UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CASH MANAGEMENT PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 98.9%

Commercial Paper - 80.5%

3M Co 0.050% due 04/01/14	$25,000,000	$25,000,000
Air Products & Chemicals Inc 0.080% due 04/23/14	22,500,000	22,498,900
Baker Hughes Inc 0.070% due 04/14/14	20,000,000	19,999,494
Bank of Montreal 0.050% due 04/01/14	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd NY 0.120% due 04/08/14	25,000,000	25,000,000
BP Capital Markets PLC (United Kingdom) 0.050% due 04/14/14	15,000,000	14,999,729
Emerson Electric Co 0.060% due 04/08/14	25,000,000	24,999,708
International Business Machines Corp 0.050% due 04/11/14	25,000,000	24,999,653
John Deere Capital Corp 0.080% due 04/02/14	25,000,000	24,999,944
Johnson & Johnson 0.040% due 04/11/14	25,000,000	24,999,722
Nestle Capital Corp 0.040% due 04/24/14	8,250,000	8,249,789
NetJets Inc 0.020% due 04/01/14	15,000,000	15,000,000
Parker Hannifin Corp 0.060% due 04/03/14	20,000,000	19,999,933
PepsiCo Inc 0.060% due 04/24/14	20,500,000	20,499,214
Royal Bank of Canada (Canada) 0.020% due 04/15/14	25,000,000	24,999,806
Siemens Capital Co LLC
0.040% due 04/04/14	15,000,000	14,999,950
0.050% due 04/08/14	10,000,000	9,999,903
Toronto-Dominion Holdings USA Inc 0.060% due 04/23/14	25,000,000	24,999,083
Toyota Motor Credit Corp 0.080% due 04/25/14	25,000,000	24,998,667

	Principal Amount	Value
Unilever Capital Corp 0.050% due 04/04/14	$11,000,000	$10,999,954
United Parcel Service Inc
0.010% due 04/10/14	19,600,000	19,599,951
0.020% due 04/09/14	5,000,000	4,999,978
Wal-Mart Stores Inc 0.060% due 04/16/14	25,000,000	24,999,375

		456,842,753

U.S. Treasury Bills - 17.8%

0.011% due 04/17/14	25,000,000	24,999,878
0.020% due 04/24/14	30,000,000	29,999,617
0.030% due 04/10/14	20,000,000	19,999,850
0.042% due 04/03/14	14,000,000	13,999,968
0.050% due 04/17/14	12,000,000	11,999,733

		100,999,046

Repurchase Agreement - 0.6%

State Street Bank & Trust Co 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $3,682,177; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $3,758,977)	3,682,177	3,682,177

Total Short-Term Investments (Amortized Cost $561,523,976)		561,523,976

TOTAL INVESTMENTS - 98.9% (Amortized Cost $561,523,976)		561,523,976

OTHER ASSETS & LIABILITIES, NET - 1.1%		6,077,594

NET ASSETS - 100.0%		$567,601,570

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$561,523,976	$-	$561,523,976	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Financials - 0.3%
Citigroup Capital XIII	61,350	$1,701,849
GMAC Capital Trust I	229,331	6,260,736

		7,962,585

Total Preferred Stocks (Cost $7,267,172)		7,962,585

	Principal Amount
CORPORATE BONDS & NOTES - 37.8%
Consumer Discretionary - 2.4%
21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	1,169,105
CCO Holdings LLC
7.000% due 01/15/19	1,310,000	1,388,600
8.125% due 04/30/20	2,250,000	2,469,375
Chrysler Group LLC 8.000% due 06/15/19 ~	2,500,000	2,750,000
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,612,128
Comcast Corp
5.150% due 03/01/20	1,658,000	1,880,465
5.650% due 06/15/35	290,000	328,763
5.700% due 05/15/18	5,000,000	5,748,835
6.500% due 11/15/35	630,000	783,733
6.550% due 07/01/39	1,130,000	1,415,326
6.950% due 08/15/37	740,000	964,349
Cox Communications Inc
4.700% due 12/15/42 ~	70,000	62,597
6.950% due 06/01/38 ~	80,000	90,948
DISH DBS Corp
5.000% due 03/15/23	536,000	541,360
5.125% due 05/01/20	380,000	397,100
6.750% due 06/01/21	1,810,000	2,031,725
Ford Motor Co 4.750% due 01/15/43	4,490,000	4,358,672
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	4,640,000	4,857,500
McDonald’s Corp 6.300% due 10/15/37	495,000	625,106
Michaels Stores Inc 7.750% due 11/01/18	870,000	934,163
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	2,860,000	2,801,224
QVC Inc 5.950% due 03/15/43	100,000	102,357
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	2,150,000	2,182,250
7.750% due 04/15/20 ~	590,000	653,425
Time Warner Cable Inc
4.125% due 02/15/21	520,000	545,251
5.500% due 09/01/41	40,000	41,854
5.875% due 11/15/40	930,000	1,011,222
6.750% due 06/15/39	1,050,000	1,248,567
8.250% due 04/01/19	5,445,000	6,793,291
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,368,053
Time Warner Inc
4.700% due 01/15/21	410,000	449,112
6.250% due 03/29/41	350,000	411,458
7.700% due 05/01/32	5,730,000	7,705,183
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,071,749

	Principal Amount	Value
Univision Communications Inc
5.125% due 05/15/23 ~	$1,490,000	$1,530,975
6.750% due 09/15/22 ~	1,031,000	1,145,699
Viacom Inc 4.250% due 09/01/23	2,340,000	2,412,142
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	1,000,000	1,037,500
WPP Finance (United Kingdom)
5.625% due 11/15/43	460,000	486,387
8.000% due 09/15/14	1,353,000	1,397,346

		70,804,895

Consumer Staples - 3.7%
Altria Group Inc
2.850% due 08/09/22	4,200,000	3,949,037
4.750% due 05/05/21	4,000,000	4,372,408
5.375% due 01/31/44	1,930,000	2,025,257
9.250% due 08/06/19	3,330,000	4,400,219
9.950% due 11/10/38	740,000	1,190,892
Anheuser-Busch InBev Worldwide Inc
2.500% due 07/15/22	6,570,000	6,215,627
5.000% due 04/15/20	1,070,000	1,210,619
5.375% due 01/15/20	4,500,000	5,174,159
CVS Caremark Corp
2.750% due 12/01/22	5,400,000	5,104,328
5.750% due 05/15/41	320,000	372,218
CVS Pass-Through Trust
5.298% due 01/11/27 ~	742,563	815,097
6.036% due 12/10/28	3,328,680	3,748,883
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,310,786
Diageo Investment Corp 2.875% due 05/11/22	4,420,000	4,297,226
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,524,888
HJ Heinz Co 4.250% due 10/15/20 ~	2,090,000	2,061,263
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,800,000	1,787,661
Kraft Foods Group Inc
3.500% due 06/06/22	3,430,000	3,457,221
5.375% due 02/10/20	1,219,000	1,392,274
Lorillard Tobacco Co
3.750% due 05/20/23	1,580,000	1,492,283
8.125% due 06/23/19	1,220,000	1,510,077
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	499,726
Mondelez International Inc
4.000% due 02/01/24	4,210,000	4,281,157
5.375% due 02/10/20	1,411,000	1,597,696
6.500% due 02/09/40	1,417,000	1,788,516
PepsiCo Inc
0.700% due 08/13/15	5,470,000	5,484,736
7.900% due 11/01/18	1,498,000	1,882,755
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	7,080,000	7,417,574
5.500% due 01/15/42 ~	320,000	349,409
Philip Morris International Inc
2.500% due 08/22/22	2,300,000	2,166,515
2.900% due 11/15/21	2,450,000	2,422,254
4.500% due 03/20/42	1,900,000	1,866,999
6.375% due 05/16/38	1,970,000	2,439,349
Reynolds American Inc
3.250% due 11/01/22	1,600,000	1,508,259
6.150% due 09/15/43	330,000	373,666
6.750% due 06/15/17	1,207,000	1,392,813
Reynolds Group Issuer Inc
5.750% due 10/15/20	1,990,000	2,094,475
6.875% due 02/15/21	1,380,000	1,497,300
7.125% due 04/15/19	1,240,000	1,317,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
The Kroger Co 6.400% due 08/15/17	$2,610,000	$2,998,718
Wal-Mart Stores Inc
5.250% due 09/01/35	730,000	826,275
5.375% due 04/05/17	915,000	1,030,665
WM Wrigley Jr Co
2.400% due 10/21/18 ~	680,000	682,874
2.900% due 10/21/19 ~	2,380,000	2,405,266
3.375% due 10/21/20 ~	750,000	758,580

		110,495,500

Energy - 6.3%
Access Midstream Partners LP
4.875% due 05/15/23	360,000	364,500
4.875% due 03/15/24	1,400,000	1,398,250
6.125% due 07/15/22	2,495,000	2,697,719
Anadarko Petroleum Corp
6.375% due 09/15/17	595,000	681,816
8.700% due 03/15/19	4,285,000	5,439,105
Apache Corp
3.250% due 04/15/22	1,542,000	1,558,173
4.750% due 04/15/43	1,140,000	1,150,491
6.900% due 09/15/18	5,000,000	5,993,290
Arch Coal Inc 7.000% due 06/15/19	4,050,000	3,148,875
Atwood Oceanics Inc 6.500% due 02/01/20	1,060,000	1,144,800
Baker Hughes Inc
3.200% due 08/15/21	200,000	203,478
7.500% due 11/15/18	4,060,000	4,995,578
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	7,940,000	8,242,530
3.245% due 05/06/22	1,860,000	1,847,841
3.561% due 11/01/21	220,000	226,535
CGG SA (France) 9.500% due 05/15/16	2,842,000	2,941,470
Chesapeake Energy Corp
5.750% due 03/15/23	220,000	234,025
6.125% due 02/15/21	1,990,000	2,179,050
6.500% due 08/15/17	650,000	732,875
6.875% due 11/15/20	520,000	592,800
Concho Resources Inc
5.500% due 10/01/22	700,000	733,250
5.500% due 04/01/23	610,000	637,450
6.500% due 01/15/22	1,526,000	1,670,970
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,371,418
CONSOL Energy Inc 6.375% due 03/01/21	2,060,000	2,191,325
Continental Resources Inc
4.500% due 04/15/23	990,000	1,027,307
5.000% due 09/15/22	420,000	441,525
Devon Energy Corp
3.250% due 05/15/22	1,200,000	1,184,146
7.950% due 04/15/32	2,810,000	3,857,034
Energy Transfer Equity LP 7.500% due 10/15/20	1,060,000	1,217,675
Enterprise Products Operating LLC
6.300% due 09/15/17	2,430,000	2,805,770
6.500% due 01/31/19	2,100,000	2,486,837
8.375% due 08/01/66 §	3,000,000	3,380,565
Hess Corp 8.125% due 02/15/19	5,100,000	6,393,329
Kerr-McGee Corp 7.875% due 09/15/31	2,137,000	2,781,258
Key Energy Services Inc 6.750% due 03/01/21	3,480,000	3,675,750
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	2,180,000	2,564,179

	Principal Amount	Value
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	$8,160,000	$8,874,000
MarkWest Energy Partners LP
5.500% due 02/15/23	1,680,000	1,734,600
6.250% due 06/15/22	598,000	648,830
Noble Energy Inc
5.250% due 11/15/43	1,130,000	1,183,937
6.000% due 03/01/41	200,000	229,366
8.250% due 03/01/19	3,290,000	4,102,133
Occidental Petroleum Corp
2.700% due 02/15/23	2,780,000	2,632,546
3.125% due 02/15/22	2,930,000	2,915,245
Peabody Energy Corp 6.250% due 11/15/21	2,900,000	2,921,750
Penn Virginia Resource Partners LP 8.375% due 06/01/20	2,473,000	2,788,307
Petrobras Global Finance BV (Netherlands) 6.250% due 03/17/24	3,550,000	3,666,791
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16	2,750,000	2,831,152
5.375% due 01/27/21	12,560,000	12,766,298
7.875% due 03/15/19	3,600,000	4,125,128
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,723,075
6.000% due 03/05/20	2,000,000	2,262,500
6.375% due 01/23/45 ~	3,990,000	4,314,187
8.000% due 05/03/19	5,700,000	6,982,500
Plains Exploration & Production Co
6.125% due 06/15/19	5,750,000	6,375,312
6.500% due 11/15/20	810,000	896,063
6.875% due 02/15/23	200,000	223,500
QEP Resources Inc
5.250% due 05/01/23	1,370,000	1,370,000
6.875% due 03/01/21	1,390,000	1,535,950
Range Resources Corp
5.000% due 08/15/22	1,880,000	1,927,000
5.000% due 03/15/23	1,580,000	1,607,650
Regency Energy Partners LP
4.500% due 11/01/23	520,000	486,200
5.875% due 03/01/22	1,770,000	1,840,800
6.500% due 07/15/21	680,000	732,700
Samson Investment Co 10.750% due 02/15/20 ~	2,530,000	2,770,350
Schlumberger Norge AS (Norway) 4.200% due 01/15/21 ~	50,000	54,143
SESI LLC 7.125% due 12/15/21	850,000	952,000
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,419,697
Sinopec Group Overseas Development Ltd (United Kingdom) 2.750% due 05/17/17 ~	2,400,000	2,467,814
The Williams Cos Inc
7.500% due 01/15/31	4,635,000	5,113,198
7.875% due 09/01/21	440,000	523,589
Transocean Inc (Cayman)
5.050% due 12/15/16	1,370,000	1,491,222
6.375% due 12/15/21	1,320,000	1,486,076

		187,168,598

Financials - 13.1%
Ally Financial Inc 7.500% due 09/15/20	40,000	47,700
American Express Credit Corp 5.125% due 08/25/14	11,279,000	11,490,763
American Honda Finance Corp 1.000% due 08/11/15 ~	5,100,000	5,131,559

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
American International Group Inc
5.850% due 01/16/18	$2,000,000	$2,288,010
8.250% due 08/15/18	3,465,000	4,340,512
ANZ New Zealand International Ltd (New Zealand) 1.850% due 10/15/15 ~	2,630,000	2,675,999
Bank of America Corp
2.600% due 01/15/19	4,770,000	4,795,586
3.875% due 03/22/17	1,230,000	1,313,102
4.000% due 04/01/24 #	4,800,000	4,804,867
4.125% due 01/22/24	9,345,000	9,470,644
4.500% due 04/01/15	5,980,000	6,205,877
4.875% due 04/01/44 #	3,000,000	3,025,518
5.000% due 05/13/21	5,590,000	6,173,758
5.000% due 01/21/44	6,910,000	7,081,845
5.650% due 05/01/18	2,070,000	2,342,723
5.700% due 05/02/17	1,520,000	1,692,079
5.750% due 12/01/17	560,000	634,644
7.625% due 06/01/19	1,400,000	1,725,473
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	191,196
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	819,894
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,665,679
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,622,992
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,932,000
5.000% due 08/01/23	1,010,000	1,037,775
Citigroup Inc
3.500% due 05/15/23	2,790,000	2,637,652
3.953% due 06/15/16	2,320,000	2,459,738
5.500% due 10/15/14	316,000	324,378
5.500% due 09/13/25	3,080,000	3,288,334
5.900% § ±	1,070,000	1,052,363
5.950% § ±	1,820,000	1,781,325
6.000% due 08/15/17	5,155,000	5,848,487
6.010% due 01/15/15	3,771,000	3,931,332
6.125% due 11/21/17	100,000	114,617
6.375% due 08/12/14	331,000	337,985
6.675% due 09/13/43	1,180,000	1,386,625
8.500% due 05/22/19	610,000	778,251
Commonwealth Bank of Australia (Australia)
1.250% due 09/18/15	6,100,000	6,166,289
3.750% due 10/15/14 ~	2,490,000	2,536,155
5.000% due 10/15/19 ~	1,060,000	1,183,710
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.625% due 12/01/23	4,490,000	4,630,092
5.750% due 12/01/43	2,130,000	2,333,044
11.000% § ± ~	3,830,000	5,093,900
Credit Agricole SA (France) 8.375% § ± ~	7,290,000	8,310,600
Daimler Finance North America LLC
1.300% due 07/31/15 ~	2,310,000	2,326,985
2.625% due 09/15/16 ~	5,390,000	5,590,648
Ford Motor Credit Co LLC
5.750% due 02/01/21	1,270,000	1,452,554
8.125% due 01/15/20	6,150,000	7,766,853
General Electric Capital Corp
1.625% due 07/02/15	1,970,000	1,997,489
3.750% due 11/14/14	9,000,000	9,189,648
4.375% due 09/16/20	640,000	696,364
5.300% due 02/11/21	940,000	1,058,913
5.875% due 01/14/38	1,570,000	1,857,211
6.000% due 08/07/19	8,010,000	9,417,261
6.150% due 08/07/37	1,105,000	1,344,677
6.875% due 01/10/39	1,940,000	2,563,493

	Principal Amount	Value
General Motors Financial Co Inc
2.750% due 05/15/16	$930,000	$944,508
3.250% due 05/15/18	700,000	708,750
4.250% due 05/15/23	800,000	792,000
Goldman Sachs Capital II 4.000% § ±	8,875,000	6,878,125
HSBC Bank USA NA 7.000% due 01/15/39	3,040,000	3,939,013
HSBC Finance Corp 6.676% due 01/15/21	570,000	666,150
HSBC Holdings PLC (United Kingdom) 4.250% due 03/14/24	2,500,000	2,508,488
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,381,379
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	4,620,000	4,936,669
ING US Inc 2.900% due 02/15/18	700,000	718,059
Intesa Sanpaolo SPA (Italy)
3.125% due 01/15/16	1,090,000	1,116,512
3.625% due 08/12/15 ~	2,330,000	2,391,475
JPMorgan Chase & Co
1.100% due 10/15/15	7,930,000	7,966,042
3.375% due 05/01/23	3,030,000	2,874,185
4.250% due 10/15/20	1,230,000	1,317,580
4.350% due 08/15/21	690,000	740,863
4.500% due 01/24/22	2,310,000	2,494,788
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	9,121,800
Lloyds Banking Group PLC (United Kingdom) 5.920% § ± ~	5,900,000	5,900,000
M&T Bank Corp 6.875% ±	8,130,000	8,172,902
MetLife Inc 4.750% due 02/08/21	2,370,000	2,640,813
Morgan Stanley
4.750% due 03/22/17	600,000	655,353
5.450% due 01/09/17	5,155,000	5,703,425
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,028,326
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	510,000	520,192
4.875% due 05/13/21 ~	6,220,000	6,534,670
Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	980,000	1,001,200
4.700% due 07/03/18	580,000	596,835
5.000% due 10/01/14	1,510,000	1,530,915
6.000% due 12/19/23	3,120,000	3,206,886
6.100% due 06/10/23	3,870,000	4,024,703
6.400% due 10/21/19	370,000	427,120
7.640% § ±	1,000,000	1,020,000
7.648% § ±	560,000	604,800
Santander U.S. Debt SAU (Spain)
3.724% due 01/20/15 ~	1,500,000	1,528,907
3.781% due 10/07/15 ~	2,750,000	2,845,420
SLM Corp
3.875% due 09/10/15	5,110,000	5,288,850
8.000% due 03/25/20	3,380,000	3,903,900
Standard Chartered PLC (United Kingdom)
5.700% due 03/26/44 ~	5,540,000	5,498,450
6.409% § ± ~	3,900,000	4,177,973
State Street Corp 4.956% due 03/15/18	10,010,000	10,917,296
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,351,073
3.150% due 07/22/15 ~	2,290,000	2,360,463
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,752,001

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	$3,460,000	$3,195,009
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,110,000	2,162,822
The Goldman Sachs Group Inc 5.250% due 07/27/21	1,030,000	1,142,075
5.750% due 01/24/22	400,000	454,345
5.950% due 01/15/27	3,270,000	3,564,558
6.000% due 05/01/14	960,000	964,247
6.000% due 06/15/20	5,460,000	6,280,179
6.250% due 02/01/41	7,880,000	9,390,044
6.750% due 10/01/37	2,645,000	3,039,372
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,405,762
Vesey Street Investment Trust I 4.404% due 09/01/16	1,840,000	1,974,614
Wachovia Bank NA 6.000% due 11/15/17	2,800,000	3,229,220
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,715,438
Wells Fargo & Co 1.500% due 01/16/18	1,730,000	1,715,468
3.450% due 02/13/23	2,130,000	2,071,538
3.676% due 06/15/16	2,830,000	3,002,616
4.600% due 04/01/21	6,240,000	6,879,132
5.375% due 11/02/43	2,030,000	2,146,485
5.606% due 01/15/44	2,367,000	2,571,644
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	2,565,000	2,783,025

		389,343,620

Health Care - 2.2%
AbbVie Inc 1.750% due 11/06/17	5,730,000	5,754,163
2.900% due 11/06/22	3,500,000	3,376,184
Catholic Health Initiatives 4.350% due 11/01/42	420,000	385,781
Express Scripts Holding Co 3.500% due 11/15/16	10,520,000	11,146,645
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	890,000	950,075
Fresenius Medical Care US Finance Inc 5.750% due 02/15/21 ~	1,830,000	1,955,813
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	2,455,000	3,136,110
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,600,000	3,521,369
HCA Inc 6.500% due 02/15/20	1,200,000	1,347,000
7.500% due 02/15/22	3,060,000	3,503,700
Humana Inc 3.150% due 12/01/22	930,000	886,535
4.625% due 12/01/42	490,000	474,392
Mallinckrodt International Finance SA (Luxembourg) 3.500% due 04/15/18 ~	170,000	167,657
Medtronic Inc 3.125% due 03/15/22	430,000	431,688
4.450% due 03/15/20	2,110,000	2,320,217
Perrigo Co PLC (Ireland) 4.000% due 11/15/23 ~	1,130,000	1,131,965
Pfizer Inc 6.200% due 03/15/19	400,000	474,234
7.200% due 03/15/39	4,000,000	5,570,512
Roche Holdings Inc 6.000% due 03/01/19 ~	1,653,000	1,944,702
Tenet Healthcare Corp 4.500% due 04/01/21	840,000	824,250
6.000% due 10/01/20 ~	2,640,000	2,829,750

	Principal Amount	Value
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	$200,000	$200,687
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,622,221
5.300% due 02/01/44	320,000	346,189
UnitedHealth Group Inc 3.875% due 10/15/20	2,110,000	2,235,501
5.700% due 10/15/40	10,000	11,725
5.800% due 03/15/36	660,000	770,615
6.875% due 02/15/38	1,000,000	1,320,241
WellPoint Inc 1.250% due 09/10/15	1,210,000	1,218,604
3.125% due 05/15/22	2,050,000	1,965,505
3.700% due 08/15/21	220,000	225,014
7.000% due 02/15/19	1,290,000	1,536,140
Zoetis Inc 3.250% due 02/01/23	730,000	705,557

		64,290,741

Industrials - 1.9%
ABB Finance USA Inc 4.375% due 05/08/42	390,000	390,166
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	820,000	871,762
Air 2 U.S. (Cayman) 8.027% due 10/01/20 ~	1,478,839	1,563,873
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,519,815
CSC Holdings LLC 6.750% due 11/15/21	2,035,000	2,284,287
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,903,625	4,587,150
Eaton Corp 1.500% due 11/02/17	2,000,000	1,992,472
2.750% due 11/02/22	6,899,000	6,544,046
4.150% due 11/02/42	2,040,000	1,912,943
General Electric Co 0.850% due 10/09/15	2,180,000	2,190,817
4.500% due 03/11/44	1,110,000	1,131,875
5.250% due 12/06/17	3,535,000	4,010,104
International Lease Finance Corp 6.500% due 09/01/14 ~	2,080,000	2,132,000
6.750% due 09/01/16 ~	5,660,000	6,325,050
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,940,352
Raytheon Co 3.125% due 10/15/20	1,680,000	1,700,345
The Boeing Co 4.875% due 02/15/20	4,110,000	4,610,857
UAL Pass-Through Trust 9.750% due 07/15/18	468,761	539,075
United Airlines Inc 6.750% due 09/15/15 ~	2,225,000	2,275,062
United Technologies Corp 4.500% due 04/15/20	2,130,000	2,338,399
4.500% due 06/01/42	1,880,000	1,922,026
Waste Management Inc 7.375% due 05/15/29	1,510,000	1,924,925

		56,707,401

Information Technology - 0.2%
Activision Blizzard Inc 5.625% due 09/15/21 ~	1,480,000	1,587,300
National Semiconductor Corp 6.600% due 06/15/17	380,000	441,895
Oracle Corp 1.200% due 10/15/17	4,990,000	4,955,963

		6,985,158

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Materials - 3.4%
ArcelorMittal (Luxembourg) 5.000% due 02/25/17	$1,330,000	$1,418,113
Ball Corp
4.000% due 11/15/23	650,000	611,000
5.000% due 03/15/22	3,950,000	4,068,500
Barrick Gold Corp (Canada)
3.850% due 04/01/22	810,000	775,100
4.100% due 05/01/23	4,730,000	4,496,016
6.950% due 04/01/19	2,470,000	2,900,640
Barrick North America Finance LLC 4.400% due 05/30/21	3,350,000	3,381,068
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,083,897
5.000% due 09/30/43	2,320,000	2,464,671
6.500% due 04/01/19	6,830,000	8,211,934
Celulosa Arauco y Constitucion SA (Chile)
4.750% due 01/11/22	2,625,000	2,651,066
Cliffs Natural Resources Inc
3.950% due 01/15/18	2,150,000	2,163,433
4.800% due 10/01/20	1,320,000	1,298,339
Eagle Spinco Inc 4.625% due 02/15/21 ~	1,920,000	1,905,600
Ecolab Inc 4.350% due 12/08/21	940,000	1,013,220
FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	700,000	756,875
Freeport-McMoRan Copper & Gold Inc
2.375% due 03/15/18	810,000	808,631
3.100% due 03/15/20	2,530,000	2,465,414
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	844,122
Hexion US Finance Corp 6.625% due 04/15/20	1,740,000	1,809,600
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	885,000	986,809
6.000% due 11/15/21	490,000	574,924
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	707,210
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,762,271
2.500% due 05/20/16	1,410,000	1,456,551
3.750% due 09/20/21	2,320,000	2,393,579
4.125% due 05/20/21	1,120,000	1,182,069
9.000% due 05/01/19	3,750,000	4,884,630
Rock Tenn Co
3.500% due 03/01/20	1,020,000	1,036,345
4.000% due 03/01/23	1,330,000	1,339,942
Southern Copper Corp 5.250% due 11/08/42	7,320,000	6,303,662
Steel Dynamics Inc
6.375% due 08/15/22	850,000	928,625
7.625% due 03/15/20	1,700,000	1,848,750
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	10,949,000	10,926,511
6.875% due 11/21/36	4,520,000	4,838,556
8.250% due 01/17/34	1,205,000	1,464,120
Vedanta Resources PLC (United Kingdom) 9.500% due 07/18/18 ~	1,100,000	1,248,500
Xstrata Finance Canada Ltd (Canada)
2.050% due 10/23/15 ~	4,270,000	4,320,992
2.700% due 10/25/17 ~	3,860,000	3,910,720
5.800% due 11/15/16 ~	820,000	903,427

		100,145,432

Telecommunication Services - 2.9%
America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,940,000	3,236,964
5.625% due 11/15/17	1,500,000	1,708,125

	Principal Amount	Value
AT&T Inc
2.500% due 08/15/15	$800,000	$820,200
3.875% due 08/15/21	2,750,000	2,873,167
4.450% due 05/15/21	390,000	422,149
5.500% due 02/01/18	3,625,000	4,094,474
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,607,316
6.750% due 08/20/18	1,545,000	1,836,994
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23 ~	1,870,000	1,839,612
7.500% due 04/01/21	2,520,000	2,778,300
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	903,725
SoftBank Corp (Japan) 4.500% due 04/15/20 ~	3,520,000	3,520,000
Sprint Capital Corp 8.750% due 03/15/32	3,899,000	4,308,395
Sprint Communications Inc 9.000% due 11/15/18 ~	1,870,000	2,290,750
Sprint Corp 7.875% due 09/15/23 ~	990,000	1,091,475
Telecom Italia Capital SA (Luxembourg) 7.175% due 06/18/19	160,000	184,200
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	1,420,000	1,539,749
5.462% due 02/16/21	370,000	407,971
5.877% due 07/15/19	350,000	394,740
6.221% due 07/03/17	150,000	169,956
6.421% due 06/20/16	250,000	276,996
tw telecom holdings Inc 5.375% due 10/01/22	1,070,000	1,095,412
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,340,000	2,515,500
Verizon Communications Inc
1.250% due 11/03/14	3,000,000	3,014,454
3.450% due 03/15/21	2,670,000	2,711,529
4.150% due 03/15/24	1,890,000	1,924,322
4.500% due 09/15/20	1,220,000	1,327,327
5.050% due 03/15/34	780,000	802,706
5.150% due 09/15/23	14,260,000	15,636,603
6.350% due 04/01/19	300,000	354,378
6.400% due 09/15/33	9,220,000	10,978,761
6.550% due 09/15/43	7,430,000	9,074,526

		87,740,776

Utilities - 1.7%
AES Corp
4.875% due 05/15/23	1,170,000	1,123,200
7.375% due 07/01/21	580,000	664,100
8.000% due 06/01/20	2,530,000	2,998,050
Calpine Corp
5.875% due 01/15/24 ~	470,000	479,400
7.500% due 02/15/21 ~	3,022,000	3,316,645
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,754,079
5.200% due 08/15/19	2,300,000	2,571,998
Duke Energy Corp 3.550% due 09/15/21	1,050,000	1,074,345
FirstEnergy Corp
2.750% due 03/15/18	1,360,000	1,357,465
4.250% due 03/15/23	5,100,000	4,956,440
7.375% due 11/15/31	11,550,000	13,301,338
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	721,244
6.500% due 09/15/37	2,400,000	2,977,851
Pacific Gas & Electric Co
6.050% due 03/01/34	3,052,000	3,615,579
8.250% due 10/15/18	930,000	1,159,190

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
PacifiCorp 5.650% due 07/15/18	$1,860,000	$2,133,182
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,143,655

		49,347,761

Total Corporate Bonds & Notes (Cost $1,063,769,082)		1,123,029,882

SENIOR LOAN NOTES - 3.0%
Consumer Discretionary - 1.4%
Aramark Corp Term F 3.250% due 02/24/21 §	2,070,000	2,056,632
Big Heart Pet Brands 3.500% due 03/08/20 §	2,915,245	2,902,037
Caesars Entertainment Operating Co Term B6 5.489% due 01/26/18 §	1,437,099	1,358,957
CCM Merger Inc Term B 5.000% due 03/01/17 §	1,430,232	1,437,979
Charter Communications Operating LLC
Term E
3.000% due 07/01/20 §	1,985,000	1,971,105
Term F
3.000% due 01/03/21 §	1,042,125	1,034,830
Hilton Worldwide Finance LLC Term B2 4.000% due 10/26/20 §	1,221,053	1,224,716
J Crew Group Inc Term B 4.000% due 03/05/21 §	595,408	594,943
Landry’s Inc Term B 6.250% due 04/24/18 §	1,871,281	1,885,549
Language Line LLC Term B 6.250% due 06/20/16 §	1,650,587	1,650,587
McGraw Hill Global Holdings Term B (1st Lien) 5.750% due 03/22/19 §	927,550	935,231
Michaels Stores Inc 3.750% due 01/28/20 §	2,382,000	2,388,593
Party City Holdings Inc 4.250% due 07/27/19 §	2,228,134	2,220,242
Phillips-Van Heusen Corp Term B 3.250% due 02/13/20 §	1,012,214	1,015,611
ServiceMaster Co 4.250% due 01/31/17 §	4,937,500	4,949,844
The Gymboree Corp 5.000% due 02/23/18 §	2,875,859	2,593,067
Univision Communications Inc Term C4 4.000% due 03/01/20 §	2,848,063	2,850,734
Virgin Media Investment Holdings Ltd Term B (United Kingdom) 3.500% due 06/08/20 §	2,820,000	2,816,827
Visant Corp Term B 5.250% due 12/22/16 §	1,456,574	1,448,078
Wendy’s International Inc Term B 3.250% due 05/15/19 §	3,054,694	3,051,967

		40,387,529

Consumer Staples - 0.2%
H.J. Heinz Co
Term B1
3.250% due 06/07/19 §	684,825	687,475
Term B2
3.250% due 06/05/20 §	2,282,750	2,298,303
Supervalu Inc Term B 4.500% due 03/21/19 §	3,063,845	3,072,703
The Sun Products Corp 5.500% due 03/23/20 §	992,481	948,646

		7,007,127

	Principal Amount	Value
Financials - 0.2%
First Data Corp Term B
4.155% due 03/23/18 §	$3,257,313	$3,269,808
4.155% due 09/24/18 §	1,000,000	1,003,854
Windsor Financing LLC Term B 6.250% due 12/05/17 §	936,043	964,124

		5,237,786

Health Care - 0.1%
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,156,110	3,165,118

Industrials - 0.7%
ADS Waste Holdings Inc 3.750% due 10/09/19 §	1,448,995	1,448,882
American Airlines Inc 3.750% due 06/27/19 §	1,687,250	1,694,983
BakerCorp International Inc 4.250% due 02/14/20 §	982,538	985,403
CSC Holdings LLC Term B 2.653% due 04/17/20 §	2,977,500	2,947,493
FGI Operating Co LLC 5.500% due 04/19/19 §	1,965,963	1,999,138
Gardner Denver Inc 4.250% due 07/30/20 §	2,517,350	2,519,396
INA Beteiligungsgesellschaft mbH Term C (Germany) 4.250% due 01/27/17 §	2,000,000	2,011,958
Nielsen Finance LLC Term E 2.904% due 05/02/16 §	3,331,870	3,340,460
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,875,527	2,878,673

		19,826,386

Information Technology - 0.0%
SunGard Data Systems Inc Term E 4.000% due 03/09/20 §	1,345,768	1,350,815

Materials - 0.1%
FMG Resources Property Ltd Term B (Australia) 4.250% due 06/28/19 §	1,965,138	1,982,639

Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	2,898,513	2,909,368
Telesat LLC Term B2 (Canada) 3.500% due 03/28/19 §	1,473,863	1,476,166
Windstream Corp Term B4 3.500% due 01/23/20 §	922,990	923,182

		5,308,716

Utilities - 0.1%
Equipower Resources Holdings LLC (1st Lien) 4.250% due 12/21/18 §	1,219,175	1,228,066
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,977,444	2,956,417

		4,184,483

Total Senior Loan Notes (Cost $88,638,896)		88,450,599

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 38.4%

Collateralized Mortgage Obligations - Commercial - 4.3%

ACRE Commercial Mortgage Trust
3.157% due 06/15/30 " § ~	$750,000	$755,540
4.557% due 06/15/30 " § ~	1,940,000	1,959,199
Banc of America Commercial Mortgage Trust
5.421% due 09/10/45 " §	1,119,000	1,198,404
5.448% due 09/10/47 "	480,000	514,990
5.792% due 04/10/49 " §	920,000	897,332
Bear Stearns Commercial Mortgage Securities Trust
5.896% due 06/11/40 " §	850,000	858,042
6.082% due 06/11/50 " §	1,240,000	1,246,010
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	2,430,000	1,841,889
CD Mortgage Trust
5.388% due 01/15/46 " §	2,890,000	2,663,053
5.688% due 10/15/48 "	1,690,000	1,630,765
CGRBS Commercial Mortgage Trust 3.369% due 03/13/23 " §	3,570,000	3,473,233
Citigroup Commercial Mortgage Trust
2.110% due 01/12/30 " ~	1,454,489	1,467,119
5.482% due 10/15/49 "	1,350,000	1,357,349
6.341% due 12/10/49 " §	680,000	653,029
COBALT CMBS Commercial Mortgage Trust 5.526% due 04/15/47 " §	1,225,000	1,348,866
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	278,414
Commercial Mortgage Trust
2.987% due 04/12/35 " § ~	880,000	846,269
4.046% due 10/10/46 "	950,000	984,827
4.300% due 10/10/46 "	1,030,000	1,064,461
4.715% due 10/10/46 " §	2,186,000	2,340,677
4.762% due 10/10/46 " §	450,000	467,949
5.255% due 10/10/46 " §	220,000	228,807
6.015% due 07/10/38 " §	2,041,000	2,224,239
Credit Suisse Commercial Mortgage Trust 5.549% due 01/15/49 " §	4,084,000	4,258,445
DBUBS Mortgage Trust (IO) 1.564% due 08/10/44 " § ~	12,901,850	398,416
Extended Stay America Trust 2.958% due 12/05/31 " ~	1,090,000	1,084,720
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.902% due 09/25/22 " §	6,068,483	356,617
1.043% due 01/25/20 " §	11,177,236	544,136
1.196% due 04/25/20 " §	23,529,293	1,257,264
1.375% due 06/25/21 " §	10,776,220	779,633
1.444% due 12/25/21 " §	7,102,693	607,941
1.487% due 08/25/20 " §	3,819,117	269,490
1.511% due 06/25/22 " §	4,329,618	416,715
1.573% due 10/25/21 " §	6,033,264	569,205
1.663% due 06/25/20 " §	11,664,902	906,474
1.664% due 07/25/21 " §	14,890,706	1,436,655
Government National Mortgage Association
2.000% due 12/16/49 "	4,771,121	4,751,929
2.250% due 03/16/35 "	3,908,093	3,916,267
2.900% due 02/16/44 - 06/16/44 " §	15,069,677	15,312,313
Government National Mortgage Association (IO)
0.825% due 08/16/52 " §	9,278,012	607,552
0.948% due 06/16/55 " §	9,667,241	632,803
GS Mortgage Securities Trust
4.271% due 11/10/46 "	2,880,000	3,048,952
4.649% due 11/10/46 "	2,060,000	2,200,620
5.161% due 11/10/46 " §	1,680,000	1,799,534

	Principal Amount	Value
GS Mortgage Securities Trust (IO) 1.879% due 08/10/44 " § ~	$5,657,727	$385,908
JPMBB Commercial Mortgage Securities Trust
4.420% due 11/15/45 "	2,300,000	2,419,369
4.888% due 01/15/47 " §	510,000	542,115
5.050% due 11/15/45 " §	950,000	1,001,922
JPMorgan Chase Commercial Mortgage Securities Trust
1.555% due 10/15/30 " § ~	3,590,000	3,595,376
2.705% due 10/15/30 " § ~	2,750,000	2,758,152
5.336% due 05/15/47 "	1,010,000	1,103,995
5.904% due 02/12/51 " §	1,400,000	1,583,757
5.930% due 02/12/51 " §	400,000	451,702
LB Commercial Mortgage Trust 5.868% due 07/15/44 " §	1,390,000	1,555,173
LB-UBS Commercial Mortgage Trust 6.150% due 09/15/45 " §	960,000	1,096,376
Merrill Lynch Mortgage Trust
5.802% due 08/12/43 " §	3,190,000	3,227,360
5.841% due 06/12/50 " §	140,000	156,033
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.378% due 08/12/48 "	5,511,231	5,970,827
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 " §	3,390,000	3,049,412
Morgan Stanley Bank of America Merrill Lynch Trust
2.918% due 02/15/46 "	770,000	739,893
3.214% due 02/15/46 "	1,354,000	1,298,701
3.456% due 05/15/46 "	1,330,000	1,294,180
Morgan Stanley Bank of America Merrill Lynch Trust (IO) 1.883% due 08/15/45 " § ~	10,621,569	972,128
RBS Commercial Funding Inc Trust 3.834% due 01/13/32 " § ~	6,208,000	6,335,255
UBS-Barclays Commercial Mortgage Trust 3.317% due 12/10/45 " ~	1,150,000	1,113,937
UBS-Barclays Commercial Mortgage Trust (IO) 2.021% due 12/10/45 " § ~	9,144,060	1,009,413
Wachovia Bank Commercial Mortgage Trust
5.383% due 12/15/43 "	1,220,000	1,322,936
5.500% due 04/15/47 "	3,240,000	3,590,929
5.632% due 10/15/48 " §	2,670,000	2,687,045
5.660% due 04/15/47 " §	1,310,000	1,336,197
WFRBS Commercial Mortgage Trust (IO)
1.113% due 02/15/44 " § ~	15,932,787	586,581
1.509% due 03/15/47 " §	11,330,000	951,505
1.588% due 06/15/45 " § ~	3,196,953	296,266

		127,888,587

Collateralized Mortgage Obligations - Residential - 14.2%
Adjustable Rate Mortgage Trust
0.404% due 03/25/36 " §	824,395	549,372
2.532% due 07/25/35 " §	958,584	891,330
2.662% due 10/25/35 " §	10,260,000	9,294,883
Alternative Loan Trust
0.454% due 12/25/35 " §	3,045,678	2,537,089
6.000% due 03/25/27 "	373,772	349,828
6.000% due 05/25/36 "	6,732,606	5,268,271
6.500% due 09/25/34 "	1,169,727	1,166,209
6.500% due 09/25/36 "	3,282,012	2,810,787
16.601% due 06/25/35 " §	10,731,250	13,877,095
Bear Stearns ALT-A Trust 0.854% due 01/25/35 " §	6,437,894	6,269,209
Bear Stearns ARM Trust 2.644% due 10/25/36 " §	473,844	408,436
Bear Stearns Asset-Backed Securities I Trust 22.986% due 03/25/36 " §	3,985,578	4,510,977

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.334% due 08/25/47 " § ~	$1,150,295	$842,872
0.354% due 01/25/36 " § ~	14,589	13,215
0.384% due 07/25/36 " § ~	163,424	142,889
0.444% due 10/25/35 " § ~	42,864	39,547
0.454% due 08/25/35 " § ~	18,907	17,370
Citigroup Mortgage Loan Trust
2.380% due 02/25/36 " § ~	2,220,411	2,231,749
2.697% due 04/25/37 " §	2,407,737	2,005,527
6.500% due 10/25/36 " ~	3,721,612	2,972,221
CitiMortgage Alternative Loan Trust 6.000% due 01/25/37 "	6,595,950	5,516,094
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	3,258,322	3,344,277
5.750% due 02/25/37 "	13,222,739	12,119,196
Fannie Mae
0.504% due 05/25/34 " §	1,327,070	1,327,806
4.000% due 04/25/40 - 07/25/40 "	37,500,000	38,742,101
5.404% due 10/25/23 " §	8,270,000	9,225,764
5.500% due 04/25/42 "	10,526,367	11,682,483
6.000% due 05/25/42 "	4,584,136	5,055,356
6.500% due 06/25/39 - 07/25/42 "	10,036,511	11,201,784
7.000% due 05/25/42 "	1,913,229	2,125,988
Fannie Mae (IO)
3.000% due 11/25/26 - 09/25/32 "	31,467,548	4,053,482
3.500% due 11/25/41 "	4,912,948	1,087,621
4.000% due 11/25/39 "	1,966,437	430,689
4.500% due 11/25/39 "	1,397,553	299,715
5.000% due 01/25/38 - 01/25/39 "	2,645,154	464,335
5.000% due 01/25/39 " §	787,391	127,954
5.500% due 01/25/39 " §	793,818	133,138
5.846% due 07/25/42 " §	1,040,440	211,217
5.946% due 07/25/40 - 07/25/43 " §	6,893,139	1,419,550
5.996% due 09/25/41 - 03/25/42 " §	26,264,225	5,171,596
6.000% due 01/25/38 - 07/25/38 "	3,641,238	632,920
6.046% due 11/25/39 " §	1,272,042	231,250
6.326% due 04/25/40 " §	2,185,478	333,072
6.376% due 12/25/40 " §	989,341	123,818
6.446% due 11/25/36 - 07/25/42 " §	4,272,643	840,428
6.486% due 07/25/41 " §	1,944,186	322,665
6.496% due 09/25/40 - 03/25/42 " §	9,509,737	1,567,812
Fannie Mae (PO) 0.273% due 03/25/42 "	608,715	521,467
Freddie Mac
0.505% due 04/15/33 " §	249,028	249,281
1.155% due 02/15/32 " §	196,463	202,022
3.500% due 10/15/37 "	2,700,000	2,708,739
4.000% due 12/15/39 "	10,346,417	10,830,697
Freddie Mac
5.000% due 02/15/30 - 03/15/35 "	26,223,899	28,409,766
5.500% due 07/15/34 "	10,385,224	11,219,402
6.000% due 05/15/36 "	7,182,586	8,024,173
Freddie Mac (IO)
3.000% due 09/15/31 - 12/15/31 "	6,935,535	1,000,363
3.500% due 06/15/27 "	8,443,677	1,183,039
5.795% due 10/15/41 - 06/15/42 " §	5,926,275	1,182,155
5.875% due 09/15/37 " §	3,245,729	473,414
5.895% due 08/15/39 - 08/15/42 " §	5,162,483	841,348
5.995% due 08/15/32 - 11/15/42 " §	4,654,713	1,009,345
6.045% due 05/15/39 " §	6,205,166	1,196,765
6.075% due 01/15/40 " §	811,391	123,510
6.095% due 09/15/42 " §	2,559,412	511,459
6.135% due 11/15/36 " §	1,409,312	210,314
6.445% due 11/15/41 " §	4,424,407	791,952
Freddie Mac Structured Agency Credit Risk Debt Notes 4.654% due 02/25/24 " §	3,590,000	3,824,481
Government National Mortgage Association
0.509% due 08/20/58 " §	22,057,441	21,967,061
0.659% due 03/20/61 " §	3,184,342	3,181,344

	Principal Amount	Value
1.155% due 05/20/60 " §	$862,678	$876,830
4.500% due 07/20/39 - 10/20/39 "	18,800,000	20,051,080
5.000% due 07/20/39 - 04/16/40 "	10,600,000	11,562,350
Government National Mortgage Association (IO)
3.500% due 04/20/27 - 05/20/43 "	11,989,366	1,737,628
5.000% due 11/20/36 "	2,801,573	214,162
5.945% due 08/16/42 " §	2,942,932	473,810
5.995% due 06/16/43 " §	7,176,096	1,250,547
6.193% due 11/20/39 " §	1,779,157	294,412
6.323% due 04/20/40 " §	581,829	105,452
6.343% due 03/20/39 " §	1,288,761	187,481
6.395% due 04/16/34 " §	317,135	17,459
6.493% due 01/20/40 " §	921,198	151,940
6.543% due 06/20/43 " §	5,785,212	1,223,944
6.593% due 12/20/39 " §	5,972,023	1,211,326
GSMPS Mortgage Loan Trust
0.504% due 01/25/35 " § ~	4,379,685	3,713,053
0.504% due 03/25/35 " § ~	1,675,120	1,477,074
0.504% due 09/25/35 " § ~	4,979,485	4,288,746
GSR Mortgage Loan Trust 2.655% due 07/25/35 " §	989,276	934,835
GSR Mortgage Loan Trust (IO) 6.396% due 10/25/36 " §	2,849,123	602,735
Homestar Mortgage Acceptance Corp 0.704% due 01/25/35 " §	1,211,886	1,205,460
Impac CMB Trust 0.414% due 11/25/35 " §	4,832,686	3,718,752
IndyMac INDX Mortgage Loan Trust
0.394% due 06/25/37 " §	4,403,311	3,897,657
0.414% due 06/25/35 " §	3,361,649	3,050,058
JP Morgan Mortgage Trust 2.785% due 08/25/35 " §	2,400,000	2,272,260
Lehman Mortgage Trust
0.904% due 12/25/35 " §	11,664,252	8,731,253
6.000% due 05/25/37 "	985,145	953,193
MASTR Adjustable Rate Mortgages Trust 2.641% due 04/21/34 " §	3,548,638	3,611,229
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	2,331,009	2,415,731
Merrill Lynch Mortgage Investors Trust 2.457% due 06/25/35 " §	4,000,000	3,832,652
Morgan Stanley Mortgage Loan Trust
2.580% due 07/25/35 " §	2,889,933	2,515,294
2.683% due 07/25/34 " §	1,298,115	1,296,597
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	3,148,361	3,272,792
RAAC Trust 6.000% due 09/25/34 "	182,918	185,677
RBSSP Resecuritization Trust 3.089% due 12/26/35 " § ~	1,193,515	1,200,717
Residential Asset Securitization Trust
0.654% due 07/25/36 " §	970,339	723,476
6.000% due 08/25/36 "	2,371,860	2,213,759
Structured Adjustable Rate Mortgage Loan Trust
0.454% due 08/25/37 " §	3,165,190	2,596,997
2.436% due 05/25/34 " §	1,981,440	2,000,893
4.953% due 05/25/36 " §	4,043,071	3,376,069
5.029% due 05/25/36 " §	5,910,945	5,015,206
Wachovia Mortgage Loan Trust 0.334% due 01/25/37 " §	1,496,540	1,038,819
WaMu Mortgage Pass-Through Certificates Trust
0.444% due 10/25/45 " §	4,842,672	4,487,694
0.474% due 08/25/45 " §	7,585,877	7,093,546
0.738% due 07/25/44 " §	666,010	626,175
0.829% due 03/25/47 " §	7,012,243	5,677,084
1.830% due 10/25/36 " §	2,437,207	1,985,003

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
2.419% due 09/25/33 " §	$440,429	$451,046
2.465% due 02/25/33 " §	1,349,335	1,333,534
4.730% due 07/25/37 " §	7,381,776	6,843,748
6.000% due 07/25/36 "	1,275,818	969,519
Wells Fargo Mortgage Loan Trust 2.753% due 08/27/35 " § ~	3,652,077	3,702,929
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	3,689,779	3,540,457
6.000% due 08/25/37 "	2,801,600	2,748,550

		422,611,774

Fannie Mae - 12.0%
2.500% due 01/01/28 - 02/01/28 "	4,889,459	4,903,637
3.000% due 09/01/42 - 02/01/43 "	28,814,216	27,834,769
3.500% due 04/01/29 - 05/01/43 "	54,528,771	55,090,375
4.000% due 10/01/42 - 05/01/44 "	82,521,765	85,450,734
4.500% due 04/01/23 - 05/01/44 "	124,474,559	132,705,598
5.000% due 07/01/33 - 05/01/42 "	24,434,643	26,805,564
5.500% due 04/01/37 - 11/01/38 "	7,686,703	8,486,937
6.000% due 04/01/33 - 08/01/37 "	1,343,854	1,513,685
6.500% due 05/01/40 "	8,436,342	9,482,218
7.000% due 02/01/39 "	4,117,069	4,563,690

		356,837,207

Freddie Mac - 3.4%
2.433% due 11/01/36 " §	584,987	627,604
2.526% due 01/01/37 " §	114,712	123,129
3.000% due 05/01/44 "	15,700,000	15,093,465
3.500% due 04/01/29 - 05/01/44 "	11,709,585	11,751,935
4.000% due 10/01/25 - 04/01/43 "	22,668,193	23,941,441
4.500% due 05/01/44 "	8,200,000	8,713,141
5.000% due 12/01/35 - 03/01/38 "	10,181,724	11,077,779
5.395% due 07/01/37 " §	328,669	348,211
5.370% due 06/01/37 " §	46,314	49,783
5.462% due 06/01/37 " §	134,533	142,284
5.500% due 08/01/37 - 12/01/38 "	5,832,103	6,418,692
5.515% due 06/01/37 " §	1,470,620	1,536,223
6.000% due 10/01/36 - 11/01/39 "	14,298,255	15,922,489
6.500% due 09/01/39 "	2,570,363	2,884,382
7.000% due 03/01/39 "	1,173,331	1,286,057

		99,916,615

Government National Mortgage Association - 4.5%
0.801% due 08/20/60 " §	1,014,456	1,011,732
3.500% due 04/01/44 "	20,400,000	20,815,750
4.000% due 04/01/44 "	11,200,000	11,768,313
4.500% due 01/20/40 - 04/01/44 "	39,374,638	42,545,631
5.000% due 01/15/40 - 11/20/40 "	28,832,979	31,939,551
5.500% due 06/15/36 "	1,058,113	1,180,680
6.000% due 06/20/35 - 03/20/42 "	18,885,121	21,358,288
6.500% due 10/20/37 "	1,840,273	2,069,168

		132,689,113

Total Mortgage-Backed Securities (Cost $1,133,899,150)		1,139,943,296

ASSET-BACKED SECURITIES - 4.3%
ACE Securities Corp Home Equity Loan Trust 0.934% due 04/25/34 " §	2,250,987	2,116,628
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.174% due 04/25/34 " §	2,031,233	1,820,795
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.054% due 10/25/34 " §	6,950,000	6,444,464
Asset-Backed Pass-Through Certificates 0.844% due 04/25/34 " §	2,004,451	1,910,955

	Principal Amount	Value
Asset-Backed Securities Corp Home Equity Loan Trust 0.684% due 06/25/34 " §	$1,256,980	$1,252,327
Avis Budget Rental Car Funding AESOP LLC 1.920% due 09/20/19 " ~	1,770,000	1,754,078
2.100% due 03/20/19 " ~	2,300,000	2,314,784
2.802% due 05/20/18 " ~	2,415,000	2,499,903
2.970% due 02/20/20 " ~	2,540,000	2,613,576
Bear Stearns Asset-Backed Securities Trust 0.724% due 09/25/34 " §	980,815	958,659
Citigroup Mortgage Loan Trust 0.224% due 05/25/37 " §	576,324	430,118
Citigroup Mortgage Loan Trust Inc 0.304% due 08/25/36 " §	687,145	643,023
0.584% due 07/25/35 " §	1,167,642	1,155,083
Countrywide Home Equity Loan Trust 0.305% due 11/15/36 " §	240,236	204,426
Credit-Based Asset Servicing & Securitization LLC 0.934% due 07/25/33 " §	1,474,444	1,379,848
EFS Volunteer No 2 LLC 1.506% due 03/25/36 " § ~	3,800,000	3,911,135
EFS Volunteer No 3 LLC 1.156% due 04/25/33 " § ~	3,200,000	3,232,248
Greenpoint Manufactured Housing 2.913% due 03/18/29 " §	2,175,000	1,879,472
3.542% due 06/19/29 " §	750,000	658,500
3.655% due 02/20/30 " §	775,000	674,250
7.270% due 06/15/29 "	4,130,226	4,168,410
GSAA Home Equity Trust 0.314% due 07/25/36 " §	2,603,125	1,251,623
GSAMP Trust 0.704% due 03/25/34 " §	140,900	141,157
Hertz Vehicle Financing LLC 1.830% due 08/25/19 " ~	2,420,000	2,390,791
HLSS Servicer Advance Receivables Backed Notes 1.981% due 11/15/46 " ~	4,440,000	4,446,642
Lehman XS Trust 5.346% due 05/25/37 " §	18,782,190	13,901,149
Manufactured Housing Contract Trust Pass-Through Certificates 3.654% due 03/13/32 " §	2,275,000	2,052,077
3.657% due 02/20/32 " §	1,450,000	1,330,613
Nelnet Education Loan Funding Inc 1.090% due 02/25/39 " §	3,650,000	3,492,641
Nelnet Student Loan Trust 0.399% due 01/25/37 " §	1,083,176	1,073,156
NovaStar Mortgage Funding Trust 1.214% due 12/25/33 " §	1,591,867	1,497,469
Origen Manufactured Housing Contract Trust 2.450% due 04/15/37 " §	10,762,604	9,168,769
2.635% due 10/15/37 " §	10,403,839	8,645,215
PAMCO CLO 7.910% due 08/06/14 " Y	1,726,245	500,611
RAMP Trust 0.424% due 10/25/36 " §	4,182,000	3,436,190
0.564% due 11/25/35 " §	2,000,000	1,900,520
5.350% due 02/25/33 " §	1,737,047	1,675,208
RASC Trust 0.304% due 06/25/36 " §	1,557,563	1,541,035
Saxon Asset Securities Trust 0.844% due 05/25/35 " §	2,647,789	2,491,141
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	8,402,902	8,273,305
SLM Student Loan Trust 0.349% due 01/25/27 " §	4,100,000	4,053,131
0.359% due 01/25/27 " §	3,950,000	3,886,749
0.904% due 05/26/26 " §	2,200,000	2,228,757

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Structured Asset Investment Loan Trust 1.154% due 10/25/33 " §	$3,494,448	$3,316,640
Structured Asset Securities Corp Pass-Through Certificates 3.450% due 02/25/32 "	2,615,626	2,588,309

Total Asset-Backed Securities (Cost $120,260,693)		127,305,580

U.S. GOVERNMENT AGENCY ISSUES - 3.1%
Fannie Mae 0.000% due 10/09/19	30,610,000	26,394,054
6.625% due 11/15/30	15,850,000	21,839,858
Financing Corp Strips 0.000% due 08/03/18	960,000	886,501
0.000% due 11/02/18	12,210,000	11,181,503
0.000% due 12/06/18	5,350,000	4,884,400
0.000% due 12/27/18	10,969,000	9,996,137
0.000% due 03/07/19	2,060,000	1,865,575
0.000% due 09/26/19	5,315,000	4,677,737
Tennessee Valley Authority 5.250% due 09/15/39	8,810,000	10,013,076

Total U.S. Government Agency Issues (Cost $90,077,405)		91,738,841

U.S. TREASURY OBLIGATIONS - 5.7%

U.S. Treasury Bonds - 3.2%

2.750% due 08/15/42	80,265,000	68,538,765
3.625% due 02/15/44	24,010,000	24,289,501
3.750% due 11/15/43	3,480,000	3,603,432

		96,431,698

U.S. Treasury Inflation Protected Securities - 1.3%
0.375% due 07/15/23 ^	19,839,292	19,635,483
0.625% due 02/15/43 ^	16,225,935	13,612,034
2.125% due 02/15/40 ^	4,750,507	5,696,713

		38,944,230

U.S. Treasury Notes - 1.0%
0.250% due 08/31/14	2,110,000	2,111,648
0.750% due 03/15/17	290,000	288,969
1.500% due 02/28/19	11,660,000	11,547,959
2.000% due 02/28/21	1,830,000	1,795,902
2.750% due 02/15/24	14,140,000	14,174,247

		29,918,725

U.S. Treasury Strips - 0.2%
7.532% due 02/15/43	14,660,000	4,997,359

Total U.S. Treasury Obligations (Cost $177,568,876)		170,292,012

FOREIGN GOVERNMENT BONDS & NOTES - 8.4%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/17	BRL 61,277,000	25,605,376
10.000% due 01/01/21	5,553,000	2,172,008
Colombia Government (Colombia) 5.625% due 02/26/44	$4,020,000	4,216,980
Hungary Government (Hungary) 5.750% due 11/22/23	7,198,000	7,467,925
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	1,490,000	1,413,637
4.875% due 05/05/21 ~	4,160,000	4,284,800
5.375% due 10/17/23 ~	400,000	417,000

	Principal Amount	Value
5.875% due 03/13/20 ~	$260,000	$285,350
5.875% due 01/15/24 ~	973,000	1,047,191
Italy Buoni Poliennali Del Tesoro (Italy) 3.750% due 05/01/21	EUR 52,470,000	77,535,352
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 714,516,300	56,537,446
10.000% due 12/05/24	14,760,000	1,465,938
Mexico Government (Mexico) 5.550% due 01/21/45	$12,660,000	13,482,900
Poland Government (Poland)
2.500% due 07/25/18	PLN 22,309,000	7,084,535
3.750% due 04/25/18	16,549,000	5,527,442
4.000% due 10/25/23	4,250,000	1,381,294
4.000% due 01/22/24	$8,690,000	8,779,072
Russian Foreign (Russia) 7.500% due 03/31/30 ~	5,934,155	6,761,970
South Africa Government (South Africa) 5.875% due 09/16/25	6,925,000	7,465,150
Turkey Government (Turkey)
5.625% due 03/30/21	4,241,000	4,444,568
5.750% due 03/22/24	4,610,000	4,792,095
6.250% due 09/26/22	1,468,000	1,581,036
6.625% due 02/17/45	3,210,000	3,398,587
7.000% due 03/11/19	580,000	648,875
7.500% due 11/07/19	200,000	229,600

Total Foreign Government Bonds & Notes (Cost $251,213,015)		248,026,127

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc MN 1.277% due 01/29/46 §	2,500,000	2,280,163
Puerto Rico Sales Tax Financing Corp
5.000% due 08/01/40	540,000	443,140
5.250% due 08/01/40	130,000	110,639
5.250% due 08/01/57	260,000	209,677
6.000% due 08/01/42	340,000	273,720

Total Municipal Bonds (Cost $3,125,067)		3,317,339

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $130,187)		143,648

SHORT-TERM INVESTMENTS - 6.6%
Repurchase Agreements - 6.6%
Bank of America Corp 0.040% due 04/01/14 (Dated 03/31/14, repurchase price of $31,093,035; collateralized by U.S. Treasury Notes: 3.500% due 05/15/20 and value $31,714,861)	31,093,000	31,093,000
Deutsche Bank Securities 0.070% due 04/01/14 (Dated 03/31/14, repurchase price of $6,000,012; collateralized by Freddie Mac: 1.700% due 11/21/18 and value $6,120,000)	6,000,000	6,000,000
Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $9,830,795; collateralized by Fannie Mae: 1.420% due 02/05/20 and value $1,347,225; and Freddie Mac: 1.650% due 11/15/19 and value $8,682,975)	9,830,795	9,830,795

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
The Royal Bank of Scotland Group PLC 0.040% due 04/01/14 (Dated 03/31/14, repurchase price of $50,000,056; collateralized by U.S. Treasury Notes: 3.250% due 12/31/16 and value $50,999,996)	$50,000,000	$50,000,000
The Royal Bank of Scotland Group PLC 0.070% due 04/01/14 (Dated 03/31/14, repurchase price of $98,907,192; collateralized by Fannie Mae: 1.125% - 5.000% due 03/15/16 - 04/27/17 and value $50,530,806; and Freddie Mac: 0.875% due 10/14/16 and value $50,354,350)	98,907,000	98,907,000

		195,830,795

Total Short-Term Investments (Cost $195,830,795)		195,830,795

TOTAL INVESTMENTS - 107.7% (Cost $3,131,780,338)		3,196,040,704

OTHER ASSETS & LIABILITIES, NET - (7.7%)		(228,579,913)

NET ASSETS - 100.0%		$2,967,460,791

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	An investment with a value of $500,611 or less than 0.1% of the portfolio’s net assets was in default as of March 31, 2014.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (06/14)	296	$162,441
Eurodollar (12/15)	143	37,223
Eurodollar (06/16)	1,242	(184,536)
Eurodollar (12/16)	1,840	(779,630)
U.S. Treasury 5-Year Notes (06/14)	1,399	(533,227)
U.S. Treasury 30-Year Bonds (06/14)	756	1,777,168

		479,439

Short Futures Outstanding
Euro FX (06/14)	197	233,160
Eurodollar (06/14)	294	(155,306)
Eurodollar (06/18)	989	371,661
JPY - USD Currency (06/14)	41	53,904
U.S. Treasury 10-Year Notes (06/14)	789	435,467
U.S. Treasury 30-Year Bonds (06/14)	909	(997,751)

		(58,865)

Total Futures Contracts		$420,574

(d)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	107,873,740	EUR	78,853,056	05/14	CIT	($749,210)
USD	28,034,938	EUR	20,612,000	05/14	MSC	(358,841)
USD	10,500,863	JPY	1,083,500,000	04/14	JPM	2,553
USD	16,032,456	JPY	1,636,529,000	05/14	BRC	173,336
USD	19,558,109	JPY	2,000,022,000	05/14	CIT	176,485

Total Forward Foreign Currency Contracts						($755,677)

(e)	Purchased options outstanding as of March 31, 2014 were as follows:

Options on Futures Contracts

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - 30-Year U.S. Treasury Note Futures (05/14)	$132.00	04/25/14	CME	78	$66,675	$141,375
Call - 5-Year U.S. Treasury Note Futures (06/14)	121.75	05/23/14	CME	163	25,608	1,273

					92,283	142,648

Put - Euro FX Futures (05/14)	1.35	04/04/14	CME	32	37,904	1,000

Total Purchased Options					$130,187	$143,648

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(f)	Transactions in written options for the three-month period ended March 31, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	1,109	$575,255
Call Options Written	3,685	1,364,258
Put Options Written	2,882	1,377,212
Call Options Exercised	(974)	(385,280)
Put Options Exercised	(293)	(161,563)
Call Options Expired	(1,413)	(438,408)
Put Options Expired	(1,618)	(659,538)
Call Options Closed	(879)	(474,925)
Put Options Closed	(873)	(432,053)

Outstanding, March 31, 2014	1,626	$764,958

(g)	Premiums received and value of written options outstanding as of March 31, 2014 were as follows:

Options on Futures Contracts

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - 5-Year U.S. Treasury Note Futures (05/14)	$119.00	04/25/14	CME	92	$32,045	($35,938)
Call - 5-Year U.S. Treasury Note Futures (05/14)	119.50	04/25/14	CME	44	8,107	(8,250)
Call - 5-Year U.S. Treasury Note Futures (05/14)	120.00	04/25/14	CME	113	13,344	(8,828)
Call - 10-Year U.S. Treasury Note Futures (05/14)	123.50	04/25/14	CME	42	24,145	(26,906)
Call - 10-Year U.S. Treasury Note Futures (05/14)	124.00	04/25/14	CME	225	108,644	(94,922)
Call - 10-Year U.S. Treasury Note Futures (05/14)	124.50	04/25/14	CME	14	5,204	(3,500)
Call - 10-Year U.S. Treasury Note Futures (05/14)	125.00	04/25/14	CME	203	93,809	(28,547)
Call - 10-Year U.S. Treasury Note Futures (05/14)	125.50	04/25/14	CME	115	58,908	(8,984)
Call - 30-Year U.S. Treasury Note Futures (05/14)	133.00	04/25/14	CME	54	52,668	(64,969)
Call - 30-Year U.S. Treasury Note Futures (05/14)	134.00	04/25/14	CME	104	55,474	(78,000)
Call - 30-Year U.S. Treasury Note Futures (05/14)	135.00	04/25/14	CME	26	9,478	(11,375)
Call - 30-Year U.S. Treasury Note Futures (05/14)	137.00	04/25/14	CME	32	6,896	(4,500)
Call - 5-Year U.S. Treasury Note Futures (06/14)	120.00	05/23/14	CME	116	20,467	(20,880)

					489,189	(395,599)

Put - 10-Year U.S. Treasury Note Futures (05/14)	123.00	04/25/14	CME	62	19,017	(27,125)
Put - 10-Year U.S. Treasury Note Futures (05/14)	123.50	04/25/14	CME	258	137,724	(165,281)
Put - 30-Year U.S. Treasury Note Futures (05/14)	130.00	04/25/14	CME	42	32,676	(7,875)
Put - 30-Year U.S. Treasury Notes Futures (05/14)	132.00	04/25/14	CME	84	86,352	(49,875)

					275,769	(250,156)

Total Written Options					$764,958	($645,755)

(h)	Swap agreements outstanding as of March 31, 2014 were as follows:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CDX HY 20 5Y Index	5.000%	06/20/18	CME	$7,300,000	($652,559)	($270,830)	($381,729)

					($652,559)	($270,830)	($381,729)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	Pay	1.890%	03/31/17	$243,190,000	($59,557)	$10,644	($70,201)
3-Month USD-LIBOR	CME	Receive	3.295%	03/29/19	254,640,000	243,257	-	243,257

						$183,700	$10,644	$173,056

Total Swap Agreements						($468,859)	($260,186)	($208,673)

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,962,585	$7,962,585	$-	$-
	Corporate Bonds & Notes	1,123,029,882	-	1,121,675,710	1,354,172
	Senior Loan Notes	88,450,599	-	88,450,599	-
	Mortgage-Backed Securities	1,139,943,296	-	1,137,980,059	1,963,237
	Asset-Backed Securities	127,305,580	-	117,857,414	9,448,166
	U.S. Government Agency Issues	91,738,841	-	91,738,841	-
	U.S. Treasury Obligations	170,292,012	-	170,292,012	-
	Foreign Government Bonds & Notes	248,026,127	-	248,026,127	-
	Municipal Bonds	3,317,339	-	3,317,339	-
	Short-Term Investments	195,830,795	-	195,830,795	-
	Derivatives:
	Foreign Currency Contracts
	Futures	287,064	287,064	-	-
	Forward Foreign Currency Contracts	352,374	-	352,374	-
	Purchased Options	1,000	1,000	-	-

	Total Foreign Currency Contracts	640,438	288,064	352,374	-

	Interest Rate Contracts
	Futures	2,783,960	2,783,960	-	-
	Purchased Options	142,648	142,648	-	-
	Swaps	243,257	-	243,257	-

	Total Interest Rate Contracts	3,169,865	2,926,608	243,257	-

	Total Assets - Derivatives	3,810,303	3,214,672	595,631	-

	Total Assets	3,199,707,359	11,177,257	3,175,764,527	12,765,575

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(652,559)	-	(652,559)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,108,051)	-	(1,108,051)	-
	Interest Rate Contracts
	Futures	(2,650,450)	(2,650,450)	-	-
	Written Options	(645,755)	(645,755)	-	-
	Swaps	(59,557)	-	(59,557)	-

	Total Interest Rate Contracts	(3,355,762)	(3,296,205)	(59,557)	-

	Total Liabilities - Derivatives	(5,116,372)	(3,296,205)	(1,820,167)	-

	Total Liabilities	(5,116,372)	(3,296,205)	(1,820,167)	-

	Total	$3,194,590,987	$7,881,052	$3,173,944,360	$12,765,575

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.9%

Consumer Staples - 0.7%

Reynolds Group Issuer Inc 8.500% due 05/15/18	$2,000,000	$2,100,000

Materials - 1.1%
Hexion US Finance Corp 6.625% due 04/15/20	3,000,000	3,120,000

Telecommunication Services - 1.1%
Intelsat Luxembourg SA (Luxembourg) 8.125% due 06/01/23	3,000,000	3,191,250

Total Corporate Bonds & Notes (Cost $8,516,350)		8,411,250

SENIOR LOAN NOTES - 96.3%
Consumer Discretionary - 23.2%
Affinia Group Intermediate Holdings Inc Term B2 4.863% due 04/27/20 §	1,488,750	1,494,779
ARG IH Corp Term B 5.000% due 11/15/20 §	498,750	503,114
AVSC Holding Corp (1st Lien) 4.500% due 01/22/21 §	1,250,000	1,259,375
Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	3,166,667	3,242,667
Burlington Coat Factory Warehouse Corp Term B2 4.250% due 02/23/17 §	1,906,488	1,918,106
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/12/20 §	2,992,500	3,034,895
CEC Entertainment Concepts LP 4.250% due 02/14/21 §	3,125,000	3,108,725
CityCenter Holdings LLC Term B 5.000% due 10/16/20 §	498,750	503,478
Clear Channel Communications Inc Term D 6.903% due 01/30/19 §	2,240,424	2,197,437
Cooper Standard Holdings Inc Term B due 04/04/21 µ	500,000	501,875
Golden Nugget Inc Term B
5.500% due 11/21/19 §	1,396,500	1,430,540
Term L
5.500% due 11/21/19 §	598,500	613,088
Great Wolf Resorts Inc Term B 4.500% due 08/06/20 §	2,977,500	2,992,387
Hilton Worldwide Finance LLC Term B2 4.000% due 10/26/20 §	1,907,895	1,913,618
Hudsons Bay Co (1st Lien) (Canada) 4.750% due 11/04/20 §	1,156,250	1,174,100
IMG Worldwide Inc (1st Lien) due 02/26/21 µ	2,500,000	2,490,625
(2nd Lien)
due 02/25/22 µ	500,000	505,000
La Quinta Intermediate Holdings LLC Term B due 02/19/21 µ	750,000	751,289
Landry’s Inc Term B 4.000% due 04/24/18 §	860,033	866,591
Leonardo Acquisition Corp 4.250% due 01/31/21 §	3,250,000	3,260,156

	Principal Amount	Value
Leslie’s Poolmart Inc 4.250% due 10/16/19 §	$1,492,425	$1,501,193
Mediacom Illinois LLC Term E 4.500% due 10/23/17 §	1,732,005	1,738,847
Mitchell International Inc (2nd Lien) 8.500% due 10/11/21 §	1,750,000	1,777,562
National Vision Inc (1st Lien) due 03/07/21 µ	2,500,000	2,498,437
Nine West Holdings Inc due 03/05/19 µ	1,000,000	1,006,875
Term B
due 09/05/19 µ	1,500,000	1,518,750
Oceania Cruises Inc Term B 5.250% due 07/20/20 §	2,238,764	2,261,152
Pacific Industrial Services US Finco LLC (1st Lien) 5.000% due 10/02/18 §	1,990,000	2,021,094
PFS Holding Corp 4.500% due 01/31/21 §	1,500,000	1,508,438
(2nd Lien)
8.250% due 01/28/22 §	500,000	504,375
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	744,375	747,516
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/06/19 §	995,000	1,001,219
Spin Holdco Inc Term B 4.250% due 11/14/19 §	3,482,522	3,487,310
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,480,000	2,493,920
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	2,993,750	3,008,952
Tribune Co 4.000% due 12/27/20 §	3,441,375	3,446,537
Tropicana Entertainment Inc 4.000% due 11/27/20 §	1,744,367	1,752,545
ValleyCrest Cos LLC 5.500% due 06/13/19 §	1,488,750	1,503,638
Yonkers Racing Corp (1st Lien) 4.250% due 08/16/19 §	748,125	747,190

		68,287,395

Consumer Staples - 10.8%
Albertson’s LLC Term B2 4.750% due 03/21/19 §	3,473,794	3,504,190
Arden Group Inc 5.250% due 02/14/20 §	1,750,000	1,750,000
Arysta LifeScience Corp due 05/30/20 µ	498,744	501,237
(1st Lien)
4.500% due 05/29/20 §	1,736,874	1,745,559
(2nd Lien)
8.250% due 11/30/20 §	1,500,000	1,535,625
BJ’s Wholesale Club Inc (1st Lien)
4.500% due 09/26/19 §	2,218,792	2,230,019
(2nd Lien)
8.500% due 03/26/20 §	2,300,000	2,360,853
Performance Food Group Company (2nd Lien) 6.250% due 11/14/19 §	2,977,500	3,027,745
Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	1,984,962	1,975,038
Reynolds Group Holdings Inc 4.000% due 12/01/18 §	1,796,402	1,805,244
Rite Aid Corp (2nd Lien) 4.875% due 06/21/21 §	1,000,000	1,016,667
Smart & Final Stores LLC (1st Lien) 4.750% due 11/15/19 §	2,732,429	2,734,820

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Sprouts Farmers Markets Holdings LLC due 04/23/20 µ	$745,853	$747,019
4.000% due 04/23/20 §	1,798,571	1,801,383
US Foods Inc 4.500% due 03/29/19 §	4,962,500	4,995,997

		31,731,396

Energy - 7.2%
Chesapeake Energy Corp 5.750% due 12/01/17 §	2,000,000	2,048,126
Citgo Petroleum Corp Term C 9.000% due 06/23/17 §	1,373,668	1,392,556
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	2,453,692	2,501,233
HGIM Corp Term B 5.500% due 06/18/20 §	3,233,750	3,245,877
Moxie Liberty LLC Term B1 7.500% due 08/20/20 §	1,000,000	1,027,500
Moxie Patriot LLC Term B1 6.750% due 12/18/20 §	500,000	513,437
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	659,002	667,239
Pacific Drilling SA Term B 4.500% due 06/04/18 §	3,970,000	3,991,339
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	4,000,000	4,041,500
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	1,745,625	1,743,598

		21,172,405

Financials - 7.1%
Alliant Holdings I LLC Term B 4.250% due 12/20/19 §	491,567	494,172
AmWINS Group LLC 5.000% due 09/06/19 §	1,221,988	1,232,680
Assured Partners Capital Inc (1st Lien) due 03/31/21 µ	750,000	746,250
Capital Automotive LP Term B 4.000% due 04/10/19 §	2,839,856	2,854,055
Hub International Ltd Term B 4.750% due 10/02/20 §	2,985,000	2,998,060
Realogy Corp Term B 3.750% due 03/05/20 §	2,970,056	2,988,619
SAM Finance Lux SARL 4.250% due 12/17/20 §	1,246,875	1,249,992
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	1,298,000	1,434,290
TransUnion LLC due 03/17/21 µ	1,000,000	1,002,813
4.250% due 02/10/19 §	2,478,146	2,486,666
USI Inc Term B 4.250% due 12/27/19 §	3,473,750	3,491,119

		20,978,716

Health Care - 7.1%
Accellent Inc (1st Lien)
4.500% due 02/19/21 §	1,250,000	1,250,000
(2nd Lien)
due 02/21/22 µ	500,000	501,250
Biomet Inc Term B2 3.662% due 07/25/17 §	2,977,500	2,984,738
Community Health Systems Inc Term D 4.250% due 01/27/21 §	1,496,250	1,510,740
DaVita Inc Term B
4.500% due 10/20/16 §	1,128,338	1,136,230
Term B2
4.000% due 11/01/19 §	1,069,173	1,077,000

	Principal Amount	Value
DJO Finance LLC Term B3 4.750% due 09/15/17 §	$1,128,571	$1,134,568
JLL/Delta Dutch Newco BV (Canada) 4.250% due 03/11/21 §	1,250,000	1,245,573
Mallinckrodt International Finance SA Term B 3.500% due 03/19/21 §	1,000,000	1,005,000
Medpace Inc due 03/12/21 µ	500,000	497,500
MPH Acquisition Holdings LLC 4.000% due 03/06/21 §	1,250,000	1,250,976
Par Pharmaceutical Companies Inc Term B2 4.000% due 09/30/19 §	997,500	1,000,347
Pharmedium Healthcare Corp (2nd Lien) 7.750% due 01/28/22 §	500,000	507,500
Phibro Animal Health Corp Term B due 03/10/21 µ	250,000	250,156
Quintiles Transnational Corp Term B3 3.750% due 06/08/18 §	2,100,000	2,103,938
Salix Pharmaceuticals Ltd 4.250% due 01/02/20 §	740,625	748,263
Valeant Pharmaceuticals International Inc Series E Term B (Canada) 3.750% due 08/05/20 §	2,473,117	2,487,926

		20,691,705

Industrials - 25.8%
Air Distribution Technologies Inc (1st Lien) 4.250% due 11/09/18 §	2,977,500	2,990,527
(2nd Lien)
9.250% due 05/11/20 §	1,000,000	1,016,250
Alixpartners LLP (2nd Lien) 9.000% due 07/12/21 §	500,000	512,032
Term B2
4.000% due 07/10/20 §	740,625	744,868
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	2,487,500	2,499,161
(2nd Lien)
8.000% due 07/19/21 §	1,000,000	1,016,563
Alliance Laundry Systems LLC 4.250% due 12/10/18 §	749,467	752,902
Allied Security Holdings LLC (1st Lien) 4.250% due 02/12/21 §	1,107,143	1,105,297
(2nd Lien)
8.000% due 08/31/21 §	1,633,562	1,641,729
American Airlines Inc 3.750% due 06/27/19 §	2,480,006	2,491,372
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,455,000	4,421,588
Atkore International Inc (1st Lien) due 03/26/21 µ	1,000,000	1,000,313
(2nd Lien)
due 09/10/21 µ	750,000	757,500
Camp Systems International Inc (1st Lien) 4.750% due 05/31/19 §	698,236	706,964
Capital Safety North American Holdings Inc (1st Lien) due 03/13/21 µ	1,500,000	1,500,000
(2nd Lien)
due 03/13/22 µ	750,000	758,125
Ceridian Corp Term B 4.404% due 05/09/17 §	1,937,287	1,948,911
CPG International Inc 4.750% due 09/30/20 §	1,492,500	1,498,097

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Crosby US Acquisition Corp (1st Lien) 4.000% due 11/23/20 §	$2,493,750	$2,490,633
(2nd Lien)
7.000% due 11/22/21 §	1,000,000	1,011,250
Delta 2 SARL Term B (Luxembourg) 4.500% due 04/30/19 §	1,980,000	2,000,683
Husky Injection Molding Systems Ltd Term B (Canada) 4.250% due 06/29/18 §	1,000,000	1,004,375
Gypsum Management & Supply Inc (1st Lien) due 04/01/21 µ	2,750,000	2,750,000
(2nd Lien)
due 04/01/22 µ	1,250,000	1,256,250
International Lease Finance Corp due 02/13/21 µ	1,000,000	1,001,964
Term B
3.500% due 02/13/21 §	875,000	876,719
LM U.S. Member LLC (Canada) 4.750% due 10/25/19 §	62,882	63,432
(1st Lien)
4.750% due 10/25/19 §	932,087	937,524
Maxim Crane Works LP (2nd Lien) 10.250% due 11/26/18 §	1,250,000	1,284,375
McJunkin Red Man Corp 4.750% due 11/08/19 §	3,482,500	3,531,318
Ply Gem Industries Inc 4.000% due 02/01/21 §	2,625,000	2,631,563
Rexnord LLC (1st Lien) Term B 4.000% due 08/21/20 §	3,233,750	3,243,341
Roofing Supply Group LLC 5.000% due 05/31/19 §	992,443	996,010
Sedgwick, Inc (1st Lien) 3.750% due 03/01/21 §	1,500,000	1,486,875
(2nd Lien)
due 02/28/22 µ	2,000,000	1,996,250
6.750% due 02/28/22 §	500,000	499,063
Silver II US Holdings LLC 4.000% due 12/13/19 §	4,498,345	4,503,266
Spirit Aerosystems Inc Term B due 09/15/20 µ	3,241,730	3,238,352
SRS Distribution Inc (1st Lien) 4.750% due 09/02/19 §	992,500	997,049
Stena International SA Term B (Luxembourg) 4.000% due 03/03/21 §	625,000	624,609
TNT Crane & Rigging Inc (1st Lien) 5.500% due 11/27/20 §	2,992,500	3,024,295
TransDigm Inc Term C 3.750% due 02/28/20 §	4,466,080	4,474,454
WESCO Distribution Inc Term B 3.750% due 12/12/19 §	606,784	609,059
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	1,995,000	2,008,716

		75,903,624

Information Technology - 5.8%
Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	498,750	501,867
(2nd Lien)
7.500% due 01/24/22 §	2,000,000	2,037,000
due 01/22/22 µ	500,000	509,250
BMC Software Finance Inc 5.000% due 09/10/20 §	2,992,500	2,999,413
CCC Information Services Inc 4.000% due 12/20/19 §	3,263,286	3,269,379

	Principal Amount	Value
Excelitas Technologies Corp (1st Lien) 6.000% due 10/30/20 §	$2,067,339	$2,080,259
Flexera Software LLC (1st Lien) due 03/18/20 µ	500,000	497,500
Infor US Inc Term B5 3.750% due 06/03/20 §	2,743,309	2,746,168
Kronos Worldwide Inc 4.750% due 02/18/20 §	500,000	504,844
MoneyGram International Inc Term B 4.250% due 03/27/20 §	1,980,000	1,987,425

		17,133,105

Materials - 6.9%
Ardagh Holdings USA Inc due 12/17/19 µ	500,000	501,719
4.250% due 12/17/19 §	498,750	501,347
Berry Plastics Holding Corp Term E 3.750% due 01/06/21 §	1,500,000	1,498,242
BWAY Holding Co Inc Term B 4.500% due 08/07/17 §	900,877	907,211
Chromaflo Technologies Corp (1st Lien) 4.500% due 12/02/19 §	748,125	751,866
(2nd Lien)
8.250% due 05/30/20 §	500,000	505,000
FMG Resources Property Ltd Term B (Australia) 4.250% due 06/28/19 §	3,880,900	3,915,463
NewPage Corp 9.500% due 02/05/21 §	2,500,000	2,529,688
Nexeo Solutions LLC Term B3 5.000% due 09/09/17 §	872,813	874,995
Polymer Group Inc (1st Lien) Term B 5.250% due 12/19/19 §	498,750	503,114
PQ Corp due 08/07/17 µ	748,106	750,132
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	2,238,750	2,246,865
(2nd Lien)
7.000% due 03/26/21 §	1,000,000	1,027,494
Univar Inc Term B 5.000% due 06/30/17 §	3,626,220	3,621,038

		20,134,174

Utilities - 2.4%
La Frontera Generation LLC 4.500% due 09/30/20 §	1,397,446	1,400,765
Power Team Services LLC 4.250% due 05/06/20 §	165,281	164,868
(1st Lien)
4.250% due 05/06/20 §	3,087,778	3,080,058
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,488,750
Raven Power Finance LLC 5.250% due 12/19/20 §	498,750	505,296
Viva Alamo LLC Term B 4.750% due 02/17/21 §	500,000	502,500

		7,142,237

Total Senior Loan Notes (Cost $281,735,616)		283,174,757

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%
Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $13,927,843; collateralized by Fannie Mae 0.625% due 08/26/16 and value $14,207,219)	$13,927,843	$13,927,843

Total Short-Term Investment (Cost $13,927,843)		13,927,843

TOTAL INVESTMENTS - 103.9% (Cost $304,179,809)		305,513,850

OTHER ASSETS & LIABILITIES, NET - (3.9%)		(11,342,859)

NET ASSETS - 100.0%		$294,170,991

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $1,230,265 or 0.4% of the net assets as of March 31, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Security Holdings LLC	$1,010,249	$1,011,723	$1,474
Power Team Services LLC	220,016	219,169	(847)

	$1,230,265	$1,230,892	$627

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$8,411,250	$-	$8,411,250	$-
	Senior Loan Notes	283,174,757	-	283,174,757	-
	Short-Term Investment	13,927,843	-	13,927,843	-
	Unfunded Loan Commitment	1,474	-	1,474	-

	Total Assets	305,515,324	-	305,515,324	-

Liabilities	Unfunded Loan Commitment	(847)	-	(847)	-

	Total Liabilities	(847)	-	(847)	-

	Total	$305,514,477	$-	$305,514,477	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.1%

Consumer Discretionary - 0.1%

Euramax Holdings Inc ‘A’ * ¯	947	$306,721

Total Common Stocks (Cost $60,302)		306,721

	Principal Amount
CORPORATE BONDS & NOTES - 5.5%
Consumer Discretionary - 1.2%
AMC Networks Inc 4.750% due 12/15/22	$60,000	60,000
American Axle & Manufacturing Inc 5.125% due 02/15/19	30,000	31,388
ARAMARK Corp 5.750% due 03/15/20	60,000	63,675
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	100,000	107,000
Burlington Holdings LLC 9.000% PIK due 02/15/18 ~	46,000	47,265
Caesars Entertainment Operating Co Inc 9.000% due 02/15/20	65,000	58,663
CCO Holdings LLC
5.250% due 09/30/22	200,000	198,250
6.500% due 04/30/21	1,000,000	1,063,750
Chrysler Group LLC
8.250% due 06/15/21	1,000,000	1,136,250
8.250% due 06/15/21 ~	200,000	227,250
Claire’s Stores Inc 9.000% due 03/15/19 ~	145,000	151,344
Clear Channel Communications Inc 11.250% due 03/01/21	110,000	122,925
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	251,843
Crown Media Holdings Inc 10.500% due 07/15/19	5,000	5,688
DISH DBS Corp 5.875% due 07/15/22	115,000	123,050
GLP Capital LP
4.375% due 11/01/18 ~	15,000	15,431
4.875% due 11/01/20 ~	155,000	159,456
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	145,000	151,797
Hot Topic Inc 9.250% due 06/15/21 ~	185,000	200,725
Icahn Enterprises LP
3.500% due 03/15/17 ~	65,000	65,813
4.875% due 03/15/19 ~	90,000	91,800
5.875% due 02/01/22 ~	30,000	30,525
6.000% due 08/01/20 ~	90,000	95,850
L Brands Inc 5.625% due 02/15/22	195,000	206,944
Laureate Education Inc 9.250% due 09/01/19 ~	590,000	631,300
Levi Strauss & Co 6.875% due 05/01/22	90,000	99,225
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21 ~	195,000	222,300
MGM Resorts International
6.625% due 12/15/21	210,000	231,262
7.750% due 03/15/22	365,000	425,225
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	195,000	201,825
Michaels Stores Inc 7.750% due 11/01/18	20,000	21,475

	Principal Amount	Value
MISA Investments Ltd (Bermuda) 8.625% PIK due 08/15/18 ~	$75,000	$77,437
National CineMedia LLC 6.000% due 04/15/22	60,000	63,600
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18	55,000	57,338
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	70,000	77,262
8.750% PIK due 10/15/21 ~	90,000	99,900
Party City Holdings Inc 8.875% due 08/01/20	160,000	179,000
Penn National Gaming Inc 5.875% due 11/01/21 ~	55,000	54,175
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	88,800
Regal Entertainment Group 5.750% due 03/15/22	45,000	46,463
Sally Holdings LLC 5.750% due 06/01/22	25,000	26,563
ServiceMaster Co
7.000% due 08/15/20	55,000	58,506
8.000% due 02/15/20	160,000	174,400
Sirius XM Holdings Inc 5.875% due 10/01/20 ~	30,000	31,650
Starz LLC 5.000% due 09/15/19	85,000	88,187
Station Casinos LLC 7.500% due 03/01/21	150,000	162,937
Studio City Finance Ltd (United Kingdom) 8.500% due 12/01/20 ~	305,000	341,600
Sugarhouse HSP Gaming Prop Mezz LP 6.375% due 06/01/21 ~	25,000	24,750
Tempur-Sealy International Inc 6.875% due 12/15/20	70,000	76,912
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	80,000	91,200
VWR Funding Inc 7.250% due 09/15/17	120,000	129,600
WMG Acquisition Corp
5.625% due 04/15/22 ~	90,000	91,575
6.000% due 01/15/21 ~	59,000	61,803

		8,602,952

Consumer Staples - 0.3%
B&G Foods Inc 4.625% due 06/01/21	15,000	14,869
Constellation Brands Inc
4.250% due 05/01/23	170,000	166,600
6.000% due 05/01/22	70,000	77,875
Darling International Inc 5.375% due 01/15/22 ~	55,000	56,581
Harbinger Group Inc 7.875% due 07/15/19	60,000	66,150
Michael Foods Group Inc 9.750% due 07/15/18	500,000	536,250
Michael Foods Holding Inc 8.500% PIK due 07/15/18 ~	90,000	94,275
Pinnacle Operating Corp 9.000% due 11/15/20 ~	55,000	59,538
Post Holdings Inc 6.750% due 12/01/21 ~	45,000	47,756
Reynolds Group Issuer Inc
7.875% due 08/15/19	150,000	165,937
9.875% due 08/15/19	245,000	275,012
Spectrum Brands Inc
6.375% due 11/15/20	65,000	70,688
6.625% due 11/15/22	95,000	103,906
6.750% due 03/15/20	75,000	81,469
The Pantry Inc 8.375% due 08/01/20	95,000	103,075

		1,919,981

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Energy - 0.7%
Access Midstream Partners LP 4.875% due 03/15/24	$55,000	$54,931
Antero Resources Finance Corp 5.375% due 11/01/21 ~	115,000	116,797
Atlas Pipeline Partners LP 4.750% due 11/15/21	50,000	47,750
Berry Petroleum Co LLC 6.375% due 09/15/22	200,000	208,000
Bonanza Creek Energy Inc 6.750% due 04/15/21	110,000	117,975
Bristow Group Inc 6.250% due 10/15/22	100,000	106,375
Chesapeake Energy Corp 6.125% due 02/15/21	120,000	131,400
Concho Resources Inc 5.500% due 04/01/23	220,000	229,900
CVR Refining LLC 6.500% due 11/01/22	185,000	195,637
EP Energy LLC
6.875% due 05/01/19	185,000	200,725
9.375% due 05/01/20	140,000	162,575
EPL Oil & Gas Inc 8.250% due 02/15/18	65,000	70,688
Kinder Morgan Inc 5.000% due 02/15/21 ~	155,000	156,010
Laredo Petroleum Inc
7.375% due 05/01/22	80,000	89,200
9.500% due 02/15/19	500,000	554,375
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	130,000	135,200
Murphy Oil USA Inc 6.000% due 08/15/23 ~	190,000	197,125
Newfield Exploration Co 5.625% due 07/01/24	160,000	166,800
Oasis Petroleum Inc 6.875% due 03/15/22 ~	115,000	125,062
Oil States International Inc 6.500% due 06/01/19	785,000	828,175
Parsley Energy LLC 7.500% due 02/15/22 ~	30,000	31,725
Plains Exploration & Production Co 6.875% due 02/15/23	240,000	268,200
QEP Resources Inc 5.250% due 05/01/23	100,000	100,000
Rosetta Resources Inc
5.625% due 05/01/21	90,000	92,475
5.875% due 06/01/22	120,000	122,850
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	115,000	119,169
5.625% due 04/15/23	110,000	109,863
Sabine Pass LNG LP 6.500% due 11/01/20	130,000	137,150
Samson Investment Co 10.750% due 02/15/20 ~	60,000	65,700
SandRidge Energy Inc 7.500% due 03/15/21	60,000	64,350
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	185,000	203,500
SM Energy Co 6.500% due 01/01/23	85,000	91,163
Tesoro Corp 5.375% due 10/01/22	115,000	118,881
Ultra Petroleum Corp (Canada) 5.750% due 12/15/18 ~	25,000	26,313

		5,446,039

	Principal Amount	Value
Financials - 0.5%
A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	$85,000	$91,375
Ally Financial Inc
3.500% due 07/18/16	110,000	113,575
8.000% due 12/31/18	500,000	598,750
CIT Group Inc
4.750% due 02/15/15 ~	475,000	489,250
5.000% due 08/15/22	25,000	26,047
5.250% due 03/15/18	30,000	32,363
E*TRADE Financial Corp
6.000% due 11/15/17	20,000	21,125
6.375% due 11/15/19	60,000	65,550
First Data Corp
6.750% due 11/01/20 ~	230,000	248,400
7.375% due 06/15/19 ~	140,000	150,850
11.250% due 01/15/21	115,000	131,819
General Motors Financial Co Inc
3.250% due 05/15/18	20,000	20,250
4.250% due 05/15/23	55,000	54,450
4.750% due 08/15/17	845,000	907,319
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	160,000	168,800
SLM Corp
5.500% due 01/15/19	215,000	228,232
6.125% due 03/25/24	65,000	65,081
TransUnion Holding Co Inc 9.625% due 06/15/18	170,000	181,475
USI Inc 7.750% due 01/15/21 ~	20,000	20,950

		3,615,661

Health Care - 0.7%
Alere Inc 6.500% due 06/15/20	60,000	63,300
Biomet Inc 6.500% due 08/01/20	210,000	227,220
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	35,000	36,116
Community Health Systems Inc
6.875% due 02/01/22 ~	200,000	210,000
7.125% due 07/15/20	160,000	173,800
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	206,500
DaVita HealthCare Partners Inc 5.750% due 08/15/22	250,000	267,500
HCA Holdings Inc 6.250% due 02/15/21	60,000	64,380
HCA Inc
6.500% due 02/15/20	25,000	28,063
7.500% due 02/15/22	835,000	956,075
Hologic Inc 6.250% due 08/01/20	305,000	324,062
IMS Health Inc 6.000% due 11/01/20 ~	100,000	105,500
INC Research LLC 11.500% due 07/15/19 ~	65,000	73,288
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	288,750
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	325,000	334,344
MultiPlan Inc 9.875% due 09/01/18 ~	1,000,000	1,090,000
Physio-Control International Inc 9.875% due 01/15/19 ~	95,000	107,112
Salix Pharmaceuticals Ltd 6.000% due 01/15/21 ~	80,000	85,600

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Tenet Healthcare Corp
6.000% due 10/01/20 ~	$70,000	$75,031
8.125% due 04/01/22	145,000	162,400
United Surgical Partners International Inc 9.000% due 04/01/20	65,000	72,475
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	300,000	325,500
Valeant Pharmaceuticals International Inc (Canada) 7.500% due 07/15/21 ~	100,000	113,000
WellCare Health Plans Inc 5.750% due 11/15/20	115,000	121,325

		5,511,341

Industrials - 0.7%
ADS Waste Holdings Inc 8.250% due 10/01/20	65,000	71,013
Air Lease Corp 4.500% due 01/15/16	130,000	137,150
Alliant Techsystems Inc 5.250% due 10/01/21 ~	60,000	61,950
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	40,000	42,400
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	90,000	94,050
4.750% due 04/15/19 ~	45,000	45,000
6.000% due 10/15/22 ~	90,000	90,000
Builders FirstSource Inc 7.625% due 06/01/21 ~	100,000	108,500
CBC Ammo LLC 7.250% due 11/15/21 ~	105,000	106,575
Clean Harbors Inc 5.125% due 06/01/21	45,000	46,125
Covanta Holding Corp
5.875% due 03/01/24	65,000	66,359
6.375% due 10/01/22	95,000	101,412
CTP Transportation Products LLC 8.250% due 12/15/19 ~	45,000	48,713
Erickson Air-Crane Inc 6.000% due 11/02/20 +	102,367	81,197
FTI Consulting Inc 6.000% due 11/15/22	200,000	205,000
GenCorp Inc 7.125% due 03/15/21	90,000	97,987
HD Supply Inc 7.500% due 07/15/20	125,000	137,031
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	753,950
Interline Brands Inc 10.000% PIK due 11/15/18	300,000	327,750
Iron Mountain Inc 6.000% due 08/15/23	130,000	138,775
Milacron LLC 7.750% due 02/15/21 ~	30,000	32,550
Modular Space Corp 10.250% due 01/31/19 ~	25,000	26,063
Navistar International Corp 8.250% due 11/01/21	120,000	122,850
Nortek Inc
8.500% due 04/15/21	65,000	72,962
10.000% due 12/01/18	105,000	115,762
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	513,750
RR Donnelley & Sons Co 6.000% due 04/01/24	25,000	25,250
The ADT Corp 6.250% due 10/15/21 ~	110,000	113,162
The Hertz Corp 6.250% due 10/15/22	65,000	69,875
The Manitowoc Co Inc 5.875% due 10/15/22	50,000	53,500

	Principal Amount	Value
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	$50,000	$52,438
TMS International Corp 7.625% due 10/15/21 ~	80,000	86,400
TransDigm Inc 7.750% due 12/15/18	770,000	829,675
United Rentals North America Inc
6.125% due 06/15/23	45,000	47,925
7.375% due 05/15/20	60,000	66,525
7.625% due 04/15/22	130,000	146,412
8.375% due 09/15/20	25,000	27,813
USG Corp 5.875% due 11/01/21 ~	25,000	26,656
Vander Intermediate Holding II Corp 9.750% PIK due 02/01/19 ~	15,000	15,863
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	51,000

		5,257,368

Information Technology - 0.4%
Activision Blizzard Inc 6.125% due 09/15/23 ~	50,000	54,563
Advanced Micro Devices Inc 6.750% due 03/01/19 ~	45,000	45,281
Alcatel-Lucent USA Inc
6.750% due 11/15/20 ~	200,000	212,500
8.875% due 01/01/20 ~	280,000	319,200
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	58,850
Audatex North America Inc 6.000% due 06/15/21 ~	70,000	75,075
BMC Software Finance Inc 8.125% due 07/15/21 ~	115,000	121,612
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	75,000	79,687
Equinix Inc 7.000% due 07/15/21	1,000,000	1,118,750
Healthcare Technology Intermediate Inc 7.375% PIK due 09/01/18 ~	100,000	102,000
Infor US Inc 9.375% due 04/01/19	165,000	186,656
Lender Processing Services Inc 5.750% due 04/15/23	95,000	101,769
NCR Corp
5.000% due 07/15/22	80,000	80,500
5.875% due 12/15/21 ~	30,000	31,725
6.375% due 12/15/23 ~	55,000	58,713
NeuStar Inc 4.500% due 01/15/23	200,000	174,500
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	25,219
SSI Investments II Ltd 11.125% due 06/01/18	100,000	107,125
SunGard Availability Services Capital Inc 8.750% due 04/01/22 ~	60,000	60,375

		3,014,100

Materials - 0.3%
AK Steel Corp 8.750% due 12/01/18	60,000	67,575
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	160,000	165,600
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	40,000	44,100
Beverage Packaging Holdings Luxembourg II SA (Luxembourg)
5.625% due 12/15/16 ~	35,000	35,963
6.000% due 06/15/17 ~	45,000	46,687
BOE Merger Corp 9.500% PIK due 11/01/17 ~	30,000	31,950

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Chemtura Corp 5.750% due 07/15/21	$35,000	$36,488
Crown Americas LLC 4.500% due 01/15/23	65,000	62,400
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	216,075
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	130,000	116,350
New Gold Inc (Canada)
6.250% due 11/15/22 ~	90,000	91,800
7.000% due 04/15/20 ~	45,000	47,531
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	171,187
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,156,250
Tronox Finance LLC 6.375% due 08/15/20	210,000	216,825

		2,506,781

Telecommunication Services - 0.5%
Avaya Inc 9.000% due 04/01/19 ~	90,000	94,050
CenturyLink Inc 6.750% due 12/01/23	145,000	154,606
Frontier Communications Corp 7.625% due 04/15/24	15,000	15,750
Hughes Satellite Systems Corp 6.500% due 06/15/19	1,000,000	1,102,500
Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21	275,000	290,469
8.125% due 06/01/23	210,000	223,387
NII International Telecom SCA (Luxembourg) 7.875% due 08/15/19 ~	100,000	68,500
SBA Communications Corp 5.625% due 10/01/19	75,000	78,938
SBA Telecommunications Inc 5.750% due 07/15/20	125,000	131,563
Sprint Capital Corp 8.750% due 03/15/32	15,000	16,575
Sprint Communications Inc
7.000% due 08/15/20	110,000	120,450
9.125% due 03/01/17	100,000	118,750
Sprint Corp
7.250% due 09/15/21 ~	80,000	87,500
7.875% due 09/15/23 ~	235,000	259,087
T-Mobile USA Inc
6.250% due 04/01/21	65,000	68,981
6.625% due 04/01/23	70,000	74,550
6.633% due 04/28/21	70,000	75,513
6.731% due 04/28/22	45,000	48,375
6.836% due 04/28/23	25,000	26,906
Windstream Corp
6.375% due 08/01/23	160,000	156,800
7.750% due 10/01/21	500,000	540,000

		3,753,250

Utilities - 0.2%
AES Corp 5.500% due 03/15/24	45,000	44,775
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	235,962
Edison Mission Energy 7.500% due 06/15/14 Y	195,000	177,938
NRG Energy Inc 8.250% due 09/01/20	1,000,000	1,102,500
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% PIK due 07/15/17 ~	100,000	105,250

		1,666,425

Total Corporate Bonds & Notes (Cost $38,516,101)		41,293,898

	Principal Amount	Value
SENIOR LOAN NOTES - 90.3%

Consumer Discretionary - 29.3%

99 Cents Only Stores 4.500% due 01/11/19 §	$1,030,967	$1,040,498
Acosta Inc Term B 4.250% due 03/02/18 §	2,976,335	2,998,193
Advanstar Communications Inc (1st Lien) 5.500% due 04/29/19 §	618,750	622,617
Advantage Sales & Marketing Inc (1st Lien) 4.250% due 12/18/17 §	2,945,302	2,961,870
Affinia Group Intermediate Holdings Inc Term B2 4.863% due 04/27/20 §	595,500	597,912
Affinity Gaming LLC Term B 4.250% due 11/09/17 §	476,898	478,686
Allison Transmission Inc Term B 3 3.750% due 08/23/19 §	1,946,006	1,950,871
Altegrity Inc
5.000% due 02/21/15 §	265,815	262,659
Term D
7.750% due 02/21/15 §	850,093	840,795
AMC Entertainment Inc 3.500% due 04/30/20 §	2,376,000	2,379,961
Answers Corp Term B 6.500% due 12/20/18 §	641,875	645,552
ARAMARK Corp 3.650% due 07/26/16 §	476,993	477,411
ARG Corp Term B 5.000% due 11/15/20 §	199,500	201,246
Ascend Learning Inc Term B 6.000% due 07/31/19 §	1,022,438	1,037,774
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	2,117,910	2,134,677
Asurion LLC
Term B1
5.000% due 05/24/19 §	6,828,089	6,853,224
(2nd Lien)
8.500% due 03/03/21 §	825,000	853,703
AVSC Holding Corp (1st Lien) 4.500% due 01/22/21 §	350,000	352,625
Bally Technologies Inc Term B 4.250% due 11/25/20 §	1,044,750	1,050,946
BAR/BRI Review Courses Inc Term B 4.503% due 07/17/19 §	827,688	830,533
Bass Pro Group LLC 3.750% due 11/20/19 §	1,915,180	1,924,955
Big Heart Pet Brands 3.500% due 03/08/20 §	2,276,219	2,265,905
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	398,000	398,896
Brickman Group Holdings Inc (1st Lien) 4.000% due 12/18/20 §	673,313	675,597
Burger King Corp Term B 3.750% due 09/28/19 §	2,172,197	2,186,962
Caesars Entertainment Operating Co Term B6 5.489% due 01/26/18 §	1,187,036	1,122,491
CBS Outdoor Americas Capital LLC Term B 3.000% due 01/31/21 §	500,000	499,063
CEC Entertainment Inc 4.250% due 02/14/21 §	600,000	596,875
Cedar Fair LP Term B 3.250% due 03/06/20 §	1,178,762	1,183,624
Centerplate Inc Term B 4.753% due 11/13/19 §	521,000	524,907
Cequel Communications LLC Term B 3.500% due 02/14/19 §	2,601,702	2,606,572

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Charter Communications Operating LLC Term F 3.000% due 01/03/21 §	$1,484,174	$1,473,785
Chrysler Group LLC
Term B
3.250% due 12/31/18 §	1,725,000	1,719,918
3.500% due 05/24/17 §	4,009,386	4,016,904
CityCenter Holdings LLC Term B 5.000% due 10/16/20 §	698,250	704,869
Clear Channel Communications Inc
Term B
3.803% due 01/29/16 §	19,202	18,994
Term D
6.903% due 01/30/19 §	1,102,586	1,081,431
Term E
7.653% due 07/30/19 §	354,610	354,832
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	2,186,825	2,195,026
Cooper Standard Holdings Inc Term B due 04/04/21 µ	525,000	526,969
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	421,521	422,575
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	3,539,592	3,572,025
Dave & Buster’s Inc 4.500% due 06/01/16 §	1,925,000	1,929,812
David’s Bridal Inc Term B 5.032% due 10/11/19 §	740,625	744,213
DineEquity Inc Term B2 3.750% due 10/19/17 §	1,284,151	1,290,228
Dunkin Brands Group Inc Term B4 3.250% due 02/07/21 §	1,986,989	1,977,054
Education Management LLC Term C3 8.250% due 03/29/18 §	2,592,604	2,523,900
Entercom Radio LLC Term B 4.002% due 11/23/18 §	550,000	553,896
Entravision Communications Corp 3.500% due 05/29/20 §	556,792	550,760
Equinox Holdings Inc Term B 4.251% due 01/31/20 §	1,386,000	1,394,662
Evergreen Acquisition Co 1 LP 5.003% due 07/09/19 §	763,399	767,216
Extreme Reach Inc (1st Lien) 6.750% due 02/10/20 §	625,000	634,375
Federal-Mogul Corp
Term B
2.098% due 12/29/14 §	3,339,638	3,330,246
Term C
2.098% due 12/28/15 §	2,020,887	2,015,204
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	468,563	471,632
Four Seasons Holdings Inc (1st Lien) (Canada) 3.500% due 06/27/20 §	572,125	574,986
General Nutrition Centers Inc 3.250% due 03/04/19 §	5,761,121	5,745,785
Genpact International Inc Term B 3.500% due 08/30/19 §	1,851,633	1,860,419
Getty Images Inc Term B 4.750% due 10/18/19 §	4,780,478	4,596,731
Go Daddy Operating Co LLC Term B3 4.000% due 12/17/18 §	2,347,283	2,357,846
Golden Nugget Inc
Term B
5.500% due 11/21/19 §	261,844	268,226
5.500% due 11/21/19 §	112,219	114,954
Gray Television Inc Term B 4.500% due 10/15/19 §	157,568	158,671
Harbor Freight Tools USA Inc (1st Lien) 4.750% due 07/26/19 §	895,500	905,714

	Principal Amount	Value
Hilton Worldwide Finance LLC Term B2 4.000% due 10/26/20 §	$4,826,974	$4,841,455
Hudsons Bay Co (1st Lien) (Canada) 4.750% due 11/04/20 §	2,936,875	2,982,214
Information Resources Inc Term B 4.750% due 09/30/20 §	970,125	976,188
Interactive Data Corp Term B 3.750% due 02/11/18 §	2,594,654	2,598,870
Ion Media Networks Inc 5.000% due 12/18/20 §	1,246,875	1,262,461
J Crew Group Inc Term B 4.080% due 03/05/21 §	2,375,000	2,373,145
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,526,944	2,528,493
Kasima LLC Term B 3.250% due 05/17/21 §	775,000	774,516
La Quinta Intermediate Holdings LLC Term B 3.230% due 02/19/21 §	950,000	951,633
Landry’s Inc Term B 4.000% due 04/24/18 §	2,003,922	2,019,202
Language Line LLC Term B 6.250% due 06/20/16 §	2,506,819	2,506,819
Las Vegas Sands LLC Term B 3.250% due 12/20/20 §	1,546,125	1,545,520
Laureate Education Inc Term B 5.000% due 06/15/18 §	3,426,748	3,393,553
LIN Television Corp Term B 4.000% due 12/21/18 §	757,581	761,956
Live Nation Entertainment Inc Term B1 3.500% due 08/17/20 §	2,035,261	2,041,621
MCC Iowa LLC Term H 3.250% due 01/29/21 §	794,000	789,534
Media General Inc Term B 4.250% due 07/31/20 §	864,407	873,046
Mediacom Illinois LLC Term E 4.500% due 10/23/17 §	4,045,407	4,061,386
MGM Resorts International Term B 3.500% due 12/20/19 §	2,002,472	2,002,055
Michaels Stores Inc 3.750% due 01/28/20 §	2,069,363	2,075,090
Midcontinent Communications Term B 3.500% due 07/30/20 §	1,488,750	1,493,093
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	754,277	757,100
Nelson Education Ltd (Canada) 2.734% due 07/03/14 §	2,141,517	1,780,136
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	855,362	858,563
Nine Entertainment Group Property Ltd Term B (Australia) 3.250% due 02/05/20 §	841,500	838,344
Nord Anglia Education Ltd (United Kingdom) due 03/19/21 µ	700,000	703,500
NPC International Inc Term B 4.000% due 12/28/18 §	833,000	838,727
Ollie’s Bargain Outlet Inc 5.253% due 09/27/19 §	543,128	547,201
OSI Restaurant Partners LLC 3.500% due 10/25/19 §	1,976,891	1,976,274
P.F. Chang’s China Bistro Inc Term B 4.250% due 07/02/19 §	456,818	459,667
Pacific Industrial Services US Finco LLC (1st Lien) (New Zealand) 5.000% due 10/02/18 §	1,019,875	1,035,811
Party City Holdings Inc 4.000% due 07/27/19 §	1,580,040	1,574,443
Penton Media Inc (1st Lien) 5.500% due 10/01/19 §	472,625	478,139
Petco Animal Supplies Inc 4.000% due 11/24/17 §	2,127,508	2,135,818

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Pilot Travel Centers LLC
Term B
3.750% due 03/30/18 §	$2,248,476	$2,262,041
Term B2
4.250% due 08/07/19 §	763,375	768,385
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	769,188	772,433
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/06/19 §	373,125	375,457
Raycom TV Broadcasting Inc Term B 4.250% due 05/31/17 §	1,094,063	1,099,191
Rent-A-Center Inc Term B 3.750% due 02/06/21 §	425,000	423,938
Rentpath Inc Term B 6.250% due 05/29/20 §	818,813	804,975
RGIS Services LLC Term C 5.500% due 10/18/17 §	2,031,683	2,041,841
Sabre Inc Term B 4.250% due 02/19/19 §	1,357,813	1,359,928
Sagittarius Restaurants LLC 6.269% due 10/01/18 §	609,429	612,983
Scientific Games International Inc Term B 4.250% due 10/18/20 §	2,917,688	2,925,285
SeaWorld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,151,583	2,123,074
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	223,313	223,487
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	1,793,759	1,802,561
ServiceMaster Co
4.250% due 01/31/17 §	1,654,063	1,658,198
4.410% due 01/31/17 §	1,376,608	1,381,555
Sinclair Television Group Inc Term B 3.000% due 04/09/20 §	693,007	687,463
Six Flags Theme Parks Inc Term B 3.500% due 12/20/18 §	1,520,838	1,529,621
Sonifi Solutions Inc 6.750% due 03/31/18 §	621,543	242,402
Spin Holdco Inc Term B 4.250% due 11/14/19 §	1,319,505	1,321,320
Springer Science & Business Media Deutschland GmbH Term B2 (Germany) 5.000% due 08/14/20 §	895,500	897,739
SRAM LLC Term B 4.008% due 04/10/20 §	2,101,077	2,094,511
STS Operating Inc 4.750% due 02/19/21 §	250,000	252,031
SurveyMonkey.com LLC Term B 5.500% due 02/05/19 §	643,500	645,897
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	1,744,237	1,744,392
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	5,770,000	5,802,387
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	3,441,375	3,458,850
The Pep Boys-Manny Moe & Jack Term B 4.250% due 10/11/18 §	518,438	523,622
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	868,448	868,448
Town Sports International Inc Term B 4.500% due 11/16/20 §	997,500	988,148
Tropicana Entertainment Inc 4.000% due 11/27/20 §	298,500	299,899
TWCC Holding Corp
Term B
3.500% due 02/13/17 §	2,951,107	2,903,152
(2nd Lien)
7.000% due 06/26/20 §	575,000	560,625

	Principal Amount	Value
Univision Communications Inc Term C4 4.000% due 03/01/20 §	$4,389,010	$4,393,127
US Finco LLC (1st Lien) 4.000% due 05/29/20 §	372,188	372,769
Veyance Technologies Inc (1st Lien) 5.250% due 09/08/17 §	2,286,900	2,309,186
Virgin Media Investment Holdings Ltd Term B (United Kingdom) 3.500% due 06/08/20 §	3,290,000	3,286,299
Visant Corp Term B 5.250% due 12/22/16 §	2,563,205	2,548,253
VWR Funding Inc 3.403% due 04/03/17 §	3,441,499	3,455,121
WASH Multifamily Laundry Systems LLC 4.500% due 02/21/19 §	371,250	373,570
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	4,811,400	3,743,871
Wendy’s International Inc Term B 3.250% due 05/15/19 §	1,612,054	1,610,615
WMG Acquisition Corp 3.750% due 07/01/20 §	895,500	892,562
WNA Holdings Inc (1st Lien) 4.501% due 06/07/20 §	104,802	105,064

		218,793,307

Consumer Staples - 5.8%
AdvancePierre Foods Inc 5.750% due 07/10/17 §	1,431,875	1,438,578
Albertson’s LLC
Term B1
4.250% due 03/21/16 §	480,498	483,861
Term B2
4.750% due 03/21/19 §	612,756	618,118
Arysta LifeScience Corp (1st Lien) 4.500% due 05/29/20 §	1,836,124	1,845,305
Blue Buffalo Co Ltd Term B3 4.000% due 08/08/19 §	1,502,230	1,518,191
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.750% due 06/24/19 §	446,625	449,603
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	372,173	371,243
CSM Bakery Supplies LLC (1st Lien) 4.750% due 07/03/20 §	820,875	826,775
Darling International Inc Term B 3.250% due 01/06/21 §	575,000	576,251
Del Monte Foods Co (1st Lien) 4.250% due 02/18/21 §	575,000	575,572
Diamond Foods Inc 4.250% due 08/20/18 §	150,000	150,686
H.J. Heinz Co Term B2 3.500% due 06/05/20 §	8,073,988	8,128,996
High Liner Foods Inc Term B (Canada) 4.750% due 12/31/17 §	791,246	795,697
JBS USA Holdings Inc
3.750% due 05/25/18 §	3,525,078	3,536,006
3.750% due 09/18/20 §	1,268,625	1,267,230
Michael Foods Group Inc 4.250% due 02/23/18 §	749,941	752,988
NBTY Inc Term B2 3.500% due 10/01/17 §	2,074,793	2,083,351
Polarpak Inc (1st Lien) (Canada) 4.524% due 06/05/20 §	192,967	193,450
Pinnacle Foods Finance LLC Term H 3.250% due 04/29/20 §	547,250	545,540
Revlon Consumer Products Corp 4.000% due 10/08/19 §	947,625	950,586
Reynolds Group Holdings Inc 4.000% due 12/01/18 §	4,202,812	4,223,498

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Rite Aid Corp
(2nd Lien)
5.750% due 08/21/20 §	$525,000	$538,256
Term 7
3.500% due 02/21/20 §	1,875,825	1,876,412
Spectrum Brands Inc Term C 3.500% due 09/04/19 §	845,750	848,390
Supervalu Inc Term B 4.500% due 03/21/19 §	2,970,534	2,979,122
The Pantry Inc Term B 4.750% due 08/02/19 §	492,500	497,425
The Sun Products Corp 5.500% due 03/23/20 §	2,400,750	2,294,716
US Foods Inc 4.500% due 03/29/19 §	2,654,938	2,672,858

		43,038,704

Energy - 4.2%
Alpha Natural Resources LLC Term B 3.500% due 05/22/20 §	643,500	626,838
Arch Coal Inc Term B 6.250% due 05/16/18 §	2,342,253	2,313,708
Bronco Midstream LLC Term B 5.000% due 08/17/20 §	1,351,824	1,360,273
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	186,830	188,465
Term C
9.000% due 06/23/17 §	3,210,172	3,254,312
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	1,295,191	1,320,286
Energy Transfer Equity LP 3.250% due 12/02/19 §	925,000	924,159
Fieldwood Energy LLC
(1st Lien)
3.875% due 09/28/18 §	846,250	848,894
(2nd Lien)
8.375% due 09/30/20 §	550,000	573,522
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,913,247	5,950,205
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	1,458,138	1,476,364
Patriot Coal Corp 10.250% due 12/15/18 §	997,500	999,578
Ruby Western Pipeline Holdings LLC Term B 3.500% due 03/27/20 §	481,676	481,827
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	950,000	959,856
Seadrill Partners LLC Term B 4.000% due 02/21/21 §	2,319,188	2,316,495
Sheridan Investment Partners II L P
Term A
4.250% due 12/16/20 §	78,643	79,307
Term B
4.250% due 12/16/20 §	565,340	570,110
Term M
4.250% due 12/16/20 §	29,329	29,577
Sheridan Production Partners I LLC
Term B2
4.250% due 10/01/19 §	2,255,562	2,270,365
Term B2 I-A
4.250% due 09/25/19 §	298,880	300,842
Term B2 I-M
4.250% due 09/25/19 §	182,558	183,756
Tallgrass Operations LLC Term B 4.250% due 11/13/18 §	2,125,009	2,146,259
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,905,750	1,897,016

		31,072,014

	Principal Amount	Value
Financials - 6.5%
Alliant Holdings I LLC Term B 4.250% due 12/20/19 §	$2,219,853	$2,231,618
Altisource Solutions SARL Term B (Luxembourg) 4.500% due 12/09/20 §	1,408,478	1,414,641
American Beacon Advisors Inc Term B 4.750% due 11/22/19 §	374,063	377,803
American Capital Ltd 3.500% due 08/22/17 §	712,500	715,017
AmWINS Group LLC 5.000% due 09/06/19 §	1,310,126	1,321,590
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	534,307	537,423
Cetera Financial Group Inc 6.500% due 08/02/19 §	567,813	573,491
Citco Funding LLC 4.250% due 06/29/18 §	2,559,917	2,571,117
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	617,203	613,731
CNO Financial Group Inc Term B2 3.750% due 09/20/18 §	1,112,638	1,116,811
Cooper Gay Swett & Crawford Ltd (1st Lien) (United Kingdom) 5.000% due 04/16/20 §	545,875	542,463
Crown Castle Operating Co Term B2 3.250% due 01/31/21 §	1,342,129	1,339,529
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	938,620	944,486
First Data Corp
4.155% due 09/24/18 §	1,425,000	1,430,492
Term B
4.155% due 03/23/18 §	1,634,332	1,640,601
Grosvenor Capital Management Term B 3.750% due 01/04/21 §	972,563	970,131
Guggenheim Partners LLC 4.250% due 07/17/20 §	671,625	676,453
Hamilton Lane Advisors LLC 5.250% due 02/28/18 §	748,125	751,866
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,017,858	1,012,769
Home Loan Servicing Solutions Ltd Term B (Cayman) 4.500% due 06/19/20 §	868,438	870,869
Hub International Ltd Term B 4.750% due 10/02/20 §	2,263,625	2,273,528
ION Trading Technologies SARL (1st Lien) (Luxembourg) 4.500% due 05/22/20 §	492,188	494,803
LPL Holdings Inc Term B 3.250% due 03/29/19 §	2,829,172	2,828,731
MCS AMS Sub Holdings LLC Term B 7.000% due 10/15/19 §	475,000	463,125
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	710,429	713,093
Nuveen Investments Inc 4.153% due 05/15/17 §	5,425,000	5,447,888
NXT Capital Inc Term B 6.250% due 09/04/18 §	597,000	602,970
Ocwen Financial Corp 5.000% due 02/15/18 §	1,410,750	1,418,968
RCS Capital Corp (1st Lien) due 03/31/19 µ	850,000	856,110
RE/MAX International Inc Term B 4.000% due 07/31/20 §	1,664,609	1,667,189
Shield Finance Co SARL (Luxembourg) 5.000% due 01/27/21 §	575,000	579,312
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	572,111	570,799
StoneRiver Holdings Inc (1st Lien) 4.500% due 11/29/19 §	107,388	107,611

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
TransUnion LLC 4.250% due 02/10/19 §	$4,323,487	$4,338,351
USI Inc Term B 4.250% due 12/27/19 §	2,370,090	2,381,940
Walker & Dunlop Inc Term B 5.500% due 12/11/20 §	523,688	531,543
Walter Investment Management Corp 4.750% due 12/11/20 §	1,523,032	1,516,606

		48,445,468

Health Care - 13.4%
Akorn Inc Term B due 08/27/20 µ	550,000	557,728
Alere Inc
Term B
4.250% due 06/30/17 §	2,136,215	2,152,237
Term B1
4.250% due 06/30/17 §	733,125	739,077
Term B2
4.250% due 06/30/17 §	588,000	592,410
Alkermes Inc 3.500% due 09/18/19 §	419,674	421,073
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	992,502	993,897
Amneal Pharmaceuticals LLC 5.753% due 11/01/19 §	447,749	451,667
Ardent Medical Services Inc 6.750% due 07/02/18 §	1,802,188	1,811,198
ATI Holdings Inc 5.000% due 12/20/19 §	493,750	501,156
Auxilium Pharmaceuticals Inc Term B 6.250% due 04/26/17 §	451,473	458,245
Biomet Inc Term B2 3.662% due 07/25/17 §	6,922,303	6,939,131
BSN Medical Inc Term B1B (Germany) 4.250% due 08/28/19 §	675,000	680,344
Catalent Pharma Solutions Inc Term B2 4.250% due 09/15/17 §	782,115	787,195
CHG Buyer Corp 4.250% due 11/19/19 §	986,791	991,108
Community Health Systems Inc
Term D
4.250% due 01/27/21 §	5,547,905	5,601,630
Term E
3.469% due 01/25/17 §	1,323,650	1,334,504
Convatec Inc 4.000% due 12/22/16 §	1,354,530	1,358,763
DaVita Inc
Term B
4.500% due 10/20/16 §	2,620,725	2,639,057
Term B2
4.000% due 11/01/19 §	2,510,515	2,528,894
DJO Finance LLC Term B3 4.750% due 09/15/17 §	2,637,195	2,651,207
Endo Luxembourg Finance Co Term B (Luxembourg) 3.250% due 02/28/21 §	325,000	324,526
Envision Healthcare Corp 4.000% due 05/25/18 §	1,974,570	1,979,198
Gentiva Health Services Inc Term B 6.500% due 10/18/19 §	1,122,188	1,112,836
Grifols Worldwide Operations Ltd Term B (Ireland) due 02/27/21 µ	3,875,000	3,877,422
HCA Inc
Term B4
2.984% due 05/01/18 §	5,250,717	5,257,281
Term B5
2.903% due 03/31/17 §	2,089,500	2,091,460
Hologic Inc Term B 3.250% due 08/01/19 §	1,759,674	1,755,275

	Principal Amount	Value
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	$2,061,715	$2,072,345
Ikaria Inc (1st Lien) 5.000% due 02/12/21 §	675,000	681,159
IMS Health Inc 3.750% due 03/17/21 §	4,427,027	4,424,951
inVentiv Health Inc
7.500% due 08/04/16 §	1,314,486	1,318,867
Term B3
7.750% due 05/15/18 §	893,186	890,395
JLL/Delta Dutch Newco B.V. (Canada) 4.250% due 03/11/21 §	725,000	722,432
Kindred Healthcare Inc Term B 4.250% due 06/01/18 §	1,628,735	1,632,806
Kinetic Concepts Inc Term E1 4.000% due 05/04/18 §	4,497,972	4,516,832
LHP Hospital Group Inc 9.000% due 07/03/18 §	1,052,356	1,028,678
Mallinckrodt International Finance SA Term B 3.500% due 03/19/21 §	1,250,000	1,252,246
MedAssets Inc Term B 4.000% due 12/13/19 §	422,917	425,116
Medpace Inc 6.250% due 06/16/17 §	567,168	568,586
MMM Holdings Inc 9.750% due 12/12/17 §	698,311	703,548
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	507,695	509,599
National Mentor Holdings Inc Term B 4.750% due 01/27/21 §	450,000	453,844
Onex CareStream Finance LP (1st Lien) 5.000% due 06/07/19 §	2,193,934	2,219,009
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	1,928,326	1,933,829
Pharmaceutical Product Development LLC Term B 4.000% due 12/05/18 §	2,493,438	2,503,828
Pharmedium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	225,000	225,703
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	1,019,875	1,020,640
Prestige Brands Inc 3.750% due 01/31/19 §	283,144	284,843
Quintiles Transnational Corp Term B3 3.750% due 06/08/18 §	4,062,727	4,070,345
Radnet Management Inc Term B 4.253% due 10/10/18 §	2,052,061	2,050,459
Sage Products Inc Term B 4.250% due 12/13/19 §	561,671	564,245
Salix Pharmaceuticals Ltd 4.250% due 01/02/20 §	567,813	573,668
Select Medical Holdings Corp
Series D Term B
2.910% due 12/20/16 §	200,000	200,745
Series E Term B
3.750% due 06/01/18 §	999,890	1,008,614
Sheridan Holdings Inc (1st Lien) 4.500% due 06/29/18 §	737,295	743,747
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	816,802	815,577
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	1,896,197	1,881,976
Valeant Pharmaceuticals International Inc (Canada)
Series C2 Term B
3.750% due 12/11/19 §	2,265,500	2,276,827
Series D2 Term B
3.750% due 02/13/19 §	2,183,017	2,193,932
Series E Term B
3.750% due 08/05/20 §	3,678,281	3,700,307

		100,058,217

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Industrials - 10.0%
ABC Supply Co Inc 3.500% due 04/16/20 §	$1,393,000	$1,392,565
ADS Waste Holdings Inc 3.750% due 10/09/19 §	2,221,875	2,221,702
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	522,375	524,824
Alliance Laundry Systems LLC 4.250% due 12/10/18 §	359,238	360,885
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	915,711	922,579
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,811,712	2,790,624
Armstrong World Industries Inc Term B 3.500% due 03/16/20 §	717,750	719,540
Atlantic Aviation FBO Inc
due 06/01/20 µ	100,000	100,000
Term B
3.250% due 06/01/20 §	422,002	422,002
BakerCorp International Inc 4.250% due 02/14/20 §	2,029,538	2,035,459
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	2,598,514	2,603,927
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,351,216	1,362,194
Ceridian Corp Term B 4.404% due 05/09/17 §	944,428	950,094
ClientLogic Corp 6.992% due 01/30/17 §	2,102,207	2,124,981
CPG International Inc 4.750% due 09/30/20 §	497,500	499,366
CPM Acquisition Corp (1st Lien) 6.250% due 08/29/17 §	545,088	550,539
DAE Aviation Holdings Inc
Term B1
5.000% due 11/02/18 §	741,313	753,669
Term B2
5.000% due 11/02/18 §	336,062	341,663
Delta 2 SARL Term B (Luxembourg) 4.500% due 04/30/19 §	3,119,549	3,152,136
Ducommun Inc 4.750% due 06/28/17 §	460,987	465,020
Emerald Expositions Holding Inc Term B 5.500% due 06/17/20 §	869,688	878,022
Filtration Group Corp (1st Lien) 4.500% due 11/21/20 §	224,438	226,401
Flying Fortress Inc 3.500% due 06/30/17 §	2,513,333	2,511,762
Garda World Security Corp (Canada)
4.000% due 11/06/20 §	91,438	91,666
Term B
4.000% due 11/06/20 §	357,438	358,331
Gardner Denver Inc 4.250% due 07/30/20 §	1,467,625	1,468,818
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	1,393,000	1,396,482
Grede LLC Term B 4.500% due 05/02/18 §	1,161,965	1,167,775
Husky Injection Molding Systems Ltd Term B (Canada) 4.250% due 06/29/18 §	1,191,204	1,196,415
IG Investment Holdings LLC (1st Lien) 5.250% due 10/31/19 §	1,610,914	1,625,010
INA Beteiligungsgesellschaft mbH Term C (Germany) 4.250% due 01/27/17 §	875,000	880,232
International Lease Finance Corp Term B 3.500% due 02/13/21 §	2,000,000	2,003,928

	Principal Amount	Value
Jason Inc 5.000% due 02/28/19 §	$582,170	$583,625
JFB Firth Rixson Inc 4.250% due 06/30/17 §	370,313	372,010
JMC Steel Group Inc 4.750% due 04/03/17 §	1,337,462	1,350,836
KAR Auction Services Inc Term B2 3.500% due 03/07/21 §	2,459,293	2,456,189
Merrill Communications LLC (1st Lien) 5.750% due 03/08/18 §	748,502	757,391
Metaldyne LLC 4.250% due 12/18/18 §	1,779,739	1,789,194
Milacron LLC
due 03/30/20 µ	125,000	125,313
Term B
4.000% due 03/30/20 §	445,500	446,614
Monitronics International Inc Term B 4.250% due 03/23/18 §	272,927	273,524
Paladin Brands Holding Inc Term B 6.750% due 08/16/19 §	567,813	571,006
Pelican Products Inc (1st Lien) 7.250% due 07/11/18 §	614,063	618,668
Rexnord LLC (1st Lien) Term B 4.000% due 08/21/20 §	3,606,875	3,617,573
Sensata Technologies Finance Co LLC 3.250% due 05/12/19 §	231,690	232,827
Sequa Corp Term B 5.250% due 06/19/17 §	956,843	938,304
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,199,025	2,201,431
Southwire LLC 3.250% due 02/11/21 §	325,000	324,971
Stena International SA Term B (Luxembourg) 4.000% due 03/03/21 §	1,275,000	1,274,203
SumTotal Systems LLC (1st Lien) 6.250% due 11/16/18 §	1,400,169	1,394,918
Swift Transportation Co Term B2 4.000% due 12/21/17 §	1,528,190	1,544,236
Tank Holding Corp 4.250% due 07/09/19 §	1,015,887	1,016,903
Terex Corp 3.500% due 04/28/17 §	686,574	690,436
The Hertz Corp
Term B
3.750% due 03/12/18 §	2,049,063	2,054,827
Term B2
3.000% due 03/11/18 §	598,455	596,638
The Manitowoc Co Inc Term B 3.250% due 01/03/21 §	250,000	250,541
TransDigm Inc Term C 3.750% due 02/28/20 §	3,367,970	3,374,285
US Security Holdings Inc 6.000% due 07/28/17 §	927,029	935,141
Virtuoso US LLC (Luxembourg) 4.750% due 02/11/21 §	350,000	353,281
Waupaca Foundry Inc 4.000% due 06/29/17 §	1,507,706	1,513,360
West Corp Term B10 3.250% due 06/30/18 §	3,557,287	3,542,001
WireCo WorldGroup Inc 6.000% due 02/15/17 §	738,750	745,676
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	324,188	326,416

		74,370,949

Information Technology - 9.5%
Activision Blizzard Inc Term B 3.250% due 10/12/20 §	2,351,813	2,355,112
Aeroflex Inc Term B 4.500% due 11/11/19 §	701,937	709,307

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	$698,250	$702,614
Arris Group Inc Term B 3.500% due 04/17/20 §	1,030,206	1,026,987
Attachmate Corp (1st Lien) 7.250% due 11/22/17 §	2,062,631	2,080,679
Booz Allen Hamilton Inc 3.750% due 07/31/19 §	439,528	441,451
CCC Information Services Inc 4.000% due 12/20/19 §	494,121	495,044
Cinedigm Digital Funding I LLC 3.750% due 04/29/16 §	659,066	660,301
CommScope Inc Term B4 3.250% due 01/26/18 §	945,250	950,863
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	496,250	496,043
Dealertrack Technologies Inc Term B 3.500% due 02/26/21 §	400,000	402,333
Dell Inc
Term B
4.500% due 04/29/20 §	6,259,313	6,224,886
Term C
3.750% due 10/29/18 §	1,291,875	1,289,453
Eagle Parent Inc 4.000% due 05/16/18 §	2,248,111	2,257,947
EIG Investors Corp 5.000% due 11/09/19 §	2,644,275	2,666,588
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,714,239	1,717,632
Entegris Inc Term B due 02/04/21 µ	400,000	400,000
Excelitas Technologies Corp (1st Lien) 6.000% due 10/30/20 §	664,502	668,655
Expert Global Solutions Inc Term B 8.500% due 04/03/18 §	2,423,092	2,371,601
Freescale Semiconductor Inc Term B4 4.250% due 02/28/20 §	1,818,866	1,826,540
Hyland Software Inc Term B 4.750% due 02/19/21 §	571,000	577,305
IAP Worldwide Services Inc
(1st Lien)
0.000% due 12/31/15 § Y	3,580,812	1,121,987
(2nd Lien)
due 06/30/16 Y µ	575,000	14,375
Infor US Inc
Term B3
3.750% due 06/03/20 §	368,900	368,209
Term B5
3.750% due 06/03/20 §	4,747,004	4,739,884
Kronos Inc
due 10/30/19 µ	500,000	504,922
4.500% due 10/30/19 §	2,114,459	2,135,274
Kronos Worldwide Inc 4.750% due 02/18/20 §	250,000	252,422
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,749,380	1,769,334
Mercury Payment Systems Canada LLC Term B 5.500% due 07/03/17 §	1,244,942	1,253,501
Micro Holding LP 6.250% due 03/18/19 §	1,064,250	1,071,567
Microsemi Corp 3.250% due 02/19/20 §	1,671,598	1,674,941
Mitel US Holdings Inc (Canada) 5.250% due 01/31/20 §	249,375	252,388
MoneyGram International Inc Term B 4.250% due 03/27/20 §	968,991	972,624
NXP BV Term D (Netherlands) 3.750% due 01/11/20 §	1,542,250	1,539,358

	Principal Amount	Value
Opal Acquisition inc (1st Lien) 5.000% due 11/27/20 §	$1,296,750	$1,303,436
Open Text Corp Term B (Canada) 3.250% due 01/16/21 §	773,063	775,398
Renaissance Learning Inc (1st Lien) Term B 6.250% due 10/16/20 §	671,625	675,263
Rocket Software Inc 5.750% due 02/08/18 §	562,071	563,477
RP Crown Parent LLC 6.000% due 12/21/18 §	2,151,619	2,148,594
Serena Software Inc
4.155% due 03/10/16 §	2,269,173	2,267,754
Term B
5.000% due 03/10/16 §	425,000	424,380
Sirius Computer Solutions Inc Term B 7.000% due 11/30/18 §	526,346	535,557
SkillSoft Corp Term B (Ireland) 5.000% due 05/26/17 §	1,200,009	1,205,508
Smart Technologies LLC (Canada) 10.500% due 01/31/18 §	481,250	510,125
Spansion LLC 3.750% due 12/13/18 §	1,185,071	1,189,515
SS&C Technologies Inc
Term B1
3.250% due 06/07/19 §	878,719	880,504
Term B2
3.250% due 06/07/19 §	90,902	91,053
SunGard Data Systems Inc
Term C
3.907% due 02/28/17 §	1,473,580	1,480,617
Term E
4.000% due 03/09/20 §	3,674,177	3,687,955
Sybil Software LLC due 03/18/20 µ	775,000	773,708
Vertafore Inc (1st Lien) 4.250% due 10/03/19 §	1,168,742	1,174,951
Wall Street Systems Inc (1st Lien) 9.500% due 10/25/19 §	1,357,813	1,367,996
Web.com Group Inc Term B 4.500% due 10/27/17 §	1,150,431	1,164,811
Websense Inc Term B 4.500% due 06/25/20 §	669,938	676,637

		70,889,366

Materials - 6.6%
Allnex USA Inc (Luxembourg)
Term B1
4.500% due 10/03/19 §	310,391	312,331
Term B2
4.500% due 10/03/19 §	161,047	162,053
Axalta Coating Systems US Holdings Inc 4.000% due 02/01/20 §	2,277,788	2,283,890
AZ Chem US Inc 5.250% due 12/22/17 §	1,144,020	1,155,103
Berry Plastics Holding Corp
Term D
3.500% due 02/07/20 §	3,497,231	3,486,928
Term E
3.750% due 01/06/21 §	550,000	549,355
BWAY Holding Co Inc Term B 4.500% due 08/07/17 §	2,110,998	2,125,840
Constellium Holdco BV Term B (Netherlands) 6.000% due 03/25/20 §	569,250	582,414
Emerald Performance Materials LLC Term B 6.750% due 05/18/18 §	810,565	816,644
Essar Steel Algoma Inc (Canada) 9.250% due 09/19/14 §	1,157,375	1,161,896
Expera Specialty Solutions LLC Term B 7.500% due 12/21/18 §	421,813	427,085

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Fairmount Minerals Ltd
Term B1
3.750% due 03/15/17 §	$323,375	$324,911
Term B2
4.500% due 09/05/19 §	1,592,000	1,600,358
FMG Resources Property Ltd Term B (Australia) 4.250% due 06/28/19 §	4,711,920	4,753,884
Huntsman International LLC due 10/15/20 µ	1,600,000	1,606,600
Ineos US Finance LLC 3.750% due 05/04/18 §	6,050,926	6,029,494
MacDermid Inc (1st Lien) 4.000% due 06/08/20 §	620,313	623,285
Multi Packaging Solutions Inc Term B (United Kingdom) 4.250% due 09/30/20 §	275,000	276,375
Murray Energy Corp (1st Lien) 5.250% due 12/05/19 §	1,075,000	1,086,134
Neenah Foundry Co 6.750% due 04/26/17 §	455,656	455,656
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	1,274,000	1,222,509
Novelis Inc (Canada) 3.750% due 03/10/17 §	3,001,047	3,006,298
OMNOVA Solutions Inc Term B1 4.250% due 05/31/18 §	653,063	656,736
OXEA Finance LLC Term B2 (Luxembourg) 4.250% due 01/15/20 §	548,625	551,368
PQ Corp 4.000% due 08/07/17 §	1,333,125	1,336,735
Preferred Proppants LLC Term B 0.000% due 12/15/16 § Y	911,125	723,205
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	771,125	773,920
Summit Materials Cos I LLC Term B 5.000% due 01/30/19 §	614,109	618,524
SunCoke Energy Inc Term B 4.000% due 07/26/18 §	197,171	197,664
Taminco Global Chemical Corp Term B3 3.250% due 02/15/19 §	490,059	490,672
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	918,063	923,227
TricorBraun Inc Term B 4.000% due 05/03/18 §	760,833	764,400
Tronox Pigments BV (Netherlands) 4.500% due 03/19/20 §	2,257,938	2,274,716
Unifrax Corp 3.484% due 11/28/18 §	433,931	436,749
United Central Industrial Supply Co LLC (1st Lien) 7.500% due 10/09/18 §	585,518	578,931
Univar Inc Term B 5.000% due 06/30/17 §	2,716,885	2,713,002
Walter Energy Inc Term B 7.250% due 04/02/18 §	2,061,162	1,997,266
WR Grace & Co 3.000% due 01/31/21 §	442,105	442,197

		49,528,355

Telecommunication Services - 3.4%
Atlantic Broadband Finance LLC Term B 3.250% due 12/02/19 §	960,375	959,860
Cellular South Inc 3.250% due 05/22/20 §	321,750	321,348
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	6,025,000	6,047,564

	Principal Amount	Value
SBA Senior Finance II LLC Term B1
due 03/24/21 µ	$75,000	$74,860
3.250% due 03/24/21 §	1,400,000	1,397,375
Syniverse Holdings Inc
4.000% due 04/23/19 §	2,159,609	2,165,008
Term B
4.000% due 04/23/19 §	1,405,806	1,409,907
Telesat LLC Term B2 (Canada) 3.500% due 03/28/19 §	3,383,882	3,389,171
TNS Inc (1st Lien) 5.000% due 02/14/20 §	1,168,056	1,177,303
UPC Financing Partnership Term AH (Netherlands) 3.250% due 06/30/21 §	6,356,978	6,353,005
Ziggo NV
Term B1 (Netherlands)
due 01/15/22 µ	681,255	675,773
Term B2 (Netherlands)
due 01/15/22 µ	427,340	423,902
Term B3 (Netherlands)
due 01/15/22 µ	764,234	758,084

		25,153,160

Utilities - 1.6%
AES Corp Term B 3.750% due 06/01/18 §	2,282,933	2,294,983
Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	473,810	467,295
Calpine Corp
Term B1
4.000% due 04/02/18 §	3,101,526	3,116,388
Term B2
4.000% due 04/02/18 §	1,215,625	1,221,450
Term B3
4.000% due 10/09/19 §	960,375	964,577
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	1,038,308	1,043,685
EFS Cogen Holdings I Inc Term B 3.750% due 12/17/20 §	456,048	459,041
Equipower Resources Holdings LLC Term C 4.250% due 12/31/19 §	471,439	474,876
La Frontera Generation LLC 4.500% due 09/30/20 §	512,397	513,614
LSP Madison Funding LLC 5.500% due 06/28/19 §	359,517	360,865
Power Team Services LLC (1st Lien)
4.250% due 05/06/20 §	220,556	220,004
3.679% due 05/06/20 §	11,806	11,776
Raven Power Finance LLC 5.250% due 12/19/20 §	1,246,875	1,263,240

		12,411,794

Total Senior Loan Notes (Cost $675,500,520)		673,761,334

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $29,861,260; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $30,463,256)	$29,861,260	$29,861,260

Total Short-Term Investment (Cost $29,861,260)		29,861,260

TOTAL INVESTMENTS - 99.9% (Cost $743,938,183)		745,223,213

OTHER ASSETS & LIABILITIES, NET - 0.1%		918,919

NET ASSETS - 100.0%		$746,142,132

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $81,197 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.
(c)	Investments with a total aggregate value of $2,037,505 or 0.3% of the portfolio’s net assets were in default as of March 31, 2014.

(d)	Restricted securities as of March 31, 2014 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Euramax Holdings Inc ‘A’ Acq 06/29/09	$60,302	$306,721	0.1%

(e)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $173,131 or less than 0.1% of the net assets as of March 31, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
WR Grace & Co	$157,507	$157,928	$420
Power Team Services LLC	15,624	15,655	31

	$173,131	$173,583	$451

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$306,721	$-	$306,721	$-
	Corporate Bonds & Notes	41,293,898	-	41,212,701	81,197
	Senior Loan Notes	673,761,334	-	673,746,959	14,375
	Short-Term Investment	29,861,260	-	29,861,260	-
	Unfunded Loan Commitments	451	-	451	-

	Total	$745,223,664	$-	$745,128,092	$95,572

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Energy - 0.1%

Halcon Resources Corp 5.750% *	800	$640,811

Total Convertible Preferred Stocks (Cost $800,000)		640,811

COMMON STOCKS - 2.6%

Consumer Discretionary - 0.9%

Cedar Fair LP	28,630	1,458,126
Ford Motor Co	71,170	1,110,252
L Brands Inc	28,100	1,595,237
Las Vegas Sands Corp	34,540	2,790,141
Lennar Corp ‘A’	33,540	1,328,855
MGM Resorts International *	77,470	2,003,374
Standard Pacific Corp *	142,560	1,184,674

		11,470,659

Energy - 0.2%

Concho Resources Inc *	14,310	1,752,975
Halcon Resources Corp *	7,973	34,523

		1,787,498

Health Care - 0.2%

BioScrip Inc *	120,350	840,043
HCA Holdings Inc *	33,050	1,735,125

		2,575,168

Industrials - 0.5%

Ply Gem Holdings Inc *	61,670	778,892
The ADT Corp	83,725	2,507,564
United Rentals Inc *	35,000	3,322,900

		6,609,356

Information Technology - 0.3%

CommScope Holding Co Inc *	132,500	3,270,100

Materials - 0.3%

Freeport-McMoRan Copper & Gold Inc	64,630	2,137,314
Louisiana-Pacific Corp *	77,950	1,315,016

		3,452,330

Telecommunication Services - 0.1%

Intelsat SA * (Luxembourg)	69,750	1,305,720

Utilities - 0.1%

NRG Energy Inc	43,850	1,394,430

Total Common Stocks (Cost $26,219,174)		31,865,261

	Principal Amount

CORPORATE BONDS & NOTES - 87.5%

Consumer Discretionary - 17.2%

99 Cents Only Stores 11.000% due 12/15/19	$3,271,000	3,737,118
Beazer Homes USA Inc
7.250% due 02/01/23	3,050,000	3,202,500
7.500% due 09/15/21	1,750,000	1,890,000
9.125% due 06/15/18	4,821,000	5,116,286

	Principal Amount	Value
Boyd Gaming Corp 9.000% due 07/01/20	$6,350,000	$7,056,437
Cablevision Systems Corp 8.625% due 09/15/17	5,100,000	6,069,000
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	900,000	812,250
10.000% due 12/15/18	2,000,000	885,000
11.250% due 06/01/17	5,500,000	5,307,500
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	5,850,000	6,186,375
11.000% due 10/01/21 ~	4,850,000	5,116,750
CCO Holdings LLC
5.750% due 09/01/23	3,050,000	3,042,375
7.000% due 01/15/19	3,500,000	3,710,000
CEC Entertainment Inc 8.000% due 02/15/22 ~	8,350,000	8,684,000
Cedar Fair LP 5.250% due 03/15/21	4,400,000	4,477,000
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,350,000	2,338,250
6.375% due 09/15/20 ~	2,813,000	2,953,650
Clear Channel Communications Inc
5.500% due 12/15/16	4,775,000	4,584,000
11.250% due 03/01/21	3,000,000	3,352,500
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	3,395,000	3,645,381
7.625% due 03/15/20	2,625,000	2,848,125
Dana Holding Corp
5.375% due 09/15/21	1,000,000	1,045,000
6.750% due 02/15/21	5,150,000	5,626,375
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,978,250
Greektown Holdings LLC 8.875% due 03/15/19 ~	5,125,000	5,317,187
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	5,650,000	5,914,844
Icahn Enterprises LP 5.875% due 02/01/22 ~	5,725,000	5,825,187
Jaguar Land Rover Automotive PLC (United Kingdom)
4.125% due 12/15/18 ~	3,000,000	3,086,250
5.625% due 02/01/23 ~	1,150,000	1,203,188
8.125% due 05/15/21 ~	2,155,000	2,456,700
Jo-Ann Stores Holdings Inc 9.750% PIK due 10/15/19 ~	2,250,000	2,356,875
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	7,325,000	7,636,312
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,902,500
Landry’s Inc 9.375% due 05/01/20 ~	3,850,000	4,259,063
MGM Resorts International
6.750% due 10/01/20	3,850,000	4,278,313
8.625% due 02/01/19	2,000,000	2,405,000
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	2,850,000	2,949,750
Michaels Stores Inc 5.875% due 12/15/20 ~	2,475,000	2,509,031
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	1,925,000	2,124,719
8.750% PIK due 10/15/21 ~	4,775,000	5,300,250
NPC International Inc 10.500% due 01/15/20	6,550,000	7,516,125
Penn National Gaming Inc 5.875% due 11/01/21 ~	5,300,000	5,220,500
ServiceMaster Co 8.000% due 02/15/20	5,100,000	5,559,000
Sinclair Television Group Inc
5.375% due 04/01/21	1,950,000	1,945,125
6.375% due 11/01/21	4,950,000	5,172,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Standard Pacific Corp
6.250% due 12/15/21	$7,000,000	$7,490,000
8.375% due 01/15/21	3,000,000	3,562,500
The Ryland Group Inc 5.375% due 10/01/22	6,770,000	6,753,075
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	3,100,000	3,301,500
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	4,500,000	4,668,750
Wolverine World Wide Inc 6.125% due 10/15/20	4,825,000	5,235,125

		211,613,741

Consumer Staples - 4.3%

Beverages & More Inc 10.000% due 11/15/18 ~	5,175,000	5,401,406
JBS Investments GmbH (Austria)
7.250% due 04/03/24 ~	4,000,000	4,000,000
7.750% due 10/28/20 ~	4,300,000	4,552,625
JBS USA LLC
7.250% due 06/01/21 ~	950,000	1,014,125
8.250% due 02/01/20 ~	3,000,000	3,300,000
Reynolds Group Issuer Inc
8.500% due 05/15/18	7,850,000	8,242,500
9.000% due 04/15/19	7,725,000	8,304,375
Rite Aid Corp
6.750% due 06/15/21	2,700,000	2,936,250
9.250% due 03/15/20	3,500,000	4,003,125
Roundy’s Supermarkets Inc 10.250% due 12/15/20 ~	5,175,000	5,537,250
Smithfield Foods Inc 5.875% due 08/01/21 ~	3,750,000	3,900,000
6.625% due 08/15/22	1,200,000	1,302,000

		52,493,656

Energy - 15.0%

Alpha Natural Resources Inc
6.000% due 06/01/19	3,925,000	3,032,063
6.250% due 06/01/21	2,000,000	1,515,000
Arch Coal Inc
7.250% due 10/01/20	3,275,000	2,529,938
7.250% due 06/15/21	3,000,000	2,280,000
Atlas Pipeline Partners LP
5.875% due 08/01/23	4,150,000	4,118,875
6.625% due 10/01/20	2,750,000	2,942,500
Basic Energy Services Inc 7.750% due 02/15/19	7,175,000	7,740,031
Berry Petroleum Co LLC 6.750% due 11/01/20	1,950,000	2,067,000
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	5,600,000	5,656,000
Chaparral Energy Inc
7.625% due 11/15/22	5,000,000	5,437,500
8.250% due 09/01/21	2,550,000	2,817,750
Chesapeake Energy Corp 6.125% due 02/15/21	4,450,000	4,872,750
Crestwood Midstream Partners LP 6.125% due 03/01/22 ~	4,625,000	4,856,250
EV Energy Partners LP 8.000% due 04/15/19	5,000,000	5,200,000
Halcon Resources Corp
8.875% due 05/15/21	4,700,000	4,899,750
9.250% due 02/15/22 ~	2,000,000	2,095,000
9.750% due 07/15/20 ~	2,950,000	3,186,000
Hercules Offshore Inc
6.750% due 04/01/22 ~	2,800,000	2,719,500
7.500% due 10/01/21 ~	5,250,000	5,328,750

	Principal Amount	Value
Hiland Partners LP 7.250% due 10/01/20 ~	$8,750,000	$9,559,375
Kinder Morgan Inc 5.000% due 02/15/21 ~	6,350,000	6,391,396
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21	5,850,000	6,032,812
Linn Energy LLC
7.250% due 11/01/19 ~	1,900,000	1,990,250
7.750% due 02/01/21	5,500,000	5,940,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,650,000	1,716,000
6.500% due 03/15/21 ~	4,620,000	4,885,650
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	5,650,000	5,826,562
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	5,300,000	5,286,750
Pioneer Energy Services Corp 6.125% due 03/15/22 ~	3,665,000	3,738,300
QEP Resources Inc
5.375% due 10/01/22	2,600,000	2,626,000
6.875% due 03/01/21	2,400,000	2,652,000
Regency Energy Partners LP
5.750% due 09/01/20	5,600,000	5,852,000
5.875% due 03/01/22	700,000	728,000
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	5,150,000	5,336,688
Sabine Pass LNG LP 6.500% due 11/01/20	1,500,000	1,582,500
Samson Investment Co 10.750% due 02/15/20 ~	3,000,000	3,285,000
Sanchez Energy Corp 7.750% due 06/15/21 ~	5,575,000	5,979,187
SandRidge Energy Inc 7.500% due 03/15/21	6,800,000	7,293,000
Seadrill Ltd (Bermuda)
6.125% due 09/15/17 ~	5,050,000	5,289,875
6.625% due 09/15/20 ~	3,000,000	3,090,000
SESI LLC
6.375% due 05/01/19	3,250,000	3,477,500
7.125% due 12/15/21	2,000,000	2,240,000
Tervita Corp (Canada)
8.000% due 11/15/18 ~	5,000,000	5,075,000
10.875% due 02/15/18 ~	175,000	176,531
WPX Energy Inc 6.000% due 01/15/22	5,000,000	5,150,000

		184,495,033

Financials - 6.6%

Ally Financial Inc
4.750% due 09/10/18	4,650,000	4,934,813
7.500% due 09/15/20	3,225,000	3,845,813
CIT Group Inc
5.375% due 05/15/20	925,000	996,688
5.500% due 02/15/19 ~	2,000,000	2,162,500
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	4,650,000	4,940,625
E*TRADE Financial Corp 6.375% due 11/15/19	4,925,000	5,380,562
First Data Corp
6.750% due 11/01/20 ~	1,850,000	1,998,000
7.375% due 06/15/19 ~	3,600,000	3,879,000
10.625% due 06/15/21	1,850,000	2,090,500
12.625% due 01/15/21	4,284,000	5,119,380
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	5,100,000	5,469,750
Jefferies Finance LLC
6.875% due 04/15/22 ~	800,000	810,000
7.375% due 04/01/20 ~	5,800,000	6,119,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Nuveen Investments Inc
9.125% due 10/15/17 ~	$4,725,000	$5,020,312
9.500% due 10/15/20 ~	2,425,000	2,594,750
RHP Hotel Properties LP REIT 5.000% due 04/15/21	6,550,000	6,631,875
ROC Finance LLC 12.125% due 09/01/18 ~	3,425,000	3,630,500
SLM Corp
4.875% due 06/17/19	1,925,000	1,963,877
5.500% due 01/15/19	2,000,000	2,123,092
8.000% due 03/25/20	3,000,000	3,465,000
The Howard Hughes Corp 6.875% due 10/01/21 ~	7,200,000	7,812,000

		80,988,037

Health Care - 9.8%

Aviv Healthcare Properties LP 6.000% due 10/15/21	4,725,000	4,925,812
Biomet Inc 6.500% due 08/01/20	4,825,000	5,220,650
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	4,875,000	5,030,391
CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	9,700,000	10,185,000
8.000% due 11/15/19	5,300,000	5,849,875
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	5,250,000	5,420,625
DaVita HealthCare Partners Inc 5.750% due 08/15/22	4,825,000	5,162,750
DJO Finance LLC
7.750% due 04/15/18	4,000,000	4,230,000
9.875% due 04/15/18	1,000,000	1,095,000
Endo Finance Co 5.750% due 01/15/22 ~	5,175,000	5,317,312
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	4,650,000	4,963,875
HCA Holdings Inc
6.250% due 02/15/21	6,850,000	7,350,050
7.750% due 05/15/21	4,000,000	4,420,000
HCA Inc 5.875% due 03/15/22	3,250,000	3,510,000
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	5,000,000	5,281,250
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	5,280,000	5,458,200
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	675,000	694,406
MultiPlan Inc 9.875% due 09/01/18 ~	3,500,000	3,815,000
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	5,170,000
Tenet Healthcare Corp
4.750% due 06/01/20	3,350,000	3,391,875
5.000% due 03/01/19 ~	250,000	250,313
6.000% due 10/01/20 ~	1,900,000	2,036,563
6.750% due 02/01/20	4,250,000	4,489,063
8.000% due 08/01/20	1,750,000	1,916,250
8.125% due 04/01/22	4,800,000	5,376,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	8,700,000	9,439,500

		119,999,760

Industrials - 10.8%

ADS Waste Holdings Inc 8.250% due 10/01/20	4,725,000	5,162,063
Ahern Rentals Inc 9.500% due 06/15/18 ~	5,325,000	5,917,406

	Principal Amount	Value
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	$2,650,000	$2,653,445
Allegion US Holding Co Inc 5.750% due 10/01/21 ~	4,900,000	5,181,750
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	1,747,279	1,799,697
BC Mountain LLC 7.000% due 02/01/21 ~	5,325,000	5,298,375
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	4,325,000	4,389,875
6.125% due 01/15/23 ~	850,000	862,750
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	5,000,000	5,309,500
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,616,000
HD Supply Inc
7.500% due 07/15/20	1,000,000	1,096,250
8.125% due 04/15/19	2,750,000	3,080,000
11.500% due 07/15/20	850,000	1,013,625
International Lease Finance Corp
4.625% due 04/15/21	2,900,000	2,905,438
5.875% due 04/01/19	3,000,000	3,292,500
5.875% due 08/15/22	1,000,000	1,061,250
6.250% due 05/15/19	1,550,000	1,716,625
Masco Corp 7.750% due 08/01/29	4,925,000	5,525,884
Modular Space Corp 10.250% due 01/31/19 ~	5,150,000	5,368,875
Nortek Inc 8.500% due 04/15/21	4,850,000	5,444,125
Roofing Supply Group LLC 10.000% due 06/01/20 ~	5,867,000	6,615,042
The ADT Corp 6.250% due 10/15/21 ~	8,550,000	8,795,812
The Hertz Corp
5.875% due 10/15/20	350,000	374,939
7.500% due 10/15/18	4,500,000	4,809,375
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	6,237,000
TransDigm Inc
7.500% due 07/15/21	2,000,000	2,225,000
7.750% due 12/15/18	4,670,000	5,031,925
United Airlines Pass-Through Trust ‘B’
4.750% due 10/11/23	1,475,000	1,489,750
5.375% due 02/15/23	3,850,000	3,941,630
United Rentals North America Inc
7.375% due 05/15/20	779,000	863,716
7.625% due 04/15/22	2,750,000	3,097,188
8.250% due 02/01/21	3,700,000	4,157,875
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,700,000	4,741,360
USG Corp
5.875% due 11/01/21 ~	2,675,000	2,852,219
7.875% due 03/30/20 ~	3,000,000	3,363,750
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	950,000	985,625

		132,277,639

Information Technology - 3.3%

Advanced Micro Devices Inc
6.750% due 03/01/19 ~	3,825,000	3,848,907
7.750% due 08/01/20	1,250,000	1,287,500
Alion Science & Technology Corp 10.250% due 02/01/15	2,500,000	1,803,125
Blackboard Inc 7.750% due 11/15/19 ~	6,150,000	6,472,875
BMC Software Finance Inc 8.125% due 07/15/21 ~	3,950,000	4,177,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
BMC Software Inc 7.250% due 06/01/18	$2,194,000	$2,281,760
Entegris Inc 6.000% due 04/01/22 ~	4,675,000	4,791,875
Equinix Inc
4.875% due 04/01/20	5,100,000	5,240,250
5.375% due 04/01/23	1,475,000	1,511,875
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	1,850,000	1,896,250
8.050% due 02/01/20	1,799,000	1,985,646
NXP BV (Netherlands)
3.750% due 06/01/18 ~	1,800,000	1,818,000
5.750% due 02/15/21 ~	3,800,000	4,066,000

		41,181,188

Materials - 11.0%

AK Steel Corp 8.375% due 04/01/22	5,875,000	5,948,437
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	7,300,000	7,555,500
APERAM (Luxembourg) 7.375% due 04/01/16 ~	5,925,000	6,110,156
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	2,975,000	3,186,969
6.125% due 06/01/18	2,000,000	2,200,000
6.750% due 02/25/22	2,500,000	2,756,250
7.250% due 03/01/41	4,650,000	4,684,875
ARD Finance SA (Luxembourg) 11.125% PIK due 06/01/18 ~	2,631,646	2,898,100
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	3,000,000	3,142,500
6.750% due 01/31/21 ~	3,250,000	3,404,375
7.000% due 11/15/20 ~	823,235	870,571
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	4,325,000	4,487,188
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	5,309,850	5,791,055
BOE Merger Corp 9.500% PIK due 11/01/17 ~	5,250,000	5,591,250
Exopack Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	5,000,000	5,325,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	6,175,000	6,815,656
Hexion US Finance Corp
6.625% due 04/15/20	1,200,000	1,248,000
8.875% due 02/01/18	3,500,000	3,657,500
9.000% due 11/15/20	3,000,000	2,985,000
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	4,750,000	4,862,813
Louisiana-Pacific Corp 7.500% due 06/01/20	4,800,000	5,340,000
Momentive Performance Materials Inc 8.875% due 10/15/20	2,000,000	2,177,500
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,981,800
New Gold Inc (Canada) 6.250% due 11/15/22 ~	6,815,000	6,951,300
Novelis Inc (Canada) 8.750% due 12/15/20	5,000,000	5,612,500
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	3,400,000	3,799,500
8.375% due 06/15/19 ~	3,725,000	4,153,375
Sealed Air Corp 8.375% due 09/15/21 ~	5,000,000	5,781,250
Tronox Finance LLC 6.375% due 08/15/20	5,900,000	6,091,750
Wise Metals Group LLC 8.750% due 12/15/18 ~	4,675,000	5,037,313

		134,447,483

	Principal Amount	Value
Telecommunication Services - 7.2%

CenturyLink Inc 5.625% due 04/01/20	$5,200,000	$5,492,500
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	4,000,000	4,290,000
Digicel Ltd (Bermuda)
6.000% due 04/15/21 ~	2,700,000	2,767,500
7.000% due 02/15/20 ~	3,161,000	3,303,245
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	7,927,500
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22 ~	4,650,000	4,859,250
7.250% due 10/15/20	2,000,000	2,177,500
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	2,000,000	2,125,000
7.750% due 06/01/21	6,300,000	6,654,375
8.125% due 06/01/23	3,000,000	3,191,250
Level 3 Communications Inc 11.875% due 02/01/19	2,000,000	2,270,000
Level 3 Financing Inc
6.125% due 01/15/21 ~	925,000	978,187
7.000% due 06/01/20	3,700,000	4,028,375
Sprint Communications Inc
6.000% due 11/15/22	4,025,000	4,120,594
7.000% due 03/01/20 ~	10,235,000	11,847,012
9.000% due 11/15/18 ~	2,800,000	3,430,000
Sprint Corp 7.250% due 09/15/21 ~	9,500,000	10,390,625
T-Mobile USA Inc
6.250% due 04/01/21	850,000	902,063
6.464% due 04/28/19	1,850,000	1,984,125
6.625% due 04/01/23	1,000,000	1,065,000
6.633% due 04/28/21	4,350,000	4,692,562
6.836% due 04/28/23	250,000	269,063

		88,765,726

Utilities - 2.3%

Calpine Corp
6.000% due 01/15/22 ~	1,000,000	1,055,000
7.500% due 02/15/21 ~	4,375,000	4,801,562
7.875% due 01/15/23 ~	2,598,000	2,922,750
Energy Future Intermediate Holding Co LLC 12.250% due 03/01/22 ~	4,000,000	4,740,000
GenOn Energy Inc
7.875% due 06/15/17	2,000,000	2,020,000
9.875% due 10/15/20	3,975,000	4,074,375
NRG Energy Inc
6.250% due 07/15/22 ~	3,075,000	3,174,938
6.625% due 03/15/23	1,000,000	1,042,500
7.875% due 05/15/21	3,000,000	3,315,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	6,059,000	181,770
15.000% due 04/01/21	2,000,000	470,000

		27,797,895

Total Corporate Bonds & Notes (Cost $1,033,396,667)		1,074,060,158

CONVERTIBLE CORPORATE BONDS & NOTES - 0.3%

Telecommunication Services - 0.3%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	4,073,125

Total Convertible Corporate Bonds & Notes (Cost $3,461,942)		4,073,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 3.8%

Consumer Discretionary - 1.4%

Brickman Group Ltd. LLC (2nd Lien) 7.500% due 04/17/14 §	$5,000,000	$5,120,000
Clear Channel Communications Inc
Term B
3.803% due 04/30/14 §	575,454	569,210
Term D
6.903% due 04/30/14 §	1,697,344	1,664,776
ClubCorp Club Operations Inc 4.000% due 04/30/14 §	1,901,877	1,909,009
Evergreen Acquisition Co 1 LP 5.000% due 04/08/14 §	1,970,063	1,979,913
Regent Seven Seas Cruises Inc Term B (Panama) 3.750% due 06/30/14 §	837,277	839,370
Yonkers Racing Corp (2nd Lien) 8.750% due 04/30/14 §	5,000,000	4,975,000

		17,057,278

Consumer Staples - 0.5%

BJ’s Wholesale Club Inc (1st Lien) 4.500% due 06/30/14 §	987,544	992,541
Reddy Ice Corp (1st Lien)
6.751% due 05/01/14 §	2,982,915	2,968,000
7.750% due 06/30/14 §	2,010	2,000
Sprouts Farmers Markets Holdings LLC 4.000% due 04/30/14 §	2,023,393	2,026,555

		5,989,096

Energy - 0.6%

Chesapeake Energy Corp 5.750% due 05/06/14 §	2,000,000	2,048,126
Crestwood Holdings LLC Term B1 7.000% due 05/21/14 §	2,944,431	3,001,479
Samson Investment Co (2nd Lien) 5.000% due 09/25/14 §	3,000,000	3,031,125

		8,080,730

Financials - 0.5%

First Data Corp Term B 4.155% due 04/24/14 §	2,000,000	2,007,672
Realogy Corp 4.400% due 04/01/14	149,566	149,659
ROC Finance LLC 5.000% due 06/30/14 §	2,487,500	2,434,641
Stockbridge SBE Holdings LLC Term B 13.000% due 04/22/14 §	1,500,000	1,657,500

		6,249,472

	Principal Amount	Value
Health Care - 0.3%

BioScrip Inc
7.250% due 06/30/14 §	$1,383,334	$1,394,573
Term B
7.250% due 06/30/14 §	2,305,556	2,324,289

		3,718,862

Industrials - 0.2%

WTG Holdings III Corp (2nd Lien) 8.500% due 06/30/14 §	2,000,000	2,030,000

Telecommunication Services - 0.1%

Level 3 Financing Inc 4.000% due 04/03/14 §	1,000,000	1,003,333

Utilities - 0.2%

Texas Competitive Electric Holdings Co LLC 4.737% due 05/09/14 §	3,797,685	2,748,575

Total Senior Loan Notes (Cost $46,963,472)		46,877,346

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $53,497,045; collateralized by Freddie Mac: 1.830% due 11/05/18 and value $54,568,938)	53,497,045	53,497,045

Total Short-Term Investment (Cost $53,497,045)		53,497,045

TOTAL INVESTMENTS - 98.7% (Cost $1,164,338,300)		1,211,013,746

OTHER ASSETS & LIABILITIES, NET - 1.3%		15,439,697

NET ASSETS - 100.0%		$1,226,453,443

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$640,811	$-	$640,811	$-
	Common Stocks (1)	31,865,261	31,865,261	-	-
	Corporate Bonds & Notes	1,074,060,158	-	1,074,060,158	-
	Convertible Corporate Bonds & Notes	4,073,125	-	4,073,125	-
	Senior Loan Notes	46,877,346	-	46,877,346	-
	Short-Term Investment	53,497,045	-	53,497,045	-

	Total	$1,211,013,746	$31,865,261	$1,179,148,485	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2014:

Corporate Bonds & Notes
Value, Beginning of Period	$19,110,375
Purchases	-
Sales (Includes Paydowns)	(52,721)
Accrued Discounts (Premiums)	(2,307)
Net Realized Gains (Loss)	-
Change in Net Unrealized Appreciation	375,910
Transfers In	-
Transfers Out	(19,431,257)

Value, End of Period	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the three-month period ended March 31, 2014, an investment with a value of $640,811 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $19,431,257 were transferred from Level 3 to Level 2 due to the pricing vendor using evaluated pricing of the investments based on significant market observable inputs versus the use of a vendor-priced single broker quote.

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 5.7%

Financials - 4.8%

Ally Financial Inc 3.635% due 06/20/14 §	$11,700,000	$11,799,450
ANZ New Zealand International Ltd (New Zealand) 0.676% due 08/19/14 § ~	10,000,000	10,016,190
Commonwealth Bank of Australia (Australia)
0.513% due 09/17/14 § ~	8,100,000	8,111,988
0.733% due 06/25/14 § ~	18,500,000	18,521,682
Eksportfinans ASA (Norway) 2.375% due 05/25/16	1,800,000	1,786,500
Lehman Brothers Holdings Inc 7.000% due 09/27/27 Y	1,700,000	408,000
Marsh & McLennan Cos Inc 5.750% due 09/15/15	523,000	559,448
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~	12,300,000	12,448,805

		63,652,063

Health Care - 0.0%

Cardinal Health Inc 6.000% due 06/15/17	250,000	280,026

Industrials - 0.4%
Con-way Inc 7.250% due 01/15/18	4,000,000	4,669,012

Materials - 0.3%
Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,637,428

Utilities - 0.2%
Electricite de France (France) 1.150% due 01/20/17 ~	700,000	699,450
RWE AG (Germany) 7.000% due 10/12/72 § ~	400,000	438,000
SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,481,668

		2,619,118

Total Corporate Bonds & Notes (Cost $74,593,721)		75,857,647

MORTGAGE-BACKED SECURITIES - 7.2%

Collateralized Mortgage Obligations - Commercial - 0.9%

Banc of America Re-REMIC Trust
5.668% due 06/24/50 " § ~	$1,588,601	1,732,170
5.668% due 02/17/51 " § ~	1,695,977	1,817,138
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/39 " § ~	2,882,274	3,117,396
5.467% due 09/18/39 " § ~	3,332,798	3,606,196
JP Morgan Chase Commercial Mortgage Securities Trust 4.654% due 01/12/37 "	190,352	190,711
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	782,906

		11,246,517

Collateralized Mortgage Obligations - Residential - 6.0%

Alternative Loan Trust
0.434% due 12/25/35 " §	105,309	93,949
5.500% due 06/25/35 "	2,072,654	1,973,405
6.000% due 01/25/37 " Y	1,370,093	1,166,475

	Principal Amount	Value
Banc of America Funding Trust 2.807% due 01/20/47 " § Y	$2,001,504	$1,564,081
Banc of America Mortgage Trust
2.790% due 08/25/35 " §	577,726	533,043
2.795% due 06/25/35 " §	614,574	588,607
4.680% due 11/25/34 " §	92,807	89,886
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/35 " §	932,711	950,436
2.557% due 01/25/35 " §	549,964	541,519
Chase Mortgage Finance Trust 2.718% due 02/25/37 " §	200,103	194,246
ChaseFlex Trust 6.000% due 02/25/37 " Y	709,289	629,989
Citigroup Mortgage Loan Trust
0.224% due 01/25/37 " § ~	510,404	319,670
2.200% due 09/25/35 " §	978,793	979,035
2.290% due 09/25/35 " §	878,146	871,912
2.540% due 05/25/35 " §	150,037	147,455
2.605% due 08/25/35 " §	1,353,984	781,377
2.895% due 09/25/37 " § Y	123,187	103,045
Countrywide Home Loan Mortgage Pass-Through Trust
0.474% due 03/25/35 " §	133,509	101,560
2.645% due 11/19/33 " §	120,904	118,707
2.854% due 08/25/34 " §	74,606	67,215
Deutsche Alt-B Securities Mortgage Loan Trust 0.254% due 10/25/36 " § Y	76,003	45,385
Fannie Mae
0.201% due 12/25/36 " §	298,483	291,522
0.214% due 07/25/37 " §	2,514,857	2,418,085
0.304% due 08/25/34 " §	568,011	562,311
0.504% due 07/25/37 - 05/25/42 " §	313,091	312,990
2.281% due 05/25/35 " §	1,981,388	2,037,111
Freddie Mac
0.385% due 02/15/19 " §	5,663,485	5,672,238
0.605% due 09/15/42 " §	5,069,994	5,049,588
Granite Mortgages PLC (United Kingdom) 0.903% due 09/20/44 " § ~	GBP 1,187,483	1,971,298
GreenPoint Mortgage Funding Trust
0.374% due 06/25/45 " §	$1,319,604	1,175,491
0.424% due 11/25/45 " §	681,648	533,747
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	423,817	455,707
GSR Mortgage Loan Trust 2.800% due 01/25/35 " §	1,063,442	1,077,128
HarborView Mortgage Loan Trust 0.436% due 02/19/36 " §	254,474	199,720
Holmes Master Issuer PLC (United Kingdom) 1.632% due 10/15/54 " § ~	EUR 11,458,096	15,836,306
Impac CMB Trust 1.154% due 07/25/33 " §	$287,168	265,220
IndyMac INDX Mortgage Loan Trust
0.364% due 05/25/46 " §	1,178,957	1,012,335
0.394% due 07/25/35 " §	492,881	450,456
JPMorgan Mortgage Trust
2.240% due 07/27/37 " § ~	1,371,506	1,187,692
2.743% due 08/25/35 " § Y	820,228	782,117
2.776% due 07/25/35 " §	731,317	745,994
2.785% due 08/25/35 " §	994,089	984,824
5.137% due 09/25/35 " §	210,741	215,088
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.595% due 12/15/30 " §	466,569	443,579
0.855% due 11/15/31 " §	671,920	674,422
Merrill Lynch Mortgage Investors Trust
0.404% due 11/25/35 " §	824,736	779,864
2.632% due 06/25/37 " §	960,366	922,231
5.417% due 12/25/35 " §	378,239	358,517

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
NCUA Guaranteed Notes Trust 0.602% due 10/07/20 " §	$6,478,397	$6,518,948
Reperforming Loan REMIC Trust 0.494% due 06/25/35 " § ~	821,908	742,530
Residential Accredit Loans Inc Trust 0.454% due 08/25/35 " §	545,259	432,823
Ryland Mortgage Securities Corp 7.040% due 10/01/27 " §	14,364	11,922
Sequoia Mortgage Trust 0.856% due 10/19/26 " §	446,183	441,090
Structured Adjustable Rate Mortgage Loan Trust
1.526% due 01/25/35 " §	520,618	422,398
2.445% due 02/25/34 " §	162,047	165,052
2.508% due 08/25/35 " §	1,108,234	1,033,674
Structured Asset Mortgage Investments II Trust
0.284% due 03/25/37 " §	156,712	120,692
0.374% due 05/25/36 " §	1,036,155	780,348
0.406% due 07/19/35 " §	1,093,900	1,007,282
0.434% due 02/25/36 " §	1,169,706	921,285
0.816% due 10/19/34 " §	541,294	519,315
Structured Asset Securities Corp Trust 2.646% due 10/28/35 " § ~	252,277	238,776
Structured Asset Securities Mortgage Pass-Through Certificates 2.227% due 01/25/32 " §	9,566	8,877
Swan Trust (Australia) 3.935% due 04/25/41 " §	AUD 624,277	583,969
WaMu Mortgage Pass-Through Certificates Trust
0.414% due 11/25/45 " §	$728,518	676,038
0.899% due 05/25/47 " §	1,738,752	1,528,827
1.135% due 02/25/46 " §	687,503	642,179
1.333% due 11/25/42 " §	85,849	83,235
2.284% due 11/25/46 " §	400,140	382,808
2.449% due 06/25/33 " §	1,025,971	1,044,626
5.159% due 08/25/35 " §	526,498	513,014
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 11/25/34 " §	293,923	300,607
2.615% due 12/25/34 " §	837,474	858,339
2.618% due 09/25/34 " §	345,315	355,121
5.568% due 04/25/36 " §	495,558	490,291

		79,100,644

Fannie Mae - 0.3%

1.300% due 02/01/36 " §	94,527	96,705
1.332% due 11/01/42 - 10/01/44 " §	495,306	508,643
2.011% due 12/01/34 " §	153,215	161,105
2.029% due 11/01/35 " §	115,134	120,317
2.195% due 01/01/25 " §	55,562	56,162
2.269% due 12/01/22 " §	16,739	17,823
2.366% due 05/01/35 " §	58,492	62,603
2.392% due 10/01/35 " §	219,047	234,113
2.397% due 08/01/17 " §	171,385	176,408
2.468% due 03/01/35 " §	607,758	652,159
2.485% due 03/01/35 " §	66,459	67,123
2.577% due 09/01/35 " §	199,150	212,671
2.580% due 03/01/35 " §	43,852	45,123
2.764% due 04/01/35 " §	613,320	651,157
3.282% due 03/01/18 " §	80,107	84,308
3.500% due 07/01/26 " §	5,428	5,467
5.000% due 08/01/24 " §	10,129	10,245
5.343% due 01/01/36 " §	326,654	352,603
5.360% due 11/01/35 " §	314,276	339,584
5.440% due 03/01/36 " §	254,517	274,830

		4,129,149

	Principal Amount	Value
Freddie Mac - 0.0%

2.369% due 01/01/34 " §	$367,578	$388,980
2.418% due 08/01/35 " §	23,152	24,654
5.013% due 10/01/35 " §	83,716	89,740
5.508% due 03/01/36 " §	138,767	143,903

		647,277

Government National Mortgage Association - 0.0%

1.625% due 09/20/22 - 11/20/26 " §	113,762	118,287
2.000% due 10/20/24 - 01/20/27 " §	85,698	89,442
2.500% due 02/20/25 " §	20,404	21,325

		229,054

Total Mortgage-Backed Securities (Cost $94,729,546)		95,352,641

ASSET-BACKED SECURITIES - 2.2%

Alzette European SA CLO (Luxembourg) 0.553% due 12/15/20 " § ~	86,682	86,702
Amortizing Residential Collateral Trust 0.734% due 07/25/32 " §	125,612	115,869
Aquilae II PLC CLO (Ireland) 0.637% due 01/17/23 " § ~	EUR 273,963	372,640
Asset-Backed Securities Corp Home Equity Loan Trust 0.234% due 05/25/37 " §	$37,506	23,915
Bear Stearns Asset-Backed Securities I Trust
0.224% due 12/25/36 " §	87,856	87,012
0.264% due 11/25/36 " §	810,064	684,577
1.154% due 10/25/37 " §	2,016,340	1,881,465
Bear Stearns Asset-Backed Securities Trust 0.814% due 10/25/32 " §	54,593	52,100
Citibank Omni Master Trust 4.900% due 11/15/18 " ~	5,200,000	5,343,853
Citigroup Mortgage Loan Trust 0.234% due 01/25/37 " §	590,359	306,138
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	38,154	38,577
Countrywide Asset-Backed Certificates
0.344% due 06/25/36 " §	524,232	509,415
0.404% due 04/25/36 " §	322,655	316,098
Credit-Based Asset Servicing & Securitization Trust 0.224% due 01/25/37 " § Y	278,449	117,481
Equity One Mortgage Pass-Through Trust 0.454% due 04/25/34 " §	487,777	418,741
Freddie Mac Structured Pass-Through Securities 0.414% due 08/25/31 " §	198,090	193,656
Harbourmaster BV CLO (Netherlands) 0.564% due 06/15/20 " § ~	EUR 74,360	102,170
HSI Asset Securitization Corp Trust 0.204% due 10/25/36 " §	$20,109	10,386
JP Morgan Mortgage Acquisition Trust 0.214% due 03/25/47 " §	58,839	56,774
LCM V Ltd CDO (Cayman) 0.464% due 03/21/19 " § ~	1,400,000	1,396,941
Morgan Stanley IXIS Real Estate Capital Trust 0.204% due 11/25/36 " §	2,110	991
Nautique Funding Ltd CLO (Cayman) 0.489% due 04/15/20 " § ~	680,173	671,287
New Century Home Equity Loan Trust 0.334% due 05/25/36 " §	884,977	577,973
NYLIM Flatiron Ltd CLO (Cayman) 0.457% due 08/08/20 " § ~	1,021,283	1,010,082
Park Place Securities Inc 0.414% due 09/25/35 " §	107,892	106,481

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Penta SA CLO (Luxembourg) 0.551% due 06/04/24 " § ~	EUR 4,841,537	$6,551,699
Popular ABS Mortgage Pass-Through Trust 0.244% due 06/25/47 " § Y	$1,364,014	1,274,232
Renaissance Home Equity Loan Trust 0.914% due 12/25/32 " §	217,275	189,005
SLM Student Loan Trust 0.574% due 09/15/21 " § ~	EUR 253,128	348,208
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$3,264,710	3,559,662
Soundview Home Loan Trust 0.214% due 11/25/36 " § ~	182,837	70,383
Specialty Underwriting & Residential Finance Trust 0.214% due 01/25/38 " §	3,493	3,489
Structured Asset Securities Corp Mortgage Loan Trust 1.655% due 04/25/35 " §	1,479,590	1,427,476
Wood Street II BV CLO (Netherlands) 0.666% due 03/29/21 " § ~	EUR 678,153	922,310

Total Asset-Backed Securities (Cost $29,286,855)		28,827,788

U.S. GOVERNMENT AGENCY ISSUES - 5.1%

Fannie Mae 4.125% due 04/15/14	$52,890,000	52,973,355
Freddie Mac
0.375% due 04/28/14	11,750,000	11,752,749
4.500% due 04/02/14	2,350,000	2,350,284

Total U.S. Government Agency Issues (Cost $67,138,092)		67,076,388

U.S. TREASURY OBLIGATIONS - 99.1%

U.S. Treasury Inflation Protected Securities - 99.0%

0.125% due 04/15/16 ^ ‡	74,207,287	76,267,887
0.125% due 04/15/17 ^	23,128,613	23,799,032
0.125% due 04/15/18 ^	53,840,885	55,130,170
0.125% due 07/15/22 ^	117,427,578	115,104,286
0.125% due 01/15/23 ^	50,281,488	48,690,655
0.375% due 07/15/23 ^	35,997,469	35,630,163
0.500% due 04/15/15 ^ ‡	26,639,554	27,199,843
0.625% due 07/15/21 ^	146,391,840	150,922,404
0.625% due 01/15/24 ^	601,434	603,877
0.625% due 02/15/43 ^	15,670,270	13,148,010
0.750% due 02/15/42 ^	3,105,990	2,712,343
1.125% due 01/15/21 ^	25,405,613	26,987,347
1.250% due 07/15/20 ^	50,795,347	54,786,925
1.375% due 01/15/20 ^	17,930,563	19,397,000
1.375% due 02/15/44 ^	20,687,752	21,152,679
1.625% due 01/15/15 ^ ‡	46,101,720	47,322,135
1.625% due 01/15/18 ^	89,314	97,028
1.750% due 01/15/28 ^	22,228,121	24,648,897
1.875% due 07/15/15 ^	5,654,288	5,932,033
1.875% due 07/15/19 ^ ‡	44,165,697	49,205,780
2.000% due 07/15/14 ^	15,526,613	15,787,270
2.000% due 01/15/16 ^	60,051,774	63,765,135
2.000% due 01/15/26 ^	127,990,318	145,924,145
2.125% due 01/15/19 ^	13,620,581	15,224,920
2.125% due 02/15/40 ^	14,024,275	16,817,630
2.375% due 01/15/25 ^	60,133,876	70,890,425
2.375% due 01/15/27 ^	89,544,941	106,403,432
2.500% due 01/15/29 ^	261,449	317,742
2.625% due 07/15/17 ^	5,080,725	5,693,074

	Principal Amount	Value
3.375% due 04/15/32 ^	$975,083	$1,348,852
3.625% due 04/15/28 ^	14,461	19,680
3.875% due 04/15/29 ^	50,218,554	70,954,807

		1,311,885,606

U.S. Treasury Notes - 0.1%

1.000% due 05/15/14 ‡	443,000	443,527

Total U.S. Treasury Obligations (Cost $1,363,992,131)		1,312,329,133

FOREIGN GOVERNMENT BONDS & NOTES - 8.1%

Brazil Letras do Tesouro Nacional (Brazil) 13.032% due 01/01/17	BRL 75,600,000	24,097,742
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	61,200,000	23,945,160
10.000% due 01/01/23	4,100,000	1,568,339
Bundesrepublik Deutschland Bundesobligation Inflation-Linked (Germany) 0.750% due 04/15/18 ^	EUR 9,250,560	13,443,575
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	4,599,816	6,616,229
2.100% due 09/15/16 ^	741,230	1,073,091
2.100% due 09/15/17 ^ ~	5,058,152	7,380,191
2.100% due 09/15/21 ^ ~	1,178,793	1,680,965
3.100% due 09/15/26 ^ ~	314,691	471,310
4.750% due 09/15/16	200,000	300,541
5.250% due 08/01/17 ~	900,000	1,396,274
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 1,100,000	1,203,872
2.750% due 11/20/25 ^	7,800,000	9,218,302
Spain Government (Spain) 3.800% due 04/30/24 ~	EUR 10,300,000	14,872,319

Total Foreign Government Bonds & Notes (Cost $103,798,874)		107,267,910

PURCHASED OPTIONS - 0.0%
(See Note (g) in Notes to Schedule of Investments) (Cost $401,715)		1,051

SHORT-TERM INVESTMENTS - 51.5%

Foreign Government Issues - 8.2%

Japan Treasury Bills (Japan)
0.049% due 05/07/14	JPY 670,000,000	6,490,993
0.049% due 05/12/14	10,590,000,000	102,595,680

		109,086,673

U.S. Government Agency Issues - 32.6%

Fannie Mae
0.050% due 04/09/14	$10,000,000	9,999,889
0.060% due 06/18/14	4,148,000	4,147,822
0.065% due 06/11/14	15,897,000	15,896,380
0.065% due 06/16/14	3,800,000	3,799,840
Federal Home Loan Bank 0.065% due 05/14/14	250,000,000	249,980,590
Freddie Mac
0.050% due 04/09/14	7,483,000	7,482,917
0.050% due 04/21/14	6,482,000	6,481,820
0.050% due 04/28/14	20,000,000	19,999,250
0.055% due 05/01/14	11,600,000	11,599,468
0.055% due 05/12/14	54,600,000	54,596,580
0.060% due 06/09/14	9,000,000	8,999,658
0.101% due 10/23/14	17,800,000	17,794,927
0.101% due 10/24/14	21,100,000	21,093,966

		431,873,107

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. Treasury Bills - 0.4%

0.061% due 04/17/14 ‡	$271,000	$270,993
0.076% due 09/18/14 ‡	2,810,000	2,809,286
0.079% due 08/21/14 ‡	440,000	439,907
0.079% due 09/11/14 ‡	1,717,000	1,716,583
0.122% due 03/05/15 ‡	7,000	6,992

		5,243,761

Repurchase Agreements - 10.3%

Bank of Nova Scotia 0.080% due 04/01/14 (Dated 03/31/14, repurchase price of $8,900,020; collateralized by U.S. Treasury Bills: 0.000% due 07/24/14 and value $9,089,838)	8,900,000	8,900,000
Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $9,038,116; collateralized by Fannie Mae: 1.670% due 11/20/18 and value $9,220,000)	9,038,116	9,038,116
JPMorgan Chase & Co 0.080% due 04/01/14 (Dated 03/31/14, repurchase price of $103,000,229; collateralized by U.S. Treasury Notes: 0.625% due 11/15/16 and value $105,413,101)	103,000,000	103,000,000
Toronto Dominion Bank 0.080% due 04/01/14 (Dated 03/31/14, repurchase price of $16,100,036; collateralized by U.S. Treasury Bills: 2.625% due 12/31/14 and value $16,542,832)	16,100,000	16,100,000

		137,038,116

Total Short-Term Investments (Cost $684,342,405)		683,241,657

TOTAL INVESTMENTS - 178.9% (Cost $2,418,283,339)		2,369,954,215

OTHER ASSETS & LIABILITIES, NET - (78.9%)		(1,045,505,962)

NET ASSETS - 100.0%		$1,324,448,253

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $6,090,805 or 0.5% of the portfolio’s net assets were in default as of March 31, 2014.

(c)	As of March 31, 2014, investments with a total aggregate value of $11,072,432 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap contracts and delayed delivery securities (including sale-buyback financing transactions).

(d)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the three-month period ended March 31, 2014 was $540,447,044 at a weighted average interest rate of 0.123%.

(e)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (09/15)	79	($2,401)
Eurodollar (12/15)	123	(43,531)
Eurodollar (03/16)	146	(132,443)
Eurodollar (06/16)	44	(30,770)
U.S. Treasury 5-Year Notes (06/14)	682	(624,155)
U.S. Treasury 10-Year Notes (06/14)	70	(30,703)

		(864,003)

Short Futures Outstanding
Euro-Bund (06/14)	62	13,594

Total Futures Contracts		($850,409)

(f)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	13,408,000	USD	12,368,357	04/14	BOA	$66,226
BRL	2,720,823	USD	1,202,308	04/14	BNP	(3,179)
BRL	29,861,619	USD	13,195,590	04/14	BRC	(34,894)
BRL	27,248,139	USD	11,545,821	04/14	CSF	463,054
BRL	2,722,889	USD	1,162,000	04/14	JPM	38,040
BRL	713,942	USD	302,710	04/14	MSC	11,940
BRL	34,672,261	USD	14,624,958	04/14	UBS	655,898
EUR	51,896,000	USD	71,497,119	04/14	RBS	(2,617)
GBP	1,401,000	USD	2,344,314	06/14	DUB	(9,879)
GBP	805,000	USD	1,338,919	06/14	DUB	2,423
MXN	44,247,488	USD	3,301,066	05/14	BNP	77,155
PLN	1,704,827	EUR	405,000	04/14	BRC	4,874
PLN	3,471,270	EUR	825,000	04/14	GSC	9,425
PLN	3,239,864	EUR	770,000	04/14	JPM	8,801
USD	12,057,439	AUD	13,408,000	04/14	ANZ	(377,145)
USD	12,342,801	AUD	13,408,000	05/14	BOA	(66,173)
USD	1,162,000	BRL	2,720,823	04/14	BNP	(37,129)
USD	12,335,943	BRL	29,861,619	04/14	BRC	(824,753)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	12,040,715	BRL	27,248,139	04/14	CSF	$31,840
USD	1,203,221	BRL	2,722,889	04/14	JPM	3,182
USD	315,485	BRL	713,942	04/14	MSC	834
USD	13,455,155	BRL	32,772,722	04/14	UBS	(988,530)
USD	839,390	BRL	1,899,539	04/14	UBS	2,220
USD	11,457,463	BRL	27,248,139	05/14	CSF	(448,751)
USD	13,312,958	BRL	31,821,965	05/14	UBS	(591,812)
USD	9,080,181	BRL	21,936,809	07/14	JPM	(358,660)
USD	944,033	BRL	2,251,803	08/14	BRC	(16,013)
USD	1,988,612	BRL	4,828,151	08/14	HSB	(69,850)
USD	5,456,090	BRL	13,144,763	08/14	JPM	(148,124)
USD	1,659,165	BRL	4,033,595	08/14	MSC	(60,542)
USD	42,986,700	EUR	31,320,000	04/14	BOA	(161,284)
USD	16,581,910	EUR	11,926,000	04/14	BRC	152,062
USD	12,012,255	EUR	8,650,000	04/14	GSC	95,586
USD	1,801,460	EUR	1,307,000	05/14	CIT	990
USD	71,493,435	EUR	51,896,000	05/14	RBS	3,603
USD	6,263,075	GBP	3,738,000	06/14	GSC	34,582
USD	111,750,311	JPY	11,337,600,000	05/14	CIT	1,882,268
USD	329,110	ZAR	3,561,295	04/14	CIT	(8,485)

Total Forward Foreign Currency Contracts						($662,817)

(g)	Purchased options outstanding as of March 31, 2014 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap	Receive	3.875%	04/14/14	DUB	$7,900,000	$401,715	$1,051

Total Purchased Options						$401,715	$1,051

(h)	Transactions in written options for the three-month period ended March 31, 2014 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2013	100	563,400,000	800,000	$3,113,524
Call Options Written	177	62,114,000	-	582,671
Put Options Written	-	6,294,000	34,000,000	140,350
Call Options Exercised	-	(17,300,000)	(400,000)	(44,858)
Call Options Expired	-	(127,000,000)	-	(488,977)
Put Options Expired	(100)	(290,300,000)	(400,000)	(1,195,051)

Outstanding, March 31, 2014	177	197,208,000	34,000,000	$2,107,659

(i)	Premiums received and value of written options outstanding as of March 31, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Put - OTC iTraxx Europe 20 5Y Index	0.900%	06/18/14	BNP	EUR 1,800,000	$5,686	($2,256)
Put - OTC iTraxx Europe 20 5Y Index	0.900%	06/18/14	BOA	900,000	3,013	(1,128)
Put - OTC iTraxx Europe 20 5Y Index	0.900%	06/18/14	CIT	10,500,000	31,505	(13,158)
Put - OTC iTraxx Europe 20 5Y Index	0.900%	06/18/14	DUB	1,700,000	5,660	(2,130)
Put - OTC iTraxx Europe 20 5Y Index	0.900%	06/18/14	GSC	5,600,000	15,053	(7,017)
Put - OTC iTraxx Europe 20 5Y Index	0.900%	06/18/14	JPM	3,200,000	8,294	(4,010)
Put - OTC iTraxx Europe 20 5Y Index	0.900%	06/18/14	MSC	1,700,000	5,428	(2,130)
Put - OTC iTraxx Europe 21 5Y Index	1.000%	06/18/14	GSC	800,000	2,149	(1,126)
Put - OTC iTraxx Europe 21 5Y Index	1.100%	09/17/14	BNP	4,400,000	14,968	(12,855)
Put - OTC iTraxx Europe 21 5Y Index	1.100%	09/17/14	GSC	1,600,000	5,607	(4,675)
Put - OTC iTraxx Europe 21 5Y Index	1.100%	09/17/14	JPM	1,800,000	6,633	(5,259)

					$103,996	($55,744)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC BRL versus USD	BRL 2.51	06/10/14	CSF	$5,061,000	$51,369	($16,463)
Call - OTC BRL versus USD	2.52	06/11/14	BRC	6,048,000	61,085	(17,412)
Call - OTC INR versus USD	INR 64.20	06/11/14	GSC	6,201,000	56,119	(36,933)
Call - OTC INR versus USD	64.70	06/12/14	UBS	5,929,000	53,776	(30,143)
Call - OTC INR versus USD	64.90	06/19/14	BRC	2,615,000	23,927	(14,223)
Call - OTC INR versus USD	64.90	06/19/14	HSB	3,378,000	32,091	(18,372)
Call - OTC BRL versus USD	BRL 2.51	06/20/14	BNP	5,379,000	52,849	(23,313)
Call - OTC BRL versus USD	2.47	06/25/14	BNP	5,570,000	56,619	(36,834)
Call - OTC INR versus USD	INR 64.00	06/26/14	HSB	2,968,400	28,497	(24,038)
Call - OTC INR versus USD	64.00	06/26/14	UBS	1,664,600	15,348	(13,480)

					431,680	(231,211)

Put - OTC JPY versus USD	JPY 100.00	06/05/14	CIT	4,994,000	33,739	(22,848)

					$465,419	($254,059)

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($10,254)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(6,102)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	9,800,000	73,500	(6,865)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(84,237)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(7,783)

						$1,028,190	($115,241)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	$33,200,000	$398,400	($3)
Put - OTC 2-Year Interest Rate Swap	Pay	2.000%	03/16/15	BOA	400,000	800	(1,071)
Put - OTC 2-Year Interest Rate Swap	Pay	2.000%	03/16/15	GSC	900,000	1,815	(2,411)

						$401,015	($3,485)

Options on Futures Contracts

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 5-Year Futures (06/14)	$120.00	05/23/14	CME	177	$109,039	($31,805)

Total Written Options					$2,107,659	($460,334)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(j)	Swap agreements outstanding as of March 31, 2014 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centex Corp	1.000%	06/20/14	BNP	0.053%	$3,500,000	($8,622)	($46,651)	$38,029
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.075%	3,000,000	(24,037)	-	(24,037)
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.075%	3,000,000	(34,527)	-	(34,527)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.181%	250,000	(3,338)	-	(3,338)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.139%	4,000,000	(136,877)	208,974	(345,851)
Con-way Inc	3.800%	03/20/18	UBS	1.181%	4,000,000	(408,590)	-	(408,590)

						($615,991)	$162,323	($778,314)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russia EM SP	1.000%	03/20/19	BOA	$300,000	($15,204)	($24,632)	$9,428
Russia EM SP	1.000%	03/20/19	CIT	600,000	(30,408)	(50,577)	20,169
iTraxx Europe 21 5Y	1.000%	06/20/19	ICE	EUR 1,150,000	19,626	14,933	4,693

					($25,986)	($60,276)	$34,290

					($641,977)	$102,047	($744,024)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counterparty/ Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI-Compounded	JPM	Pay	7.900%	01/02/15	BRL 20,900,000	($241,707)	($74,620)	($167,087)
BRL-CDI-Compounded	UBS	Pay	10.410%	01/02/15	700,000	(323)	415	(738)
U.S. CPI Urban consumers NSA	DUB	Receive	1.728%	12/19/15	$4,200,000	(1,144)	210	(1,354)
U.S. CPI Urban consumers NSA	DUB	Receive	1.800%	01/17/16	600,000	(85)	(360)	275
U.S. CPI Urban consumers NSA	GSC	Receive	1.730%	04/15/16	35,600,000	(119,827)	(65,363)	(54,464)
U.S. CPI Urban consumers NSA	RBS	Receive	1.935%	10/23/16	11,100,000	(54,783)	(17,110)	(37,673)
U.S. CPI Urban consumers NSA	DUB	Receive	1.860%	11/05/16	9,000,000	(23,528)	-	(23,528)
U.S. CPI Urban consumers NSA	BNP	Receive	1.825%	11/29/16	5,500,000	(7,994)	(1,529)	(6,465)
U.S. CPI Urban consumers NSA	DUB	Receive	1.825%	11/29/16	8,000,000	(11,628)	(3,232)	(8,396)
U.S. CPI Urban consumers NSA	DUB	Receive	1.845%	11/29/16	5,200,000	(10,738)	-	(10,738)
BRL-CDI-Compounded	HSB	Pay	10.910%	01/02/17	BRL 25,800,000	(210,434)	579	(211,013)
BRL-CDI-Compounded	MSC	Pay	10.910%	01/02/17	42,800,000	(349,092)	(19,929)	(329,163)
U.S. CPI Urban consumers NSA	GSC	Receive	2.415%	02/12/17	$6,200,000	(170,301)	-	(170,301)
U.S. CPI Urban consumers NSA	BRC	Receive	1.908%	04/15/17	6,300,000	(40,913)	-	(40,913)
U.S. CPI Urban consumers NSA	BNP	Receive	2.250%	07/15/17	28,100,000	(747,975)	47,258	(795,233)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Floating Rate Index	Counterparty/ Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban consumers NSA	CIT	Receive	2.250%	07/15/17	$10,600,000	($282,154)	$2,544	($284,698)
U.S. CPI Urban consumers NSA	RBS	Receive	2.250%	07/15/17	27,800,000	(739,990)	20,533	(760,523)
U.S. CPI Urban consumers NSA	GSC	Receive	2.175%	10/01/18	3,600,000	(33,513)	(2,243)	(31,270)
U.S. CPI Urban consumers NSA	GSC	Receive	2.205%	10/11/18	900,000	(9,613)	-	(9,613)
U.S. CPI Urban consumers NSA	DUB	Receive	2.173%	11/01/18	6,600,000	(57,312)	-	(57,312)
6-Month AUD Bank Bills	BRC	Pay	4.000%	06/18/19	AUD 4,100,000	32,695	4,210	28,485
6-Month AUD Bank Bills	DUB	Pay	4.000%	06/18/19	23,500,000	187,399	47,015	140,384
France CPI Excluding Tobacco	BNP	Receive	2.150%	04/01/21	EUR 2,100,000	182,635	15,480	167,155
France CPI Excluding Tobacco	BOA	Receive	2.150%	04/01/21	11,200,000	974,053	293,488	680,565
France CPI Excluding Tobacco	CIT	Receive	2.150%	04/01/21	1,100,000	95,666	17,168	78,498
France CPI Excluding Tobacco	CSF	Receive	2.150%	04/01/21	200,000	17,394	314	17,080
France CPI Excluding Tobacco	DUB	Receive	2.150%	04/01/21	1,100,000	95,666	24,224	71,442
France CPI Excluding Tobacco	GSC	Receive	2.150%	04/01/21	6,600,000	573,996	72,513	501,483
France CPI Excluding Tobacco	BNP	Receive	1.950%	07/25/21	6,100,000	337,080	76,812	260,268
France CPI Excluding Tobacco	BOA	Receive	1.950%	07/25/21	8,400,000	464,176	(13,666)	477,842
France CPI Excluding Tobacco	CIT	Receive	1.950%	07/25/21	1,700,000	93,940	2,386	91,554
U.S. CPI Urban consumers NSA	BNP	Receive	2.500%	07/15/22	$9,100,000	(285,692)	118,430	(404,122)
U.S. CPI Urban consumers NSA	DUB	Receive	2.500%	07/15/22	2,800,000	(87,905)	25,060	(112,965)
U.S. CPI Urban consumers NSA	DUB	Receive	2.560%	05/08/23	6,400,000	(179,298)	-	(179,298)
France CPI Excluding Tobacco	DUB	Receive	1.950%	07/25/23	EUR 700,000	30,566	6,886	23,680
France CPI Excluding Tobacco	SGN	Receive	1.950%	07/25/23	5,200,000	227,059	67,460	159,599
6-Month JPY-LIBOR	CME	Receive	1.000%	09/18/23	JPY 2,790,000,000	(582,513)	(216,374)	(366,139)
France CPI Excluding Tobacco	BRC	Receive	2.108%	10/08/23	EUR 4,100,000	259,003	52,952	206,051
France CPI Excluding Tobacco	CIT	Receive	2.108%	10/08/23	1,300,000	82,123	16,510	65,613
France CPI Excluding Tobacco	DUB	Receive	2.108%	10/08/23	1,300,000	82,123	16,334	65,789
6-Month EUR-LIBOR	CME	Receive	2.000%	01/29/24	400,000	(13,450)	(2,906)	(10,544)
3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$31,800,000	4,616,367	2,761,690	1,854,677
3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	16,200,000	(17,990)	621,650	(639,640)
3-Month USD-LIBOR	CME	Receive	3.750%	06/18/44	8,300,000	(272,716)	(342,575)	69,859
6-Month EUR-LIBOR	CME	Receive	2.750%	09/17/44	EUR 10,100,000	(756,452)	(532,578)	(223,874)

						$3,042,871	$3,019,636	$23,235

Total Swap Agreements						$2,400,894	$3,121,683	($720,789)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$75,857,647	$-	$75,857,647	$-
	Mortgage-Backed Securities	95,352,641	-	95,340,719	11,922
	Asset-Backed Securities	28,827,788	-	28,827,788	-
	U.S. Government Agency Issues	67,076,388	-	67,076,388	-
	U.S. Treasury Obligations	1,312,329,133	-	1,312,329,133	-
	Foreign Government Bonds & Notes	107,267,910	-	107,267,910	-
	Short-Term Investments	683,241,657	-	683,241,657	-
	Derivatives:
	Credit Contracts
	Swaps	19,626	-	19,626	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,545,003	-	3,545,003	-
	Interest Rate Contracts
	Futures	13,594	13,594	-	-
	Purchased Options	1,051	-	1,051	-
	Swaps	8,351,941	-	8,351,941	-

	Total Interest Rate Contracts	8,366,586	13,594	8,352,992	-

	Total Assets - Derivatives	11,931,215	13,594	11,917,621	-

	Total Assets	2,381,884,379	13,594	2,381,858,863	11,922

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(55,744)	-	(55,744)	-
	Swaps	(661,603)	-	(661,603)	-

	Total Credit Contracts	(717,347)	-	(717,347)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,207,820)	-	(4,207,820)	-
	Written Options	(254,059)	-	(254,059)	-

	Total Foreign Currency Contracts	(4,461,879)	-	(4,461,879)	-

	Interest Rate Contracts
	Futures	(864,003)	(864,003)	-	-
	Written Options	(150,531)	(31,805)	(3,485)	(115,241)
	Swaps	(5,309,070)	-	(5,309,070)	-

	Total Interest Rate Contracts	(6,323,604)	(895,808)	(5,312,555)	(115,241)

	Total Liabilities - Derivatives	(11,502,830)	(895,808)	(10,491,781)	(115,241)

	Total Liabilities	(11,502,830)	(895,808)	(10,491,781)	(115,241)

	Total	$2,370,381,549	($882,214)	$2,371,367,082	($103,319)

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2014, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	($1,045,485,867)	$-	($1,045,485,867)	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 36.7%
U.S. Treasury Inflation Protected Securities - 36.7%
0.125% due 04/15/16 ^	$678,150	$696,985
0.125% due 04/15/17 ^	3,994,890	4,110,834
0.125% due 04/15/18 ^	33,247,748	34,039,975
0.125% due 01/15/22 ^	37,593,587	36,862,279
0.125% due 07/15/22 ^	38,221,491	37,464,514
0.125% due 01/15/23 ^	547,171	529,816
0.375% due 07/15/23 ^	11,095,531	10,981,547
0.625% due 07/15/21 ^	21,397,993	22,052,472
0.625% due 02/15/43 ^	22,858,731	19,176,327
1.125% due 01/15/21 ^	3,827,700	4,066,036
1.250% due 07/15/20 ^	1,732,023	1,868,150
1.375% due 07/15/18 ^	13,774,674	14,959,516
1.375% due 01/15/20 ^	2,649,871	2,866,623
1.375% due 02/15/44 ^	7,456,451	7,623,639
1.625% due 01/15/18 ^	814,994	885,383
1.750% due 01/15/28 ^	5,615,643	6,227,220
1.875% due 07/15/15 ^	216,441	227,077
1.875% due 07/15/19 ^	14,097,798	15,706,935
2.000% due 01/15/16 ^	223,898	237,743
2.000% due 01/15/26 ^	2,274,331	2,592,915
2.125% due 01/15/19 ^	13,355,676	14,929,135
2.125% due 02/15/40 ^	3,246,360	3,892,970
2.125% due 02/15/41 ^	4,977,020	5,987,006
2.375% due 01/15/17 ^	185,566	203,369
2.375% due 01/15/25 ^	31,007,842	36,552,912
2.375% due 01/15/27 ^	16,735,770	19,885,492
2.500% due 07/15/16 ^	671,721	733,278
2.500% due 01/15/29 ^	14,859,007	18,058,329
3.375% due 04/15/32 ^	5,890,030	8,147,796
3.625% due 04/15/28 ^	4,743,110	6,454,888
3.875% due 04/15/29 ^	12,249,705	17,307,498

		355,328,659

Total U.S. Treasury Obligations (Cost $364,970,117)		355,328,659

FOREIGN GOVERNMENT BONDS & NOTES - 16.2%
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 7,007,450	9,280,450
Sweden Inflation-Linked (Sweden) 0.334% due 04/01/14 ^	SEK 71,000,000	13,956,250
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.625% due 03/22/40 ^ ~	GBP 291,685	569,252
1.250% due 11/22/17 ^ ~	39,121,200	72,275,078
2.500% due 04/16/20 ^ ~	10,000,000	60,665,510

Total Foreign Government Bonds & Notes (Cost $150,795,759)		156,746,540

PURCHASED OPTIONS - 0.0% (See Note (d) in Notes to Schedule of Investments) (Cost $700,102)		476,744

SHORT-TERM INVESTMENTS - 46.6%
Certificates of Deposit - 2.2%
Bank of Montreal (Canada) 0.170% due 05/05/14	$4,750,000	4,750,000
Mizuho Bank Ltd (Japan) 0.220% due 05/07/14	4,500,000	4,500,000
Oversea-Chinese Banking (United Kingdom) 0.190% due 04/17/14	3,300,000	3,300,015

	Principal Amount	Value
Sumitomo Mitsui Bank (Japan) 0.210% due 05/14/14	$4,750,000	$4,750,000
The Toronto Dominion Bank (Canada) 0.200% due 07/28/14	4,000,000	4,000,528

		21,300,543

Commercial Paper - 17.3%
Abbott Laboratories 0.101% due 06/03/14	4,500,000	4,499,672
American Honda Finance Corp 0.091% due 05/22/14	4,750,000	4,749,394
ANZ New Zealand International Ltd (Australia) 0.152% due 04/11/14	4,750,000	4,749,802
Bank of Nova Scotia (Canada) 0.193% due 04/11/14	4,750,000	4,749,749
Bank of Tokyo-Mitsubishi UFJ Ltd 0.213% due 06/09/14	3,500,000	3,498,662
BMW U.S. Capital LLC 0.112% due 04/14/14	4,750,000	4,749,811
Caterpillar Financial Services Corp 0.101% due 04/15/14	4,500,000	4,499,825
Chevron Corp 0.081% due 05/20/14	4,750,000	4,749,483
Commonwealth Bank of Australia (Australia) 0.152% due 04/03/14	4,750,000	4,749,960
CPPIB Capital Inc (Canada) 0.142% due 05/06/14	4,750,000	4,749,353
DBS Bank Ltd (Singapore) 0.101% due 04/23/14	4,750,000	4,749,710
Export Development Canada (Canada) 0.142% due 05/27/14	4,500,000	4,499,020
General Electric Capital Corp 0.101% due 06/25/14	4,750,000	4,749,013
Google Inc 0.091% due 06/24/14	4,750,000	4,749,462
Honeywell International Inc 0.122% due 06/24/14	4,500,000	4,498,672
International Business Machines Corp 0.081% due 05/08/14	4,750,000	4,749,609
Johnson & Johnson 0.061% due 05/06/14	4,500,000	4,499,738
Kimberly-Clark Corp 0.071% due 04/08/14	4,750,000	4,749,935
Merck & Co Inc 0.071% due 04/25/14	4,750,000	4,749,778
National Australia Funding (Australia) 0.162% due 05/05/14	4,750,000	4,749,282
Nestle Capital Corp 0.101% due 04/03/14	4,750,000	4,749,974
PACCAR Financial Corp
0.101% due 04/11/14	1,400,000	1,399,961
0.101% due 04/22/14	3,000,000	2,999,825
PepsiCo Inc 0.051% due 04/14/14	4,750,000	4,749,914
Pfizer Inc 0.071% due 05/14/14	4,750,000	4,749,603
Praxair Inc 0.091% due 05/27/14	4,700,000	4,699,342
Province of Ontario (Canada) 0.112% due 05/05/14	4,750,000	4,749,507
Province of Quebec (Canada) 0.112% due 05/12/14	4,750,000	4,749,405
Queensland Treasury (Australia) 0.142% due 05/30/14	4,750,000	4,748,910
Siemens Capital Co LLC (Germany) 0.101% due 06/05/14	4,500,000	4,498,795
The Coca-Cola Co 0.173% due 07/09/14	4,500,000	4,498,912

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
The Walt Disney Co
0.071% due 05/23/14	$3,375,000	$3,374,659
0.071% due 06/20/14	1,300,000	1,299,775
Toyota Motor Credit Corp (Japan) 0.172% due 04/03/14	4,750,000	4,749,955
Unilever Capital Corp (Netherland) 0.071% due 04/28/14	4,750,000	4,749,751
United Overseas Bank Ltd (Singapore) 0.183% due 06/17/14	4,750,000	4,748,374
Wal-Mart Stores Inc 0.091% due 04/28/14	4,750,000	4,749,679
Westpac Banking Corp (Australia) 0.142% due 07/01/14	4,750,000	4,748,054

		167,504,325

U.S. Government Agency Issues - 21.4%
Fannie Mae
0.046% due 06/25/14	35,962,000	35,960,310
0.051% due 04/16/14	10,000,000	9,999,792
0.051% due 05/28/14	10,000,000	9,999,208
0.081% due 04/23/14	10,000,000	9,999,511
0.081% due 07/16/14	9,650,000	9,649,151
Federal Home Loan Bank
0.046% due 05/30/14	20,000,000	19,998,525
0.063% due 04/25/14	11,000,000	10,999,545
0.066% due 05/02/14	11,200,000	11,199,373

	Principal Amount	Value
0.066% due 05/07/14	$12,750,000	$12,749,171
0.071% due 05/01/14	3,000,000	2,999,825
0.076% due 06/06/14	13,600,000	13,599,497
Freddie Mac
0.041% due 05/07/14	25,000,000	24,999,000
0.101% due 04/09/14	25,000,000	24,999,445
0.112% due 04/14/14	10,250,000	10,249,593

		207,401,946

Repurchase Agreement - 5.7%
Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $54,966,626; collateralized by U.S. Treasury Notes: 0.750% due 10/31/17 and value $56,067,449)	54,966,626	54,966,626

Total Short-Term Investments (Cost $451,166,396)		451,173,440

TOTAL INVESTMENTS - 99.5% (Cost $967,632,374)		963,725,383

OTHER ASSETS & LIABILITIES, NET - 0.5%		5,025,815

NET ASSETS - 100.0%		$968,751,198

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (06/14)	129	($90,138)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (06/14)	245	102,548
U.S. Treasury 30-Year Bonds (06/14)	74	(39,553)

		62,995

Total Futures Contracts		($27,143)

(c)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
SEK	71,000,000	USD	10,935,922	05/14	CSF	$26,632
USD	7,158,966	CAD	7,919,070	05/14	JPM	2,822
USD	129,383,321	GBP	78,916,329	05/14	UBS	(2,140,449)
USD	13,149,075	SEK	85,340,781	05/14	CSF	(27,728)

Total Forward Foreign Currency Contracts						($2,138,723)

(d)	Purchased options outstanding as of March 31, 2014 were as follows:

Options on Futures Contracts

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - 10-Year U.S. Treasury Notes Futures (06/14)	$122.00	05/23/14	CME	767	$362,071	$299,609
Put - 3-Month GBP LIBOR Futures (12/14)	99.00	12/17/14	CME	2,000	338,031	177,135

Total Purchased Options					$700,102	$476,744

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(e)	Transactions in written options for the three-month period ended March 31, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	510	$62,093
Call Options Written	441	135,676
Put Options Written	2,539	649,452
Call Options Exercised	(250)	(61,688)
Call Options Closed	(191)	(73,989)
Put Options Closed	(2,464)	(605,461)

Outstanding, March 31, 2014	585	$106,083

(f)	Premiums received and value of written options outstanding as of March 31, 2014 were as follows:

Options on Futures Contracts

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - 30-Year U.S. Treasury Notes Futures (05/14)	$132.00	04/25/14	CME	73	$23,716	($43,344)
Put - 10-Year U.S. Treasury Notes Futures (06/14)	120.00	05/23/14	CME	512	82,367	(56,000)

Total Written Options					$106,083	($99,344)

(g)	Swap agreements outstanding as of March 31, 2014 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Interest from Barclays U.S. Inflation-Linked Bonds	1-Month USD-LIBOR + 18bps	BRC	07/17/14	$376,432,841	($2,674,932)	$-	($2,674,932)

Total Swap Agreements					($2,674,932)	$-	($2,674,932)

(h)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$355,328,659	$-	$355,328,659	$-
	Foreign Government Bonds & Notes	156,746,540	-	156,746,540	-
	Short-Term Investments	451,173,440	-	451,173,440	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	29,454	-	29,454	-
	Interest Rate Contracts
	Futures	102,548	102,548	-	-
	Purchased Options	476,744	476,744	-	-

	Total Interest Rate Contracts	579,292	579,292	-	-

	Total Assets - Derivatives	608,746	579,292	29,454	-

	Total Assets	963,857,385	579,292	963,278,093	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,168,177)	-	(2,168,177)	-
	Interest Rate Contracts
	Futures	(129,691)	(129,691)	-	-
	Written Options	(99,344)	(99,344)	-	-
	Swaps	(2,674,932)	-	(2,674,932)	-

	Total Interest Rate Contracts	(2,903,967)	(229,035)	(2,674,932)	-

	Total Liabilities - Derivatives	(5,072,144)	(229,035)	(4,843,109)	-

	Total Liabilities	(5,072,144)	(229,035)	(4,843,109)	-

	Total	$958,785,241	$350,257	$958,434,984	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Ally Financial Inc ~	1,500	$1,489,031

Total Preferred Stocks (Cost $1,421,250)		1,489,031

CONVERTIBLE PREFERRED STOCKS - 0.5%

Financials - 0.5%

Wells Fargo & Co 7.500%	18,000	21,114,000

Total Convertible Preferred Stocks (Cost $12,819,418)		21,114,000

	Principal Amount

CORPORATE BONDS & NOTES - 13.0%

Consumer Discretionary - 0.3%

Corp GEO SAB de CV (Mexico) 9.250% due 06/30/20 Y ~	$2,600,000	357,500
DISH DBS Corp 6.625% due 10/01/14	1,900,000	1,952,250
General Motors Co-Escrow Receipts 8.375% due 07/05/33 Y +	EUR 7,400,000	-
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	11,246,300

		13,556,050

Consumer Staples - 0.2%

Reynolds American Inc 6.750% due 06/15/17	7,100,000	8,193,017

Energy - 1.2%

Cameron International Corp 1.166% due 06/02/14 §	6,100,000	6,108,747
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,552,323
NGPL PipeCo LLC 7.119% due 12/15/17 ~	7,600,000	7,505,000
Novatek OAO (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,070,000
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	3,960,000	4,128,300
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	4,100,000	4,167,342
5.875% due 03/01/18	11,600,000	12,435,652
7.875% due 03/15/19	2,100,000	2,406,325
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	3,104,010
Rosneft Finance SA (Luxembourg)
7.500% due 07/18/16 ~	400,000	435,000
7.875% due 03/13/18 ~	3,200,000	3,592,000
Transocean Inc (Cayman) 4.950% due 11/15/15	6,400,000	6,797,818

		55,302,517

	Principal Amount	Value
Financials - 10.1%

Abbey National Treasury Services PLC (United Kingdom) 1.819% due 04/25/14 §	$9,000,000	$9,009,261
Ally Financial Inc
3.635% due 06/20/14 §	9,500,000	9,580,750
5.500% due 02/15/17	9,200,000	10,028,000
7.500% due 09/15/20	2,700,000	3,219,750
American Express Centurion Bank 6.000% due 09/13/17	20,500,000	23,571,556
American International Group Inc
5.050% due 10/01/15	7,200,000	7,657,445
5.450% due 05/18/17	4,400,000	4,914,483
5.600% due 10/18/16	6,820,000	7,558,333
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	1,500,000	1,548,750
Banco Santander Brasil SA (Brazil)
4.250% due 01/14/16 ~	8,400,000	8,746,500
4.500% due 04/06/15 ~	1,000,000	1,035,000
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	8,900,000	8,755,375
Bank of America Corp
0.566% due 08/15/16 §	2,800,000	2,767,783
4.500% due 04/01/15	5,900,000	6,122,855
5.000% due 01/15/15	10,700,000	11,071,418
6.500% due 08/01/16	10,700,000	11,992,185
6.875% due 04/25/18	10,100,000	11,924,636
Bank of America NA 0.533% due 06/15/17 §	9,600,000	9,451,344
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,831,464
Bank of India (India)
4.750% due 09/30/15 ~	2,700,000	2,809,256
6.250% due 02/16/21 ~	4,100,000	4,421,387
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	3,600,000	3,707,312
Bank of Nova Scotia (Canada)
1.650% due 10/29/15 ~	3,200,000	3,259,898
1.950% due 01/30/17 ~	600,000	615,359
Banque PSA Finance SA (France) 2.143% due 04/04/14 § ~	9,300,000	9,311,625
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	400,000	405,266
10.179% due 06/12/21 ~	19,400,000	26,108,617
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,303,500
CIT Group Inc 5.250% due 04/01/14 ~	12,600,000	12,600,000
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,213,468
Citigroup Inc
0.505% due 06/09/16 §	10,900,000	10,772,895
0.516% due 11/05/14 §	1,000,000	1,000,416
1.250% due 01/15/16	3,100,000	3,112,496
5.000% due 09/15/14	6,600,000	6,728,687
5.500% due 10/15/14	7,530,000	7,729,635
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,329,400
Dexia Credit Local SA (France) 2.750% due 04/29/14 ~	5,200,000	5,207,228
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,047,588
Export-Import Bank of Korea (South Korea) 4.000% due 01/29/21	1,800,000	1,901,914
Ford Motor Credit Co LLC
2.750% due 05/15/15	5,800,000	5,920,153
3.984% due 06/15/16	700,000	742,160
7.000% due 04/15/15	500,000	532,025
8.000% due 12/15/16	500,000	586,012
8.700% due 10/01/14	700,000	728,585
12.000% due 05/15/15	3,300,000	3,706,154

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
General Electric Capital Corp 3.800% due 06/18/19 ~	$12,300,000	$13,045,122
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15 ~	EUR 13,000,000	18,986,088
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	$26,700,000	28,251,270
JPMorgan Chase & Co
3.150% due 07/05/16	4,100,000	4,293,155
3.700% due 01/20/15	4,400,000	4,511,791
LBG Capital PLC (United Kingdom) 15.000% due 12/21/19	GBP 10,800,000	26,251,613
Lloyds Bank PLC (United Kingdom) 12.000% § ± ~	$5,300,000	7,265,834
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	619,233
Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	3,000,000	3,270,000
Sberbank of Russia (Luxembourg) 5.400% due 03/24/17 ~	900,000	937,125
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,512,500
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,390,441
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	1,800,000	1,980,344
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	19,871,040
7.250% due 02/01/18	10,900,000	12,989,323
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,288,871
Vesey Street Investment Trust I 4.404% due 09/01/16	4,300,000	4,614,588
Wachovia Bank NA 0.618% due 11/03/14 §	16,758,000	16,783,388

		460,449,650

Industrials - 0.2%
International Lease Finance Corp 5.750% due 05/15/16	1,500,000	1,617,195
Masco Corp 6.125% due 10/03/16	8,200,000	9,040,500
UAL Equipment Trust AB 10.850% due 02/19/15 Y	440,310	221,806
UAL Pass-Through Trust ‘A’
9.350% due 04/07/16 Y	44,643	11,775
9.560% due 10/19/18 Y	687,465	218,270

		11,109,546

Materials - 0.3%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	4,015,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	2,900,000	3,045,000
Glencore Canada Corp (Canada) 5.375% due 06/01/15	60,000	62,921
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,618,065
Rohm & Haas Co 6.000% due 09/15/17	2,868,000	3,263,116

		13,004,102

Telecommunication Services - 0.3%

BellSouth Corp 5.200% due 09/15/14	9,100,000	9,296,214
Ooredoo International Finance Ltd (Bermuda) 3.375% due 10/14/16 ~	300,000	315,702
Qwest Corp 6.875% due 09/15/33	1,386,000	1,373,724

	Principal Amount	Value
Verizon Communications Inc
2.500% due 09/15/16	$1,000,000	$1,036,184
4.500% due 09/15/20	1,100,000	1,196,771

		13,218,595

Utilities - 0.4%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,486,500
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	910,818
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,163,300
TECO Finance Inc 6.750% due 05/01/15	5,600,000	5,963,658
Tokyo Electric Power Co Inc (Japan)
1.500% due 05/30/14	JPY 8,000,000	77,313
1.850% due 07/28/14	36,000,000	348,145

		17,949,734

Total Corporate Bonds & Notes (Cost $561,327,104)		592,783,211

MORTGAGE-BACKED SECURITIES - 31.6%

Collateralized Mortgage Obligations - Commercial - 5.8%

Banc of America Commercial Mortgage Trust
5.451% due 01/15/49 "	$290,000	312,829
5.617% due 07/10/46 " §	15,032,134	16,461,502
Bcrr Trust 5.858% due 07/17/40 " § ~	16,226,198	17,298,028
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	877,040	952,892
5.700% due 06/11/50 "	5,700,000	6,405,250
5.896% due 06/11/40 " §	21,170,776	23,788,850
Capmark Mortgage Securities Inc (IO) 1.059% due 05/15/35 " §	463,217	14,217
Commercial Mortgage Trust
4.799% due 08/10/42 " §	200,000	203,415
5.303% due 01/15/46 " §	21,369,652	22,709,764
5.444% due 03/10/39 "	6,200,000	6,801,047
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/39 "	2,467,987	2,658,330
5.467% due 09/15/39 "	32,786,961	35,575,574
Credit Suisse Mortgage Capital Certificates 0.385% due 10/15/21 " § ~	22,541,862	22,391,643
JPMorgan Chase Commercial Mortgage Securities Trust 5.698% due 02/12/49 " §	5,660,000	6,281,601
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,207,894	1,366,593
Merrill Lynch Floating Trust 0.692% due 07/09/21 " § ~	7,978,137	7,969,928
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	6,263,250
Morgan Stanley Capital I Trust
5.319% due 12/15/43 "	23,298,427	25,467,336
5.731% due 07/12/44 " §	5,455,461	5,926,074
Morgan Stanley Re-REMIC Trust 5.819% due 08/12/45 " § ~	612,981	679,713
Silenus European Loan Conduit Ltd (Ireland) 0.438% due 05/15/19 " § ~	EUR 189,904	258,351
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/20 " § ~	$4,015,278	3,980,206
5.342% due 12/15/43 "	16,200,000	17,766,483
5.557% due 03/15/45 " §	29,050,982	31,334,113

		262,866,989

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 5.0%
Adjustable Rate Mortgage Trust 2.780% due 09/25/35 " §	$2,205,785	$1,994,129
Alternative Loan Trust 0.434% due 02/25/37 " §	296,745	233,027
Alternative Loan Trust (IO) 4.846% due 05/25/35 " §	7,434,610	1,003,669
Arran Residential Mortgages Funding PLC (United Kingdom) 1.688% due 05/16/47 " § ~	EUR 6,232,986	8,696,799
Banc of America Funding Trust
0.368% due 08/25/47 " § ~	$16,454,824	11,430,176
2.623% due 05/25/35 " §	4,088,251	4,214,621
2.683% due 02/20/36 " §	3,520,036	3,524,546
2.807% due 01/20/47 " § Y	400,301	312,816
BCAP LLC Trust
0.324% due 01/25/37 " § Y	2,760,835	2,070,670
5.190% due 03/26/37 " § ~	889,150	838,737
5.250% due 02/26/36 " ~	4,442,574	4,133,068
5.250% due 08/26/37 " ~	9,785,931	10,192,537
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/35 " §	34,768	35,429
2.250% due 08/25/35 " §	1,220,901	1,243,178
2.430% due 10/25/35 " §	1,013,679	998,346
2.504% due 04/25/33 " §	14,323	14,631
2.557% due 01/25/35 " §	636,597	626,821
2.560% due 03/25/35 " §	4,729,592	4,808,408
2.579% due 08/25/33 " §	4,356,339	4,468,663
2.761% due 02/25/34 " §	614,282	604,366
Bear Stearns ALT-A Trust
0.994% due 11/25/34 " §	835,345	817,049
2.327% due 01/25/36 " § Y	3,667,917	2,816,183
2.601% due 11/25/36 " §	4,839,622	3,406,543
2.674% due 05/25/35 " §	4,015,480	3,859,284
2.676% due 09/25/35 " §	6,431,010	5,710,615
Bear Stearns Structured Products Inc Trust
1.885% due 01/26/36 " §	2,217,270	1,790,903
2.874% due 12/26/46 " §	1,504,461	1,134,623
Citigroup Mortgage Loan Trust Inc
2.290% due 09/25/35 " §	1,396,028	1,386,117
2.500% due 10/25/35 " §	166,547	162,707
2.605% due 08/25/35 " §	1,583,052	1,077,601
Countrywide Home Loan Mortgage Pass-Through Trust
0.474% due 03/25/35 " §	2,028,727	1,803,460
2.417% due 02/20/36 " §	2,144,045	2,046,485
2.594% due 05/20/34 " §	2,497,549	2,394,279
2.854% due 08/25/34 " §	359,041	323,472
Credit Suisse First Boston Mortgage Securities Corp 0.804% due 03/25/32 " § ~	325,917	308,764
Downey Savings & Loan Association Mortgage Loan Trust 2.630% due 07/19/44 " §	1,469,562	1,486,363
Fannie Mae
0.214% due 07/25/37 " §	523,929	503,768
0.556% due 04/18/28 " §	160,529	161,792
0.606% due 10/18/30 " §	1,123	1,135
0.654% due 03/25/17 " §	20,851	20,958
0.754% due 05/25/40 " §	4,902,637	4,951,697
5.000% due 03/25/21 "	46,971	49,148
6.394% due 10/25/42 " §	1,464,142	1,631,480
Fannie Mae (IO) 6.546% due 10/25/35 " §	10,847	2,027

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/34 " §	$7,896,117	$7,757,587
2.236% due 09/25/35 " §	174,152	153,682
2.279% due 03/25/35 " §	1,688,327	1,363,672
6.000% due 01/25/35 "	127,166	130,040
First Horizon Mortgage Pass-Through Trust 2.613% due 08/25/35 " §	347,679	330,539
Freddie Mac
0.505% due 12/15/29 " §	24,634	24,686
3.500% due 07/15/32 "	62,523	64,647
7.000% due 09/15/21 "	35,279	39,275
7.500% due 01/15/23 - 09/20/26 "	1,070,295	1,223,478
Freddie Mac Structured Pass-Through Securities
1.332% due 10/25/44 " §	2,425,994	2,448,234
1.532% due 07/25/44 " §	12,517,593	12,681,467
Government National Mortgage Association 7.000% due 02/16/29 "	121,835	130,970
GreenPoint Mortgage Funding Trust 0.424% due 11/25/45 " §	77,168	60,424
Greenpoint Mortgage Pass-Through Certificates 2.795% due 10/25/33 " §	928,492	934,057
GSR Mortgage Loan Trust 2.651% due 09/25/35 " §	147,050	148,868
HarborView Mortgage Loan Trust
0.896% due 02/19/34 " §	25,495	25,079
2.732% due 07/19/35 " §	1,328,105	1,169,784
Holmes Master Issuer PLC (United Kingdom) 1.678% due 10/15/54 " § ~	EUR 2,219,157	3,067,110
Impac CMB Trust 0.694% due 05/25/35 " §	$172,559	154,412
Impac Secured Assets Trust 0.324% due 01/25/37 " §	2,554,856	2,088,893
IndyMac ARM Trust 1.751% due 01/25/32 " §	40,435	39,032
IndyMac INDEX Mortgage Loan Trust 2.518% due 12/25/34 " §	219,668	205,804
JPMorgan Mortgage Trust
3.319% due 02/25/35 " §	369,801	382,723
5.750% due 01/25/36 " Y	238,143	223,216
Lehman Mortgage Trust 5.750% due 02/25/37 " Y	17,661,015	13,943,354
MASTR Adjustable Rate Mortgages Trust 2.641% due 04/21/34 " §	89,996	91,891
MASTR Alternative Loan Trust 0.554% due 03/25/36 " § Y	883,662	250,940
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	42,974	44,869
Merrill Lynch Mortgage Investors Trust
0.364% due 02/25/36 " §	1,040,434	951,067
0.404% due 11/25/35 " §	158,283	149,671
1.154% due 10/25/35 " §	415,536	394,937
2.146% due 12/25/34 " §	433,875	451,628
2.380% due 10/25/35 " §	1,262,404	1,285,237
2.457% due 06/25/35 " §	159,207	156,514
PHH Alternative Mortgage Trust 0.314% due 02/25/37 " §	29,147,211	23,585,602
Provident Funding Mortgage Loan Trust 2.513% due 04/25/34 " §	9,904	10,013
Reperforming Loan REMIC Trust 0.494% due 06/25/35 " § ~	5,603,920	5,062,704
Residential Accredit Loans Inc Trust
0.334% due 06/25/46 " §	2,224,495	1,000,114
0.364% due 04/25/46 " §	223,181	111,012
5.750% due 01/25/33 "	40,031	40,799
6.000% due 06/25/36 " Y	7,676,026	6,217,189

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Residential Asset Securitization Trust 0.554% due 01/25/46 " § Y	$1,922,577	$1,065,140
Residential Asset Securitization Trust (IO) 4.796% due 11/25/35 " §	5,871,077	807,276
Residential Funding Mortgage Securities I Trust 3.068% due 09/25/35 " § Y	1,254,577	1,043,113
Sequoia Mortgage Trust 0.507% due 07/20/33 " §	1,367,391	1,372,345
Structured Adjustable Rate Mortgage Loan Trust
2.468% due 01/25/35 " §	1,019,829	952,685
2.508% due 08/25/35 " §	284,974	265,802
Structured Asset Mortgage Investments II Trust
0.364% due 05/25/46 " §	1,693,765	1,241,338
0.374% due 05/25/36 " §	1,365,841	1,028,641
0.384% due 05/25/45 " §	430,137	384,494
0.406% due 07/19/35 " §	1,333,428	1,292,991
0.434% due 02/25/36 " §	1,715,569	1,351,218
0.736% due 07/19/34 " §	46,636	46,226
0.816% due 09/19/32 " §	142,011	138,283
0.996% due 10/19/33 " §	5,705	5,298
Suntrust Alternative Loan Trust (IO) 4.946% due 12/25/35 " §	17,115,541	2,317,607
WaMu Mortgage Pass-Through Certificates Trust
0.424% due 12/25/45 " §	110,300	103,888
0.444% due 10/25/45 " §	116,224	107,705
0.464% due 01/25/45 " §	1,423,623	1,381,337
0.474% due 01/25/45 " §	80,811	76,565
1.533% due 08/25/42 " §	75,372	71,682
2.034% due 02/27/34 " §	1,185,462	1,178,034
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.696% due 11/25/35 " §	28,793,695	3,472,966
4.796% due 11/25/35 " §	8,438,475	1,135,021
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
2.066% due 02/25/33 " §	6,010	6,007
2.225% due 02/25/33 " §	75,318	75,664
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/35 " §	81,670	82,634
2.613% due 03/25/36 " §	304,804	302,540
2.614% due 03/25/36 " §	11,380,189	11,489,098
2.615% due 12/25/34 " §	870,316	891,999
2.615% due 01/25/35 " §	1,353,295	1,361,572
2.624% due 04/25/36 " § Y	2,458,006	2,391,431
2.640% due 10/25/33 " §	189,338	193,318
5.568% due 04/25/36 " §	1,028,191	350,383

		225,870,611

Fannie Mae - 18.4%
1.332% due 08/01/42 - 10/01/44 " §	1,995,689	2,046,472
1.752% due 09/01/35 " §	530,564	563,007
1.787% due 07/01/33 " §	31,829	34,044
1.820% due 02/01/33 " §	593,873	618,173
1.925% due 09/01/33 " §	74,350	77,836
1.977% due 12/01/34 " §	2,718,439	2,857,810
1.997% due 08/01/36 " §	1,036,457	1,103,850
2.050% due 02/01/33 " §	13,656	14,470
2.095% due 07/01/35 " §	3,084,898	3,273,579
2.110% due 03/01/34 " §	28,197	30,193
2.138% due 11/01/34 " §	24,199	25,555
2.150% due 01/01/34 " §	20,647	21,659
2.162% due 07/01/33 " §	54,036	56,967
2.195% due 01/01/25 - 08/01/35 " §	912,513	960,974
2.213% due 03/01/33 " §	624,909	652,390
2.220% due 04/01/27 " §	13,058	13,177

	Principal Amount	Value
2.239% due 01/01/23 " §	$97,965	$103,720
2.259% due 04/01/35 " §	1,212,563	1,278,241
2.269% due 12/01/22 " §	25,427	27,072
2.310% due 08/01/22 "	1,200,000	1,153,843
2.313% due 03/01/33 " §	26,807	28,440
2.325% due 11/01/23 " §	81	82
2.485% due 11/01/34 " §	7,145,788	7,625,127
2.625% due 06/01/34 " §	17,068	18,293
2.870% due 09/01/27 "	4,800,000	4,439,371
3.000% due 04/01/29 "	13,000,000	13,357,500
3.312% due 05/01/36 " §	67,565	70,766
3.330% due 11/01/21 "	384,118	398,097
3.500% due 04/01/29 "	26,000,000	27,259,375
3.511% due 05/01/36 " §	60,770	64,516
3.604% due 05/01/36 " §	2,075,538	2,200,978
4.000% due 01/01/15 - 04/01/44 "	130,142,174	135,842,086
4.500% due 03/01/18 - 05/01/44 "	230,764,415	246,592,263
4.532% due 09/01/34 " §	704,107	751,209
4.701% due 04/01/34 " §	167,586	177,333
4.992% due 09/01/35 " §	312,992	336,545
5.000% due 01/01/23 - 12/01/99 "	184,095,476	200,869,123
5.127% due 12/01/34 " §	12,111	12,984
5.256% due 08/01/34 " §	10,896	11,694
5.343% due 01/01/36 " §	284,047	306,611
5.500% due 08/01/18 - 12/01/99 "	73,127,313	80,313,317
6.000% due 04/01/16 - 05/01/44 "	89,516,028	99,880,669
6.500% due 12/01/14 - 09/01/37 "	2,639,438	2,918,488
7.500% due 01/01/33 "	49,330	58,348
8.000% due 05/01/30 - 08/01/30 "	13,093	13,861
8.500% due 07/01/32 "	4,580	5,283

		838,465,391

Federal Housing Authority - 0.0%
6.896% due 07/01/20 "	148,382	144,071
7.430% due 10/01/20 - 11/01/22 "	60,519	59,138

		203,209

Freddie Mac - 1.9%
2.015% due 09/01/35 " §	646,349	680,275
2.262% due 01/01/28 " §	10,244	10,884
2.362% due 05/01/23 " §	4,551	4,643
2.374% due 03/01/32 - 03/01/32 " §	328,050	348,532
2.375% due 05/01/32 - 07/01/32 " §	38,306	38,880
3.839% due 06/01/17 " §	1,079	1,080
4.000% due 11/01/40 - 05/01/44 "	8,748,385	9,093,568
4.500% due 04/01/41 - 05/01/44 "	52,560,144	55,895,250
5.500% due 03/01/23 - 05/01/40 "	18,266,886	20,161,533
6.000% due 03/03/18 - 10/01/22 "	810,092	899,397
6.500% due 07/01/15 - 05/01/17 "	321,418	335,645
7.000% due 10/01/37 "	156,058	171,754

		87,641,441

Government National Mortgage Association - 0.5%
1.625% due 05/20/22 - 03/20/33 " §	4,951,232	5,154,656
2.000% due 10/20/24 - 09/20/30 " §	130,651	136,530
2.125% due 09/20/22 - 03/20/29 " §	119,880	125,318
2.500% due 11/20/24 - 02/20/25 " §	156,051	163,600
3.000% due 08/20/20 " §	61,064	63,137
5.000% due 05/15/33 - 11/15/41 "	15,867,118	17,395,761
6.000% due 06/15/38 - 03/15/39 "	89,849	100,797
6.500% due 11/15/38 "	29,698	33,579
7.500% due 02/15/31 - 12/15/31 "	60,013	70,433
8.000% due 12/15/29 - 08/15/32 "	491,243	562,866
8.500% due 09/15/16 - 12/15/30 "	532,749	569,489
9.000% due 02/15/17 - 04/15/20 "	10,286	11,448
10.000% due 05/15/19 - 02/15/25 "	7,380	8,397

		24,396,011

Total Mortgage-Backed Securities (Cost $1,412,951,379)		1,439,443,652

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.7%

Access Group Inc 1.539% due 10/27/25 " §	$15,467,623	$15,619,878
ACE Securities Corp Home Equity Loan Trust 0.484% due 11/25/35 " §	6,289,869	6,130,606
Citibank Omni Master Trust 2.905% due 08/15/18 " § ~	15,500,000	15,652,032
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	73,863	75,277
EFS Volunteer No 2 LLC 1.036% due 07/26/27 " § ~	6,215,672	6,277,024
GE-WMC Mortgage Securities Trust 0.194% due 08/25/36 " §	2,087	954
Hillmark Funding CDO (Cayman) 0.484% due 05/21/21 " § ~	17,988,587	17,547,287
Imc Home Equity Loan Trust 6.840% due 08/20/29 "	7,869	7,809
Long Beach Mortgage Loan Trust 0.714% due 10/25/34 " §	17,007	15,523
Mid-State Trust 7.340% due 07/01/35 "	1,148,210	1,244,771
Mid-State Trust IV 8.330% due 04/01/30 "	1,326,243	1,363,063
Mid-State Trust VIII 7.791% due 03/15/38 "	512,843	537,005
Morgan Stanley ABS Capital I Inc Trust
0.334% due 03/25/37 " §	4,019,129	2,117,912
0.404% due 03/25/37 " §	6,729,705	3,579,671
Penta SA CLO (Luxembourg) 0.551% due 06/04/24 " § ~	EUR 1,742,953	2,358,612
RASC Trust 0.564% due 01/25/36 " §	$3,500,000	2,987,495
Renaissance Home Equity Loan Trust 1.034% due 08/25/33 " §	389,658	368,118
SLM Student Loan Trust 0.689% due 01/25/17 " §	1,074,533	1,075,831
Structured Asset Securities Corp Mortgage Pass-Through Certificates 0.734% due 01/25/33 " §	21,340	19,692
United States Small Business Administration 4.754% due 08/10/14 "	359,455	363,177

Total Asset-Backed Securities (Cost $76,038,512)		77,341,737

U.S. GOVERNMENT AGENCY ISSUES - 4.6%

Fannie Mae
0.875% due 08/28/17	9,900,000	9,815,494
0.875% due 02/08/18	7,600,000	7,447,612
0.875% due 05/21/18	1,400,000	1,363,753
1.125% due 04/27/17	12,900,000	12,975,323
1.250% due 01/30/17	5,400,000	5,464,082
1.875% due 09/18/18	600,000	606,703
5.000% due 02/13/17	1,500,000	1,675,333
5.000% due 05/11/17	3,700,000	4,151,293
5.375% due 06/12/17	5,300,000	6,007,354
Freddie Mac
0.875% due 03/07/18	1,700,000	1,667,103
1.000% due 03/08/17	37,200,000	37,323,913
1.000% due 06/29/17	15,300,000	15,259,241
1.000% due 07/28/17	51,300,000	51,120,245
1.000% due 09/29/17	18,000,000	17,873,910
1.250% due 05/12/17	5,600,000	5,648,586
1.250% due 08/01/19	12,800,000	12,332,685
1.250% due 10/02/19	12,400,000	11,896,349
2.375% due 01/13/22	1,600,000	1,570,483

	Principal Amount	Value
3.750% due 03/27/19	$3,700,000	$4,041,617
5.500% due 08/23/17	600,000	686,504
Small Business Administration Participation Certificates 6.120% due 09/01/21	433,894	473,085

Total U.S. Government Agency Issues (Cost $210,502,515)		209,400,668

U.S. TREASURY OBLIGATIONS - 38.6%

U.S. Treasury Inflation Protected Securities - 9.4%

0.125% due 01/15/22 ^	90,626,549	88,863,591
0.125% due 07/15/22 ^	34,580,380	33,895,516
0.625% due 07/15/21 ^	9,547,116	9,839,124
1.125% due 01/15/21 ^	28,547,373	30,324,904
1.250% due 07/15/20 ^	1,072,460	1,156,749
1.750% due 01/15/28 ^	38,628,478	42,835,351
2.000% due 01/15/26 ^	27,221,271	31,034,372
2.375% due 01/15/25 ^	92,564,426	109,117,537
2.375% due 01/15/27 ^	9,162,341	10,886,721
2.500% due 01/15/29 ^	24,946,573	30,317,870
3.625% due 04/15/28 ^	20,100,373	27,354,557
3.875% due 04/15/29 ^	7,825,015	11,055,893

		426,682,185

U.S. Treasury Notes - 29.2%

0.500% due 07/31/17	15,000,000	14,716,410
0.625% due 10/15/16	19,300,000	19,272,111
0.625% due 11/15/16	24,700,000	24,635,360
0.625% due 12/15/16	194,100,000	193,394,835
0.625% due 02/15/17	102,200,000	101,565,236
0.625% due 05/31/17	10,600,000	10,479,923
0.625% due 08/31/17	7,100,000	6,981,572
0.750% due 01/15/17	216,000,000	215,730,000
0.750% due 03/15/17 ‡	136,200,000	135,715,809
0.750% due 12/31/17 ‡	8,700,000	8,533,134
0.750% due 03/31/18	39,600,000	38,633,206
0.875% due 09/15/16	7,700,000	7,744,213
0.875% due 01/31/17	29,300,000	29,343,481
0.875% due 02/28/17	31,100,000	31,112,160
0.875% due 04/30/17	23,900,000	23,852,391
1.000% due 03/31/17	11,500,000	11,531,889
1.250% due 11/30/18 ‡	57,300,000	56,319,654
1.500% due 07/31/16 ‡	5,600,000	5,719,874
1.500% due 08/31/18 ‡	141,200,000	140,973,798
1.500% due 01/31/19	56,800,000	56,322,994
1.500% due 02/28/19	77,400,000	76,656,263
1.625% due 03/31/19	117,400,000	116,845,050
3.000% due 02/28/17	1,300,000	1,379,980
3.125% due 01/31/17	700,000	745,282
3.250% due 03/31/17	3,700,000	3,958,423

		1,332,163,048

Total U.S. Treasury Obligations (Cost $1,775,458,203)		1,758,845,233

FOREIGN GOVERNMENT BONDS & NOTES - 10.6%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 400,000	572,176
Brazil Letras do Tesouro Nacional (Brazil) 12.507% due 01/01/17	BRL 9,000,000	2,868,779
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,457,857
Italy Buoni Poliennali Del Tesoro (Italy)
2.250% due 05/15/16	EUR 10,100,000	14,316,661
2.750% due 12/01/15	23,900,000	34,054,522
3.000% due 04/15/15	800,000	1,128,878

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
3.000% due 06/15/15	EUR 12,700,000	$17,993,460
3.000% due 11/01/15	23,300,000	33,253,170
3.750% due 08/01/15	15,800,000	22,645,722
3.750% due 04/15/16	3,200,000	4,677,175
3.750% due 08/01/16	28,100,000	41,216,694
4.500% due 07/15/15	28,000,000	40,466,637
4.750% due 09/15/16	200,000	300,541
Italy Certificati di Credito del Tesoro (Italy)
0.855% due 12/31/14	300,000	407,655
1.762% due 06/30/15	11,400,000	15,576,108
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	13,002,072
Mexican Bonos (Mexico) 10.000% due 12/05/24	MXN 210,000,000	20,856,842
Province of Ontario (Canada)
1.000% due 07/22/16	$2,500,000	2,514,680
1.600% due 09/21/16	4,400,000	4,482,557
1.650% due 09/27/19	17,200,000	16,695,576
3.000% due 07/16/18	2,500,000	2,629,415
3.150% due 06/02/22	CAD 20,800,000	19,049,827
4.000% due 06/02/21	16,300,000	15,928,587
4.200% due 03/08/18	1,000,000	985,681
4.200% due 06/02/20	10,800,000	10,714,518
4.300% due 03/08/17	800,000	781,511
4.400% due 06/02/19	9,400,000	9,398,895
4.400% due 04/14/20	$2,400,000	2,655,262
5.500% due 06/02/18	CAD 3,800,000	3,926,048
Province of Quebec (Canada)
2.750% due 08/25/21	$3,600,000	3,540,920
3.500% due 07/29/20	2,400,000	2,527,109
3.500% due 12/01/22	CAD 5,100,000	4,741,132
4.250% due 12/01/21	10,900,000	10,748,849
Spain Government (Spain)
3.000% due 04/30/15	EUR 12,000,000	16,958,877
3.150% due 01/31/16	5,300,000	7,627,659
3.300% due 07/30/16	18,500,000	26,899,438
3.750% due 10/31/15	16,200,000	23,394,763
4.000% due 07/30/15	20,400,000	29,349,061
Xunta de Galicia (Spain) 6.131% due 04/03/18	300,000	479,228

Total Foreign Government Bonds & Notes (Cost $480,770,990)		480,824,542

MUNICIPAL BONDS - 3.8%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	6,598,470
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	5,400,000	4,364,226
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	1,971,745
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	5,863,391
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,521,416
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	2,101,191
6.899% due 12/01/40	6,800,000	8,048,004
City of Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	1,600,000	1,815,296
County of Clark Airport System Revenue NV ‘C’ 6.820% due 07/01/45	3,300,000	4,348,311
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,332,540
5.750% due 06/01/47	3,000,000	2,428,020

	Principal Amount	Value
Illinois Municipal Electric Agency 6.832% due 02/01/35	$300,000	$330,294
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	25,689,600
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,737,816
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	435,848
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,768,016
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,302,900
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,306,787
Salt River Project Agricultural Improvement & Power District AZ ‘A’ 5.000% due 01/01/38	5,200,000	5,567,432
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	41,655,340
State of California
7.550% due 04/01/39	3,550,000	4,936,204
7.950% due 03/01/36	1,200,000	1,413,396
State of Iowa 6.750% due 06/01/34	1,000,000	1,113,270
State of Wisconsin ‘A’ 5.050% due 05/01/18	1,700,000	1,867,909
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,675,000	6,902,437
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	7,000,000	5,287,450
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,735,465
6.250% due 06/01/42	900,000	900,036
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	12,001,426

Total Municipal Bonds (Cost $154,680,203)		171,344,236

SHORT-TERM INVESTMENTS - 3.6%

Certificates of Deposit - 0.1%

Credit Suisse NY (Switzerland) 0.465% due 03/17/15	2,900,000	2,900,119

U.S. Treasury Bills - 0.0%

0.079% due 08/21/14 ‡	940,000	939,801
0.079% due 09/11/14 ‡	290,000	289,930
0.082% due 09/04/14 ‡	380,000	379,911

		1,609,642

Repurchase Agreements - 3.5%

Barclays PLC 0.070% due 04/01/14 (Dated 03/31/14, repurchase price of $22,000,043; collateralized by U.S. Treasury Notes: 2.000% due 02/28/21 and value $22,512,607)	22,000,000	22,000,000
Citibank Inc 0.080% due 04/01/14 (Dated 03/31/14, repurchase price of $8,300,018; collateralized by U.S. Treasury Notes: 0.625% due 11/15/16 and value $8,469,044)	8,300,000	8,300,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $6,770,721; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $4,822,256; and U.S. Treasury Notes: 3.375% due 11/15/19 and value $2,084,288)	$6,770,721	$6,770,721
JPMorgan Chase & Co 0.080% due 04/01/14 (Dated 03/31/14, repurchase price of $12,300,027; collateralized by Fannie Mae: 1.670% due 12/17/18 and value $12,591,535)	12,300,000	12,300,000
Morgan Stanley 0.080% due 04/01/14 (Dated 03/31/14, repurchase price of $11,000,024; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $11,245,541)	11,000,000	11,000,000
The Royal Bank of Scotland Group PLC 0.080% due 04/01/14 (Dated 03/31/14, repurchase price of $100,000,222; collateralized by U.S. Treasury Notes: 0.625% due 10/15/16 and value $102,145,120)	100,000,000	100,000,000

		160,370,721

Total Short-Term Investments (Cost $164,880,199)		164,880,482

TOTAL INVESTMENTS - 108.0% (Cost $4,850,849,773)		4,917,466,792

OTHER ASSETS & LIABILITIES, NET - (8.0%)		(365,263,175)

NET ASSETS - 100.0%		$4,552,203,617

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $31,143,403 or 0.7% of the portfolio’s net assets were in default as of March 31, 2014.

(c)	As of March 31, 2014, investments with a total aggregate value of $39,605,443 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap contracts and delayed delivery securities (including sale-buyback financing transactions).

(d)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the three-month period ended March 31, 2014 was $1,197,231 at a weighted average interest rate of (0.105%).

(e)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euribor (03/15)	130	$18,040
Euribor (06/15)	130	31,042
Euribor (09/15)	130	44,009
Euribor (12/15)	130	(1,608)
Eurodollar (03/15)	102	29,153
Eurodollar (06/15)	4,263	(596,185)
Eurodollar (09/15)	4,036	563,873
Eurodollar (12/15)	6,567	(2,387,132)
Eurodollar (03/16)	2,340	(1,331,817)
Eurodollar (06/16)	547	(295,870)
Eurodollar (09/16)	1,218	952,756
U.S. Treasury 5-Year Notes (06/14)	3,808	(3,454,313)
U.S. Treasury 10-Year Notes (06/14)	200	(84,599)

Total Futures Contracts		($6,512,651)

(f)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	5,715,550	USD	2,424,000	04/14	CSF	$94,973
BRL	5,715,550	USD	2,525,652	04/14	UBS	(6,679)
BRL	11,283,566	USD	4,756,984	04/14	UBS	215,941
DKK	32,038,000	USD	5,858,029	05/14	RBS	55,407
EUR	238,024,324	USD	328,251,729	04/14	BOA	(337,622)
MXN	13,886,000	USD	1,045,200	05/14	BRC	14,973
MXN	60,212,250	USD	4,500,000	05/14	DUB	97,104
MXN	2,676,020	USD	200,000	05/14	HSB	4,310
MXN	87,002,500	USD	6,500,000	05/14	SGN	142,494
USD	2,525,652	BRL	5,715,550	04/14	CSF	6,679
USD	6,979,150	BRL	16,999,116	04/14	UBS	(512,748)
USD	4,720,565	BRL	11,283,566	05/14	UBS	(209,847)
USD	74,351,144	CAD	82,532,000	06/14	CIT	(166,351)
USD	2,653,119	EUR	2,100,000	04/14	BNP	(239,945)
USD	204,091,861	EUR	148,275,324	04/14	BRC	(179,575)
USD	68,656,063	EUR	49,521,000	04/14	BRC	433,479
USD	2,027,760	EUR	1,600,000	04/14	CIT	(176,479)
USD	55,864,624	EUR	40,228,000	04/14	GSC	444,537
USD	5,276,407	EUR	3,842,000	05/14	BOA	(16,177)
USD	328,235,543	EUR	238,024,324	05/14	BOA	342,858
USD	3,793,590	EUR	3,000,000	06/14	BNP	(338,909)
USD	17,363,814	EUR	13,000,000	06/14	BOA	(543,680)
USD	3,170,000	EUR	2,500,000	06/14	CSF	(273,749)
USD	3,073,085	EUR	2,300,000	06/14	HSB	(95,164)
USD	2,656,500	EUR	2,100,000	07/14	BNP	(236,209)
USD	2,024,960	EUR	1,600,000	08/14	BNP	(178,997)
USD	26,671,060	GBP	16,032,000	06/14	DUB	(42,476)
USD	43,014,043	JPY	4,386,400,000	05/14	CIT	506,952
USD	14,381,166	MXN	192,765,145	05/14	BNP	(336,128)

Total Forward Foreign Currency Contracts						($1,531,028)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(g)	Transactions in written options for the three-month period ended March 31, 2014 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2013	390	1,106,300,000	93,400,000	$5,042,670
Call Options Written	123	484,800,000	-	1,616,494
Put Options Written	123	358,100,000	-	4,095,552
Call Options Exercised	-	-	(39,900,000)	(76,239)
Call Options Expired	-	(341,800,000)	(6,800,000)	(735,210)
Put Options Expired	(390)	(595,000,000)	(46,700,000)	(3,174,816)
Put Options Closed	-	(13,600,000)	-	(19,473)

Outstanding, March 31, 2014	246	998,800,000	-	$6,748,978

(h)	Premiums received and value of written options outstanding as of March 31, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (3)	Premium	Value (4)
Call - OTC CDX IG 21 5Y Index	0.600%	04/16/14	BNP	$8,700,000	$4,350	($5,511)
Call - OTC CDX IG 21 5Y Index	0.600%	04/16/14	CIT	10,800,000	5,670	(6,842)
Call - OTC CDX IG 21 5Y Index	0.550%	06/18/14	BOA	4,600,000	2,070	(2,942)

					12,090	(15,295)

Credit Default Swaptions on Credit Indices – Sell Protection (2)
Put - OTC CDX IG 21 5Y Index	0.850%	06/18/14	BOA	4,800,000	4,920	(3,328)
Put - OTC CDX IG 21 5Y Index	0.900%	06/18/14	CIT	3,100,000	3,643	(1,739)
Put - OTC CDX IG 21 5Y Index	0.900%	06/18/14	JPM	10,500,000	12,900	(5,891)

					21,463	(10,958)

					$33,553	($26,253)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(4)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Value
Put - OTC JPY versus USD	JPY 80.00	02/18/19	BOA	$2,200,000	$122,870	($114,171)

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($2,942)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(11,031)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(25,855)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(11,003)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(10,078)

						$659,650	($60,909)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.490%	04/28/14	MSC	$47,500,000	$85,500	($2,964)
Call - OTC 5-Year Interest Rate Swap	Receive	1.600%	04/28/14	MSC	36,700,000	55,050	(13,131)
Call - OTC 10-Year Interest Rate Swap	Receive	2.730%	04/28/14	BOA	29,000,000	133,400	(50,927)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	05/06/14	GSC	26,400,000	67,980	(613)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	05/06/14	MSC	34,600,000	84,770	(803)
Call - OTC 5-Year Interest Rate Swap	Receive	1.500%	05/19/14	MSC	27,600,000	35,880	(6,241)
Call - OTC 10-Year Interest Rate Swap	Receive	2.640%	06/11/14	DUB	35,600,000	124,600	(70,769)
Call - OTC 10-Year Interest Rate Swap	Receive	2.750%	06/16/14	MSC	27,600,000	165,600	(119,784)
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	JPM	37,800,000	97,335	(37,305)
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	MSC	52,600,000	126,240	(51,911)
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	RBS	20,300,000	61,408	(20,034)
Call - OTC 5-Year Interest Rate Swap	Receive	1.560%	09/02/14	JPM	48,000,000	86,400	(61,982)
Call - OTC 10-Year Interest Rate Swap	Receive	2.630%	09/02/14	RBS	28,000,000	140,000	(111,283)
Call - OTC 10-Year Interest Rate Swap	Receive	2.680%	09/02/14	RBS	70,000,000	399,000	(346,031)

						1,663,163	(893,778)

Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	04/28/14	MSC	36,700,000	277,085	(60,834)
Put - OTC 5-Year Interest Rate Swap	Pay	1.900%	05/06/14	GSC	26,400,000	224,532	(105,056)
Put - OTC 5-Year Interest Rate Swap	Pay	1.800%	05/19/14	MSC	27,600,000	174,570	(214,524)
Put - OTC 10-Year Interest Rate Swap	Pay	3.040%	06/11/14	DUB	35,600,000	231,400	(236,957)
Put - OTC 10-Year Interest Rate Swap	Pay	3.050%	06/16/14	MSC	27,600,000	343,620	(189,383)
Put - OTC 5-Year Interest Rate Swap	Pay	2.400%	07/28/14	MSC	64,000,000	401,927	(198,419)
Put - OTC 5-Year Interest Rate Swap	Pay	1.860%	09/02/14	JPM	48,000,000	705,600	(768,077)
Put - OTC 10-Year Interest Rate Swap	Pay	3.030%	09/02/14	RBS	98,000,000	1,707,650	(1,584,699)

						4,066,384	(3,357,949)

						$5,729,547	($4,251,727)

Options on Futures Contracts

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - 10-Year U.S. Treasury Note Futures (06/14)	$125.00	05/23/14	CME	123	$93,991	($40,359)

Put - 10-Year U.S. Treasury Note Futures (06/14)	122.00	05/23/14	CME	123	109,367	(48,047)

					$203,358	($88,406)

Total Written Options					$6,748,978	($4,541,466)

(i)	Swap agreements outstanding as of March 31, 2014 were as follows:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/14 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife Inc	1.000%	06/20/14	DUB	0.087%	$15,000,000	$35,796	($66,241)	$102,037
Bank of America Corp	1.000%	09/20/14	DUB	0.207%	1,700,000	7,035	13,069	(6,034)
Mexico Government	1.000%	03/20/15	BRC	0.219%	2,200,000	17,563	(49,497)	67,060
Mexico Government	1.000%	03/20/15	CIT	0.219%	2,100,000	16,765	(48,216)	64,981
Mexico Government	1.000%	03/20/15	DUB	0.219%	1,500,000	11,975	(34,440)	46,415
China Government	1.000%	03/20/15	MSC	0.150%	200,000	1,732	(3,001)	4,733
China Government	1.000%	06/20/15	BOA	0.159%	4,500,000	48,146	75,362	(27,216)
China Government	1.000%	06/20/15	CIT	0.159%	1,000,000	10,699	16,386	(5,687)
China Government	1.000%	06/20/15	RBS	0.159%	2,200,000	23,538	37,125	(13,587)
U.S. Treasury	0.250%	09/20/15	UBS	0.130%	EUR 10,100,000	25,864	(62,585)	88,449
Brazilian Government	1.000%	09/20/15	BOA	0.514%	$700,000	5,272	(6,372)	11,644
Mexico Government	1.000%	09/20/15	BOA	0.278%	600,000	6,629	(2,154)	8,783
Brazilian Government	1.000%	09/20/15	BRC	0.514%	2,300,000	17,323	(19,842)	37,165
Brazilian Government	1.000%	09/20/15	CIT	0.514%	1,000,000	7,532	(15,694)	23,226
Mexico Government	1.000%	09/20/15	CIT	0.278%	1,000,000	11,048	(15,080)	26,128
General Electric Capital Corp	1.000%	09/20/15	DUB	0.302%	2,100,000	22,430	25,942	(3,512)
Indonesia Government	1.000%	09/20/15	DUB	0.430%	1,000,000	8,779	(23,587)	32,366
Brazilian Government	1.000%	09/20/15	HSB	0.514%	2,600,000	19,583	(25,870)	45,453
Brazilian Government	1.000%	09/20/15	JPM	0.514%	2,900,000	21,843	(29,862)	51,705
Brazilian Government	1.000%	09/20/15	UBS	0.514%	600,000	4,519	(5,677)	10,196

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/14 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	09/20/15	UBS	0.278%	$500,000	$5,524	($7,073)	$12,597
Brazilian Government	1.000%	12/20/15	BRC	0.607%	13,000,000	92,782	(75,003)	167,785
Mexico Government	1.000%	12/20/15	GSC	0.308%	4,500,000	55,448	(121,173)	176,621
Brazilian Government	1.000%	12/20/15	MSC	0.607%	12,900,000	92,068	(74,426)	166,494
Mexico Government	1.000%	03/20/16	DUB	0.331%	12,300,000	167,173	(90,237)	257,410
Mexico Government	1.000%	03/20/16	HSB	0.331%	18,000,000	244,644	(133,510)	378,154
Indonesia Government	1.000%	06/20/16	BRC	0.625%	6,400,000	55,454	(101,386)	156,840
Mexico Government	1.000%	06/20/16	CIT	0.349%	6,200,000	92,165	(13,370)	105,535
U.S. Treasury	0.250%	09/20/16	UBS	0.137%	EUR 13,600,000	54,037	(190,345)	244,382
Mexico Government	1.000%	09/20/16	GSC	0.393%	$2,300,000	35,392	(11,064)	46,456
Mexico Government	1.000%	09/20/16	HSB	0.393%	400,000	6,155	2,214	3,941
Mexico Government	1.000%	09/20/16	JPM	0.393%	400,000	6,155	2,306	3,849
Indonesia Government	1.000%	09/20/16	MSC	0.740%	4,400,000	29,621	(336,028)	365,649
Mexico Government	1.000%	09/20/16	MSC	0.393%	4,600,000	70,784	(20,427)	91,211
China Government	1.000%	09/20/16	RBS	0.386%	300,000	4,665	2,085	2,580
Mexico Government	1.000%	09/20/16	UBS	0.393%	1,200,000	18,465	(5,265)	23,730
China Government	1.000%	12/20/16	BRC	0.431%	800,000	12,646	15,519	(2,873)
China Government	1.000%	12/20/16	DUB	0.431%	700,000	11,065	13,749	(2,684)
Mexico Government	1.000%	12/20/16	HSB	0.428%	300,000	4,770	2,930	1,840
Mexico Government	1.000%	12/20/16	JPM	0.428%	1,400,000	22,261	18,897	3,364
Brazilian Government	1.000%	03/20/17	BOA	1.034%	900,000	(604)	(9,607)	9,003
Mexico Government	1.000%	06/20/17	GSC	0.482%	300,000	5,074	(2,793)	7,867
Mexico Government	1.000%	12/20/18	BOA	0.787%	1,000,000	10,094	(1,966)	12,060
Mexico Government	1.000%	12/20/18	CIT	0.787%	400,000	4,037	(590)	4,627
Mexico Government	1.000%	12/20/18	GSC	0.787%	400,000	4,037	(983)	5,020
Mexico Government	1.000%	12/20/18	JPM	0.787%	400,000	4,037	(639)	4,676
Russia Foreign	1.000%	03/20/19	BOA	2.107%	15,500,000	(785,544)	(1,138,156)	352,612
Brazilian Government	1.000%	03/20/19	CIT	1.627%	1,200,000	(35,060)	(50,790)	15,730
Brazilian Government	1.000%	03/20/19	DUB	1.627%	600,000	(17,530)	(25,669)	8,139

						$593,886	($2,593,034)	$3,186,920

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party/Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 12 5Y	5.000%	12/20/14	DUB	$2,100,000	$30,811	$210,450	($179,639)
CDX EM 13 5Y	5.000%	06/20/15	BRC	7,300,000	183,908	809,700	(625,792)
CDX EM 13 5Y	5.000%	06/20/15	CSF	800,000	20,154	100,000	(79,846)
CDX EM 13 5Y	5.000%	06/20/15	DUB	6,400,000	161,235	697,200	(535,965)
CDX EM 13 5Y	5.000%	06/20/15	GSC	300,000	7,558	37,350	(29,792)
CDX EM 13 5Y	5.000%	06/20/15	HSB	35,400,000	891,829	2,948,700	(2,056,871)
CDX EM 13 5Y	5.000%	06/20/15	JPM	2,500,000	62,982	287,600	(224,618)
CDX EM 13 5Y	5.000%	06/20/15	MSC	15,000,000	377,894	1,743,250	(1,365,356)
CDX IG 9 10Y	0.548%	12/20/17	GSC	3,761,546	60,414	-	60,414
CDX IG 22 5Y	1.000%	06/20/19	ICE	15,600,000	244,317	224,384	19,933

					$2,041,102	$7,058,634	($5,017,532)

					$2,634,988	$4,465,600	($1,830,612)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counter- party/Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$527,300,000	$3,716,748	$2,969,505	$747,243
28-Day MXN TIIE	BRC	Pay	5.600%	09/06/16	MXN 24,100,000	49,731	12,013	37,718
28-Day MXN TIIE	HSB	Pay	5.600%	09/06/16	337,200,000	695,820	128,118	567,702
3-Month USD-LIBOR	CME	Pay	1.500%	12/16/16	$107,300,000	(124,716)	89,890	(214,606)
BRL-CDI-Compounded	BOA	Pay	8.860%	01/02/17	BRL 2,500,000	(66,499)	1,956	(68,455)
BRL-CDI-Compounded	UBS	Pay	8.900%	01/02/17	1,400,000	(40,397)	1,202	(41,599)
BRL-CDI-Compounded	GSC	Pay	9.095%	01/02/17	3,000,000	(82,155)	-	(82,155)
BRL-CDI-Compounded	DUB	Pay	9.130%	01/02/17	3,000,000	(80,023)	10,747	(90,770)
BRL-CDI-Compounded	BOA	Pay	10.630%	01/02/17	2,000,000	(23,580)	(75)	(23,505)
BRL-CDI-Compounded	DUB	Pay	10.630%	01/02/17	1,000,000	(11,790)	261	(12,051)
BRL-CDI-Compounded	MSC	Pay	10.630%	01/02/17	8,600,000	(101,393)	24,051	(125,444)
28-Day MXN TIIE	BRC	Pay	5.000%	09/13/17	MXN 4,900,000	1,945	(2,848)	4,793
28-Day MXN TIIE	HSB	Pay	5.000%	09/13/17	14,800,000	5,873	(9,434)	15,307
28-Day MXN TIIE	BRC	Pay	5.500%	09/13/17	33,000,000	55,007	(7,366)	62,373
28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	10,000,000	16,669	(2,246)	18,915
28-Day MXN TIIE	MSC	Pay	5.500%	09/13/17	33,000,000	55,007	(7,734)	62,741
3-Month USD-LIBOR	CME	Pay	3.000%	09/21/17	$913,200,000	5,570,575	6,863,608	(1,293,033)
1-Day USD-Federal Funds	CME	Pay	1.000%	10/15/17	59,400,000	(782,272)	(70,012)	(712,260)
28-Day MXN TIIE	HSB	Pay	4.750%	02/26/18	MXN 12,700,000	(10,419)	(10,131)	(288)
28-Day MXN TIIE	BRC	Pay	5.250%	06/11/18	6,200,000	1,654	(3,986)	5,640
28-Day MXN TIIE	GSC	Pay	5.250%	06/11/18	11,200,000	2,988	(7,009)	9,997
28-Day MXN TIIE	JPM	Pay	5.250%	06/11/18	5,000,000	1,334	(1,992)	3,326
28-Day MXN TIIE	MSC	Pay	5.250%	06/11/18	7,500,000	2,001	(4,197)	6,198
28-Day MXN TIIE	BRC	Pay	5.500%	06/11/18	4,800,000	4,848	(1,083)	5,931
28-Day MXN TIIE	GSC	Pay	5.500%	06/11/18	15,800,000	15,957	(3,248)	19,205
28-Day MXN TIIE	HSB	Pay	5.500%	06/11/18	5,200,000	5,252	(387)	5,639
28-Day MXN TIIE	JPM	Pay	5.500%	06/11/18	2,500,000	2,525	(160)	2,685
28-Day MXN TIIE	MSC	Pay	5.500%	06/11/18	13,800,000	13,937	(2,846)	16,783
28-Day MXN TIIE	BOA	Pay	5.700%	01/18/19	20,000,000	19,009	(5,365)	24,374
28-Day MXN TIIE	DUB	Pay	5.700%	01/18/19	20,000,000	19,009	(8,309)	27,318
28-Day MXN TIIE	GSC	Pay	5.700%	01/18/19	21,000,000	19,959	(6,089)	26,048
28-Day MXN TIIE	JPM	Pay	5.700%	01/18/19	21,000,000	19,959	(7,145)	27,104
28-Day MXN TIIE	SGN	Pay	5.700%	01/18/19	41,000,000	38,968	(6,995)	45,963
28-Day MXN TIIE	MSC	Pay	6.350%	06/02/21	160,000,000	143,007	241,346	(98,339)
28-Day MXN TIIE	BOA	Pay	5.500%	09/02/22	20,400,000	(92,811)	(30,763)	(62,048)
28-Day MXN TIIE	MSC	Pay	5.500%	09/02/22	67,000,000	(304,821)	(109,423)	(195,398)
28-Day MXN TIIE	BRC	Pay	5.750%	09/02/22	38,000,000	(123,588)	(5,253)	(118,335)
28-Day MXN TIIE	UBS	Pay	5.750%	09/02/22	23,000,000	(74,803)	(3,774)	(71,029)
28-Day MXN TIIE	BNP	Pay	5.750%	06/05/23	8,800,000	(35,570)	(11,338)	(24,232)
28-Day MXN TIIE	BRC	Pay	5.750%	06/05/23	7,800,000	(31,528)	(22,433)	(9,095)
28-Day MXN TIIE	DUB	Pay	5.750%	06/05/23	17,600,000	(71,141)	(29,673)	(41,468)
28-Day MXN TIIE	GSC	Pay	5.750%	06/05/23	18,600,000	(75,183)	(46,058)	(29,125)
28-Day MXN TIIE	HSB	Pay	5.750%	06/05/23	22,300,000	(90,138)	(36,629)	(53,509)
28-Day MXN TIIE	BRC	Pay	6.000%	06/05/23	17,800,000	(47,385)	(30,940)	(16,445)
28-Day MXN TIIE	JPM	Pay	6.000%	06/05/23	18,800,000	(56,419)	(89,585)	33,166
6-Month JPY-LIBOR	CME	Receive	1.000%	09/18/23	JPY 311,000,000	(65,550)	(76,294)	10,744
3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$303,200,000	44,015,175	19,608,092	24,407,083
3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	12,900,000	(14,326)	482,520	(496,846)

						$52,086,450	$29,772,489	$22,313,961

Total Swap Agreements						$54,721,438	$34,238,089	$20,483,349

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,489,031	$-	$1,489,031	$-
	Convertible Preferred Stocks (1)	21,114,000	21,114,000	-	-
	Corporate Bonds & Notes	592,783,211	-	592,783,211	-
	Mortgage-Backed Securities	1,439,443,652	-	1,439,240,443	203,209
	Asset-Backed Securities	77,341,737	-	77,341,737	-
	U.S. Government Agency Issues	209,400,668	-	209,400,668	-
	U.S. Treasury Obligations	1,758,845,233	-	1,758,845,233	-
	Foreign Government Bonds & Notes	480,824,542	-	480,824,542	-
	Municipal Bonds	171,344,236	-	171,344,236	-
	Short-Term Investments	164,880,482	-	164,880,482	-
	Derivatives:
	Credit Contracts
	Swaps	3,473,726	-	3,473,726	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,359,707	-	2,359,707	-
	Interest Rate Contracts
	Futures	1,638,873	1,638,873	-	-
	Swaps	54,492,957	-	54,492,957	-

	Total Interest Rate Contracts	56,131,830	1,638,873	54,492,957	-

	Total Assets - Derivatives	61,965,263	1,638,873	60,326,390	-

	Total Assets	4,979,432,055	22,752,873	4,956,475,973	203,209

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(26,253)	-	(26,253)	-
	Swaps	(838,738)	-	(838,738)	-

	Total Credit Contracts	(864,991)	-	(864,991)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,890,735)	-	(3,890,735)	-
	Written Options	(114,171)		(114,171)

	Total Foreign Currency Contracts	(4,004,906)		(4,004,906)

	Interest Rate Contracts
	Futures	(8,151,524)	(8,151,524)	-	-
	Written Options	(4,401,042)	(88,406)	(4,251,727)	(60,909)
	Swaps	(2,406,507)	-	(2,406,507)	-

	Total Interest Rate Contracts	(14,959,073)	(8,239,930)	(6,658,234)	(60,909)

	Total Liabilities - Derivatives	(19,828,970)	(8,239,930)	(11,528,131)	(60,909)

	Total Liabilities	(19,828,970)	(8,239,930)	(11,528,131)	(60,909)

	Total	$4,959,603,085	$14,512,943	$4,944,947,842	$142,300

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.5%

Consumer Discretionary - 5.1%

AutoZone Inc
1.300% due 01/13/17	$3,365,000	$3,360,548
5.500% due 11/15/15	1,165,000	1,252,743
5.750% due 01/15/15	960,000	998,328
Brinker International Inc 2.600% due 05/15/18	940,000	931,280
Carnival Corp (Panama) 1.200% due 02/05/16	2,585,000	2,601,885
Cox Communications Inc 5.450% due 12/15/14	3,425,000	3,540,799
DIRECTV Holdings LLC
1.750% due 01/15/18	3,860,000	3,804,150
2.400% due 03/15/17	9,360,000	9,572,575
3.500% due 03/01/16	2,070,000	2,164,845
DISH DBS Corp 4.250% due 04/01/18	5,150,000	5,388,187
Dollar General Corp 4.125% due 07/15/17	4,480,000	4,795,948
DR Horton Inc 4.750% due 05/15/17	5,750,000	6,123,750
General Motors Co 3.500% due 10/02/18 ~	3,550,000	3,634,313
GLP Capital LP 4.375% due 11/01/18 ~	5,025,000	5,169,469
Hasbro Inc 6.125% due 05/15/14	1,310,000	1,318,337
NBCUniversal Enterprise Inc 0.924% due 04/15/18 § ~	3,225,000	3,247,146
NBCUniversal Media LLC 2.100% due 04/01/14	7,050,000	7,050,000
Newell Rubbermaid Inc 2.000% due 06/15/15	1,015,000	1,027,667
Omnicom Group Inc 5.900% due 04/15/16	6,665,000	7,295,022
Pinnacle Entertainment Inc 7.500% due 04/15/21	1,455,000	1,582,313
The Interpublic Group of Cos Inc
2.250% due 11/15/17	6,165,000	6,229,554
6.250% due 11/15/14	4,848,000	5,011,620
Thomson Reuters Corp (Canada) 1.300% due 02/23/17	3,645,000	3,629,727
Time Warner Cable Inc
7.500% due 04/01/14	1,530,000	1,530,000
8.250% due 04/01/19	4,825,000	6,019,766
8.750% due 02/14/19	4,825,000	6,111,663
Univision Communications Inc 6.875% due 05/15/19 ~	3,065,000	3,302,538
Viacom Inc 2.500% due 09/01/18	1,020,000	1,032,789
Whirlpool Corp 1.350% due 03/01/17	1,395,000	1,393,071
WMG Acquisition Corp 11.500% due 10/01/18	4,115,000	4,686,985

		113,807,018

Consumer Staples - 3.0%

Avon Products Inc 2.375% due 03/15/16	2,210,000	2,246,969
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	7,085,000	7,142,686
Bunge Ltd Finance Corp
3.200% due 06/15/17	2,665,000	2,772,149
4.100% due 03/15/16	6,785,000	7,162,931
5.350% due 04/15/14	7,033,000	7,043,198

	Principal Amount	Value
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	$8,145,000	$8,267,908
CVS Caremark Corp 1.200% due 12/05/16	2,430,000	2,445,912
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	8,745,000	8,685,053
Kraft Foods Group Inc 1.625% due 06/04/15	5,345,000	5,406,783
Pernod Ricard SA (France) 2.950% due 01/15/17 ~	6,600,000	6,845,454
Reynolds American Inc 1.050% due 10/30/15	1,310,000	1,309,566
The Kroger Co 1.200% due 10/17/16	1,790,000	1,793,077
Wm Wrigley Jr Co
1.400% due 10/21/16 ~	1,105,000	1,110,501
2.000% due 10/20/17 ~	5,080,000	5,097,592

		67,329,779

Energy - 9.8%

Anadarko Petroleum Corp
5.750% due 06/15/14	4,215,000	4,258,178
6.375% due 09/15/17	5,805,000	6,652,002
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	6,400,000	6,668,134
Cameron International Corp 1.150% due 12/15/16	850,000	848,846
Canadian Natural Resources Ltd (Canada)
1.450% due 11/14/14	2,395,000	2,409,516
5.700% due 05/15/17	5,985,000	6,741,941
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,277,812
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	2,246,000	2,246,640
Continental Resources Inc 8.250% due 10/01/19	2,606,000	2,811,222
DCP Midstream LLC 5.375% due 10/15/15 ~	4,075,000	4,297,430
DCP Midstream Operating LP
2.500% due 12/01/17	6,075,000	6,181,963
2.700% due 04/01/19	185,000	184,825
Ecopetrol SA (Colombia) 4.250% due 09/18/18	1,000,000	1,062,500
Energy Transfer Partners LP
5.950% due 02/01/15	5,005,000	5,219,259
6.700% due 07/01/18	2,460,000	2,860,569
8.500% due 04/15/14	5,090,000	5,103,341
EnLink Midstream Partners LP 2.700% due 04/01/19	835,000	838,828
Ensco PLC (United Kingdom) 3.250% due 03/15/16	9,350,000	9,755,014
Enterprise Products Operating LLC
1.250% due 08/13/15	5,900,000	5,941,371
5.600% due 10/15/14	765,000	785,623
Gazprom OAO (Luxembourg) 4.950% due 05/23/16 ~	4,880,000	5,044,700
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	2,035,000	2,121,142
5.125% due 11/15/14	2,985,000	3,067,034
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	1,070,000	1,140,817
Magellan Midstream Partners LP 6.450% due 06/01/14	2,610,000	2,634,863
Marathon Oil Corp 0.900% due 11/01/15	5,465,000	5,477,733
Murphy Oil Corp 2.500% due 12/01/17	8,235,000	8,379,994
Nabors Industries Inc 2.350% due 09/15/16 ~	1,490,000	1,525,380

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	$770,000	$784,112
3.450% due 08/01/15	3,813,000	3,939,416
ONEOK Partners LP
3.200% due 09/15/18	385,000	397,594
3.250% due 02/01/16	7,260,000	7,552,215
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	7,375,000	7,517,153
Petrobras Global Finance BV (Netherlands)
2.000% due 05/20/16	4,325,000	4,297,969
3.250% due 03/17/17	5,255,000	5,285,243
Petrohawk Energy Corp 7.250% due 08/15/18	7,800,000	8,295,300
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19 ~	760,000	780,140
Phillips 66 1.950% due 03/05/15	3,415,000	3,455,710
Pioneer Natural Resources Co 5.875% due 07/15/16	8,515,000	9,398,372
Plains All American Pipeline LP 3.950% due 09/15/15	8,085,000	8,457,258
Rosetta Resources Inc 9.500% due 04/15/18	2,155,000	2,266,791
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,217,830
SESI LLC 7.125% due 12/15/21	1,995,000	2,234,400
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,888,334
Talisman Energy Inc (Canada) 5.125% due 05/15/15	6,030,000	6,285,949
Targa Resources Partners LP 7.875% due 10/15/18	3,391,000	3,645,325
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	5,760,000	6,458,239
Transocean Inc (Cayman)
2.500% due 10/15/17	6,300,000	6,347,092
4.950% due 11/15/15	2,340,000	2,485,452
5.050% due 12/15/16	1,740,000	1,893,960
Williams Partners LP 3.800% due 02/15/15	8,810,000	9,049,861
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	5,115,000	5,232,589

		218,702,981

Financials - 21.2%

ACE INA Holdings Inc 5.875% due 06/15/14	3,000,000	3,032,220
Aflac Inc 2.650% due 02/15/17	920,000	958,839
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	1,446,000	1,431,434
Ally Financial Inc 2.750% due 01/30/17	5,675,000	5,745,937
American Express Co 0.826% due 05/22/18 §	8,540,000	8,571,128
American International Group Inc 3.000% due 03/20/15	1,390,000	1,423,603
American Tower Corp REIT 4.625% due 04/01/15	12,109,000	12,548,266
AXIS Specialty Finance PLC (United Kingdom) 2.650% due 04/01/19	1,815,000	1,814,973
Bank of America Corp
1.054% due 03/22/16 §	2,485,000	2,503,471
1.250% due 01/11/16	4,865,000	4,893,042
1.500% due 10/09/15	13,145,000	13,267,288

	Principal Amount	Value
Banque Federative du Credit Mutuel SA (France)
1.700% due 01/20/17 ~	$5,585,000	$5,600,409
2.500% due 10/29/18 ~	5,680,000	5,684,845
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	3,085,000	3,380,392
5.200% due 07/10/14	8,555,000	8,667,627
BB&T Corp 1.093% due 06/15/18 §	5,830,000	5,896,555
Boston Properties LP REIT 5.000% due 06/01/15	5,860,000	6,143,741
BPCE SA (France) 2.500% due 12/10/18	5,620,000	5,654,630
Capital One Bank USA NA 1.150% due 11/21/16	1,365,000	1,365,310
Capital One Financial Corp
2.125% due 07/15/14	647,000	650,026
2.150% due 03/23/15	5,485,000	5,569,063
7.375% due 05/23/14	5,075,000	5,124,491
CIT Group Inc 4.750% due 02/15/15 ~	3,770,000	3,883,100
Citigroup Inc
1.023% due 04/01/16 §	8,940,000	9,005,584
1.250% due 01/15/16	8,235,000	8,268,195
CNH Capital LLC 3.875% due 11/01/15	8,230,000	8,497,475
Crown Castle Towers LLC 4.523% due 01/15/35 ~	4,980,000	5,095,153
Daimler Finance North America LLC 1.098% due 08/01/18 § ~	4,430,000	4,481,875
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	10,220,000	10,743,663
Fidelity National Financial Inc 6.600% due 05/15/17	1,920,000	2,179,377
Fifth Third Bancorp 3.625% due 01/25/16	3,265,000	3,427,398
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,522,322
Ford Motor Credit Co LLC
2.750% due 05/15/15	7,465,000	7,619,645
3.000% due 06/12/17	5,985,000	6,222,126
3.875% due 01/15/15	2,750,000	2,816,289
General Electric Capital Corp 0.941% due 04/02/18 §	17,450,000	17,632,213
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	5,560,000	5,579,883
HSBC Bank PLC (United Kingdom) 0.876% due 05/15/18 § ~	5,900,000	5,925,329
HSBC USA Inc 2.375% due 02/13/15	3,900,000	3,967,497
Hyundai Capital America
1.450% due 02/06/17 ~	5,585,000	5,560,476
1.625% due 10/02/15 ~	3,450,000	3,482,937
1.875% due 08/09/16 ~	2,240,000	2,266,815
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	2,410,000	2,524,109
4.375% due 07/27/16 ~	5,000,000	5,340,060
IntercontinentalExchange Group Inc 2.500% due 10/15/18	1,945,000	1,968,359
JPMorgan Chase & Co
0.854% due 02/26/16 §	5,750,000	5,780,297
2.000% due 08/15/17	12,075,000	12,253,094
KeyCorp 3.750% due 08/13/15	3,492,000	3,629,641
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	5,090,026
Lloyds Bank PLC (United Kingdom) 2.300% due 11/27/18	3,255,000	3,256,282
Marsh & McLennan Cos Inc 2.550% due 10/15/18	2,345,000	2,378,630

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Metropolitan Life Global Funding I
1.500% due 01/10/18 ~	$4,180,000	$4,077,640
1.700% due 06/29/15 ~	11,010,000	11,159,075
Morgan Stanley
1.087% due 01/24/19 §	15,150,000	15,189,102
1.519% due 04/25/18 §	6,880,000	7,021,033
National Bank of Canada (Canada) 1.450% due 11/07/17	10,080,000	9,961,681
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	8,022,603
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	6,340,000	6,374,223
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	12,165,000	12,155,061
PNC Bank NA 1.150% due 11/01/16	3,970,000	3,982,569
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,229,760
Principal Life Global Funding II
0.604% due 05/27/16 § ~	12,285,000	12,310,676
1.000% due 12/11/15 ~	5,575,000	5,583,273
Prudential Financial Inc 5.100% due 09/20/14	5,249,000	5,363,864
Regions Bank 7.500% due 05/15/18	3,560,000	4,210,376
Regions Financial Corp 5.750% due 06/15/15	4,050,000	4,272,552
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,348,249
Simon Property Group LP REIT 4.200% due 02/01/15	9,171,000	9,364,857
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	4,790,000	4,794,996
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	7,980,000	7,872,669
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,609,483
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	11,435,000	11,334,200
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	6,950,000	7,023,309
The Goldman Sachs Group Inc
1.600% due 11/23/15	5,446,000	5,505,089
6.250% due 09/01/17	10,670,000	12,196,376
Union Bank NA 2.125% due 06/16/17	7,260,000	7,401,650
Ventas Realty LP REIT
1.550% due 09/26/16	1,990,000	2,008,867
2.000% due 02/15/18	1,945,000	1,942,825
3.125% due 11/30/15	4,850,000	5,035,270
WEA Finance LLC 5.750% due 09/02/15 ~	5,280,000	5,633,417
XLIT Ltd (Cayman) 2.300% due 12/15/18	2,795,000	2,776,433

		475,086,318

Health Care - 4.2%

AbbVie Inc 1.200% due 11/06/15	7,270,000	7,335,386
Actavis Inc 1.875% due 10/01/17	5,955,000	5,934,288
Aetna Inc 1.500% due 11/15/17	2,525,000	2,522,467
Agilent Technologies Inc 6.500% due 11/01/17	5,905,000	6,796,224
Catholic Health Initiatives
1.600% due 11/01/17	675,000	662,312
2.600% due 08/01/18	3,015,000	3,020,653

	Principal Amount	Value
Celgene Corp 1.900% due 08/15/17	$15,165,000	$15,314,178
Express Scripts Holding Co
2.750% due 11/21/14	3,865,000	3,921,839
3.125% due 05/15/16	3,975,000	4,143,679
Gilead Sciences Inc 2.400% due 12/01/14	4,465,000	4,519,683
Humana Inc 6.450% due 06/01/16	2,425,000	2,695,133
Life Technologies Corp 3.500% due 01/15/16	6,400,000	6,671,469
McKesson Corp
0.950% due 12/04/15	1,935,000	1,941,368
1.292% due 03/10/17	3,630,000	3,624,109
Perrigo Co PLC (Ireland) 1.300% due 11/08/16 ~	2,105,000	2,102,255
Thermo Fisher Scientific Inc 1.300% due 02/01/17	3,590,000	3,571,282
UnitedHealth Group Inc
0.850% due 10/15/15	2,155,000	2,165,150
1.875% due 11/15/16	2,145,000	2,194,966
Warner Chilcott Co LLC 7.750% due 09/15/18	10,800,000	11,542,500
WellPoint Inc 1.250% due 09/10/15	3,630,000	3,655,813

		94,334,754

Industrials - 3.0%

Aircastle Ltd (Bermuda) 9.750% due 08/01/18	3,670,000	3,956,444
Eaton Corp 1.500% due 11/02/17	2,745,000	2,734,668
ERAC USA Finance LLC
1.400% due 04/15/16 ~	2,851,000	2,866,937
2.750% due 03/15/17 ~	2,050,000	2,116,547
2.800% due 11/01/18 ~	470,000	479,125
5.600% due 05/01/15 ~	1,445,000	1,518,774
6.375% due 10/15/17 ~	1,865,000	2,148,993
Florida East Coast Railway Corp 8.125% due 02/01/17	3,210,000	3,358,463
GATX Corp
1.250% due 03/04/17	1,640,000	1,632,120
2.375% due 07/30/18	1,240,000	1,238,717
3.500% due 07/15/16	4,875,000	5,131,132
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	8,010,000	8,109,572
International Lease Finance Corp 2.183% due 06/15/16 §	4,265,000	4,318,313
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	998,020
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20	2,730,000	2,579,836
Penske Truck Leasing Co LP
2.500% due 07/11/14 ~	680,000	683,316
2.500% due 03/15/16 ~	4,270,000	4,379,064
2.875% due 07/17/18 ~	1,735,000	1,764,814
3.125% due 05/11/15 ~	1,370,000	1,404,199
Roper Industries Inc
1.850% due 11/15/17	1,100,000	1,105,815
2.050% due 10/01/18	2,800,000	2,757,311
Southwest Airlines Co
5.250% due 10/01/14	4,000,000	4,088,644
5.750% due 12/15/16	1,710,000	1,900,058
USG Corp 8.375% due 10/15/18 ~	4,565,000	4,895,963

		66,166,845

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Information Technology - 1.1%

Arrow Electronics Inc 3.375% due 11/01/15	$2,685,000	$2,772,091
Broadcom Corp 2.375% due 11/01/15	4,385,000	4,492,976
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,497,941
Hewlett-Packard Co
2.350% due 03/15/15	2,910,000	2,956,740
2.625% due 12/09/14	850,000	861,592
Oracle Corp 0.819% due 01/15/19 §	8,650,000	8,709,114
Xerox Corp
1.056% due 05/16/14 §	1,845,000	1,846,524
2.950% due 03/15/17	800,000	832,442

		23,969,420

Materials - 1.4%

Ashland Inc 3.000% due 03/15/16	5,975,000	6,124,375
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	3,947,168
Goldcorp Inc (Canada) 2.125% due 03/15/18	2,565,000	2,538,560
International Paper Co 5.300% due 04/01/15	3,360,000	3,507,709
Rock-Tenn Co 3.500% due 03/01/20	5,145,000	5,227,443
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,536,177

		30,881,432

Telecommunication Services - 2.2%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	3,640,000	3,763,760
3.625% due 03/30/15	2,500,000	2,582,500
CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,240,421
GTP Acquisition Partners I LLC
2.364% due 05/15/43 ~	3,080,000	3,014,462
4.347% due 06/15/41 ~	2,485,000	2,635,197
SBA Tower Trust
2.240% due 04/15/43 ~	3,520,000	3,460,885
2.933% due 12/15/42 ~	10,900,000	11,063,582
3.598% due 04/15/43 ~	2,775,000	2,721,769
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	4,585,000	4,842,906
Verizon Communications Inc 2.500% due 09/15/16	6,280,000	6,507,235

		49,832,717

Utilities - 2.5%

CMS Energy Corp 4.250% due 09/30/15	4,020,000	4,211,666
Commonwealth Edison Co 1.950% due 09/01/16	1,605,000	1,643,120
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,207,295
Duke Energy Corp
1.625% due 08/15/17	2,775,000	2,783,741
2.150% due 11/15/16	6,350,000	6,526,276
Electricite de France (France) 1.150% due 01/20/17 ~	5,325,000	5,320,820
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	1,855,000	1,883,747
Georgia Power Co 0.553% due 03/15/16 §	2,445,000	2,444,044
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	5,195,000	5,263,527

	Principal Amount	Value
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	$4,240,000	$4,370,643
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,473,768
Monongahela Power Co 5.700% due 03/15/17 ~	580,000	626,803
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	2,315,000	2,326,450
Nisource Finance Corp 5.400% due 07/15/14	6,499,000	6,587,191
PPL Capital Funding Inc 1.900% due 06/01/18	1,500,000	1,477,481
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,825,188
Suburban Propane Partners LP 7.500% due 10/01/18	3,047,000	3,252,672
The Southern Co 1.950% due 09/01/16	1,995,000	2,044,791

		56,269,223

Total Corporate Bonds & Notes (Cost $1,184,195,984)		1,196,380,487

MORTGAGE-BACKED SECURITIES - 21.0%

Collateralized Mortgage Obligations - Commercial - 5.7%

Banc of America Commercial Mortgage Trust 5.372% due 09/10/45 " §	2,620,000	2,793,918
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	2,070,000	2,137,663
Bear Stearns Commercial Mortgage Securities Trust
4.674% due 06/11/41 "	450,304	466,054
4.978% due 07/11/42 " §	3,499,747	3,535,059
5.116% due 02/11/41 " §	3,695,000	3,783,665
Citigroup Commercial Mortgage Trust
1.199% due 03/10/47 "	3,010,000	3,001,610
1.378% due 09/10/46 "	3,319,614	3,335,913
5.406% due 04/15/40 " §	210,240	210,121
Commercial Mortgage Pass-Through Certificates
1.259% due 04/10/47 "	4,250,000	4,238,874
1.298% due 03/10/47 "	3,800,000	3,785,174
Commercial Mortgage Trust
1.005% due 02/13/32 " § ~	1,720,000	1,723,113
1.218% due 02/10/47 "	7,908,705	7,890,776
5.167% due 06/10/44 " §	1,555,000	1,635,280
5.468% due 07/10/37 " §	1,952,972	1,956,042
5.820% due 07/10/38 " §	2,361,327	2,568,414
DBUBS Mortgage Trust 2.238% due 08/10/44 "	1,106,069	1,120,375
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	8,637,239	8,637,136
1.426% due 08/25/17 "	7,240,000	7,282,926
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	3,821,049
JPMorgan Chase Commercial Mortgage Securities Trust
1.031% due 05/15/45 "	470,190	471,805
1.525% due 07/15/46 " ~	513,898	514,416
5.481% due 12/12/44 " §	2,352,196	2,493,750
5.658% due 06/12/41 " §	1,650,533	1,652,687
5.698% due 02/12/49 " §	4,010,000	4,450,392
LB-UBS Commercial Mortgage Trust 5.197% due 11/15/30 " §	1,285,000	1,343,378

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust
1.250% due 02/15/47 "	$2,049,786	$2,044,799
1.313% due 10/15/46 "	3,074,318	3,080,513
Morgan Stanley Capital I Trust
1.480% due 06/15/44 " ~	687,732	689,495
4.700% due 07/15/56 "	11,598,712	11,790,810
4.780% due 12/13/41 "	4,151,536	4,224,230
5.731% due 07/12/44 " §	10,413,004	11,311,276
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	8,676,465	8,743,330
WFRBS Commercial Mortgage Trust
1.154% due 12/15/46 "	2,010,260	2,010,231
1.193% due 03/15/47 "	3,223,815	3,216,429
1.233% due 03/15/47 "	3,585,000	3,575,804
1.607% due 06/15/44 " ~	1,917,889	1,933,753

		127,470,260

Collateralized Mortgage Obligations - Residential - 4.5%

Bear Stearns Adjustable Rate Mortgage Trust
2.288% due 04/25/34 " §	279,506	278,009
3.087% due 11/25/34 " §	1,090,732	1,090,317
Bear Stearns ALT-A Trust 0.794% due 04/25/34 " §	555,071	556,788
Chase Mortgage Finance Trust
2.646% due 02/25/37 " §	1,979,572	1,955,840
2.660% due 02/25/37 " §	865,627	875,918
2.667% due 02/25/37 " §	1,006,910	965,110
2.681% due 02/25/37 " §	2,536,412	2,553,670
2.718% due 02/25/37 " §	400,207	388,493
Countrywide Home Loan Mortgage Pass-Through Trust 2.527% due 11/20/34 " §	506,891	482,494
Fannie Mae 5.000% due 08/25/19 "	4,579,795	4,823,396
Fosse Master Issuer PLC (United Kingdom) 1.636% due 10/18/54 " § ~	3,589,636	3,632,694
Freddie Mac
0.605% due 05/15/36 - 09/15/42 " §	30,084,232	29,994,151
7.000% due 09/15/30 "	808,370	912,256
HarborView Mortgage Loan Trust 0.497% due 06/20/35 " §	813,576	771,826
JPMorgan Mortgage Trust
2.663% due 07/25/35 " §	1,432,648	1,439,592
2.736% due 07/25/35 " §	367,727	374,038
2.776% due 07/25/35 " §	1,513,070	1,543,436
Lanark Master Issuer PLC (United Kingdom) 0.736% due 12/22/54 " § ~	5,235,000	5,229,341
MASTR Adjustable Rate Mortgages Trust 1.669% due 09/25/34 " §	825,611	761,973
Merrill Lynch Mortgage Investors Trust 2.502% due 12/25/35 " §	5,582,000	5,348,834
Sequoia Mortgage Trust 0.689% due 11/20/34 " §	741,026	712,867
Silverstone Master Issuer PLC (United Kingdom) 1.787% due 01/21/55 " § ~	14,655,000	14,852,784
Structured Adjustable Rate Mortgage Loan Trust
2.405% due 06/25/34 " §	2,918,932	3,004,245
2.436% due 05/25/34 " §	825,600	833,706
2.490% due 11/25/34 " §	1,746,890	1,736,920
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.450% due 07/25/33 " §	412,496	415,069

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust
0.444% due 07/25/45 " §	$3,029,417	$2,832,847
0.474% due 08/25/45 " §	1,958,699	1,831,577
2.420% due 09/25/35 " §	9,000,000	8,340,921
2.439% due 06/25/34 " §	650,626	665,164
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	506,445	535,644
Wells Fargo Mortgage-Backed Securities Trust 2.644% due 08/25/33 " §	1,393,871	1,433,966

		101,173,886

Fannie Mae - 8.0%
1.935% due 01/01/35 " §	33,194	34,910
2.111% due 03/01/35 " §	909,907	966,011
2.163% due 05/01/35 " §	620,080	653,386
2.190% due 05/01/35 " §	3,535,656	3,749,994
2.193% due 04/01/34 " §	2,140,000	2,283,670
2.217% due 12/01/33 " §	1,661,549	1,760,789
2.227% due 01/01/35 " §	1,114,072	1,185,479
2.242% due 02/01/33 " §	184,316	194,498
2.282% due 04/01/33 - 12/01/33 " §	1,532,085	1,623,637
2.300% due 06/01/35 " §	1,193,198	1,281,150
2.334% due 10/01/34 " §	901,584	958,185
2.335% due 04/01/35 " §	372,063	392,317
2.340% due 02/01/33 - 01/01/34 " §	2,717,495	2,886,376
2.375% due 02/01/34 " §	1,271,976	1,362,215
2.376% due 06/01/33 " §	1,362,777	1,448,543
2.382% due 06/01/35 " §	874,850	932,050
2.435% due 07/01/35 - 11/01/35 " §	2,203,161	2,372,248
2.500% due 05/01/33 " §	51,240	51,627
2.550% due 08/01/33 " §	2,018,245	2,164,788
2.593% due 05/01/33 " §	1,343,633	1,441,063
2.604% due 07/01/35 " §	1,431,034	1,534,774
3.000% due 01/01/27 "	13,033,354	13,406,019
3.500% due 12/01/25 - 04/01/29 "	31,704,491	33,289,180
4.000% due 07/01/25 - 10/01/41 "	19,255,719	20,225,281
4.500% due 05/01/25 - 10/01/26 "	27,389,138	29,312,506
5.000% due 07/01/24 - 07/01/35 "	6,879,094	7,475,733
5.500% due 01/01/18 - 12/01/39 "	36,558,450	40,332,903
6.000% due 01/01/18 - 03/01/37 "	2,555,688	2,774,791
6.500% due 05/01/33 "	1,265,357	1,443,848
7.000% due 05/01/33 - 06/01/33 "	488,577	548,536

		178,086,507

Freddie Mac - 1.5%

2.116% due 02/01/35 " §	519,243	549,576
2.350% due 09/01/35 " §	2,085,802	2,225,164
2.375% due 08/01/35 " §	2,263,776	2,424,153
2.600% due 03/01/35 " §	866,127	922,508
2.650% due 03/01/35 " §	634,899	681,329
4.000% due 08/01/26 "	17,310,837	18,356,862
5.500% due 03/01/18 - 06/01/41 "	3,275,525	3,589,134
6.000% due 04/01/33 "	3,823,800	4,330,457

		33,079,183

Government National Mortgage Association - 1.3%

1.625% due 09/20/34 - 01/20/35 " §	3,996,000	4,147,057
2.500% due 01/20/28 "	9,989,206	10,156,725
3.000% due 09/20/27 "	4,149,853	4,305,204
3.500% due 03/20/43 "	6,127,063	6,265,444
5.500% due 07/15/20 "	819,320	873,819
6.000% due 01/15/22 - 07/15/36 "	4,051,369	4,508,562

		30,256,811

Total Mortgage-Backed Securities (Cost $471,131,884)		470,066,647

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 13.5%

Ally Auto Receivables Trust
0.750% due 02/21/17 "	$3,700,000	$3,695,035
3.150% due 10/15/18 " ~	1,345,000	1,386,858
Ally Master Owner Trust
1.000% due 02/15/18 "	3,710,000	3,724,243
1.540% due 09/15/16 "	13,720,000	13,784,093
1.810% due 05/15/16 "	8,020,000	8,033,919
American Express Credit Account Master Trust
0.325% due 04/17/17 " §	4,545,000	4,547,297
0.990% due 03/15/18 "	4,800,000	4,817,618
1.290% due 03/15/18 " ~	5,485,000	5,521,749
AmeriCredit Automobile Receivables Trust
0.960% due 01/09/17 "	4,765,000	4,778,030
1.050% due 10/11/16 "	2,836,489	2,842,570
1.730% due 02/08/17 "	1,840,000	1,856,950
2.330% due 03/08/16 "	1,453,922	1,456,587
Bank of America Auto Trust 0.780% due 06/15/16 "	3,815,792	3,822,153
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	5,015,000	5,019,493
Capital Auto Receivables Asset Trust
0.790% due 06/20/17 "	5,930,000	5,934,667
1.090% due 03/20/18 "	3,170,000	3,167,009
2.220% due 01/22/19 "	870,000	871,923
CarMax Auto Owner Trust
0.840% due 03/15/17 "	6,521,210	6,541,566
0.890% due 09/15/16 "	1,329,032	1,332,732
1.690% due 08/15/19 "	435,000	433,253
1.930% due 11/15/19 "	620,000	617,342
Chase Issuance Trust 1.010% due 10/15/18 "	4,690,000	4,691,149
CIT Equipment Collateral 1.100% due 08/22/16 " ~	1,173,503	1,175,609
CNH Equipment Trust
0.690% due 06/15/18 "	6,235,000	6,247,510
0.860% due 09/15/17 "	6,296,809	6,313,855
0.940% due 05/15/17 "	1,323,941	1,327,877
CNH Wholesale Master Note Trust 0.755% due 08/15/19 " § ~	2,680,000	2,684,833
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	3,194,876	3,196,982
Discover Card Master Trust 0.860% due 11/15/17 "	12,595,000	12,656,098
Enterprise Fleet Financing LLC
0.680% due 09/20/18 " ~	4,907,088	4,907,191
0.870% due 09/20/19 " ~	2,325,000	2,324,077
1.060% due 03/20/19 " ~	2,465,000	2,473,602
Ford Credit Auto Lease Trust
0.850% due 01/15/15 "	705,420	705,653
1.230% due 11/15/16 "	2,800,000	2,810,195
1.510% due 08/15/17 "	1,915,000	1,921,384
Ford Credit Auto Owner Trust
0.580% due 12/15/16 "	2,465,003	2,468,686
0.670% due 04/15/18 "	2,855,000	2,858,789
4.050% due 10/15/16 "	915,000	929,306
Ford Credit Floorplan Master Owner Trust ‘A’
4.200% due 02/15/17 " ~	4,425,000	4,568,702
4.990% due 02/15/17 " ~	3,165,000	3,281,341
GE Capital Credit Card Master Note Trust
0.635% due 05/15/19 " §	2,840,000	2,841,113
1.030% due 01/15/18 "	4,300,000	4,317,024
5.750% due 03/15/18 " ~	2,035,000	2,122,717
GE Dealer Floorplan Master Note Trust 0.557% due 04/20/18 " §	11,260,000	11,295,604
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	2,969,985	2,977,085

	Principal Amount	Value
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	$3,870,000	$3,863,959
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	12,272,450	12,288,355
Huntington Auto Trust 0.810% due 09/15/16 "	3,209,489	3,217,102
Hyundai Auto Lease Securitization Trust 0.920% due 08/17/15 " ~	8,297,787	8,311,338
Hyundai Auto Receivables Trust
0.750% due 09/17/18 "	4,845,000	4,829,346
1.650% due 02/15/17 "	3,600,000	3,621,402
Mercedes-Benz Auto Lease Trust 0.620% due 07/15/16 "	2,865,000	2,867,197
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	5,297,666	5,307,724
Motor PLC (United Kingdom) 1.286% due 02/25/20 " ~	947,567	948,830
MVW Owner Trust 2.150% due 04/22/30 " ~	988,675	996,613
Navistar Financial Dealer Note Master Trust
0.824% due 01/25/18 " § ~	6,150,000	6,152,303
0.834% due 09/25/18 " § ~	3,515,000	3,528,389
Navistar Financial Owner Trust 1.190% due 01/18/19 " ~	14,015,000	14,050,969
Nissan Master Owner Trust Receivables 0.625% due 05/15/17 " §	11,635,000	11,670,539
Sierra Receivables Funding Co LLC 2.070% due 03/20/30 " ~	4,600,000	4,585,740
Sierra Timeshare Receivables Funding LLC
1.590% due 11/20/29 " ~	1,502,654	1,509,082
2.200% due 10/20/30 " ~	2,567,900	2,579,846
SMART Trust (Australia)
0.840% due 09/14/16 "	3,510,000	3,512,857
0.950% due 02/14/18 "	5,370,000	5,372,475
0.970% due 03/14/17 "	2,495,000	2,503,732
1.180% due 02/14/19 "	940,000	934,830
1.590% due 10/14/16 " ~	7,630,000	7,684,313
Volkswagen Auto Lease Trust 0.870% due 07/20/15 "	5,807,089	5,818,637
Volvo Financial Equipment LLC 0.820% due 04/16/18 " ~	2,470,000	2,466,146
Wheels SPV LLC 1.190% due 03/20/21 " ~	1,606,359	1,609,595
World Omni Automobile Lease Securitization Trust
0.930% due 11/16/15 "	2,924,577	2,930,254
1.060% due 11/15/17 "	3,405,000	3,416,519

Total Asset-Backed Securities (Cost $301,417,746)		301,859,561

U.S. GOVERNMENT AGENCY ISSUES - 3.1%

Fannie Mae
0.375% due 07/05/16	9,270,000	9,228,526
0.625% due 08/26/16	23,110,000	23,111,918
Federal Home Loan Bank 0.625% due 12/28/16	4,580,000	4,558,973
Freddie Mac 0.875% due 10/14/16	30,615,000	30,753,564

Total U.S. Government Agency Issues (Cost $67,537,473)		67,652,981

U.S. TREASURY OBLIGATIONS - 5.5%

U.S. Treasury Inflation Protected Securities - 3.5%

0.500% due 04/15/15 ^	15,384,851	15,708,180
2.000% due 07/15/14 ^ ‡	62,250,817	63,296,444

		79,004,624

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 2.0%

0.750% due 01/15/17	$44,130,000	$44,074,837

Total U.S. Treasury Obligations (Cost $122,582,979)		123,079,461

FOREIGN GOVERNMENT BONDS & NOTES - 1.4%

Hazine Mustesarligi Varlik Kiralama AS (Turkey) 4.557% due 10/10/18 ~	3,300,000	3,370,950
Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 355,060,000	28,351,577

Total Foreign Government Bonds & Notes (Cost $31,179,405)		31,722,527

MUNICIPAL BONDS - 0.3%

State Board of Administration Finance Corp FL ‘A’ 1.298% due 07/01/16	$6,475,000	6,554,254

Total Municipal Bonds (Cost $6,475,000)		6,554,254

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $38,820,010; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $39,597,863)	$38,820,010	$38,820,010

Total Short-Term Investment (Cost $38,820,010)		38,820,010

TOTAL INVESTMENTS - 100.0% (Cost $2,223,340,481)		2,236,135,928

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(168,581)

NET ASSETS - 100.0%		$2,235,967,347

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2014, an investment with a value of $91,512 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Notes (06/14)	70	$29,600

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,196,380,487	$-	$1,196,380,487	$-
	Mortgage-Backed Securities	470,066,647	-	470,066,647	-
	Asset-Backed Securities	301,859,561	-	301,859,561	-
	U.S. Government Agency Issues	67,652,981	-	67,652,981	-
	U.S. Treasury Obligations	123,079,461	-	123,079,461	-
	Foreign Government Bonds & Notes	31,722,527	-	31,722,527	-
	Municipal Bonds	6,554,254	-	6,554,254	-
	Short-Term Investment	38,820,010	-	38,820,010	-
	Derivatives:
	Interest Rate Contracts
	Futures	29,600	29,600	-	-

	Total	$2,236,165,528	$29,600	$2,236,135,928	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.8%

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	$1,460,000	$1,399,410
5.450% due 02/09/17 ~	920,000	972,900

		2,372,310

Barbados - 0.2%
Columbus International Inc 7.375% due 03/30/21 ~	2,000,000	2,062,500

Bermuda - 1.9%

China Oriental Group Co Ltd 7.000% due 11/17/17 ~	1,677,000	1,532,359
Digicel Group Ltd
7.125% due 04/01/22 ~	1,810,000	1,834,888
8.250% due 09/30/20 ~	4,300,000	4,611,750
10.500% due 04/15/18 ~	5,500,000	5,857,500
Digicel Ltd 7.000% due 02/15/20 ~	1,650,000	1,724,250
Ooredoo International Finance Ltd 7.875% due 06/10/19 ~	1,999,000	2,493,952

		18,054,699

Brazil - 0.4%
Banco Santander Brasil SA 8.000% due 03/18/16 ~	BRL 2,000,000	811,481
Banco Votorantim SA 6.250% due 05/16/16 ^ ~	2,800,000	1,388,505
Cia Energetica de Sao Paulo 9.750% due 01/15/15 ^ ~	$450,000	286,612
Itau Unibanco Holding SA 10.500% due 11/23/15 ~	BRL 1,850,000	803,107
Oi SA 9.750% due 09/15/16 ~	2,000,000	802,979

		4,092,684

Cayman - 7.5%
21Vianet Group Inc 7.875% due 03/22/16 ~	CNY 4,900,000	807,742
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	$1,600,000	1,482,502
Central China Real Estate Ltd
6.500% due 06/04/18 ~	1,500,000	1,376,025
8.000% due 01/28/20 ~	4,877,000	4,470,346
China SCE Property Holdings Ltd
10.500% due 01/14/16 ~	CNY 7,900,000	1,302,289
11.500% due 11/14/17 ~	$4,050,000	4,212,000
China Shanshui Cement Group Ltd
6.500% due 07/22/14 ~	CNY 4,900,000	789,581
8.500% due 05/25/16 ~	$3,300,000	3,386,625
10.500% due 04/27/17 ~	2,750,000	2,942,500
Comcel Trust 6.875% due 02/06/24 ~	1,500,000	1,573,125
Country Garden Holdings Co Ltd
7.250% due 04/04/21 ~	850,000	797,300
7.500% due 01/10/23 ~	8,016,000	7,494,960
10.500% due 08/11/15	776,000	828,380
11.250% due 04/22/17 ~	1,466,000	1,552,128
DEWA Sukuk Ltd 3.000% due 03/05/18 ~	541,000	551,009
DP World Sukuk Ltd 6.250% due 07/02/17 ~	3,280,000	3,645,064
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 4,500,000	7,934,301
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	$620,000	716,100

	Principal Amount	Value
JBS Finance II Ltd 8.250% due 01/29/18 ~	$3,229,000	$3,487,320
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	2,850,000	2,889,188
MIE Holdings Corp 9.750% due 05/12/16 ~	1,600,000	1,692,000
Nile Finance Ltd 5.250% due 08/05/15 ~	840,000	866,040
Sukuk Funding No 3 Ltd 4.348% due 12/03/18 ~	3,300,000	3,391,575
Sunac China Holdings Ltd
9.375% due 04/05/18 ~	3,100,000	3,045,750
12.500% due 10/16/17 ~	3,750,000	4,045,312
Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	5,950,000	6,388,812
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	1,600,000	1,500,000

		73,167,974

Chile - 0.4%
Banco del Estado de Chile
3.875% due 02/08/22 ~	180,000	178,524
4.125% due 10/07/20 ~	480,000	499,025
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	970,000	986,419
3.875% due 11/03/21 ~	590,000	596,501
7.500% due 01/15/19 ~	470,000	566,260
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	460,000	487,782
6.250% due 07/08/19 ~	600,000	677,823

		3,992,334

Colombia - 0.3%
Ecopetrol SA 7.625% due 07/23/19	490,000	589,837
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 1,358,000,000	735,147
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	2,254,000,000	1,200,189

		2,525,173

Costa Rica - 0.3%
Banco de Costa Rica 5.250% due 08/12/18 ~	$940,000	957,625
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	380,000	377,625
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	1,470,000	1,258,687

		2,593,937

Cyprus - 0.3%
Mriya Agro Holding PLC 9.450% due 04/19/18 ~	3,300,000	2,838,000

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,250,000	1,342,500

Hong Kong - 0.3%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,280,000	1,198,895
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 7,650,000	1,279,863
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$600,000	634,102

		3,112,860

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
India - 0.1%
Export-Import Bank of India
4.000% due 08/07/17 ~	$490,000	$512,094
4.000% due 01/14/23 ~	530,000	504,687

		1,016,781

Indonesia - 0.2%
P.T. Pertamina Persero 6.000% due 05/03/42 ~	974,000	864,425
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	500,000	507,500
Perusahaan Penerbit SBSN Indonesia 6.125% due 03/15/19 ~	930,000	1,020,675

		2,392,600

Ireland - 3.6%
Alfa Bank OJSC
7.500% due 09/26/19 ~	3,200,000	3,232,000
7.750% due 04/28/21 ~	3,200,000	3,288,000
8.625% due 04/26/16 ~	RUB 42,300,000	1,154,980
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$3,350,000	3,408,625
Credit Bank of Moscow 7.700% due 02/01/18 ~	3,293,000	3,198,326
Mobil Telesystems OJSC 8.625% due 06/22/20 ~	7,990,000	9,148,550
Rosneft Oil Co 4.199% due 03/06/22 ~	850,000	756,500
VEB-Leasing 5.125% due 05/27/16 ~	600,000	604,500
Vimpel Communications 7.748% due 02/02/21 ~	4,200,000	4,341,750
Vnesheconombank
5.450% due 11/22/17 ~	950,000	972,515
5.942% due 11/21/23 ~	490,000	466,725
6.025% due 07/05/22 ~	760,000	745,788
6.800% due 11/22/25 ~	2,204,000	2,204,000
6.902% due 07/09/20 ~	1,507,000	1,587,926

		35,110,185

Kazakhstan - 3.0%
Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,640,000	1,488,300
Halyk Savings Bank of Kazakhstan JSC
7.250% due 05/03/17 ~	1,517,000	1,620,914
7.250% due 01/28/21 ~	4,382,000	4,618,628
KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	600,000	558,000
Kazkommertsbank JSC
6.875% due 02/13/17	EUR 2,600,000	3,555,025
7.500% due 11/29/16 ~	$1,700,000	1,657,500
7.875% due 04/07/14 ~	1,650,000	1,645,875
8.000% due 11/03/15 ~	3,700,000	3,681,500
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	440,000	415,800
5.750% due 04/30/43 ~	1,800,000	1,626,750
6.375% due 04/09/21 ~	1,570,000	1,719,150
7.000% due 05/05/20 ~	1,570,000	1,778,025
9.125% due 07/02/18 ~	310,000	373,163
11.750% due 01/23/15 ~	736,000	791,200
Samruk-Energy JSC 3.750% due 12/20/17 ~	240,000	234,900
Zhaikmunai LLP 7.125% due 11/13/19 ~	3,050,000	3,179,625

		28,944,355

	Principal Amount	Value
Luxembourg - 4.3%
Altice Financing SA 7.875% due 12/15/19 ~	$1,910,000	$2,096,225
Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 3,300,000	1,265,315
Gazprom Neft OAO
4.375% due 09/19/22 ~	$1,493,000	1,332,503
6.000% due 11/27/23 ~	980,000	964,075
Gazprom OAO
4.950% due 02/06/28 ~	350,000	301,875
8.625% due 04/28/34 ~	900,000	1,030,500
MHP SA
8.250% due 04/02/20 ~	5,600,000	4,900,000
10.250% due 04/29/15 ~	5,017,000	4,966,830
Minerva Luxembourg SA
7.750% due 01/31/23 ~	2,500,000	2,566,250
12.250% due 02/10/22 ~	3,550,000	3,976,000
Promsvyazbank OJSC
8.500% due 04/25/17 ~	4,300,000	4,348,375
10.200% due 11/06/19 ~	1,650,000	1,683,000
Sberbank of Russia
5.500% due 02/26/24 § ~	420,000	394,275
5.717% due 06/16/21 ~	440,000	446,325
6.125% due 02/07/22 ~	1,420,000	1,466,150
TMK OAO
6.750% due 04/03/20 ~	4,300,000	3,784,000
7.750% due 01/27/18 ~	5,400,000	5,224,500
VTB Bank OJSC 6.875% due 05/29/18 ~	995,000	1,059,675

		41,805,873

Malaysia - 0.5%
Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	470,000	514,871
Axiata SPV2 Bhd 3.750% due 09/18/14 ~	CNY 1,800,000	291,290
MMI International Ltd 8.000% due 03/01/17 ~	$1,200,000	1,230,000
Petronas Capital Ltd
5.250% due 08/12/19 ~	1,070,000	1,207,455
7.875% due 05/22/22 ~	620,000	812,934
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	550,000	594,550

		4,651,100

Mexico - 1.6%
America Movil SAB de CV 6.450% due 12/05/22	MXN 16,700,000	1,197,785
Cemex SAB de CV
6.500% due 12/10/19 ~	$1,500,000	1,599,375
9.000% due 01/11/18 ~	6,200,000	6,773,500
Comision Federal de Electricidad
4.875% due 05/26/21 ~	880,000	921,800
4.875% due 01/15/24 ~	540,000	549,450
5.750% due 02/14/42 ~	1,070,000	1,048,600
Petroleos Mexicanos
5.500% due 06/27/44	304,000	294,880
6.000% due 03/05/20	391,000	442,318
6.500% due 06/02/41	1,110,000	1,221,000
7.190% due 09/12/24 ~	MXN 10,590,000	791,985
8.000% due 05/03/19	$600,000	735,000

		15,575,693

Netherlands - 3.7%
DTEK Finance BV 9.500% due 04/28/15 ~	200,000	193,000
Indo Energy Finance II BV 6.375% due 01/24/23 ~	6,436,000	5,148,800
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/20 ~	363,000	397,485
6.950% due 07/10/42 ~	1,285,000	1,313,912

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Majapahit Holding BV
7.750% due 10/17/16 ~	$950,000	$1,073,263
7.750% due 01/20/20 ~	760,000	875,900
8.000% due 08/07/19 ~	700,000	818,125
Marfrig Holding Europe BV
8.375% due 05/09/18 ~	1,400,000	1,404,200
9.875% due 07/24/17 ~	3,800,000	3,985,250
Metinvest BV
8.750% due 02/14/18 ~	7,400,000	6,882,000
10.250% due 05/20/15 ~	5,150,000	5,085,625
VimpelCom Holdings BV
7.504% due 03/01/22 ~	5,050,000	5,169,180
9.000% due 02/13/18 ~	RUB 40,000,000	1,097,883
VTR Finance BV 6.875% due 01/15/24 ~	$3,000,000	3,127,500

		36,572,123

Nigeria - 0.7%

Sea Trucks Group 9.000% due 03/26/18 ~	6,500,000	6,370,000

Peru - 0.2%

Minsur SA 6.250% due 02/07/24 ~	1,700,000	1,789,250

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	860,000	929,875
Petron Corp 7.000% due 11/10/17	PHP 38,000,000	861,144
Power Sector Assets & Liabilities Management Corp
7.250% due 05/27/19 ~	$970,000	1,166,425
7.390% due 12/02/24 ~	1,020,000	1,286,526

		4,243,970

Singapore - 0.4%
Olam International Ltd 6.000% due 10/25/22 ~	SGD 1,750,000	1,396,724
Yanlord Land Group Ltd
9.500% due 05/04/17 ~	$350,000	365,312
10.625% due 03/29/18 ~	2,150,000	2,300,500

		4,062,536

South Africa - 0.8%
Edcon Proprietary Ltd 9.500% due 03/01/18 ~	EUR 5,050,000	6,818,893
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 6,800,000	630,583

		7,449,476

Spain - 0.3%
Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$2,486,000	2,740,815

Sri Lanka - 0.0%

Bank of Ceylon 6.875% due 05/03/17 ~	400,000	420,000

Sweden - 1.3%

Eileme 2 AB 11.625% due 01/31/20 ~	4,950,000	5,921,437
TVN Finance Corp III AB 7.375% due 12/15/20 ~	EUR 4,500,000	6,834,864

		12,756,301

	Principal Amount	Value
Turkey - 0.1%
Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 2,365,000	$942,154

Ukraine - 0.5%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$4,800,000	4,584,000

United Arab Emirates - 1.2%

Anka a Sukuk Ltd 10.000% due 08/25/16 ~	AED 4,500,000	1,350,735
Dolphin Energy Ltd 5.888% due 06/15/19 ~	$794,197	888,309
DP World Ltd 6.850% due 07/02/37 ~	5,450,000	5,921,425
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	1,857,000	2,245,206
Emirates Airline
4.500% due 02/06/25 ~	500,000	485,000
5.125% due 06/08/16 ~	1,070,000	1,131,579

		12,022,254

United Kingdom - 3.3%
Afren PLC
6.625% due 12/09/20 ~	2,100,000	2,152,500
10.250% due 04/08/19 ~	2,040,000	2,333,250
Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 1,800,000	739,753
DTEK Finance PLC 7.875% due 04/04/18 ~	$7,491,000	6,479,715
Franshion Development Ltd 6.750% due 04/15/21 ~	1,580,000	1,591,850
Oschadbank
8.250% due 03/10/16 ~	1,800,000	1,575,000
8.875% due 03/20/18 ~	900,000	765,000
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	920,000	955,101
6.300% due 11/12/40 ~	470,000	511,464
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	600,000	590,899
Trillion Chance Ltd 8.500% due 01/10/19 ~	3,100,000	3,022,500
Ukraine Railways 9.500% due 05/21/18 ~	300,000	250,500
Ukreximbank 8.750% due 01/22/18 ~	1,826,000	1,570,360
Vedanta Resources PLC
8.250% due 06/07/21 ~	3,900,000	4,151,063
9.500% due 07/18/18 ~	2,100,000	2,383,500
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	3,500,000	3,517,500

		32,589,955

United States - 0.1%
Pemex Project Funding Master Trust 5.750% due 03/01/18	615,000	684,956

Venezuela - 0.6%

Petroleos de Venezuela SA
4.900% due 10/28/14	4,253,340	4,072,573
5.250% due 04/12/17 ~	870,000	654,675
5.375% due 04/12/27 ~	758,000	405,530
12.750% due 02/17/22 ~	530,000	482,300

		5,615,078

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Vietnam - 0.0%
Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	$250,000	$265,000

Total Corporate Bonds & Notes (Cost $380,348,719)		378,759,426

CONVERTIBLE CORPORATE BONDS & NOTES - 0.1%

Cayman - 0.1%

Chaowei Power Holdings Ltd 7.250% due 09/24/17 ~	CNY 4,000,000	636,378

Total Convertible Corporate Bonds & Notes (Cost $644,292)		636,378

FOREIGN GOVERNMENT BONDS & NOTES - 47.4%

Argentina - 0.9%

Argentina Boden 7.000% due 10/03/15	$6,528,000	6,390,912
Argentine Republic Government
8.280% due 12/31/33	1,811,634	1,430,348
8.750% due 06/02/17	710,000	663,850

		8,485,110

Azerbaijan - 0.1%
Republic of Azerbaijan 4.750% due 03/18/24 ~	930,000	938,370

Belarus - 0.6%

Republic of Belarus
8.750% due 08/03/15 ~	1,600,000	1,628,000
8.950% due 01/26/18 ~	4,020,000	4,140,600

		5,768,600

Bolivia - 0.1%
Bolivian Government
4.875% due 10/29/22 ~	450,000	448,875
5.950% due 08/22/23 ~	1,010,000	1,063,025

		1,511,900

Brazil - 4.1%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/20 ~	180,000	193,725
5.750% due 09/26/23 ~	450,000	471,375
6.500% due 06/10/19 ~	1,480,000	1,679,800
Brazil Letras do Tesouro Nacional
12.431% due 01/01/17	BRL 52,900,000	16,862,044
12.488% due 01/01/16	14,490,000	5,222,511
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/23	21,460,000	8,206,351
Brazilian Government
2.625% due 01/05/23	$1,750,000	1,553,125
4.250% due 01/07/25	1,964,000	1,902,625
4.875% due 01/22/21	1,550,000	1,655,400
5.625% due 01/07/41	166,000	168,988
6.000% due 01/17/17	278,000	309,553
8.500% due 01/05/24	BRL 1,927,000	800,440
8.875% due 04/15/24	$520,000	702,000

		39,727,937

	Principal Amount	Value
Chile - 0.2%
Chile Government
3.250% due 09/14/21	$790,000	$795,925
6.000% due 01/01/20 ~	CLP 485,000,000	938,216

		1,734,141

Colombia - 2.5%
Colombia Government
4.000% due 02/26/24	$500,000	496,250
6.125% due 01/18/41	2,810,000	3,168,275
7.375% due 01/27/17	323,000	374,196
7.375% due 03/18/19	1,420,000	1,714,650
7.375% due 09/18/37	1,263,000	1,626,112
7.750% due 04/14/21	COP 2,543,000,000	1,453,887
8.125% due 05/21/24	$1,330,000	1,735,650
9.850% due 06/28/27	COP 1,177,000,000	779,518
11.750% due 02/25/20	$1,130,000	1,638,500
12.000% due 10/22/15	COP 1,391,000,000	787,046
Colombian TES
7.000% due 05/04/22	8,670,000,000	4,586,402
7.500% due 08/26/26	3,000,000,000	1,570,347
10.000% due 07/24/24	5,178,000,000	3,298,450
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	2,668,000,000	1,224,449

		24,453,732

Costa Rica - 0.2%
Costa Rica Government
4.250% due 01/26/23 ~	$1,000,000	930,000
4.375% due 04/30/25 ~	400,000	361,000
5.625% due 04/30/43 ~	400,000	349,000

		1,640,000

Croatia - 0.6%
Croatia Government
6.250% due 04/27/17 ~	960,000	1,033,200
6.375% due 03/24/21 ~	1,880,000	2,035,100
6.625% due 07/14/20 ~	1,600,000	1,758,400
6.750% due 11/05/19 ~	890,000	984,563

		5,811,263

Dominican Republic - 0.3%
Dominican Republic
5.875% due 04/18/24 ~	1,200,000	1,197,000
6.600% due 01/28/24 ~	470,000	482,925
7.500% due 05/06/21 ~	1,620,000	1,814,400

		3,494,325

Ecuador - 0.1%
Ecuador Government 9.375% due 12/15/15 ~	600,000	637,800

Egypt - 0.1%

Egypt Government
5.750% due 04/29/20 ~	1,102,000	1,137,815
6.875% due 04/30/40 ~	310,000	282,100

		1,419,915

El Salvador - 0.3%
El Salvador Government
5.875% due 01/30/25 ~	980,000	926,100
7.375% due 12/01/19 ~	180,000	193,050
7.625% due 02/01/41 ~	333,000	328,005
7.650% due 06/15/35 ~	980,000	980,000
8.250% due 04/10/32 ~	265,000	283,550

		2,710,705

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Gabon - 0.3%
Gabonese Republic 6.375% due 12/12/24 ~	$2,794,300	$2,968,944

Georgia - 0.1%

Georgia Government 6.875% due 04/12/21 ~	555,000	608,835

Ghana - 0.1%

Republic of Ghana
7.875% due 08/07/23 ~	565,939	522,079
8.500% due 10/04/17 ~	151,000	153,831

		675,910

Guatemala - 0.2%
Guatemala Government 4.875% due 02/13/28 ~	1,990,000	1,940,250

Hungary - 3.0%

Hungary Government
4.125% due 02/19/18	1,882,000	1,919,640
4.750% due 02/03/15	405,000	415,165
5.375% due 02/21/23	3,050,000	3,107,645
5.375% due 03/25/24	1,398,000	1,404,291
5.500% due 12/22/16	HUF 559,450,000	2,603,949
5.750% due 11/22/23	$2,800,000	2,905,000
6.000% due 11/24/23	HUF 403,790,000	1,892,531
6.250% due 01/29/20	$1,600,000	1,754,000
6.500% due 06/24/19	HUF 172,270,000	831,420
6.750% due 11/24/17	898,510,000	4,348,402
7.000% due 06/24/22	620,750,000	3,087,770
7.625% due 03/29/41	$2,352,000	2,722,440
7.750% due 08/24/15	HUF 528,300,000	2,511,443

		29,503,696

Indonesia - 1.1%
Indonesia Government
4.875% due 05/05/21 ~	$760,000	782,800
5.875% due 03/13/20 ~	696,000	763,860
6.875% due 01/17/18 ~	2,010,000	2,293,913
7.750% due 01/17/38 ~	250,000	299,375
11.625% due 03/04/19 ~	1,130,000	1,541,038
Indonesia Treasury
6.125% due 05/15/28	IDR 6,400,000,000	455,359
6.625% due 05/15/33	11,640,000,000	834,037
8.375% due 03/15/24	6,160,000,000	559,199
8.375% due 03/15/34	13,341,000,000	1,163,490
9.000% due 03/15/29	3,600,000,000	330,986
9.500% due 06/15/15	18,000,000,000	1,635,083
10.750% due 05/15/16	750,000,000	70,465

		10,729,605

Iraq - 0.5%
Republic of Iraq 5.800% due 01/15/28 ~	$5,070,000	4,499,625

Ivory Coast - 0.9%

Ivory Coast Government 5.750% due 12/31/32 ~	9,470,000	8,949,150

Kazakhstan - 0.1%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	680,000	707,540

	Principal Amount	Value
Latvia - 0.2%

Republic of Latvia 2.750% due 01/12/20 ~	$1,820,000	$1,756,755

Lebanon - 0.9%

Lebanon Government
4.100% due 06/12/15 ~	1,011,000	1,020,860
5.150% due 11/12/18 ~	340,000	338,470
5.450% due 11/28/19 ~	770,000	766,227
6.000% due 01/27/23 ~	450,000	441,000
6.100% due 10/04/22 ~	2,570,000	2,545,071
6.375% due 03/09/20	1,460,000	1,511,100
6.600% due 11/27/26 ~	1,060,000	1,067,950
8.250% due 04/12/21 ~	1,250,000	1,410,938

		9,101,616

Lithuania - 0.8%
Lithuania Government
5.125% due 09/14/17 ~	770,000	844,059
6.125% due 03/09/21 ~	1,580,000	1,813,366
6.625% due 02/01/22 ~	2,040,000	2,416,380
7.375% due 02/11/20 ~	2,060,000	2,492,600

		7,566,405

Malaysia - 1.7%
Malaysia Government
3.418% due 08/15/22	MYR 18,831,000	5,516,748
3.480% due 03/15/23	8,890,000	2,595,706
3.580% due 09/28/18	13,200,000	4,023,265
4.160% due 07/15/21	1,060,000	327,669
4.262% due 09/15/16	13,000,000	4,065,459

		16,528,847

Mexico - 2.9%
Mexican Bonos
6.500% due 06/09/22	MXN 30,000,000	2,373,806
7.500% due 06/03/27	51,700,000	4,316,149
7.750% due 05/29/31	48,300,000	4,043,885
7.750% due 11/13/42	15,600,000	1,281,595
8.500% due 05/31/29	48,500,000	4,350,166
8.500% due 11/18/38	26,400,000	2,356,523
10.000% due 12/05/24	5,500,000	546,251
10.000% due 11/20/36	30,600,000	3,113,154
Mexico Government
4.750% due 03/08/44	$1,000,000	955,000
5.750% due 10/12/10	990,000	977,625
5.950% due 03/19/19	950,000	1,106,750
6.050% due 01/11/40	820,000	936,850
6.750% due 09/27/34	1,350,000	1,653,750

		28,011,504

Morocco - 0.3%
Morocco Government
4.250% due 12/11/22 ~	2,850,000	2,778,750
5.500% due 12/11/42 ~	560,000	522,200

		3,300,950

Nigeria - 0.1%
Nigeria Government 16.000% due 06/29/19	NGN 90,000,000	588,246

Pakistan - 0.2%

Pakistan Government
6.875% due 06/01/17 ~	$800,000	820,000
7.125% due 03/31/16 ~	1,250,000	1,284,375

		2,104,375

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Panama - 0.4%
Panama Government
4.300% due 04/29/53	$200,000	$164,750
6.700% due 01/26/36	1,485,000	1,752,300
7.125% due 01/29/26	195,000	242,288
8.875% due 09/30/27	510,000	708,900
9.375% due 04/01/29	480,000	683,040

		3,551,278

Paraguay - 0.1%
Republic of Paraguay 4.625% due 01/25/23 ~	1,150,000	1,150,000

Peru - 0.9%

Peruvian Government
6.850% due 02/12/42 ~	PEN 513,000	177,441
6.900% due 08/12/37 ~	1,671,000	589,014
6.950% due 08/12/31 ~	1,770,000	636,150
7.125% due 03/30/19	$270,000	327,038
7.350% due 07/21/25	2,110,000	2,724,537
8.200% due 08/12/26 ~	PEN 4,951,000	2,035,399
8.750% due 11/21/33	$1,720,000	2,519,800

		9,009,379

Philippines - 0.9%
Philippine Government
3.900% due 11/26/22	PHP 48,000,000	1,027,539
4.000% due 01/15/21	$1,920,000	2,023,200
6.250% due 01/14/36	PHP 40,000,000	909,801
7.750% due 01/14/31	$1,460,000	2,002,025
9.500% due 02/02/30	1,470,000	2,293,200
10.625% due 03/16/25	660,000	1,030,425

		9,286,190

Poland - 2.2%
Poland Government
2.750% due 08/25/23 ^	PLN 1,885,374	649,793
3.000% due 08/24/16 ^	2,124,497	734,384
3.000% due 03/17/23	$550,000	515,625
4.000% due 10/25/23	PLN 6,269,000	2,037,489
4.750% due 04/25/17	1,013,000	349,579
5.000% due 03/23/22	$860,000	940,625
5.250% due 10/25/20	PLN 2,145,000	764,130
5.500% due 10/25/19	7,146,000	2,568,103
5.750% due 10/25/21	4,645,000	1,703,587
5.750% due 09/23/22	22,185,000	8,159,448
5.750% due 04/25/29	3,606,000	1,345,780
6.375% due 07/15/19	$1,470,000	1,728,352

		21,496,895

Romania - 1.3%
Romania Government
4.375% due 08/22/23 ~	3,310,000	3,264,488
5.600% due 11/28/18	RON 620,000	200,772
5.750% due 04/29/20	1,430,000	460,440
5.800% due 10/26/15	4,350,000	1,397,389
5.850% due 07/28/14	3,080,000	961,636
5.850% due 04/26/23	940,000	302,931
5.900% due 07/26/17	2,840,000	922,736
6.125% due 01/22/44 ~	$550,000	581,900
6.750% due 02/07/22 ~	3,740,000	4,371,125

		12,463,417

Russia - 3.8%
Russian Federal
6.200% due 01/31/18	RUB 71,132,000	1,917,273
6.800% due 12/11/19	105,936,000	2,817,005
6.900% due 08/03/16	125,973,000	3,527,898

	Principal Amount	Value
7.000% due 01/25/23	RUB 57,485,000	$1,478,619
7.000% due 08/16/23	35,383,000	904,011
7.050% due 01/19/28	31,563,000	784,856
7.400% due 04/19/17	127,166,000	3,577,369
7.400% due 06/14/17	129,698,000	3,624,554
7.500% due 03/15/18	45,535,000	1,265,384
7.500% due 02/27/19	199,580,000	5,493,252
7.600% due 04/14/21	104,974,000	2,842,313
7.600% due 07/20/22	26,912,000	716,400
8.150% due 02/03/27	46,844,000	1,276,379
Russian Foreign
5.625% due 04/04/42 ~	$200,000	195,500
5.875% due 09/16/43 ~	1,200,000	1,191,000
7.500% due 03/31/30 ~	4,726,500	5,385,846

		36,997,659

Senegal - 0.2%
Senegal Government 8.750% due 05/13/21 ~	1,550,000	1,768,938

Serbia - 0.5%

Republic of Serbia
4.875% due 02/25/20 ~	620,000	621,550
5.875% due 12/03/18 ~	1,240,000	1,317,500
7.250% due 09/28/21 ~	3,045,000	3,422,123

		5,361,173

South Africa - 3.8%
South Africa Government
5.500% due 03/09/20	1,550,000	1,691,050
5.875% due 05/30/22	1,440,000	1,587,888
6.250% due 03/31/36	ZAR 19,300,000	1,369,112
6.500% due 02/28/41	18,700,000	1,334,222
6.875% due 05/27/19	$1,705,000	1,973,538
7.000% due 02/28/31	ZAR 68,310,000	5,492,168
7.750% due 02/28/23	56,800,000	5,217,399
8.000% due 12/21/18	60,800,000	5,819,203
8.250% due 09/15/17	64,800,000	6,279,316
8.750% due 02/28/48	9,000,000	827,798
10.500% due 12/21/26	48,669,000	5,366,058

		36,957,752

Sri Lanka - 0.2%
Sri Lanka Government
6.250% due 10/04/20 ~	$1,057,000	1,117,777
6.250% due 07/27/21 ~	610,000	638,213

		1,755,990

Thailand - 1.4%
Thailand Government
1.200% due 07/14/21 ^ ~	THB 26,300,000	827,293
1.250% due 03/12/28 ^ ~	30,608,100	840,089
3.250% due 06/16/17	77,300,000	2,426,436
3.625% due 06/16/23	114,723,000	3,531,120
3.650% due 12/17/21	56,200,000	1,745,523
3.875% due 06/13/19	149,000,000	4,751,924

		14,122,385

Turkey - 3.8%
Turkey Government
3.000% due 02/23/22 ^	TRY 13,964,027	6,359,744
3.250% due 03/23/23	$600,000	526,950
4.000% due 04/01/20 ^	TRY 3,304,466	1,602,273
4.875% due 04/16/43	$505,000	431,775
5.625% due 03/30/21	450,000	471,600
5.750% due 03/22/24	530,000	550,935
6.000% due 01/14/41	265,000	261,356
6.250% due 09/26/22	630,000	678,510
6.750% due 04/03/18	2,636,000	2,911,462

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
6.750% due 05/30/40	$770,000	$826,017
6.875% due 03/17/36	2,520,000	2,741,130
7.000% due 09/26/16	930,000	1,022,814
7.000% due 03/11/19	656,000	733,900
7.000% due 06/05/20	160,000	180,256
7.100% due 03/08/23	TRY 4,300,000	1,662,967
7.250% due 03/05/38	$478,000	542,530
7.375% due 02/05/25	1,880,000	2,161,060
7.500% due 07/14/17	965,000	1,088,395
7.500% due 11/07/19	245,000	281,260
8.000% due 02/14/34	750,000	911,250
8.300% due 06/20/18	TRY 4,750,000	2,087,851
8.500% due 09/14/22	5,000,000	2,138,150
8.800% due 09/27/23	2,240,000	966,790
9.000% due 05/21/14 ^	5,768,704	2,729,734
9.500% due 01/12/22	2,290,000	1,035,461
10.400% due 03/27/19	4,510,000	2,124,002

		37,028,172

Ukraine - 1.1%
Ukraine Government
6.250% due 06/17/16 ~	$480,000	458,400
7.500% due 04/17/23 ~	2,072,000	1,937,320
7.750% due 09/23/20 ~	845,000	798,525
7.800% due 11/28/22 ~	1,530,000	1,428,637
7.950% due 06/04/14 ~	1,860,000	1,827,822
7.950% due 02/23/21 ~	1,540,000	1,463,000
9.250% due 07/24/17 ~	2,830,000	2,801,700

		10,715,404

United Arab Emirates - 0.2%
Emirate of Dubai Government
5.250% due 01/30/43 ~	1,160,000	1,084,600
7.750% due 10/05/20 ~	447,000	560,538

		1,645,138

Uruguay - 1.0%
Uruguay Government
3.700% due 06/26/37 ^	UYU 14,607,592	612,808
4.125% due 11/20/45	$1,332,602	1,089,402
4.250% due 04/05/27 ^	UYU 25,868,849	1,189,395
4.375% due 12/15/28 ^	24,833,939	1,152,141
4.500% due 08/14/24	$1,266,120	1,300,938
5.000% due 09/14/18 ^	UYU 25,929,854	1,204,132
7.625% due 03/21/36	$770,000	989,450
7.875% due 01/15/33	1,525,000	2,005,375

		9,543,641

Venezuela - 1.8%
Venezuela Government
5.750% due 02/26/16 ~	540,000	470,475
6.000% due 12/09/20 ~	920,000	627,900
7.650% due 04/21/25	415,000	280,125

	Principal Amount	Value
7.750% due 10/13/19 ~	$1,025,000	$784,125
8.250% due 10/13/24 ~	905,000	633,500
8.500% due 10/08/14	2,069,000	2,037,965
9.000% due 05/07/23 ~	980,000	732,550
9.250% due 09/15/27	1,100,000	825,000
9.250% due 05/07/28 ~	900,000	661,500
11.750% due 10/21/26 ~	5,886,200	5,047,416
11.950% due 08/05/31 ~	5,305,000	4,535,775
12.750% due 08/23/22 ~	1,309,000	1,210,825

		17,847,156

Vietnam - 0.3%
Vietnam Government
6.750% due 01/29/20 ~	1,800,000	2,027,250
6.875% due 01/15/16 ~	1,000,000	1,080,000

		3,107,250

Total Foreign Government Bonds & Notes (Cost $470,967,806)		461,683,868

SHORT-TERM INVESTMENTS - 11.3%

Foreign Government Issues - 0.1%

Indonesia Treasury Bills 5.950% due 10/09/14	IDR 3,895,000,000	332,663
Nigeria Treasury Bills 12.252% due 04/10/14	NGN 171,600,000	1,036,706

		1,369,369

Repurchase Agreement - 11.2%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $109,320,202; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $111,509,213)	$109,320,202	109,320,202

Total Short-Term Investments (Cost $110,732,982)		110,689,571

TOTAL INVESTMENTS - 97.6% (Cost $962,693,799)		951,769,243

OTHER ASSETS & LIABILITIES, NET - 2.4%		23,167,887

NET ASSETS - 100.0%		$974,937,130

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	18,609,371	USD	8,223,319	04/14	BRC	($21,747)
BRL	1,212,246	USD	512,635	04/14	BRC	21,628
BRL	6,059,457	USD	2,677,621	04/14	GSC	(7,081)
BRL	9,461,312	USD	3,920,000	04/14	GSC	249,816
BRL	3,806,944	USD	1,596,928	04/14	MER	80,879
BRL	12,770,576	USD	5,410,000	04/14	MSC	218,284
BRL	2,582,250	USD	1,141,074	04/14	UBS	(3,018)
BRL	2,097,900	USD	900,000	05/14	BRC	16,688
BRL	6,059,457	USD	2,571,817	05/14	GSC	75,894
BRL	9,690,720	USD	4,160,000	05/14	SCB	74,410
CLP	122,210,000	USD	220,000	04/14	GSC	2,189

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CLP	443,819,250	USD	793,526	04/14	HSB	$13,378
CLP	1,063,682,052	USD	1,901,980	04/14	SCB	31,892
CNY	102,425,739	USD	16,701,573	04/14	HSB	(136,496)
CNY	7,408,800	USD	1,200,000	04/14	MER	(1,792)
COP	731,120,000	USD	370,000	04/14	BRC	105
COP	9,838,763,600	USD	4,870,000	04/14	CSF	113,381
CZK	118,095,040	USD	5,855,168	04/14	DUB	72,307
CZK	28,335,178	USD	1,424,967	05/14	BRC	(2,498)
EUR	7,600,000	USD	10,283,902	04/14	BRC	185,938
GBP	1,374,616	USD	2,281,239	04/14	JPM	10,226
HUF	985,883,129	USD	4,387,684	04/14	DUB	25,120
HUF	252,156,258	USD	1,110,000	04/14	UBS	18,649
IDR	997,173,101	USD	86,877	04/14	DUB	1,556
IDR	16,305,770,000	USD	1,430,000	04/14	MER	16,060
IDR	7,455,500,000	USD	650,000	04/14	SCB	11,183
ILS	5,256,728	USD	1,499,074	04/14	DUB	7,760
ILS	6,627,191	USD	1,890,000	04/14	MER	9,675
INR	525,741,455	USD	8,405,811	04/14	GSC	316,852
INR	578,895,000	USD	9,285,704	04/14	MER	318,837
KRW	6,599,778,000	USD	6,190,000	04/14	JPM	12,624
MXN	11,049,651	USD	840,000	04/14	BRC	4,533
MXN	118,645,433	USD	8,847,204	04/14	CIT	220,959
MXN	86,780,216	USD	6,476,861	04/14	CSF	155,819
MXN	128,890,822	USD	9,839,997	04/14	GSC	11,230
MXN	42,261,864	USD	3,150,086	04/14	JPM	80,022
MXN	76,086,999	USD	5,662,120	04/14	SCB	153,269
MXN	43,508,548	USD	3,244,969	05/14	CIT	72,743
MXN	72,186,893	USD	5,388,449	05/14	HSB	116,110
MYR	6,460,350	USD	1,950,000	04/14	BRC	31,763
MYR	1,052,320	USD	320,000	04/14	GSC	2,807
MYR	3,900,000	USD	1,186,709	04/14	JPM	9,647
MYR	758,425	USD	230,000	04/14	MER	2,653
MYR	14,169,225	USD	4,306,755	05/14	BRC	33,564
MYR	12,700,000	USD	3,855,144	06/14	DUB	28,260
MYR	12,700,000	USD	3,849,068	06/14	UBS	34,336
PEN	645,840	USD	227,609	04/14	UBS	1,240
PEN	1,540,666	USD	526,094	11/14	DUB	9,276
PEN	3,570,462	USD	1,221,088	11/14	MER	19,621
PEN	1,327,188	USD	452,502	11/14	MSC	8,686
PHP	270,958,266	USD	5,961,678	05/14	HSB	86,410
PLN	9,718,619	USD	3,141,103	04/14	BRC	67,156
PLN	43,050,618	USD	14,152,556	05/14	DUB	33,556
RON	10,278,523	USD	3,085,717	04/14	DUB	83,642
RUB	70,200,950	USD	1,970,000	04/14	BRC	14,057
RUB	277,217,679	USD	7,709,944	04/14	HSB	122,643
RUB	61,303,500	USD	1,710,000	04/14	JPM	21,406
RUB	33,717,800	USD	940,000	04/14	MER	12,298
RUB	408,788,691	USD	11,162,816	05/14	BRC	307,821
RUB	292,795,516	USD	7,983,902	05/14	CSF	231,958
RUB	44,907,300	USD	1,230,000	05/14	HSB	30,102
SGD	655,507	USD	520,000	04/14	BRC	1,120
SGD	22,602,217	USD	17,839,161	04/14	MER	129,320
THB	70,001,800	USD	2,137,117	04/14	BRC	18,102
THB	129,325,423	USD	3,924,628	04/14	UBS	57,050
THB	76,500,000	USD	2,355,658	05/14	GSC	(3,523)
THB	61,400,000	USD	1,886,329	05/14	MER	1,529
THB	195,136,360	USD	5,994,052	06/14	SCB	(2,245)
TRY	11,517,950	USD	5,165,000	04/14	HSB	170,897
TRY	11,494,449	USD	5,165,000	04/14	UBS	160,010
TRY	9,940,275	USD	4,450,000	05/14	CIT	115,483
TRY	5,429,875	USD	2,420,000	05/14	HSB	73,895
TWD	21,605,300	USD	710,000	04/14	GSC	74
TWD	215,300,000	USD	7,120,886	04/14	MER	(44,895)
TWD	212,740,498	USD	7,024,616	04/14	SCB	(32,745)
USD	7,746,569	BRL	18,609,371	04/14	BRC	(455,005)
USD	535,681	BRL	1,212,246	04/14	BRC	1,417
USD	2,591,727	BRL	6,059,457	04/14	GSC	(78,814)
USD	4,180,871	BRL	9,461,312	04/14	GSC	11,056
USD	1,682,256	BRL	3,806,944	04/14	MER	4,449
USD	5,643,206	BRL	12,770,576	04/14	MSC	14,923

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,100,000	BRL	2,582,250	04/14	UBS	($38,056)
USD	6,851,006	BRL	15,677,157	05/14	CIT	792
USD	5,199,884	COP	10,485,567,068	04/14	JPM	(111,105)
USD	1,079,440	COP	2,136,698,050	04/14	MER	(2,808)
USD	25,807,786	EUR	18,997,030	04/14	DUB	(362,724)
USD	9,528,240	GBP	5,802,821	04/14	UBS	(144,977)
USD	3,473,955	HUF	785,382,176	05/14	BRC	(35,518)
USD	174,200	HUF	39,747,771	05/14	DUB	(3,413)
USD	406,341	KRW	433,200,000	04/14	UBS	(791)
USD	2,021,650	MXN	26,575,255	04/14	DUB	(9,517)
USD	2,648,417	MXN	35,232,954	04/14	HSB	(44,465)
USD	300,000	PHP	13,494,000	04/14	JPM	(1,438)
USD	500,000	PLN	1,522,103	04/14	BRC	(2,468)
USD	1,650,245	PLN	5,032,215	05/14	BRC	(7,828)
USD	1,393,441	PLN	4,227,065	05/14	DUB	483
USD	264,343	RON	874,155	04/14	BRC	(5,201)
USD	58,031	RON	191,878	04/14	JPM	(1,135)
USD	636,946	RON	2,103,197	05/14	BRC	(10,381)
USD	4,230,132	RUB	154,717,294	04/14	BRC	(139,577)
USD	8,282,006	RUB	299,870,029	04/14	CSF	(189,900)
USD	3,482,155	RUB	128,319,226	04/14	HSB	(141,989)
USD	5,344,295	RUB	187,165,210	04/14	HSB	54,532
USD	2,092,534	RUB	75,054,950	05/14	HSB	(13,513)
USD	780,000	SGD	987,133	04/14	MER	(4,758)
USD	5,850,000	TRY	13,642,200	04/14	CIT	(469,994)
USD	1,311,950	TRY	3,050,547	04/14	DUB	(101,270)
USD	2,575,183	TRY	5,802,144	04/14	MSC	(112,765)
USD	440,000	TRY	950,664	04/14	UBS	(412)
USD	3,085,569	TRY	6,712,038	05/14	HSB	2,788
USD	1,974,603	TRY	4,754,439	08/14	DUB	(153,884)
USD	350,000	TWD	10,664,500	04/14	MSC	(497)
USD	5,010,300	ZAR	55,096,519	04/14	BRC	(200,627)
USD	5,559,700	ZAR	61,082,160	04/14	UBS	(217,338)
ZAR	10,990,189	USD	1,010,000	04/14	DUB	29,432
ZAR	52,077,534	USD	4,812,680	04/14	GSC	112,716
ZAR	3,543,597	USD	330,000	04/14	UBS	5,147

Total Forward Foreign Currency Contracts						$1,559,925

(c)	Swap agreements outstanding as of March 31, 2014 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	HSB	Pay	10.955%	07/01/15	BRL 10,909,448	($15,872)	$-	($15,872)
3-Month ZAR JIBAR	BRC	Pay	6.580%	11/07/16	ZAR 56,400,000	(67,294)	-	(67,294)
Brazil CETIP Interbank	HSB	Pay	12.303%	01/02/17	BRL 24,641,541	(12,299)	-	(12,299)
Brazil CETIP Interbank	HSB	Pay	12.490%	01/02/17	12,054,218	10,070	-	10,070
3-Month ZAR JIBAR	HSB	Pay	6.695%	01/14/17	ZAR 28,352,000	(28,049)	-	(28,049)
3-Month ZAR JIBAR	MSC	Pay	6.760%	01/17/17	28,600,000	(23,864)	-	(23,864)

						($137,308)	$-	($137,308)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 7.875% due 04/15/19	SCB	04/15/19	IDR 9,500,000,000	$845,467	$814,838	$30,629
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	27,500,000,000	3,073,774	3,479,592	(405,818)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	29,233,000,000	2,653,744	2,420,920	232,824
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	841,901	966,375	(124,474)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	10,000,000,000	882,222	1,008,746	(126,524)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,402,333	1,618,076	(215,743)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	1,191,150	1,372,400	(181,250)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	974,476	1,142,488	(168,012)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	380,330	366,059	14,271
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	10,960,000,000	955,839	919,974	35,865

				$13,201,236	$14,109,468	($908,232)

Total Swap Agreements				$13,063,928	$14,109,468	($1,045,540)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$378,759,426	$-	$378,759,426	$-
	Convertible Corporate Bonds & Notes	636,378	-	636,378	-
	Foreign Government Bonds & Notes	461,683,868	-	461,683,868	-
	Short-Term Investments	110,689,571	-	110,689,571	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,878,133	-	4,878,133	-
	Interest Rate Contracts
	Swaps	13,211,306	-	13,211,306	-

	Total Assets - Derivatives	18,089,439	-	18,089,439	-

	Total Assets	969,858,682	-	969,858,682	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,318,208)	-	(3,318,208)	-
	Interest Rate Contracts
	Swaps	(147,378)	-	(147,378)	-

	Total Liabilities - Derivatives	(3,465,586)	-	(3,465,586)	-

	Total Liabilities	(3,465,586)	-	(3,465,586)	-

	Total	$966,393,096	$-	$966,393,096	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND AMERICAN FUNDS® GROWTH PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)	PACIFIC SELECT FUND AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,345,483	$342,771,718

TOTAL INVESTMENTS - 100.0% (Cost $217,783,892)		342,771,718

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(108,765)

NET ASSETS - 100.0%		$342,662,953

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	16,428,983	$845,106,877

TOTAL INVESTMENTS - 100.0% (Cost $561,496,329)		845,106,877

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(252,954)

NET ASSETS - 100.0%		$844,853,923

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$342,771,718	$342,771,718	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$845,106,877	$845,106,877	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 13.8%

Carnival Corp (Panama)	681,015	$25,783,228
Comcast Corp ‘A’	485,060	24,262,701
General Motors Co	960,871	33,073,180
Johnson Controls Inc	387,669	18,344,497
Kohl’s Corp	327,155	18,582,404
Newell Rubbermaid Inc	348,972	10,434,263
Target Corp	201,397	12,186,532
Time Warner Cable Inc	164,006	22,498,343
Time Warner Inc	181,769	11,874,969
Twenty-First Century Fox Inc ‘B’	709,376	22,075,781
Viacom Inc ‘B’	463,486	39,391,675

		238,507,573

Consumer Staples - 5.0%

ConAgra Foods Inc	869,512	26,980,957
CVS Caremark Corp	414,213	31,007,985
Mondelez International Inc ‘A’	419,585	14,496,662
Tyson Foods Inc ‘A’	19,564	861,012
Unilever NV ‘NY’ (Netherlands)	344,100	14,149,392

		87,496,008

Energy - 16.1%

BP PLC ADR (United Kingdom)	704,964	33,908,768
Chevron Corp	178,634	21,241,369
Halliburton Co	705,958	41,573,867
Murphy Oil Corp	360,153	22,639,218
Noble Corp PLC (United Kingdom)	194,927	6,381,910
Occidental Petroleum Corp	210,242	20,033,960
QEP Resources Inc	617,117	18,167,924
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	456,802	33,373,954
Suncor Energy Inc (NYSE) (Canada)	1,013,931	35,447,028
Weatherford International Ltd * (Switzerland)	2,631,640	45,685,270

		278,453,268

Financials - 24.2%

Aflac Inc	164,033	10,340,640
Bank of America Corp	1,591,330	27,370,876
Citigroup Inc	1,436,903	68,396,583
Fifth Third Bancorp	898,891	20,629,548
JPMorgan Chase & Co	986,873	59,913,060
MetLife Inc	438,132	23,133,370
Morgan Stanley	862,410	26,881,320
State Street Corp	190,914	13,278,069
The Allstate Corp	586,475	33,182,755
The Bank of New York Mellon Corp	1,102,729	38,915,306
The Goldman Sachs Group Inc	104,548	17,130,190
The PNC Financial Services Group Inc	300,327	26,128,449
The Travelers Cos Inc	71,775	6,108,053
US Bancorp	212,516	9,108,436
Wells Fargo & Co	773,779	38,487,767

		419,004,422

Health Care - 15.0%

Bristol-Myers Squibb Co	471,213	24,479,515
Cardinal Health Inc	148,688	10,405,186
Express Scripts Holding Co *	180,265	13,536,099
GlaxoSmithKline PLC ADR (United Kingdom)	308,767	16,497,421
Merck & Co Inc	705,255	40,037,326
Novartis AG (Switzerland)	303,931	25,814,504
Pfizer Inc	920,683	29,572,338
Roche Holding AG ADR (Switzerland)	465,298	17,551,041
Sanofi ADR (France)	444,842	23,256,340

	Shares	Value
UnitedHealth Group Inc	453,835	$37,209,932
WellPoint Inc	223,576	22,256,991

		260,616,693

Industrials - 6.5%

Emerson Electric Co	306,176	20,452,557
General Electric Co	1,358,224	35,164,419
Honeywell International Inc	148,117	13,739,333
Ingersoll-Rand PLC (Ireland)	394,613	22,587,648
Textron Inc	549,424	21,586,869

		113,530,826

Information Technology - 10.1%

Autodesk Inc *	207,558	10,207,703
Cisco Systems Inc	1,195,664	26,794,830
Corning Inc	982,194	20,449,279
eBay Inc *	452,816	25,013,556
Hewlett-Packard Co	1,047,581	33,899,721
Intel Corp	622,896	16,076,946
Microsoft Corp	786,018	32,218,878
Yahoo! Inc *	292,598	10,504,268

		175,165,181

Materials - 2.2%

Alcoa Inc	1,649,721	21,231,909
International Paper Co	373,781	17,149,073

		38,380,982

Telecommunication Services - 2.0%

AT&T Inc	184,802	6,481,006
Verizon Communications Inc	376,564	17,913,150
Vivendi SA (France)	178,822	4,988,571
Vodafone Group PLC ADR (United Kingdom)	130,727	4,812,061

		34,194,788

Utilities - 2.5%

FirstEnergy Corp	255,905	8,708,447
PG&E Corp	326,344	14,098,061
PPL Corp	629,374	20,857,454

		43,663,962

Total Common Stocks (Cost $1,151,374,315)		1,689,013,703

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $44,349,668; collateralized by Fannie Mae: 1.670% - 1.740% due 11/20/18 - 12/26/18 and value $45,239,388)	$44,349,668	44,349,668

Total Short-Term Investment (Cost $44,349,668)		44,349,668

TOTAL INVESTMENTS - 100.0% (Cost $1,195,723,983)		1,733,363,371

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(446,851)

NET ASSETS - 100.0%		$1,732,916,520

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	9,135,312	CAD	10,259,357	04/14	BRC	($139,161)
USD	9,308,045	CAD	10,453,912	04/14	CIB	(142,306)
USD	9,136,646	CAD	10,259,357	04/14	GSC	(137,827)
USD	12,182,182	CHF	10,766,527	04/14	BRC	1,034
USD	11,912,102	CHF	10,528,071	04/14	CIT	741
USD	11,912,278	CHF	10,528,071	04/14	GSC	916
USD	15,561,617	EUR	11,286,561	04/14	BRC	13,571
USD	15,558,524	EUR	11,286,561	04/14	CIB	10,479
USD	15,563,050	EUR	11,286,561	04/14	CIT	15,005
USD	15,542,044	EUR	11,272,120	04/14	GSC	13,892
USD	11,514,263	GBP	6,983,903	04/14	BRC	(126,652)
USD	11,517,224	GBP	6,983,903	04/14	CIB	(123,690)
USD	11,406,696	GBP	6,917,526	04/14	CIT	(123,580)
USD	11,515,620	GBP	6,983,904	04/14	GSC	(125,297)

Total Forward Foreign Currency Contracts						($862,875)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$238,507,573	$238,507,573	$-	$-
	Consumer Staples	87,496,008	87,496,008	-	-
	Energy	278,453,268	278,453,268	-	-
	Financials	419,004,422	419,004,422	-	-
	Health Care	260,616,693	234,802,189	25,814,504	-
	Industrials	113,530,826	113,530,826	-	-
	Information Technology	175,165,181	175,165,181	-	-
	Materials	38,380,982	38,380,982	-	-
	Telecommunication Services	34,194,788	29,206,217	4,988,571	-
	Utilities	43,663,962	43,663,962	-	-

		1,689,013,703	1,658,210,628	30,803,075	-
	Short-Term Investment	44,349,668	-	44,349,668	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	55,638	-	55,638	-

	Total Assets	1,733,419,009	1,658,210,628	75,208,381	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(918,513)	-	(918,513)	-

	Total Liabilities	(918,513)	-	(918,513)	-

	Total	$1,732,500,496	$1,658,210,628	$74,289,868	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 11.8%

Carnival Corp (Panama)	168,200	$6,368,052
Family Dollar Stores Inc	44,000	2,552,440
Johnson Controls Inc	152,100	7,197,372
Kohl’s Corp	95,200	5,407,360
L Brands Inc	87,600	4,973,052
Marriott International Inc ‘A’	79,800	4,470,396
Mattel Inc	182,500	7,320,075
McDonald’s Corp	40,700	3,989,821
MGM Resorts International *	93,300	2,412,738
NIKE Inc ‘B’	55,500	4,099,230
Omnicom Group Inc	112,700	8,182,020
Ross Stores Inc	129,000	9,229,950
Target Corp	28,900	1,748,739
The Home Depot Inc	122,200	9,669,686
The Walt Disney Co	109,300	8,751,651
Time Warner Cable Inc	56,700	7,778,106
Time Warner Inc	165,600	10,818,648

		104,969,336

Consumer Staples - 8.8%

Colgate-Palmolive Co	55,400	3,593,798
Costco Wholesale Corp	34,200	3,819,456
General Mills Inc	127,700	6,617,414
Kellogg Co	37,800	2,370,438
McCormick & Co Inc	46,000	3,300,040
Mondelez International Inc ‘A’	132,600	4,581,330
Nestle SA (Switzerland)	81,700	6,156,001
PepsiCo Inc	188,800	15,764,800
Pernod Ricard SA (France)	45,776	5,333,143
Philip Morris International Inc	104,800	8,579,976
The Coca-Cola Co	85,200	3,293,832
The Procter & Gamble Co	44,100	3,554,460
Wal-Mart Stores Inc	76,200	5,823,966
Walgreen Co	77,800	5,137,134

		77,925,788

Energy - 7.3%

Apache Corp	53,400	4,429,530
Chevron Corp	78,800	9,370,108
EQT Corp	75,700	7,340,629
Exxon Mobil Corp	111,500	10,891,320
Occidental Petroleum Corp	69,500	6,622,655
Phillips 66	74,200	5,717,852
Schlumberger Ltd (Netherlands)	101,200	9,867,000
Spectra Energy Corp	225,200	8,318,888
The Williams Cos Inc	50,206	2,037,360

		64,595,342

Financials - 19.7%

American Express Co	122,800	11,055,684
American Tower Corp REIT	58,500	4,789,395
Aon PLC (United Kingdom)	116,500	9,818,620
Barclays PLC (United Kingdom)	1,077,682	4,203,635
Crown Castle International Corp REIT	191,000	14,091,980
General Growth Properties Inc REIT	257,500	5,665,000
JPMorgan Chase & Co	238,700	14,491,477
LPL Financial Holdings Inc	59,500	3,126,130
McGraw Hill Financial Inc	49,900	3,807,370
Morgan Stanley	132,200	4,120,674
Northern Trust Corp	92,000	6,031,520
State Street Corp	181,900	12,651,145
TD Ameritrade Holding Corp	232,290	7,886,245
The Allstate Corp	132,000	7,468,560
The Charles Schwab Corp	13,800	377,154
The Chubb Corp	95,400	8,519,220
The PNC Financial Services Group Inc	114,300	9,944,100

	Shares	Value
US Bancorp	400,800	$17,178,288
Waddell & Reed Financial Inc ‘A’	87,900	6,471,198
Wells Fargo & Co	310,900	15,464,166
Weyerhaeuser Co REIT	174,500	5,121,575
Willis Group Holdings PLC (Ireland)	53,700	2,369,781

		174,652,917

Health Care - 16.1%

Agilent Technologies Inc	144,000	8,052,480
AmerisourceBergen Corp	68,100	4,466,679
Becton Dickinson & Co	53,000	6,205,240
Cigna Corp	41,900	3,508,287
Covidien PLC (Ireland)	106,100	7,815,326
DENTSPLY International Inc	201,400	9,272,456
Johnson & Johnson	101,000	9,921,230
McKesson Corp	88,300	15,591,131
Medtronic Inc	46,100	2,836,994
Merck & Co Inc	231,700	13,153,609
Pfizer Inc	673,200	21,623,184
Stryker Corp	98,200	8,000,354
Thermo Fisher Scientific Inc	122,300	14,705,352
UnitedHealth Group Inc	170,900	14,012,091
Zoetis Inc	117,100	3,388,874

		142,553,287

Industrials - 13.8%

CH Robinson Worldwide Inc	28,200	1,477,398
Danaher Corp	209,600	15,720,000
Eaton Corp PLC (Ireland)	81,099	6,092,157
Equifax Inc	79,500	5,408,385
Expeditors International of Washington Inc	44,600	1,767,498
Fastenal Co	127,900	6,308,028
Flowserve Corp	50,000	3,917,000
Fluor Corp	32,700	2,541,771
Illinois Tool Works Inc	81,100	6,595,863
Iron Mountain Inc	103,811	2,862,069
Norfolk Southern Corp	71,200	6,918,504
Pall Corp	107,200	9,591,184
Robert Half International Inc	51,400	2,156,230
Rockwell Collins Inc	41,400	3,298,338
Roper Industries Inc	89,200	11,909,092
Stanley Black & Decker Inc	23,100	1,876,644
Tyco International Ltd (Switzerland)	244,000	10,345,600
United Parcel Service Inc ‘B’	75,400	7,342,452
United Technologies Corp	137,500	16,065,500

		122,193,713

Information Technology - 11.5%

Accenture PLC ‘A’ (Ireland)	147,700	11,774,644
Analog Devices Inc	48,400	2,571,976
Apple Inc	16,300	8,748,862
Applied Materials Inc	308,500	6,299,570
Automatic Data Processing Inc	132,500	10,236,950
Cisco Systems Inc	224,200	5,024,322
Fidelity National Information Services Inc	83,800	4,479,110
Linear Technology Corp	22,400	1,090,656
Microchip Technology Inc	73,600	3,515,136
Microsoft Corp	223,200	9,148,968
QUALCOMM Inc	52,200	4,116,492
Texas Instruments Inc	283,100	13,348,165
Visa Inc ‘A’	76,800	16,578,048
Xilinx Inc	94,500	5,128,515

		102,061,414

Materials - 5.2%

Airgas Inc	34,100	3,631,991
Ecolab Inc	89,400	9,654,306
Nucor Corp	58,500	2,956,590
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	88,800	3,216,336

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Praxair Inc	76,100	$9,966,817
Sigma-Aldrich Corp	77,500	7,236,950
The Sherwin-Williams Co	46,200	9,107,406

		45,770,396

Telecommunication Services - 0.8%

AT&T Inc	211,700	7,424,319

Utilities - 1.1%

Entergy Corp	73,100	4,886,735
Sempra Energy	53,800	5,205,688

		10,092,423

Total Common Stocks (Cost $586,494,958)		852,238,935

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.8%

Repurchase Agreement - 3.8%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $33,344,491; collateralized by Fannie Mae: 1.670% due 11/20/18 and value $15,770,000; and Freddie Mac: 1.830% due 11/05/18 and value $18,243,313)	$33,344,491	$33,344,491

Total Short-Term Investment (Cost $33,344,491)		33,344,491

TOTAL INVESTMENTS - 99.9% (Cost $619,839,449)		885,583,426

OTHER ASSETS & LIABILITIES, NET - 0.1%		713,026

NET ASSETS - 100.0%		$886,296,452

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$104,969,336	$104,969,336	$-	$-
	Consumer Staples	77,925,788	66,436,644	11,489,144	-
	Energy	64,595,342	64,595,342	-	-
	Financials	174,652,917	170,449,282	4,203,635	-
	Health Care	142,553,287	142,553,287	-	-
	Industrials	122,193,713	122,193,713	-	-
	Information Technology	102,061,414	102,061,414	-	-
	Materials	45,770,396	45,770,396	-	-
	Telecommunication Services	7,424,319	7,424,319	-	-
	Utilities	10,092,423	10,092,423	-	-

		852,238,935	836,546,156	15,692,779	-
	Short-Term Investment	33,344,491	-	33,344,491	-

	Total	$885,583,426	$836,546,156	$49,037,270	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 11.9%

Amazon.com Inc *	26,163	$8,804,373
AutoNation Inc *	4,421	235,330
AutoZone Inc *	2,371	1,273,464
Bed Bath & Beyond Inc *	14,966	1,029,661
Best Buy Co Inc	19,154	505,857
BorgWarner Inc	16,032	985,487
Cablevision Systems Corp ‘A’	15,020	253,387
CarMax Inc *	15,705	734,994
Carnival Corp (Panama)	30,863	1,168,473
CBS Corp ‘B’	38,811	2,398,520
Chipotle Mexican Grill Inc *	2,182	1,239,485
Coach Inc	19,523	969,512
Comcast Corp ‘A’	183,316	9,169,466
Darden Restaurants Inc	9,250	469,530
Delphi Automotive PLC (United Kingdom)	19,612	1,330,870
DIRECTV *	33,323	2,546,544
Discovery Communications Inc ‘A’ *	15,642	1,293,593
Dollar General Corp *	20,723	1,149,712
Dollar Tree Inc *	14,611	762,402
DR Horton Inc	19,947	431,853
Expedia Inc	7,211	522,797
Family Dollar Stores Inc	6,701	388,725
Ford Motor Co	277,367	4,326,925
Fossil Group Inc *	3,381	394,258
GameStop Corp ‘A’	8,208	337,349
Gannett Co Inc	16,078	443,753
Garmin Ltd (Switzerland)	8,640	477,446
General Motors Co	91,684	3,155,763
Genuine Parts Co	10,810	938,848
Graham Holdings Co ‘B’	307	216,051
H&R Block Inc	19,287	582,275
Harley-Davidson Inc	15,486	1,031,522
Harman International Industries Inc	4,768	507,315
Hasbro Inc	8,197	455,917
International Game Technology	17,426	245,010
Johnson Controls Inc	46,702	2,209,939
Kohl’s Corp	14,187	805,822
L Brands Inc	17,187	975,706
Leggett & Platt Inc	9,770	318,893
Lennar Corp ‘A’	12,365	489,901
Lowe’s Cos Inc	73,553	3,596,742
Macy’s Inc	25,916	1,536,560
Marriott International Inc ‘A’	15,552	871,223
Mattel Inc	23,939	960,193
McDonald’s Corp	69,618	6,824,653
Michael Kors Holdings Ltd * (United Kingdom)	12,619	1,176,974
Mohawk Industries Inc *	4,311	586,210
Netflix Inc *	4,207	1,480,990
Newell Rubbermaid Inc	19,617	586,548
News Corp ‘A’ *	34,963	602,063
NIKE Inc ‘B’	52,339	3,865,759
Nordstrom Inc	10,101	630,807
O’Reilly Automotive Inc *	7,481	1,110,106
Omnicom Group Inc	18,160	1,318,416
PetSmart Inc	7,296	502,621
priceline.com Inc *	3,668	4,371,852
PulteGroup Inc	24,140	463,247
PVH Corp	5,727	714,558
Ralph Lauren Corp	4,145	667,055
Ross Stores Inc	15,144	1,083,553
Scripps Networks Interactive Inc ‘A’	7,745	587,923
Staples Inc	45,770	519,032
Starbucks Corp	53,162	3,901,028
Starwood Hotels & Resorts Worldwide Inc	13,498	1,074,441
Target Corp	44,455	2,689,972

	Shares	Value
The Gap Inc	18,670	$747,920
The Goodyear Tire & Rubber Co	17,452	456,021
The Home Depot Inc	99,039	7,836,956
The Interpublic Group of Cos Inc	29,825	511,200
The TJX Cos Inc	50,019	3,033,652
The Walt Disney Co	114,595	9,175,622
Tiffany & Co	7,726	665,595
Time Warner Cable Inc	19,513	2,676,793
Time Warner Inc	62,781	4,101,483
Tractor Supply Co	9,847	695,494
TripAdvisor Inc *	7,808	707,327
Twenty-First Century Fox Inc ‘A’	136,497	4,363,809
Urban Outfitters Inc *	7,657	279,251
VF Corp	24,779	1,533,325
Viacom Inc ‘B’	28,027	2,382,015
Whirlpool Corp	5,448	814,258
Wyndham Worldwide Corp	9,013	660,022
Wynn Resorts Ltd	5,695	1,265,144
Yum! Brands Inc	31,125	2,346,514

		141,551,655

Consumer Staples - 9.6%

Altria Group Inc	140,090	5,243,569
Archer-Daniels-Midland Co	46,304	2,009,131
Avon Products Inc	30,448	445,759
Beam Inc	11,637	969,362
Brown-Forman Corp ‘B’	11,401	1,022,556
Campbell Soup Co	12,532	562,436
Coca-Cola Enterprises Inc	16,716	798,356
Colgate-Palmolive Co	61,398	3,982,888
ConAgra Foods Inc	29,644	919,853
Constellation Brands Inc ‘A’ *	11,763	999,502
Costco Wholesale Corp	30,926	3,453,816
CVS Caremark Corp	83,159	6,225,283
Dr Pepper Snapple Group Inc	13,875	755,633
General Mills Inc	43,924	2,276,142
Hormel Foods Corp	9,451	465,651
Kellogg Co	18,066	1,132,919
Keurig Green Mountain Inc	9,083	959,074
Kimberly-Clark Corp	26,684	2,941,911
Kraft Foods Group Inc	41,939	2,352,778
Lorillard Inc	25,475	1,377,688
McCormick & Co Inc	9,193	659,506
Mead Johnson Nutrition Co	14,208	1,181,253
Molson Coors Brewing Co ‘B’	11,163	657,054
Mondelez International Inc ‘A’	119,629	4,133,182
Monster Beverage Corp *	9,521	661,233
PepsiCo Inc	107,074	8,940,679
Philip Morris International Inc	111,485	9,127,277
Reynolds American Inc	21,861	1,167,815
Safeway Inc	16,199	598,391
Sysco Corp	41,142	1,486,460
The Clorox Co	9,137	804,147
The Coca-Cola Co	266,481	10,302,155
The Estee Lauder Cos Inc ‘A’	17,953	1,200,697
The Hershey Co	10,547	1,101,107
The JM Smucker Co	7,293	709,171
The Kroger Co	36,328	1,585,717
The Procter & Gamble Co	190,690	15,369,614
Tyson Foods Inc ‘A’	18,902	831,877
Wal-Mart Stores Inc	113,784	8,696,511
Walgreen Co	61,479	4,059,458
Whole Foods Market Inc	26,161	1,326,624

		113,494,235

Energy - 10.0%

Anadarko Petroleum Corp	35,430	3,003,047
Apache Corp	27,761	2,302,775
Baker Hughes Inc	30,748	1,999,235
Cabot Oil & Gas Corp	29,697	1,006,134

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Cameron International Corp *	15,247	$941,807
Chesapeake Energy Corp	35,611	912,354
Chevron Corp	134,267	15,965,689
ConocoPhillips	86,231	6,066,351
CONSOL Energy Inc	16,068	641,917
Denbury Resources Inc	25,040	410,656
Devon Energy Corp	26,934	1,802,693
Diamond Offshore Drilling Inc	4,881	237,998
Ensco PLC ‘A’ (United Kingdom)	16,400	865,592
EOG Resources Inc	19,208	3,768,033
EQT Corp	10,622	1,030,015
Exxon Mobil Corp	303,907	29,685,636
FMC Technologies Inc *	16,637	869,949
Halliburton Co	59,841	3,524,036
Helmerich & Payne Inc	7,539	810,895
Hess Corp	19,219	1,592,871
Kinder Morgan Inc	47,124	1,531,059
Marathon Oil Corp	49,017	1,741,084
Marathon Petroleum Corp	20,717	1,803,208
Murphy Oil Corp	12,111	761,297
Nabors Industries Ltd (Bermuda)	18,446	454,694
National Oilwell Varco Inc	30,138	2,346,846
Newfield Exploration Co *	9,526	298,735
Noble Corp PLC (United Kingdom)	17,959	587,978
Noble Energy Inc	25,313	1,798,235
Occidental Petroleum Corp	55,894	5,326,139
ONEOK Inc	14,616	865,998
Peabody Energy Corp	18,946	309,578
Phillips 66	41,328	3,184,736
Pioneer Natural Resources Co	10,051	1,880,944
QEP Resources Inc	12,588	370,591
Range Resources Corp	11,529	956,561
Rowan Cos PLC ‘A’ * (United Kingdom)	8,721	293,723
Schlumberger Ltd (Netherlands)	91,943	8,964,442
Southwestern Energy Co *	24,822	1,142,060
Spectra Energy Corp	47,134	1,741,130
Tesoro Corp	9,302	470,588
The Williams Cos Inc	48,135	1,953,318
Transocean Ltd (Switzerland)	23,915	988,646
Valero Energy Corp	37,452	1,988,701

		119,197,974

Financials - 16.2%

ACE Ltd (Switzerland)	23,677	2,345,444
Aflac Inc	32,058	2,020,936
American Express Co	64,268	5,786,048
American International Group Inc	102,967	5,149,380
American Tower Corp REIT	27,782	2,274,512
Ameriprise Financial Inc	13,424	1,477,580
Aon PLC (United Kingdom)	21,177	1,784,798
Apartment Investment & Management Co ‘A’ REIT	10,245	309,604
Assurant Inc	5,015	325,774
AvalonBay Communities Inc REIT	8,556	1,123,574
Bank of America Corp	743,246	12,783,831
BB&T Corp	49,997	2,008,380
Berkshire Hathaway Inc ‘B’ *	126,605	15,821,827
BlackRock Inc	8,836	2,778,745
Boston Properties Inc REIT	10,761	1,232,457
Capital One Financial Corp	40,286	3,108,468
CBRE Group Inc ‘A’ *	19,645	538,862
Cincinnati Financial Corp	10,342	503,242
Citigroup Inc	213,551	10,165,028
CME Group Inc ‘A’	22,193	1,642,504
Comerica Inc	12,809	663,506
Crown Castle International Corp REIT	23,495	1,733,461
Discover Financial Services	33,119	1,927,195
E*TRADE Financial Corp *	20,361	468,710
Equity Residential REIT	23,617	1,369,550
Fifth Third Bancorp	59,885	1,374,361

	Shares	Value
Franklin Resources Inc	28,396	$1,538,495
General Growth Properties Inc REIT	36,670	806,740
Genworth Financial Inc ‘A’ *	34,666	614,628
HCP Inc REIT	32,154	1,247,254
Health Care REIT Inc	20,394	1,215,482
Host Hotels & Resorts Inc REIT	53,236	1,077,497
Hudson City Bancorp Inc	33,377	328,096
Huntington Bancshares Inc	58,254	580,792
IntercontinentalExchange Group Inc	8,085	1,599,456
Invesco Ltd (Bermuda)	30,465	1,127,205
JPMorgan Chase & Co	266,323	16,168,469
KeyCorp	62,440	889,146
Kimco Realty Corp REIT	28,762	629,313
Legg Mason Inc	7,324	359,169
Leucadia National Corp	22,005	616,140
Lincoln National Corp	18,547	939,777
Loews Corp	21,525	948,176
M&T Bank Corp	9,216	1,117,901
Marsh & McLennan Cos Inc	38,568	1,901,402
McGraw Hill Financial Inc	19,060	1,454,278
MetLife Inc	79,018	4,172,150
Moody’s Corp	13,195	1,046,627
Morgan Stanley	98,654	3,075,045
Northern Trust Corp	15,653	1,026,211
People’s United Financial Inc	21,824	324,523
Plum Creek Timber Co Inc REIT	12,405	521,506
Principal Financial Group Inc	19,330	888,987
Prologis Inc REIT	35,139	1,434,725
Prudential Financial Inc	32,562	2,756,373
Public Storage REIT	10,169	1,713,375
Regions Financial Corp	99,840	1,109,222
Simon Property Group Inc REIT	22,102	3,624,728
SLM Corp	30,153	738,145
State Street Corp	30,357	2,111,329
SunTrust Banks Inc	37,618	1,496,820
T Rowe Price Group Inc	18,432	1,517,875
The Allstate Corp	31,445	1,779,158
The Bank of New York Mellon Corp	79,829	2,817,165
The Charles Schwab Corp	82,196	2,246,417
The Chubb Corp	17,273	1,542,479
The Goldman Sachs Group Inc	29,613	4,852,090
The Hartford Financial Services Group Inc	31,455	1,109,418
The Macerich Co REIT	9,868	615,072
The NASDAQ OMX Group Inc	8,237	304,275
The PNC Financial Services Group Inc	37,252	3,240,924
The Progressive Corp	38,431	930,799
The Travelers Cos Inc	24,780	2,108,778
Torchmark Corp	6,229	490,222
Unum Group	18,289	645,785
US Bancorp	128,179	5,493,752
Ventas Inc REIT	20,696	1,253,557
Vornado Realty Trust REIT	12,261	1,208,444
Wells Fargo & Co	336,754	16,750,144
Weyerhaeuser Co REIT	41,113	1,206,667
XL Group PLC (Ireland)	19,417	606,781
Zions Bancorp	12,956	401,377

		193,038,138

Health Care - 13.2%

Abbott Laboratories	108,523	4,179,221
AbbVie Inc	111,719	5,742,357
Actavis PLC * (Ireland)	12,252	2,522,074
Aetna Inc	25,509	1,912,410
Agilent Technologies Inc	23,450	1,311,324
Alexion Pharmaceuticals Inc *	13,913	2,116,585
Allergan Inc	20,991	2,604,983
AmerisourceBergen Corp	16,111	1,056,720
Amgen Inc	53,099	6,549,231
Baxter International Inc	38,202	2,810,903
Becton Dickinson & Co	13,588	1,590,883

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Biogen Idec Inc *	16,625	$5,085,089
Boston Scientific Corp *	93,134	1,259,172
Bristol-Myers Squibb Co	115,625	6,006,719
Cardinal Health Inc	24,116	1,687,638
CareFusion Corp *	14,658	589,545
Celgene Corp *	28,555	3,986,278
Cerner Corp *	20,804	1,170,225
Cigna Corp	19,240	1,610,965
Covidien PLC (Ireland)	31,701	2,335,096
CR Bard Inc	5,455	807,231
DaVita HealthCare Partners Inc *	12,463	858,078
DENTSPLY International Inc	9,990	459,940
Edwards Lifesciences Corp *	7,543	559,464
Eli Lilly & Co	69,299	4,078,939
Express Scripts Holding Co *	54,578	4,098,262
Forest Laboratories Inc *	16,773	1,547,645
Gilead Sciences Inc *	108,184	7,665,918
Hospira Inc *	11,748	508,101
Humana Inc	10,834	1,221,208
Intuitive Surgical Inc *	2,685	1,176,003
Johnson & Johnson	198,953	19,543,153
Laboratory Corp of America Holdings *	6,000	589,260
McKesson Corp	16,185	2,857,785
Medtronic Inc	70,387	4,331,616
Merck & Co Inc	206,811	11,740,660
Mylan Inc *	26,157	1,277,246
Patterson Cos Inc	5,720	238,867
PerkinElmer Inc	7,974	359,308
Perrigo Co PLC (Ireland)	9,407	1,454,887
Pfizer Inc	448,904	14,418,796
Quest Diagnostics Inc	10,184	589,857
Regeneron Pharmaceuticals Inc *	5,539	1,663,251
St Jude Medical Inc	19,961	1,305,250
Stryker Corp	20,729	1,688,792
Tenet Healthcare Corp *	6,823	292,093
Thermo Fisher Scientific Inc	27,555	3,313,213
UnitedHealth Group Inc	69,569	5,703,962
Varian Medical Systems Inc *	7,284	611,783
Vertex Pharmaceuticals Inc *	16,582	1,172,679
Waters Corp *	5,983	648,617
WellPoint Inc	19,866	1,977,660
Zimmer Holdings Inc	11,908	1,126,259
Zoetis Inc	35,167	1,017,733

		157,030,934

Industrials - 10.5%

3M Co	44,276	6,006,482
Allegion PLC (Ireland)	6,313	329,349
AMETEK Inc	17,241	887,739
Caterpillar Inc	44,858	4,457,539
CH Robinson Worldwide Inc	10,442	547,056
Cintas Corp	7,051	420,310
CSX Corp	70,825	2,051,800
Cummins Inc	12,224	1,821,254
Danaher Corp	42,247	3,168,525
Deere & Co	26,001	2,360,891
Delta Air Lines Inc	59,738	2,069,922
Dover Corp	11,928	975,114
Eaton Corp PLC (Ireland)	33,428	2,511,111
Emerson Electric Co	49,441	3,302,659
Equifax Inc	8,585	584,038
Expeditors International of Washington Inc	14,245	564,529
Fastenal Co	19,203	947,092
FedEx Corp	19,539	2,590,090
Flowserve Corp	9,677	758,096
Fluor Corp	11,278	876,639
General Dynamics Corp	22,867	2,490,674
General Electric Co	705,619	18,268,476
Honeywell International Inc	55,148	5,115,528
Illinois Tool Works Inc	27,491	2,235,843

	Shares	Value
Ingersoll-Rand PLC (Ireland)	18,186	$1,040,967
Iron Mountain Inc	11,942	329,241
Jacobs Engineering Group Inc *	9,310	591,185
Joy Global Inc	7,044	408,552
Kansas City Southern	7,739	789,842
L-3 Communications Holdings Inc	6,038	713,390
Lockheed Martin Corp	18,989	3,099,764
Masco Corp	25,062	556,627
Nielsen Holdings NV (Netherlands)	19,985	891,931
Norfolk Southern Corp	21,782	2,116,557
Northrop Grumman Corp	15,243	1,880,681
PACCAR Inc	24,918	1,680,470
Pall Corp	7,702	689,098
Parker Hannifin Corp	10,489	1,255,638
Pentair Ltd (Switzerland)	13,881	1,101,319
Pitney Bowes Inc	14,170	368,278
Precision Castparts Corp	10,214	2,581,691
Quanta Services Inc *	15,318	565,234
Raytheon Co	22,120	2,185,235
Republic Services Inc	19,060	651,090
Robert Half International Inc	9,630	403,978
Rockwell Automation Inc	9,761	1,215,733
Rockwell Collins Inc	9,479	755,192
Roper Industries Inc	7,001	934,703
Ryder System Inc	3,756	300,179
Snap-on Inc	4,084	463,452
Southwest Airlines Co	49,372	1,165,673
Stanley Black & Decker Inc	10,944	889,091
Stericycle Inc *	5,987	680,243
Textron Inc	19,869	780,653
The ADT Corp	12,894	386,175
The Boeing Co	48,101	6,036,194
The Dun & Bradstreet Corp	2,622	260,496
Tyco International Ltd (Switzerland)	32,374	1,372,658
Union Pacific Corp	32,004	6,005,871
United Parcel Service Inc ‘B’	49,979	4,866,955
United Technologies Corp	59,218	6,919,031
Waste Management Inc	30,404	1,279,096
WW Grainger Inc	4,303	1,087,196
Xylem Inc	12,999	473,424

		125,113,539

Information Technology - 18.4%

Accenture PLC ‘A’ (Ireland)	44,799	3,571,376
Adobe Systems Inc *	32,669	2,147,660
Akamai Technologies Inc *	12,592	732,980
Alliance Data Systems Corp *	3,740	1,018,963
Altera Corp	22,291	807,826
Amphenol Corp ‘A’	11,140	1,020,981
Analog Devices Inc	21,981	1,168,070
Apple Inc	62,733	33,671,310
Applied Materials Inc	85,176	1,739,294
Autodesk Inc *	15,979	785,847
Automatic Data Processing Inc	33,887	2,618,110
Broadcom Corp ‘A’	38,820	1,222,054
CA Inc	22,600	699,922
Cisco Systems Inc	362,286	8,118,829
Citrix Systems Inc *	12,924	742,225
Cognizant Technology Solutions Corp ‘A’ *	42,720	2,162,059
Computer Sciences Corp	10,275	624,925
Corning Inc	97,910	2,038,486
eBay Inc *	81,947	4,526,752
Electronic Arts Inc *	21,748	630,909
EMC Corp	142,462	3,904,883
F5 Networks Inc *	5,306	565,779
Facebook Inc ‘A’ *	120,145	7,237,535
Fidelity National Information Services Inc	20,483	1,094,816
First Solar Inc *	4,959	346,089
Fiserv Inc *	17,899	1,014,694
FLIR Systems Inc	9,975	359,100

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Google Inc ‘A’ *	19,853	$22,126,367
Harris Corp	7,508	549,285
Hewlett-Packard Co	133,283	4,313,038
Intel Corp	349,676	9,025,138
International Business Machines Corp	68,842	13,251,397
Intuit Inc	19,951	1,550,791
Jabil Circuit Inc	13,220	237,960
Juniper Networks Inc *	35,154	905,567
KLA-Tencor Corp	11,717	810,113
Lam Research Corp *	11,451	629,805
Linear Technology Corp	16,593	807,913
LSI Corp	39,272	434,741
MasterCard Inc ‘A’	71,766	5,360,920
Microchip Technology Inc	14,006	668,927
Micron Technology Inc *	74,613	1,765,344
Microsoft Corp	531,240	21,775,528
Motorola Solutions Inc	15,891	1,021,632
NetApp Inc	23,300	859,770
NVIDIA Corp	38,983	698,186
Oracle Corp	243,550	9,963,630
Paychex Inc	22,843	973,112
QUALCOMM Inc	118,932	9,378,978
Red Hat Inc *	13,292	704,210
Salesforce.com Inc *	39,476	2,253,685
SanDisk Corp	15,860	1,287,673
Seagate Technology PLC (Ireland)	23,122	1,298,532
Symantec Corp	48,748	973,498
TE Connectivity Ltd (Switzerland)	28,852	1,737,179
Teradata Corp *	11,198	550,830
Texas Instruments Inc	76,253	3,595,329
The Western Union Co	38,448	629,009
Total System Services Inc	11,704	355,919
VeriSign Inc *	8,838	476,457
Visa Inc ‘A’	35,647	7,694,761
Western Digital Corp	14,802	1,359,120
Xerox Corp	78,342	885,265
Xilinx Inc	18,810	1,020,819
Yahoo! Inc *	66,080	2,372,272

		218,874,174

Materials - 3.5%

Air Products & Chemicals Inc	14,887	1,772,149
Airgas Inc	4,692	499,745
Alcoa Inc	75,797	975,507
Allegheny Technologies Inc	7,580	285,614
Avery Dennison Corp	6,765	342,783
Ball Corp	9,885	541,797
Bemis Co Inc	7,097	278,486
CF Industries Holdings Inc	3,902	1,017,017
Cliffs Natural Resources Inc	10,751	219,965
Eastman Chemical Co	10,703	922,706
Ecolab Inc	19,039	2,056,022
EI du Pont de Nemours & Co	65,198	4,374,786
FMC Corp	9,333	714,534
Freeport-McMoRan Copper & Gold Inc	73,032	2,415,168
International Flavors & Fragrances Inc	5,733	548,476
International Paper Co	30,862	1,415,949
LyondellBasell Industries NV ‘A’ (Netherlands)	30,367	2,700,841
MeadWestvaco Corp	12,279	462,182
Monsanto Co	36,914	4,199,706
Newmont Mining Corp	34,942	819,040
Nucor Corp	22,391	1,131,641
Owens-Illinois Inc *	11,540	390,398
PPG Industries Inc	9,742	1,884,687
Praxair Inc	20,675	2,707,805
Sealed Air Corp	13,754	452,094
Sigma-Aldrich Corp	8,381	782,618
The Dow Chemical Co	85,509	4,154,882
The Mosaic Co	23,814	1,190,700

	Shares	Value
The Sherwin-Williams Co	5,996	$1,181,991
United States Steel Corp	10,157	280,435
Vulcan Materials Co	9,200	611,340

		41,331,064

Telecommunication Services - 2.4%

AT&T Inc	366,192	12,842,354
CenturyLink Inc	40,649	1,334,913
Frontier Communications Corp	70,193	400,100
Verizon Communications Inc	291,242	13,854,382
Windstream Holdings Inc	42,221	347,901

		28,779,650

Utilities - 3.0%

AES Corp	46,374	662,221
AGL Resources Inc	8,327	407,690
Ameren Corp	17,036	701,883
American Electric Power Co Inc	34,306	1,737,942
CenterPoint Energy Inc	30,095	712,951
CMS Energy Corp	18,840	551,635
Consolidated Edison Inc	20,600	1,105,190
Dominion Resources Inc	40,896	2,903,207
DTE Energy Co	12,459	925,579
Duke Energy Corp	49,685	3,538,566
Edison International	22,915	1,297,218
Entergy Corp	12,595	841,976
Exelon Corp	60,303	2,023,769
FirstEnergy Corp	29,521	1,004,600
Integrys Energy Group Inc	5,588	333,324
NextEra Energy Inc	30,620	2,927,884
NiSource Inc	22,088	784,787
Northeast Utilities	22,211	1,010,601
NRG Energy Inc	22,874	727,393
Pepco Holdings Inc	17,738	363,274
PG&E Corp	32,188	1,390,522
Pinnacle West Capital Corp	7,723	422,139
PPL Corp	44,359	1,470,057
Public Service Enterprise Group Inc	35,599	1,357,746
SCANA Corp	9,928	509,505
Sempra Energy	15,986	1,546,805
TECO Energy Inc	14,342	245,965
The Southern Co	62,449	2,744,009
Wisconsin Energy Corp	15,862	738,376
Xcel Energy Inc	35,101	1,065,666

		36,052,480

Total Common Stocks (Cost $653,009,861)		1,174,463,843

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $12,698,595; collateralized by Freddie Mac: 1.830% due 11/05/18 and value $12,955,469)	$12,698,595	12,698,595

Total Short-Term Investment (Cost $12,698,595)		12,698,595

TOTAL INVESTMENTS - 99.8% (Cost $665,708,456)		1,187,162,438

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,150,512

NET ASSETS - 100.0%		$1,189,312,950

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (06/14)	157	$40,144

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,174,463,843	$1,174,463,843	$-	$-
	Short-Term Investment	12,698,595	-	12,698,595	-
	Derivatives:
	Equity Contracts
	Futures	40,144	40,144	-	-

	Total	$1,187,202,582	$1,174,503,987	$12,698,595	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 26.8%

Amazon.com Inc *	11,320	$3,809,406
Comcast Corp ‘A’	46,803	2,341,086
Delphi Automotive PLC (United Kingdom)	54,843	3,721,646
Lowe’s Cos Inc	85,440	4,178,016
Lululemon Athletica Inc *	23,469	1,234,235
MGM Resorts International *	58,173	1,504,354
Panera Bread Co ‘A’ *	9,178	1,619,642
Prada SPA (Italy)	277,700	2,149,924
priceline.com Inc *	2,778	3,311,070
Starbucks Corp	27,903	2,047,522
The TJX Cos Inc	53,519	3,245,927
Twenty-First Century Fox Inc ‘A’	116,640	3,728,981

		32,891,809

Consumer Staples - 1.8%

Monster Beverage Corp *	31,994	2,221,983

Financials - 11.7%

Crown Castle International Corp REIT	64,833	4,783,379
IntercontinentalExchange Group Inc	13,515	2,673,673
PacWest Bancorp	68,343	2,939,432
US Bancorp	93,652	4,013,925

		14,410,409

Health Care - 20.6%

athenahealth Inc *	20,327	3,257,198
Celgene Corp *	26,068	3,639,093
Endo International PLC * (Ireland)	63,498	4,359,138
Express Scripts Holding Co *	46,498	3,491,535
Gilead Sciences Inc *	55,657	3,943,855
Medivation Inc *	28,671	1,845,552
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	15,442	2,035,719
Zoetis Inc	95,019	2,749,850

		25,321,940

Industrials - 9.5%

Canadian Pacific Railway Ltd (NYSE) (Canada)	31,988	4,811,955
Cummins Inc	10,532	1,569,163
Precision Castparts Corp	21,136	5,342,335

		11,723,453

Information Technology - 22.7%

Amphenol Corp ‘A’	21,603	1,979,915
ARM Holdings PLC ADR (United Kingdom)	68,700	3,501,639
CoStar Group Inc *	17,802	3,324,345
Google Inc ‘A’ *	6,138	6,840,862
LinkedIn Corp ‘A’ *	5,774	1,067,844
MasterCard Inc ‘A’	60,654	4,530,854
Salesforce.com Inc *	38,872	2,219,202
TE Connectivity Ltd (Switzerland)	43,299	2,607,033
Yahoo! Inc *	50,704	1,820,274

		27,891,968

Materials - 3.3%

Monsanto Co	35,098	3,993,099

Telecommunication Services - 2.9%

Iliad SA (France)	7,616	2,197,531
T-Mobile US Inc *	41,240	1,362,157

		3,559,688

Total Common Stocks (Cost $98,203,925)		122,014,349

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%

Commercial Paper - 0.5%

BNP Paribas Financial Inc 0.270% due 04/01/14	$600,000	$600,000

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $44,079; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $45,619)	44,079	44,079

Total Short-Term Investments (Cost $644,079)		644,079

TOTAL INVESTMENTS - 99.8% (Cost $98,848,004)		122,658,428

OTHER ASSETS & LIABILITIES, NET - 0.2%		253,585

NET ASSETS - 100.0%		$122,912,013

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$32,891,809	$32,891,809	$-	$-
	Consumer Staples	2,221,983	2,221,983	-	-
	Financials	14,410,409	14,410,409	-	-
	Health Care	25,321,940	25,321,940	-	-
	Industrials	11,723,453	11,723,453	-	-
	Information Technology	27,891,968	27,891,968	-	-
	Materials	3,993,099	3,993,099	-	-
	Telecommunication Services	3,559,688	1,362,157	2,197,531	-

		122,014,349	119,816,818	2,197,531	-
	Short-Term Investments	644,079	-	644,079	-

	Total	$122,658,428	$119,816,818	$2,841,610	$-

During the three-month period ended March 31, 2014, an investment with a value of $2,149,924 was transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 23.1%

Amazon.com Inc *	36,420	$12,256,058
AMC Networks Inc ‘A’ *	22,015	1,609,076
AutoZone Inc *	9,425	5,062,168
Comcast Corp ‘Special A’	288,425	14,063,603
Discovery Communications Inc ‘A’ *	150,705	12,463,304
Las Vegas Sands Corp	159,835	12,911,471
LVMH Moet Hennessy Louis Vuitton SA (France)	35,363	6,437,548
Marriott International Inc ‘A’	156,270	8,754,245
Michael Kors Holdings Ltd * (United Kingdom)	63,958	5,965,363
NIKE Inc ‘B’	86,374	6,379,584
priceline.com Inc *	16,340	19,475,483
PVH Corp	34,470	4,300,822
Ross Stores Inc	185,567	13,277,319
Starbucks Corp	100,874	7,402,134
The TJX Cos Inc	116,291	7,053,049
The Walt Disney Co	184,631	14,783,404
Tiffany & Co	61,853	5,328,636
Time Warner Inc	132,676	8,667,723
Tractor Supply Co	54,298	3,835,068
Twenty-First Century Fox Inc ‘A’	502,333	16,059,586
Urban Outfitters Inc *	29,160	1,063,465
VF Corp	211,615	13,094,736
Viacom Inc ‘B’	87,582	7,443,594
Wynn Resorts Ltd	76,366	16,964,707
Yum! Brands Inc	88,764	6,691,918

		231,344,064

Consumer Staples - 6.5%

Colgate-Palmolive Co	105,334	6,833,017
Constellation Brands Inc ‘A’ *	58,954	5,009,321
Costco Wholesale Corp	74,038	8,268,564
CVS Caremark Corp	110,235	8,252,192
Danone (France)	53,612	3,792,145
Diageo PLC (United Kingdom)	178,447	5,538,424
Mead Johnson Nutrition Co	62,503	5,196,499
Mondelez International Inc ‘A’	263,652	9,109,177
Pernod Ricard SA (France)	37,799	4,403,781
Philip Morris International Inc	56,058	4,589,468
The Estee Lauder Cos Inc ‘A’	66,105	4,421,102

		65,413,690

Energy - 4.1%

Anadarko Petroleum Corp	76,559	6,489,141
Antero Resources Corp *	26,104	1,634,110
Cabot Oil & Gas Corp	135,917	4,604,868
Halliburton Co	69,620	4,099,922
Noble Energy Inc	104,634	7,433,199
Pioneer Natural Resources Co	59,876	11,205,195
Schlumberger Ltd (Netherlands)	53,910	5,256,225

		40,722,660

Financials - 7.6%

Affiliated Managers Group Inc *	43,550	8,712,177
American Express Co	145,859	13,131,686
American Tower Corp REIT	245,039	20,061,343
BlackRock Inc	18,833	5,922,602
IntercontinentalExchange Group Inc	81,961	16,214,345
MetLife Inc	86,312	4,557,273
Morgan Stanley	224,763	7,005,863

		75,605,289

Health Care - 17.8%

Actavis PLC * (Ireland)	70,309	14,473,108
Alexion Pharmaceuticals Inc *	84,739	12,891,344

	Shares	Value
Biogen Idec Inc *	60,728	$18,574,873
Bristol-Myers Squibb Co	264,004	13,715,008
Catamaran Corp (NASDAQ) * (Canada)	73,212	3,276,969
Celgene Corp *	49,354	6,889,818
Cerner Corp *	119,206	6,705,338
Covidien PLC (Ireland)	172,490	12,705,613
CR Bard Inc	13,642	2,018,743
Express Scripts Holding Co *	190,471	14,302,467
Forest Laboratories Inc *	21,510	1,984,728
Gilead Sciences Inc *	155,394	11,011,219
Illumina Inc *	31,893	4,741,213
Isis Pharmaceuticals Inc *	25,000	1,080,250
Perrigo Co PLC (Ireland)	51,629	7,984,941
Regeneron Pharmaceuticals Inc *	22,159	6,653,905
The Cooper Cos Inc	25,072	3,443,890
Thermo Fisher Scientific Inc	195,391	23,493,814
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	62,299	8,212,877
Zoetis Inc	112,068	3,243,248

		177,403,366

Industrials - 10.7%

AMETEK Inc	201,558	10,378,221
B/E Aerospace Inc *	58,270	5,057,253
Colfax Corp *	47,310	3,374,622
Cummins Inc	50,440	7,515,056
Danaher Corp	275,514	20,663,550
Honeywell International Inc	122,037	11,320,152
Joy Global Inc	50,338	2,919,604
Kansas City Southern	34,224	3,492,902
Precision Castparts Corp	78,851	19,930,379
Roper Industries Inc	69,002	9,212,457
Union Pacific Corp	41,094	7,711,700
Verisk Analytics Inc ‘A’ *	94,794	5,683,848

		107,259,744

Information Technology - 26.1%

Altera Corp	277,819	10,068,161
Apple Inc	20,121	10,799,746
Autodesk Inc *	117,759	5,791,388
Citrix Systems Inc *	136,189	7,821,334
Cognizant Technology Solutions Corp ‘A’ *	341,802	17,298,599
eBay Inc *	216,868	11,979,788
EMC Corp	695,670	19,068,315
Facebook Inc ‘A’ *	263,684	15,884,324
FleetCor Technologies Inc *	60,751	6,992,440
Google Inc ‘A’ *	44,596	49,702,688
Linear Technology Corp	87,437	4,257,307
LinkedIn Corp ‘A’ *	35,637	6,590,707
MasterCard Inc ‘A’	254,858	19,037,893
Oracle Corp	324,506	13,275,540
PTC Inc *	79,157	2,804,532
QUALCOMM Inc	206,974	16,321,970
Salesforce.com Inc *	160,223	9,147,131
TIBCO Software Inc *	92,969	1,889,130
Visa Inc ‘A’	117,889	25,447,520
VMware Inc ‘A’ *	36,841	3,979,565
Yahoo! Inc *	67,430	2,420,737

		260,578,815

Materials - 3.2%

Airgas Inc	58,228	6,201,864
Monsanto Co	147,566	16,788,584
The Sherwin-Williams Co	47,348	9,333,711

		32,324,159

Total Common Stocks (Cost $828,049,663)		990,651,787

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

State Street Bank & Trust Co 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $14,488,431; collateralized by Freddie Mac: 2.000% - 2.070% due 11/07/22 - 01/30/23 and value $14,782,393)	$14,488,431	$14,488,431

Total Short-Term Investment (Cost $14,488,431)		14,488,431

TOTAL INVESTMENTS - 100.5% (Cost $842,538,094)		1,005,140,218

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(5,462,907)

NET ASSETS - 100.0%		$999,677,311

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$231,344,064	$224,906,516	$6,437,548	$-
	Consumer Staples	65,413,690	51,679,340	13,734,350	-
	Energy	40,722,660	40,722,660	-	-
	Financials	75,605,289	75,605,289	-	-
	Health Care	177,403,366	177,403,366	-	-
	Industrials	107,259,744	107,259,744	-	-
	Information Technology	260,578,815	260,578,815	-	-
	Materials	32,324,159	32,324,159	-	-

		990,651,787	970,479,889	20,171,898	-
	Short-Term Investment	14,488,431	-	14,488,431	-

	Total	$1,005,140,218	$970,479,889	$34,660,329	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 28.7%

Amazon.com Inc *	105,363	$35,456,757
Comcast Corp ‘A’	781,273	39,079,275
Delphi Automotive PLC (United Kingdom)	264,826	17,971,092
Expedia Inc	129,669	9,401,003
Liberty Global PLC ‘A’ * (United Kingdom)	696,785	28,986,256
Lumber Liquidators Holdings Inc *	64,788	6,077,114
NIKE Inc ‘B’	329,405	24,329,853
priceline.com Inc *	27,629	32,930,729
Starbucks Corp	369,900	27,143,262
The Walt Disney Co	341,250	27,323,888
Time Warner Inc	412,543	26,951,434
TripAdvisor Inc *	89,785	8,133,623
Twenty-First Century Fox Inc ‘A’	661,013	21,132,586
Wynn Resorts Ltd	119,146	26,468,284

		331,385,156

Consumer Staples - 2.3%

Mondelez International Inc ‘A’	374,580	12,941,739
The Estee Lauder Cos Inc ‘A’	205,817	13,765,041

		26,706,780

Energy - 3.6%

Concho Resources Inc *	90,223	11,052,318
FMC Technologies Inc *	367,100	19,195,659
Laredo Petroleum Inc *	450,285	11,644,370

		41,892,347

Financials - 3.5%

Discover Financial Services	191,549	11,146,236
IntercontinentalExchange Group Inc	72,822	14,406,376
Moody’s Corp	193,298	15,332,398

		40,885,010

Health Care - 13.4%

AbbVie Inc	560,197	28,794,126
Allergan Inc	91,014	11,294,838
Gilead Sciences Inc *	476,773	33,784,135
Intuitive Surgical Inc *	28,587	12,520,820
Regeneron Pharmaceuticals Inc *	54,326	16,313,011
United Therapeutics Corp *	246,413	23,170,214
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	216,375	28,524,716

		154,401,860

Industrials - 14.9%

American Airlines Group Inc *	259,247	9,488,440
Eaton Corp PLC (Ireland)	430,229	32,318,802
Emerson Electric Co	236,977	15,830,064
Precision Castparts Corp	127,873	32,321,180
Roper Industries Inc	78,814	10,522,457
SolarCity Corp *	94,392	5,910,827
Union Pacific Corp	168,625	31,644,168
United Technologies Corp	209,174	24,439,890
Verisk Analytics Inc ‘A’ *	157,489	9,443,040

		171,918,868

	Shares	Value
Information Technology - 25.6%

Alliance Data Systems Corp *	73,640	$20,063,218
AOL Inc *	228,776	10,013,526
Autodesk Inc *	411,700	20,247,406
eBay Inc *	183,443	10,133,391
Facebook Inc ‘A’ *	229,274	13,811,466
Google Inc ‘A’ *	51,010	56,851,155
LinkedIn Corp ‘A’ *	110,528	20,441,048
MasterCard Inc ‘A’	222,036	16,586,089
Qlik Technologies Inc *	112,572	2,993,290
Splunk Inc *	46,307	3,310,487
Twitter Inc *	152,201	7,103,221
Visa Inc ‘A’	214,140	46,224,260
VMware Inc ‘A’ *	185,143	19,999,147
Yahoo! Inc *	880,968	31,626,751
Yelp Inc *	216,000	16,616,880

		296,021,335

Materials - 2.7%

Eastman Chemical Co	158,692	13,680,837
Monsanto Co	156,744	17,832,765

		31,513,602

Telecommunication Services - 3.6%

SoftBank Corp (Japan)	383,100	28,893,180
Vivendi SA (France)	433,784	12,101,210

		40,994,390

Total Common Stocks (Cost $983,183,747)		1,135,719,348

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $28,430,178; collateralized by Freddie Mac: 1.830% due 11/05/18 and value $29,000,125)	$28,430,178	28,430,178

Total Short-Term Investment (Cost $28,430,178)		28,430,178

TOTAL INVESTMENTS - 100.8% (Cost $1,011,613,925)		1,164,149,526

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(8,955,372)

NET ASSETS - 100.0%		$1,155,194,154

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	22,163,988	JPY	2,266,263,375	05/14	RBS	$200,712

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$331,385,156	$331,385,156	$-	$-
	Consumer Staples	26,706,780	26,706,780	-	-
	Energy	41,892,347	41,892,347	-	-
	Financials	40,885,010	40,885,010	-	-
	Health Care	154,401,860	154,401,860	-	-
	Industrials	171,918,868	171,918,868	-	-
	Information Technology	296,021,335	296,021,335	-	-
	Materials	31,513,602	31,513,602	-	-
	Telecommunication Services	40,994,390	-	40,994,390	-

		1,135,719,348	1,094,724,958	40,994,390	-
	Short-Term Investment	28,430,178	-	28,430,178	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	200,712	-	200,712	-

	Total	$1,164,350,238	$1,094,724,958	$69,625,280	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 15.0%

DISH Network Corp ‘A’ *	1,409,063	$87,657,809
SES SA FDR ‘A’ (Luxembourg)	746,731	27,881,260
Target Corp	368,047	22,270,524
The Home Depot Inc	566,503	44,827,383
Time Warner Cable Inc	452,363	62,055,156
Time Warner Inc	916,457	59,872,136
Twenty-First Century Fox Inc ‘B’	1,902,036	59,191,360

		363,755,628

Consumer Staples - 11.2%

Altria Group Inc	677,888	25,373,348
Anheuser-Busch InBev NV ADR (Belgium)	285,654	30,079,366
CVS Caremark Corp	1,173,686	87,862,134
Kimberly-Clark Corp	384,447	42,385,282
Lorillard Inc	506,886	27,412,395
Philip Morris International Inc	725,388	59,387,515

		272,500,040

Energy - 9.3%

Chevron Corp	514,499	61,179,076
Exxon Mobil Corp	554,319	54,145,880
Halliburton Co	925,829	54,522,070
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	416,747	30,447,536
Suncor Energy Inc (NYSE) (Canada)	726,561	25,400,572

		225,695,134

Financials - 27.0%

American Express Co	674,155	60,694,175
American Tower Corp REIT	380,960	31,189,195
Capital One Financial Corp	426,349	32,897,089
Citigroup Inc	603,390	28,721,364
JPMorgan Chase & Co	1,600,550	97,169,390
Loews Corp	611,570	26,939,658
Marsh & McLennan Cos Inc	745,297	36,743,142
MetLife Inc	624,093	32,952,110
State Street Corp	665,588	46,291,645
The Bank of New York Mellon Corp	807,457	28,495,158
The Progressive Corp	604,999	14,653,076
The Travelers Cos Inc	510,679	43,458,783
US Bancorp	1,680,796	72,038,917
Wells Fargo & Co	2,044,070	101,672,042

		653,915,744

Health Care - 9.4%

Johnson & Johnson	466,634	45,837,458
Merck & Co Inc	930,422	52,820,057
Novartis AG ADR (Switzerland)	331,019	28,143,235
Pfizer Inc	903,196	29,010,655
Teva Pharmaceutical Industries Ltd ADR (Israel)	587,720	31,055,125
WellPoint Inc	411,125	40,927,494

		227,794,024

Industrials - 9.7%

General Electric Co	2,601,594	67,355,269
Honeywell International Inc	705,661	65,457,114
Illinois Tool Works Inc	606,378	49,316,723
United Technologies Corp	450,066	52,585,711

		234,714,817

Information Technology - 9.2%

EMC Corp	925,126	25,357,704
International Business Machines Corp	168,959	32,522,918
Microsoft Corp	895,385	36,701,831
Motorola Solutions Inc	456,355	29,339,063

	Shares	Value
Nuance Communications Inc *	1,194,500	$20,509,565
TE Connectivity Ltd (Switzerland)	786,340	47,345,531
Xerox Corp	2,866,949	32,396,524

		224,173,136

Materials - 4.1%

Air Products & Chemicals Inc	253,891	30,223,184
Crown Holdings Inc *	965,212	43,183,585
Martin Marietta Materials Inc	206,005	26,440,742

		99,847,511

Telecommunication Services - 2.2%

Verizon Communications Inc	687,993	32,727,827
Vodafone Group PLC ADR (United Kingdom)	541,512	19,933,057

		52,660,884

Utilities - 1.7%

Sempra Energy	436,077	42,194,810

Total Common Stocks (Cost $1,571,501,983)		2,397,251,728

	Principal Amount

SHORT-TERM INVESTMENTS - 2.4%

Repurchase Agreements - 2.4%

Bank of America Corp 0.040% due 04/01/14 (Dated 03/31/14, repurchase price of $45,000,050; collateralized by U.S. Treasury Notes: 3.500% due 05/15/20 and value $45,900,019)	$45,000,000	45,000,000
Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $12,238,238; collateralized by Fannie Mae: 1.740% due 12/26/18 and value $12,484,375)	12,238,238	12,238,238

		57,238,238

Total Short-Term Investments (Cost $57,238,238)		57,238,238

TOTAL INVESTMENTS - 101.2% (Cost $1,628,740,221)		2,454,489,966

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(28,853,490)

NET ASSETS - 100.0%		$2,425,636,476

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$363,755,628	$335,874,368	$27,881,260	$-
	Consumer Staples	272,500,040	272,500,040	-	-
	Energy	225,695,134	225,695,134	-	-
	Financials	653,915,744	653,915,744	-	-
	Health Care	227,794,024	227,794,024	-	-
	Industrials	234,714,817	234,714,817	-	-
	Information Technology	224,173,136	224,173,136	-	-
	Materials	99,847,511	99,847,511	-	-
	Telecommunication Services	52,660,884	52,660,884	-	-
	Utilities	42,194,810	42,194,810	-	-

		2,397,251,728	2,369,370,468	27,881,260	-
	Short-Term Investments	57,238,238	-	57,238,238	-

	Total	$2,454,489,966	$2,369,370,468	$85,119,498	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 130.7%

Consumer Discretionary - 18.3%

Amazon.com Inc *	43,830	$14,749,672
AutoZone Inc *	4,300	2,309,530
Best Buy Co Inc	31,460	830,859
CBS Corp ‘B’	180,525	11,156,445
Comcast Corp ‘A’	391,589	19,587,282
DISH Network Corp ‘A’ *	91,900	5,717,099
General Motors Co	718,930	24,745,571
Harman International Industries Inc	27,210	2,895,144
Lear Corp	18,690	1,564,727
Lennar Corp ‘A’ †	77,960	3,088,775
Lowe’s Cos Inc	235,860	11,533,554
Lululemon Athletica Inc * †	49,480	2,602,153
McDonald’s Corp	30,170	2,957,565
priceline.com Inc *	7,950	9,475,525
PulteGroup Inc	103,450	1,985,205
Ross Stores Inc	38,000	2,718,900
Royal Caribbean Cruises Ltd (Liberia)	106,953	5,835,356
Starbucks Corp	162,460	11,921,315
Starwood Hotels & Resorts Worldwide Inc	57,470	4,574,612
The Home Depot Inc	279,340	22,104,174
The TJX Cos Inc	154,250	9,355,262
The Walt Disney Co	119,310	9,553,152
Time Warner Cable Inc	36,250	4,972,775
Time Warner Inc	704,126	46,000,551
Toll Brothers Inc * †	110,440	3,964,796
TRW Automotive Holdings Corp *	90,691	7,402,199
VF Corp	164,380	10,171,834
Whirlpool Corp	5,110	763,741
Yum! Brands Inc	54,330	4,095,939

		258,633,712

Consumer Staples - 10.6%

Archer-Daniels-Midland Co	155,370	6,741,504
Colgate-Palmolive Co	80,790	5,240,847
ConAgra Foods Inc	9,150	283,925
Constellation Brands Inc ‘A’ *	88,850	7,549,585
Costco Wholesale Corp	76,340	8,525,651
CVS Caremark Corp	195,760	14,654,594
Dr Pepper Snapple Group Inc	128,585	7,002,739
General Mills Inc	189,860	9,838,545
Kellogg Co	18,300	1,147,593
Lorillard Inc	19,100	1,032,928
Molson Coors Brewing Co ‘B’	95,970	5,648,794
Mondelez International Inc ‘A’	396,757	13,707,954
PepsiCo Inc	106,690	8,908,615
Philip Morris International Inc	270,740	22,165,484
The Coca-Cola Co	264,268	10,216,601
The Kroger Co	16,320	712,368
The Procter & Gamble Co	299,867	24,169,280
Wal-Mart Stores Inc	36,180	2,765,237

		150,312,244

Energy - 11.2%

Anadarko Petroleum Corp	42,580	3,609,081
Cheniere Energy Inc *	66,070	3,656,975
Chevron Corp	108,120	12,856,549
CONSOL Energy Inc	39,450	1,576,028
Ensco PLC ‘A’ (United Kingdom)	28,530	1,505,813
EOG Resources Inc	72,600	14,241,942
Exxon Mobil Corp	363,236	35,480,892
Halliburton Co	67,250	3,960,352
Marathon Oil Corp	96,510	3,428,035
Marathon Petroleum Corp	9,090	791,194
Occidental Petroleum Corp	241,420	23,004,912
Phillips 66	20,640	1,590,518
QEP Resources Inc	23,920	704,205

	Shares	Value
Schlumberger Ltd (Netherlands)	473,965	$46,211,587
Southwestern Energy Co *	69,380	3,192,174
TransCanada Corp (NYSE) † (Canada)	32,150	1,463,468
Valero Energy Corp	10,990	583,569

		157,857,294

Financials - 19.7%

ACE Ltd (Switzerland)	334,660	33,151,420
American Campus Communities Inc REIT	20,150	752,603
American Express Co	19,590	1,763,688
Ameriprise Financial Inc	40,370	4,443,526
AvalonBay Communities Inc REIT	24,000	3,151,680
Axis Capital Holdings Ltd (Bermuda)	50,410	2,311,298
Bank of America Corp	1,488,104	25,595,389
BB&T Corp	87,060	3,497,200
Berkshire Hathaway Inc ‘B’ *	34,830	4,352,705
Boston Properties Inc REIT	36,340	4,162,020
Brixmor Property Group Inc REIT	23,810	507,867
Capital One Financial Corp	102,820	7,933,591
CIT Group Inc	18,300	897,066
Citigroup Inc	466,756	22,217,586
DCT Industrial Trust Inc REIT	192,030	1,513,196
DDR Corp REIT	148,620	2,449,258
Digital Realty Trust Inc REIT †	22,300	1,183,684
Everest Re Group Ltd (Bermuda)	7,030	1,075,942
Extra Space Storage Inc REIT	27,640	1,340,816
Highwoods Properties Inc REIT †	119,700	4,597,677
IntercontinentalExchange Group Inc	35,640	7,050,661
Invesco Ltd (Bermuda)	347,598	12,861,126
Liberty Property Trust REIT	33,400	1,234,464
Marsh & McLennan Cos Inc	200,600	9,889,580
MetLife Inc	358,000	18,902,400
Mid-America Apartment Communities Inc REIT	14,730	1,005,617
Morgan Stanley	472,743	14,735,399
Popular Inc *	31,690	982,073
Prologis Inc REIT	43,010	1,756,098
Prudential Financial Inc	56,090	4,748,018
Simon Property Group Inc REIT	4,150	680,600
State Street Corp	120,480	8,379,384
Sunstone Hotel Investors Inc REIT	93,880	1,288,972
SunTrust Banks Inc	53,950	2,146,671
SVB Financial Group *	4,640	597,539
TD Ameritrade Holding Corp	59,509	2,020,331
The Charles Schwab Corp	95,920	2,621,494
The Goldman Sachs Group Inc	51,501	8,438,439
The PNC Financial Services Group Inc	19,470	1,693,890
The Travelers Cos Inc	88,270	7,511,777
Wells Fargo & Co	832,654	41,416,210
XL Group PLC (Ireland)	34,340	1,073,125

		277,932,080

Health Care - 17.9%

Abbott Laboratories	244,560	9,418,005
Aegerion Pharmaceuticals Inc * †	7,400	341,288
Aetna Inc	39,200	2,938,824
Alexion Pharmaceuticals Inc *	50,390	7,665,831
Allergan Inc	25,690	3,188,129
athenahealth Inc *	21,330	3,417,919
Baxter International Inc	62,450	4,595,071
Biogen Idec Inc *	58,839	17,997,085
BioMarin Pharmaceutical Inc *	21,150	1,442,641
Boston Scientific Corp *	236,860	3,202,347
Bristol-Myers Squibb Co	448,640	23,306,848
Celgene Corp *	107,763	15,043,715
Cerner Corp *	108,420	6,098,625
Humana Inc	92,679	10,446,777
Intuitive Surgical Inc *	740	324,113
Johnson & Johnson	675,630	66,367,135
McKesson Corp	42,630	7,527,179

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Merck & Co Inc	319,819	$18,156,125
Perrigo Co PLC (Ireland)	9,460	1,463,084
Pfizer Inc	100,191	3,218,135
Stryker Corp	179,991	14,663,867
UnitedHealth Group Inc	319,860	26,225,321
Vertex Pharmaceuticals Inc *	94,650	6,693,648

		253,741,712

Industrials - 16.2%

CSX Corp	637,500	18,468,375
Deere & Co	20,510	1,862,308
Delta Air Lines Inc	255,240	8,844,066
Eaton Corp PLC (Ireland)	203,700	15,301,944
Emerson Electric Co	216,270	14,446,836
Flowserve Corp	33,850	2,651,809
Fluor Corp	319,631	24,844,918
General Electric Co	94,260	2,440,391
Honeywell International Inc	376,434	34,918,018
Jacobs Engineering Group Inc *	26,600	1,689,100
L-3 Communications Holdings Inc	60,300	7,124,445
Masco Corp	255,880	5,683,095
MSC Industrial Direct Co Inc ‘A’ †	11,930	1,032,184
Norfolk Southern Corp	26,380	2,563,345
Northrop Grumman Corp	19,390	2,392,338
PACCAR Inc	281,678	18,996,364
SPX Corp	48,832	4,800,674
Union Pacific Corp	65,160	12,227,926
United Continental Holdings Inc *	177,272	7,911,649
United Technologies Corp	299,460	34,988,906
WW Grainger Inc	23,750	6,000,675

		229,189,366

Information Technology - 24.7%

Accenture PLC ‘A’ (Ireland)	138,380	11,031,654
Adobe Systems Inc *	151,410	9,953,693
Alliance Data Systems Corp *	16,580	4,517,221
Apple Inc	73,083	39,226,570
Applied Materials Inc	203,220	4,149,752
ASML Holding NV ‘NY’ (Netherlands)	6,830	637,649
Atmel Corp *	157,150	1,313,774
Avago Technologies Ltd (Singapore)	369,013	23,768,127
Cisco Systems Inc	801,021	17,950,881
Citrix Systems Inc *	81,488	4,679,856
Cognizant Technology Solutions Corp ‘A’ *	79,300	4,013,373
Corning Inc	54,000	1,124,280
eBay Inc *	147,240	8,133,538
EMC Corp	150,480	4,124,657
Facebook Inc ‘A’ *	54,770	3,299,345
Fidelity National Information Services Inc	28,990	1,549,516
Freescale Semiconductor Ltd * † (Bermuda)	185,851	4,536,623
Google Inc ‘A’ *	45,443	50,646,678
Hewlett-Packard Co	67,300	2,177,828
International Business Machines Corp	13,780	2,652,512
KLA-Tencor Corp	206,150	14,253,211
Lam Research Corp *	283,571	15,596,405
Maxim Integrated Products Inc	227,820	7,545,398
Microsoft Corp	790,133	32,387,552
ON Semiconductor Corp * †	160,820	1,511,708
Oracle Corp	259,660	10,622,691
Paychex Inc	60,570	2,580,282
QUALCOMM Inc	313,348	24,710,623
SanDisk Corp	26,260	2,132,049
Teradyne Inc * †	179,170	3,563,691
VeriFone Systems Inc *	23,600	798,152
Visa Inc ‘A’	89,140	19,241,760
VMware Inc ‘A’ * †	53,210	5,747,744
Western Digital Corp	14,020	1,287,316
Xerox Corp	104,150	1,176,895
Xilinx Inc	112,240	6,091,265

		348,734,269

	Shares	Value
Materials - 5.5%

Air Products & Chemicals Inc	27,560	$3,280,742
Alcoa Inc †	1,188,039	15,290,062
Alumina Ltd ADR * (Australia)	210,760	935,774
Axiall Corp	137,466	6,174,973
Crown Holdings Inc *	27,870	1,246,904
Freeport-McMoRan Copper & Gold Inc	379,548	12,551,652
Martin Marietta Materials Inc	30,491	3,913,520
Methanex Corp (NASDAQ) (Canada)	27,790	1,776,893
Monsanto Co	94,438	10,744,211
The Dow Chemical Co	146,965	7,141,029
The Sherwin-Williams Co	11,630	2,292,622
United States Steel Corp †	470,742	12,997,187

		78,345,569

Telecommunication Services - 2.6%

Verizon Communications Inc	758,133	36,064,387

Utilities - 4.0%

American Electric Power Co Inc	157,090	7,958,179
American Water Works Co Inc	106,770	4,847,358
CMS Energy Corp	162,120	4,746,874
Dominion Resources Inc	113,970	8,090,730
Edison International	26,600	1,505,826
Exelon Corp	23,400	785,304
FirstEnergy Corp	133,630	4,547,429
Integrys Energy Group Inc	13,300	793,345
NextEra Energy Inc	139,980	13,384,888
NiSource Inc	119,126	4,232,547
Public Service Enterprise Group Inc	89,300	3,405,902
Sempra Energy	27,350	2,646,386

		56,944,768

Total Common Stocks (Cost $1,531,103,176)		1,847,755,401

EXCHANGE-TRADED FUND - 0.1%

iShares U.S. Real Estate †	22,280	1,507,688

Total Exchange-Traded Fund (Cost $1,423,300)		1,507,688

	Principal Amount

SHORT-TERM INVESTMENTS - 1.3%

U.S. Treasury Bills - 0.1%

0.068% due 06/26/14 ‡	$160,000	159,988
0.069% due 06/26/14 ‡	400,000	399,970
0.072% due 06/26/14 ‡	45,000	44,996
0.080% due 06/26/14 ‡	30,000	29,998
0.083% due 06/26/14	145,000	144,989
0.086% due 06/26/14	80,000	79,994

		859,935

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $17,214,662; collateralized by Fannie Mae: 1.020% due 10/17/17 and value $17,562,600)	$17,214,662	$17,214,662

Total Short-Term Investments (Cost $18,074,513)		18,074,597

TOTAL INVESTMENTS - 132.1% (Cost $1,550,600,989)		1,867,337,686

TOTAL SECURITIES SOLD SHORT - (32.0%) (See Securities Sold Short)
(Proceeds $382,239,545)		(451,874,018)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,563,666)

NET ASSETS - 100.0%		$1,413,900,002

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (31.9%)

Consumer Discretionary - (3.9%)

Advance Auto Parts Inc	11,130	($1,407,945)
AMC Networks Inc ‘A’	60,380	(4,413,174)
Bed Bath & Beyond Inc	3,230	(222,224)
BorgWarner Inc	66,120	(4,064,396)
Chipotle Mexican Grill Inc	1,210	(687,341)
Choice Hotels International Inc	54,460	(2,505,160)
Discovery Communications Inc ‘A’	19,540	(1,615,958)
Ford Motor Co	123,080	(1,920,048)
Graham Holdings Co ‘B’	4,460	(3,138,725)
Groupon Inc	57,140	(447,978)
Hasbro Inc	60,510	(3,365,566)
Hilton Worldwide Holdings Inc	137,500	(3,058,000)
Kohl’s Corp	42,640	(2,421,952)
Marriott International Inc ‘A’	68,670	(3,846,893)
Netflix Inc	13,530	(4,762,966)
News Corp ‘B’	146,237	(2,442,158)
O’Reilly Automotive Inc	7,450	(1,105,506)
Omnicom Group Inc	37,600	(2,729,760)
Scripps Networks Interactive Inc ‘A’	72,190	(5,479,943)
The Interpublic Group of Cos Inc	82,860	(1,420,220)
Tim Hortons Inc (NYSE) (Canada)	33,330	(1,843,482)
Under Armour Inc ‘A’	15,760	(1,806,726)

		(54,706,121)

Consumer Staples - (3.2%)

Altria Group Inc	105,920	(3,964,586)
Brown-Forman Corp ‘B’	29,367	(2,633,926)
Campbell Soup Co	47,210	(2,118,785)
Church & Dwight Co Inc	99,350	(6,862,105)
Kimberly-Clark Corp	6,770	(746,392)
Mead Johnson Nutrition Co	32,197	(2,676,859)
Sysco Corp	196,380	(7,095,209)
The Boston Beer Co Inc ‘A’	7,880	(1,928,472)
The Clorox Co	29,360	(2,583,974)
The Hershey Co	126,460	(13,202,424)
Whole Foods Market Inc	25,210	(1,278,399)

		(45,091,131)

	Shares	Value
Energy - (1.6%)

Concho Resources Inc	12,640	($1,548,400)
Diamond Offshore Drilling Inc	24,110	(1,175,604)
Enbridge Inc (Canada)	44,660	(2,032,477)
Energen Corp	17,820	(1,440,034)
FMC Technologies Inc	12,510	(654,148)
Kinder Morgan Inc	48,020	(1,560,170)
Nabors Industries Ltd (Bermuda)	28,870	(711,646)
National Oilwell Varco Inc	16,490	(1,284,076)
ONEOK Inc	56,080	(3,322,740)
Peabody Energy Corp	49,180	(803,601)
Pioneer Natural Resources Co	6,830	(1,278,166)
Spectra Energy Corp	41,110	(1,518,603)
Tenaris SA ADR (Luxembourg)	23,860	(1,055,805)
Ultra Petroleum Corp (Canada)	38,890	(1,045,752)
Valero Energy Corp	14,300	(759,330)
WPX Energy Inc	157,412	(2,838,138)

		(23,028,690)

Financials - (4.8%)

Arch Capital Group Ltd (Bermuda)	20,080	(1,155,403)
Associated Banc-Corp	44,870	(810,352)
Assurant Inc	57,470	(3,733,251)
BancorpSouth Inc	129,080	(3,221,837)
Bank of Hawaii Corp	33,090	(2,005,585)
BlackRock Inc	6,270	(1,971,790)
Comerica Inc	47,330	(2,451,694)
Cullen/Frost Bankers Inc	10,610	(822,593)
EastGroup Properties Inc REIT	15,010	(944,279)
Equity Residential REIT	31,830	(1,845,822)
Federal Realty Investment Trust REIT	37,530	(4,305,442)
Franklin Resources Inc	49,460	(2,679,743)
Hancock Holding Co	48,150	(1,764,697)
Home Properties Inc REIT	16,350	(982,962)
Hudson Pacific Properties Inc REIT	33,000	(761,310)
ING US Inc	34,680	(1,257,844)
Lincoln National Corp	21,090	(1,068,630)
Northern Trust Corp	8,280	(542,837)
Omega Healthcare Investors Inc REIT	25,900	(868,168)
PartnerRe Ltd (Bermuda)	6,040	(625,140)
Principal Financial Group Inc	59,270	(2,725,827)
Public Storage REIT	7,790	(1,312,537)
Senior Housing Properties Trust REIT	70,740	(1,589,528)
Signature Bank	5,570	(699,536)
SL Green Realty Corp REIT	9,100	(915,642)
Tanger Factory Outlet Centers Inc REIT	24,880	(870,800)
The Allstate Corp	22,160	(1,253,813)
The Chubb Corp	32,880	(2,936,184)
The NASDAQ OMX Group Inc	23,060	(851,836)
The Progressive Corp	303,230	(7,344,231)
Torchmark Corp	41,180	(3,240,866)
UDR Inc REIT	23,640	(610,621)
UMB Financial Corp	38,250	(2,474,775)
US Bancorp	28,240	(1,210,366)
Valley National Bancorp	241,833	(2,517,482)
Washington REIT	30,650	(731,922)
Weingarten Realty Investors REIT	28,480	(854,400)
WR Berkley Corp	55,940	(2,328,223)

		(68,287,968)

Health Care - (3.3%)

AbbVie Inc	93,620	(4,812,068)
Allscripts Healthcare Solutions Inc	140,870	(2,539,886)
AmerisourceBergen Corp	13,510	(886,121)
Amgen Inc	13,440	(1,657,689)
Becton Dickinson & Co	30,850	(3,611,918)
Cardinal Health Inc	13,040	(912,539)
Cigna Corp	16,760	(1,403,315)
CR Bard Inc	22,460	(3,323,631)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Eli Lilly & Co	68,210	($4,014,841)
Gilead Sciences Inc	15,550	(1,101,873)
Isis Pharmaceuticals Inc	41,830	(1,807,474)
Medivation Inc	36,939	(2,377,763)
Medtronic Inc	68,190	(4,196,413)
Pfizer Inc	24,460	(785,655)
Regeneron Pharmaceuticals Inc	4,860	(1,459,361)
United Therapeutics Corp	19,530	(1,836,406)
WellPoint Inc	25,410	(2,529,565)
Zimmer Holdings Inc	73,020	(6,906,232)

		(46,162,750)

Industrials - (5.7%)

3M Co	29,470	(3,997,900)
Caterpillar Inc	25,180	(2,502,137)
CH Robinson Worldwide Inc	22,540	(1,180,871)
Danaher Corp	19,790	(1,484,250)
Dover Corp	75,456	(6,168,528)
Fastenal Co	80,530	(3,971,740)
GATX Corp	17,410	(1,181,791)
General Electric Co	103,660	(2,683,757)
Heartland Express Inc	205,462	(4,661,933)
Illinois Tool Works Inc	22,850	(1,858,390)
Knight Transportation Inc	34,550	(799,141)
Lockheed Martin Corp	96,698	(15,784,982)
Raytheon Co	83,479	(8,246,890)
Rockwell Automation Inc	78,160	(9,734,828)
Southwest Airlines Co	198,150	(4,678,321)
The Boeing Co	71,640	(8,990,104)
Werner Enterprises Inc	84,100	(2,145,391)

		(80,070,954)

Information Technology - (4.8%)

Advanced Micro Devices Inc	309,670	(1,241,777)
Analog Devices Inc	56,180	(2,985,405)
AOL Inc	76,070	(3,329,584)
Automatic Data Processing Inc	54,010	(4,172,813)
Electronic Arts Inc	149,960	(4,350,340)
Intel Corp	340,850	(8,797,338)
Knowles Corp	22,923	(723,679)
Linear Technology Corp	138,610	(6,748,921)
MasterCard Inc ‘A’	29,910	(2,234,277)
Microchip Technology Inc	117,740	(5,623,262)
Micron Technology Inc	41,340	(978,104)
MICROS Systems Inc	14,400	(762,192)
NVIDIA Corp	304,930	(5,461,296)
Paychex Inc	6,800	(289,680)
Red Hat Inc	25,270	(1,338,805)
Salesforce.com Inc	40,980	(2,339,548)
Seagate Technology PLC (Ireland)	35,510	(1,994,242)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	157,790	(3,158,956)
Texas Instruments Inc	154,520	(7,285,618)
Twitter Inc	30,580	(1,427,169)
Vantiv Inc ‘A’	78,610	(2,375,594)

		(67,618,600)

Materials - (2.0%)

Bemis Co Inc	58,960	(2,313,590)
Cabot Corp	63,670	(3,760,350)
Cliffs Natural Resources Inc	312,063	(6,384,809)
Domtar Corp	10,240	(1,149,133)
Nucor Corp	26,740	(1,351,440)
Olin Corp	38,890	(1,073,753)
OM Group Inc	127,040	(4,220,269)
Praxair Inc	53,280	(6,978,082)
The Valspar Corp	13,730	(990,207)

		(28,221,633)

	Shares	Value
Telecommunication Services - (0.8%)

AT&T Inc	313,070	($10,979,365)

Utilities - (1.8%)

Ameren Corp	19,450	(801,340)
Consolidated Edison Inc	63,830	(3,424,479)
Duke Energy Corp	55,330	(3,940,603)
Entergy Corp	29,800	(1,992,130)
National Fuel Gas Co	10,090	(706,704)
PPL Corp	17,350	(574,979)
SCANA Corp	82,300	(4,223,636)
The Southern Co	200,670	(8,817,440)
Wisconsin Energy Corp	17,330	(806,711)
Xcel Energy Inc	26,220	(796,039)

		(26,084,061)

Total Common Stocks (Proceeds $380,686,716)		(450,251,273)

EXCHANGE-TRADED FUND - (0.1%)

Utilities Select Sector SPDR Fund	39,140	(1,622,745)

Total Exchange-Traded Funds (Proceeds $1,552,829)		(1,622,745)

TOTAL SECURITIES SOLD SHORT - (32.0%)
(Proceeds $382,239,545)		($451,874,018)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of March 31, 2014, the total value of securities out on loan was $24,447,860, and the cash collateral was $24,653,880 (See Note 5 in Supplemental Notes to Schedule of Investments).

(c)	As of March 31, 2014, investments with a total aggregate value of $614,951 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (06/14)	146	$97,126

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,847,755,401	$1,847,755,401	$-	$-
	Exchange-Traded Fund	1,507,688	1,507,688	-	-
	Short-Term Investments	18,074,597	-	18,074,597	-
	Derivatives:
	Equity Contracts
	Futures	97,126	97,126	-	-

	Total Assets	1,867,434,812	1,849,360,215	18,074,597	-

Liabilities	Common Stocks - Short (1)	(450,251,273)	(450,251,273)	-	-
	Exchange-Traded Fund - Short	(1,622,745)	(1,622,745)	-	-

	Total Liabilities	(451,874,018)	(451,874,018)	-	-

	Total	$1,415,560,794	$1,397,486,197	$18,074,597	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Consumer Staples - 0.4%

Henkel AG & Co KGaA (Germany)	52,809	$5,683,642

Total Preferred Stocks (Cost $4,858,676)		5,683,642

COMMON STOCKS - 98.2%

Consumer Discretionary - 8.4%

AutoZone Inc *	79,026	42,444,865
Comcast Corp ‘A’	584,850	29,254,197
Delphi Automotive PLC (United Kingdom)	343,200	23,289,552
PVH Corp	77,550	9,675,914
The TJX Cos Inc	188,145	11,410,994
Twenty-First Century Fox Inc ‘A’	365,830	11,695,585

		127,771,107

Consumer Staples - 7.7%

Diageo PLC (United Kingdom)	243,660	7,562,427
Henkel AG & Co KGaA (Germany)	213,800	21,491,356
Mondelez International Inc ‘A’	1,204,210	41,605,456
Philip Morris International Inc	568,928	46,578,135

		117,237,374

Energy - 9.6%

Chevron Corp	455,992	54,222,009
National Oilwell Varco Inc	637,632	49,652,404
Noble Energy Inc	601,010	42,695,750

		146,570,163

Financials - 19.6%

American International Group Inc	698,460	34,929,985
CIT Group Inc	707,664	34,689,689
Citigroup Inc	734,589	34,966,437
CME Group Inc ‘A’	431,310	31,921,253
Digital Realty Trust Inc REIT	185,290	9,835,193
Discover Financial Services	708,596	41,233,201
JPMorgan Chase & Co	851,499	51,694,504
Lincoln National Corp	213,590	10,822,605
Marsh & McLennan Cos Inc	388,385	19,147,381
McGraw Hill Financial Inc	374,854	28,601,360

		297,841,608

Health Care - 19.1%

AbbVie Inc	313,593	16,118,680
Actavis PLC * (Ireland)	163,470	33,650,300
Allergan Inc	206,800	25,663,880
Covidien PLC (Ireland)	431,726	31,800,937
Express Scripts Holding Co *	585,716	43,981,414
Gilead Sciences Inc *	421,470	29,865,364
Intuitive Surgical Inc *	55,990	24,523,060
Pfizer Inc	1,273,258	40,897,047
UnitedHealth Group Inc	286,750	23,510,633
Zoetis Inc	715,227	20,698,669

		290,709,984

Industrials - 11.5%

Canadian National Railway Co (NYSE) (Canada)	586,290	32,961,224
CSX Corp	192,368	5,572,901
Deere & Co	465,050	42,226,540
General Electric Co	1,857,230	48,083,685
L-3 Communications Holdings Inc	28,530	3,370,819
Tyco International Ltd (Switzerland)	999,716	42,387,958

		174,603,127

	Shares	Value
Information Technology - 16.8%

Amdocs Ltd (United Kingdom)	409,210	$19,011,897
Apple Inc	112,432	60,346,752
Applied Materials Inc	307,000	6,268,940
Corning Inc	488,720	10,175,150
eBay Inc *	650,455	35,931,134
Facebook Inc ‘A’ *	244,850	14,749,764
Google Inc ‘A’ *	53,546	59,677,553
MasterCard Inc ‘A’	198,220	14,807,034
Western Digital Corp	371,415	34,103,325

		255,071,549

Materials - 2.5%

Air Products & Chemicals Inc	63,770	7,591,181
PPG Industries Inc	17,740	3,431,980
Vulcan Materials Co	417,570	27,747,527

		38,770,688

Telecommunication Services - 1.7%

Verizon Communications Inc	542,190	25,791,978

Utilities - 1.3%

Exelon Corp	602,780	20,229,297

Total Common Stocks (Cost $1,202,175,308)		1,494,596,875

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $9,668,529; collateralized by Freddie Mac: 1.830% due 11/05/18 and value $9,866,281)	$9,668,529	9,668,529

Total Short-Term Investment (Cost $9,668,529)		9,668,529

TOTAL INVESTMENTS - 99.2% (Cost $1,216,702,513)		1,509,949,046

OTHER ASSETS & LIABILITIES, NET - 0.8%		12,201,379

NET ASSETS - 100.0%		$1,522,150,425

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$5,683,642	$-	$5,683,642	$-
	Common Stocks
	Consumer Discretionary	127,771,107	127,771,107	-	-
	Consumer Staples	117,237,374	88,183,591	29,053,783	-
	Energy	146,570,163	146,570,163	-	-
	Financials	297,841,608	297,841,608	-	-
	Health Care	290,709,984	290,709,984	-	-
	Industrials	174,603,127	174,603,127	-	-
	Information Technology	255,071,549	255,071,549	-	-
	Materials	38,770,688	38,770,688	-	-
	Telecommunication Services	25,791,978	25,791,978	-	-
	Utilities	20,229,297	20,229,297	-	-

		1,494,596,875	1,465,543,092	29,053,783	-
	Short-Term Investment	9,668,529	-	9,668,529	-

	Total	$1,509,949,046	$1,465,543,092	$44,405,954	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 17.8%

Advance Auto Parts Inc	70,304	$8,893,456
AMC Networks Inc ‘A’ *	158,756	11,603,476
AutoZone Inc *	7,441	3,996,561
Cabela’s Inc *	161,223	10,561,719
Chipotle Mexican Grill Inc *	10,241	5,817,400
Discovery Communications Inc ‘C’ *	49,959	3,849,841
Dollar Tree Inc *	90,159	4,704,497
DR Horton Inc	355,731	7,701,576
Expedia Inc	98,034	7,107,465
Harley-Davidson Inc	119,291	7,945,973
HomeAway Inc *	223,051	8,402,331
Kate Spade & Co *	285,089	10,573,951
Life Time Fitness Inc *	198,633	9,554,247
Lululemon Athletica Inc *	113,545	5,971,332
Michael Kors Holdings Ltd * (United Kingdom)	54,651	5,097,299
Nordstrom Inc	27,040	1,688,648
O’Reilly Automotive Inc *	38,286	5,681,260
Panera Bread Co ‘A’ *	33,060	5,834,098
Polaris Industries Inc	77,340	10,805,171
priceline.com Inc *	11,117	13,250,241
Thor Industries Inc	14,041	857,343
TripAdvisor Inc *	313,871	28,433,574
TRW Automotive Holdings Corp *	370,442	30,235,476

		208,566,935

Consumer Staples - 4.8%

Casey’s General Stores Inc	116,189	7,853,215
Hormel Foods Corp	102,554	5,052,836
Monster Beverage Corp *	112,315	7,800,277
Sprouts Farmers Market Inc *	148,572	5,353,049
Tyson Foods Inc ‘A’	696,030	30,632,280

		56,691,657

Energy - 11.9%

Antero Resources Corp *	295,504	18,498,551
Cabot Oil & Gas Corp	516,499	17,498,986
Diamondback Energy Inc *	90,585	6,097,276
Gulfport Energy Corp *	941,840	67,040,171
Patterson-UTI Energy Inc	308,764	9,781,644
Tesoro Corp	158,356	8,011,230
Western Refining Inc	303,514	11,715,640

		138,643,498

Financials - 13.3%

American Capital Agency Corp REIT	276,717	5,946,648
Comerica Inc	445,739	23,089,280
E*TRADE Financial Corp *	246,177	5,666,994
Genworth Financial Inc ‘A’ *	572,401	10,148,670
KeyCorp	2,475,543	35,251,732
Lincoln National Corp	333,188	16,882,636
Principal Financial Group Inc	288,841	13,283,798
Signature Bank *	181,030	22,735,558
The Hartford Financial Services Group Inc	629,458	22,200,984

		155,206,300

Health Care - 8.7%

Acorda Therapeutics Inc *	159,287	6,038,570
Catamaran Corp (NASDAQ) * (Canada)	134,567	6,023,219
DaVita HealthCare Partners Inc *	251,176	17,293,468
HMS Holdings Corp *	232,033	4,420,229
Isis Pharmaceuticals Inc *	227,621	9,835,503
Perrigo Co PLC (Ireland)	232,820	36,007,941
Pharmacyclics Inc *	68,959	6,911,071

	Shares	Value
Universal Health Services Inc ‘B’	41,926	$3,440,867
Zimmer Holdings Inc	123,244	11,656,417

		101,627,285

Industrials - 13.5%

AGCO Corp	463,829	25,584,808
Chart Industries Inc *	71,332	5,674,460
Exelis Inc	641,068	12,186,703
Fluor Corp	46,252	3,595,168
Generac Holdings Inc	280,909	16,565,204
Jacobs Engineering Group Inc *	84,794	5,384,419
JetBlue Airways Corp *	1,294,620	11,250,248
Manpowergroup Inc	118,065	9,307,064
Owens Corning	128,544	5,549,244
Southwest Airlines Co	461,858	10,904,467
Textron Inc	391,280	15,373,391
Towers Watson & Co ‘A’	81,228	9,264,053
Trinity Industries Inc	183,910	13,254,394
United Rentals Inc *	147,954	14,046,753

		157,940,376

Information Technology - 16.5%

Arrow Electronics Inc *	172,338	10,229,984
Avago Technologies Ltd (Singapore)	326,609	21,036,886
Avnet Inc	480,808	22,371,996
Computer Sciences Corp	489,814	29,790,488
CoStar Group Inc *	29,255	5,463,079
Cree Inc *	92,313	5,221,223
DST Systems Inc	49,474	4,689,640
FEI Co	29,325	3,021,062
IAC/InterActiveCorp	167,334	11,945,974
iGATE Corp *	427,410	13,480,511
JDS Uniphase Corp *	563,033	7,882,462
Lam Research Corp *	44,796	2,463,780
MICROS Systems Inc *	80,880	4,280,978
Palo Alto Networks Inc *	67,125	4,604,775
Seagate Technology PLC (Ireland)	216,241	12,144,095
Skyworks Solutions Inc *	337,904	12,678,158
Yelp Inc *	284,143	21,859,121

		193,164,212

Materials - 8.2%

Agnico Eagle Mines Ltd (NYSE) (Canada)	310,598	9,395,590
CF Industries Holdings Inc	23,129	6,028,343
Compass Minerals International Inc	255,597	21,091,864
Eagle Materials Inc	88,975	7,888,524
KapStone Paper & Packaging Corp *	323,897	9,341,189
Louisiana-Pacific Corp *	534,043	9,009,305
Rockwood Holdings Inc	120,484	8,964,010
US Silica Holdings Inc	466,967	17,824,130
Westlake Chemical Corp	101,416	6,711,711

		96,254,666

Utilities - 3.9%

Atmos Energy Corp	385,683	18,177,240
DTE Energy Co	116,230	8,634,726
Questar Corp	771,610	18,348,886

		45,160,852

Total Common Stocks (Cost $974,808,978)		1,153,255,781

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $14,605,887; collateralized by Fannie Mae: 1.740% due 12/26/18 and value $14,901,350).	$14,605,887	$14,605,887

Total Short-Term Investment (Cost $14,605,887)		14,605,887

TOTAL INVESTMENTS - 99.8% (Cost $989,414,865)		1,167,861,668

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,894,485

NET ASSETS - 100.0%		$1,169,756,153

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,153,255,781	$1,153,255,781	$-	$-
	Short-Term Investment	14,605,887	-	14,605,887	-

	Total	$1,167,861,668	$1,153,255,781	$14,605,887	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 26.0%

Allison Transmission Holdings Inc	303,221	$9,078,437
Burberry Group PLC (United Kingdom)	378,220	8,815,200
CarMax Inc *	312,300	14,615,640
Carter’s Inc	165,450	12,847,192
DSW Inc ‘A’	224,140	8,037,660
Dunkin’ Brands Group Inc	322,050	16,160,469
Fossil Group Inc *	60,650	7,072,397
Gentex Corp	420,490	13,258,050
HomeAway Inc *	157,120	5,918,710
L Brands Inc	166,270	9,439,148
LKQ Corp *	594,430	15,663,230
Mattel Inc	351,360	14,093,050
Nordstrom Inc	150,900	9,423,705
Norwegian Cruise Line Holdings Ltd * (Bermuda)	386,277	12,465,159
Panera Bread Co ‘A’ *	60,560	10,687,023
Ross Stores Inc	171,570	12,275,834
Tiffany & Co	89,400	7,701,810
Ulta Salon Cosmetics & Fragrance Inc *	150,910	14,710,707
Urban Outfitters Inc *	363,090	13,241,892

		215,505,313

Consumer Staples - 6.0%

Brown-Forman Corp ‘B’	96,530	8,657,776
Coty Inc ‘A’	544,370	8,154,663
Mead Johnson Nutrition Co	210,910	17,535,057
The Hain Celestial Group Inc *	168,343	15,398,334

		49,745,830

Energy - 5.8%

Cabot Oil & Gas Corp	264,090	8,947,369
Continental Resources Inc *	117,150	14,558,231
Dril-Quip Inc *	93,550	10,486,955
Southwestern Energy Co *	300,310	13,817,263

		47,809,818

Financials - 8.8%

First Republic Bank	323,320	17,456,047
Northern Trust Corp	339,990	22,289,744
Oaktree Capital Group LLC	124,052	7,214,864
Signature Bank *	146,020	18,338,652
UMB Financial Corp	126,140	8,161,258

		73,460,565

Health Care - 16.4%

Acadia Healthcare Co Inc *	161,410	7,282,819
ACADIA Pharmaceuticals Inc *	89,990	2,189,457
Align Technology Inc *	167,600	8,680,004
Alkermes PLC * (Ireland)	127,910	5,639,552
BioMarin Pharmaceutical Inc *	90,910	6,200,971
DENTSPLY International Inc	270,680	12,462,107
Henry Schein Inc *	104,120	12,428,804
Hologic Inc *	569,466	12,243,519
Humana Inc	84,530	9,528,222
Intuitive Surgical Inc *	33,250	14,563,168
Medivation Inc *	113,962	7,335,734
Premier Inc ‘A’ *	167,213	5,509,668
Varian Medical Systems Inc *	230,052	19,322,068
Zimmer Holdings Inc	130,280	12,321,882

		135,707,975

Industrials - 16.2%

Expeditors International of Washington Inc	425,040	16,844,335
Fastenal Co	420,110	20,719,825
Flowserve Corp	217,330	17,025,632
Fortune Brands Home & Security Inc	354,033	14,897,709
Graco Inc	27,268	2,038,010

	Shares	Value
IDEX Corp	103,433	$7,539,231
Jacobs Engineering Group Inc *	154,050	9,782,175
Joy Global Inc	196,910	11,420,780
Polypore International Inc *	330,659	11,311,845
Stericycle Inc *	91,519	10,398,389
Verisk Analytics Inc ‘A’ *	207,070	12,415,917

		134,393,848

Information Technology - 19.2%

ANSYS Inc *	145,080	11,174,062
Aruba Networks Inc *	441,560	8,279,250
Electronic Arts Inc *	519,420	15,068,374
F5 Networks Inc *	132,530	14,131,674
FLIR Systems Inc	203,500	7,326,000
Fusion-io Inc *	842,620	8,864,362
Microchip Technology Inc	434,390	20,746,466
OpenTable Inc *	99,890	7,684,538
ServiceNow Inc *	141,320	8,467,894
Solera Holdings Inc	182,626	11,567,531
Teradata Corp *	303,890	14,948,349
Vantiv Inc ‘A’ *	467,340	14,123,015
WebMD Health Corp *	218,994	9,066,352
Zillow Inc ‘A’ *	84,580	7,451,498

		158,899,365

Materials - 1.1%

The Scotts Miracle-Gro Co ‘A’	149,437	9,157,499

Total Common Stocks (Cost $787,122,496)		824,680,213

PURCHASED OPTIONS - 0.0%
(See Note (b) in Notes to Schedule of Investments) (Cost $164,000)		189,605

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $1,451,772; collateralized by Fannie Mae: 1.740% due 12/26/18 and value $1,483,144)	$1,451,772	1,451,772

Total Short-Term Investment (Cost $1,451,772)		1,451,772

TOTAL INVESTMENTS - 99.7% (Cost $788,738,268)		826,321,590

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,110,180

NET ASSETS - 100.0%		$828,431,770

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(b)	Purchased options outstanding as of March 31, 2014 were as follows:

Options on Securities

Description	Strike Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - OTC Salix Pharmaceuticals Ltd	$110.00	05/16/14	MSC	410	$164,000	$189,605

Total Purchased Options					$164,000	$189,605

(c)	Transactions in written options for the three-month period ended March 31, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2013	6,224	$311,200
Call Options Written	1,583	365,423
Put Options Written	1,739	263,422
Call Options Exercised	(3,446)	(400,786)
Call Options Expired	(121)	(18,150)
Put Options Expired	(3,829)	(112,114)
Call Options Closed	(718)	(132,737)

Outstanding, March 31, 2014	1,432	$276,258

(d)	Premiums received and value of written options outstanding as of March 31, 2014 were as follows:

Options on Securities

Description	Strike Price	Expiration Date	Counter- party/ Exchange	Number of Contracts	Premium	Value
Call - OTC Salix Pharmaceuticals Ltd	$125.00	05/16/14	MSC	410	$47,150	($49,395)

Put - Alkermes PLC	42.00	04/18/14	CME	290	39,648	(28,275)
Put - OTC Alkermes PLC	42.00	04/18/14	MSC	322	41,860	(32,338)
Put - OTC Salix Pharmaceuticals Ltd	95.00	05/16/14	MSC	410	147,600	(128,649)

					229,108	(189,262)

Total Written Options					$276,258	($238,657)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$215,505,313	$206,690,113	$8,815,200	$-
	Consumer Staples	49,745,830	49,745,830	-	-
	Energy	47,809,818	47,809,818	-	-
	Financials	73,460,565	73,460,565	-	-
	Health Care	135,707,975	135,707,975	-	-
	Industrials	134,393,848	134,393,848	-	-
	Information Technology	158,899,365	158,899,365	-	-
	Materials	9,157,499	9,157,499	-	-

		824,680,213	815,865,013	8,815,200	-
	Short-Term Investment	1,451,772	-	1,451,772	-
	Derivatives:
	Equity Contracts
	Purchased Options	189,605	-	189,605	-

	Total Assets	826,321,590	815,865,013	10,456,577	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(238,657)	-	(238,657)	-

	Total Liabilities	(238,657)	-	(238,657)	-

	Total	$826,082,933	$815,865,013	$10,217,920	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 14.5%

Abercrombie & Fitch Co ‘A’	519,137	$19,986,775
AMC Entertainment Holdings Inc ‘A’ *	336,500	8,160,125
Apollo Education Group Inc *	529,132	18,117,480
Deckers Outdoor Corp *	120,129	9,577,885
Dick’s Sporting Goods Inc	119,820	6,543,370
Foot Locker Inc	274,343	12,888,634
Hanesbrands Inc	101,666	7,775,416
Jarden Corp *	132,117	7,904,560
Lear Corp	102,300	8,564,556
Lennar Corp ‘A’	170,681	6,762,381
Mohawk Industries Inc *	84,223	11,452,644
Murphy USA Inc *	224,604	9,116,676
Office Depot Inc *	2,563,353	10,586,648
PVH Corp	87,095	10,866,843
Staples Inc	555,800	6,302,772
Tenneco Inc *	125,730	7,301,141
Thor Industries Inc	95,956	5,859,073
Tribune Co *	263,007	20,948,508
Wyndham Worldwide Corp	141,441	10,357,724

		199,073,211

Consumer Staples - 4.9%

Energizer Holdings Inc	123,414	12,432,726
Flowers Foods Inc	404,013	8,666,079
Ingredion Inc	83,100	5,657,448
Pinnacle Foods Inc	305,202	9,113,332
SUPERVALU Inc *	1,717,000	11,744,280
The JM Smucker Co	47,173	4,587,103
Tyson Foods Inc ‘A’	344,744	15,172,183

		67,373,151

Energy - 7.9%

Africa Oil Corp * (Canada)	1,029,037	6,897,480
Bill Barrett Corp *	435,300	11,143,680
Helix Energy Solutions Group Inc *	665,300	15,288,594
McDermott International Inc * (Panama)	1,037,500	8,113,250
Oasis Petroleum Inc *	320,032	13,354,935
Patterson-UTI Energy Inc	380,100	12,041,568
SM Energy Co	141,200	10,066,148
Superior Energy Services Inc	694,000	21,347,440
Whiting Petroleum Corp *	145,150	10,071,959

		108,325,054

Financials - 22.1%

Alexander & Baldwin Inc	350,870	14,933,027
American Campus Communities Inc REIT	588,067	21,964,302
Apollo Investment Corp	1,092,300	9,077,013
Associated Banc-Corp	165,800	2,994,348
Bank of Hawaii Corp	153,000	9,273,330
BioMed Realty Trust Inc REIT	604,716	12,390,631
CommonWealth REIT	746,973	19,645,390
Corporate Office Properties Trust REIT	786,842	20,961,471
Discover Financial Services	108,860	6,334,563
Federated Investors Inc ‘B’	301,400	9,204,756
Fidelity National Financial Inc ‘A’	693,400	21,800,496
First Niagara Financial Group Inc	855,000	8,079,750
Forest City Enterprises Inc ‘A’ *	543,989	10,390,190
Fulton Financial Corp	841,500	10,586,070
Greenhill & Co Inc	159,000	8,264,820
Hancock Holding Co	296,300	10,859,395
Huntington Bancshares Inc	691,600	6,895,252
ING US Inc	422,566	15,326,469
Kemper Corp	139,622	5,468,994
New York Community Bancorp Inc	1,017,700	16,354,439
Springleaf Holdings Inc *	324,200	8,153,630
Tanger Factory Outlet Centers Inc REIT	548,425	19,194,875

	Shares	Value
TCF Financial Corp	511,500	$8,521,590
The Hanover Insurance Group Inc	67,000	4,116,480
Valley National Bancorp	895,300	9,320,073
Webster Financial Corp	291,400	9,050,884
Zions Bancorp	107,000	3,314,860

		302,477,098

Health Care - 8.0%

CareFusion Corp *	549,094	22,084,561
Hospira Inc *	517,646	22,388,189
Mallinckrodt PLC * (Ireland)	101,990	6,467,186
Myriad Genetics Inc *	698,875	23,894,536
Owens & Minor Inc	268,418	9,402,683
Teleflex Inc	231,122	24,785,523

		109,022,678

Industrials - 13.3%

AMETEK Inc	197,350	10,161,551
Con-way Inc	264,600	10,869,768
Crane Co	125,100	8,900,865
Delta Air Lines Inc	438,900	15,207,885
Dover Corp	135,000	11,036,250
Harsco Corp	300,500	7,040,715
KBR Inc	103,700	2,766,716
Manpowergroup Inc	70,300	5,541,749
Parker Hannifin Corp	113,100	13,539,201
Pitney Bowes Inc	739,237	19,212,770
Quanta Services Inc *	335,900	12,394,710
SPX Corp	139,700	13,733,907
The ADT Corp	421,848	12,634,348
The Timken Co	307,120	18,052,513
Triumph Group Inc	233,800	15,098,804
UTi Worldwide Inc (United Kingdom)	553,800	5,864,742

		182,056,494

Information Technology - 12.4%

Amdocs Ltd (United Kingdom)	142,200	6,606,612
AOL Inc *	342,600	14,995,602
Arrow Electronics Inc *	180,800	10,732,288
Check Point Software Technologies Ltd * (Israel)	156,200	10,563,806
Euronet Worldwide Inc *	156,971	6,528,424
First Solar Inc *	142,600	9,952,054
Ingram Micro Inc ‘A’ *	344,794	10,192,111
Knowles Corp *	347,319	10,964,861
Microchip Technology Inc	129,300	6,175,368
NCR Corp *	544,294	19,893,946
NetApp Inc	204,400	7,542,360
PTC Inc *	289,441	10,254,894
RF Micro Devices Inc *	1,901,922	14,987,145
Skyworks Solutions Inc *	391,700	14,696,584
Synopsys Inc *	67,300	2,584,993
TIBCO Software Inc *	662,100	13,453,872

		170,124,920

Materials - 7.6%

Albemarle Corp	181,200	12,035,304
Axiall Corp	178,250	8,006,990
Carpenter Technology Corp	104,000	6,868,160
Cliffs Natural Resources Inc	83,700	1,712,502
Domtar Corp	129,800	14,566,156
Huntsman Corp	163,000	3,980,460
Martin Marietta Materials Inc	41,500	5,326,525
MeadWestvaco Corp	152,900	5,755,156
Owens-Illinois Inc *	328,000	11,096,240
Rock-Tenn Co ‘A’	135,200	14,273,064
Rockwood Holdings Inc	89,827	6,683,129
Steel Dynamics Inc	820,100	14,589,579

		104,893,265

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Utilities - 9.2%

Alliant Energy Corp	368,400	$20,928,804
Hawaiian Electric Industries Inc	540,100	13,729,342
MDU Resources Group Inc	320,400	10,992,924
OGE Energy Corp	334,200	12,285,192
PNM Resources Inc	551,700	14,912,451
TECO Energy Inc	947,900	16,256,485
UGI Corp	329,200	15,014,812
Westar Energy Inc	638,600	22,453,176

		126,573,186

Total Common Stocks (Cost $1,119,968,939)		1,369,919,057

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $2,086,199; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $2,131,894)	$2,086,199	2,086,199

Total Short-Term Investment (Cost $2,086,199)		2,086,199

TOTAL INVESTMENTS - 100.1% (Cost $1,122,055,138)		1,372,005,256

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,563,129)

NET ASSETS - 100.0%		$1,370,442,127

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,369,919,057	$1,369,919,057	$-	$-
	Short-Term Investment	2,086,199	-	2,086,199	-

	Total	$1,372,005,256	$1,369,919,057	$2,086,199	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Central European Media Enterprises Ltd (Bermuda) Exp 04/25/14 * +	699	$-

Total Rights (Cost $0)		-

WARRANTS - 0.0%
Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp 04/15/16 *	7,573	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.4%
Consumer Discretionary - 15.3%

1-800-Flowers.com Inc ‘A’ *	3,406	19,176
AH Belo Corp ‘A’	10,402	120,455
AMC Entertainment Holdings Inc ‘A’ *	8,907	215,995
America’s Car-Mart Inc *	994	36,500
American Apparel Inc *	35,504	17,788
American Axle & Manufacturing Holdings Inc *	11,500	212,980
Asbury Automotive Group Inc *	2,049	113,330
Ascent Capital Group Inc ‘A’ *	6,793	513,211
Autoliv Inc	80,000	8,028,000
Barnes & Noble Inc *	20,866	436,099
Bassett Furniture Industries Inc	5,966	88,595
Beasley Broadcasting Group Inc ‘A’	2,203	20,047
Beazer Homes USA Inc *	6,294	126,384
bebe stores Inc	18,795	115,025
Biglari Holdings Inc *	797	388,530
Black Diamond Inc *	12,404	151,701
Bob Evans Farms Inc	12,077	604,212
Body Central Corp *	9,753	10,436
Bravo Brio Restaurant Group Inc *	837	11,810
Bridgepoint Education Inc *	8,405	125,150
Brown Shoe Co Inc	280,980	7,457,209
Brunswick Corp	152,791	6,919,904
Burlington Stores Inc *	3,819	112,737
Caesars Entertainment Corp *	2,618	49,768
Callaway Golf Co	40,650	415,443
Career Education Corp *	30,476	227,351
Carmike Cinemas Inc *	9,148	273,159
Carrols Restaurant Group Inc *	13,197	94,622
Cavco Industries Inc *	419	32,871
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	41,682	122,545
Citi Trends Inc *	7,879	128,349
ClubCorp Holdings Inc	6,108	115,441
Columbia Sportswear Co	7,106	587,311
Cooper Tire & Rubber Co	31,010	753,543
Core-Mark Holding Co Inc	5,527	401,260
Corinthian Colleges Inc *	42,010	57,974
Crocs Inc *	6,708	104,645
Crown Media Holdings Inc ‘A’ *	14,765	56,698
CSS Industries Inc	4,552	122,904
Culp Inc	624	12,318
Cumulus Media Inc ‘A’ *	10,919	75,450
Daily Journal Corp *	509	88,042

	Shares	Value
Dana Holding Corp	79,758	$1,855,969
Del Frisco’s Restaurant Group Inc *	3,365	93,883
Denny’s Corp *	11,919	76,639
Destination Maternity Corp	823	22,550
Destination XL Group Inc *	22,799	128,586
Dex Media Inc *	9,529	87,667
Diamond Resorts International Inc *	5,217	88,428
DineEquity Inc	4,350	339,604
Drew Industries Inc	73,000	3,956,600
Einstein Noah Restaurant Group Inc	439	7,226
Entercom Communications Corp ‘A’ *	12,993	130,840
Ethan Allen Interiors Inc	2,085	53,063
EW Scripps Co ‘A’ *	17,344	307,336
Federal-Mogul Corp *	10,987	205,567
Flexsteel Industries Inc	2,660	100,069
Fox Factory Holding Corp *	2,898	54,772
Fred’s Inc ‘A’	20,218	364,126
FTD Cos Inc *	10,229	325,384
Fuel Systems Solutions Inc *	7,731	83,186
G-III Apparel Group Ltd *	2,225	159,265
GameStop Corp ‘A’	111,800	4,594,980
Genesco Inc *	71,957	5,365,833
Gentex Corp	238,000	7,504,140
Global Sources Ltd * (Bermuda)	8,903	79,771
Gordmans Stores Inc	3,828	20,901
Gray Television Inc *	26,032	269,952
Group 1 Automotive Inc	145,198	9,533,701
Harman International Industries Inc	37,050	3,942,120
Harte-Hanks Inc	23,888	211,170
Haverty Furniture Cos Inc	8,322	247,163
Helen of Troy Ltd * (Bermuda)	17,607	1,218,933
hhgregg Inc *	6,650	63,906
Hillenbrand Inc	194,800	6,297,884
Hooker Furniture Corp	5,907	92,504
Houghton Mifflin Harcourt Co *	3,572	72,619
Hovnanian Enterprises Inc ‘A’ *	18,906	89,425
Iconix Brand Group Inc *	14,271	560,422
Installed Building Products Inc *	1,326	18,498
International Speedway Corp ‘A’	15,324	520,863
Intrawest Resorts Holdings Inc *	5,197	67,769
Isle of Capri Casinos Inc *	11,806	90,552
Jack in the Box Inc *	4,671	275,309
JAKKS Pacific Inc	10,522	75,969
Johnson Outdoors Inc ‘A’	2,646	67,261
Jos A Bank Clothiers Inc *	13,146	845,288
Journal Communications Inc ‘A’ *	24,415	216,317
JTH Holding Inc ‘A’ *	289	8,017
Kate Spade & Co *	66,131	2,452,799
Kirkland’s Inc *	2,387	44,136
La-Z-Boy Inc	341,806	9,262,943
LeapFrog Enterprises Inc *	35,455	265,912
LGI Homes Inc *	2,030	35,017
Life Time Fitness Inc *	11,271	542,135
Lifetime Brands Inc	5,597	99,962
Lincoln Educational Services Corp	8,442	31,826
Live Nation Entertainment Inc *	77,600	1,687,800
Luby’s Inc *	10,896	67,119
M/I Homes Inc *	9,597	215,165
Malibu Boats Inc ‘A’ *	1,515	33,663
MarineMax Inc *	13,693	207,997
Marriott Vacations Worldwide Corp *	16,037	896,629
Martha Stewart Living Omnimedia Inc ‘A’ *	13,241	59,982
Matthews International Corp ‘A’	8,469	345,620
MDC Holdings Inc	78,842	2,229,652
MDC Partners Inc ‘A’ (Canada)	14,129	322,424
Media General Inc *	10,896	200,160
Meredith Corp	19,761	917,503
Meritage Homes Corp *	3,740	156,631
Modine Manufacturing Co *	26,255	384,636
Monarch Casino & Resort Inc *	2,081	38,561

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Morgans Hotel Group Co *	8,844	$71,106
Movado Group Inc	9,219	419,925
NACCO Industries Inc ‘A’	2,546	138,019
National CineMedia Inc	23,542	353,130
New York & Co Inc *	5,890	25,857
Noodles & Co *	792	31,260
Office Depot Inc *	231,038	954,187
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	52,764	760,329
Pacific Sunwear of California Inc *	3,635	10,796
Penske Automotive Group Inc	18,069	772,630
Perry Ellis International Inc *	6,726	92,415
Pinnacle Entertainment Inc *	2,539	60,174
Potbelly Corp *	881	15,743
Quiksilver Inc *	19,578	147,031
RadioShack Corp *	56,487	119,752
Reading International Inc ‘A’ *	9,382	68,770
Red Robin Gourmet Burgers Inc *	993	71,178
Regis Corp	26,185	358,734
Remy International Inc	7,915	186,952
Rent-A-Center Inc	29,406	782,200
Rentrak Corp *	376	22,665
RetailMeNot Inc *	1,470	47,040
RG Barry Corp	5,035	95,061
Ruby Tuesday Inc *	33,583	188,401
Saga Communications Inc ‘A’	1,920	95,405
Salem Communications Corp ‘A’	5,541	55,355
Scholastic Corp	14,546	501,546
Scientific Games Corp ‘A’ *	6,734	92,458
Sears Hometown & Outlet Stores Inc *	1,577	37,296
Select Comfort Corp *	1,948	35,220
SFX Entertainment Inc *	5,624	39,649
Shiloh Industries Inc *	3,512	62,303
Shoe Carnival Inc	8,238	189,804
Sizmek Inc *	13,510	143,611
Skechers U.S.A. Inc ‘A’ *	21,348	780,056
Skullcandy Inc *	9,892	90,809
Sonic Automotive Inc ‘A’	15,980	359,230
Sonic Corp *	6,369	145,150
Spartan Motors Inc	19,037	97,850
Speedway Motorsports Inc	6,430	120,434
Stage Stores Inc	18,021	440,613
Standard Motor Products Inc	3,123	111,710
Standard Pacific Corp *	81,893	680,531
Stein Mart Inc	7,185	100,662
Steiner Leisure Ltd * (Bahamas)	5,544	256,410
Stoneridge Inc *	2,689	30,197
Superior Industries International Inc	12,979	265,940
Systemax Inc *	5,871	87,537
The Bon-Ton Stores Inc	505	5,545
The Cato Corp ‘A’	137,140	3,708,266
The Children’s Place Retail Stores Inc	8,384	417,607
The Container Store Group Inc *	3,649	123,884
The Finish Line Inc ‘A’	17,845	483,421
The Jones Group Inc	44,195	661,599
The Marcus Corp	10,134	169,238
The McClatchy Co ‘A’ *	6,943	44,574
The Men’s Wearhouse Inc	162,087	7,939,021
The New Home Co Inc *	2,168	30,872
The New York Times Co ‘A’	71,222	1,219,321
The Pep Boys-Manny Moe & Jack *	441,019	5,609,762
Thor Industries Inc	220,000	13,433,200
Tilly’s Inc ‘A’ *	408	4,774
Town Sports International Holdings Inc	13,133	111,499
Trans World Entertainment Corp	4,757	17,268
TRI Pointe Homes Inc *	7,721	125,312
Tuesday Morning Corp *	23,650	334,647
UCP Inc ‘A’ *	3,078	46,355
Unifi Inc *	8,220	189,635
Universal Electronics Inc *	7,726	296,601
Universal Technical Institute Inc	11,932	154,519

	Shares	Value
ValueVision Media Inc ‘A’ *	3,028	$14,716
Vince Holding Corp *	3,394	89,466
VOXX International Corp *	10,469	143,216
WCI Communities Inc *	1,797	35,509
West Marine Inc *	9,080	103,240
Weyco Group Inc	3,316	89,598
Winnebago Industries Inc *	126,100	3,453,879
World Wrestling Entertainment Inc ‘A’	14,278	412,349
ZAGG Inc *	16,718	77,237
Zale Corp *	17,979	375,941

		151,390,469

Consumer Staples - 1.9%

Alico Inc	238	8,973
Alliance One International Inc *	48,422	141,392
Boulder Brands Inc *	2,007	35,363
Cal-Maine Foods Inc	1,264	79,354
Central Garden & Pet Co ‘A’ *	20,179	166,880
Chiquita Brands International Inc *	25,835	321,646
Craft Brew Alliance Inc *	3,900	59,553
Darling International Inc *	64,105	1,283,382
Diamond Foods Inc *	12,395	432,957
Elizabeth Arden Inc *	2,090	61,676
Fairway Group Holdings Corp *	4,967	37,948
Fresh Del Monte Produce Inc (Cayman)	21,014	579,356
GrainCorp Ltd ‘A’ (Australia)	540,000	4,218,356
Griffin Land & Nurseries Inc	1,306	39,493
Harbinger Group Inc *	18,261	223,332
Ingles Markets Inc ‘A’	6,414	152,781
Inter Parfums Inc	2,729	98,817
John B Sanfilippo & Son Inc	4,650	107,043
Maple Leaf Foods Inc (Canada)	175,000	2,787,653
Nature’s Sunshine Products Inc	6,007	82,776
Nutraceutical International Corp *	4,731	122,959
Oil-Dri Corp of America	1,968	67,975
Omega Protein Corp *	10,287	124,164
Orchids Paper Products Co	481	14,719
Post Holdings Inc *	21,183	1,167,607
Revlon Inc ‘A’ *	4,284	109,456
Rite Aid Corp *	158,421	993,300
Roundy’s Inc	15,003	103,221
Seaboard Corp *	150	393,218
Seneca Foods Corp ‘A’ *	4,515	142,132
Snyder’s-Lance Inc	22,460	633,147
Spartan Stores Inc	20,344	472,184
SUPERVALU Inc *	29,302	200,426
Synutra International Inc *	930	6,222
The Andersons Inc	15,508	918,694
The Pantry Inc *	12,112	185,798
Tootsie Roll Industries Inc	815	24,393
TreeHouse Foods Inc *	7,052	507,674
Universal Corp	12,846	717,963
Vector Group Ltd	9,278	199,848
Village Super Market Inc ‘A’	1,072	28,301
Weis Markets Inc	6,093	300,080

		18,352,212

Energy - 9.2%

Adams Resources & Energy Inc	1,031	59,716
Alon USA Energy Inc	12,796	191,172
Alpha Natural Resources Inc *	121,917	518,147
Apco Oil & Gas International Inc * (Cayman)	3,954	57,135
Approach Resources Inc *	8,450	176,690
Arch Coal Inc	117,282	565,299
Athlon Energy Inc *	6,140	217,663
Atwood Oceanics Inc *	115,000	5,794,850
Basic Energy Services Inc *	16,543	453,444
Bill Barrett Corp *	19,140	489,984
Bolt Technology Corp	4,585	90,645
BPZ Resources Inc *	64,796	206,051

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Bristow Group Inc	139,911	$10,566,079
C&J Energy Services Inc *	24,843	724,422
Cal Dive International Inc *	54,559	92,750
Callon Petroleum Co *	22,000	184,140
CARBO Ceramics Inc	6,187	853,744
Carrizo Oil & Gas Inc *	3,561	190,371
CHC Group Ltd * (Cayman)	14,143	104,517
Clayton Williams Energy Inc *	3,240	366,152
Cloud Peak Energy Inc *	33,577	709,818
Comstock Resources Inc	26,676	609,547
Contango Oil & Gas Co *	6,768	323,104
Dawson Geophysical Co	4,341	121,591
Delek US Holdings Inc	7,080	205,603
Emerald Oil Inc *	31,287	210,249
Endeavour International Corp *	26,983	87,695
Energen Corp	70,000	5,656,700
Energy XXI Bermuda Ltd (Bermuda)	40,189	947,255
EPL Oil & Gas Inc *	11,135	429,811
Equal Energy Ltd (Canada)	19,797	90,670
Era Group Inc *	11,131	326,250
EXCO Resources Inc	45,808	256,525
Exterran Holdings Inc	31,741	1,392,795
Forest Oil Corp *	56,783	108,456
Forum Energy Technologies Inc *	10,797	334,491
Frontline Ltd * (Bermuda)	29,210	114,795
GasLog Ltd (Bermuda)	16,591	386,404
Green Plains Renewable Energy Inc	13,976	418,721
Gulf Island Fabrication Inc	7,863	169,919
Gulfmark Offshore Inc ‘A’	14,709	661,022
Halcon Resources Corp *	127,727	553,058
Hallador Energy Co	4,415	37,748
Helix Energy Solutions Group Inc *	285,825	6,568,258
Hercules Offshore Inc *	87,871	403,328
Hornbeck Offshore Services Inc *	18,678	780,927
ION Geophysical Corp *	57,550	242,285
Jones Energy Inc ‘A’ *	3,933	59,546
Key Energy Services Inc *	84,037	776,502
Knightsbridge Tankers Ltd (Bermuda)	16,948	229,645
L&L Energy Inc * +	18,929	28,621
Magnum Hunter Resources Corp *	65,195	554,157
Matador Resources Co *	32,092	785,933
Matrix Service Co *	12,046	406,914
Midstates Petroleum Co Inc *	18,282	97,992
Miller Energy Resources Inc *	17,179	101,013
Mitcham Industries Inc *	7,071	98,570
Natural Gas Services Group Inc *	6,801	204,982
Newpark Resources Inc *	9,163	104,916
Nordic American Tankers Ltd (Bermuda)	41,797	411,282
North Atlantic Drilling Ltd (Bermuda)	28,940	255,830
Northern Oil & Gas Inc *	35,169	514,171
Nuverra Environmental Solutions Inc *	7,374	149,618
Oil States International Inc *	76,200	7,513,320
Panhandle Oil & Gas Inc ‘A’	192	8,373
Parker Drilling Co *	65,658	465,515
PDC Energy Inc *	19,622	1,221,666
Penn Virginia Corp *	30,503	533,497
PetroQuest Energy Inc *	2,157	12,295
PHI Inc *	6,511	288,047
Pioneer Energy Services Corp *	34,271	443,809
Quicksilver Resources Inc *	57,470	151,146
Renewable Energy Group Inc *	9,302	111,438
Resolute Energy Corp *	37,228	268,042
REX American Resources Corp *	2,790	159,170
Rowan Cos PLC ‘A’ * (United Kingdom)	172,800	5,819,904
RSP Permian Inc *	7,754	224,013
Sanchez Energy Corp *	19,663	582,615
Scorpio Tankers Inc	101,934	1,016,282
SEACOR Holdings Inc *	10,135	875,867
SemGroup Corp ‘A’	1,651	108,438
Ship Finance International Ltd (Bermuda)	31,062	558,184

	Shares	Value
Stone Energy Corp *	27,551	$1,156,315
Swift Energy Co *	23,928	257,465
Teekay Tankers Ltd ‘A’	34,225	121,157
Tesco Corp * (Canada)	16,598	307,063
TETRA Technologies Inc *	43,167	552,538
TGC Industries Inc *	850	5,058
Tidewater Inc	124,600	6,058,052
Triangle Petroleum Corp *	30,682	252,820
Unit Corp *	167,500	10,951,150
Ur-Energy Inc * (Canada)	57,268	88,765
VAALCO Energy Inc *	16,103	137,681
Vantage Drilling Co * (Cayman)	110,506	188,965
W&T Offshore Inc	19,119	330,950
Warren Resources Inc *	39,951	191,765
Western Refining Inc	13,097	505,544
Westmoreland Coal Co *	6,497	193,481
Willbros Group Inc *	21,999	277,627
ZaZa Energy Corp *	13,178	9,911

		90,777,616

Financials - 24.7%

1st Source Corp	8,340	267,631
1st United Bancorp Inc	16,350	125,241
Acadia Realty Trust REIT	24,897	656,783
Access National Corp	4,116	66,720
AG Mortgage Investment Trust Inc REIT	15,795	276,570
Agree Realty Corp REIT	8,123	247,020
Alexander & Baldwin Inc	23,742	1,010,460
Altisource Residential Corp REIT	31,261	986,597
Ambac Financial Group Inc *	19,742	612,594
American Assets Trust Inc REIT	18,537	625,438
American Capital Mortgage Investment Corp REIT	29,471	553,171
American Equity Investment Life Holding Co	32,668	771,618
American National Bankshares Inc	4,428	104,147
American Realty Capital Properties Inc REIT	216,487	3,035,148
American Residential Properties Inc REIT *	7,743	139,219
Ameris Bancorp *	13,850	322,705
AMERISAFE Inc	10,153	445,818
Ames National Corp	5,065	111,633
AmREIT Inc	10,922	180,978
AmTrust Financial Services Inc	3,364	126,520
Anworth Mortgage Asset Corp REIT	76,417	379,028
Apollo Commercial Real Estate Finance Inc REIT	20,766	345,339
Apollo Investment Corp	124,093	1,031,213
Apollo Residential Mortgage Inc REIT	17,837	289,495
Ares Commercial Real Estate Corp REIT	11,966	160,464
Argo Group International Holdings Ltd (Bermuda)	9,925	455,557
Arlington Asset Investment Corp ‘A’	8,950	236,996
Armada Hoffler Properties Inc REIT	10,774	108,171
ARMOUR Residential REIT Inc	207,405	854,509
Arrow Financial Corp	5,929	156,763
Arthur J Gallagher & Co	77,100	3,668,418
Ashford Hospitality Prime Inc REIT	9,941	150,308
Ashford Hospitality Trust Inc REIT	34,043	383,665
Aspen Insurance Holdings Ltd (Bermuda)	138,980	5,517,506
Associated Estates Realty Corp REIT	31,980	541,741
Assurant Inc	18,800	1,221,248
Astoria Financial Corp	48,737	673,545
AV Homes Inc *	5,317	96,185
Aviv REIT Inc	5,873	143,595
Baldwin & Lyons Inc ‘B’	5,012	131,765
Banc of California Inc	8,946	109,767
BancFirst Corp	3,926	222,329
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	16,224	428,476
BancorpSouth Inc	52,574	1,312,247

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Bank Mutual Corp	25,587	$162,222
Bank of Kentucky Financial Corp	3,345	125,571
Bank of Marin Bancorp	3,242	145,955
Bank of the Ozarks Inc	4,960	337,578
BankFinancial Corp	11,415	113,922
Banner Corp	10,753	443,131
Bar Harbor Bankshares	2,214	84,907
BBCN Bancorp Inc	43,620	747,647
BBX Capital Corp ‘A’ *	3,977	77,353
Beneficial Mutual Bancorp Inc *	17,610	232,276
Berkshire Hills Bancorp Inc	13,864	358,800
BlackRock Kelso Capital Corp	40,955	375,557
Blue Capital Reinsurance Holdings Ltd * (Bermuda)	2,848	49,527
BNC Bancorp	10,167	176,194
Boston Private Financial Holdings Inc	44,061	596,145
Bridge Bancorp Inc	6,249	166,911
Bridge Capital Holdings *	5,332	126,688
Brookline Bancorp Inc	38,695	364,507
Bryn Mawr Bank Corp	7,496	215,360
C&F Financial Corp	1,777	58,890
Calamos Asset Management Inc ‘A’	10,854	140,342
California First National Bancorp	1,354	20,784
Camden National Corp	4,213	173,576
Campus Crest Communities Inc REIT	35,759	310,388
Capital Bank Financial Corp ‘A’ *	12,941	324,949
Capital City Bank Group Inc	6,882	91,393
Capital Southwest Corp	7,409	257,240
Capitala Finance Corp	1,720	33,162
Capitol Federal Financial Inc	82,103	1,030,393
Capstead Mortgage Corp REIT	53,410	676,171
Cardinal Financial Corp	17,538	312,703
Cascade Bancorp *	2,844	15,926
Cash America International Inc	15,766	610,460
CatchMark Timber Trust Inc ‘A’ REIT	5,715	80,296
Cathay General Bancorp	43,518	1,096,218
Cedar Realty Trust Inc REIT	39,915	243,881
Center Bancorp Inc	6,430	122,170
Centerstate Banks Inc	16,661	181,938
Central Pacific Financial Corp	12,079	243,996
Century Bancorp Inc ‘A’	1,767	60,272
Chambers Street Properties REIT	130,744	1,015,881
Charter Financial Corp	12,360	133,612
Chatham Lodging Trust REIT	14,599	295,192
Chemical Financial Corp	126,303	4,098,532
Chemung Financial Corp	1,958	53,101
Chesapeake Lodging Trust REIT	26,846	690,748
CIFC Corp	3,459	28,156
Citizens & Northern Corp	6,813	134,284
Citizens Inc *	24,027	177,800
City Holding Co	8,679	389,340
Clifton Savings Bancorp Inc	4,619	54,135
CNB Financial Corp	7,988	141,228
CNO Financial Group Inc	122,522	2,217,648
CoBiz Financial Inc	19,602	225,815
Colony Financial Inc REIT	50,876	1,116,728
Columbia Banking System Inc	28,177	803,608
Community Bank System Inc	22,132	863,591
Community Trust Bancorp Inc	7,757	321,760
CommunityOne Bancorp *	6,027	67,623
ConnectOne Bancorp Inc *	956	46,806
Consolidated-Tomoka Land Co	3,170	127,688
Consumer Portfolio Services Inc *	4,642	31,751
Cousins Properties Inc REIT	92,763	1,063,992
Cowen Group Inc ‘A’ *	53,767	237,112
Crawford & Co ‘B’	9,097	99,248
CU Bancorp *	5,300	97,520
CubeSmart REIT	75,588	1,297,090
Customers Bancorp Inc *	11,064	230,906
CVB Financial Corp	50,775	807,322

	Shares	Value
CyrusOne Inc REIT	10,606	$220,923
CYS Investments Inc REIT	89,604	740,129
DCT Industrial Trust Inc REIT	175,094	1,379,741
DFC Global Corp *	22,354	197,386
DiamondRock Hospitality Co REIT	107,970	1,268,647
Dime Community Bancshares Inc	17,585	298,593
Donegal Group Inc ‘A’	3,923	57,197
Doral Financial Corp *	3,853	33,444
DuPont Fabros Technology Inc REIT	19,615	472,133
Dynex Capital Inc REIT	30,759	275,293
Eagle Bancorp Inc *	12,340	445,474
EastGroup Properties Inc REIT	1,119	70,396
Education Realty Trust Inc REIT	63,270	624,475
Ellington Residential Mortgage REIT	3,611	61,098
EMC Insurance Group Inc	2,455	87,226
Empire State Realty Trust Inc ‘A’ REIT	37,148	561,306
Employers Holdings Inc	5,265	106,511
Encore Capital Group Inc *	3,009	137,511
Enstar Group Ltd * (Bermuda)	3,399	463,318
Enterprise Bancorp Inc	4,028	81,930
Enterprise Financial Services Corp	10,533	211,397
EPR Properties REIT	28,622	1,528,129
Equity One Inc REIT	33,266	743,162
ESB Financial Corp	7,144	93,372
ESSA Bancorp Inc	4,488	48,785
Essent Group Ltd * (Bermuda)	10,610	238,301
EverBank Financial Corp	44,462	877,235
Excel Trust Inc REIT	26,582	337,060
Ezcorp Inc ‘A’ *	28,182	304,084
Farmers Capital Bank Corp *	4,118	92,490
FBL Financial Group Inc ‘A’	4,883	211,532
FBR & Co *	4,447	114,866
Federal Agricultural Mortgage Corp ‘C’	5,703	189,625
FelCor Lodging Trust Inc REIT	68,568	619,855
Fidelity & Guaranty Life	5,673	133,883
Fidelity Southern Corp	8,217	114,791
Fidus Investment Corp	7,609	146,930
Fifth Street Finance Corp	75,633	715,488
Financial Institutions Inc	7,636	175,781
First American Financial Corp	59,646	1,583,601
First Bancorp Inc	5,319	86,700
First Bancorp NC	10,875	206,625
First BanCorp PR *	39,790	216,458
First Busey Corp	40,144	232,835
First Commonwealth Financial Corp	54,164	489,643
First Community Bancshares Inc	9,317	152,426
First Connecticut Bancorp Inc	9,351	146,437
First Defiance Financial Corp	5,286	143,356
First Federal Bancshares of Arkansas Inc *	1,316	12,068
First Financial Bancorp	32,076	576,726
First Financial Bankshares Inc	5,625	347,569
First Financial Corp	6,203	208,917
First Financial Holdings Inc	13,272	831,093
First Financial Northwest Inc	8,359	84,844
First Industrial Realty Trust Inc REIT	59,350	1,146,642
First Interstate Bancsystem Inc	9,659	272,577
First Merchants Corp	19,316	417,998
First Midwest Bancorp Inc	41,440	707,795
First NBC Bank Holding Co *	2,364	82,409
First Potomac Realty Trust REIT	32,471	419,525
First Security Group Inc *	36,124	75,138
Firsthand Technology Value Fund Inc	4,994	106,622
FirstMerit Corp	91,520	1,906,362
Flagstar Bancorp Inc *	10,963	243,598
Flushing Financial Corp	17,004	358,274
FNB Corp	86,195	1,155,013
Forestar Group Inc *	16,889	300,624
Fortegra Financial Corp *	3,713	26,102
Fox Chase Bancorp Inc	6,647	112,002
Franklin Financial Corp *	5,726	112,001

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Franklin Street Properties Corp REIT	49,773	$627,140
Gain Capital Holdings Inc	6,048	65,379
Garrison Capital Inc	3,294	46,544
German American Bancorp Inc	7,027	203,010
Getty Realty Corp REIT	14,097	266,292
GFI Group Inc	38,152	135,440
Glacier Bancorp Inc	39,783	1,156,492
Gladstone Capital Corp	11,447	115,386
Gladstone Commercial Corp REIT	8,588	148,916
Gladstone Investment Corp	14,918	123,372
Glimcher Realty Trust REIT	8,272	82,968
Global Indemnity PLC * (Ireland)	4,574	120,479
Golub Capital BDC Inc	20,641	368,235
Government Properties Income Trust REIT	30,423	766,660
Gramercy Property Trust Inc REIT	33,113	170,863
Great Southern Bancorp Inc	5,688	170,811
Green Dot Corp ‘A’ *	14,344	280,138
Greenlight Capital Re Ltd ‘A’ * (Cayman)	11,719	384,383
GSV Capital Corp *	10,484	106,308
Guaranty Bancorp	8,040	114,570
Hallmark Financial Services Inc *	7,204	59,865
Hampton Roads Bankshares Inc *	17,519	27,855
Hancock Holding Co	46,829	1,716,283
Hanmi Financial Corp	17,469	407,028
HCC Insurance Holdings Inc	53,000	2,410,970
Healthcare Realty Trust Inc REIT	32,418	782,895
Heartland Financial USA Inc	8,192	221,102
Hercules Technology Growth Capital Inc	34,101	479,801
Heritage Commerce Corp	11,809	95,181
Heritage Financial Corp	8,386	141,891
Heritage Oaks Bancorp *	11,415	92,233
Hersha Hospitality Trust REIT	112,043	653,211
HFF Inc ‘A’	2,849	95,755
Highwoods Properties Inc REIT	34,405	1,321,496
Hilltop Holdings Inc *	35,190	837,170
Hingham Institution for Savings	667	52,360
Home Bancorp Inc *	3,565	74,829
Home BancShares Inc	18,415	633,844
Home Federal Bancorp Inc	7,843	122,037
Home Loan Servicing Solutions Ltd (Cayman)	39,347	849,895
HomeStreet Inc	7,140	139,587
HomeTrust Bancshares Inc *	11,429	180,350
Horace Mann Educators Corp	21,899	635,071
Horizon Bancorp	4,883	108,793
Horizon Technology Finance Corp	4,594	57,471
Hudson Pacific Properties Inc REIT	27,770	640,654
Hudson Valley Holding Corp	9,093	173,222
Iberiabank Corp	16,383	1,149,267
ICG Group Inc *	19,661	401,478
Imperial Holdings Inc *	9,416	54,142
Independence Holding Co	4,213	56,538
Independent Bank Corp	13,096	515,590
Independent Bank Group Inc	2,093	122,964
Infinity Property & Casualty Corp	3,206	216,822
Inland Real Estate Corp REIT	7,106	74,968
International Bancshares Corp	29,483	739,434
Intervest Bancshares Corp *	9,838	73,293
INTL. FCStone Inc *	5,169	97,229
Invesco Mortgage Capital Inc REIT	69,333	1,141,915
Investment Technology Group Inc *	20,535	414,807
Investors Bancorp Inc	24,734	683,648
Investors Real Estate Trust REIT	53,934	484,327
Investors Title Co	731	55,483
iStar Financial Inc REIT *	46,960	693,130
Janus Capital Group Inc	82,368	895,340
JAVELIN Mortgage Investment Corp REIT	6,924	92,851
JGWPT Holdings Inc ‘A’ *	3,139	57,318
JMP Group Inc	8,788	62,483
Kansas City Life Insurance Co	2,167	104,449

	Shares	Value
KCAP Financial Inc	15,535	$134,533
KCG Holdings Inc ‘A’ *	22,151	264,261
Kearny Financial Corp *	8,002	118,270
Kennedy-Wilson Holdings Inc	32,299	727,050
Kite Realty Group Trust REIT	72,315	433,890
Ladder Capital Corp ‘A’ *	8,394	158,479
Lakeland Bancorp Inc	19,811	222,874
Lakeland Financial Corp	9,114	366,565
LaSalle Hotel Properties REIT	57,377	1,796,474
LCNB Corp	3,802	65,775
Lexington Realty Trust REIT	99,362	1,084,039
LTC Properties Inc REIT	2,699	101,563
Macatawa Bank Corp	12,998	65,510
Maiden Holdings Ltd (Bermuda)	23,884	298,072
Main Street Capital Corp	20,198	663,706
MainSource Financial Group Inc	11,281	192,905
Manning & Napier Inc	7,390	123,930
Marcus & Millichap Inc *	2,266	40,425
Marlin Business Services Corp	4,631	96,371
MB Financial Inc	30,258	936,788
MCG Capital Corp	39,326	149,046
Meadowbrook Insurance Group Inc	25,581	149,137
Medallion Financial Corp	11,483	151,690
Medical Properties Trust Inc REIT	89,412	1,143,579
Medley Capital Corp	25,739	350,308
Mercantile Bank Corp	4,899	101,017
Merchants Bancshares Inc	3,176	103,569
Meridian Interstate Bancorp Inc *	4,393	112,329
Meta Financial Group Inc	3,256	146,032
Metro Bancorp Inc *	7,797	164,829
MGIC Investment Corp *	80,812	688,518
Middleburg Financial Corp	2,866	50,470
MidSouth Bancorp Inc	4,607	77,536
MidWestOne Financial Group Inc	3,814	96,265
Monmouth Real Estate Investment Corp ‘A’ REIT	25,285	241,219
Montpelier Re Holdings Ltd (Bermuda)	173,347	5,158,807
MVC Capital Inc	12,385	167,817
NASB Financial Inc	2,247	56,624
National Bank Holdings Corp ‘A’	25,107	503,897
National Bankshares Inc	3,844	140,344
National Interstate Corp	2,646	70,939
National Penn Bancshares Inc	64,702	676,136
National Western Life Insurance Co ‘A’	1,195	292,177
NBT Bancorp Inc	24,218	592,372
Nelnet Inc ‘A’	12,640	516,976
New Mountain Finance Corp	25,886	376,641
New Residential Investment Corp REIT	139,854	904,855
New York Mortgage Trust Inc REIT	41,833	325,461
NewBridge Bancorp *	14,344	102,416
NewStar Financial Inc *	14,524	201,303
NGP Capital Resources Co	11,530	77,943
Nicholas Financial Inc (Canada)	5,829	91,690
Northfield Bancorp Inc	24,980	321,243
Northrim BanCorp Inc	3,600	92,484
NorthStar Realty Finance Corp REIT	180,104	2,906,879
Northwest Bancshares Inc	51,754	755,608
OceanFirst Financial Corp	7,479	132,304
OFG Bancorp	223,321	3,838,888
Old National Bancorp	56,034	835,467
Old Republic International Corp	363,200	5,956,480
OmniAmerican Bancorp Inc	6,305	143,691
One Liberty Properties Inc REIT	6,628	141,309
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	12,420	192,013
Oppenheimer Holdings Inc ‘A’	5,473	153,518
Oritani Financial Corp	17,295	273,434
Pacific Continental Corp	9,862	135,701
Pacific Premier Bancorp Inc *	9,126	147,294
PacWest Bancorp	20,973	902,049

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Palmetto Bancshares Inc *	2,389	$33,661
Park National Corp	6,408	492,711
Park Sterling Corp	24,786	164,827
Parkway Properties Inc REIT	32,674	596,300
Peapack Gladstone Financial Corp	5,074	111,628
Pebblebrook Hotel Trust REIT	33,874	1,143,925
PennantPark Floating Rate Capital Ltd	8,012	110,726
PennantPark Investment Corp	36,794	406,574
Penns Woods Bancorp Inc	2,498	121,852
Pennsylvania REIT	37,585	678,409
PennyMac Financial Services Inc ‘A’ *	7,983	132,837
PennyMac Mortgage Investment Trust REIT	39,375	941,062
Peoples Bancorp Inc	5,919	146,377
PHH Corp *	31,542	815,045
Physicians Realty Trust REIT	9,034	125,753
PICO Holdings Inc *	12,493	324,693
Pinnacle Financial Partners Inc	19,342	725,132
Piper Jaffray Cos *	8,877	406,567
Platinum Underwriters Holdings Ltd (Bermuda)	15,117	908,532
Preferred Bank *	6,464	167,805
Primerica Inc	31,439	1,481,091
PrivateBancorp Inc	35,802	1,092,319
Prospect Capital Corp	172,268	1,860,494
Prosperity Bancshares Inc	33,274	2,201,075
Protective Life Corp	189,200	9,950,028
Provident Financial Holdings Inc	4,649	71,688
Provident Financial Services Inc	32,929	604,906
QTS Realty Trust Inc ‘A’ REIT	6,341	159,096
Radian Group Inc	69,444	1,043,743
RAIT Financial Trust REIT	45,062	382,576
Ramco-Gershenson Properties Trust REIT	36,780	599,514
RCS Capital Corp ‘A’	743	28,918
RE/MAX Holdings Inc ‘A’ *	4,576	131,926
Redwood Trust Inc REIT	45,379	920,286
Regional Management Corp *	1,564	38,568
Renasant Corp	16,911	491,265
Republic Bancorp Inc ‘A’	5,403	122,108
Resource America Inc ‘A’	6,579	56,382
Resource Capital Corp REIT	70,846	394,612
Retail Opportunity Investments Corp REIT	39,563	591,071
Rexford Industrial Realty Inc REIT	6,833	96,892
RLI Corp	23,488	1,039,109
RLJ Lodging Trust REIT	68,261	1,825,299
Rockville Financial Inc	14,245	193,590
Rouse Properties Inc REIT	14,149	243,929
Ryman Hospitality Properties Inc REIT	8,724	370,944
S&T Bancorp Inc	16,424	389,249
Sabra Health Care REIT Inc	12,159	339,115
Safeguard Scientifics Inc *	11,557	256,334
Safety Insurance Group Inc	7,100	382,335
Sandy Spring Bancorp Inc	13,805	344,849
Seacoast Banking Corp of Florida *	9,093	100,023
Select Income REIT	12,245	370,656
Selective Insurance Group Inc	30,556	712,566
Sierra Bancorp	6,864	109,275
Silver Bay Realty Trust Corp REIT	8,396	130,306
Silvercrest Asset Management Group Inc ‘A’	2,662	48,688
Simmons First National Corp ‘A’	9,127	340,163
Solar Capital Ltd	24,826	540,710
Solar Senior Capital Ltd	6,344	108,546
Southside Bancshares Inc	9,911	311,007
Southwest Bancorp Inc	10,878	192,105
Sovran Self Storage Inc REIT	1,620	118,989
Springleaf Holdings Inc *	7,601	191,165
STAG Industrial Inc REIT	23,706	571,315
StanCorp Financial Group Inc	147,500	9,853,000
State Auto Financial Corp	8,179	174,294
State Bank Financial Corp	17,646	312,158

	Shares	Value
Stellus Capital Investment Corp	6,720	$96,634
Sterling Bancorp	46,173	584,550
Sterling Financial Corp	18,773	625,704
Stewart Information Services Corp	11,780	413,831
Stifel Financial Corp *	35,045	1,743,839
Stonegate Mortgage Corp *	4,486	66,662
Strategic Hotels & Resorts Inc REIT *	16,077	163,825
Suffolk Bancorp *	6,335	141,271
Summit Hotel Properties Inc REIT	44,025	408,552
Sun Bancorp Inc *	22,173	74,501
Sunstone Hotel Investors Inc REIT	100,921	1,385,645
Susquehanna Bancshares Inc	102,865	1,171,632
SWS Group Inc *	16,126	120,622
SY Bancorp Inc	7,746	245,083
Symetra Financial Corp	44,893	889,779
Talmer Bancorp Inc ‘A’ *	9,854	144,263
Taylor Capital Group Inc *	9,559	228,651
TCP Capital Corp	19,732	326,565
Tejon Ranch Co *	623	21,076
Terreno Realty Corp REIT	13,791	260,788
Territorial Bancorp Inc	5,439	117,482
Texas Capital Bancshares Inc *	22,523	1,462,644
The Bancorp Inc *	18,174	341,853
The First Marblehead Corp *	5,300	32,012
The First of Long Island Corp	4,388	178,197
The Geo Group Inc REIT	22,287	718,533
The Hanover Insurance Group Inc	105,000	6,451,200
The Navigators Group Inc *	5,678	348,572
The Phoenix Cos Inc *	3,194	165,289
Third Point Reinsurance Ltd * (Bermuda)	10,229	162,130
THL Credit Inc	18,873	260,447
TICC Capital Corp	29,194	285,517
Tompkins Financial Corp	8,011	392,219
Tower Group International Ltd (Bermuda)	29,366	79,288
TowneBank	14,522	225,236
Tree.com Inc *	1,471	45,660
Triangle Capital Corp	15,302	396,169
Trico Bancshares	8,866	229,895
Tristate Capital Holdings Inc *	3,569	50,715
TrustCo Bank Corp NY	570,684	4,017,615
Trustmark Corp	37,136	941,398
UMB Financial Corp	19,687	1,273,749
UMH Properties Inc REIT	7,961	77,859
Umpqua Holdings Corp	61,847	1,152,828
Union First Market Bankshares Corp	23,408	595,031
United Bankshares Inc	29,472	902,433
United Community Banks Inc *	23,798	461,919
United Community Financial Corp *	27,747	108,768
United Financial Bancorp Inc	10,821	198,998
United Fire Group Inc	10,398	315,579
Universal Insurance Holdings Inc	13,058	165,837
Univest Corp of Pennsylvania	9,250	189,810
Urstadt Biddle Properties Inc ‘A’ REIT	3,437	71,008
Validus Holdings Ltd (Bermuda)	103,890	3,917,692
VantageSouth Bancshares Inc *	6,516	45,807
ViewPoint Financial Group Inc	22,024	635,392
Walker & Dunlop Inc *	9,014	147,379
Walter Investment Management Corp *	20,373	607,727
Washington Banking Co	8,523	151,539
Washington REIT	26,529	633,513
Washington Trust Bancorp Inc	8,016	300,360
Waterstone Financial Inc *	4,427	45,997
Webster Financial Corp	49,808	1,547,036
WesBanco Inc	14,313	455,583
West Bancorp Inc	7,838	119,059
Westamerica Bancorp	14,924	807,090
Western Alliance Bancorp *	40,915	1,006,509
Western Asset Mortgage Capital Corp REIT	13,875	217,005
Westfield Financial Inc	9,794	72,965
WhiteHorse Finance Inc	3,618	50,905

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Whitestone REIT	12,100	$174,724
Wilshire Bancorp Inc	37,496	416,206
Winthrop Realty Trust REIT	16,485	191,061
Wintrust Financial Corp	23,738	1,155,091
WSFS Financial Corp	4,314	308,149
Yadkin Financial Corp *	7,962	170,466
ZAIS Financial Corp REIT	275	4,582

		244,986,822

Health Care - 4.3%

ACADIA Pharmaceuticals Inc *	2,171	52,820
Acceleron Pharma Inc *	478	16,491
Addus HomeCare Corp *	2,696	62,143
Aerie Pharmaceuticals Inc *	688	14,579
Affymetrix Inc *	39,428	281,122
Agios Pharmaceuticals Inc *	508	19,888
Albany Molecular Research Inc *	13,068	242,934
Alliance HealthCare Services Inc *	1,657	55,559
Almost Family Inc *	4,455	102,911
Alnylam Pharmaceuticals Inc *	1,903	127,767
Alphatec Holdings Inc *	35,503	53,255
Amedisys Inc *	17,342	258,222
Amsurg Corp *	12,470	587,088
Analogic Corp	3,739	307,009
AngioDynamics Inc *	13,591	214,058
Anika Therapeutics Inc *	2,769	113,806
Aratana Therapeutics Inc *	786	14,588
Arena Pharmaceuticals Inc *	14,312	90,166
Argos Therapeutics Inc *	332	3,320
Arqule Inc *	2,382	4,883
ArthroCare Corp *	2,843	137,004
Auspex Pharmaceuticals Inc *	638	19,625
AVEO Pharmaceuticals Inc *	29,338	43,860
BIND Therapeutics Inc *	357	4,270
Biolase Inc *	1,928	4,645
BioScrip Inc *	24,554	171,387
Bluebird Bio Inc *	500	11,370
Cambrex Corp *	8,658	163,376
Cara Therapeutics Inc *	427	7,946
Celladon Corp *	501	5,972
Celldex Therapeutics Inc *	3,227	57,021
Cellular Dynamics International Inc *	230	3,434
Chindex International Inc *	5,430	103,604
Conatus Pharmaceuticals Inc *	193	1,570
Concert Pharmaceuticals Inc *	527	7,088
CONMED Corp	15,318	665,567
Cross Country Healthcare Inc *	14,825	119,638
CryoLife Inc	13,989	139,330
Curis Inc *	12,449	35,106
Cutera Inc *	7,985	89,352
Cynosure Inc ‘A’ *	6,975	204,368
Cytokinetics Inc *	3,386	32,167
Cytori Therapeutics Inc *	7,376	19,915
Derma Sciences Inc *	10,442	132,405
Dicerna Pharmaceuticals Inc *	278	7,854
Dynavax Technologies Corp *	16,213	29,183
Eagle Pharmaceuticals Inc *	266	3,392
Egalet Corp *	267	3,735
Eleven Biotherapeutics Inc *	361	5,859
Emergent Biosolutions Inc *	12,598	318,351
Enzon Pharmaceuticals Inc	19,214	19,790
Esperion Therapeutics Inc *	395	5,972
Exactech Inc *	4,069	91,797
Five Prime Therapeutics Inc *	306	6,016
Five Star Quality Care Inc *	23,914	116,222
Flexion Therapeutics Inc *	358	5,889
Foundation Medicine Inc *	545	17,642
Genocea Biosciences Inc *	308	5,603
Geron Corp *	87,165	181,303
GlycoMimetics Inc *	638	10,419

	Shares	Value
Greatbatch Inc *	13,202	$606,236
Hanger Inc *	10,861	365,798
Harvard Apparatus Regenerative Technology Inc *	3,789	34,366
Harvard Bioscience Inc *	14,233	67,464
HealthSouth Corp	7,861	282,446
Healthways Inc *	6,587	112,901
Hi-Tech Pharmacal Co Inc *	4,072	176,440
Hill-Rom Holdings Inc	131,200	5,056,448
Horizon Pharma Inc *	14,436	218,272
ICU Medical Inc *	663	39,700
Idenix Pharmaceuticals Inc *	6,789	40,938
ImmunoGen Inc *	11,140	166,320
Immunomedics Inc *	2,488	10,474
Impax Laboratories Inc *	37,812	998,993
Inogen Inc *	690	11,392
Integra LifeSciences Holdings Corp *	5,701	262,189
InterMune Inc *	3,561	119,187
Intrexon Corp *	862	22,662
Invacare Corp	17,667	336,910
Karyopharm Therapeutics Inc *	613	18,936
Kindred Biosciences Inc *	684	12,675
Kindred Healthcare Inc	29,779	697,424
LDR Holding Corp *	880	30,210
Lexicon Pharmaceuticals Inc *	9,759	16,883
LHC Group Inc *	6,587	145,309
MacroGenics Inc *	433	12,050
Magellan Health Services Inc *	14,877	882,950
Medical Action Industries Inc *	4,531	31,581
Merit Medical Systems Inc *	23,498	336,021
Momenta Pharmaceuticals Inc *	4,502	52,448
National Healthcare Corp	5,901	329,099
National Research Corp ‘A’ *	3,222	53,453
Natus Medical Inc *	6,973	179,903
Navidea Biopharmaceuticals Inc *	11,187	20,696
Nektar Therapeutics *	21,398	259,344
NPS Pharmaceuticals Inc *	19,832	593,572
NuVasive Inc *	19,195	737,280
Omnicell Inc *	8,496	243,156
OncoMed Pharmaceuticals Inc *	383	12,888
Onconova Therapeutics Inc *	399	2,530
Ophthotech Corp *	685	24,482
OraSure Technologies Inc *	30,577	243,699
Orthofix International NV * (Netherlands)	10,020	302,103
Owens & Minor Inc	27,535	964,551
Oxford Immunotec Global PLC * (United Kingdom)	909	18,244
Pacific Biosciences of California Inc *	27,452	146,868
Pernix Therapeutics Holdings *	9,786	52,355
PharMerica Corp *	16,383	458,396
PhotoMedex Inc *	4,977	78,786
Pozen Inc *	15,043	120,344
Progenics Pharmaceuticals Inc *	7,468	30,544
Prothena Corp PLC * (Ireland)	7,904	302,802
PTC Therapeutics Inc *	856	22,376
Relypsa Inc *	693	20,658
Retrophin Inc *	1,507	32,054
Revance Therapeutics Inc *	547	17,231
Rigel Pharmaceuticals Inc *	48,222	187,101
Rockwell Medical Inc *	18,305	231,741
RTI Surgical Inc *	30,871	125,954
Sciclone Pharmaceuticals Inc *	8,890	40,450
Select Medical Holdings Corp	26,970	335,777
SIGA Technologies Inc *	1,326	4,111
Skilled Healthcare Group Inc ‘A’ *	834	4,395
Spectrum Pharmaceuticals Inc *	35,057	274,847
Staar Surgical Co *	1,312	24,666
STERIS Corp	176,000	8,404,000
Surgical Care Affiliates Inc *	3,129	96,217
Symmetry Medical Inc *	20,635	207,588

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Tandem Diabetes Care Inc *	1,118	$24,697
Targacept Inc *	16,131	76,622
Teleflex Inc	67,000	7,185,080
The Ensign Group Inc	581	25,355
Tornier NV * (Netherlands)	14,367	304,868
Trevena Inc *	585	4,598
Triple-S Management Corp ‘B’ *	12,200	196,908
Ultragenyx Pharmaceutical Inc *	525	25,667
Universal American Corp	20,830	147,268
USMD Holdings Inc *	681	8,683
Vical Inc *	4,554	5,875
Vocera Communications Inc *	1,959	31,990
WellCare Health Plans Inc *	23,962	1,522,066
Wright Medical Group Inc *	22,328	693,731
Xencor Inc *	1,161	13,619
XenoPort Inc *	26,043	134,642
XOMA Corp *	5,317	27,702

		42,430,911

Industrials - 23.5%

AAR Corp	331,878	8,612,234
ABM Industries Inc	30,050	863,637
Acacia Research Corp	19,388	296,249
ACCO Brands Corp *	62,611	385,684
Accuride Corp *	1,483	6,570
Aceto Corp	12,109	243,270
Actuant Corp ‘A’	40,395	1,379,489
Aegion Corp *	18,993	480,713
Aerovironment Inc *	10,212	411,033
Air Transport Services Group Inc *	28,604	224,541
Aircastle Ltd (Bermuda)	22,402	434,151
Alamo Group Inc	3,885	211,072
Albany International Corp ‘A’	13,042	463,513
Ameresco Inc ‘A’ *	10,694	80,847
American Railcar Industries Inc	5,226	365,977
American Science & Engineering Inc	3,781	253,970
American Superconductor Corp *	29,081	46,820
Ampco-Pittsburgh Corp	4,574	86,311
API Technologies Corp *	18,022	52,804
Apogee Enterprises Inc	190,841	6,341,646
Applied Industrial Technologies Inc	57,934	2,794,736
ARC Document Solutions Inc *	20,764	154,484
Argan Inc	7,701	228,951
Arkansas Best Corp	14,207	524,949
Astec Industries Inc	139,377	6,120,044
Atlas Air Worldwide Holdings Inc *	14,217	501,434
Barnes Group Inc	29,632	1,139,943
Brady Corp ‘A’	145,461	3,949,266
Briggs & Stratton Corp	259,787	5,780,261
CAI International Inc *	6,016	148,415
Carlisle Cos Inc	102,000	8,092,680
Casella Waste Systems Inc ‘A’ *	2,106	10,762
CBIZ Inc *	19,795	181,322
CDI Corp	7,595	130,254
Ceco Environmental Corp	4,701	77,990
Celadon Group Inc	10,350	248,814
Cenveo Inc *	14,537	44,192
CIRCOR International Inc	9,129	669,430
Columbus McKinnon Corp *	9,162	245,450
Comfort Systems USA Inc	15,168	231,160
Commercial Vehicle Group Inc *	4,179	38,112
Compx International Inc	630	6,445
Continental Building Products Inc *	2,586	48,720
Courier Corp	6,266	96,496
CRA International Inc *	5,749	126,306
Cubic Corp	10,181	519,944
Curtiss-Wright Corp	25,814	1,640,222
Deluxe Corp	9,866	517,669
DigitalGlobe Inc *	41,084	1,191,847
Douglas Dynamics Inc	1,140	19,859

	Shares	Value
Ducommun Inc *	5,834	$146,200
Dycom Industries Inc *	11,465	362,409
Dynamic Materials Corp	7,475	142,324
EMCOR Group Inc	152,008	7,112,454
Encore Wire Corp	9,959	483,111
Energy Recovery Inc *	13,786	73,342
EnerNOC Inc *	9,494	211,526
EnerSys Inc	26,283	1,821,149
Engility Holdings Inc *	9,477	426,939
Ennis Inc	14,413	238,823
EnPro Industries Inc *	90,142	6,550,619
Erickson Air-Crane Inc *	689	13,305
ESCO Technologies Inc	10,413	366,433
Esterline Technologies Corp *	17,240	1,836,750
Franklin Covey Co *	1,706	33,728
Franklin Electric Co Inc	121,483	5,165,457
FreightCar America Inc	6,576	152,826
FTI Consulting Inc *	22,255	741,982
Furmanite Corp *	7,915	77,725
G&K Services Inc ‘A’	8,951	547,533
GenCorp Inc *	7,348	134,248
General Cable Corp	25,364	649,572
Genesee & Wyoming Inc ‘A’ *	56,900	5,537,508
Gibraltar Industries Inc *	329,155	6,211,155
Global Brass & Copper Holdings Inc	3,437	54,201
Global Power Equipment Group Inc	9,262	184,221
GrafTech International Ltd *	64,439	703,674
Granite Construction Inc	253,366	10,116,904
Great Lakes Dredge & Dock Co *	29,664	270,832
Griffon Corp	22,355	266,919
Hardinge Inc	6,326	91,094
Hawaiian Holdings Inc *	28,683	400,415
Heartland Express Inc	5,874	133,281
Heidrick & Struggles International Inc	9,920	199,094
Heritage-Crystal Clean Inc *	422	7,651
HNI Corp	1,437	52,537
Houston Wire & Cable Co	6,626	86,999
Hurco Cos Inc	3,516	93,807
Huron Consulting Group Inc *	11,168	707,828
ICF International Inc *	10,903	434,048
Insperity Inc	87,500	2,710,750
Insteel Industries Inc	692	13,612
International Shipholding Corp	3,117	91,764
Intersections Inc	5,664	33,418
JetBlue Airways Corp *	128,246	1,114,458
Kadant Inc	6,195	225,932
Kaman Corp	5,189	211,089
Kelly Services Inc ‘A’	14,757	350,184
Kennametal Inc	129,760	5,748,368
Kforce Inc	1,275	27,183
Kimball International Inc ‘B’	17,877	323,752
Knoll Inc	8,583	156,125
Korn/Ferry International *	26,839	798,997
Kratos Defense & Security Solutions Inc *	24,278	183,056
Layne Christensen Co *	10,838	197,143
LB Foster Co ‘A’	5,573	261,095
Lincoln Electric Holdings Inc	115,000	8,281,150
Lindsay Corp	46,500	4,100,370
LMI Aerospace Inc *	5,096	71,854
LSI Industries Inc	12,022	98,460
Lydall Inc *	9,439	215,870
Marten Transport Ltd	12,947	278,619
McGrath RentCorp	127,161	4,445,549
Meritor Inc *	54,004	661,549
Miller Industries Inc	6,526	127,453
Mobile Mini Inc	19,069	826,832
Moog Inc ‘A’ *	22,665	1,484,784
MSA Safety Inc	109,200	6,224,400
Mueller Industries Inc	200,000	5,998,000
Multi-Color Corp	2,622	91,770

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
MYR Group Inc *	11,501	$291,205
National Presto Industries Inc	2,418	188,701
Navigant Consulting Inc *	27,875	520,147
NCI Building Systems Inc *	1,751	30,572
NL Industries Inc	3,617	39,208
NN Inc	9,463	186,421
Norcraft Cos Inc *	2,313	39,159
Nordson Corp	9,100	641,459
Northwest Pipe Co *	5,159	186,549
Odyssey Marine Exploration Inc *	3,605	8,255
Orbital Sciences Corp *	33,071	922,681
Orion Marine Group Inc *	14,994	188,475
Pacer International Inc *	17,594	157,642
Patriot Transportation Holding Inc *	3,590	129,420
Pendrell Corp *	75,276	137,755
Pentair Ltd (Switzerland)	55,000	4,363,700
Pike Corp *	6,394	68,799
Ply Gem Holdings Inc *	1,090	13,767
PMFG Inc *	11,415	68,148
Powell Industries Inc	65,059	4,215,823
Preformed Line Products Co	1,270	87,059
Quad/Graphics Inc	13,754	322,531
Quality Distribution Inc *	7,939	103,128
Quanex Building Products Corp	20,411	422,099
Regal-Beloit Corp	116,000	8,434,360
Republic Airways Holdings Inc *	13,252	121,123
Resources Connection Inc	22,556	317,814
Revolution Lighting Technologies Inc *	1,149	3,619
Roadrunner Transportation Systems Inc *	5,351	135,059
RPX Corp *	15,492	252,210
Rush Enterprises Inc ‘A’ *	12,009	390,052
Schawk Inc	67,694	1,353,203
Scorpio Bulkers Inc *	62,125	628,084
Simpson Manufacturing Co Inc	140,522	4,964,642
SkyWest Inc	307,008	3,917,422
SP Plus Corp *	2,976	78,180
Sparton Corp *	5,663	165,813
Standex International Corp	5,621	301,173
Steelcase Inc ‘A’	41,257	685,279
Sterling Construction Co Inc *	8,207	71,155
Stock Building Supply Holdings Inc *	1,479	30,053
Swisher Hygiene Inc *	57,306	25,793
TAL International Group Inc *	10,002	428,786
Tecumseh Products Co ‘A’ *	9,942	68,600
Teledyne Technologies Inc *	14,195	1,381,599
Tetra Tech Inc *	33,017	976,973
Textainer Group Holdings Ltd (Bermuda)	7,834	299,807
The Brink’s Co	7,666	218,864
The ExOne Co *	560	20,065
The Gorman-Rupp Co	3,009	95,656
The Greenbrier Cos Inc *	13,501	615,646
The KEYW Holding Corp *	10,792	201,918
Titan International Inc	7,283	138,304
Titan Machinery Inc *	9,391	147,157
TRC Cos Inc *	8,853	58,872
Trinity Industries Inc	190,420	13,723,569
Tutor Perini Corp *	20,389	584,553
Twin Disc Inc	4,646	122,376
Ultrapetrol Bahamas Ltd * (Bahamas)	11,186	34,677
UniFirst Corp	3,604	396,224
United Stationers Inc	22,326	916,929
Universal Forest Products Inc	170,936	9,459,598
UTi Worldwide Inc (United Kingdom)	14,344	151,903
Viad Corp	11,226	269,873
Vicor Corp *	9,919	101,174
VSE Corp	2,286	120,472
Wabash National Corp *	579,956	7,980,195
Watts Water Technologies Inc ‘A’	44,553	2,614,816
Werner Enterprises Inc	18,126	462,394
Wesco Aircraft Holdings Inc *	17,832	392,482

	Shares	Value
West Corp	4,153	$99,381
XPO Logistics Inc *	19,460	572,319
YRC Worldwide Inc *	12,489	281,002

		233,058,818

Information Technology - 6.3%

Accelrys Inc *	31,550	393,113
Actuate Corp *	1,760	10,595
Acxiom Corp *	30,563	1,051,214
ADTRAN Inc	11,455	279,617
Advanced Energy Industries Inc *	1,272	31,164
Aeroflex Holding Corp *	11,035	91,701
Agilysys Inc *	8,036	107,682
Alpha & Omega Semiconductor Ltd * (Bermuda)	9,261	68,161
Amkor Technology Inc *	38,593	264,748
ANADIGICS Inc *	46,231	78,593
Angie’s List Inc *	10,469	127,512
Anixter International Inc	6,239	633,383
Applied Optoelectronics Inc *	423	10,435
ARRIS Group Inc *	7,622	214,788
Aspen Technology Inc *	2,982	126,318
ATMI Inc *	17,625	599,426
Audience Inc *	5,255	65,688
Aviat Networks Inc *	32,466	51,621
Axcelis Technologies Inc *	59,249	127,385
Bankrate Inc *	25,576	433,257
Barracuda Networks Inc *	504	17,106
Bazaarvoice Inc *	12,267	89,549
Bel Fuse Inc ‘B’	5,532	121,151
Belden Inc	2,771	192,862
Benchmark Electronics Inc *	71,831	1,626,972
Benefitfocus Inc *	806	37,858
Black Box Corp	8,852	215,458
Blucora Inc *	8,414	165,672
Brooks Automation Inc	36,563	399,634
CACI International Inc ‘A’ *	12,772	942,574
Calix Inc *	3,289	27,726
Care.com Inc *	354	5,859
Ceva Inc *	12,212	214,443
Checkpoint Systems Inc *	22,663	304,137
Chegg Inc *	2,398	16,786
CIBER Inc *	41,126	188,357
Ciena Corp *	14,679	333,800
Cirrus Logic Inc *	20,834	413,972
Coherent Inc *	1,992	130,177
Cohu Inc	314,888	3,381,897
Comtech Telecommunications Corp	8,447	269,121
Control4 Corp *	1,491	31,624
Convergys Corp	58,008	1,270,955
Covisint Corp *	645	4,728
Cray Inc *	10,693	399,063
CSG Systems International Inc	8,531	222,147
CTS Corp	18,488	386,029
Cvent Inc *	940	33,981
Cyan Inc *	4,027	17,195
Daktronics Inc	16,110	231,823
Dealertrack Technologies Inc *	2,637	129,714
Demand Media Inc *	19,644	95,273
Digi International Inc *	14,228	144,414
Digital River Inc *	18,488	322,246
Diodes Inc *	4,311	112,603
DSP Group Inc *	11,054	95,507
EarthLink Holdings Corp	58,021	209,456
Ebix Inc	4,549	77,651
Electro Rent Corp	5,044	88,724
Electro Scientific Industries Inc	12,971	127,764
Electronics For Imaging Inc *	11,877	514,393
Emulex Corp *	44,524	329,032

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Endurance International Group Holdings Inc *	2,829	$36,805
Entegris Inc *	65,277	790,505
Entropic Communications Inc *	49,412	202,095
Epiq Systems Inc	16,284	221,951
ePlus Inc *	1,883	104,996
Extreme Networks Inc *	51,470	298,526
Fabrinet * (Cayman)	15,641	324,864
FARO Technologies Inc *	838	44,414
Finisar Corp *	51,536	1,366,219
FormFactor Inc *	29,716	189,885
Fusion-io Inc *	13,482	141,831
Gerber Scientific Inc Escrow Shares * +	12,750	-
Gigamon Inc *	2,740	83,269
Global Cash Access Holdings Inc *	36,725	251,934
Glu Mobile Inc *	2,562	12,144
Gogo Inc *	2,625	53,918
GSI Group Inc * (Canada)	16,737	218,585
GSI Technology Inc *	11,191	77,330
GT Advanced Technologies Inc *	11,999	204,583
Harmonic Inc *	55,797	398,391
Hutchinson Technology Inc *	13,904	39,348
II-VI Inc *	28,116	433,830
Imation Corp *	19,030	109,803
Immersion Corp *	1,188	12,533
Infinera Corp *	7,148	64,904
Ingram Micro Inc ‘A’ *	125,000	3,695,000
Inphi Corp *	9,342	150,313
Insight Enterprises Inc *	23,945	601,259
Integrated Device Technology Inc *	51,436	629,062
Integrated Silicon Solution Inc *	16,380	254,709
Internap Network Services Corp *	29,684	210,163
International Rectifier Corp *	38,272	1,048,653
Intersil Corp ‘A’	70,139	906,196
Intralinks Holdings Inc *	21,280	217,694
Itron Inc *	21,772	773,777
IXYS Corp	13,256	150,456
Kemet Corp *	24,568	142,740
Kopin Corp *	36,516	138,031
KVH Industries Inc *	1,419	18,674
Lattice Semiconductor Corp *	47,381	371,467
Limelight Networks Inc *	30,742	67,018
Lionbridge Technologies Inc *	2,171	14,567
Littelfuse Inc	1,202	112,555
LTX-Credence Corp *	26,276	234,119
Luxoft Holding Inc * (United Kingdom)	577	20,235
M/A-COM Technology Solutions Holdings Inc *	327	6,720
ManTech International Corp ‘A’	13,157	386,947
Marchex Inc ‘B’	12,466	131,018
Mavenir Systems Inc *	383	6,856
Measurement Specialties Inc *	1,017	69,003
Mentor Graphics Corp	52,594	1,158,120
Mercury Systems Inc *	17,852	235,825
Methode Electronics Inc	9,001	275,971
Microsemi Corp *	11,350	284,091
MKS Instruments Inc	29,189	872,459
ModusLink Global Solutions Inc *	20,075	84,917
MoneyGram International Inc *	8,958	158,109
Monster Worldwide Inc *	53,193	397,884
MoSys Inc *	3,617	16,421
Multi-Fineline Electronix Inc *	105,565	1,351,232
Nanometrics Inc *	4,060	72,958
NeoPhotonics Corp *	11,145	88,380
NETGEAR Inc *	20,114	678,445
Newport Corp *	21,553	445,716
Numerex Corp ‘A’ *	7,922	86,587
OmniVision Technologies Inc *	27,199	481,422
Oplink Communications Inc *	9,546	171,446
OSI Systems Inc *	810	48,487

	Shares	Value
Park Electrochemical Corp	11,471	$342,639
PC Connection Inc	5,166	104,973
PC-Tel Inc	8,495	74,161
Perficient Inc *	16,108	291,877
Pericom Semiconductor Corp *	12,754	99,864
Photronics Inc *	33,466	285,465
Plantronics Inc	1,939	86,189
Plexus Corp *	18,785	752,715
PLX Technology Inc *	1,841	11,138
PMC-Sierra Inc *	64,350	489,704
PRGX Global Inc *	16,272	112,765
Procera Networks Inc *	9,520	98,913
Progress Software Corp *	14,387	313,637
QAD Inc ‘A’	292	5,966
QLogic Corp *	49,121	626,293
Quantum Corp *	117,415	143,246
QuinStreet Inc *	17,246	114,513
Radisys Corp *	13,933	50,019
RealD Inc *	3,166	35,364
RealNetworks Inc *	12,592	95,447
RF Micro Devices Inc *	19,963	157,308
Richardson Electronics Ltd	6,015	64,721
Rocket Fuel Inc *	664	28,472
Rofin-Sinar Technologies Inc *	248,791	5,961,032
Rogers Corp *	5,990	373,896
Rubicon Technology Inc *	10,329	116,614
Rudolph Technologies Inc *	14,926	170,306
Sanmina Corp *	45,597	795,668
Sapiens International Corp NV * (Netherlands)	8,586	69,632
ScanSource Inc *	15,362	626,309
Seachange International Inc *	18,090	188,860
ShoreTel Inc *	28,534	245,392
Shutterstock Inc *	1,296	94,103
Sigma Designs Inc *	16,863	80,268
Sonus Networks Inc *	97,919	329,987
Spansion Inc ‘A’ *	26,092	454,523
Speed Commerce Inc *	25,346	92,259
Super Micro Computer Inc *	17,612	305,920
Supertex Inc *	5,427	178,982
Sykes Enterprises Inc *	21,687	430,921
SYNNEX Corp *	14,534	880,906
TechTarget Inc *	6,560	47,298
TeleCommunication Systems Inc ‘A’ *	25,614	58,912
Telenav Inc *	9,651	57,520
TeleTech Holdings Inc *	3,863	94,682
Tessco Technologies Inc	2,817	105,243
Tessera Technologies Inc	29,078	687,113
Textura Corp *	843	21,252
The Hackett Group Inc	9,768	58,413
TiVo Inc *	37,544	496,707
Tremor Video Inc *	937	3,860
TriQuint Semiconductor Inc *	81,179	1,086,987
TTM Technologies Inc *	29,133	246,174
Ultra Clean Holdings Inc *	12,280	161,482
Unisys Corp *	26,757	815,018
United Online Inc	7,528	87,024
Unwired Planet Inc *	3,451	7,489
Varonis Systems Inc *	773	27,643
VASCO Data Security International Inc *	9,311	70,205
Veeco Instruments Inc *	16,766	702,998
Viasystems Group Inc *	1,960	24,539
Violin Memory Inc *	5,442	21,768
Vishay Precision Group Inc *	6,800	118,184
Vocus Inc *	9,348	124,609
Vringo Inc *	30,104	104,461
Westell Technologies Inc ‘A’ *	25,060	92,471
Wix.com Ltd * (Israel)	1,097	25,198
YuMe Inc *	740	5,409
Zygo Corp *	9,084	137,986

		62,925,811

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Materials - 9.1%

A Schulman Inc	204,292	$7,407,628
AK Steel Holding Corp *	75,315	543,774
Allied Nevada Gold Corp *	57,299	246,959
AM Castle & Co *	9,478	139,232
AMCOL International Corp	9,467	433,399
AptarGroup Inc	22,330	1,476,013
Arabian American Development Co *	1,050	11,392
Axiall Corp	38,492	1,729,061
Cabot Corp	163,560	9,659,854
Carpenter Technology Corp	117,400	7,753,096
Century Aluminum Co *	28,347	374,464
Chase Corp	2,411	76,019
Clearwater Paper Corp *	2,539	159,119
Coeur Mining Inc *	34,894	324,165
Commercial Metals Co	64,400	1,215,872
FutureFuel Corp	9,106	184,852
General Moly Inc *	29,158	28,866
Globe Specialty Metals Inc	33,537	698,240
Handy & Harman Ltd *	326	7,175
Haynes International Inc	6,764	365,256
HB Fuller Co	165,030	7,967,648
Hecla Mining Co	157,232	482,702
Horsehead Holding Corp *	27,824	468,000
Innospec Inc	730	33,018
Intrepid Potash Inc *	30,246	467,603
Kaiser Aluminum Corp	10,390	742,054
KMG Chemicals Inc	882	13,830
Kraton Performance Polymers Inc *	17,960	469,474
Louisiana-Pacific Corp *	21,337	359,955
LSB Industries Inc *	4,772	178,568
Marrone Bio Innovations Inc *	1,162	16,233
Materion Corp	5,314	180,304
Midway Gold Corp * (Canada)	7,577	7,956
Minerals Technologies Inc	52,125	3,365,190
Molycorp Inc *	82,310	386,034
Myers Industries Inc	13,503	268,980
Neenah Paper Inc	7,905	408,847
Noranda Aluminum Holding Corp	18,265	75,069
Olin Corp	14,919	411,914
Olympic Steel Inc	3,637	104,382
OM Group Inc	16,469	547,100
Penford Corp *	4,279	61,446
PH Glatfelter Co	2,487	67,696
Quaker Chemical Corp	5,477	431,752
Reliance Steel & Aluminum Co	123,000	8,691,180
Resolute Forest Products Inc *	38,433	772,119
RPM International Inc	210,000	8,786,400
RTI International Metals Inc *	17,263	479,566
Schnitzer Steel Industries Inc ‘A’	13,381	386,042
Schweitzer-Mauduit International Inc	4,833	205,837
Sensient Technologies Corp	161,606	9,116,194
Steel Dynamics Inc	350,000	6,226,500
Stepan Co	44,198	2,853,423
Stillwater Mining Co *	65,167	965,123
SunCoke Energy Inc *	38,577	881,099
Taminco Corp *	1,110	23,321
Texas Industries Inc *	822	73,668
Tredegar Corp	8,571	197,219
UFP Technologies Inc *	3,030	73,811
United States Lime & Minerals Inc	66	3,716
Universal Stainless & Alloy Products Inc *	3,750	126,637
Walter Energy Inc	22,548	170,463
Wausau Paper Corp	1,483	18,879
Zep Inc	7,648	135,370

		90,536,758

	Shares	Value
Telecommunication Services - 0.2%

Boingo Wireless Inc *	10,291	$69,773
Cbeyond Inc *	13,991	101,435
Cincinnati Bell Inc *	78,197	270,562
FairPoint Communications Inc *	1,908	25,949
Hawaiian Telcom Holdco Inc *	5,601	159,572
IDT Corp ‘B’	520	8,663
inContact Inc *	2,224	21,350
Inteliquent Inc	11,122	161,603
Iridium Communications Inc *	35,282	264,968
Leap Wireless International Inc - Contingent Value Rights * +	23,721	59,777
magicJack VocalTec Ltd * (Israel)	3,405	72,288
NII Holdings Inc *	93,402	111,148
ORBCOMM Inc *	22,689	155,420
Premiere Global Services Inc *	21,261	256,408
RingCentral Inc ‘A’ *	3,031	54,861
Shenandoah Telecommunications Co	1,280	41,331
Towerstream Corp *	9,223	21,674
USA Mobility Inc	11,937	216,895
Vonage Holdings Corp *	85,968	367,083

		2,440,760

Utilities - 2.9%

ALLETE Inc	21,999	1,153,188
American States Water Co	19,493	629,429
Artesian Resources Corp ‘A’	4,003	89,907
Atlantic Power Corp (Canada)	66,375	192,487
Avista Corp	33,072	1,013,657
Black Hills Corp	24,510	1,413,001
California Water Service Group	26,360	631,058
Chesapeake Utilities Corp	5,296	334,495
Cleco Corp	33,315	1,685,073
Connecticut Water Service Inc	5,929	202,594
Consolidated Water Co Ltd (Cayman)	8,190	107,944
Delta Natural Gas Co Inc	3,835	79,461
Dynegy Inc *	55,055	1,373,072
El Paso Electric Co	22,137	790,955
Genie Energy Ltd ‘B’ *	7,180	71,585
IDACORP Inc	27,704	1,536,741
MGE Energy Inc	19,027	746,429
Middlesex Water Co	8,672	189,223
New Jersey Resources Corp	23,027	1,146,745
Northwest Natural Gas Co	14,874	654,605
NorthWestern Corp	20,885	990,576
NRG Yield Inc ‘A’	12,401	490,212
Ormat Technologies Inc	9,706	291,277
Otter Tail Corp	20,009	616,077
Pattern Energy Group Inc	10,135	274,963
Piedmont Natural Gas Co Inc	41,660	1,474,347
PNM Resources Inc	43,853	1,185,347
Portland General Electric Co	41,784	1,351,295
SJW Corp	6,164	182,208
South Jersey Industries Inc	14,335	804,050
Southwest Gas Corp	25,547	1,365,487
The Empire District Electric Co	23,511	571,788
The Laclede Group Inc	18,008	849,077
UIL Holdings Corp	31,185	1,147,920
Unitil Corp	7,605	249,748
UNS Energy Corp	21,480	1,289,444
WGL Holdings Inc	28,539	1,143,272
York Water Co	1,816	37,046

		28,355,783

Total Common Stocks (Cost $681,688,719)		965,255,960

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.3%
U.S. Government Agency Issue - 1.3%
Federal Home Loan Bank 0.000% due 04/01/14	$12,750,000	$12,750,000

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $352,897; collateralized by Fannie Mae: 1.020% due 10/17/17 and value $361,350).	352,897	352,897

Total Short-Term Investments (Cost $13,102,897)		13,102,897

TOTAL INVESTMENTS - 98.7% (Cost $694,791,616)		978,358,857

OTHER ASSETS & LIABILITIES, NET - 1.3%		12,529,563

NET ASSETS - 100.0%		$990,888,420

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $88,398 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Russell 2000 Mini (06/14)	91	($5,187)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$151,390,469	$151,390,469	$-	$-
	Consumer Staples	18,352,212	14,133,856	4,218,356	-
	Energy	90,777,616	90,748,995	-	28,621
	Financials	244,986,822	244,986,822	-	-
	Health Care	42,430,911	42,430,911	-	-
	Industrials	233,058,818	233,058,818	-	-
	Information Technology	62,925,811	62,925,811	-	-
	Materials	90,536,758	90,536,758	-	-
	Telecommunication Services	2,440,760	2,380,983	-	59,777
	Utilities	28,355,783	28,355,783	-	-

		965,255,960	960,949,206	4,218,356	88,398
	Short-Term Investments	13,102,897	-	13,102,897	-

	Total Assets	978,358,857	960,949,206	17,321,253	88,398

Liabilities	Derivatives:
	Equity Contracts
	Futures	(5,187)	(5,187)	-	-

	Total Liabilities	(5,187)	(5,187)	-	-

	Total	$978,353,670	$960,944,019	$17,321,253	$88,398

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Strike @ $3.64 Exp 01/08/19 *	148,650	$81,757

Total Warrants (Cost $0)		81,757

COMMON STOCKS - 99.1%

Consumer Discretionary - 16.4%

American Axle & Manufacturing Holdings Inc *	223,900	4,146,628
ANN Inc *	104,010	4,314,335
Brunswick Corp	122,310	5,539,420
Cumulus Media Inc ‘A’ *	705,200	4,872,932
DSW Inc ‘A’	129,170	4,632,036
Fiesta Restaurant Group Inc *	99,100	4,517,969
Five Below Inc *	81,500	3,462,120
G-III Apparel Group Ltd *	61,100	4,373,538
Grand Canyon Education Inc *	138,200	6,453,940
Kate Spade & Co *	149,000	5,526,410
Life Time Fitness Inc *	51,235	2,464,403
LifeLock Inc *	86,200	1,474,882
Lions Gate Entertainment Corp (Canada)	151,600	4,052,268
Lumber Liquidators Holdings Inc *	26,700	2,504,460
Papa John’s International Inc	109,300	5,695,623
Pier 1 Imports Inc	185,720	3,506,394
Six Flags Entertainment Corp	155,230	6,232,484
Sotheby’s	76,080	3,313,284
Taylor Morrison Home Corp ‘A’ *	151,800	3,567,300
Tenneco Inc *	48,800	2,833,816
The Children’s Place Retail Stores Inc	24,670	1,228,813
Tupperware Brands Corp	58,725	4,918,806

		89,631,861

Consumer Staples - 3.5%

B&G Foods Inc	154,800	4,661,028
Rite Aid Corp *	622,500	3,903,075
The Hain Celestial Group Inc *	67,395	6,164,621
United Natural Foods Inc *	64,430	4,569,375

		19,298,099

Energy - 5.0%

Approach Resources Inc *	165,900	3,468,969
Bristow Group Inc	49,600	3,745,792
Hornbeck Offshore Services Inc *	68,300	2,855,623
Kodiak Oil & Gas Corp * (Canada)	278,100	3,376,134
Northern Oil & Gas Inc *	420,590	6,149,026
PDC Energy Inc *	44,700	2,783,022
Rosetta Resources Inc *	102,880	4,792,150

		27,170,716

Financials - 6.3%

DuPont Fabros Technology Inc REIT	194,800	4,688,836
eHealth Inc *	66,500	3,378,200
Financial Engines Inc	72,100	3,661,238
Fortress Investment Group LLC ‘A’	366,810	2,714,394
Jones Lang LaSalle Inc	23,365	2,768,753
MGIC Investment Corp *	404,400	3,445,488
Portfolio Recovery Associates Inc *	61,500	3,558,390
Sovran Self Storage Inc REIT	64,500	4,737,525
ViewPoint Financial Group Inc	101,000	2,913,850
WisdomTree Investments Inc *	199,400	2,616,128

		34,482,802

	Shares	Value
Health Care - 21.0%

Acadia Healthcare Co Inc *	90,200	$4,069,824
ACADIA Pharmaceuticals Inc *	95,000	2,311,350
AcelRx Pharmaceuticals Inc *	144,700	1,737,847
Aegerion Pharmaceuticals Inc *	32,800	1,512,736
Align Technology Inc *	104,590	5,416,716
Alnylam Pharmaceuticals Inc *	20,700	1,389,798
athenahealth Inc *	28,900	4,630,936
Auxilium Pharmaceuticals Inc *	113,600	3,087,648
Bluebird Bio Inc *	58,000	1,318,920
Celldex Therapeutics Inc *	102,800	1,816,476
Cepheid Inc *	94,155	4,856,515
Charles River Laboratories International Inc *	100,400	6,058,136
Cubist Pharmaceuticals Inc *	63,745	4,662,947
Endologix Inc *	214,900	2,765,763
Foundation Medicine Inc *	49,100	1,589,367
HealthSouth Corp	177,885	6,391,408
HMS Holdings Corp *	181,600	3,459,480
Horizon Pharma Inc *	178,900	2,704,968
ICON PLC * (Ireland)	105,400	5,011,770
Insulet Corp *	131,950	6,257,069
Intercept Pharmaceuticals Inc *	9,100	3,001,089
Ironwood Pharmaceuticals Inc ‘A’ *	223,400	2,752,288
Isis Pharmaceuticals Inc *	54,800	2,367,908
Molina Healthcare Inc *	115,900	4,353,204
Neuralstem Inc *	297,300	1,245,687
Neurocrine Biosciences Inc *	116,700	1,878,870
Orexigen Therapeutics Inc *	413,500	2,687,750
Portola Pharmaceuticals Inc *	103,700	2,685,830
Puma Biotechnology Inc *	19,900	2,072,386
Questcor Pharmaceuticals Inc	50,400	3,272,472
Synageva BioPharma Corp *	30,200	2,505,694
Team Health Holdings Inc *	97,000	4,340,750
TearLab Corp *	134,000	905,840
Thoratec Corp *	94,833	3,395,970
Wright Medical Group Inc *	196,730	6,112,401

		114,627,813

Industrials - 16.0%

Actuant Corp ‘A’	149,765	5,114,475
Acuity Brands Inc	36,700	4,865,319
AO Smith Corp	94,710	4,358,554
Beacon Roofing Supply Inc *	127,200	4,917,552
Esterline Technologies Corp *	29,590	3,152,519
H&E Equipment Services Inc *	60,900	2,463,405
Hexcel Corp *	134,200	5,843,068
Hub Group Inc ‘A’ *	143,550	5,740,564
NCI Building Systems Inc *	261,400	4,564,044
On Assignment Inc *	179,000	6,907,610
Primoris Services Corp	92,900	2,785,142
RBC Bearings Inc *	59,740	3,805,438
Rexnord Corp *	116,000	3,361,680
Spirit Airlines Inc *	89,600	5,322,240
Swift Transportation Co *	210,400	5,207,400
The Advisory Board Co *	75,700	4,863,725
The ExOne Co *	87,300	3,127,959
The Middleby Corp *	16,300	4,306,623
WageWorks Inc *	25,700	1,442,027
Watts Water Technologies Inc ‘A’	95,600	5,610,764

		87,760,108

Information Technology - 24.6%

Applied Micro Circuits Corp *	244,765	2,423,174
Applied Optoelectronics Inc *	53,900	1,329,713
ARRIS Group Inc *	202,600	5,709,268
Aspen Technology Inc *	134,900	5,714,364
Belden Inc	52,770	3,672,792
Care.com Inc *	72,300	1,196,565

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Ciena Corp *	120,300	$2,735,622
Cognex Corp *	84,806	2,871,531
CommVault Systems Inc *	54,275	3,525,161
Control4 Corp *	83,800	1,777,398
Cornerstone OnDemand Inc *	101,000	4,834,870
CoStar Group Inc *	25,675	4,794,550
Cypress Semiconductor Corp *	384,000	3,943,680
Dealertrack Technologies Inc *	108,665	5,345,231
Demandware Inc *	80,500	5,156,830
FEI Co	41,900	4,316,538
Finisar Corp *	139,130	3,688,336
FleetMatics Group PLC * (Ireland)	111,700	3,736,365
Intersil Corp ‘A’	228,800	2,956,096
InterXion Holding NV * (Netherlands)	130,660	3,133,227
MAXIMUS Inc	126,600	5,679,276
Microsemi Corp *	238,500	5,969,655
OpenTable Inc *	57,600	4,431,168
OSI Systems Inc *	74,200	4,441,612
Proofpoint Inc *	90,300	3,348,324
Semtech Corp *	136,900	3,469,046
SPS Commerce Inc *	68,100	4,184,745
SunEdison Inc *	285,400	5,376,936
Synchronoss Technologies Inc *	143,300	4,913,757
Textura Corp *	123,900	3,123,519
The Ultimate Software Group Inc *	27,425	3,757,225
Trulia Inc *	131,200	4,355,840
Vistaprint NV * (Netherlands)	85,200	4,193,544
WEX Inc *	48,685	4,627,509

		134,733,467

Materials - 5.6%

Calgon Carbon Corp *	250,600	5,470,598
Chemtura Corp *	195,800	4,951,782
Cytec Industries Inc	46,900	4,577,909
Eagle Materials Inc	58,500	5,186,610
Louisiana-Pacific Corp *	264,200	4,457,054
PolyOne Corp	157,865	5,787,331

		30,431,284

Telecommunication Services - 0.7%

Cogent Communications Group Inc	114,000	4,050,420

Total Common Stocks (Cost $440,340,084)		542,186,570

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $3,581,167; collateralized by Fannie Mae: 1.020% due 10/17/17 and value $3,653,100)	$3,581,167	$3,581,167

Total Short-Term Investment (Cost $3,581,167)		3,581,167

TOTAL INVESTMENTS - 99.8% (Cost $443,921,251)		545,849,494

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,087,550

NET ASSETS - 100.0%		$546,937,044

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$81,757	$-	$81,757	$-
	Common Stocks (1)	542,186,570	542,186,570	-	-
	Short-Term Investment	3,581,167	-	3,581,167	-

	Total	$545,849,494	$542,186,570	$3,662,924	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Central European Media Enterprises Ltd (Bermuda)
Exp 04/25/14 * +	551	$-

Total Rights (Cost $0)		-

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50
Exp 04/15/16 *	8,835	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 98.9%

Consumer Discretionary - 12.9%

1-800-Flowers.com Inc ‘A’ *	11,341	63,850
Aeropostale Inc *	34,804	174,716
AH Belo Corp ‘A’	8,433	97,654
AMC Entertainment Holdings Inc ‘A’ *	9,000	218,250
America’s Car-Mart Inc *	3,547	130,246
American Apparel Inc *	24,399	12,224
American Axle & Manufacturing Holdings Inc *	29,600	548,192
American Public Education Inc *	7,722	270,888
ANN Inc *	20,767	861,415
Arctic Cat Inc	5,779	276,178
Asbury Automotive Group Inc *	13,717	758,687
Ascent Capital Group Inc ‘A’ *	6,199	468,334
Barnes & Noble Inc *	17,766	371,309
Bassett Furniture Industries Inc	4,708	69,914
Beasley Broadcasting Group Inc ‘A’	1,820	16,562
Beazer Homes USA Inc *	11,123	223,350
bebe stores Inc	15,430	94,432
Big 5 Sporting Goods Corp	7,373	118,337
Biglari Holdings Inc *	636	310,044
BJ’s Restaurants Inc *	10,843	354,675
Black Diamond Inc *	9,891	120,967
Bloomin’ Brands Inc *	24,365	587,197
Blue Nile Inc *	5,496	191,261
Blyth Inc	4,130	44,315
Bob Evans Farms Inc	10,873	543,976
Body Central Corp *	7,235	7,741
Boyd Gaming Corp *	30,568	403,498
Bravo Brio Restaurant Group Inc *	8,524	120,274
Bridgepoint Education Inc *	6,670	99,316
Bright Horizons Family Solutions Inc *	5,255	205,523
Brown Shoe Co Inc	19,027	504,977
Brunswick Corp	39,845	1,804,580
Buffalo Wild Wings Inc *	8,265	1,230,658
Burlington Stores Inc *	6,794	200,559
Caesars Entertainment Corp *	17,752	337,466
Callaway Golf Co	33,805	345,487
Capella Education Co	4,853	306,467
Career Education Corp *	24,434	182,278
Carmike Cinemas Inc *	10,116	302,064
Carriage Services Inc	6,861	125,145
Carrols Restaurant Group Inc *	10,492	75,228
Cavco Industries Inc *	3,051	239,351

	Shares	Value
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	34,215	$100,592
Christopher & Banks Corp *	15,784	104,332
Churchill Downs Inc	6,048	552,182
Chuy’s Holdings Inc *	7,120	307,157
Citi Trends Inc *	6,730	109,632
ClubCorp Holdings Inc	9,172	173,351
Columbia Sportswear Co	5,690	470,279
Conn’s Inc *	9,867	383,333
Cooper Tire & Rubber Co	27,908	678,164
Core-Mark Holding Co Inc	5,028	365,033
Corinthian Colleges Inc *	34,246	47,259
Cracker Barrel Old Country Store Inc	8,660	842,098
Crocs Inc *	38,788	605,093
Crown Media Holdings Inc ‘A’ *	15,488	59,474
CSS Industries Inc	3,755	101,385
Culp Inc	3,641	71,873
Cumulus Media Inc ‘A’ *	40,801	281,935
Daily Journal Corp *	402	69,534
Dana Holding Corp	69,538	1,618,149
Del Frisco’s Restaurant Group Inc *	4,737	132,162
Denny’s Corp *	40,263	258,891
Destination Maternity Corp	5,998	164,345
Destination XL Group Inc *	18,684	105,378
Dex Media Inc *	7,486	68,871
Diamond Resorts International Inc *	7,776	131,803
DineEquity Inc	7,278	568,193
Diversified Restaurant Holdings Inc *	4,966	24,830
Dorman Products Inc *	11,109	656,098
Drew Industries Inc	10,083	546,499
Education Management Corp *	10,684	52,031
Einstein Noah Restaurant Group Inc	2,905	47,816
Entercom Communications Corp ‘A’ *	10,617	106,913
Entravision Communications Corp ‘A’	24,470	163,949
Ethan Allen Interiors Inc	10,888	277,100
EveryWare Global Inc *	4,512	20,575
EW Scripps Co ‘A’ *	13,706	242,870
Express Inc *	37,574	596,675
Federal-Mogul Corp *	8,759	163,881
Fiesta Restaurant Group Inc *	9,860	449,517
Five Below Inc *	14,435	613,199
Flexsteel Industries Inc	2,170	81,635
Fox Factory Holding Corp *	4,374	82,669
Francesca’s Holdings Corp *	19,347	350,955
Fred’s Inc ‘A’	16,136	290,609
FTD Cos Inc *	8,105	257,820
Fuel Systems Solutions Inc *	6,224	66,970
G-III Apparel Group Ltd *	7,385	528,618
Genesco Inc *	10,570	788,205
Gentherm Inc *	15,466	536,980
Global Sources Ltd * (Bermuda)	8,354	74,852
Gordmans Stores Inc	3,753	20,491
Grand Canyon Education Inc *	19,995	933,767
Gray Television Inc *	22,313	231,386
Group 1 Automotive Inc	9,572	628,498
Harte-Hanks Inc	19,115	168,977
Haverty Furniture Cos Inc	8,659	257,172
Helen of Troy Ltd * (Bermuda)	14,060	973,374
Hemisphere Media Group Inc *	3,790	47,716
hhgregg Inc *	5,370	51,606
Hibbett Sports Inc *	11,444	605,159
Hillenbrand Inc	24,215	782,871
Hooker Furniture Corp	4,775	74,777
Houghton Mifflin Harcourt Co *	9,237	187,788
Hovnanian Enterprises Inc ‘A’ *	50,211	237,498
HSN Inc	14,895	889,678
Iconix Brand Group Inc *	21,379	839,553
Ignite Restaurant Group Inc *	3,172	44,630
Installed Building Products Inc *	3,566	49,746
International Speedway Corp ‘A’	12,259	416,683

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Interval Leisure Group Inc	17,340	$453,268
Intrawest Resorts Holdings Inc *	4,763	62,110
iRobot Corp *	12,447	510,949
Isle of Capri Casinos Inc *	9,383	71,968
ITT Educational Services Inc *	10,254	294,085
Jack in the Box Inc *	18,461	1,088,091
JAKKS Pacific Inc	8,689	62,735
Jamba Inc *	7,468	89,579
Johnson Outdoors Inc ‘A’	2,176	55,314
Jos A Bank Clothiers Inc *	12,312	791,662
Journal Communications Inc ‘A’ *	19,576	173,443
JTH Holding Inc ‘A’ *	2,045	56,728
K12 Inc *	11,912	269,807
Kate Spade & Co *	52,827	1,959,353
KB Home	36,798	625,198
Kirkland’s Inc *	6,081	112,438
Krispy Kreme Doughnuts Inc *	28,841	511,351
La-Z-Boy Inc	23,063	625,007
LeapFrog Enterprises Inc *	28,257	211,928
LGI Homes Inc *	4,223	72,847
Libbey Inc *	9,185	238,810
Life Time Fitness Inc *	18,960	911,976
LifeLock Inc *	28,220	482,844
Lifetime Brands Inc	4,427	79,066
Lincoln Educational Services Corp	10,961	41,323
Lithia Motors Inc ‘A’	9,771	649,381
Live Nation Entertainment Inc *	61,994	1,348,369
Loral Space & Communications Inc *	5,725	404,929
Luby’s Inc *	8,744	53,863
Lumber Liquidators Holdings Inc *	12,104	1,135,355
M/I Homes Inc *	10,722	240,387
Malibu Boats Inc ‘A’ *	3,123	69,393
Marine Products Corp	4,842	36,412
MarineMax Inc *	10,886	165,358
Marriott Vacations Worldwide Corp *	12,817	716,598
Martha Stewart Living Omnimedia Inc ‘A’ *	10,839	49,101
Matthews International Corp ‘A’	12,141	495,474
Mattress Firm Holding Corp *	5,889	281,671
MDC Holdings Inc	17,201	486,444
MDC Partners Inc ‘A’ (Canada)	17,483	398,962
Media General Inc *	8,689	159,617
Meredith Corp	15,733	730,483
Meritage Homes Corp *	17,073	715,017
Modine Manufacturing Co *	20,737	303,797
Monarch Casino & Resort Inc *	3,810	70,599
Monro Muffler Brake Inc	13,771	783,294
Morgans Hotel Group Co *	11,811	94,960
Movado Group Inc	7,774	354,106
Multimedia Games Holding Co Inc *	12,686	368,401
NACCO Industries Inc ‘A’	2,044	110,805
Nathan’s Famous Inc *	1,162	56,926
National CineMedia Inc	26,552	398,280
Nautilus Inc *	13,586	130,833
New York & Co Inc *	12,793	56,161
Nexstar Broadcasting Group Inc ‘A’	12,924	484,908
Noodles & Co *	2,702	106,648
Nutrisystem Inc	12,712	191,570
Office Depot Inc *	211,430	873,206
Orbitz Worldwide Inc *	10,789	84,586
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	42,165	607,598
Outerwall Inc *	8,981	651,123
Overstock.com Inc *	4,960	97,712
Oxford Industries Inc	5,912	462,318
Pacific Sunwear of California Inc *	20,280	60,232
Papa John’s International Inc	14,112	735,376
Penske Automotive Group Inc	18,611	795,806
Perry Ellis International Inc *	5,443	74,787
PetMed Express Inc	8,829	118,397
Pier 1 Imports Inc	41,757	788,372
Pinnacle Entertainment Inc *	25,692	608,900

	Shares	Value
Pool Corp	20,520	$1,258,286
Popeyes Louisiana Kitchen Inc *	10,507	427,004
Potbelly Corp *	3,855	68,889
Quiksilver Inc *	58,335	438,096
RadioShack Corp *	44,573	94,495
ReachLocal Inc *	4,538	44,699
Reading International Inc ‘A’ *	7,611	55,789
Red Robin Gourmet Burgers Inc *	6,232	446,710
Regis Corp	20,864	285,837
Remy International Inc	6,138	144,980
Rent-A-Center Inc	23,501	625,127
Rentrak Corp *	4,584	276,324
Restoration Hardware Holdings Inc *	7,790	573,266
RetailMeNot Inc *	4,366	139,712
RG Barry Corp	4,464	84,280
Ruby Tuesday Inc *	27,040	151,694
Ruth’s Hospitality Group Inc	15,900	192,231
Saga Communications Inc ‘A’	2,151	106,883
Salem Communications Corp ‘A’	4,531	45,265
Scholastic Corp	11,612	400,382
Scientific Games Corp ‘A’ *	20,958	287,753
Sears Hometown & Outlet Stores Inc *	3,874	91,620
Select Comfort Corp *	24,514	443,213
SFX Entertainment Inc *	8,901	62,752
Shiloh Industries Inc *	2,702	47,933
Shoe Carnival Inc	6,657	153,377
Shutterfly Inc *	16,719	713,567
Sinclair Broadcast Group Inc ‘A’	30,127	816,140
Sizmek Inc *	10,738	114,145
Skechers U.S.A. Inc ‘A’ *	17,027	622,167
Skullcandy Inc *	7,971	73,174
Smith & Wesson Holding Corp *	24,529	358,614
Sonic Automotive Inc ‘A’	17,128	385,037
Sonic Corp *	24,720	563,369
Sotheby’s	30,091	1,310,463
Spartan Motors Inc	15,156	77,902
Speedway Motorsports Inc	5,181	97,040
Stage Stores Inc	14,371	351,371
Standard Motor Products Inc	8,708	311,485
Standard Pacific Corp *	65,297	542,618
Stein Mart Inc	12,305	172,393
Steiner Leisure Ltd * (Bahamas)	6,439	297,804
Steven Madden Ltd *	26,488	953,038
Stoneridge Inc *	12,571	141,172
Strayer Education Inc *	4,797	222,725
Sturm Ruger & Co Inc	8,510	508,898
Superior Industries International Inc	10,316	211,375
Systemax Inc *	4,813	71,762
Tenneco Inc *	26,795	1,555,986
Texas Roadhouse Inc	27,511	717,487
The Bon-Ton Stores Inc	5,906	64,848
The Buckle Inc	12,304	563,523
The Cato Corp ‘A’	12,102	327,238
The Cheesecake Factory Inc	23,505	1,119,543
The Children’s Place Retail Stores Inc	10,162	506,169
The Container Store Group Inc *	6,375	216,431
The Finish Line Inc ‘A’	21,671	587,067
The Jones Group Inc	35,226	527,333
The Marcus Corp	8,145	136,022
The McClatchy Co ‘A’ *	26,880	172,570
The Men’s Wearhouse Inc	20,909	1,024,123
The New Home Co Inc *	2,252	32,068
The New York Times Co ‘A’	56,828	972,895
The Pep Boys-Manny Moe & Jack *	23,349	296,999
The Ryland Group Inc	20,321	811,418
The Wet Seal Inc ‘A’ *	39,493	52,131
Tile Shop Holdings Inc *	8,064	124,589
Tilly’s Inc ‘A’ *	4,209	49,245
Tower International Inc *	2,657	72,324
Town Sports International Holdings Inc	10,726	91,064

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Trans World Entertainment Corp	4,430	$16,081
TRI Pointe Homes Inc *	6,437	104,473
Tuesday Morning Corp *	18,787	265,836
Tumi Holdings Inc *	21,057	476,520
UCP Inc ‘A’ *	3,458	52,077
Unifi Inc *	6,610	152,493
Universal Electronics Inc *	6,964	267,348
Universal Technical Institute Inc	9,379	121,458
Vail Resorts Inc	15,820	1,102,654
ValueVision Media Inc ‘A’ *	17,564	85,361
Vera Bradley Inc *	9,477	255,784
Vince Holding Corp *	5,062	133,434
Vitacost.com Inc *	9,774	69,298
Vitamin Shoppe Inc *	13,363	635,010
VOXX International Corp *	8,130	111,218
WCI Communities Inc *	3,032	59,912
West Marine Inc *	7,540	85,730
Weyco Group Inc	2,890	78,088
William Lyon Homes ‘A’ *	6,101	168,449
Winmark Corp	997	75,433
Winnebago Industries Inc *	12,335	337,856
Wolverine World Wide Inc	44,197	1,261,824
World Wrestling Entertainment Inc ‘A’	12,648	365,274
ZAGG Inc *	13,537	62,541
Zale Corp *	14,259	298,156
Zumiez Inc *	9,360	226,886

		96,462,237

Consumer Staples - 3.6%

Alico Inc	1,267	47,766
Alliance One International Inc *	38,137	111,360
Annie’s Inc *	5,988	240,658
B&G Foods Inc	23,287	701,172
Boulder Brands Inc *	26,165	461,027
Cal-Maine Foods Inc	6,529	409,891
Calavo Growers Inc	5,424	192,986
Casey’s General Stores Inc	16,896	1,142,001
Central Garden & Pet Co ‘A’ *	18,595	153,781
Chiquita Brands International Inc *	20,352	253,382
Coca-Cola Bottling Co Consolidated	2,047	173,954
Craft Brew Alliance Inc *	4,711	71,937
Darling International Inc *	69,701	1,395,414
Diamond Foods Inc *	9,773	341,371
Elizabeth Arden Inc *	11,272	332,637
Fairway Group Holdings Corp *	6,868	52,472
Farmer Bros Co *	2,639	51,988
Fresh Del Monte Produce Inc (Cayman)	16,636	458,655
Griffin Land & Nurseries Inc	1,113	33,657
Harbinger Group Inc *	14,643	179,084
Ingles Markets Inc ‘A’	5,198	123,816
Inter Parfums Inc	7,193	260,459
Inventure Foods Inc *	6,246	87,319
J&J Snack Foods Corp	6,578	631,291
John B Sanfilippo & Son Inc	3,605	82,987
Lancaster Colony Corp	8,166	811,864
Lifevantage Corp *	45,812	60,014
Lifeway Foods Inc	1,979	29,091
Limoneira Co	4,469	101,357
Medifast Inc *	5,759	167,529
National Beverage Corp *	5,022	97,979
Natural Grocers by Vitamin Cottage Inc *	3,928	171,496
Nature’s Sunshine Products Inc	4,841	66,709
Nutraceutical International Corp *	3,795	98,632
Oil-Dri Corp of America	2,119	73,190
Omega Protein Corp *	8,764	105,781
Orchids Paper Products Co	2,662	81,457
Pilgrim’s Pride Corp *	26,699	558,543
Post Holdings Inc *	16,936	933,512
PriceSmart Inc	8,319	839,637
Revlon Inc ‘A’ *	4,998	127,699

	Shares	Value
Rite Aid Corp *	321,626	$2,016,595
Roundy’s Inc	12,058	82,959
Sanderson Farms Inc	10,133	795,339
Seaboard Corp *	128	335,546
Seneca Foods Corp ‘A’ *	3,545	111,597
Snyder’s-Lance Inc	20,935	590,158
Spartan Stores Inc	16,097	373,611
Spectrum Brands Holdings Inc	9,483	755,795
Star Scientific Inc *	74,722	58,634
SUPERVALU Inc *	89,431	611,708
Susser Holdings Corp *	7,943	496,199
Synutra International Inc *	7,608	50,898
The Andersons Inc	12,345	731,318
The Boston Beer Co Inc ‘A’ *	3,632	888,859
The Chefs’ Warehouse Inc *	7,327	156,798
The Female Health Co	9,542	74,046
The Hain Celestial Group Inc *	16,923	1,547,947
The Pantry Inc *	10,445	160,226
Tootsie Roll Industries Inc	9,094	272,270
TreeHouse Foods Inc *	15,966	1,149,392
United Natural Foods Inc *	21,724	1,540,666
Universal Corp	10,278	574,437
USANA Health Sciences Inc *	2,658	200,254
Vector Group Ltd	27,879	600,514
Village Super Market Inc ‘A’	2,820	74,448
WD-40 Co	6,819	528,950
Weis Markets Inc	4,841	238,419

		27,333,138

Energy - 5.6%

Abraxas Petroleum Corp *	36,069	142,833
Adams Resources & Energy Inc	922	53,402
Alon USA Energy Inc	10,375	155,003
Alpha Natural Resources Inc *	97,121	412,764
Amyris Inc *	11,953	44,585
Apco Oil & Gas International Inc * (Cayman)	4,119	59,520
Approach Resources Inc *	15,322	320,383
Arch Coal Inc	93,331	449,855
Athlon Energy Inc *	7,969	282,501
Basic Energy Services Inc *	13,147	360,359
Bill Barrett Corp *	21,465	549,504
Bolt Technology Corp	3,855	76,213
Bonanza Creek Energy Inc *	12,957	575,291
BPZ Resources Inc *	52,320	166,378
Bristow Group Inc	15,937	1,203,562
C&J Energy Services Inc *	19,826	578,126
Cal Dive International Inc *	43,329	73,659
Callon Petroleum Co *	17,502	146,492
CARBO Ceramics Inc	8,724	1,203,825
Carrizo Oil & Gas Inc *	20,000	1,069,200
CHC Group Ltd * (Cayman)	11,500	84,985
Clayton Williams Energy Inc *	2,580	291,566
Clean Energy Fuels Corp *	29,955	267,798
Cloud Peak Energy Inc *	26,786	566,256
Comstock Resources Inc	21,243	485,403
Contango Oil & Gas Co *	6,517	311,122
Dawson Geophysical Co	3,554	99,548
Delek US Holdings Inc	16,363	475,182
Diamondback Energy Inc *	9,333	628,204
Emerald Oil Inc *	25,136	168,914
Endeavour International Corp *	22,208	72,176
Energy XXI Bermuda Ltd (Bermuda)	32,131	757,328
EPL Oil & Gas Inc *	13,147	507,474
Equal Energy Ltd (Canada)	15,673	71,782
Era Group Inc *	8,824	258,631
Evolution Petroleum Corp	7,593	96,659
EXCO Resources Inc	74,667	418,135
Exterran Holdings Inc	25,357	1,112,665
Forest Oil Corp *	52,526	100,325
Forum Energy Technologies Inc *	17,321	536,605

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Frontline Ltd * (Bermuda)	25,071	$98,529
FX Energy Inc *	23,758	79,352
GasLog Ltd (Bermuda)	13,201	307,451
Gastar Exploration Inc *	24,558	134,332
Geospace Technologies Corp *	5,679	375,779
Goodrich Petroleum Corp *	13,903	219,945
Green Plains Renewable Energy Inc	11,100	332,556
Gulf Island Fabrication Inc	6,399	138,282
Gulfmark Offshore Inc ‘A’	11,758	528,405
Halcon Resources Corp *	101,933	441,370
Hallador Energy Co	3,960	33,858
Helix Energy Solutions Group Inc *	46,654	1,072,109
Hercules Offshore Inc *	70,088	321,704
Hornbeck Offshore Services Inc *	15,763	659,051
ION Geophysical Corp *	58,354	245,670
Isramco Inc *	408	54,064
Jones Energy Inc ‘A’ *	4,841	73,293
Key Energy Services Inc *	67,083	619,847
KiOR Inc ‘A’ *	18,767	10,753
Knightsbridge Tankers Ltd (Bermuda)	13,542	183,494
Kodiak Oil & Gas Corp * (Canada)	116,915	1,419,348
L&L Energy Inc * +	14,458	21,861
Magnum Hunter Resources Corp *	75,695	643,407
Matador Resources Co *	25,614	627,287
Matrix Service Co *	11,475	387,626
Midstates Petroleum Co Inc *	14,721	78,905
Miller Energy Resources Inc *	13,621	80,091
Mitcham Industries Inc *	5,713	79,639
Natural Gas Services Group Inc *	5,484	165,288
Newpark Resources Inc *	37,928	434,276
Nordic American Tankers Ltd (Bermuda)	33,090	325,606
North Atlantic Drilling Ltd (Bermuda)	31,479	278,274
Northern Oil & Gas Inc *	28,068	410,354
Nuverra Environmental Solutions Inc *	6,222	126,244
Panhandle Oil & Gas Inc ‘A’	3,057	133,316
Parker Drilling Co *	52,436	371,771
PDC Energy Inc *	15,676	975,988
Penn Virginia Corp *	24,305	425,094
PetroQuest Energy Inc *	25,006	142,534
PHI Inc *	5,509	243,718
Pioneer Energy Services Corp *	27,341	354,066
Quicksilver Resources Inc *	55,353	145,578
Renewable Energy Group Inc *	9,319	111,642
Rentech Inc *	88,191	167,563
Resolute Energy Corp *	30,055	216,396
REX American Resources Corp *	2,425	138,346
Rex Energy Corp *	19,880	371,955
RigNet Inc *	5,189	279,324
Rosetta Resources Inc *	26,902	1,253,095
RSP Permian Inc *	10,129	292,627
Sanchez Energy Corp *	16,752	496,362
Scorpio Tankers Inc	81,302	810,581
SEACOR Holdings Inc *	8,853	765,076
SemGroup Corp ‘A’	18,544	1,217,970
Ship Finance International Ltd (Bermuda)	24,666	443,248
Solazyme Inc *	21,004	243,856
Stone Energy Corp *	21,999	923,298
Swift Energy Co *	19,214	206,743
Synergy Resources Corp *	22,207	238,725
Targa Resources Corp	14,498	1,439,071
Teekay Tankers Ltd ‘A’	27,782	98,348
Tesco Corp * (Canada)	13,237	244,885
TETRA Technologies Inc *	34,472	441,242
TGC Industries Inc *	7,027	41,811
Triangle Petroleum Corp *	29,797	245,527
Ur-Energy Inc * (Canada)	56,410	87,436
Uranium Energy Corp *	37,182	49,080
VAALCO Energy Inc *	25,728	219,974
Vantage Drilling Co * (Cayman)	89,083	152,332
W&T Offshore Inc	15,252	264,012

	Shares	Value
Warren Resources Inc *	32,040	$153,792
Western Refining Inc	23,883	921,884
Westmoreland Coal Co *	5,163	153,754
Willbros Group Inc *	17,741	223,891
ZaZa Energy Corp *	18,348	13,800

		41,961,974

Financials - 22.9%

1st Source Corp	6,654	213,527
1st United Bancorp Inc	12,959	99,266
Acadia Realty Trust REIT	24,261	640,005
Access National Corp	3,266	52,942
AG Mortgage Investment Trust Inc REIT	12,382	216,809
Agree Realty Corp REIT	6,590	200,402
Alexander & Baldwin Inc	18,941	806,129
Alexander’s Inc REIT	921	332,472
Altisource Residential Corp REIT	24,883	785,307
Ambac Financial Group Inc *	19,835	615,480
American Assets Trust Inc REIT	14,737	497,226
American Capital Mortgage Investment Corp REIT	23,304	437,416
American Equity Investment Life Holding Co	28,189	665,824
American National Bankshares Inc	3,550	83,496
American Realty Capital Properties Inc REIT	207,285	2,906,136
American Residential Properties Inc REIT *	6,102	109,714
Ameris Bancorp *	11,025	256,882
AMERISAFE Inc	8,091	355,276
Ames National Corp	4,208	92,744
AmREIT Inc	8,643	143,215
AmTrust Financial Services Inc	13,685	514,693
Anworth Mortgage Asset Corp REIT	60,396	299,564
Apollo Commercial Real Estate Finance Inc REIT	16,184	269,140
Apollo Investment Corp	99,075	823,313
Apollo Residential Mortgage Inc REIT	14,247	231,229
Ares Commercial Real Estate Corp REIT	9,437	126,550
Argo Group International Holdings Ltd (Bermuda)	11,954	548,689
Arlington Asset Investment Corp ‘A’	7,093	187,823
Armada Hoffler Properties Inc REIT	8,440	84,738
ARMOUR Residential REIT Inc	164,790	678,935
Arrow Financial Corp	4,731	125,088
Ashford Hospitality Prime Inc REIT	7,921	119,766
Ashford Hospitality Trust Inc REIT	26,986	304,132
Associated Estates Realty Corp REIT	25,298	428,548
Astoria Financial Corp	38,897	537,557
AV Homes Inc *	4,198	75,942
Aviv REIT Inc	5,080	124,206
Baldwin & Lyons Inc ‘B’	4,058	106,685
Banc of California Inc	7,251	88,970
BancFirst Corp	3,176	179,857
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	12,870	339,897
Bancorp Inc *	14,442	271,654
BancorpSouth Inc	41,976	1,047,721
Bank Mutual Corp	20,782	131,758
Bank of Kentucky Financial Corp	2,763	103,723
Bank of Marin Bancorp	2,620	117,952
Bank of the Ozarks Inc	13,721	933,851
BankFinancial Corp	9,450	94,311
Banner Corp	8,563	352,881
Bar Harbor Bankshares	1,756	67,343
BBCN Bancorp Inc	34,805	596,558
BBX Capital Corp ‘A’ *	3,220	62,629
Beneficial Mutual Bancorp Inc *	14,206	187,377
Berkshire Hills Bancorp Inc	11,028	285,405
BGC Partners Inc ‘A’	55,967	366,024
BlackRock Kelso Capital Corp	32,609	299,025

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Blue Capital Reinsurance Holdings Ltd * (Bermuda)	2,658	$46,223
BNC Bancorp	8,077	139,974
BofI Holding Inc *	5,322	456,361
Boston Private Financial Holdings Inc	35,110	475,038
Bridge Bancorp Inc	4,949	132,188
Bridge Capital Holdings *	4,296	102,073
Brookline Bancorp Inc	30,821	290,334
Bryn Mawr Bank Corp	6,042	173,587
C&F Financial Corp	1,441	47,755
Calamos Asset Management Inc ‘A’	8,809	113,900
California First National Bancorp	1,038	15,933
Camden National Corp	3,388	139,586
Campus Crest Communities Inc REIT	28,336	245,956
Capital Bank Financial Corp ‘A’ *	10,297	258,558
Capital City Bank Group Inc	5,572	73,996
Capital Southwest Corp	5,892	204,570
Capitala Finance Corp	1,752	33,779
Capitol Federal Financial Inc	65,656	823,983
Capstead Mortgage Corp REIT	42,226	534,581
Cardinal Financial Corp	14,191	253,026
Cascade Bancorp *	2,864	16,038
Cash America International Inc	12,567	486,594
CatchMark Timber Trust Inc ‘A’ REIT	3,156	44,342
Cathay General Bancorp	34,772	875,907
Cedar Realty Trust Inc REIT	32,114	196,217
Center Bancorp Inc	5,290	100,510
Centerstate Banks Inc	13,435	146,710
Central Pacific Financial Corp	9,728	196,506
Century Bancorp Inc ‘A’	1,480	50,483
Chambers Street Properties REIT	104,180	809,479
Charter Financial Corp	9,815	106,100
Chatham Lodging Trust REIT	11,648	235,523
Chemical Financial Corp	13,018	422,434
Chemung Financial Corp	1,595	43,256
Chesapeake Lodging Trust REIT	21,334	548,924
CIFC Corp	2,913	23,712
Citizens & Northern Corp	5,555	109,489
Citizens Inc *	19,273	142,620
City Holding Co	6,913	310,117
Clifton Savings Bancorp Inc	3,809	44,641
CNB Financial Corp	6,441	113,877
CNO Financial Group Inc	97,873	1,771,501
CoBiz Financial Inc	15,843	182,511
Cohen & Steers Inc	8,272	329,639
Colony Financial Inc REIT	40,675	892,816
Columbia Banking System Inc	22,496	641,586
Community Bank System Inc	17,650	688,703
Community Trust Bancorp Inc	6,179	256,305
CommunityOne Bancorp *	4,699	52,723
ConnectOne Bancorp Inc *	773	37,846
Consolidated-Tomoka Land Co	2,594	104,486
Consumer Portfolio Services Inc *	8,052	55,076
CoreSite Realty Corp REIT	9,097	282,007
Cousins Properties Inc REIT	74,033	849,159
Cowen Group Inc ‘A’ *	43,327	191,072
Crawford & Co ‘B’	11,472	125,160
Credit Acceptance Corp *	3,149	447,630
CU Bancorp *	4,036	74,262
CubeSmart REIT	61,669	1,058,240
Customers Bancorp Inc *	8,874	185,200
CVB Financial Corp	40,544	644,650
CyrusOne Inc REIT	8,484	176,722
CYS Investments Inc REIT	71,247	588,500
DCT Industrial Trust Inc REIT	139,465	1,098,984
DFC Global Corp *	17,949	158,490
Diamond Hill Investment Group Inc	1,248	164,037
DiamondRock Hospitality Co REIT	86,196	1,012,803
Dime Community Bancshares Inc	13,968	237,177
Donegal Group Inc ‘A’	3,219	46,933

	Shares	Value
Doral Financial Corp *	2,958	$25,675
DuPont Fabros Technology Inc REIT	27,525	662,527
Dynex Capital Inc REIT	24,374	218,147
Eagle Bancorp Inc *	9,831	354,899
EastGroup Properties Inc REIT	13,332	838,716
Education Realty Trust Inc REIT	50,137	494,852
eHealth Inc *	8,109	411,937
Ellington Residential Mortgage REIT	2,763	46,750
EMC Insurance Group Inc	1,994	70,847
Empire State Realty Trust Inc ‘A’ REIT	36,227	547,390
Employers Holdings Inc	13,588	274,885
Encore Capital Group Inc *	11,013	503,294
Enstar Group Ltd * (Bermuda)	4,195	571,820
Enterprise Bancorp Inc	3,194	64,966
Enterprise Financial Services Corp	8,581	172,221
EPR Properties REIT	22,795	1,217,025
Equity One Inc REIT	26,599	594,222
ESB Financial Corp	5,752	75,179
ESSA Bancorp Inc	3,687	40,078
Essent Group Ltd * (Bermuda)	9,936	223,163
EverBank Financial Corp	35,478	699,981
Evercore Partners Inc ‘A’	13,934	769,853
Excel Trust Inc REIT	21,211	268,955
Ezcorp Inc ‘A’ *	22,386	241,545
Farmers Capital Bank Corp *	3,296	74,028
FBL Financial Group Inc ‘A’	3,935	170,464
FBR & Co *	3,569	92,187
Federal Agricultural Mortgage Corp ‘C’	4,565	151,786
FelCor Lodging Trust Inc REIT	54,588	493,476
Fidelity & Guaranty Life	5,039	118,920
Fidelity Southern Corp	6,436	89,911
Fidus Investment Corp	5,943	114,759
Fifth Street Finance Corp	60,297	570,410
Financial Engines Inc	21,539	1,093,750
Financial Institutions Inc	6,139	141,320
First American Financial Corp	47,666	1,265,532
First Bancorp Inc	4,253	69,324
First Bancorp NC	8,783	166,877
First BanCorp PR *	32,091	174,575
First Busey Corp	32,405	187,949
First Cash Financial Services Inc *	12,864	649,117
First Commonwealth Financial Corp	43,183	390,374
First Community Bancshares Inc	7,533	123,240
First Connecticut Bancorp Inc	7,507	117,560
First Defiance Financial Corp	4,353	118,053
First Federal Bancshares of Arkansas Inc *	1,305	11,967
First Financial Bancorp	25,526	458,957
First Financial Bankshares Inc	13,923	860,302
First Financial Corp	5,020	169,074
First Financial Holdings Inc	10,600	663,772
First Financial Northwest Inc	6,880	69,832
First Industrial Realty Trust Inc REIT	47,324	914,300
First Interstate Bancsystem Inc	7,683	216,814
First Merchants Corp	15,396	333,169
First Midwest Bancorp Inc	33,070	564,836
First NBC Bank Holding Co *	1,825	63,619
First Potomac Realty Trust REIT	25,761	332,832
First Security Group Inc *	29,953	62,302
Firsthand Technology Value Fund Inc	3,999	85,379
FirstMerit Corp	73,145	1,523,610
Flagstar Bancorp Inc *	8,800	195,536
Flushing Financial Corp	13,544	285,372
FNB Corp	68,802	921,947
Forestar Group Inc *	15,200	270,560
Fortegra Financial Corp *	2,710	19,051
Fox Chase Bancorp Inc	5,500	92,675
Franklin Financial Corp *	4,563	89,252
Franklin Street Properties Corp REIT	39,642	499,489
FXCM Inc ‘A’	16,019	236,601
Gain Capital Holdings Inc	4,789	51,769

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
GAMCO Investors Inc ‘A’	2,633	$204,452
Garrison Capital Inc	2,660	37,586
German American Bancorp Inc	5,660	163,517
Getty Realty Corp REIT	11,382	215,006
GFI Group Inc	30,477	108,193
Glacier Bancorp Inc	31,772	923,612
Gladstone Capital Corp	9,357	94,319
Gladstone Commercial Corp REIT	6,914	119,889
Gladstone Investment Corp	11,753	97,197
Glimcher Realty Trust REIT	63,620	638,109
Global Indemnity PLC * (Ireland)	3,705	97,590
Golub Capital BDC Inc	16,372	292,076
Government Properties Income Trust REIT	24,053	606,136
Gramercy Property Trust Inc REIT	26,321	135,816
Great Southern Bancorp Inc	4,523	135,826
Green Dot Corp ‘A’ *	11,446	223,540
Greenhill & Co Inc	12,421	645,644
Greenlight Capital Re Ltd ‘A’ * (Cayman)	12,387	406,294
GSV Capital Corp *	8,551	86,707
Guaranty Bancorp	6,479	92,326
Hallmark Financial Services Inc *	6,257	51,996
Hampton Roads Bankshares Inc *	15,910	25,297
Hancock Holding Co	37,434	1,371,956
Hanmi Financial Corp	13,901	323,893
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	6,561	94,150
HCI Group Inc	4,340	157,976
Health Insurance Innovations Inc ‘A’ *	1,942	20,080
Healthcare Realty Trust Inc REIT	42,256	1,020,482
Heartland Financial USA Inc	6,621	178,701
Hercules Technology Growth Capital Inc	27,128	381,691
Heritage Commerce Corp	8,950	72,137
Heritage Financial Corp	6,712	113,567
Heritage Oaks Bancorp *	9,200	74,336
Hersha Hospitality Trust REIT	89,087	519,377
HFF Inc ‘A’	14,584	490,168
Highwoods Properties Inc REIT	39,652	1,523,033
Hilltop Holdings Inc *	29,326	697,666
Hingham Institution for Savings	529	41,527
Home Bancorp Inc *	2,832	59,444
Home BancShares Inc	19,956	686,886
Home Federal Bancorp Inc	6,335	98,573
Home Loan Servicing Solutions Ltd (Cayman)	31,278	675,605
HomeStreet Inc	5,630	110,066
HomeTrust Bancshares Inc *	9,258	146,091
Horace Mann Educators Corp	17,468	506,572
Horizon Bancorp	3,889	86,647
Horizon Technology Finance Corp	3,609	45,149
Hudson Pacific Properties Inc REIT	22,072	509,201
Hudson Valley Holding Corp	7,312	139,294
Iberiabank Corp	13,092	918,404
ICG Group Inc *	16,708	341,177
Imperial Holdings Inc *	7,466	42,930
Independence Holding Co	3,489	46,822
Independent Bank Corp	10,451	411,456
Independent Bank Group Inc	1,691	99,346
Infinity Property & Casualty Corp	5,060	342,208
Inland Real Estate Corp REIT	37,604	396,722
International Bancshares Corp	23,537	590,308
Intervest Bancshares Corp *	7,938	59,138
INTL. FCStone Inc *	6,207	116,754
Invesco Mortgage Capital Inc REIT	55,041	906,525
Investment Technology Group Inc *	16,344	330,149
Investors Bancorp Inc	22,280	615,819
Investors Real Estate Trust REIT	45,926	412,415
Investors Title Co	589	44,705
iStar Financial Inc REIT *	37,393	551,921
Janus Capital Group Inc	65,760	714,811
JAVELIN Mortgage Investment Corp REIT	4,977	66,742

	Shares	Value
JGWPT Holdings Inc ‘A’ *	4,951	$90,405
JMP Group Inc	7,067	50,246
Kansas City Life Insurance Co	1,756	84,639
KCAP Financial Inc	12,569	108,848
KCG Holdings Inc ‘A’ *	31,255	372,872
Kearny Financial Corp *	6,435	95,109
Kennedy-Wilson Holdings Inc	28,571	643,133
Kite Realty Group Trust REIT	57,418	344,508
Ladder Capital Corp ‘A’ *	6,711	126,704
Ladenburg Thalmann Financial Services Inc *	45,304	136,818
Lakeland Bancorp Inc	15,991	179,899
Lakeland Financial Corp	7,247	291,474
LaSalle Hotel Properties REIT	45,822	1,434,687
LCNB Corp	3,385	58,561
Lexington Realty Trust REIT	79,208	864,159
LTC Properties Inc REIT	15,290	575,363
Macatawa Bank Corp	10,597	53,409
Maiden Holdings Ltd (Bermuda)	21,897	273,275
Main Street Capital Corp	17,202	565,258
MainSource Financial Group Inc	9,089	155,422
Manning & Napier Inc	6,071	101,811
Marcus & Millichap Inc *	3,092	55,161
MarketAxess Holdings Inc	16,528	978,788
Marlin Business Services Corp	3,650	75,956
MB Financial Inc	24,160	747,994
MCG Capital Corp	31,517	119,449
Meadowbrook Insurance Group Inc	22,014	128,342
Medallion Financial Corp	9,483	125,270
Medical Properties Trust Inc REIT	71,266	911,492
Medley Capital Corp	20,663	281,223
Mercantile Bank Corp	3,894	80,294
Merchants Bancshares Inc	2,548	83,090
Meridian Interstate Bancorp Inc *	3,638	93,024
Meta Financial Group Inc	2,651	118,897
Metro Bancorp Inc *	6,258	132,294
MGIC Investment Corp *	142,857	1,217,142
Middleburg Financial Corp	2,335	41,119
MidSouth Bancorp Inc	3,728	62,742
MidWestOne Financial Group Inc	3,019	76,200
Monmouth Real Estate Investment Corp ‘A’ REIT	20,241	193,099
Montpelier Re Holdings Ltd (Bermuda)	18,170	540,739
MVC Capital Inc	10,007	135,595
NASB Financial Inc	1,794	45,209
National Bank Holdings Corp ‘A’	19,951	400,417
National Bankshares Inc	3,074	112,232
National Health Investors Inc REIT	12,862	777,637
National Interstate Corp	2,941	78,848
National Penn Bancshares Inc	51,651	539,753
National Western Life Insurance Co ‘A’	954	233,253
NBT Bancorp Inc	19,327	472,738
Nelnet Inc ‘A’	10,083	412,395
New Mountain Finance Corp	21,184	308,227
New Residential Investment Corp REIT	111,425	720,920
New York Mortgage Trust Inc REIT	33,159	257,977
NewBridge Bancorp *	11,325	80,860
NewStar Financial Inc *	11,685	161,954
NGP Capital Resources Co	9,421	63,686
Nicholas Financial Inc (Canada)	4,575	71,965
Northfield Bancorp Inc	25,627	329,563
Northrim BanCorp Inc	2,903	74,578
NorthStar Realty Finance Corp REIT	143,992	2,324,031
Northwest Bancshares Inc	41,327	603,374
OceanFirst Financial Corp	5,988	105,928
OFG Bancorp	20,095	345,433
Old National Bancorp	44,704	666,537
OmniAmerican Bancorp Inc	5,085	115,887
One Liberty Properties Inc REIT	5,263	112,207

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	10,029	$155,048
Oppenheimer Holdings Inc ‘A’	4,318	121,120
Oritani Financial Corp	19,938	315,220
Pacific Continental Corp	7,836	107,823
Pacific Premier Bancorp Inc *	7,285	117,580
PacWest Bancorp	16,714	718,869
Palmetto Bancshares Inc *	2,132	30,040
Park National Corp	5,089	391,293
Park Sterling Corp	19,874	132,162
Parkway Properties Inc REIT	26,003	474,555
Peapack Gladstone Financial Corp	5,062	111,364
Pebblebrook Hotel Trust REIT	27,042	913,208
PennantPark Floating Rate Capital Ltd	6,466	89,360
PennantPark Investment Corp	29,262	323,345
Penns Woods Bancorp Inc	2,102	102,536
Pennsylvania REIT	29,906	539,803
PennyMac Financial Services Inc ‘A’ *	6,320	105,165
PennyMac Mortgage Investment Trust REIT	31,108	743,481
Peoples Bancorp Inc	4,776	118,110
PHH Corp *	25,133	649,437
Physicians Realty Trust REIT	8,891	123,763
PICO Holdings Inc *	9,952	258,652
Pinnacle Financial Partners Inc	15,432	578,546
Piper Jaffray Cos *	7,077	324,127
Platinum Underwriters Holdings Ltd (Bermuda)	12,098	727,090
Portfolio Recovery Associates Inc *	22,353	1,293,345
Potlatch Corp REIT	17,847	690,500
Preferred Bank *	5,169	134,187
Primerica Inc	25,098	1,182,367
PrivateBancorp Inc	28,597	872,494
Prospect Capital Corp	137,206	1,481,825
Prosperity Bancshares Inc	26,600	1,759,590
Provident Financial Holdings Inc	3,821	58,920
Provident Financial Services Inc	26,275	482,672
PS Business Parks Inc REIT	8,554	715,285
Pzena Investment Management Inc ‘A’	5,054	59,486
QTS Realty Trust Inc ‘A’ REIT	6,195	155,433
Radian Group Inc	76,158	1,144,655
RAIT Financial Trust REIT	35,747	303,492
Ramco-Gershenson Properties Trust REIT	29,256	476,873
RCS Capital Corp ‘A’	884	34,405
RE/MAX Holdings Inc ‘A’ *	5,108	147,264
Redwood Trust Inc REIT	36,151	733,142
Regional Management Corp *	2,376	58,592
Renasant Corp	13,488	391,826
Republic Bancorp Inc ‘A’	4,392	99,259
Resource America Inc ‘A’	5,561	47,658
Resource Capital Corp REIT	55,882	311,263
Retail Opportunity Investments Corp REIT	31,612	472,283
Rexford Industrial Realty Inc REIT	7,466	105,868
RLI Corp	18,771	830,429
RLJ Lodging Trust REIT	54,512	1,457,651
Rockville Financial Inc	11,471	155,891
Rouse Properties Inc REIT	11,417	196,829
Ryman Hospitality Properties Inc REIT	19,443	826,716
S&T Bancorp Inc	13,107	310,636
Sabra Health Care REIT Inc	16,413	457,759
Safeguard Scientifics Inc *	9,294	206,141
Safety Insurance Group Inc	5,662	304,899
Sandy Spring Bancorp Inc	10,990	274,530
Saul Centers Inc REIT	3,473	164,481
Seacoast Banking Corp of Florida *	7,449	81,939
Select Income REIT	9,559	289,351
Selective Insurance Group Inc	24,457	570,337
Sierra Bancorp	5,464	86,987
Silver Bay Realty Trust Corp REIT	6,681	103,689
Silvercrest Asset Management Group Inc ‘A’	2,438	44,591

	Shares	Value
Simmons First National Corp ‘A’	7,272	$271,027
Solar Capital Ltd	19,775	430,699
Solar Senior Capital Ltd	4,910	84,010
Southside Bancshares Inc	7,860	246,647
Southwest Bancorp Inc	8,765	154,790
Sovran Self Storage Inc REIT	13,847	1,017,062
Springleaf Holdings Inc *	10,640	267,596
STAG Industrial Inc REIT	19,354	466,431
State Auto Financial Corp	6,647	141,648
State Bank Financial Corp	14,011	247,855
Stellus Capital Investment Corp	5,198	74,747
Sterling Bancorp	36,809	466,002
Sterling Financial Corp	14,974	499,083
Stewart Information Services Corp	9,355	328,641
Stifel Financial Corp *	28,018	1,394,176
Stonegate Mortgage Corp *	3,593	53,392
Strategic Hotels & Resorts Inc REIT *	79,835	813,519
Suffolk Bancorp *	5,167	115,224
Summit Hotel Properties Inc REIT	35,074	325,487
Sun Bancorp Inc *	18,236	61,273
Sun Communities Inc REIT	17,779	801,655
Sunstone Hotel Investors Inc REIT	80,546	1,105,897
Susquehanna Bancshares Inc	82,233	936,634
SWS Group Inc *	12,598	94,233
SY Bancorp Inc	6,146	194,459
Symetra Financial Corp	35,852	710,587
Talmer Bancorp Inc ‘A’ *	7,878	115,334
Taylor Capital Group Inc *	7,686	183,849
TCP Capital Corp	15,762	260,861
Tejon Ranch Co *	6,122	207,107
Terreno Realty Corp REIT	11,044	208,842
Territorial Bancorp Inc	4,403	95,105
Texas Capital Bancshares Inc *	17,985	1,167,946
The First Marblehead Corp *	3,967	23,961
The First of Long Island Corp	3,515	142,744
The Geo Group Inc REIT	31,531	1,016,559
The Navigators Group Inc *	4,543	278,895
The Phoenix Cos Inc *	2,546	131,755
Third Point Reinsurance Ltd * (Bermuda)	11,250	178,312
THL Credit Inc	15,042	207,580
TICC Capital Corp	23,350	228,363
Tompkins Financial Corp	6,377	312,218
Tower Group International Ltd (Bermuda)	25,087	67,735
TowneBank	11,766	182,491
Tree.com Inc *	2,865	88,930
Triangle Capital Corp	12,112	313,580
Trico Bancshares	7,138	185,088
Tristate Capital Holdings Inc *	2,916	41,436
TrustCo Bank Corp NY	41,637	293,124
Trustmark Corp	29,640	751,374
UMB Financial Corp	15,751	1,019,090
UMH Properties Inc REIT	7,477	73,125
Umpqua Holdings Corp	49,375	920,350
Union First Market Bankshares Corp	18,675	474,718
United Bankshares Inc	22,435	686,960
United Community Banks Inc *	18,976	368,324
United Community Financial Corp *	21,917	85,915
United Financial Bancorp Inc	8,721	160,379
United Fire Group Inc	9,040	274,364
Universal Health Realty Income Trust REIT	5,279	222,985
Universal Insurance Holdings Inc	11,489	145,910
Univest Corp of Pennsylvania	7,475	153,387
Urstadt Biddle Properties Inc ‘A’ REIT	11,087	229,057
VantageSouth Bancshares Inc *	5,426	38,145
ViewPoint Financial Group Inc	17,574	507,010
Virtus Investment Partners Inc *	2,971	514,488
Walker & Dunlop Inc *	7,210	117,883
Walter Investment Management Corp *	16,241	484,469
Washington Banking Co	6,800	120,904
Washington REIT	29,295	699,565

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Washington Trust Bancorp Inc	6,377	$238,946
Waterstone Financial Inc *	3,553	36,916
Webster Financial Corp	39,774	1,235,380
WesBanco Inc	11,432	363,881
West Bancorp Inc	6,489	98,568
Westamerica Bancorp	11,910	644,093
Western Alliance Bancorp *	32,638	802,895
Western Asset Mortgage Capital Corp REIT	11,584	181,174
Westfield Financial Inc	8,026	59,794
Westwood Holdings Group Inc	3,089	193,649
WhiteHorse Finance Inc	3,089	43,462
Whitestone REIT	9,435	136,241
Wilshire Bancorp Inc	29,864	331,490
Winthrop Realty Trust REIT	14,081	163,199
Wintrust Financial Corp	18,960	922,594
WisdomTree Investments Inc *	44,203	579,943
World Acceptance Corp *	3,795	284,929
WSFS Financial Corp	3,432	245,148
Yadkin Financial Corp *	6,389	136,788
ZAIS Financial Corp REIT	2,448	40,784

		171,962,425

Health Care - 13.4%

Abaxis Inc *	9,726	378,147
ABIOMED Inc *	17,048	443,930
Acadia Healthcare Co Inc *	15,593	703,556
ACADIA Pharmaceuticals Inc *	33,991	827,001
Accelerate Diagnostics Inc *	4,917	107,240
Acceleron Pharma Inc *	3,151	108,710
Accuray Inc *	32,555	312,528
AcelRx Pharmaceuticals Inc *	10,227	122,826
Achillion Pharmaceuticals Inc *	42,732	140,588
Acorda Therapeutics Inc *	17,862	677,148
Addus HomeCare Corp *	2,408	55,504
Aegerion Pharmaceuticals Inc *	12,689	585,217
Aerie Pharmaceuticals Inc *	3,407	72,194
Affymetrix Inc *	31,566	225,066
Agios Pharmaceuticals Inc *	3,008	117,763
Air Methods Corp *	17,128	915,149
Akorn Inc *	25,665	564,630
Albany Molecular Research Inc *	10,327	191,979
Align Technology Inc *	32,225	1,668,933
Alimera Sciences Inc *	8,801	69,440
Alliance HealthCare Services Inc *	2,204	73,900
Almost Family Inc *	3,706	85,609
Alnylam Pharmaceuticals Inc *	25,603	1,718,985
Alphatec Holdings Inc *	26,675	40,013
AMAG Pharmaceuticals Inc *	9,565	185,083
Amedisys Inc *	13,961	207,879
Amicus Therapeutics Inc *	13,529	28,005
AMN Healthcare Services Inc *	20,202	277,575
Ampio Pharmaceuticals Inc *	16,839	106,928
Amsurg Corp *	14,088	663,263
Anacor Pharmaceuticals Inc *	11,235	224,812
Analogic Corp	5,388	442,409
AngioDynamics Inc *	10,927	172,100
Anika Therapeutics Inc *	5,255	215,980
Antares Pharma Inc *	50,007	175,024
Aratana Therapeutics Inc *	3,493	64,830
Arena Pharmaceuticals Inc *	95,917	604,277
Argos Therapeutics Inc *	1,708	17,080
Arqule Inc *	26,232	53,776
Array BioPharma Inc *	54,278	255,107
ArthroCare Corp *	12,419	598,472
athenahealth Inc *	16,184	2,593,324
AtriCure Inc *	10,673	200,759
Atrion Corp	684	209,400
Auspex Pharmaceuticals Inc *	3,545	109,044
Auxilium Pharmaceuticals Inc *	21,723	590,431
AVANIR Pharmaceuticals Inc ‘A’ *	63,572	233,309

	Shares	Value
AVEO Pharmaceuticals Inc *	23,771	$35,538
BIND Therapeutics Inc *	2,416	28,895
Bio-Reference Labs Inc *	10,740	297,283
BioDelivery Sciences International Inc *	16,272	137,336
Biolase Inc *	14,970	36,079
BioScrip Inc *	25,870	180,573
BioTime Inc *	16,820	55,338
Bluebird Bio Inc *	3,034	68,993
Cambrex Corp *	13,152	248,178
Cantel Medical Corp	14,437	486,816
Capital Senior Living Corp *	12,587	327,136
Cara Therapeutics Inc *	2,301	42,822
Cardiovascular Systems Inc *	11,482	365,013
Cell Therapeutics Inc *	57,643	195,986
Celladon Corp *	2,000	23,840
Celldex Therapeutics Inc *	39,273	693,954
Cellular Dynamics International Inc *	1,644	24,545
Cempra Inc *	8,598	99,307
Centene Corp *	23,981	1,492,817
Cepheid Inc *	29,562	1,524,808
Cerus Corp *	30,946	148,541
Chelsea Therapeutics International Ltd *	34,800	192,096
Chemed Corp	7,767	694,758
ChemoCentryx Inc *	10,949	72,592
Chimerix Inc *	3,773	86,175
Chindex International Inc *	5,538	105,665
Clovis Oncology Inc *	7,901	547,302
Computer Programs & Systems Inc	4,866	314,344
Conatus Pharmaceuticals Inc *	2,667	21,696
Concert Pharmaceuticals Inc *	2,787	37,485
CONMED Corp	12,215	530,742
Corcept Therapeutics Inc *	23,591	102,857
Coronado Biosciences Inc *	14,652	29,011
Corvel Corp *	5,005	249,049
Cross Country Healthcare Inc *	11,876	95,839
CryoLife Inc	12,070	120,217
Curis Inc *	38,279	107,947
Cutera Inc *	6,479	72,500
Cyberonics Inc *	12,177	794,549
Cynosure Inc ‘A’ *	8,385	245,680
Cytokinetics Inc *	14,288	135,736
Cytori Therapeutics Inc *	28,082	75,821
Dendreon Corp *	69,961	209,183
Depomed Inc *	24,842	360,209
Derma Sciences Inc *	8,807	111,673
DexCom Inc *	31,140	1,287,950
Dicerna Pharmaceuticals Inc *	1,512	42,714
Durata Therapeutics Inc *	5,831	78,485
Dyax Corp *	59,136	531,041
Dynavax Technologies Corp *	116,618	209,912
Eagle Pharmaceuticals Inc *	1,374	17,519
Egalet Corp *	1,370	19,166
Eleven Biotherapeutics Inc *	1,000	16,230
Emergent Biosolutions Inc *	12,053	304,579
Emeritus Corp *	17,741	557,777
Enanta Pharmaceuticals Inc *	1,581	63,224
Endocyte Inc *	13,393	318,887
Endologix Inc *	27,620	355,469
Enzon Pharmaceuticals Inc	15,732	16,204
Epizyme Inc *	2,980	67,855
Esperion Therapeutics Inc *	2,098	31,722
Exact Sciences Corp *	30,990	439,128
Exactech Inc *	4,157	93,782
ExamWorks Group Inc *	14,123	494,446
Exelixis Inc *	85,404	302,330
Fibrocell Science Inc *	9,715	50,809
Five Prime Therapeutics Inc *	2,925	57,506
Five Star Quality Care Inc *	19,016	92,418
Flexion Therapeutics Inc *	1,887	31,041
Fluidigm Corp *	11,188	493,055

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Foundation Medicine Inc *	3,017	$97,660
Furiex Pharmaceuticals Inc *	2,913	253,431
Galena Biopharma Inc *	51,647	129,118
GenMark Diagnostics Inc *	15,902	158,066
Genocea Biosciences Inc *	1,618	29,431
Genomic Health Inc *	7,422	195,495
Gentiva Health Services Inc *	13,866	126,458
Geron Corp *	68,714	142,925
Globus Medical Inc ‘A’ *	24,064	639,862
GlycoMimetics Inc *	3,439	56,159
Greatbatch Inc *	10,521	483,124
GTx Inc *	11,810	18,069
Haemonetics Corp *	22,507	733,503
Halozyme Therapeutics Inc *	42,469	539,356
Hanger Inc *	15,266	514,159
Harvard Apparatus Regenerative Technology Inc *	2,842	25,777
Harvard Bioscience Inc *	11,269	53,415
HealthSouth Corp	38,432	1,380,862
HealthStream Inc *	8,819	235,467
Healthways Inc *	14,981	256,774
HeartWare International Inc *	7,194	674,653
Hi-Tech Pharmacal Co Inc *	4,922	213,270
HMS Holdings Corp *	38,617	735,654
Horizon Pharma Inc *	24,434	369,442
Hyperion Therapeutics Inc *	3,733	96,311
ICU Medical Inc *	5,689	340,657
Idenix Pharmaceuticals Inc *	49,276	297,134
ImmunoGen Inc *	37,224	555,754
Immunomedics Inc *	32,556	137,061
Impax Laboratories Inc *	30,181	797,382
Infinity Pharmaceuticals Inc *	21,013	249,845
Inogen Inc *	2,103	34,721
Insmed Inc *	15,164	288,723
Insulet Corp *	23,528	1,115,698
Insys Therapeutics Inc *	3,347	138,646
Integra LifeSciences Holdings Corp *	10,083	463,717
Intercept Pharmaceuticals Inc *	3,158	1,041,477
InterMune Inc *	43,262	1,447,979
Intrexon Corp *	5,079	133,527
Invacare Corp	14,035	267,647
IPC The Hospitalist Co Inc *	7,374	361,916
Ironwood Pharmaceuticals Inc ‘A’ *	46,839	577,056
Isis Pharmaceuticals Inc *	49,476	2,137,858
KaloBios Pharmaceuticals Inc *	5,294	14,347
Karyopharm Therapeutics Inc *	3,444	106,385
Keryx Biopharmaceuticals Inc *	39,289	669,485
Kindred Biosciences Inc *	2,016	37,356
Kindred Healthcare Inc	23,770	556,693
KYTHERA Biopharmaceuticals Inc *	5,227	207,826
Landauer Inc	4,224	191,474
Lannett Co Inc *	8,202	292,975
LDR Holding Corp *	2,547	87,439
Lexicon Pharmaceuticals Inc *	101,102	174,906
LHC Group Inc *	5,310	117,139
Ligand Pharmaceuticals Inc *	7,845	527,655
Luminex Corp *	16,420	297,366
MacroGenics Inc *	2,741	76,282
Magellan Health Services Inc *	11,920	707,452
MannKind Corp *	65,446	263,093
Masimo Corp *	21,458	586,018
MedAssets Inc *	26,814	662,574
Medical Action Industries Inc *	6,376	44,441
Medidata Solutions Inc *	23,427	1,273,023
MEI Pharma Inc *	5,314	59,145
Merge Healthcare Inc *	29,242	71,350
Meridian Bioscience Inc	18,267	398,038
Merit Medical Systems Inc *	18,667	266,938
Merrimack Pharmaceuticals Inc *	42,887	216,150
MiMedx Group Inc *	39,787	243,894

	Shares	Value
Molina Healthcare Inc *	12,477	$468,636
Momenta Pharmaceuticals Inc *	20,722	241,411
MWI Veterinary Supply Inc *	5,643	878,164
Nanosphere Inc *	23,968	51,531
National Healthcare Corp	4,728	263,681
National Research Corp ‘A’ *	3,853	63,921
National Research Corp ‘B’ *	512	22,467
Natus Medical Inc *	13,357	344,611
Navidea Biopharmaceuticals Inc *	52,027	96,250
Nektar Therapeutics *	55,055	667,267
Neogen Corp *	15,815	710,884
NeoGenomics Inc *	14,339	49,756
Neurocrine Biosciences Inc *	33,132	533,425
NewLink Genetics Corp *	8,054	228,734
Novavax Inc *	81,858	370,817
NPS Pharmaceuticals Inc *	44,200	1,322,906
NuVasive Inc *	19,475	748,035
NxStage Medical Inc *	26,265	334,616
Omeros Corp *	14,809	178,745
Omnicell Inc *	15,971	457,090
OncoGenex Pharmaceutical Inc *	6,541	76,922
OncoMed Pharmaceuticals Inc *	2,115	71,170
Onconova Therapeutics Inc *	2,602	16,497
Ophthotech Corp *	4,105	146,713
OPKO Health Inc *	83,192	775,349
OraSure Technologies Inc *	24,657	196,516
Orexigen Therapeutics Inc *	49,006	318,539
Orthofix International NV * (Netherlands)	7,978	240,537
Osiris Therapeutics Inc *	7,217	94,759
OvaScience Inc *	4,944	44,199
Owens & Minor Inc	27,900	977,337
Oxford Immunotec Global PLC * (United Kingdom)	2,769	55,574
Pacific Biosciences of California Inc *	22,561	120,701
Pacira Pharmaceuticals Inc *	12,141	849,749
PAREXEL International Corp *	25,043	1,354,576
PDL BioPharma Inc	70,543	586,212
Peregrine Pharmaceuticals Inc *	77,073	146,439
Pernix Therapeutics Holdings *	7,506	40,157
PharMerica Corp *	13,060	365,419
PhotoMedex Inc *	5,757	91,133
Portola Pharmaceuticals Inc *	4,776	123,698
Pozen Inc *	11,974	95,792
Prestige Brands Holdings Inc *	22,524	613,779
Progenics Pharmaceuticals Inc *	30,523	124,839
Prothena Corp PLC * (Ireland)	6,234	238,825
PTC Therapeutics Inc *	4,947	129,315
Puma Biotechnology Inc *	10,243	1,066,706
Quality Systems Inc	17,525	295,822
Questcor Pharmaceuticals Inc	22,861	1,484,365
Quidel Corp *	12,353	337,237
Raptor Pharmaceutical Corp *	26,161	261,610
Receptos Inc *	3,169	132,908
Regulus Therapeutics Inc *	4,691	42,313
Relypsa Inc *	2,634	78,520
Repligen Corp *	13,956	179,474
Repros Therapeutics Inc *	10,182	180,629
Retrophin Inc *	8,365	177,924
Revance Therapeutics Inc *	3,039	95,729
Rigel Pharmaceuticals Inc *	38,419	149,066
Rockwell Medical Inc *	17,411	220,423
RTI Surgical Inc *	24,485	99,899
Sagent Pharmaceuticals Inc *	8,348	195,093
Sangamo Biosciences Inc *	29,335	530,377
Sarepta Therapeutics Inc *	16,537	397,384
Sciclone Pharmaceuticals Inc *	24,011	109,250
Select Medical Holdings Corp	21,398	266,405
Sequenom Inc *	50,599	123,968
SIGA Technologies Inc *	16,301	50,533
Skilled Healthcare Group Inc ‘A’ *	8,752	46,123

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Spectranetics Corp *	17,760	$538,306
Spectrum Pharmaceuticals Inc *	27,736	217,450
Staar Surgical Co *	16,138	303,394
Stemline Therapeutics Inc *	4,162	84,738
STERIS Corp	25,994	1,241,213
Sucampo Pharmaceuticals Inc ‘A’ *	6,027	43,093
Sunesis Pharmaceuticals Inc *	16,440	108,668
Supernus Pharmaceuticals Inc *	8,720	77,957
Surgical Care Affiliates Inc *	4,986	153,319
SurModics Inc *	6,095	137,747
Symmetry Medical Inc *	16,549	166,483
Synageva BioPharma Corp *	9,081	753,451
Synergy Pharmaceuticals Inc *	35,763	189,902
Synta Pharmaceuticals Corp *	22,430	96,673
Tandem Diabetes Care Inc *	4,003	88,426
Targacept Inc *	12,070	57,333
Team Health Holdings Inc *	30,255	1,353,911
TearLab Corp *	12,886	87,109
TESARO Inc *	6,482	191,089
TetraLogic Pharmaceuticals Corp *	1,324	8,447
Tetraphase Pharmaceuticals Inc *	6,295	68,553
TG Therapeutics Inc *	7,746	53,447
The Ensign Group Inc	8,551	373,166
The Medicines Co *	27,879	792,321
The Providence Service Corp *	4,663	131,870
TherapeuticsMD Inc *	38,262	241,433
Thoratec Corp *	25,264	904,704
Threshold Pharmaceuticals Inc *	21,038	100,141
Tornier NV * (Netherlands)	11,390	241,696
Trevena Inc *	3,026	23,784
Triple-S Management Corp ‘B’ *	10,487	169,260
Ultragenyx Pharmaceutical Inc *	2,917	142,612
Unilife Corp *	45,318	184,444
Universal American Corp	17,179	121,456
US Physical Therapy Inc	5,359	185,261
USMD Holdings Inc *	456	5,814
Utah Medical Products Inc	1,471	85,068
Vanda Pharmaceuticals Inc *	14,535	236,194
Vascular Solutions Inc *	7,319	191,685
Veracyte Inc *	2,223	38,080
Verastem Inc *	7,689	82,964
Vical Inc *	34,496	44,500
Vivus Inc *	44,133	262,150
Vocera Communications Inc *	9,348	152,653
Volcano Corp *	24,005	473,139
WellCare Health Plans Inc *	19,144	1,216,027
West Pharmaceutical Services Inc	30,496	1,343,349
Wright Medical Group Inc *	17,791	552,766
XenoPort Inc *	24,262	125,435
Xencor Inc *	3,907	45,829
XOMA Corp *	34,274	178,568
Zeltiq Aesthetics Inc *	7,805	153,056
ZIOPHARM Oncology Inc *	35,561	162,869
Zogenix Inc *	43,693	124,307

		100,486,540

Industrials - 14.4%

AAON Inc	12,344	344,027
AAR Corp	17,483	453,684
ABM Industries Inc	24,048	691,139
Acacia Research Corp	21,618	330,323
ACCO Brands Corp *	49,876	307,236
Accuride Corp *	17,791	78,814
Aceto Corp	12,000	241,080
Acorn Energy Inc *	10,195	34,561
Actuant Corp ‘A’	32,254	1,101,474
Acuity Brands Inc	18,877	2,502,524
Aegion Corp *	17,212	435,636
Aerovironment Inc *	8,141	327,675
Air Transport Services Group Inc *	23,027	180,762

	Shares	Value
Aircastle Ltd (Bermuda)	30,162	$584,540
Alamo Group Inc	3,144	170,814
Albany International Corp ‘A’	12,277	436,325
Allegiant Travel Co	6,614	740,305
Altra Industrial Motion Corp	11,884	424,259
Ameresco Inc ‘A’ *	8,679	65,613
American Railcar Industries Inc	4,151	290,695
American Science & Engineering Inc	3,614	242,752
American Superconductor Corp *	23,880	38,447
American Woodmark Corp *	4,567	153,725
Ampco-Pittsburgh Corp	3,729	70,366
API Technologies Corp *	14,264	41,794
Apogee Enterprises Inc	12,652	420,426
Applied Industrial Technologies Inc	18,570	895,817
ARC Document Solutions Inc *	16,575	123,318
Argan Inc	6,199	184,296
Arkansas Best Corp	11,304	417,683
Astec Industries Inc	8,975	394,092
Astronics Corp *	5,374	340,765
Astronics Corp ‘B’ *	1,260	77,610
Atlas Air Worldwide Holdings Inc *	11,348	400,244
AZZ Inc	11,214	501,042
Barnes Group Inc	23,684	911,123
Barrett Business Services Inc	3,124	186,097
Beacon Roofing Supply Inc *	21,440	828,870
Blount International Inc *	21,584	256,850
BlueLinx Holdings Inc *	14,757	19,184
Brady Corp ‘A’	20,348	552,448
Briggs & Stratton Corp	21,202	471,744
Builders FirstSource Inc *	19,733	179,768
CAI International Inc *	7,608	187,689
Capstone Turbine Corp *	133,754	284,896
Casella Waste Systems Inc ‘A’ *	17,214	87,964
CBIZ Inc *	15,741	144,188
CDI Corp	6,179	105,970
Ceco Environmental Corp	7,772	128,937
Celadon Group Inc	8,903	214,028
Cenveo Inc *	23,964	72,851
Chart Industries Inc *	13,357	1,062,549
CIRCOR International Inc	7,729	566,768
CLARCOR Inc	21,902	1,256,080
Columbus McKinnon Corp *	8,543	228,867
Comfort Systems USA Inc	16,319	248,702
Commercial Vehicle Group Inc *	10,707	97,648
Compx International Inc	349	3,570
Continental Building Products Inc *	5,959	112,268
Courier Corp	4,902	75,491
CRA International Inc *	4,536	99,656
Cubic Corp	8,735	446,096
Curtiss-Wright Corp	20,635	1,311,148
Deluxe Corp	22,403	1,175,485
DigitalGlobe Inc *	32,811	951,847
Douglas Dynamics Inc	9,885	172,197
Ducommun Inc *	4,648	116,479
DXP Enterprises Inc *	4,167	395,573
Dycom Industries Inc *	14,545	459,767
Dynamic Materials Corp	5,996	114,164
Echo Global Logistics Inc *	7,847	143,757
EMCOR Group Inc	29,573	1,383,721
Encore Wire Corp	9,092	441,053
Energy Recovery Inc *	19,423	103,330
EnerNOC Inc *	11,496	256,131
EnerSys Inc	21,209	1,469,572
Engility Holdings Inc *	7,538	339,587
Ennis Inc	11,611	192,394
Enphase Energy Inc *	7,101	52,263
EnPro Industries Inc *	9,195	668,201
Erickson Air-Crane Inc *	1,628	31,437
ESCO Technologies Inc	11,629	409,224
Esterline Technologies Corp *	13,786	1,468,760

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Exponent Inc	5,797	$435,123
Federal Signal Corp *	27,499	409,735
Forward Air Corp	13,277	612,202
Franklin Covey Co *	3,974	78,566
Franklin Electric Co Inc	20,889	888,200
FreightCar America Inc	5,320	123,637
FTI Consulting Inc *	17,737	591,352
FuelCell Energy Inc *	86,792	215,244
Furmanite Corp *	16,612	163,130
G&K Services Inc ‘A’	8,606	526,429
GenCorp Inc *	26,655	486,987
Generac Holdings Inc	22,705	1,338,914
General Cable Corp	21,894	560,705
Gibraltar Industries Inc *	13,448	253,764
Global Brass & Copper Holdings Inc	3,528	55,637
Global Power Equipment Group Inc	7,515	149,473
GP Strategies Corp *	6,513	177,349
GrafTech International Ltd *	51,457	561,910
Graham Corp	4,432	141,159
Granite Construction Inc	17,088	682,324
Great Lakes Dredge & Dock Co *	26,053	237,864
Griffon Corp	18,101	216,126
H&E Equipment Services Inc *	13,068	528,601
Hardinge Inc	5,401	77,774
Hawaiian Holdings Inc *	22,814	318,483
Healthcare Services Group Inc	30,139	875,839
Heartland Express Inc	20,249	459,450
HEICO Corp	29,226	1,758,236
Heidrick & Struggles International Inc	7,964	159,837
Heritage-Crystal Clean Inc *	3,820	69,257
Herman Miller Inc	25,837	830,143
HNI Corp	20,041	732,699
Houston Wire & Cable Co	8,012	105,198
Hub Group Inc ‘A’ *	16,266	650,477
Hurco Cos Inc	2,840	75,771
Huron Consulting Group Inc *	10,247	649,455
Hyster-Yale Materials Handling Inc	4,634	451,815
ICF International Inc *	8,662	344,834
InnerWorkings Inc *	19,692	150,841
Innovative Solutions & Support Inc *	5,549	41,784
Insperity Inc	9,863	305,556
Insteel Industries Inc	7,996	157,281
Interface Inc	26,137	537,115
International Shipholding Corp	2,445	71,981
Intersections Inc	4,439	26,190
JetBlue Airways Corp *	102,518	890,881
John Bean Technologies Corp	12,736	393,542
Kadant Inc	4,970	181,256
Kaman Corp	11,890	483,685
Kelly Services Inc ‘A’	11,791	279,800
Kforce Inc	11,882	253,324
Kimball International Inc ‘B’	14,218	257,488
Knight Transportation Inc	25,877	598,535
Knoll Inc	21,228	386,137
Korn/Ferry International *	21,433	638,060
Kratos Defense & Security Solutions Inc *	19,492	146,970
Layne Christensen Co *	8,778	159,672
LB Foster Co ‘A’	4,509	211,247
Lindsay Corp	5,660	499,099
LMI Aerospace Inc *	4,583	64,620
LSI Industries Inc	9,561	78,305
Lydall Inc *	7,465	170,725
Manitex International Inc *	6,046	98,550
Marten Transport Ltd	10,402	223,851
MasTec Inc *	26,178	1,137,172
Matson Inc	18,786	463,826
McGrath RentCorp	11,090	387,706
Meritor Inc *	42,920	525,770
Miller Industries Inc	4,925	96,185
Mistras Group Inc *	7,047	160,460

	Shares	Value
Mobile Mini Inc	16,895	$732,567
Moog Inc ‘A’ *	19,966	1,307,973
MSA Safety Inc	12,482	711,474
Mueller Industries Inc	24,936	747,831
Mueller Water Products Inc ‘A’	70,061	665,579
Multi-Color Corp	5,427	189,945
MYR Group Inc *	9,183	232,514
National Presto Industries Inc	2,134	166,537
Navigant Consulting Inc *	22,189	414,047
NCI Building Systems Inc *	9,189	160,440
NL Industries Inc	3,069	33,268
NN Inc	7,545	148,636
Norcraft Cos Inc *	3,234	54,752
Nortek Inc *	3,944	324,236
Northwest Pipe Co *	4,179	151,113
Odyssey Marine Exploration Inc *	37,318	85,458
Omega Flex Inc	1,222	26,200
On Assignment Inc *	20,136	777,048
Orbital Sciences Corp *	26,427	737,313
Orion Marine Group Inc *	11,983	150,626
Pacer International Inc *	15,626	140,009
Park-Ohio Holdings Corp *	3,840	215,616
Patrick Industries Inc *	2,923	129,577
Patriot Transportation Holding Inc *	2,853	102,851
Pendrell Corp *	70,823	129,606
Performant Financial Corp *	9,871	89,333
PGT Inc *	14,725	169,485
Pike Corp *	11,332	121,932
Ply Gem Holdings Inc *	7,045	88,978
PMFG Inc *	9,305	55,551
Polypore International Inc *	20,543	702,776
Powell Industries Inc	4,032	261,274
Power Solutions International Inc *	956	71,863
PowerSecure International Inc *	9,457	221,672
Preformed Line Products Co	1,143	78,353
Primoris Services Corp	15,538	465,829
Proto Labs Inc *	7,515	508,540
Quad/Graphics Inc	10,936	256,449
Quality Distribution Inc *	9,238	120,002
Quanex Building Products Corp	16,282	336,712
Raven Industries Inc	16,009	524,295
RBC Bearings Inc *	10,124	644,899
Republic Airways Holdings Inc *	21,795	199,206
Resources Connection Inc	17,905	252,281
Revolution Lighting Technologies Inc *	13,106	41,284
Rexnord Corp *	13,333	386,390
Roadrunner Transportation Systems Inc *	8,245	208,104
RPX Corp *	14,366	233,878
Rush Enterprises Inc ‘A’ *	15,246	495,190
Saia Inc *	10,677	407,968
Schawk Inc	6,010	120,140
Scorpio Bulkers Inc *	58,159	587,987
Simpson Manufacturing Co Inc	17,860	630,994
SkyWest Inc	22,783	290,711
SP Plus Corp *	6,831	179,450
Sparton Corp *	4,527	132,551
Spirit Airlines Inc *	26,574	1,578,496
Standex International Corp	5,578	298,869
Steelcase Inc ‘A’	37,168	617,360
Sterling Construction Co Inc *	7,365	63,855
Stock Building Supply Holdings Inc *	3,556	72,258
Sun Hydraulics Corp	9,447	409,150
Swift Transportation Co *	36,923	913,844
Swisher Hygiene Inc *	49,523	22,290
TAL International Group Inc *	14,912	639,277
Taser International Inc *	22,557	412,568
Team Inc *	9,056	388,140
Tecumseh Products Co ‘A’ *	8,129	56,090
Teledyne Technologies Inc *	16,471	1,603,122
Tennant Co	8,111	532,244

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Tetra Tech Inc *	28,614	$846,688
Textainer Group Holdings Ltd (Bermuda)	9,376	358,820
The Advisory Board Co *	15,635	1,004,549
The Brink’s Co	21,114	602,805
The Corporate Executive Board Co	14,804	1,098,901
The ExOne Co *	2,902	103,979
The Gorman-Rupp Co	8,281	263,253
The Greenbrier Cos Inc *	10,763	490,793
The KEYW Holding Corp *	13,977	261,510
The Middleby Corp *	8,282	2,188,187
Thermon Group Holdings Inc *	11,884	275,471
Titan International Inc	23,577	447,727
Titan Machinery Inc *	7,541	118,167
TRC Cos Inc *	6,976	46,390
Trex Co Inc *	7,566	553,529
TriMas Corp *	19,779	656,663
TrueBlue Inc *	17,910	524,047
Tutor Perini Corp *	16,292	467,092
Twin Disc Inc	3,721	98,011
Ultrapetrol Bahamas Ltd * (Bahamas)	9,627	29,844
UniFirst Corp	6,450	709,113
United Stationers Inc	17,857	733,387
Universal Forest Products Inc	8,740	483,672
Universal Truckload Services Inc	2,406	69,533
US Ecology Inc	9,455	350,970
USG Corp *	33,774	1,105,085
UTi Worldwide Inc (United Kingdom)	39,896	422,499
Viad Corp	9,006	216,504
Vicor Corp *	7,946	81,049
VSE Corp	1,830	96,441
Wabash National Corp *	30,137	414,685
WageWorks Inc *	10,990	616,649
Watsco Inc	11,325	1,131,481
Watts Water Technologies Inc ‘A’	12,574	737,968
Werner Enterprises Inc	20,123	513,338
Wesco Aircraft Holdings Inc *	18,120	398,821
West Corp	9,447	226,067
Woodward Inc	30,297	1,258,234
Xerium Technologies Inc *	4,858	77,971
XPO Logistics Inc *	21,147	621,933
YRC Worldwide Inc *	13,735	309,037

		107,639,287

Information Technology - 17.5%

Accelrys Inc *	25,272	314,889
ACI Worldwide Inc *	17,553	1,038,962
Actuate Corp *	20,786	125,132
Acxiom Corp *	32,564	1,120,039
ADTRAN Inc	26,099	637,077
Advanced Energy Industries Inc *	17,270	423,115
Advent Software Inc	14,374	422,021
Aeroflex Holding Corp *	8,586	71,350
Agilysys Inc *	6,335	84,889
Alliance Fiber Optic Products Inc	5,017	72,596
Alpha & Omega Semiconductor Ltd * (Bermuda)	7,688	56,584
Ambarella Inc * (Cayman)	8,089	216,057
American Software Inc ‘A’	10,497	106,754
Amkor Technology Inc *	31,099	213,339
ANADIGICS Inc *	36,529	62,099
Angie’s List Inc *	18,737	228,217
Anixter International Inc	11,940	1,212,149
Applied Micro Circuits Corp *	32,123	318,018
Applied Optoelectronics Inc *	2,000	49,340
ARRIS Group Inc *	51,323	1,446,282
Aruba Networks Inc *	47,022	881,662
Aspen Technology Inc *	41,283	1,748,748
ATMI Inc *	14,051	477,875
Audience Inc *	4,437	55,463
AVG Technologies NV * (Netherlands)	10,610	222,386

	Shares	Value
Aviat Networks Inc *	27,417	$43,593
Axcelis Technologies Inc *	48,372	104,000
Badger Meter Inc	6,316	348,012
Bankrate Inc *	20,338	344,526
Barracuda Networks Inc *	1,836	62,314
Bazaarvoice Inc *	22,113	161,425
Bel Fuse Inc ‘B’	4,274	93,601
Belden Inc	19,390	1,349,544
Benchmark Electronics Inc *	23,906	541,471
Benefitfocus Inc *	2,236	105,025
Black Box Corp	7,158	174,226
Blackbaud Inc	20,097	629,036
Blackhawk Network Holdings Inc *	5,035	122,804
Blucora Inc *	18,022	354,853
Bottomline Technologies de Inc *	16,646	585,107
Brightcove Inc *	12,399	121,882
BroadSoft Inc *	12,314	329,153
Brooks Automation Inc	29,185	318,992
Cabot Microelectronics Corp *	10,748	472,912
CACI International Inc ‘A’ *	10,157	749,587
CalAmp Corp *	15,422	429,811
Calix Inc *	17,749	149,624
Callidus Software Inc *	17,906	224,183
Carbonite Inc *	5,347	54,486
Cardtronics Inc *	19,748	767,210
Care.com Inc *	2,810	46,506
Cass Information Systems Inc	4,514	232,742
Cavium Inc *	22,604	988,473
Ceva Inc *	9,813	172,316
ChannelAdvisor Corp *	2,771	104,578
Checkpoint Systems Inc *	17,981	241,305
Chegg Inc *	6,571	45,997
CIBER Inc *	33,033	151,291
Ciena Corp *	44,715	1,016,819
Cirrus Logic Inc *	27,908	554,532
Cognex Corp *	38,284	1,296,296
Coherent Inc *	10,715	700,225
Cohu Inc	10,751	115,466
CommVault Systems Inc *	20,477	1,329,981
Computer Task Group Inc	6,759	114,835
comScore Inc *	15,697	514,705
Comtech Telecommunications Corp	6,729	214,386
Comverse Inc *	9,750	337,155
Constant Contact Inc *	13,496	330,112
Control4 Corp *	1,974	41,869
Convergys Corp	46,278	1,013,951
Conversant Inc *	29,389	827,300
Cornerstone OnDemand Inc *	17,765	850,411
CoStar Group Inc *	12,573	2,347,882
Covisint Corp *	3,341	24,490
Cray Inc *	17,450	651,234
CSG Systems International Inc	14,907	388,178
CTS Corp	14,721	307,374
Cvent Inc *	2,800	101,220
Cyan Inc *	3,231	13,796
Cypress Semiconductor Corp *	64,743	664,911
Daktronics Inc	16,038	230,787
Datalink Corp *	8,351	116,329
Dealertrack Technologies Inc *	19,155	942,234
Demand Media Inc *	16,018	77,687
Demandware Inc *	8,119	520,103
Dice Holdings Inc *	16,671	124,366
Digi International Inc *	11,495	116,674
Digimarc Corp	2,811	88,265
Digital River Inc *	14,826	258,417
Diodes Inc *	15,787	412,356
DSP Group Inc *	8,756	75,652
DTS Inc *	7,603	150,235
E2open Inc *	7,170	168,997
EarthLink Holdings Corp	45,800	165,338

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Ebix Inc	13,616	$232,425
eGain Corp *	5,736	40,496
Electro Rent Corp	8,365	147,140
Electro Scientific Industries Inc	10,524	103,661
Electronics For Imaging Inc *	20,443	885,386
Ellie Mae Inc *	12,255	353,434
Emulex Corp *	35,282	260,734
Endurance International Group Holdings Inc *	9,603	124,935
Entegris Inc *	61,330	742,706
Entropic Communications Inc *	39,727	162,483
Envestnet Inc *	10,448	419,801
EPAM Systems Inc *	9,598	315,774
Epiq Systems Inc	13,972	190,438
ePlus Inc *	1,675	93,398
Euronet Worldwide Inc *	21,943	912,609
EVERTEC Inc	12,974	320,458
Exar Corp *	16,970	202,792
ExlService Holdings Inc *	14,350	443,559
Extreme Networks Inc *	40,751	236,356
Fabrinet * (Cayman)	12,415	257,860
Fair Isaac Corp	15,796	873,835
FARO Technologies Inc *	7,520	398,560
FEI Co	18,393	1,894,847
Finisar Corp *	41,142	1,090,674
FleetMatics Group PLC * (Ireland)	7,612	254,621
FormFactor Inc *	23,886	152,632
Forrester Research Inc	5,570	199,685
Fusion-io Inc *	35,925	377,931
Gerber Scientific Inc Escrow Shares * +	9,525	-
Gigamon Inc *	3,384	102,840
Global Cash Access Holdings Inc *	29,427	201,869
Global Eagle Entertainment Inc *	12,480	196,934
Glu Mobile Inc *	28,405	134,640
Gogo Inc *	4,920	101,057
GSI Group Inc * (Canada)	13,464	175,840
GSI Technology Inc *	8,802	60,822
GT Advanced Technologies Inc *	59,110	1,007,825
Guidance Software Inc *	7,338	81,158
Guidewire Software Inc *	21,487	1,053,937
Harmonic Inc *	44,513	317,823
Heartland Payment Systems Inc	15,997	663,076
Higher One Holdings Inc *	13,750	99,413
Hittite Microwave Corp	13,879	874,932
Hutchinson Technology Inc *	10,040	28,413
iGATE Corp *	15,332	483,571
II-VI Inc *	22,439	346,234
Imation Corp *	14,994	86,515
Immersion Corp *	12,334	130,124
Imperva Inc *	8,887	495,006
Infinera Corp *	53,888	489,303
Infoblox Inc *	23,323	467,859
Inphi Corp *	12,010	193,241
Insight Enterprises Inc *	19,134	480,455
Integrated Device Technology Inc *	58,031	709,719
Integrated Silicon Solution Inc *	13,186	205,042
Interactive Intelligence Group Inc *	6,819	494,378
InterDigital Inc	18,121	599,986
Intermolecular Inc *	7,670	21,476
Internap Network Services Corp *	23,790	168,433
International Rectifier Corp *	30,566	837,508
Intersil Corp ‘A’	55,996	723,468
Intralinks Holdings Inc *	17,047	174,391
InvenSense Inc *	24,994	591,608
Itron Inc *	17,390	618,041
Ixia *	24,804	310,050
IXYS Corp	10,735	121,842
j2 Global Inc	20,229	1,012,461
Jive Software Inc *	18,271	146,351
Kemet Corp *	19,643	114,126

	Shares	Value
Kopin Corp *	29,162	$110,232
KVH Industries Inc *	6,876	90,488
Lattice Semiconductor Corp *	50,910	399,134
Limelight Networks Inc *	23,114	50,389
Lionbridge Technologies Inc *	25,812	173,199
Liquidity Services Inc *	10,904	284,049
Littelfuse Inc	9,736	911,679
LivePerson Inc *	24,194	292,022
LogMeIn Inc *	10,701	480,368
LTX-Credence Corp *	21,095	187,956
Luxoft Holding Inc * (United Kingdom)	2,085	73,121
M/A-COM Technology Solutions Holdings Inc *	4,706	96,708
Manhattan Associates Inc *	34,296	1,201,389
ManTech International Corp ‘A’	10,461	307,658
Marchex Inc ‘B’	9,906	104,112
Marin Software Inc *	4,009	42,375
Marketo Inc *	3,295	107,648
Mavenir Systems Inc *	2,534	45,359
MAXIMUS Inc	30,092	1,349,927
MaxLinear Inc ‘A’ *	10,859	102,943
Maxwell Technologies Inc *	12,937	167,146
Measurement Specialties Inc *	6,792	460,837
Mentor Graphics Corp	42,017	925,214
Mercury Systems Inc *	14,364	189,748
Mesa Laboratories Inc	1,176	106,134
Methode Electronics Inc	16,317	500,279
Micrel Inc	20,695	229,301
Microsemi Corp *	40,913	1,024,052
MicroStrategy Inc ‘A’ *	3,987	460,060
Millennial Media Inc *	15,778	109,184
Mitek Systems Inc *	11,054	42,779
MKS Instruments Inc	23,333	697,423
Model N Inc *	3,701	37,417
ModusLink Global Solutions Inc *	16,702	70,649
MoneyGram International Inc *	9,531	168,222
Monolithic Power Systems Inc *	17,006	659,323
Monotype Imaging Holdings Inc	16,829	507,226
Monster Worldwide Inc *	42,230	315,880
MoSys Inc *	21,026	95,458
Move Inc *	17,693	204,531
MTS Systems Corp	6,952	476,142
Multi-Fineline Electronix Inc *	3,884	49,715
Nanometrics Inc *	10,239	183,995
Neonode Inc *	11,948	67,984
NeoPhotonics Corp *	8,967	71,108
Net Element Inc *	856	2,970
NETGEAR Inc *	16,056	541,569
Netscout Systems Inc *	15,943	599,138
Newport Corp *	17,174	355,158
NIC Inc	28,541	551,127
Numerex Corp ‘A’ *	6,275	68,586
NVE Corp *	2,149	122,579
OmniVision Technologies Inc *	23,753	420,428
OpenTable Inc *	10,032	771,762
Oplink Communications Inc *	8,428	151,367
OSI Systems Inc *	8,778	525,451
Park Electrochemical Corp	9,136	272,892
Parkervision Inc *	39,277	188,530
PC Connection Inc	4,122	83,759
PC-Tel Inc	8,213	71,699
PDF Solutions Inc *	11,141	202,432
Pegasystems Inc	7,628	269,421
Peregrine Semiconductor Corp *	11,723	70,924
Perficient Inc *	14,698	266,328
Pericom Semiconductor Corp *	10,226	80,070
Photronics Inc *	26,607	226,958
Planet Payment Inc *	18,546	50,816
Plantronics Inc	19,067	847,528
Plexus Corp *	15,007	601,330

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
PLX Technology Inc *	19,984	$120,903
PMC-Sierra Inc *	89,805	683,416
Power Integrations Inc	12,761	839,419
PRGX Global Inc *	12,803	88,725
Procera Networks Inc *	9,197	95,557
Progress Software Corp *	22,861	498,370
Proofpoint Inc *	10,106	374,730
PROS Holdings Inc *	9,874	311,130
PTC Inc *	52,706	1,867,374
QAD Inc ‘A’	2,583	52,771
Qlik Technologies Inc *	38,325	1,019,062
QLogic Corp *	39,212	499,953
Qualys Inc *	6,600	167,838
Quantum Corp *	93,988	114,665
QuinStreet Inc *	13,740	91,234
Radisys Corp *	12,059	43,292
Rally Software Development Corp *	3,093	41,384
Rambus Inc *	49,124	528,083
RealD Inc *	17,962	200,636
RealNetworks Inc *	10,006	75,845
RealPage Inc *	20,479	371,899
Reis Inc *	3,685	66,514
RF Micro Devices Inc *	123,871	976,103
Richardson Electronics Ltd	4,979	53,574
Rocket Fuel Inc *	2,340	100,339
Rofin-Sinar Technologies Inc *	12,409	297,320
Rogers Corp *	7,953	496,426
Rosetta Stone Inc *	4,993	56,021
Rubicon Technology Inc *	9,461	106,815
Ruckus Wireless Inc *	20,499	249,268
Rudolph Technologies Inc *	14,471	165,114
Sanmina Corp *	36,420	635,529
Sapiens International Corp NV * (Netherlands)	8,728	70,784
Sapient Corp *	48,628	829,594
ScanSource Inc *	12,264	500,003
SciQuest Inc *	9,985	269,745
Seachange International Inc *	14,532	151,714
Semtech Corp *	29,655	751,458
ServiceSource International Inc *	27,102	228,741
ShoreTel Inc *	26,114	224,580
Shutterstock Inc *	3,246	235,692
Sigma Designs Inc *	13,456	64,051
Silicon Graphics International Corp *	15,015	184,384
Silicon Image Inc *	34,238	236,242
Silver Spring Networks Inc *	2,711	47,117
Sonus Networks Inc *	84,110	283,451
Spansion Inc ‘A’ *	20,785	362,075
Spark Networks Inc *	7,755	40,559
Speed Commerce Inc *	20,171	73,422
SPS Commerce Inc *	7,041	432,669
SS&C Technologies Holdings Inc *	25,660	1,026,913
Stamps.com Inc *	5,997	201,259
SunEdison Inc *	117,365	2,211,157
SunPower Corp *	18,162	585,906
Super Micro Computer Inc *	13,967	242,607
Supertex Inc *	4,313	142,243
support.com Inc *	23,323	59,474
Sykes Enterprises Inc *	17,258	342,916
Synaptics Inc *	14,316	859,246
Synchronoss Technologies Inc *	12,824	439,735
SYNNEX Corp *	11,617	704,106
Syntel Inc *	6,804	611,680
Take-Two Interactive Software Inc *	35,668	782,199
Tangoe Inc *	13,567	252,211
TechTarget Inc *	5,134	37,016
TeleCommunication Systems Inc ‘A’ *	20,364	46,837
Telenav Inc *	7,996	47,656
TeleTech Holdings Inc *	8,830	216,423
Tessco Technologies Inc	2,412	90,112

	Shares	Value
Tessera Technologies Inc	23,213	$548,523
Textura Corp *	2,448	61,714
The Hackett Group Inc	11,539	69,003
The Ultimate Software Group Inc *	12,181	1,668,797
TiVo Inc *	55,744	737,493
Travelzoo Inc *	3,480	79,692
Tremor Video Inc *	3,456	14,239
TriQuint Semiconductor Inc *	71,915	962,942
Trulia Inc *	12,180	404,376
TTM Technologies Inc *	23,469	198,313
Tyler Technologies Inc *	13,880	1,161,478
Ubiquiti Networks Inc *	5,516	250,813
Ultra Clean Holdings Inc *	10,539	138,588
Ultratech Inc *	12,188	355,768
Uni-Pixel Inc *	4,422	33,873
Unisys Corp *	22,518	685,898
United Online Inc	5,800	67,048
Universal Display Corp *	17,700	564,807
Unwired Planet Inc *	32,010	69,462
Varonis Systems Inc *	2,335	83,500
VASCO Data Security International Inc *	12,950	97,643
Veeco Instruments Inc *	17,240	722,873
Verint Systems Inc *	23,203	1,088,917
ViaSat Inc *	17,425	1,203,022
Viasystems Group Inc *	1,581	19,794
Violin Memory Inc *	8,616	34,464
VirnetX Holding Corp *	18,484	262,103
Virtusa Corp *	9,998	335,033
Vishay Precision Group Inc *	5,353	93,035
Vistaprint NV * (Netherlands)	14,362	706,898
Vocus Inc *	8,335	111,106
Vringo Inc *	29,421	102,091
Web.com Group Inc *	18,447	627,751
WebMD Health Corp *	12,517	518,204
Westell Technologies Inc ‘A’ *	19,600	72,324
WEX Inc *	17,096	1,624,975
Wix.com Ltd * (Israel)	3,638	83,565
XO Group Inc *	11,885	120,514
Xoom Corp *	3,680	71,834
Yelp Inc *	14,299	1,100,022
YuMe Inc *	2,322	16,974
Zillow Inc ‘A’ *	10,259	903,818
Zix Corp *	27,327	113,134
Zygo Corp *	7,395	112,330

		131,288,615

Materials - 4.8%

A Schulman Inc	12,943	469,313
Advanced Emissions Solutions Inc *	9,534	233,964
AEP Industries Inc *	1,932	71,677
AK Steel Holding Corp *	60,015	433,308
Allied Nevada Gold Corp *	46,002	198,269
AM Castle & Co *	7,703	113,157
AMCOL International Corp	12,263	561,400
American Vanguard Corp	12,555	271,816
Arabian American Development Co *	8,960	97,216
Axiall Corp	30,742	1,380,931
Balchem Corp	13,068	681,104
Berry Plastics Group Inc *	24,395	564,744
Boise Cascade Co *	5,433	155,601
Calgon Carbon Corp *	23,822	520,034
Century Aluminum Co *	22,562	298,044
Chase Corp	2,855	90,018
Chemtura Corp *	43,304	1,095,158
Clearwater Paper Corp *	9,273	581,139
Coeur Mining Inc *	44,529	413,674
Commercial Metals Co	51,494	972,207
Deltic Timber Corp	4,893	319,170
Ferro Corp *	31,895	435,686
Flotek Industries Inc *	21,007	585,045

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
FutureFuel Corp	9,651	$195,915
General Moly Inc *	25,160	24,908
Globe Specialty Metals Inc	28,399	591,267
Gold Resource Corp	14,907	71,256
Graphic Packaging Holding Co *	86,495	878,789
Handy & Harman Ltd *	2,408	53,000
Hawkins Inc	4,176	153,426
Haynes International Inc	5,414	292,356
HB Fuller Co	22,172	1,070,464
Headwaters Inc *	32,179	425,085
Hecla Mining Co	146,217	448,886
Horsehead Holding Corp *	22,196	373,337
Innophos Holdings Inc	9,670	548,289
Innospec Inc	10,351	468,176
Intrepid Potash Inc *	24,066	372,060
Kaiser Aluminum Corp	8,319	594,143
KapStone Paper & Packaging Corp *	35,989	1,037,923
KMG Chemicals Inc	3,613	56,652
Koppers Holdings Inc	9,111	375,647
Kraton Performance Polymers Inc *	14,308	374,011
Landec Corp *	11,309	126,209
Louisiana-Pacific Corp *	61,390	1,035,649
LSB Industries Inc *	8,393	314,066
Marrone Bio Innovations Inc *	2,389	33,374
Materion Corp	9,019	306,015
Midway Gold Corp * (Canada)	49,557	52,035
Minerals Technologies Inc	15,361	991,706
Molycorp Inc *	65,383	306,646
Myers Industries Inc	12,362	246,251
Neenah Paper Inc	7,025	363,333
Noranda Aluminum Holding Corp	14,809	60,865
Olin Corp	35,395	977,256
Olympic Steel Inc	3,926	112,676
OM Group Inc	14,058	467,007
OMNOVA Solutions Inc *	20,605	213,880
Paramount Gold & Silver Corp *	60,982	75,008
Penford Corp *	4,247	60,987
PH Glatfelter Co	18,905	514,594
PolyOne Corp	43,782	1,605,048
Quaker Chemical Corp	5,785	456,032
Resolute Forest Products Inc *	30,705	616,864
RTI International Metals Inc *	13,778	382,753
Schnitzer Steel Industries Inc ‘A’	11,291	325,745
Schweitzer-Mauduit International Inc	13,826	588,849
Sensient Technologies Corp	22,051	1,243,897
Stepan Co	8,298	535,719
Stillwater Mining Co *	52,016	770,357
SunCoke Energy Inc *	30,813	703,769
Taminco Corp *	6,999	147,049
Texas Industries Inc *	9,584	858,918
Tredegar Corp	10,798	248,462
UFP Technologies Inc *	2,497	60,827
United States Lime & Minerals Inc	845	47,574
Universal Stainless & Alloy Products Inc *	3,046	102,863
US Concrete Inc *	6,262	147,157
US Silica Holdings Inc	9,426	359,791
Walter Energy Inc	27,755	209,828
Wausau Paper Corp	21,677	275,948
Worthington Industries Inc	23,305	891,416
Zep Inc	10,046	177,814

		35,962,502

Telecommunication Services - 0.7%

8x8 Inc *	38,548	416,704
Atlantic Tele-Network Inc	4,214	277,787
Boingo Wireless Inc *	8,395	56,918
Cbeyond Inc *	11,985	86,891
Cincinnati Bell Inc *	91,437	316,372
Cogent Communications Group Inc	20,770	737,958
Consolidated Communications Holdings Inc	17,673	353,637

	Shares	Value
FairPoint Communications Inc *	9,103	$123,801
General Communication Inc ‘A’ *	13,944	159,101
Hawaiian Telcom Holdco Inc *	4,506	128,376
HickoryTech Corp	6,001	76,753
IDT Corp ‘B’	6,724	112,022
inContact Inc *	23,385	224,496
Inteliquent Inc	14,433	209,711
Iridium Communications Inc *	28,403	213,306
Leap Wireless International Inc - Contingent Value Rights * +	23,921	60,281
Lumos Networks Corp	6,726	89,927
magicJack VocalTec Ltd * (Israel)	8,146	172,940
NII Holdings Inc *	77,253	91,931
NTELOS Holdings Corp	6,792	91,692
ORBCOMM Inc *	18,364	125,793
Premiere Global Services Inc *	21,102	254,490
RingCentral Inc ‘A’ *	3,810	68,961
Shenandoah Telecommunications Co	10,539	340,304
Straight Path Communications Inc ‘B’ *	3,496	25,730
Towerstream Corp *	29,471	69,257
USA Mobility Inc	9,546	173,451
Vonage Holdings Corp *	68,240	291,385

		5,349,975

Utilities - 3.1%

ALLETE Inc	17,570	921,019
American States Water Co	16,995	548,769
Artesian Resources Corp ‘A’	3,411	76,611
Atlantic Power Corp (Canada)	53,043	153,825
Avista Corp	26,372	808,302
Black Hills Corp	19,588	1,129,248
California Water Service Group	21,045	503,817
Chesapeake Utilities Corp	4,216	266,283
Cleco Corp	26,652	1,348,058
Connecticut Water Service Inc	4,798	163,948
Consolidated Water Co Ltd (Cayman)	6,553	86,369
Delta Natural Gas Co Inc	2,985	61,849
Dynegy Inc *	43,999	1,097,335
El Paso Electric Co	17,684	631,849
Genie Energy Ltd ‘B’ *	5,713	56,959
IDACORP Inc	22,147	1,228,494
MGE Energy Inc	15,253	598,375
Middlesex Water Co	7,036	153,525
New Jersey Resources Corp	18,427	917,665
Northwest Natural Gas Co	11,877	522,707
NorthWestern Corp	16,685	791,370
NRG Yield Inc ‘A’	9,862	389,845
Ormat Technologies Inc	7,826	234,858
Otter Tail Corp	15,952	491,162
Pattern Energy Group Inc	8,149	221,082
Piedmont Natural Gas Co Inc	33,356	1,180,469
PNM Resources Inc	35,032	946,915
Portland General Electric Co	33,352	1,078,604
Pure Cycle Corp *	7,667	46,385
SJW Corp	6,886	203,550
South Jersey Industries Inc	14,099	790,813
Southwest Gas Corp	20,436	1,092,304
The Empire District Electric Co	18,718	455,222
The Laclede Group Inc	14,385	678,253
UIL Holdings Corp	24,877	915,722
Unitil Corp	6,110	200,652
UNS Energy Corp	18,270	1,096,748
WGL Holdings Inc	22,809	913,728
York Water Co	5,617	114,587

		23,117,276

Total Common Stocks (Cost $529,317,363)		741,563,969

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $7,244,185; collateralized by Fannie Mae: 1.020% due 10/17/17 and value $7,390,350)	$7,244,185	$7,244,185

Total Short-Term Investment (Cost $7,244,185)		7,244,185

TOTAL INVESTMENTS - 99.9% (Cost $536,561,548)		748,808,154

OTHER ASSETS & LIABILITIES, NET - 0.1%		547,666

NET ASSETS - 100.0%		$749,355,820

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $82,142 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Russell 2000 Mini (06/14)	73	($123,323)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$96,462,237	$96,462,237	$-	$-
	Consumer Staples	27,333,138	27,333,138	-	-
	Energy	41,961,974	41,940,113	-	21,861
	Financials	171,962,425	171,962,425	-	-
	Health Care	100,486,540	100,486,540	-	-
	Industrials	107,639,287	107,639,287	-	-
	Information Technology	131,288,615	131,288,615	-	-
	Materials	35,962,502	35,962,502	-	-
	Telecommunication Services	5,349,975	5,289,694	-	60,281
	Utilities	23,117,276	23,117,276	-	-

		741,563,969	741,481,827	-	82,142
	Short-Term Investment	7,244,185	-	7,244,185	-

	Total Assets	748,808,154	741,481,827	7,244,185	82,142

Liabilities	Derivatives:
	Equity Contracts
	Futures	(123,323)	(123,323)	-	-

	Total Liabilities	(123,323)	(123,323)	-	-

	Total	$748,684,831	$741,358,504	$7,244,185	$82,142

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 7.5%

Arctic Cat Inc	61,186	$2,924,079
Cinemark Holdings Inc	181,500	5,265,315
Cracker Barrel Old Country Store Inc	52,700	5,124,548
Group 1 Automotive Inc	66,256	4,350,369
Hillenbrand Inc	80,400	2,599,332
International Game Technology	355,700	5,001,142
Meredith Corp	16,378	760,431
PetMed Express Inc	59,142	793,094
Sonic Automotive Inc ‘A’	60,300	1,355,544
Sturm Ruger & Co Inc	85,454	5,110,149
The Buckle Inc	117,973	5,403,163

		38,687,166

Consumer Staples - 5.9%

Cal-Maine Foods Inc	64,872	4,072,664
Casey’s General Stores Inc	41,925	2,833,711
Ingredion Inc	104,600	7,121,168
Sanderson Farms Inc	50,882	3,993,728
The Andersons Inc	96,650	5,725,546
Universal Corp	90,500	5,058,045
Weis Markets Inc	24,115	1,187,664

		29,992,526

Energy - 14.1%

Alliance Resource Partners LP	36,537	3,074,223
Boardwalk Pipeline Partners LP	394,800	5,294,268
Bristow Group Inc	95,800	7,234,816
Cimarex Energy Co	40,100	4,776,311
CVR Energy Inc	120,237	5,080,013
Delek US Holdings Inc	33,100	961,224
Emerge Energy Services LP	31,015	1,929,753
Ensign Energy Services Inc (Canada)	125,700	1,857,927
Golar LNG Partners LP	49,548	1,481,485
Gulfmark Offshore Inc ‘A’	22,700	1,020,138
LinnCo LLC	159,096	4,303,547
Precision Drilling Corp (NYSE) (Canada)	580,400	6,947,388
SandRidge Permian Trust	116,991	1,406,232
ShawCor Ltd (Canada)	100,124	4,175,230
Ship Finance International Ltd (Bermuda)	242,401	4,355,946
Tidewater Inc	106,800	5,192,616
Western Refining Inc	163,600	6,314,960
World Fuel Services Corp	160,081	7,059,572

		72,465,649

Financials - 19.3%

Allied World Assurance Co Holdings AG (Switzerland)	48,899	5,045,888
Altisource Residential Corp REIT	176,200	5,560,872
American Financial Group Inc	98,700	5,695,977
Associated Estates Realty Corp REIT	133,800	2,266,572
Blackstone Mortgage Trust Inc ‘A’ REIT	91,500	2,630,625
Canadian Western Bank (Canada)	103,891	3,496,865
Cash America International Inc	114,299	4,425,657
Community Trust Bancorp Inc	15,111	626,804
First American Financial Corp	192,700	5,116,185
First Interstate Bancsystem Inc	19,400	547,468
First Merchants Corp	46,174	999,205
First Niagara Financial Group Inc	492,100	4,650,345
FirstMerit Corp	247,826	5,162,216
Franklin Street Properties Corp REIT	185,300	2,334,780
Fulton Financial Corp	267,470	3,364,773
Home Loan Servicing Solutions Ltd (Cayman)	200,600	4,332,960
International Bancshares Corp	14,577	365,591
Montpelier Re Holdings Ltd (Bermuda)	83,500	2,484,960
Old National Bancorp	206,052	3,072,235
Omega Healthcare Investors Inc REIT	146,700	4,917,384

	Shares	Value
Protective Life Corp	122,618	$6,448,481
Retail Properties of America Inc ‘A’ REIT	265,087	3,589,278
Starwood Property Trust Inc REIT	174,700	4,121,173
Starwood Waypoint Residential Trust REIT *	34,940	1,005,923
Susquehanna Bancshares Inc	362,400	4,127,736
Symetra Financial Corp	101,983	2,021,303
Trustmark Corp	133,506	3,384,377
Universal Insurance Holdings Inc	98,500	1,250,950
Washington Federal Inc	184,600	4,301,180
Webster Financial Corp	25,297	785,725
WesBanco Inc	26,005	827,739

		98,961,227

Health Care - 6.4%

PerkinElmer Inc	159,100	7,169,046
Select Medical Holdings Corp	283,900	3,534,555
STERIS Corp	133,600	6,379,400
Teleflex Inc	63,700	6,831,188
The Cooper Cos Inc	54,054	7,424,858
The Ensign Group Inc	29,121	1,270,840

		32,609,887

Industrials - 18.5%

AAR Corp	95,000	2,465,250
Alliant Techsystems Inc	51,300	7,292,295
Applied Industrial Technologies Inc	41,400	1,997,136
AZZ Inc	39,171	1,750,160
Crane Co	99,750	7,097,213
Cubic Corp	33,100	1,690,417
Curtiss-Wright Corp	37,200	2,363,688
Elbit Systems Ltd (NASDAQ) (Israel)	25,000	1,527,225
Ennis Inc	51,400	851,698
GATX Corp	79,323	5,384,445
ITT Corp	148,604	6,354,307
KBR Inc	156,600	4,178,088
Kennametal Inc	134,800	5,971,640
Standex International Corp	19,700	1,055,526
TAL International Group Inc *	85,480	3,664,528
Textainer Group Holdings Ltd (Bermuda)	62,598	2,395,625
The Babcock & Wilcox Co	163,539	5,429,495
The Brink’s Co	125,900	3,594,445
Trinity Industries Inc	99,496	7,170,677
Triumph Group Inc	89,439	5,775,971
UniFirst Corp	28,648	3,149,561
United Stationers Inc	52,397	2,151,945
Valmont Industries Inc	47,100	7,010,364
West Corp	42,495	1,016,905
Westjet Airlines Ltd (Canada)	153,337	3,366,340

		94,704,944

Information Technology - 6.5%

AVX Corp	91,900	1,211,242
Belden Inc	98,200	6,834,720
Booz Allen Hamilton Holding Corp	74,800	1,645,600
Broadridge Financial Solutions Inc	150,100	5,574,714
CSG Systems International Inc	75,200	1,958,208
Fair Isaac Corp	43,251	2,392,645
j2 Global Inc	92,496	4,629,425
Jabil Circuit Inc	208,000	3,744,000
Mentor Graphics Corp	237,280	5,224,906

		33,215,460

Materials - 14.1%

A Schulman Inc	82,000	2,973,320
American Vanguard Corp	60,400	1,307,660
Cabot Corp	114,200	6,744,652
Commercial Metals Co	347,900	6,568,352
HudBay Minerals Inc (Canada)	465,372	3,632,890
Innophos Holdings Inc	76,600	4,343,220
Methanex Corp (NASDAQ) (Canada)	103,876	6,641,832

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Neenah Paper Inc	56,997	$2,947,885
Olin Corp	232,005	6,405,658
PetroLogistics LP	77,526	964,423
Rentech Nitrogen Partners LP	73,923	1,375,707
Rock-Tenn Co ‘A’	38,000	4,011,660
Royal Gold Inc	93,125	5,831,488
Schweitzer-Mauduit International Inc	54,122	2,305,056
Silgan Holdings Inc	72,370	3,583,762
Sonoco Products Co	114,050	4,678,331
Steel Dynamics Inc	317,900	5,655,441
Stepan Co	34,872	2,251,336

		72,222,673

Utilities - 3.2%

El Paso Electric Co	77,247	2,760,035
Great Plains Energy Inc	200,800	5,429,632
IDACORP Inc	51,300	2,845,611
UGI Corp	116,400	5,309,004

		16,344,282

Total Common Stocks (Cost $345,217,406)		489,203,814

CLOSED-END MUTUAL FUND - 0.5%

Central Fund of Canada Ltd ‘A’ (Canada)	202,300	2,783,648

Total Closed-End Mutual Fund (Cost $2,457,563)		2,783,648

Principal Amount		Value
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $19,783,069; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $20,182,575)	$19,783,069	$19,783,069

Total Short-Term Investment (Cost $19,783,069)		19,783,069

TOTAL INVESTMENTS - 99.9% (Cost $367,458,038)		511,770,531

OTHER ASSETS & LIABILITIES, NET - 0.1%		258,260

NET ASSETS - 100.0%		$512,028,791

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$489,203,814	$489,203,814	$-	$-
	Closed-End Mutual Fund	2,783,648	2,783,648	-	-
	Short-Term Investment	19,783,069	-	19,783,069	-

	Total	$511,770,531	$491,987,462	$19,783,069	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.1%

Consumer Discretionary - 0.6%

Cox Communications Inc 5.450% due 12/15/14	$10,209,000	$10,554,166
The Home Depot Inc 5.400% due 03/01/16	350,000	381,515
The Walt Disney Co 0.450% due 12/01/15	700,000	699,755
Yale University 2.900% due 10/15/14	780,000	790,341

		12,425,777

Consumer Staples - 0.4%
Anheuser-Busch InBev Finance Inc 0.800% due 01/15/16	200,000	200,598
Anheuser-Busch InBev Worldwide Inc 0.800% due 07/15/15	500,000	501,845
Diageo Finance BV (Netherlands) 5.300% due 10/28/15	500,000	536,806
Mondelez International Inc 4.125% due 02/09/16	1,850,000	1,956,351
Philip Morris International Inc 2.500% due 05/16/16	700,000	726,743
SABMiller Holdings Inc 1.850% due 01/15/15 ~	300,000	302,923
Tesco PLC (United Kingdom) 2.000% due 12/05/14 ~	2,200,000	2,219,703
The Procter & Gamble Co 1.800% due 11/15/15	600,000	612,825
Wesfarmers Ltd (Australia) 2.983% due 05/18/16 ~	700,000	728,038

		7,785,832

Energy - 0.7%
BG Energy Capital PLC (United Kingdom) 2.500% due 12/09/15 ~	700,000	718,890
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	700,000	726,671
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	300,000	300,086
CNPC General Capital Ltd (United Kingdom) 1.450% due 04/16/16 ~	700,000	700,403
Phillips 66 1.950% due 03/05/15	3,000,000	3,035,763
Transocean Inc (Cayman) 4.950% due 11/15/15	9,500,000	10,090,510

		15,572,323

Financials - 33.8%
Abbey National Treasury Services PLC (United Kingdom) 1.819% due 04/25/14 §	1,000,000	1,001,029
Ally Financial Inc 2.436% due 12/01/14 §	700,000	704,712
American Express Credit Corp
1.084% due 06/24/14 §	1,300,000	1,302,315
1.334% due 06/12/15 §	2,000,000	2,023,594
2.750% due 09/15/15	1,000,000	1,030,828
American Honda Finance Corp
0.458% due 11/03/14 § ~	500,000	500,747
1.000% due 08/11/15 ~	200,000	201,238
American International Group Inc 3.000% due 03/20/15	15,000,000	15,362,625
Asian Development Bank (Multi-National) 0.166% due 05/13/16 §	40,000,000	40,004,440
Australia & New Zealand Banking Group Ltd (Australia) 1.000% due 10/06/16 ~	750,000	755,235

	Principal Amount	Value
Bank Nederlandse Gemeenten (Netherlands)
0.286% due 05/07/15 § ~	$4,100,000	$4,102,464
0.516% due 05/15/18 § ~	54,600,000	54,750,150
4.800% due 06/26/14	1,750,000	1,766,130
Bank of America Corp
4.500% due 04/01/15	5,000,000	5,188,860
5.000% due 01/15/15	575,000	594,959
5.450% due 07/15/14	2,100,000	2,129,679
7.375% due 05/15/14	5,000,000	5,040,415
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	18,436,000	18,985,559
Bank of Nova Scotia (Canada) 0.500% due 03/06/15 §	5,000,000	5,015,505
Berkshire Hathaway Finance Corp 2.450% due 12/15/15	975,000	1,006,449
Caterpillar Financial Services Corp 0.700% due 11/06/15	700,000	702,204
CDP Financial Inc (Canada) 3.000% due 11/25/14 ~	16,900,000	17,191,086
Citigroup Inc
3.953% due 06/15/16	2,500,000	2,650,580
6.010% due 01/15/15	2,367,000	2,467,638
Commonwealth Bank of Australia (Australia)
0.513% due 09/17/14 § ~	3,718,000	3,723,503
0.733% due 06/25/14 § ~	1,800,000	1,802,110
0.750% due 01/13/17 ~	850,000	851,295
Credit Suisse NY (Switzerland)
0.610% due 01/28/16 §	10,300,000	10,309,404
3.500% due 03/23/15	4,500,000	4,631,746
Daimler Finance North America LLC
0.842% due 01/09/15 § ~	700,000	702,709
1.020% due 04/10/14 § ~	590,000	590,110
Dexia Credit Local SA (France) 0.716% due 04/29/14 § ~	53,100,000	53,118,160
DNB Boligkreditt AS (Norway) 2.900% due 03/29/17 ~	10,000,000	10,421,770
Erste Abwicklungsanstalt (Germany)
0.434% due 06/07/16 § ~	18,000,000	18,038,772
0.536% due 01/29/16 §	15,800,000	15,862,568
0.625% due 11/20/14 ~	3,600,000	3,605,148
0.983% due 03/13/15 §	20,000,000	20,141,340
Export-Import Bank of Korea (South Korea) 5.125% due 03/16/15	1,500,000	1,562,922
Ford Motor Credit Co LLC
2.750% due 05/15/15	3,950,000	4,031,828
8.000% due 06/01/14	1,315,000	1,331,093
General Electric Capital Corp 0.622% due 01/09/15 §	11,300,000	11,333,482
HSBC Bank PLC (United Kingdom) 3.100% due 05/24/16 ~	1,250,000	1,308,707
HSBC Finance Corp 0.666% due 06/01/16 §	1,250,000	1,248,905
Inter-American Development Bank (Multi-National) 0.500% due 05/29/14	1,600,000	1,600,605
JPMorgan Chase & Co
0.687% due 04/23/15 §	14,835,000	14,883,021
0.899% due 10/15/15 §	7,215,000	7,252,136
1.100% due 10/15/15	700,000	703,182
1.285% due 03/20/15 §	7,400,000	7,465,830
1.359% due 09/22/15 §	700,000	708,500
3.700% due 01/20/15	20,000,000	20,508,140
Korea Finance Corp (South Korea) 3.250% due 09/20/16	535,000	563,070
Macquarie Bank Ltd (Australia) 1.650% due 03/24/17 ~	1,100,000	1,097,582
MetLife Institutional Funding II 0.613% due 01/06/15 § ~	400,000	401,203

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Morgan Stanley 3.800% due 04/29/16	$5,000,000	$5,269,350
4.100% due 01/26/15	600,000	617,359
4.200% due 11/20/14	2,280,000	2,332,137
6.000% due 04/28/15	7,000,000	7,391,391
National Australia Bank Ltd (Australia) 0.739% due 07/08/14 § ~	7,250,000	7,258,939
Nederlandse Waterschapsbank NV (Netherlands) 0.273% due 03/17/15 § ~	27,000,000	27,007,911
0.289% due 10/27/14 § ~	1,095,000	1,095,200
Nordea Bank AB (Sweden) 2.250% due 03/20/15 ~	800,000	814,886
Nordea Eiendomskreditt AS (Norway) 0.660% due 04/07/15 § ~	44,100,000	44,102,470
NRW Bank (Germany) 0.477% due 10/16/17 § ~	35,000,000	35,163,450
QNB Finance Ltd (Cayman) 3.125% due 11/16/15 ~	700,000	726,250
RCI Banque SA (France) 4.600% due 04/12/16 ~	1,000,000	1,059,926
SSIF Nevada LP 0.942% due 04/14/14 § ~	18,490,000	18,493,846
Standard Chartered PLC (United Kingdom) 1.184% due 05/12/14 § ~	10,400,000	10,413,270
SunTrust Banks Inc 0.533% due 04/01/15 §	1,500,000	1,497,252
Svensk Exportkredit AB (Sweden) 0.282% due 07/13/14 §	60,000,000	60,004,440
3.250% due 09/16/14	1,000,000	1,013,915
The Bank of New York Mellon Corp 0.466% due 03/04/16 §	1,300,000	1,301,369
The Bear Stearns Cos LLC 5.700% due 11/15/14	3,435,000	3,545,847
The Goldman Sachs Group Inc 0.637% due 07/22/15 §	900,000	899,844
0.834% due 09/29/14 §	2,195,000	2,199,285
1.234% due 11/21/14 §	2,100,000	2,110,376
5.000% due 10/01/14	25,500,000	26,074,872
5.125% due 01/15/15	200,000	207,067
5.350% due 01/15/16	600,000	645,552
Toyota Motor Credit Corp 0.875% due 07/17/15	200,000	201,217
2.800% due 01/11/16	700,000	727,721
Volkswagen International Finance NV (Netherlands) 0.857% due 04/01/14 § ~	2,520,000	2,520,000
2.875% due 04/01/16 ~	700,000	727,250
Wachovia Bank NA 0.618% due 11/03/14 §	5,000,000	5,007,575
Wachovia Corp 0.576% due 10/28/15 §	11,989,000	11,995,942
Wells Fargo & Co 0.435% due 10/28/15 §	725,000	725,546
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~	500,000	506,049
Westpac Securities NZ Ltd (New Zealand) 3.450% due 07/28/14 ~	5,300,000	5,355,072

		693,289,858

Health Care - 2.1%

Amgen Inc 1.875% due 11/15/14	7,150,000	7,207,293
Express Scripts Holding Co 2.100% due 02/12/15	22,100,000	22,386,372
2.750% due 11/21/14	5,050,000	5,124,265
Pfizer Inc 5.350% due 03/15/15	650,000	679,368
Sanofi (France) 2.625% due 03/29/16	750,000	779,813

	Principal Amount	Value
Takeda Pharmaceutical Co Ltd (Japan) 1.031% due 03/17/15 ~	$700,000	$702,484
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	2,000,000	2,055,320
Thermo Fisher Scientific Inc 3.200% due 05/01/15	4,000,000	4,107,120

		43,042,035

Industrials - 0.0%

John Deere Capital Corp 0.700% due 09/04/15	700,000	702,660

Information Technology - 0.1%

International Business Machines Corp 2.000% due 01/05/16	1,050,000	1,077,471

Materials - 0.3%

EI du Pont de Nemours & Co 2.750% due 04/01/16	550,000	571,723
Glencore Funding LLC 6.000% due 04/15/14 ~	300,000	300,542
Linde Finance BV (Netherlands) 3.625% due 11/13/14	5,120,000	5,217,766

		6,090,031

Telecommunication Services - 1.0%
America Movil SAB de CV (Mexico) 3.625% due 03/30/15	650,000	671,450
AT&T Inc 0.619% due 02/12/16 §	750,000	751,853
Ooredoo International Finance Ltd (Bermuda) 6.500% due 06/10/14 ~	1,000,000	1,008,900
Telecom Italia Capital SA (Luxembourg) 4.950% due 09/30/14	2,200,000	2,241,250
Verizon Communications Inc 0.435% due 03/06/15 § ~	890,000	890,198
1.763% due 09/15/16 §	9,975,000	10,267,277
4.900% due 09/15/15	4,900,000	5,197,018

		21,027,946

Utilities - 0.1%
Scottish Power Ltd (United Kingdom) 5.375% due 03/15/15	2,000,000	2,084,970

Total Corporate Bonds & Notes (Cost $802,795,913)		803,098,903

MORTGAGE-BACKED SECURITIES - 0.7%

Collateralized Mortgage Obligations - Commercial - 0.7%
Credit Suisse First Boston Mortgage Securities Corp 4.829% due 11/15/37 "	12,507,868	12,692,165
GS Mortgage Securities Corp II 4.751% due 07/10/39 "	1,907,217	1,961,738

		14,653,903

Total Mortgage-Backed Securities (Cost $14,723,463)		14,653,903

ASSET-BACKED SECURITIES - 4.1%
Chase Issuance Trust 0.353% due 05/15/18 " §	17,000,000	17,003,757
Citibank Credit Card Issuance Trust 0.356% due 05/09/18 " §	20,000,000	20,008,710

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Ford Credit Auto Lease Trust 0.334% due 10/15/16 " §	$9,000,000	$9,000,032
Ford Credit Auto Owner Trust 0.230% due 01/15/15 " ~	10,779,114	10,778,639
Santander Drive Auto Receivables Trust 0.270% due 01/15/15 "	13,820,973	13,817,691
1.040% due 08/15/16 "	13,707,366	13,730,038

Total Asset-Backed Securities (Cost $84,328,704)		84,338,867

U.S. GOVERNMENT AGENCY ISSUES - 21.5%
Federal Farm Credit Bank 0.160% due 06/11/14	83,400,000	83,415,596
Federal Home Loan Bank 0.125% due 06/18/14	41,700,000	41,705,588
0.125% due 06/19/14	15,300,000	15,302,096
0.140% due 06/04/14	95,400,000	95,413,356
0.160% due 06/30/14	205,000,000	205,054,120

Total U.S. Government Agency Issues (Cost $440,811,428)		440,890,756

U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Notes - 0.1%
0.250% due 03/31/15	700,000	700,820

Total U.S. Treasury Obligations (Cost $700,699)		700,820

FOREIGN GOVERNMENT BONDS & NOTES - 0.8%
Austria Government (Austria) 5.000% due 05/19/14 ~	600,000	603,704
Japan Bank for International Cooperation (Japan) 0.597% due 11/13/18 §	4,000,000	4,016,556
Kommuninvest I Sverige AB (Sweden)
0.235% due 06/22/15 § ~	6,500,000	6,506,032
0.286% due 09/11/14 § ~	2,000,000	2,000,834
Province of Ontario (Canada) 4.100% due 06/16/14	2,800,000	2,822,490
Province of Quebec (Canada) 4.875% due 05/05/14	1,140,000	1,144,792

Total Foreign Government Bonds & Notes (Cost $17,088,356)		17,094,408

MUNICIPAL BONDS - 0.2%
City of New York NY ‘O’ 4.650% due 06/01/15	1,000,000	1,050,220
New Jersey Economic Development Authority ‘OO’ 0.857% due 03/01/15	400,000	401,388
University of California 0.392% due 05/15/15	400,000	400,588
0.735% due 07/01/41 §	1,000,000	1,000,300

Total Municipal Bonds (Cost $2,846,124)		2,852,496

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $11,028)		5,000

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 29.5%

Certificates of Deposit - 0.5%

Credit Suisse NY (Switzerland) 0.444% due 01/12/15 §	$5,000,000	$5,000,000
0.465% due 03/17/15 §	4,500,000	4,500,184

		9,500,184

Commercial Paper - 6.3%
Electricite de France SA 0.560% due 01/06/15	19,800,000	19,725,174
Entergy Corp 0.950% due 05/27/14	20,500,000	20,469,706
Glencore Funding LLC 0.670% due 07/15/14	2,200,000	2,197,985
0.700% due 07/16/14	10,000,000	9,990,756
Holcim US Finance SARL (Luxembourg) 0.410% due 04/07/14	5,500,000	5,499,624
Kansas City Southern Railway 0.620% due 04/10/14	10,000,000	9,998,450
Mohawk Industries Inc 0.700% due 04/04/14	20,000,000	19,998,833
Noble Corp 0.650% due 05/02/14	20,800,000	20,788,358
Thermo Fisher Scientific Inc 0.550% due 05/29/14	21,000,000	20,981,392

		129,650,278

Foreign Government Issues - 4.0%
Mexico Cetes (Mexico) 3.589% due 06/26/14	MXN 654,700,000	49,757,551
3.589% due 07/24/14	433,900,000	32,894,376

		82,651,927

U.S. Treasury Bills - 0.1%
0.073% due 08/21/14	$1,900,000	1,899,597
0.082% due 09/04/14 ‡	350,000	349,919

		2,249,516

U.S. Government Agency Issues - 17.4%
Fannie Mae 0.101% due 06/05/14	28,700,000	28,698,967
Federal Home Loan Bank 0.101% due 08/01/14	1,700,000	1,699,769
0.120% due 06/09/14	160,800,000	160,817,849
Freddie Mac 0.110% due 11/19/14	12,600,000	12,595,124
0.125% due 06/09/14	73,600,000	73,597,203
0.130% due 06/09/14	70,800,000	70,797,309
0.130% due 07/11/14	9,800,000	9,799,177

		358,005,398

Repurchase Agreement - 1.2%

The Goldman Sachs Group Inc 0.100% due 04/01/14 (Dated 03/31/14, repurchase price of $25,000,069; collateralized by Freddie Mac: 3.500% due 09/01/42 and value $25,700,648)	25,000,000	25,000,000

Total Short-Term Investments (Cost $606,462,783)		607,057,303

TOTAL INVESTMENTS - 96.0% (Cost $1,969,768,498)		1,970,692,456

OTHER ASSETS & LIABILITIES, NET - 4.0%		82,808,262

NET ASSETS - 100.0%		$2,053,500,718

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2014, investments with a total aggregate value of $349,918 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (06/14)	22,031	$22,037,928

(d)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	24,686,258	MXN	325,384,627	06/14	BNP	($74,070)
USD	23,999,721	MXN	318,956,298	06/14	CSF	(271,439)
USD	32,303,454	MXN	433,900,000	07/14	GSC	(643,383)

Total Forward Foreign Currency Contracts						($988,892)

(e)	Purchased options outstanding as of March 31, 2014 were as follows:

Options on Futures Contracts

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - S&P 500 Index Futures (06/14)	$825.00	06/20/14	CME	400	$11,028	$5,000

Total Purchased Options					$11,028	$5,000

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$803,098,903	$-	$803,098,903	$-
	Mortgage-Backed Securities	14,653,903	-	14,653,903	-
	Asset-Backed Securities	84,338,867	-	84,338,867	-
	U.S. Government Agency Issues	440,890,756	-	440,890,756	-
	U.S. Treasury Obligations	700,820	-	700,820	-
	Foreign Government Bonds & Notes	17,094,408	-	17,094,408	-
	Municipal Bonds	2,852,496	-	2,852,496	-
	Short-Term Investments	607,057,303	-	607,057,303	-
	Derivatives:
	Equity Contracts
	Futures	22,037,928	22,037,928	-	-
	Purchased Options	5,000	5,000	-	-

	Total Equity Contracts	22,042,928	22,042,928	-	-

	Total Assets	1,992,730,384	22,042,928	1,970,687,456	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(988,892)	-	(988,892)	-

	Total Liabilities	(988,892)	-	(988,892)	-

	Total	$1,991,741,492	$22,042,928	$1,969,698,564	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 15.7%

AutoZone Inc *	15,280	$8,206,888
Bed Bath & Beyond Inc *	134,400	9,246,720
Best Buy Co Inc	297,000	7,843,770
Brookfield Residential Properties Inc (NYSE) * (Canada)	201,600	4,227,552
CBS Corp ‘B’	71,000	4,387,800
ClubCorp Holdings Inc	177,000	3,345,300
DIRECTV *	98,900	7,557,938
DISH Network Corp ‘A’ *	199,500	12,410,895
Entercom Communications Corp ‘A’ *	134,094	1,350,326
Expedia Inc	136,200	9,874,500
Gannett Co Inc	218,800	6,038,880
Genuine Parts Co	40,480	3,515,688
Hanesbrands Inc	90,000	6,883,200
Kohl’s Corp	243,500	13,830,800
Marriott International Inc ‘A’	88,000	4,929,760
Omnicom Group Inc	71,000	5,154,600
PetSmart Inc	128,019	8,819,229
The Gap Inc	228,000	9,133,680
The Home Depot Inc	59,800	4,731,974
Wyndham Worldwide Corp	47,500	3,478,425

		134,967,925

Consumer Staples - 5.6%

Diageo PLC ADR (United Kingdom)	63,500	7,911,465
Dr Pepper Snapple Group Inc	173,400	9,443,364
The Kroger Co	98,300	4,290,795
The Procter & Gamble Co	169,600	13,669,760
TreeHouse Foods Inc *	62,200	4,477,778
Wal-Mart Stores Inc	55,800	4,264,794
Walgreen Co	62,820	4,148,004

		48,205,960

Energy - 10.2%

CONSOL Energy Inc	62,400	2,492,880
Devon Energy Corp	166,176	11,122,160
Exxon Mobil Corp	386,200	37,724,016
Kinder Morgan Inc	200,300	6,507,747
PBF Energy Inc ‘A’	194,862	5,027,440
Phillips 66	116,000	8,938,960
QEP Resources Inc	136,180	4,009,139
Southwestern Energy Co *	163,440	7,519,874
Teekay Corp	76,900	4,324,856

		87,667,072

Financials - 32.7%

Alleghany Corp *	7,790	3,173,490
Allied World Assurance Co Holdings AG (Switzerland)	22,500	2,321,775
American Homes 4 Rent ‘A’ REIT	150,800	2,519,868
American International Group Inc	222,600	11,132,226
American Residential Properties Inc REIT *	168,400	3,027,832
Ameriprise Financial Inc	52,500	5,778,675
Bank of America Corp	1,013,700	17,435,640
Berkshire Hathaway Inc ‘A’ *	19	3,559,651
Brixmor Property Group Inc REIT	148,585	3,169,318
Brookfield Asset Management Inc ‘A’ (NYSE) (Canada)	107,100	4,375,035
Capital One Financial Corp	217,647	16,793,642
Citigroup Inc	233,100	11,095,560
EastGroup Properties Inc REIT	34,100	2,145,231
Excel Trust Inc REIT	169,750	2,152,430
First Republic Bank	87,200	4,707,928
Hudson City Bancorp Inc	376,400	3,700,012
Kimco Realty Corp REIT	201,895	4,417,463
Legg Mason Inc	224,300	10,999,672

	Shares	Value
Loews Corp	362,173	$15,953,721
M&T Bank Corp	65,400	7,933,020
Marsh & McLennan Cos Inc	140,600	6,931,580
National Bank Holdings Corp ‘A’	152,580	3,062,281
Northern Trust Corp	115,000	7,539,400
Old Republic International Corp	218,673	3,586,237
Prudential Financial Inc	123,800	10,479,670
Rayonier Inc REIT	150,300	6,900,273
SunTrust Banks Inc	223,900	8,908,981
T Rowe Price Group Inc	78,700	6,480,945
The Hartford Financial Services Group Inc	240,900	8,496,543
The PNC Financial Services Group Inc	106,300	9,248,100
The Travelers Cos Inc	127,500	10,850,250
Unum Group	183,000	6,461,730
US Bancorp	267,500	11,465,050
Wells Fargo & Co	749,000	37,255,260
Weyerhaeuser Co REIT	191,300	5,614,655
WR Berkley Corp	63,700	2,651,194

		282,324,338

Health Care - 10.4%

Aetna Inc	76,100	5,705,217
Bristol-Myers Squibb Co	119,800	6,223,610
Johnson & Johnson	211,568	20,782,325
Merck & Co Inc	289,000	16,406,530
National Healthcare Corp	62,276	3,473,132
Pfizer Inc	642,500	20,637,100
UnitedHealth Group Inc	112,008	9,183,536
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	57,000	7,514,310

		89,925,760

Industrials - 6.9%

Carlisle Cos Inc	108,064	8,573,798
Delta Air Lines Inc	225,300	7,806,645
Dover Corp	121,000	9,891,750
Equifax Inc	128,900	8,769,067
Honeywell International Inc	45,800	4,248,408
Illinois Tool Works Inc	73,500	5,977,755
Union Pacific Corp	32,800	6,155,248
United Technologies Corp	67,407	7,875,834

		59,298,505

Information Technology - 6.7%

Analog Devices Inc	126,200	6,706,268
Cisco Systems Inc	454,000	10,174,140
Hewlett-Packard Co	255,100	8,255,036
KLA-Tencor Corp	84,100	5,814,674
Knowles Corp *	22,600	713,482
Microsoft Corp	162,400	6,656,776
QUALCOMM Inc	93,600	7,381,296
Texas Instruments Inc	170,100	8,020,215
The Western Union Co	255,800	4,184,888

		57,906,775

Materials - 2.8%

Albemarle Corp	66,000	4,383,720
Ball Corp	113,600	6,226,416
Martin Marietta Materials Inc	59,850	7,681,747
Rock-Tenn Co ‘A’	54,300	5,732,451

		24,024,334

Telecommunication Services - 1.0%

Verizon Communications Inc	182,152	8,664,971

Utilities - 6.6%

American Electric Power Co Inc	117,200	5,937,352
Duke Energy Corp	111,200	7,919,664
Edison International	125,000	7,076,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
NextEra Energy Inc	109,000	$10,422,580
NiSource Inc	91,200	3,240,336
Northeast Utilities	98,000	4,459,000
Sempra Energy	112,200	10,856,472
Xcel Energy Inc	235,200	7,140,672

		57,052,326

Total Common Stocks (Cost $742,120,573)		850,037,966

	Principal Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $17,653,901; collateralized by Fannie Mae: 1.740% due 12/26/18 and value $18,007,463)	$17,653,901	17,653,901

Total Short-Term Investment (Cost $17,653,901)		17,653,901

TOTAL INVESTMENTS - 100.6% (Cost $759,774,474)		867,691,867

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(5,313,407)

NET ASSETS - 100.0%		$862,378,460

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$850,037,966	$850,037,966	$-	$-
	Short-Term Investment	17,653,901	-	17,653,901	-

	Total	$867,691,867	$850,037,966	$17,653,901	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Health Care - 0.1%

Derma Sciences Inc Strike @ $9.90 Exp 06/23/16 * ¯ +	57,500	$177,258
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp 10/19/15 * ¯ +	12,820	1,988
SANUWAVE Health Inc Strike @ $4.00 Exp 04/08/16 * ¯ +	135,383	-

		179,246

Total Warrants (Cost $8,050)		179,246

COMMON STOCKS - 98.3%

Consumer Staples - 1.0%

Rite Aid Corp *	502,133	3,148,374

Health Care - 97.3%
AbbVie Inc	49,715	2,555,351
Acadia Healthcare Co Inc *	72,121	3,254,100
ACADIA Pharmaceuticals Inc *	107,212	2,608,468
Acceleron Pharma Inc *	5,833	201,238
Actavis PLC * (Ireland)	19,780	4,071,713
Aerie Pharmaceuticals Inc *	26,632	564,332
Agios Pharmaceuticals Inc *	14,799	579,381
Akebia Therapeutics Inc *	20,761	406,085
Alexion Pharmaceuticals Inc *	84,906	12,916,750
Allergan Inc	38,625	4,793,362
Allscripts Healthcare Solutions Inc *	83,906	1,512,825
Alnylam Pharmaceuticals Inc *	92,443	6,206,623
Applied Genetic Technologies Corp *	41,458	621,870
Aquinox Pharmaceuticals Inc *	6,280	79,944
Aratana Therapeutics Inc *	104,173	1,933,451
Arrowhead Research Corp *	30,729	504,570
AstraZeneca PLC ADR (United Kingdom)	95,517	6,197,143
Auspex Pharmaceuticals Inc *	25,007	769,215
BioCryst Pharmaceuticals Inc *	38,051	402,580
Biogen Idec Inc *	29,857	9,132,361
BioMarin Pharmaceutical Inc *	207,761	14,171,378
Bluebird Bio Inc *	51,275	1,165,993
Bristol-Myers Squibb Co	151,667	7,879,101
Bruker Corp *	63,239	1,441,217
Cara Therapeutics Inc *	29,769	554,001
Castlight Health Inc ‘B’ *	3,677	78,026
Celgene Corp *	13,371	1,866,592
Celldex Therapeutics Inc *	309,481	5,468,529
Centene Corp *	59,175	3,683,644
CFR Pharmaceuticals SA ADR ~ (Chile)	125,194	2,513,583
Chimerix Inc *	44,981	1,027,366
Cigna Corp	39,575	3,313,615
Conatus Pharmaceuticals Inc *	71,440	581,164
Corcept Therapeutics Inc *	322,739	1,407,142
Derma Sciences Inc *	125,228	1,587,891
Eagle Pharmaceuticals Inc *	59,392	757,248
Envision Healthcare Holdings Inc *	83,511	2,825,177
Fibrocell Science Inc *	199,388	1,042,799
Flamel Technologies SA ADR * (France)	104,592	1,401,533
Flexion Therapeutics Inc *	9,843	161,917
Fluidigm Corp *	85,260	3,757,408
GenMark Diagnostics Inc *	212,271	2,109,974
Genocea Biosciences Inc *	16,671	303,245
Gilead Sciences Inc *	89,179	6,319,224
GW Pharmaceuticals PLC ADR * (United Kingdom)	13,291	789,087
HCA Holdings Inc *	160,609	8,431,972

	Shares	Value
Healthways Inc *	206,688	$3,542,632
ICON PLC * (Ireland)	17,261	820,761
Illumina Inc *	39,010	5,799,227
Incyte Corp Ltd *	187,349	10,026,918
InspireMD Inc *	190,068	579,707
Intercept Pharmaceuticals Inc *	30,721	10,131,479
Isis Pharmaceuticals Inc *	172,702	7,462,453
Jazz Pharmaceuticals PLC * (Ireland)	30,843	4,277,307
Kindred Biosciences Inc *	41,522	769,403
KYTHERA Biopharmaceuticals Inc *	20,868	829,712
MacroGenics Inc *	10,230	284,701
McKesson Corp	33,276	5,875,543
MediWound Ltd * (Israel)	20,844	300,362
Merck & Co Inc	131,701	7,476,666
Merrimack Pharmaceuticals Inc *	439,921	2,217,202
Molina Healthcare Inc *	38,760	1,455,826
Mylan Inc *	62,068	3,030,780
Novadaq Technologies Inc * (Canada)	108,980	2,428,074
Novo Nordisk AS ADR (Denmark)	60,135	2,745,163
OvaScience Inc *	112,167	1,002,773
Pacira Pharmaceuticals Inc *	75,519	5,285,575
Perrigo Co PLC (Ireland)	26,483	4,095,861
Portola Pharmaceuticals Inc *	77,040	1,995,336
Premier Inc ‘A’ *	23,397	770,931
Prothena Corp PLC * (Ireland)	40,342	1,545,502
PTC Therapeutics Inc *	80,879	2,114,177
Puma Biotechnology Inc *	38,664	4,026,469
PW Medtech Group Ltd * (Cayman)	775,782	345,446
Quintiles Transnational Holdings Inc *	6,902	350,415
Receptos Inc *	17,384	729,085
Regulus Therapeutics Inc *	38,341	345,836
Retrophin Inc *	37,792	803,836
Revance Therapeutics Inc *	7,395	232,942
Roche Holding AG (XVTX) (Switzerland)	33,776	10,152,611
Sangamo Biosciences Inc *	160,201	2,896,434
Shire PLC ADR (United Kingdom)	26,868	3,990,704
Synta Pharmaceuticals Corp *	313,954	1,353,142
Tandem Diabetes Care Inc *	7,620	168,326
Targacept Inc *	96,895	460,251
Tetraphase Pharmaceuticals Inc *	79,668	867,585
Teva Pharmaceutical Industries Ltd ADR (Israel)	68,068	3,596,713
TG Therapeutics Inc *	48,564	335,092
The Medicines Co *	107,265	3,048,471
Tornier NV * (Netherlands)	34,050	722,541
Ultragenyx Pharmaceutical Inc *	65,810	3,217,451
uniQure BV * (Netherlands)	6,668	103,687
UnitedHealth Group Inc	39,615	3,248,034
Universal Health Services Inc ‘B’	52,098	4,275,683
Verastem Inc *	55,488	598,716
Versartis Inc *	5,803	174,380
Vertex Pharmaceuticals Inc *	152,091	10,755,876
WuXi PharmaTech Cayman Inc ADR * (Cayman)	58,775	2,166,446
XenoPort Inc *	55,560	287,245
ZIOPHARM Oncology Inc *	173,933	796,613

		280,864,289

Total Common Stocks (Cost $175,131,932)		284,012,663

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $5,081,715; collateralized by Freddie Mac: 1.830% due 11/05/18 and value $5,187,219)	$5,081,715	$5,081,715

Total Short-Term Investment (Cost $5,081,715)		5,081,715

TOTAL INVESTMENTS - 100.2% (Cost $180,221,697)		289,273,624

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(672,690)

NET ASSETS - 100.0%		$288,600,934

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	46.3%
Pharmaceuticals	28.6%
Health Care Facilities	5.5%
Life Sciences Tools & Services	5.0%
Managed Health Care	4.0%
Others (each less than 3.0%)	9.0%

	98.4%
Short-Term Investment	1.8%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $179,246 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Restricted securities as of March 31, 2014 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Derma Sciences Inc Warrants (Exp 06/23/16) Acq 06/17/11	$8,050	$177,258	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp 10/19/15) Acq 10/19/10	-	1,988	0.0%
SANUWAVE Health Inc Warrants (Exp 04/08/16) Acq 04/08/11	-	-	0.0%

	$8,050	$179,246	0.1%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$179,246	$-	$179,246	$-
	Common Stocks
	Consumer Staples	3,148,374	3,148,374	-	-
	Health Care	280,864,289	267,852,649	13,011,640	-

		284,012,663	271,001,023	13,011,640	-
	Short-Term Investment	5,081,715	-	5,081,715	-

	Total	$289,273,624	$271,001,023	$18,272,601	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 1.9%

Starwood Hotels & Resorts Worldwide Inc	283,459	$22,563,336

Financials - 95.1%

Acadia Realty Trust REIT	105,257	2,776,680
Alexandria Real Estate Equities Inc REIT	140,670	10,207,015
Ashford Hospitality Prime Inc REIT	44,589	674,186
Ashford Hospitality Trust Inc REIT	250,178	2,819,506
AvalonBay Communities Inc REIT	518,214	68,051,862
Boston Properties Inc REIT	373,169	42,739,046
BRE Properties Inc REIT	160,711	10,089,437
Brookfield Property Partners LP (NYSE) (Bermuda)	190,099	3,554,851
Camden Property Trust REIT	411,409	27,704,282
Cousins Properties Inc REIT	603,311	6,919,977
DCT Industrial Trust Inc REIT	1,680,770	13,244,468
DDR Corp REIT	4,195	69,134
Duke Realty Corp REIT	941,360	15,890,157
Equity Lifestyle Properties Inc REIT	468,894	19,060,541
Equity Residential REIT	1,624,316	94,194,085
Essex Property Trust Inc REIT	32,468	5,521,183
Federal Realty Investment Trust REIT	137,696	15,796,485
Forest City Enterprises Inc ‘A’ *	418,868	8,000,379
General Growth Properties Inc REIT	2,148,859	47,274,898
HCP Inc REIT	786,228	30,497,784
Health Care REIT Inc	137,730	8,208,708
Healthcare Realty Trust Inc REIT	514,831	12,433,169
Host Hotels & Resorts Inc REIT	4,933,760	99,859,302
Hudson Pacific Properties Inc REIT	514,661	11,873,229
Liberty Property Trust REIT	106,460	3,934,762
Mack-Cali Realty Corp REIT	816,073	16,966,158
Mid-America Apartment Communities Inc REIT	97,556	6,660,148
National Retail Properties Inc REIT	403,096	13,834,255
Prologis Inc REIT	787,973	32,172,938
PS Business Parks Inc REIT	83,488	6,981,266
Public Storage REIT	350,207	59,006,377
Realty Income Corp REIT	57,820	2,362,525
Regency Centers Corp REIT	841,188	42,951,059
Rexford Industrial Realty Inc REIT	112,700	1,598,086
Senior Housing Properties Trust REIT	1,506,705	33,855,661
Simon Property Group Inc REIT	1,045,362	171,439,368
Sovran Self Storage Inc REIT	61,637	4,527,238
Summit Hotel Properties Inc REIT	12,521	116,195

	Shares	Value
Tanger Factory Outlet Centers Inc REIT	280,771	$9,826,985
Taubman Centers Inc REIT	160,225	11,342,328
The Macerich Co REIT	583,490	36,368,932
Ventas Inc REIT	473,400	28,673,838
Vornado Realty Trust REIT	832,542	82,055,339
Winthrop Realty Trust REIT	8,528	98,839

		1,122,232,661

Total Common Stocks (Cost $925,287,861)		1,144,795,997

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $33,369,902; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $34,037,456)	$33,369,902	33,369,902

Total Short-Term Investment (Cost $33,369,902)		33,369,902

TOTAL INVESTMENTS - 99.8% (Cost $958,657,763)		1,178,165,899

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,794,938

NET ASSETS - 100.0%		$1,180,960,837

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	30.0%
Specialized	23.8%
Residential	19.6%
Diversified	9.8%
Office	6.9%
Industrial	4.0%
Others (each less than 3.0%)	2.9%

97.0%
Short-Term Investment	2.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,144,795,997	$1,144,795,997	$-	$-
	Short-Term Investment	33,369,902	-	33,369,902	-

	Total	$1,178,165,899	$1,144,795,997	$33,369,902	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 1.3%

CBS Corp ‘B’	6,800	$420,240
GameStop Corp ‘A’	9,600	394,560
priceline.com Inc *	69	82,240
Twenty-First Century Fox Inc ‘A’	8,400	268,548

		1,165,588

Information Technology - 96.4%

Activision Blizzard Inc	53,900	1,101,716
Advanced Micro Devices Inc *	358,082	1,435,909
Apple Inc	8,600	4,615,964
Arrow Electronics Inc *	11,500	682,640
Avago Technologies Ltd (Singapore)	28,889	1,860,740
Avnet Inc	15,000	697,950
Broadcom Corp ‘A’	113,100	3,560,388
Check Point Software Technologies Ltd * (Israel)	67,200	4,544,736
Cisco Systems Inc	61,600	1,380,456
Citrix Systems Inc *	31,000	1,780,330
CommVault Systems Inc *	14,553	945,217
Computer Sciences Corp	14,600	887,972
Electronics For Imaging Inc *	34,890	1,511,086
EMC Corp	116,200	3,185,042
Finisar Corp *	9,000	238,590
FLIR Systems Inc	17,500	630,000
Google Inc ‘A’ *	3,800	4,235,138
Informatica Corp *	14,600	551,588
King Digital Entertainment PLC * (Ireland)	17,574	319,671
KLA-Tencor Corp	19,668	1,359,846
Lam Research Corp *	89,537	4,924,535
Lattice Semiconductor Corp *	121,053	949,056
Marvell Technology Group Ltd (Bermuda)	160,185	2,522,914
Mattson Technology Inc *	85,172	197,599
Maxim Integrated Products Inc	44,700	1,480,464
Microsemi Corp *	107,400	2,688,222
Microsoft Corp	35,400	1,451,046
Montage Technology Group Ltd * (Cayman)	17,608	352,512
NetApp Inc	57,099	2,106,953
Nuance Communications Inc *	158,700	2,724,879
Oracle Corp	12,000	490,920
PTC Inc *	11,964	423,885
QUALCOMM Inc	36,182	2,853,313
Rovi Corp *	22,800	519,384
Rudolph Technologies Inc *	81,000	924,210
Salesforce.com Inc *	10,400	593,736
Samsung Electronics Co Ltd (South Korea)	700	885,198
Seagate Technology PLC (Ireland)	20,000	1,123,200
Skyworks Solutions Inc *	75,095	2,817,564
SolarWinds Inc *	13,208	563,057
Spansion Inc ‘A’ *	132,125	2,301,617
Synaptics Inc *	71,000	4,261,420

	Shares	Value
Synopsys Inc *	185,147	$7,111,496
Teradyne Inc *	237,200	4,717,908
TIBCO Software Inc *	5,800	117,856
TriQuint Semiconductor Inc *	112,700	1,509,053
Trulia Inc *	1,200	39,840
Visa Inc ‘A’	6,000	1,295,160
VMware Inc ‘A’ *	11,617	1,254,868

		88,726,844

Total Common Stocks (Cost $74,232,561)		89,892,432

	Principal Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $1,221,905; collateralized by Fannie Mae: 1.740% due 12/26/18 and value $1,248,438)	$1,221,905	1,221,905

Total Short-Term Investment (Cost $1,221,905)		1,221,905

TOTAL INVESTMENTS - 99.0% (Cost $75,454,466)		91,114,337

OTHER ASSETS & LIABILITIES, NET - 1.0%		965,938

NET ASSETS - 100.0%		$92,080,275

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Semiconductors	28.9%
Application Software	15.4%
Semiconductor Equipment	13.2%
Systems Software	10.0%
Computer Storage & Peripherals	8.6%
Computer Hardware	5.0%
Communications Equipment	4.9%
Internet Software & Services	4.7%
Others (each less than 3.0%)	7.0%

97.7%
Short-Term Investment	1.3%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$1,165,588	$1,165,588	$-	$-
	Information Technology	88,726,844	87,841,646	885,198	-

		89,892,432	89,007,234	885,198	-
	Short-Term Investment	1,221,905	-	1,221,905	-

	Total	$91,114,337	$89,007,234	$2,107,103	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Malaysia - 0.1%

Genting Bhd Strike @ MYR 7.96 Exp 12/18/18 *	1,707,375	$1,516,272

Total Warrants (Cost $804,480)		1,516,272

PREFERRED STOCKS - 5.7%

Brazil - 4.3%

Banco Bradesco SA ADR	1,007,350	13,770,474
Lojas Americanas SA	3,364,540	24,807,737
Petroleo Brasileiro SA ADR	2,635,600	36,555,772
Telefonica Brasil SA	1,500	31,752

		75,165,735

Colombia - 1.3%

Banco Davivienda SA	580,832	7,505,096
Bancolombia SA	98,472	1,370,261
Bancolombia SA ADR	167,220	9,444,586
Cementos Argos SA (NYSE)	848,968	4,322,463

		22,642,406

India - 0.1%

Zee Entertainment Enterprises Ltd	84,748,734	1,021,710

Total Preferred Stocks (Cost $99,201,607)		98,829,851

COMMON STOCKS - 90.4%

Bermuda - 0.9%

Jardine Strategic Holdings Ltd (XSES)	441,000	15,889,425

Brazil - 8.7%

AMBEV SA ADR	751,970	5,572,098
B2W Cia Digital *	525,258	6,410,046
BM&FBovespa SA	6,456,343	32,011,397
Cyrela Brazil Realty SA Empreendimentos e Participacoes	552,900	3,328,609
Diagnosticos da America SA	1,215,100	8,113,162
Embraer SA ADR	427,553	15,173,856
Estacio Participacoes SA	1,789,100	18,025,044
Kroton Educacional SA	799,535	17,583,427
Localiza Rent a Car SA	36,600	535,531
Multiplan Empreendimentos Imobiliarios SA	44,400	947,487
Natura Cosmeticos SA	1,198,750	20,139,423
Sul America SA	1,244,541	8,309,738
Telefonica Brasil SA ADR	737,220	15,658,553

		151,808,371

Cayman - 13.4%

Baidu Inc ADR *	489,460	74,583,915
Ctrip.com International Ltd ADR *	153,020	7,715,268
Eurasia Drilling Co Ltd GDR (LI) ~	242,690	6,235,726
Home Inns & Hotels Management Inc ADR *	242,790	7,839,689
Mindray Medical International Ltd ADR	202,030	6,537,691
New Oriental Education & Technology Group Inc ADR	747,940	21,952,039
SOHO China Ltd	12,514,500	10,293,626
Tencent Holdings Ltd	660,200	45,967,085
Tingyi Cayman Islands Holding Corp	9,786,000	28,183,136

	Shares	Value
Want Want China Holdings Ltd	10,721,000	$15,960,139
Youku Tudou Inc ADR *	286,120	8,022,805

		233,291,119

Chile - 1.1%

Cencosud SA	5,640,025	18,708,376

China - 1.8%

China Life Insurance Co Ltd ‘H’	32,000	90,861
China Oilfield Services Ltd ‘H’	2,110,000	4,985,171
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	7,839,000	8,953,367
Sinopharm Group Co Ltd ‘H’	4,202,000	11,592,553
Tsingtao Brewery Co Ltd ‘H’	912,000	6,711,268

		32,333,220

Colombia - 0.9%

Almacenes Exito SA	548,834	8,260,593
Almacenes Exito SA GDR ~	506,172	7,575,623

		15,836,216

Denmark - 1.9%

Carlsberg AS ‘B’	328,860	32,771,186

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,810,474	9,422,757

France - 2.4%

LVMH Moet Hennessy Louis Vuitton SA	99,120	18,043,993
Pernod Ricard SA	207,670	24,194,638

		42,238,631

Hong Kong - 4.6%

AIA Group Ltd	3,509,000	16,671,784
CNOOC Ltd	11,586,000	17,513,814
Hang Lung Group Ltd	1,798,000	9,064,755
Hang Lung Properties Ltd	9,039,000	25,951,333
Hong Kong Exchanges & Clearing Ltd	741,134	11,243,428

		80,445,114

India - 12.3%

Ambuja Cements Ltd	2,720,817	9,190,809
Apollo Hospitals Enterprise Ltd	525,501	8,036,453
Asian Paints Ltd	1,000,491	9,178,801
Cipla Ltd	1,385,354	8,875,266
Colgate-Palmolive India Ltd	331,256	7,627,081
DLF Ltd	2,564,030	7,586,273
Hindustan Unilever Ltd	357,472	3,623,838
Housing Development Finance Corp	2,933,865	43,199,914
ICICI Bank Ltd ADR	641,160	28,082,808
Infosys Ltd	650,207	35,820,264
Marico Kaya Enterprises Ltd * +	25,776	1,646
Marico Ltd	1,273,813	4,441,139
Tata Consultancy Services Ltd	446,221	15,977,682
Ultratech Cement Ltd	436,627	16,019,285
Zee Entertainment Enterprises Ltd	3,669,432	16,703,946

		214,365,205

Indonesia - 2.9%

P.T. Astra International Tbk	43,639,200	28,572,116
P.T. Indocement Tunggal Prakarsa Tbk	4,235,000	8,806,005
P.T. Semen Indonesia Persero Tbk	6,449,500	9,055,132
P.T. Unilever Indonesia Tbk	1,558,500	4,043,762

		50,477,015

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Italy - 2.0%

Prada SPA	4,272,100	$33,074,145
Salvatore Ferragamo SPA	86,059	2,533,239

		35,607,384

Luxembourg - 1.5%

Tenaris SA ADR	593,850	26,277,863

Malaysia - 1.3%

Genting Bhd	7,239,800	22,166,048

Mexico - 5.2%

America Movil SAB de CV ‘L’ ADR	1,234,000	24,531,920
Fomento Economico Mexicano SAB de CV	2,378,483	22,182,535
Grupo Aeroportuario del Sureste SAB de CV ‘B’	78,923	969,407
Grupo Financiero Banorte SAB de CV ‘O’	1,455,906	9,845,807
Grupo Financiero Inbursa SAB de CV ‘O’	3,744,474	9,674,169
Grupo Televisa SAB ADR	715,900	23,832,311

		91,036,149

Netherlands - 2.3%

Yandex NV ‘A’ *	1,330,150	40,157,228

Nigeria - 0.9%

Guaranty Trust Bank PLC	24,498,433	3,784,975
Nigerian Breweries PLC	8,132,272	7,636,107
Zenith Bank PLC	37,217,664	4,509,865

		15,930,947

Panama - 0.2%

InRetail Peru Corp * ~ +	225,290	3,017,760

Philippines - 1.9%

International Container Terminal Services Inc	688,390	1,658,755
Jollibee Foods Corp	2,365,698	9,031,125
SM Investments Corp	766,333	12,067,559
SM Prime Holdings Inc	32,954,375	10,746,167

		33,503,606

Russia - 5.1%

Alrosa AO	8,019,561	8,224,405
Magnit OJSC (RTS) *	168,382	38,810,379
NOVATEK OAO GDR (LI) ~	374,766	41,363,282

		88,398,066

Singapore - 0.1%

CapitaMalls Asia Ltd	1,474,000	2,096,161

South Africa - 1.4%

MTN Group Ltd	949,115	19,433,710
Naspers Ltd ‘N’	51,216	5,650,817

		25,084,527

South Korea - 1.4%

NAVER Corp	24,885	18,116,622
Shinsegae Co Ltd	31,237	6,757,866

		24,874,488

Switzerland - 1.1%

Cie Financiere Richemont SA ‘A’	206,974	19,818,178

	Shares	Value
Taiwan - 2.2%

Taiwan Semiconductor Manufacturing Co Ltd	9,797,376	$38,281,891

Thailand - 1.1%

Airports of Thailand PCL	356,900	2,140,881
Bangkok Dusit Medical Services PCL	34,500	141,372
CP ALL PCL	12,198,900	16,382,364

		18,664,617

Turkey - 3.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS	914,290	10,141,893
BIM Birlesik Magazalar AS	389,671	8,771,955
Haci Omer Sabanci Holding AS	4,585,951	17,785,781
Turkiye Garanti Bankasi AS	3,637,514	12,427,493
Ulker Biskuvi Sanayi AS	656,437	4,613,069

		53,740,191

United Arab Emirates - 1.0%

DP World Ltd (LON)	793,575	14,345,342
DP World Ltd (NASDAQ)	168,843	3,022,290

		17,367,632

United Kingdom - 6.4%

Diageo PLC	451,305	14,007,064
Genel Energy PLC *	472,050	7,736,704
Glencore Xstrata PLC	5,988,870	30,891,375
Old Mutual PLC	3,899,794	13,117,518
SABMiller PLC	398,500	19,904,406
Tullow Oil PLC	2,073,416	25,902,553

		111,559,620

United States - 0.8%

MercadoLibre Inc	139,040	13,224,094

Total Common Stocks (Cost $1,361,141,815)		1,578,393,085

	Principal Amount

SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $65,231,451; collateralized by Freddie Mac: 1.830% due 11/05/18 and value $37,311,750; and U.S. Treasury Notes: 1.750% due 10/31/18 and value $29,225,813)	$65,231,451	65,231,451

Total Short-Term Investment (Cost $65,231,451)		65,231,451

TOTAL INVESTMENTS - 99.9% (Cost $1,526,379,353)		1,743,970,659

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,298,065

NET ASSETS - 100.0%		$1,746,268,724

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	19.1%
Financials	18.3%
Consumer Discretionary	17.0%
Information Technology	16.6%
Energy	9.5%
Materials	5.5%
Industrials	3.8%
Short-Term Investment	3.7%
Telecommunication Services	3.4%
Health Care	3.0%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $3,019,406 or 0.2% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$1,516,272	$1,516,272	$-	$-
	Preferred Stocks (1)	98,829,851	98,829,851	-	-
	Common Stocks
	Bermuda	15,889,425	-	15,889,425	-
	Brazil	151,808,371	151,808,371	-	-
	Cayman	233,291,119	136,945,033	96,346,086	-
	Chile	18,708,376	18,708,376	-	-
	China	32,333,220	-	32,333,220	-
	Colombia	15,836,216	8,260,593	7,575,623	-
	Denmark	32,771,186	-	32,771,186	-
	Egypt	9,422,757	-	9,422,757	-
	France	42,238,631	-	42,238,631	-
	Hong Kong	80,445,114	-	80,445,114	-
	India	214,365,205	28,082,808	186,280,751	1,646
	Indonesia	50,477,015	-	50,477,015	-
	Italy	35,607,384	33,074,145	2,533,239	-
	Luxembourg	26,277,863	26,277,863	-	-
	Malaysia	22,166,048	-	22,166,048	-
	Mexico	91,036,149	91,036,149	-	-
	Netherlands	40,157,228	40,157,228	-	-
	Nigeria	15,930,947	15,930,947	-	-
	Panama	3,017,760	-	-	3,017,760
	Philippines	33,503,606	-	33,503,606	-
	Russia	88,398,066	2,607,000	85,791,066	-
	Singapore	2,096,161	-	2,096,161	-
	South Africa	25,084,527	-	25,084,527	-
	South Korea	24,874,488	-	24,874,488	-
	Switzerland	19,818,178	-	19,818,178	-
	Taiwan	38,281,891	-	38,281,891	-
	Thailand	18,664,617	-	18,664,617	-
	Turkey	53,740,191	-	53,740,191	-
	United Arab Emirates	17,367,632	3,022,290	14,345,342	-
	United Kingdom	111,559,620	-	111,559,620	-
	United States	13,224,094	13,224,094	-	-

		1,578,393,085	569,134,897	1,006,238,782	3,019,406
	Short-Term Investment	65,231,451	-	65,231,451	-

	Total	$1,743,970,659	$669,481,020	$1,071,470,233	$3,019,406

During the three-month period ended March 31, 2014, an investment with a value of $9,422,757 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $217,564,273 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	985,175	$14,639,700

Total Preferred Stocks (Cost $15,047,222)		14,639,700

COMMON STOCKS - 97.9%

Bermuda - 1.5%

Li & Fung Ltd	17,142,938	25,413,972

Brazil - 0.5%

BM&FBovespa SA	1,662,016	8,240,494

Canada - 4.0%

Canadian National Railway Co (NYSE)	574,466	32,296,479
Loblaw Cos Ltd	70,960	3,010,424
Shoppers Drug Mart Corp	172,235	9,477,209
Valeant Pharmaceuticals International Inc (NYSE) *	155,316	20,475,308

		65,259,420

France - 13.2%

Air Liquide SA	253,308	34,358,800
Danone	467,540	33,070,571
Dassault Systemes	75,176	8,811,602
GDF Suez	588,190	16,117,587
Legrand SA	283,490	17,629,300
LVMH Moet Hennessy Louis Vuitton SA	184,812	33,643,527
Pernod Ricard SA	287,058	33,443,754
Schneider Electric SA (EPA)	443,822	39,458,597

		216,533,738

Germany - 12.0%

Bayer AG	529,392	71,593,211
Beiersdorf AG	268,907	26,225,236
Linde AG	166,000	33,227,612
Merck KGaA	166,469	28,030,375
MTU Aero Engines AG	82,570	7,679,723
SAP AG	371,698	30,086,621

		196,842,778

Hong Kong - 1.8%

AIA Group Ltd	5,131,213	24,379,160
China Unicom Hong Kong Ltd	4,036,069	5,295,291

		29,674,451

India - 1.1%

ICICI Bank Ltd ADR	421,796	18,474,665

Israel - 0.5%

Check Point Software Technologies Ltd *	118,038	7,982,910

Italy - 0.6%

Saipem SPA	404,806	9,890,681

Japan - 12.1%

Denso Corp	691,600	33,111,086
FANUC Corp	99,900	17,589,661
Honda Motor Co Ltd	1,018,800	35,821,942
Hoya Corp	927,900	29,010,892

	Shares	Value
Inpex Corp	1,383,900	$17,922,902
Japan Tobacco Inc	510,500	16,007,385
Kyocera Corp	321,100	14,455,220
Lawson Inc	76,100	5,379,128
Rinnai Corp	7,000	613,937
Shin-Etsu Chemical Co Ltd	336,600	19,210,801
Terumo Corp	457,800	9,980,479

		199,103,433

Netherlands - 8.2%

Akzo Nobel NV	368,696	30,208,934
Heineken NV	421,811	29,393,290
ING Groep NV CVA *	2,711,913	38,543,317
Randstad Holding NV	609,850	35,788,761

		133,934,302

Russia - 0.4%

Sberbank of Russia ADR (LON)	625,542	6,100,613

Singapore - 1.9%

DBS Group Holdings Ltd	1,852,414	23,848,837
Singapore Telecommunications Ltd Board Lot 10	2,403,531	6,966,254

		30,815,091

South Korea - 0.8%

Samsung Electronics Co Ltd	9,951	12,583,723

Spain - 2.1%

Amadeus IT Holding SA ‘A’	579,120	24,080,938
Banco Santander SA	1,040,311	9,934,172

		34,015,110

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	436,775	18,614,132

Switzerland - 10.9%

Julius Baer Group Ltd	530,627	23,586,088
Kuehne + Nagel International AG	78,473	10,993,504
Nestle SA	789,341	59,475,942
Roche Holding AG (XVTX)	86,011	25,853,748
Sonova Holding AG	99,528	14,560,938
Swiss Re AG	121,857	11,306,801
UBS AG (XVTX)	1,638,299	33,824,282

		179,601,303

Taiwan - 2.7%

Hon Hai Precision Industry Co Ltd	5,095,294	14,447,765
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,485,148	29,732,663

		44,180,428

Thailand - 0.2%

Kasikornbank PCL	673,300	3,850,809

United Kingdom - 20.4%

Barclays PLC	4,374,326	17,062,611
BG Group PLC	1,336,485	24,925,871
Compass Group PLC	2,947,188	45,045,005
Delphi Automotive PLC	220,068	14,933,814
Diageo PLC	797,479	24,751,197
Hays PLC	3,741,737	9,066,582
HSBC Holdings PLC (LI)	4,510,879	45,673,287
Reckitt Benckiser Group PLC	361,907	29,494,633
Rio Tinto PLC	565,133	31,517,247

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Smiths Group PLC	896,072	$19,023,937
Standard Chartered PLC	1,552,626	32,471,954
WPP PLC	1,989,688	41,162,419

		335,128,557

United States - 1.9%

NCR Corp *	245,628	8,977,703
Yum! Brands Inc	299,156	22,553,371

		31,531,074

Total Common Stocks (Cost $1,213,733,715)		1,607,771,684

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $11,489,917; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $11,722,988)	$11,489,917	11,489,917

Total Short-Term Investment (Cost $11,489,917)		11,489,917

TOTAL INVESTMENTS - 99.5% (Cost $1,240,270,854)		1,633,901,301

OTHER ASSETS & LIABILITIES, NET - 0.5%		8,432,386

NET ASSETS - 100.0%		$1,642,333,687

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	19.0%
Consumer Discretionary	16.5%
Consumer Staples	16.4%
Industrials	11.5%
Information Technology	11.0%
Health Care	10.4%
Materials	9.1%
Energy	3.2%
Others (each less than 3.0%)	2.4%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$14,639,700	$14,639,700	$-	$-
	Common Stocks
	Bermuda	25,413,972	-	25,413,972	-
	Brazil	8,240,494	8,240,494	-	-
	Canada	65,259,420	65,259,420	-	-
	France	216,533,738	-	216,533,738	-
	Germany	196,842,778	-	196,842,778	-
	Hong Kong	29,674,451	-	29,674,451	-
	India	18,474,665	18,474,665	-	-
	Israel	7,982,910	7,982,910	-	-
	Italy	9,890,681	-	9,890,681	-
	Japan	199,103,433	-	199,103,433	-
	Netherlands	133,934,302	-	133,934,302	-
	Russia	6,100,613	-	6,100,613	-
	Singapore	30,815,091	-	30,815,091	-
	South Korea	12,583,723	-	12,583,723	-
	Spain	34,015,110	-	34,015,110	-
	Sweden	18,614,132	-	18,614,132	-
	Switzerland	179,601,303	-	179,601,303	-
	Taiwan	44,180,428	29,732,663	14,447,765	-
	Thailand	3,850,809	-	3,850,809	-
	United Kingdom	335,128,557	14,933,814	320,194,743	-
	United States	31,531,074	31,531,074	-	-

		1,607,771,684	176,155,040	1,431,616,644	-
	Short-Term Investment	11,489,917	-	11,489,917	-

	Total	$1,633,901,301	$190,794,740	$1,443,106,561	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Portugal - 0.0%

Mota-Engil SGPS SA Exp 12/31/49 * +	150,621	$97,705

Total Rights (Cost $0)		97,705

PREFERRED STOCKS - 0.3%

Brazil - 0.3%

Cia Energetica de Sao Paulo ‘B’	369,750	4,342,811

Total Preferred Stocks (Cost $3,755,366)		4,342,811

COMMON STOCKS - 97.5%

Australia - 4.8%

Arrium Ltd	3,109,700	3,896,986
Beach Energy Ltd	2,020,690	3,197,635
Challenger Ltd	942,811	5,600,440
CSR Ltd	1,470,600	4,789,817
Federation Centres Ltd REIT	2,701,749	5,914,759
Flight Centre Travel Group Ltd	144,857	7,056,098
Grange Resources Ltd	4,091,556	987,267
iiNET Ltd	906,473	6,241,861
Investa Office Fund REIT	1,684,000	5,061,881
JB Hi-Fi Ltd	312,777	5,440,549
Paladin Energy Ltd *	5,699,497	2,460,226
PanAust Ltd	1,463,872	2,140,269
Spark Infrastructure Group	4,059,754	6,439,787
TPG Telecom Ltd	1,542,110	9,536,787

		68,764,362

Austria - 0.5%

Oesterreichische Post AG	133,194	6,710,646

Belgium - 0.3%

NV Bekaert SA	107,800	4,405,138

Bermuda - 0.9%

Golden Ocean Group Ltd	1,626,022	3,225,280
Hiscox Ltd	518,034	5,889,274
Tsakos Energy Navigation Ltd	444,300	3,447,768

		12,562,322

Canada - 7.4%

Alamos Gold Inc	152,100	1,374,472
Argonaut Gold Inc *	289,800	1,263,533
B2Gold Corp *	834,700	2,265,129
Bankers Petroleum Ltd *	854,500	4,158,489
Bonavista Energy Corp	327,460	4,789,714
Calfrac Well Services Ltd	108,125	3,440,830
Canadian Apartment Properties REIT	185,500	3,577,440
Canam Group Inc	273,400	3,410,390
Celestica Inc *	401,875	4,398,632
Cogeco Cable Inc	103,600	5,374,455
Constellation Software Inc	27,450	6,654,546
Enerflex Ltd	342,800	5,457,513
Ensign Energy Services Inc	192,400	2,843,796
Gibson Energy Inc	175,950	4,563,081
Gluskin Sheff + Associates Inc	197,600	5,707,253
Horizon North Logistics Inc	373,261	2,822,670
Methanex Corp (TSE)	102,600	6,565,286

	Shares	Value
Nevsun Resources Ltd	696,300	$2,355,642
Norbord Inc	76,900	2,026,320
Parkland Fuel Corp	328,400	6,345,205
Sandvine Corp *	1,268,100	3,578,898
Stantec Inc (TSE)	80,500	4,920,294
TELUS Corp	116,800	4,187,050
The Jean Coutu Group PJC Inc ‘A’	234,000	4,624,966
TransGlobe Energy Corp *	269,800	2,057,362
Trinidad Drilling Ltd	379,900	3,982,850
West Fraser Timber Co Ltd	77,400	3,535,685

		106,281,501

Cayman - 0.5%

AMVIG Holdings Ltd	2,232,000	856,244
Coolpad Group Ltd	856,000	424,920
HKT Trust & HKT Ltd	3,339,000	3,518,100
Polarcus Ltd *	3,842,293	2,988,734

		7,787,998

China - 0.3%

Angang Steel Co Ltd ‘H’ *	6,942,000	4,291,739

Denmark - 3.2%

GN Store Nord AS	260,000	6,464,102
Jyske Bank AS *	112,065	6,161,430
NKT Holding AS	59,100	3,424,525
Pandora AS	161,803	10,727,853
Royal UNIBREW	41,465	6,912,185
Topdanmark AS *	195,760	5,707,248
Tryg AS	58,297	5,764,755

		45,162,098

Finland - 1.0%

Caverion Corp	344,100	3,703,522
Huhtamaki OYJ	226,304	6,215,144
Tieto OYJ	179,523	4,619,124

		14,537,790

France - 5.1%

Cap Gemini SA	119,945	9,094,150
CNP Assurances	338,418	7,171,384
Imerys SA	59,981	5,332,187
Ipsen SA	64,288	2,634,223
Mercialys SA REIT	205,048	4,293,216
Plastic Omnium SA	234,067	8,703,414
Publicis Groupe SA	53,025	4,795,789
SCOR SE	200,855	7,037,880
Technicolor SA *	715,753	5,178,082
Valeo SA	79,057	11,151,539
Wendel SA	46,713	7,267,086

		72,658,950

Germany - 7.1%

Aareal Bank AG *	94,579	4,158,446
Deutz AG *	348,176	2,945,932
Duerr AG	58,378	4,511,758
Freenet AG *	284,543	9,962,238
Hannover Rueck SE	113,372	10,139,683
Heidelberger Druckmaschinen AG *	1,571,100	4,839,899
Infineon Technologies AG	754,191	8,998,598
KION Group AG *	88,900	4,171,788
Kloeckner & Co SE *	179,800	2,655,843
Krones AG	42,543	4,066,135
Manz AG *	22,200	1,998,756
Nordex SE *	276,800	4,467,971
Norma Group SE	85,500	4,534,620
ProSiebenSat.1 Media AG	148,656	6,817,552
Rhoen Klinikum AG	187,600	6,008,359
Symrise AG	98,250	4,911,369

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Talanx AG	111,016	$3,992,838
United Internet AG	134,857	6,331,840
Wincor Nixdorf AG	88,700	6,371,651

		101,885,276

Greece - 0.3%

Public Power Corp SA	294,467	4,872,634

Hong Kong - 1.2%

Dah Sing Banking Group Ltd	2,295,928	3,629,837
Melco International Development Ltd	1,284,000	4,331,931
PCCW Ltd	8,991,000	4,492,230
Techtronic Industries Co	1,586,500	4,438,477

		16,892,475

Ireland - 1.6%

DCC PLC	135,836	7,386,019
Grafton Group PLC	310,900	3,353,128
ICON PLC *	96,000	4,564,800
Paddy Power PLC	6,369	504,601
Smurfit Kappa Group PLC	294,395	7,160,779

		22,969,327

Israel - 0.5%

Cellcom Israel Ltd	207,613	2,841,750
Mizrahi Tefahot Bank Ltd	171,485	2,346,212
Orbotech Ltd *	154,300	2,374,677

		7,562,639

Italy - 2.8%

Ansaldo STS SPA	347,149	4,066,744
Banca Generali SPA	190,617	6,288,390
Banca Popolare di Milano Scarl *	4,230,700	4,264,476
Brembo SPA	164,848	6,239,942
De’Longhi SPA	259,182	5,837,204
Mediolanum SPA	1,056,219	9,984,546
World Duty Free SPA *	282,994	3,972,302

		40,653,604

Japan - 18.8%

ADEKA Corp	244,400	2,811,891
Ain Pharmaciez Inc	46,500	2,149,292
Alpine Electronics Inc	191,600	2,508,667
Bando Chemical Industries Ltd	429,000	1,760,880
Calbee Inc	148,300	3,499,915
Daihen Corp	826,000	3,281,343
Dainippon Screen Manufacturing Co Ltd	676,000	3,118,108
DIC Corp	2,470,000	6,471,549
Eiken Chemical Co Ltd	194,500	3,370,875
Enplas Corp	57,300	3,214,523
Haseko Corp	906,000	5,656,744
Higashi Nihon House Co Ltd	847,000	3,820,895
Hino Motors Ltd	421,000	6,232,346
Hitachi Capital Corp	265,800	5,673,144
Hitachi Transport System Ltd	222,800	3,611,944
Hogy Medical Co Ltd	51,267	2,633,770
Ichiyoshi Securities Co Ltd	235,900	3,143,352
Iida Group Holdings Co Ltd	248,124	3,448,801
Izumi Co Ltd	91,300	2,694,073
Japan Airlines Co Ltd	90,300	4,439,114
Juki Corp *	1,858,000	3,736,354
Kanamoto Co Ltd	277,000	8,092,478
Kinden Corp	282,000	2,725,569
Kissei Pharmaceutical Co Ltd	136,600	3,400,814
Kose Corp	137,900	4,521,986
Kuroda Electric Co Ltd	247,500	4,002,451
Kyowa Exeo Corp	322,400	4,135,393
M3 Inc	302,000	4,952,012
Mandom Corp	110,200	3,977,710

	Shares	Value
Matsumotokiyoshi Holdings Co Ltd	150,500	$4,784,411
Meitec Corp	129,900	3,704,497
Misawa Homes Co Ltd	238,900	3,063,439
Mito Securities Co Ltd	534,000	2,308,607
Mitsubishi Steel Manufacturing Co Ltd	981,000	2,095,027
Mutoh Holdings Co Ltd	653,000	2,999,016
NEC Capital Solutions Ltd	121,500	2,526,182
NHK Spring Co Ltd	391,100	3,618,592
Nichiha Corp	379,100	4,374,190
Nihon Unisys Ltd	640,400	6,251,701
Nippon Paint Co Ltd	295,000	4,461,214
Nishio Rent All Co Ltd	95,100	3,521,187
Nisshin Steel Holdings Co Ltd	232,300	1,981,794
Nissin Electric Co Ltd	567,000	2,917,254
Nitto Kogyo Corp	144,700	3,033,275
Open House Co Ltd	199,000	3,379,730
PanaHome Corp	364,000	2,495,625
Raysum Co Ltd *	230,200	2,325,609
Rohto Pharmaceutical Co Ltd	299,600	5,282,028
Roland DG Corp	130,200	5,176,530
Sawai Pharmaceutical Co Ltd	50,400	3,086,696
Seikitokyu Kogyo Co Ltd *	2,420,000	2,877,723
Seino Holdings Co Ltd	401,000	3,815,026
Showa Corp	549,000	6,018,385
SKY Perfect JSAT Holdings Inc	636,300	3,395,845
SMK Corp	649,000	2,440,004
Sohgo Security Services Co Ltd	154,900	3,244,744
Sumitomo Osaka Cement Co Ltd	1,224,000	5,055,307
Sundrug Co Ltd	74,100	3,380,232
Tabuchi Electric Co Ltd	72,000	502,152
Tadano Ltd	206,000	2,672,367
Taiko Pharmaceutical Co Ltd	232,600	3,799,419
TBK Co Ltd	109,000	549,119
The Hiroshima Bank Ltd	832,000	3,489,319
Tosoh Corp	1,465,000	5,640,077
Toyo Tire & Rubber Co Ltd	1,157,000	8,177,264
TS Tech Co Ltd	141,600	4,284,018
Tsuruha Holdings Inc	57,400	5,641,126
Ulvac Inc *	375,664	7,655,899
Usen Corp *	1,379,420	4,318,455
West Holdings Corp	302,300	3,651,545
Yamatane Corp	1,356,000	2,128,223

		269,208,846

Netherlands - 1.0%

Aalberts Industries NV	100,325	3,506,061
Arcadis NV	105,145	4,047,638
PostNL NV *	725,200	3,325,883
USG People NV	162,508	2,639,425

		13,519,007

New Zealand - 0.5%

Telecom Corp of New Zealand Ltd	3,251,712	6,886,437

Portugal - 0.6%

CTT-Correios de Portugal SA *	274,992	3,021,172
Mota-Engil SGPS SA	150,621	1,225,513
ZON OPTIMUS SGPS SA	565,800	4,447,729

		8,694,414

Singapore - 0.8%

Asian Pay Television Trust	4,896,039	2,882,560
Olam International Ltd	2,385,000	4,217,487
Singapore Post Ltd	3,631,000	3,928,919

		11,028,966

South Korea - 3.4%

Chong Kun Dang Pharmaceutical Corp	75,602	5,607,373
Chongkundang Holdings Corp	29,255	1,558,883

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Daeduck GDS Co Ltd	208,570	$3,245,929
Dongbu Insurance Co Ltd	72,800	3,783,094
Humax Co Ltd	264,489	3,263,040
Iljin Display Co Ltd	299,360	4,486,183
KEPCO Plant Service & Engineering Co Ltd	51,634	3,294,274
Korea Aerospace Industries Ltd	160,470	5,115,347
Korea District Heating Corp	37,055	2,373,428
LG Fashion Corp	94,800	2,488,329
LIG Insurance Co Ltd	150,310	4,417,692
LOTTE Himart Co Ltd	75,644	5,151,645
Meritz Fire & Marine Insurance Co Ltd	266,300	3,721,231

		48,506,448

Spain - 2.1%

Acerinox SA	354,801	5,705,492
Bolsas y Mercados Espanoles SA	177,378	7,223,187
Distribuidora Internacional de Alimentacion SA	525,895	4,813,262
Ence Energia y Celulosa SA	983,246	2,971,476
Gamesa Corp Tecnologica SA *	508,988	5,534,065
Red Electrica Corp SA	46,982	3,822,490

		30,069,972

Sweden - 2.7%

AarhusKarlshamn AB	110,745	7,270,838
Betsson AB *	89,832	3,272,181
Intrum Justitia AB	234,779	6,409,953
JM AB	162,700	5,346,171
Kungsleden AB	395,300	3,265,431
Meda AB ‘A’	434,436	6,685,478
Trelleborg AB ‘B’	342,722	6,929,592

		39,179,644

Switzerland - 9.6%

Actelion Ltd	95,426	9,048,331
Adecco SA	119,180	9,940,274
Alpiq Holding AG	21,000	2,898,093
Autoneum Holding AG	15,900	3,661,830
Baloise Holding AG	50,806	6,388,517
Banque Cantonale Vaudoise	9,092	5,301,038
Basilea Pharmaceutica	32,200	3,681,437
Bucher Industries AG	17,445	5,924,532
EMS-Chemie Holding AG	10,581	4,009,888
Flughafen Zuerich AG	6,758	4,345,260
Forbo Holding AG	6,200	6,515,460
Galenica AG	6,112	5,919,773
GAM Holding AG	255,290	4,612,971
Georg Fischer AG *	9,499	7,374,968
Givaudan SA	6,102	9,448,357
Helvetia Holding AG	12,428	6,370,227
Implenia AG	29,092	2,174,834
Lindt & Spruengli AG - Participation Certificates	1,929	9,562,102
Lonza Group AG	42,352	4,332,462
OC Oerlikon Corp AG	455,862	7,693,185
Swiss Life Holding AG	36,300	8,921,648
Temenos Group AG	171,577	6,040,610
Vontobel Holding AG	81,297	3,215,905

		137,381,702

Thailand - 0.2%

Sino-Thai Engineering & Construction PCL NVDR	6,623,000	3,298,245

United Kingdom - 20.0%

3i Group PLC	1,343,880	8,924,323
Aberdeen Asset Management PLC	540,390	3,523,113
Afren PLC *	1,662,819	3,919,387
Ashmore Group PLC	642,449	3,565,968

	Shares	Value
Ashtead Group PLC	514,548	$8,182,189
Aveva Group PLC	125,298	4,379,921
Babcock International Group PLC	192,369	4,324,455
Barratt Developments PLC	422,046	2,905,647
Beazley PLC	2,269,001	9,996,873
Bellway PLC	384,799	10,653,783
Berendsen PLC	268,000	4,999,767
Berkeley Group Holdings PLC	242,129	10,581,882
Betfair Group PLC	195,000	3,594,608
Bodycote PLC	716,308	9,659,957
Booker Group PLC	2,603,207	7,176,203
Britvic PLC	403,051	4,989,687
Cairn Energy PLC *	1,299,800	3,619,975
Close Brothers Group PLC	390,964	9,215,512
Cobham PLC	1,401,906	6,999,113
Croda International PLC	192,236	8,185,732
Direct Line Insurance Group PLC	1,431,700	5,674,962
Dixons Retail PLC *	9,615,074	7,896,185
DS Smith PLC	1,426,676	7,740,043
easyJet PLC	328,962	9,416,139
Go-Ahead Group PLC	186,593	5,804,909
Home Retail Group PLC	1,305,348	4,725,721
International Personal Finance PLC	429,206	3,664,690
Jupiter Fund Management PLC	607,763	4,067,942
London Stock Exchange Group PLC	266,836	8,773,480
Micro Focus International PLC	496,417	6,872,221
Mondi PLC	570,699	9,996,105
Next PLC	64,461	7,106,654
Northgate PLC	690,681	5,991,716
Pace PLC	937,667	7,041,611
Persimmon PLC *	221,346	4,968,578
Playtech PLC	257,200	2,899,727
Rexam PLC	634,050	5,152,677
Rightmove PLC	207,228	9,124,476
RPC Group PLC	339,408	3,572,630
Serco Group PLC	677,900	4,757,425
SIG PLC	1,071,107	3,598,242
Soco International PLC *	525,800	3,474,240
St James’s Place PLC	540,471	7,443,385
Stagecoach Group PLC	616,971	4,064,986
Synthomer PLC	730,400	3,450,725
Taylor Wimpey PLC	4,698,249	9,230,782

		285,908,346

United States - 0.3%

Gran Tierra Energy Inc *	619,800	4,653,406

Total Common Stocks (Cost $1,024,365,338)		1,396,333,932

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $25,130,962; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $25,636,144)	$25,130,962	$25,130,962

Total Short-Term Investment (Cost $25,130,962)		25,130,962

TOTAL INVESTMENTS - 99.6% (Cost $1,053,251,666)		1,425,905,410

OTHER ASSETS & LIABILITIES, NET - 0.4%		5,131,877

NET ASSETS - 100.0%		$1,431,037,287

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified as a percentage of net assets as follows:

Industrials	21.2%
Financials	18.3%
Consumer Discretionary	17.7%
Materials	10.9%
Information Technology	8.7%
Health Care	5.8%
Consumer Staples	5.6%
Energy	4.6%
Telecommunication Services	3.3%
Others (each less than 3.0%)	3.5%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a value of $97,705 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$97,705	$-	$-	$97,705
	Preferred Stocks (1)	4,342,811	4,342,811	-	-
	Common Stocks
	Australia	68,764,362	-	68,764,362	-
	Austria	6,710,646	-	6,710,646	-
	Belgium	4,405,138	-	4,405,138	-
	Bermuda	12,562,322	3,447,768	9,114,554	-
	Canada	106,281,501	106,281,501	-	-
	Cayman	7,787,998	-	7,787,998	-
	China	4,291,739	-	4,291,739	-
	Denmark	45,162,098	-	45,162,098	-
	Finland	14,537,790	-	14,537,790	-
	France	72,658,950	-	72,658,950	-
	Germany	101,885,276	-	101,885,276	-
	Greece	4,872,634	-	4,872,634	-
	Hong Kong	16,892,475	4,438,477	12,453,998	-
	Ireland	22,969,327	4,564,800	18,404,527	-
	Israel	7,562,639	2,374,677	5,187,962	-
	Italy	40,653,604	-	40,653,604	-
	Japan	269,208,846	-	269,208,846	-
	Netherlands	13,519,007	-	13,519,007	-
	New Zealand	6,886,437	-	6,886,437	-
	Portugal	8,694,414	-	8,694,414	-
	Singapore	11,028,966	-	11,028,966	-
	South Korea	48,506,448	-	48,506,448	-
	Spain	30,069,972	-	30,069,972	-
	Sweden	39,179,644	-	39,179,644	-
	Switzerland	137,381,702	-	137,381,702	-
	Thailand	3,298,245	-	3,298,245	-
	United Kingdom	285,908,346	-	285,908,346	-
	United States	4,653,406	4,653,406	-	-

		1,396,333,932	125,760,629	1,270,573,303	-
	Short-Term Investment	25,130,962	-	25,130,962	-

	Total	$1,425,905,410	$130,103,440	$1,295,704,265	$97,705

During the three-month period ended March 31, 2014, investments with a total aggregate value of $9,056,174 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $8,781,288 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%

Germany - 1.5%

Volkswagen AG	67,100	$17,385,270

Total Preferred Stocks (Cost $12,323,627)		17,385,270

COMMON STOCKS - 97.3%

Australia - 1.9%

Australia & New Zealand Banking Group Ltd	517,410	15,901,645
Goodman Group REIT	1,567,024	6,876,971

		22,778,616

Belgium - 1.4%

Solvay SA	107,900	16,959,352

Canada - 0.5%

First Quantum Minerals Ltd	302,204	5,584,828

China - 0.5%

China Construction Bank Corp ‘H’	8,935,000	6,259,928

Denmark - 1.0%

Danske Bank AS	432,713	12,066,163

Finland - 1.2%

UPM-Kymmene OYJ	869,780	14,894,472

France - 15.2%

AXA SA	783,646	20,403,524
BNP Paribas SA	386,809	29,902,772
Bouygues SA	185,237	7,742,052
Cie de St-Gobain	404,972	24,518,251
Electricite de France	207,022	8,198,414
GDF Suez	804,119	22,034,475
Lafarge SA	203,332	15,938,185
Publicis Groupe SA	153,030	13,840,633
Schneider Electric SA (EPA)	198,714	17,666,938
Sodexo	140,942	14,796,445
Suez Environnement Co	350,697	7,124,925

		182,166,614

Germany - 10.4%

Allianz SE	52,112	8,806,888
BASF SE	211,500	23,505,402
Bayer AG	200,748	27,148,491
Commerzbank AG *	590,374	10,861,884
Daimler AG (XETR)	286,533	27,078,796
Deutsche Telekom AG	1,298,722	21,006,392
Metro AG	144,492	5,903,437

		124,311,290

Hong Kong - 3.0%

China Overseas Land & Investment Ltd	3,944,000	10,206,428
Hutchison Whampoa Ltd	1,373,000	18,245,141
Wharf Holdings Ltd	1,152,000	7,375,218

		35,826,787

India - 0.8%

ICICI Bank Ltd ADR	228,369	10,002,562

	Shares	Value
Ireland - 0.6%

Ryanair Holdings PLC ADR *	129,471	$7,614,190

Italy - 3.7%

Assicurazioni Generali SPA	366,244	8,172,931
Enel SPA	2,817,331	15,963,808
Eni SPA	801,257	20,121,676

		44,258,415

Japan - 20.8%

Bridgestone Corp	299,600	10,610,068
Daiwa House Industry Co Ltd	662,000	11,207,535
East Japan Railway Co	173,900	12,803,316
Hitachi Ltd	3,091,000	22,769,835
Honda Motor Co Ltd	497,600	17,496,072
Japan Tobacco Inc	566,100	17,750,795
Kawasaki Heavy Industries Ltd	2,611,000	9,599,696
KDDI Corp	273,000	15,886,682
Mitsubishi UFJ Financial Group Inc	5,212,700	28,595,149
Nomura Holdings Inc	1,567,700	10,039,223
ORIX Corp	785,000	11,025,451
Ricoh Co Ltd	883,400	10,235,173
Seven & I Holdings Co Ltd	407,600	15,546,334
Sumitomo Electric Industries Ltd	658,000	9,775,752
Sumitomo Mitsui Financial Group Inc	436,900	18,623,511
Toyota Motor Corp	252,600	14,216,017
Yamato Holdings Co Ltd	631,700	13,600,158

		249,780,767

Netherlands - 3.6%

Airbus Group NV	180,613	12,952,525
ING Groep NV CVA *	964,786	13,712,111
Koninklijke KPN NV *	4,523,247	16,005,976

		42,670,612

Norway - 0.9%

Statoil ASA	366,561	10,353,494

South Korea - 1.0%

Samsung Electronics Co Ltd	9,123	11,536,660

Spain - 1.6%

CaixaBank SA	1,488,308	9,587,306
Repsol SA	358,988	9,173,344

		18,760,650

Sweden - 1.2%

Electrolux AB ‘B’	382,435	8,346,365
Nordea Bank AB	437,997	6,220,552

		14,566,917

Switzerland - 5.8%

Novartis AG	321,685	27,322,447
Roche Holding AG (XVTX)	66,817	20,084,290
Swiss Re AG	101,506	9,418,484
UBS AG (XVTX)	625,986	12,924,092

		69,749,313

United Kingdom - 22.2%

AstraZeneca PLC	276,274	17,900,631
Aviva PLC	1,154,687	9,196,656
Barclays PLC	3,152,535	12,296,861
BG Group PLC	1,054,572	19,668,104
BP PLC	2,201,160	17,627,599
HSBC Holdings PLC (LI)	3,424,742	34,675,997

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
InterContinental Hotels Group PLC	373,502	$12,021,533
Kingfisher PLC	1,580,925	11,129,451
Prudential PLC	940,027	19,913,714
Rio Tinto PLC	455,735	25,416,163
Royal Dutch Shell PLC ‘A’ (LI)	821,487	30,028,032
SABMiller PLC	272,353	13,603,575
Tullow Oil PLC	440,577	5,503,994
Vodafone Group PLC	7,748,275	28,525,708
Wolseley PLC	142,942	8,150,907

		265,658,925

Total Common Stocks (Cost $1,012,696,404)		1,165,800,555

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $16,099,950; collateralized by U.S. Treasury Notes: 1.750% due 10/31/18 and value $16,422,750)	$16,099,950	16,099,950

Total Short-Term Investment (Cost $16,099,950)		16,099,950

TOTAL INVESTMENTS - 100.1% (Cost $1,041,119,981)		1,199,285,775

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(830,125)

NET ASSETS - 100.0%		$1,198,455,650

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	29.6%
Consumer Discretionary	12.3%
Industrials	11.9%
Energy	9.4%
Materials	8.5%
Health Care	7.7%
Telecommunication Services	6.8%
Utilities	4.5%
Consumer Staples	4.4%
Information Technology	3.7%
Others (each less than 3.0%)	1.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	5,117,219	USD	4,449,416	05/14	CIT	$285,230
AUD	73,385,752	USD	63,899,763	05/14	WBC	3,999,542
CHF	45,758,510	USD	50,689,538	05/14	BRC	1,084,516
CHF	3,432,356	USD	3,899,124	05/14	SGN	(15,541)
EUR	2,244,609	GBP	1,844,193	05/14	GSC	18,310
EUR	7,619,682	USD	10,360,931	05/14	GSC	135,576
EUR	5,866,618	USD	8,013,178	05/14	HSB	68,392
EUR	6,625,788	USD	9,118,410	05/14	WBC	8,957
GBP	1,447,430	AUD	2,752,853	05/14	SSB	(134,582)
GBP	1,592,173	CHF	2,371,335	05/14	SSB	(29,369)
GBP	2,914,745	EUR	3,538,587	05/14	HSB	(16,520)
GBP	1,449,611	EUR	1,759,173	05/14	UBS	(7,254)
GBP	6,213,654	USD	10,240,432	05/14	HSB	115,997
GBP	9,037,330	USD	15,033,616	05/14	MSC	29,092
HKD	50,647,591	USD	6,524,399	05/14	MER	6,112
JPY	370,581,594	EUR	2,656,636	05/14	SSB	(68,581)
JPY	388,314,270	USD	3,811,891	05/14	CBA	(48,988)
JPY	427,878,311	USD	4,202,929	05/14	CSF	(56,636)
JPY	286,227,843	USD	2,809,108	05/14	MER	(35,458)
JPY	436,535,372	USD	4,314,657	05/14	SSB	(84,474)
NOK	14,453,216	GBP	1,439,223	05/14	MSC	11,827
NOK	26,310,363	USD	4,388,862	05/14	CSF	(632)
NOK	20,254,521	USD	3,224,836	05/14	SGN	153,357
NOK	16,479,380	USD	2,738,967	05/14	WBC	9,581
SEK	20,434,567	USD	3,201,379	05/14	HSB	(45,833)
SEK	96,032,780	USD	14,911,089	05/14	SGN	(81,522)
SEK	17,042,959	USD	2,604,936	05/14	SGN	26,871
SEK	5,848,713	USD	894,461	05/14	WBC	8,709
SGD	23,598,760	USD	18,497,370	05/14	TDB	263,409
USD	3,771,752	CAD	4,226,814	05/14	SSB	(48,574)
USD	5,717,392	CHF	5,162,702	05/14	BRC	(124,014)
USD	3,194,497	CHF	2,873,565	05/14	HSB	(56,835)
USD	3,986,199	EUR	2,908,403	05/14	ANZ	(20,277)
USD	48,160,913	EUR	35,555,127	05/14	BRC	(818,117)
USD	2,388,468	EUR	1,733,292	05/14	BRC	768
USD	6,566,275	EUR	4,798,726	05/14	CIT	(44,219)
USD	4,566,111	EUR	3,296,436	05/14	CSF	25,100
USD	4,954,993	EUR	3,610,911	05/14	GSC	(19,224)
USD	11,423,682	EUR	8,213,712	05/14	HSB	108,868
USD	4,846,588	EUR	3,489,599	05/14	MSC	39,484
USD	4,083,206	EUR	3,021,412	05/14	RBS	(78,946)
USD	8,545,469	EUR	6,290,777	05/14	SGN	(120,403)
USD	4,696,655	EUR	3,450,510	05/14	UBS	(56,602)
USD	4,075,231	EUR	2,935,284	05/14	UBS	31,725
USD	3,271,359	GBP	1,967,285	05/14	BRC	(7,557)
USD	2,818,282	GBP	1,685,958	05/14	BRC	8,259
USD	6,598,911	GBP	3,982,875	05/14	GSC	(39,430)
USD	2,979,254	GBP	1,790,559	05/14	RBC	(5,109)
USD	7,241,707	GBP	4,412,258	05/14	SGN	(112,297)
USD	3,026,510	GBP	1,833,593	05/14	SSB	(29,578)
USD	23,867,330	GBP	14,519,219	05/14	WBC	(332,158)
USD	20,017,722	HKD	155,387,845	05/14	WBC	(18,017)
USD	10,532,832	JPY	1,079,038,180	05/14	BRC	76,568
USD	2,455,764	JPY	251,221,248	05/14	CSF	21,341
USD	3,451,016	JPY	349,049,217	05/14	GSC	68,605
USD	19,000,074	JPY	1,941,532,210	05/14	MSC	185,936
USD	3,265,538	JPY	334,164,461	05/14	WBC	27,366
USD	3,646,369	NOK	21,901,551	05/14	UBS	(6,528)
USD	7,188,457	NOK	43,982,680	05/14	WBC	(147,288)

Total Forward Foreign Currency Contracts						$4,108,935

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$17,385,270	$-	$17,385,270	$-
	Common Stocks
	Australia	22,778,616	-	22,778,616	-
	Belgium	16,959,352	-	16,959,352	-
	Canada	5,584,828	5,584,828	-	-
	China	6,259,928	-	6,259,928	-
	Denmark	12,066,163	-	12,066,163	-
	Finland	14,894,472	-	14,894,472	-
	France	182,166,614	-	182,166,614	-
	Germany	124,311,290	-	124,311,290	-
	Hong Kong	35,826,787	-	35,826,787	-
	India	10,002,562	10,002,562	-	-
	Ireland	7,614,190	7,614,190	-	-
	Italy	44,258,415	-	44,258,415	-
	Japan	249,780,767	-	249,780,767	-
	Netherlands	42,670,612	-	42,670,612	-
	Norway	10,353,494	-	10,353,494	-
	South Korea	11,536,660	-	11,536,660	-
	Spain	18,760,650	-	18,760,650	-
	Sweden	14,566,917	-	14,566,917	-
	Switzerland	69,749,313	-	69,749,313	-
	United Kingdom	265,658,925	-	265,658,925	-

		1,165,800,555	23,201,580	1,142,598,975	-
	Short-Term Investment	16,099,950	-	16,099,950	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,819,498	-	6,819,498	-

	Total Assets	1,206,105,273	23,201,580	1,182,903,693	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,710,563)	-	(2,710,563)	-

	Total Liabilities	(2,710,563)	-	(2,710,563)	-

	Total	$1,203,394,710	$23,201,580	$1,180,193,130	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.9%
Consumer Discretionary - 0.8%
Cox Communications Inc 5.450% due 12/15/14	$6,300,000	$6,513,003
The Home Depot Inc 5.400% due 03/01/16	150,000	163,506
The Walt Disney Co 0.450% due 12/01/15	350,000	349,878
Yale University 2.900% due 10/15/14	350,000	354,640

		7,381,027

Consumer Staples - 0.4%
Anheuser-Busch InBev Finance Inc 0.800% due 01/15/16	100,000	100,299
Anheuser-Busch InBev Worldwide Inc 0.800% due 07/15/15	200,000	200,738
Diageo Finance BV (Netherlands) 5.300% due 10/28/15	235,000	252,299
Mondelez International Inc 4.125% due 02/09/16	950,000	1,004,613
Philip Morris International Inc 2.500% due 05/16/16	300,000	311,461
SABMiller Holdings Inc 1.850% due 01/15/15 ~	200,000	201,948
Tesco PLC (United Kingdom) 2.000% due 12/05/14 ~	1,000,000	1,008,956
The Procter & Gamble Co 1.800% due 11/15/15	250,000	255,344
Wesfarmers Ltd (Australia) 2.983% due 05/18/16 ~	300,000	312,016

		3,647,674

Energy - 0.8%
BG Energy Capital PLC (United Kingdom) 2.500% due 12/09/15 ~	300,000	308,096
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	300,000	311,431
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	200,000	200,057
CNPC General Capital Ltd (United Kingdom) 1.450% due 04/16/16 ~	300,000	300,173
Phillips 66 1.950% due 03/05/15	1,450,000	1,467,285
Transocean Inc (Cayman) 4.950% due 11/15/15	4,271,000	4,536,481

		7,123,523

Financials - 34.3%
Abbey National Treasury Services PLC (United Kingdom) 1.819% due 04/25/14 §	2,400,000	2,402,470
Achmea Hypotheekbank NV (Netherlands) 3.200% due 11/03/14 ~	1,533,000	1,559,288
Ally Financial Inc 2.436% due 12/01/14 §	200,000	200,750
American Express Credit Corp
1.084% due 06/24/14 §	600,000	601,069
1.334% due 06/12/15 §	950,000	961,207
2.750% due 09/15/15	400,000	412,331
American Honda Finance Corp
0.458% due 11/03/14 § ~	200,000	200,299
1.000% due 08/11/15 ~	200,000	201,238
American International Group Inc 3.000% due 03/20/15	4,000,000	4,096,700
Asian Development Bank (Multi-National) 0.166% due 05/13/16 §	18,000,000	18,001,998

	Principal Amount	Value
Australia & New Zealand Banking Group Ltd (Australia) 1.000% due 10/06/16 ~	$300,000	$302,094
Bank Nederlandse Gemeenten (Netherlands)
0.286% due 05/07/15 § ~	4,700,000	4,702,825
0.516% due 05/15/18 § ~	22,000,000	22,060,500
Bank of America Corp
4.500% due 04/01/15	1,000,000	1,037,772
5.000% due 01/15/15	250,000	258,678
5.450% due 07/15/14	900,000	912,720
7.375% due 05/15/14	2,500,000	2,520,207
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	7,600,000	7,826,548
Bank of Nova Scotia (Canada) 0.500% due 03/06/15 §	1,500,000	1,504,652
Berkshire Hathaway Finance Corp 2.450% due 12/15/15	400,000	412,902
Caterpillar Financial Services Corp 0.700% due 11/06/15	300,000	300,944
CDP Financial Inc (Canada) 3.000% due 11/25/14 ~	8,900,000	9,053,294
Citigroup Inc
3.953% due 06/15/16	500,000	530,116
6.010% due 01/15/15	1,000,000	1,042,517
Commonwealth Bank of Australia (Australia)
0.513% due 09/17/14 § ~	1,650,000	1,652,442
0.733% due 06/25/14 § ~	700,000	700,820
0.750% due 01/13/17 ~	400,000	400,609
Credit Suisse NY (Switzerland)
0.610% due 01/28/16 §	8,000,000	8,007,304
3.500% due 03/23/15	2,000,000	2,058,554
Daimler Finance North America LLC
0.842% due 01/09/15 § ~	300,000	301,161
1.020% due 04/10/14 § ~	260,000	260,049
Dexia Credit Local SA (France) 0.716% due 04/29/14 § ~	21,900,000	21,907,490
DNB Boligkreditt AS (Norway) 2.900% due 03/29/17 ~	4,000,000	4,168,708
Erste Abwicklungsanstalt (Germany)
0.434% due 06/07/16 § ~	8,000,000	8,017,232
0.536% due 01/29/16 §	6,000,000	6,023,760
0.625% due 11/20/14 ~	1,600,000	1,602,288
0.983% due 03/13/15 §	9,000,000	9,063,603
Export-Import Bank of Korea (South Korea) 5.125% due 03/16/15	1,000,000	1,041,948
Ford Motor Credit Co LLC
2.750% due 05/15/15	100,000	102,072
8.000% due 06/01/14	500,000	506,119
General Electric Capital Corp 0.622% due 01/09/15 §	4,700,000	4,713,926
HSBC Bank PLC (United Kingdom) 3.100% due 05/24/16 ~	550,000	575,831
HSBC Finance Corp 0.666% due 06/01/16 §	750,000	749,343
Inter-American Development Bank (Multi-National) 0.500% due 05/29/14	1,000,000	1,000,378
JPMorgan Chase & Co
0.687% due 04/23/15 §	8,700,000	8,728,162
0.899% due 10/15/15 §	3,100,000	3,115,956
0.983% due 05/02/14 §	500,000	500,288
1.100% due 10/15/15	300,000	301,363
1.285% due 03/20/15 §	2,600,000	2,623,130
1.359% due 09/22/15 §	300,000	303,643
3.700% due 01/20/15	3,000,000	3,076,221
KFW (Germany)
0.625% due 04/24/15	275,000	276,720
4.125% due 10/15/14	235,000	239,834
4.750% due 05/15/14	104,000	104,556

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Macquarie Bank Ltd (Australia) 1.650% due 03/24/17 ~	$500,000	$498,901
MetLife Institutional Funding II 0.613% due 01/06/15 § ~	200,000	200,601
Morgan Stanley
3.800% due 04/29/16	2,500,000	2,634,675
4.100% due 01/26/15	275,000	282,956
6.000% due 04/28/15	5,000,000	5,279,565
National Australia Bank Ltd (Australia) 0.739% due 07/08/14 § ~	2,900,000	2,903,576
Nederlandse Waterschapsbank NV (Netherlands) 0.273% due 03/17/15 § ~	12,000,000	12,003,516
Nordea Bank AB (Sweden) 2.250% due 03/20/15 ~	350,000	356,513
Nordea Eiendomskreditt AS (Norway) 0.660% due 04/07/15 § ~	29,750,000	29,751,665
NRW Bank (Germany) 0.477% due 10/16/17 § ~	15,000,000	15,070,050
Oesterreichische Kontrollbank AG (Austria) 4.500% due 03/09/15	192,000	199,680
QNB Finance Ltd (Cayman) 3.125% due 11/16/15 ~	300,000	311,250
RCI Banque SA (France) 4.600% due 04/12/16 ~	500,000	529,963
SSIF Nevada LP 0.942% due 04/14/14 § ~	9,010,000	9,011,874
Standard Chartered PLC (United Kingdom) 1.184% due 05/12/14 § ~	4,685,000	4,690,978
SunTrust Bank 0.533% due 04/01/15 §	1,009,000	1,007,151
Svensk Exportkredit AB (Sweden) 0.282% due 07/13/14 §	25,000,000	25,001,850
The Bank of New York Mellon Corp 0.466% due 03/04/16 §	550,000	550,579
The Bear Stearns Cos LLC 5.700% due 11/15/14	900,000	929,043
The Goldman Sachs Group Inc
1.234% due 11/21/14 §	900,000	904,447
5.000% due 10/01/14	10,500,000	10,736,712
5.350% due 01/15/16	275,000	295,878
Toyota Motor Credit Corp
0.875% due 07/17/15	100,000	100,608
2.800% due 01/11/16	300,000	311,881
Union Bank NA 1.185% due 06/06/14 §	1,291,000	1,293,156
Volkswagen International Finance NV (Netherlands)
0.857% due 04/01/14 § ~	4,230,000	4,230,000
2.875% due 04/01/16 ~	300,000	311,679
Wachovia Corp 0.576% due 10/28/15 §	5,000,000	5,002,895
Wells Fargo & Co 0.435% due 10/28/15 §	300,000	300,226
Westpac Securities NZ Ltd (New Zealand) 3.450% due 07/28/14 ~	2,300,000	2,323,899

		310,252,396

Health Care - 1.7%
Amgen Inc 1.875% due 11/15/14	2,500,000	2,520,033
Express Scripts Holding Co
2.100% due 02/12/15	4,100,000	4,153,128
2.750% due 11/21/14	4,550,000	4,616,912
Pfizer Inc
5.350% due 03/15/15	300,000	313,555
Sanofi (France)
2.625% due 03/29/16	350,000	363,913
Takeda Pharmaceutical Co Ltd (Japan) 1.031% due 03/17/15 ~	300,000	301,064

	Principal Amount	Value
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	$1,000,000	$1,027,660
Thermo Fisher Scientific Inc 3.200% due 05/01/15	1,890,000	1,940,614

		15,236,879

Industrials - 0.1%
John Deere Capital Corp 0.700% due 09/04/15	350,000	351,330
Network Rail Infrastructure Finance PLC (United Kingdom) 0.875% due 01/20/15 ~	400,000	401,658

		752,988

Information Technology - 0.1%
International Business Machines Corp 2.000% due 01/05/16	450,000	461,773

Materials - 0.2%

EI du Pont de Nemours & Co 2.750% due 04/01/16	250,000	259,874
Glencore Funding LLC 6.000% due 04/15/14 ~	150,000	150,271
Linde Finance BV (Netherlands) 3.625% due 11/13/14	1,900,000	1,936,280

		2,346,425

Telecommunication Services - 1.3%
America Movil SAB de CV (Mexico) 3.625% due 03/30/15	300,000	309,900
AT&T Inc 0.619% due 02/12/16 §	300,000	300,741
Ooredoo International Finance Ltd (Bermuda) 6.500% due 06/10/14 ~	500,000	504,450
Telecom Italia Capital SA (Luxembourg) 4.950% due 09/30/14	1,000,000	1,018,750
Verizon Communications Inc
0.435% due 03/06/15 § ~	150,000	150,033
1.763% due 09/15/16 §	7,000,000	7,205,107
4.900% due 09/15/15	2,100,000	2,227,294

		11,716,275

Utilities - 0.2%
Scottish Power Ltd (United Kingdom) 5.375% due 03/15/15	1,500,000	1,563,728

Total Corporate Bonds & Notes (Cost $360,357,307)		360,482,688

MORTGAGE-BACKED SECURITIES - 0.6%
Collateralized Mortgage Obligations - Commercial - 0.6%
Credit Suisse First Boston Mortgage Securities Corp 4.829% due 11/15/37 "	4,810,718	4,881,602
GS Mortgage Securities Corp II 4.751% due 07/10/39 "	953,609	980,869

		5,862,471

Total Mortgage-Backed Securities (Cost $5,891,126)		5,862,471

ASSET-BACKED SECURITIES - 4.2%

Chase Issuance Trust 0.353% due 05/15/18 " §	7,500,000	7,501,658
Citibank Credit Card Issuance Trust 0.356% due 05/09/18 " §	9,000,000	9,003,919

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Ford Credit Auto Lease Trust 0.334% due 10/15/16 " §	$4,000,000	$4,000,014
Ford Credit Auto Owner Trust 0.230% due 01/15/15 " ~	4,850,601	4,850,388
Santander Drive Auto Receivables Trust
0.270% due 01/15/15 "	6,219,438	6,217,961
1.040% due 08/15/16 "	6,454,992	6,465,669

Total Asset-Backed Securities (Cost $38,035,039)		38,039,609

U.S. GOVERNMENT AGENCY ISSUES - 16.8%

Federal Farm Credit Bank 0.160% due 06/11/14	36,600,000	36,606,844
Federal Home Loan Bank
0.125% due 06/18/14	18,300,000	18,302,452
0.125% due 06/19/14	6,650,000	6,650,911
0.160% due 06/30/14	89,850,000	89,873,721

Total U.S. Government Agency Issues (Cost $151,404,708)		151,433,928

U.S. TREASURY OBLIGATIONS - 2.9%
U.S. Treasury Notes - 2.9%
0.250% due 02/28/15	800,000	800,891
0.250% due 03/31/15	25,600,000	25,630,003

		26,430,894

Total U.S. Treasury Obligations (Cost $26,412,031)		26,430,894

FOREIGN GOVERNMENT BONDS & NOTES - 0.9%
Canada Government (Canada) 2.375% due 09/10/14	150,000	151,499
Japan Bank for International Cooperation (Japan) 0.597% due 11/13/18 §	1,800,000	1,807,450
Kommuninvest I Sverige AB (Sweden)
0.235% due 06/22/15 § ~	2,500,000	2,502,320
0.238% due 10/17/14 § ~	2,000,000	2,000,090
Province of Ontario (Canada) 4.100% due 06/16/14	1,000,000	1,008,032
Province of Quebec (Canada) 4.875% due 05/05/14	1,000,000	1,004,203

Total Foreign Government Bonds & Notes (Cost $8,471,100)		8,473,594

MUNICIPAL BONDS - 0.1%

City of New York NY ‘O’ 4.650% due 06/01/15	500,000	525,110
New Jersey Economic Development Authority ‘OO’ 0.857% due 03/01/15	200,000	200,694
University of California
0.392% due 05/15/15	200,000	200,294
0.735% due 07/01/41 §	400,000	400,120

Total Municipal Bonds (Cost $1,323,062)		1,326,218

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $65,377)		36,306

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 26.2%

Certificates of Deposit - 0.4%

Credit Suisse NY (Switzerland) 0.465% due 03/17/15 §	$3,500,000	$3,500,144

Commercial Paper - 6.5%

Electricite de France SA 0.560% due 01/06/15	8,200,000	8,169,011
Entergy Corp 0.950% due 05/27/14	9,500,000	9,485,961
Glencore Funding LLC
0.670% due 07/15/14	1,000,000	999,084
0.700% due 07/16/14	4,500,000	4,495,840
Holcim US Finance SARL & Cie SCS (Luxembourg) 0.410% due 04/07/14	2,500,000	2,499,829
Kansas City Southern Railway 0.620% due 04/10/14	8,000,000	7,998,760
Mohawk Industries Inc 0.700% due 04/04/14	8,500,000	8,499,504
Noble Corp 0.650% due 05/02/14	8,800,000	8,795,074
Thermo Fisher Scientific Inc 0.550% due 05/29/14	7,000,000	6,993,797
Volvo Treasury Group NA 0.420% due 04/14/14	550,000	549,917

		58,486,777

Foreign Government Issues - 4.1%

Mexico Cetes (Mexico)
3.589% due 06/26/14	MXN 287,700,000	21,865,354
3.589% due 07/24/14	196,700,000	14,912,016

		36,777,370

U.S. Treasury Bills - 0.7%

0.061% due 04/17/14 ‡	$3,286,000	3,285,912
0.072% due 08/21/14 ‡	39,000	38,992
0.077% due 09/11/14 ‡	1,500,000	1,499,635
0.078% due 09/04/14 ‡	400,000	399,907
0.081% due 09/04/14 ‡	620,000	619,856
0.082% due 09/04/14 ‡	360,000	359,916

		6,204,218

U.S. Government Agency Issues - 12.5%

Federal Home Loan Bank 0.140% due 06/04/14	44,700,000	44,706,258
Freddie Mac
0.125% due 06/09/14	34,700,000	34,698,682
0.130% due 06/09/14	29,200,000	29,198,890
0.130% due 07/11/14	4,000,000	3,999,664

		112,603,494

Repurchase Agreement - 2.0%

The Goldman Sachs Group Inc 0.100% due 04/01/14 (Dated 03/31/14, repurchase price of $18,400,051; collateralized by Freddie Mac: 3.500% due 12/01/42 and value $18,918,240)	18,400,000	18,400,000

Total Short-Term Investments (Cost $235,711,762)		235,972,003

TOTAL INVESTMENTS - 91.6% (Cost $827,671,512)		828,057,711

OTHER ASSETS & LIABILITIES, NET - 8.4%		75,836,481

NET ASSETS - 100.0%		$903,894,192

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	As of March 31, 2014, investments with a total aggregate value of $4,682,506 were fully or partially segregated with broker(s)/custodian as collateral for forward foreign currency contracts and options contracts.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Dow Jones Euro STOXX 50 Index (06/14)	11,232	$23,485,095
FTSE 100 Index (06/14)	1,811	1,590,614
NIKKEI 225 Index (06/14)	3,136	(5,399,482)

Total Futures Contracts		$19,676,227

(d)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	179,223,565	USD	248,611,778	04/14	CIT	($1,704,512)
EUR	21,633,000	USD	29,604,150	04/14	CIT	198,542
EUR	165,940,435	USD	230,212,400	04/14	CSF	(1,604,631)
EUR	171,751,919	USD	236,131,884	05/14	CIT	466,615
EUR	173,772,081	USD	239,583,392	05/14	CSF	(201,999)
EUR	4,772,000	USD	6,577,343	05/14	DUB	(3,629)
GBP	116,939,000	USD	193,756,814	06/14	DUB	1,094,368
GBP	865,000	USD	1,449,320	06/14	GSC	(8,003)
JPY	24,461,944,830	USD	237,464,639	04/14	GSC	(449,168)
JPY	354,600,000	USD	3,445,348	05/14	BNP	(9,041)
JPY	1,690,700,000	USD	16,566,248	05/14	CIT	(182,257)
JPY	273,400,000	USD	2,646,981	05/14	CIT	2,445
JPY	525,300,000	USD	5,132,703	05/14	DUB	(42,202)
USD	16,119,133	EUR	11,697,000	04/14	BNP	4,766
USD	232,280,656	EUR	168,943,919	04/14	CIT	(464,860)
USD	17,199,754	EUR	12,384,000	04/14	CIT	138,941
USD	239,596,946	EUR	173,772,081	04/14	CSF	199,914
USD	18,000,000	EUR	13,078,610	05/14	GSC	(16,565)
USD	7,791,022	JPY	790,100,000	05/14	BNP	134,435
USD	36,575,675	JPY	3,724,900,000	05/14	CIT	478,953
USD	10,834,773	MXN	142,810,978	06/14	BNP	(32,509)
USD	10,559,581	MXN	140,336,835	06/14	CSF	(119,430)
USD	14,644,133	MXN	196,700,000	07/14	GSC	(291,665)

Total Forward Foreign Currency Contracts						($2,411,492)

(e)	Purchased options outstanding as of March 31, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Call - OTC JPY versus USD	JPY 116.25	06/11/14	DUB	$163,000,000	$16,300	$12,388

Put - OTC EUR versus USD	$1.21	06/11/14	DUB	EUR 251,000,000	34,786	18,327
Put - OTC GBP versus USD	1.49	06/11/14	DUB	GBP 86,000,000	14,291	5,591

					49,077	23,918

Total Purchased Options					$65,377	$36,306

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

TACTICAL INTERNATIONAL PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$360,482,688	$-	$360,482,688	$-
	Mortgage-Backed Securities	5,862,471	-	5,862,471	-
	Asset-Backed Securities	38,039,609	-	38,039,609	-
	U.S. Government Agency Issues	151,433,928	-	151,433,928	-
	U.S. Treasury Obligations	26,430,894	-	26,430,894	-
	Foreign Government Bonds & Notes	8,473,594	-	8,473,594	-
	Municipal Bonds	1,326,218	-	1,326,218	-
	Short-Term Investments	235,972,003	-	235,972,003	-
	Derivatives:
	Equity Contracts
	Futures	25,075,709	25,075,709	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,718,979	-	2,718,979	-
	Purchased Options	36,306	-	36,306	-

	Total Foreign Currency Contracts	2,755,285	-	2,755,285	-

	Total Assets - Derivatives	27,830,994	25,075,709	2,755,285	-

	Total Assets	855,852,399	25,075,709	830,776,690	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(5,399,482)	(5,399,482)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,130,471)	-	(5,130,471)	-

	Total Liabilities - Derivatives	(10,529,953)	(5,399,482)	(5,130,471)	-

	Total Liabilities	(10,529,953)	(5,399,482)	(5,130,471)	-

	Total	$845,322,446	$19,676,227	$825,646,219	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 11.0%
Germany - 3.6%
KFW 0.130% due 10/30/14 §	$50,000,000	$50,001,650

Multi-National - 7.4%

European Investment Bank 1.125% due 08/15/14	50,000,000	50,179,600
International Bank for Reconstruction & Development 2.375% due 05/26/15	50,000,000	51,245,200

		101,424,800

Total Corporate Bonds & Notes (Cost $151,397,030)		151,426,450

U.S. GOVERNMENT AGENCY ISSUES - 5.7%
Fannie Mae 0.875% due 08/28/14	28,125,000	28,221,244
Federal Home Loan Bank
0.100% due 05/08/14	25,000,000	25,001,150
0.170% due 10/28/14	25,000,000	25,010,825

Total U.S. Government Agency Issues (Cost $78,210,339)		78,233,219

U.S. TREASURY OBLIGATIONS - 7.1%

U.S. Treasury Notes - 7.1%

0.375% due 03/15/15 ‡	98,500,000	98,725,072

Total U.S. Treasury Obligations (Cost $98,711,690)		98,725,072

FOREIGN GOVERNMENT BONDS & NOTES - 26.8%
Canada - 7.0%

Canadian Government 1.000% due 02/01/15	CAD 106,200,000	96,101,634

France - 5.8%

French Treasury 3.000% due 07/12/14	EUR 58,000,000	80,550,974

Germany - 6.8%

Bundesobligation 2.250% due 04/11/14	68,500,000	94,408,347

United Kingdom - 7.2%

United Kingdom Gilt 2.750% due 01/22/15 ~	GBP 58,500,000	99,359,767

Total Foreign Government Bonds & Notes (Cost $359,605,088)		370,420,722

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 50.8%

U.S. Treasury Bills - 7.6%

0.077% due 05/01/14	$35,000,000	$34,997,776
0.089% due 10/16/14	35,000,000	34,989,640
0.101% due 02/05/15 ‡	35,000,000	34,969,095

		104,956,511

Repurchase Agreement - 43.2%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $595,735,550; collateralized by Fannie Mae: 1.320% - 1.740% due 11/20/18 -10/22/19 and value $491,619,000; and Freddie Mac: 1.650% - 2.500% due 10/17/19 - 11/15/19 and value $116,034,438)	595,735,550	595,735,550

Total Short-Term Investments (Cost $700,686,343)		700,692,061

TOTAL INVESTMENTS - 101.4% (Cost $1,388,610,490)		1,399,497,524

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(19,437,594)

NET ASSETS - 100.0%		$1,380,059,930

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2014, investments with a total aggregate value of $29,046,219 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	8,495,000	USD	7,726,203	04/14	GSC	$147,730
AUD	20,800,000	USD	18,717,254	05/14	ANZ	517,223
AUD	323,016,552	USD	290,488,785	05/14	UBS	8,215,766
CAD	71,040,901	USD	63,394,000	05/14	ANZ	802,800
CHF	6,785,000	USD	7,760,760	04/14	GSC	(85,369)
CHF	6,880,000	USD	7,889,474	04/14	RBS	(106,616)
CHF	2,900,000	USD	3,284,061	05/14	BRC	(2,608)
CHF	121,317,706	USD	137,130,963	05/14	BRC	144,331
EUR	38,300,000	USD	52,918,153	05/14	BOA	(158,511)
EUR	45,075,000	USD	61,820,137	05/14	BRC	272,313
EUR	28,800,000	USD	39,784,320	05/14	GSC	(111,273)
EUR	90,401,348	USD	125,784,164	05/14	RBC	(1,253,023)
GBP	5,670,000	USD	9,485,224	04/14	BRC	(33,057)
GBP	1,361,000	USD	2,244,221	04/14	BRC	14,018
GBP	73,500,000	USD	122,201,541	05/14	BRC	295,251
GBP	46,994,903	USD	77,571,440	05/14	CIT	751,348
GBP	84,639,433	USD	140,620,004	05/14	GSC	442,024
JPY	12,128,866,350	USD	118,120,000	04/14	CSF	(604,159)
JPY	12,588,300,000	USD	124,312,805	04/14	MSC	(2,345,540)
JPY	8,557,276,490	USD	84,248,380	05/14	BOA	(1,322,335)
MXN	1,603,650,000	USD	120,339,937	04/14	CSF	2,417,503
NOK	583,127,300	USD	96,865,000	05/14	GSC	363,081
NZD	17,975,000	USD	15,434,504	04/14	BRC	154,822
NZD	8,990,000	USD	7,742,008	04/14	GSC	54,823
NZD	14,910,000	USD	12,585,889	04/14	JPM	345,229
NZD	9,270,000	USD	7,929,159	04/14	RBS	110,509
NZD	296,077,886	USD	251,975,901	05/14	ANZ	4,105,912
NZD	144,036,000	USD	122,612,085	05/14	CIT	1,966,621
NZD	122,722,701	USD	104,432,110	05/14	RBC	1,712,433
PHP	10,876,900,000	USD	242,950,637	04/14	GSC	(272,776)
PLN	376,005,000	USD	123,122,892	04/14	RBS	1,161,600
SEK	414,799,032	USD	64,191,000	05/14	GSC	(145,126)
USD	121,292,898	AUD	136,185,000	04/14	BRC	(4,935,646)
USD	118,120,000	AUD	132,221,858	04/14	CSF	(4,435,146)
USD	154,266,260	AUD	171,432,098	05/14	ANZ	(4,262,917)
USD	9,241,790	AUD	10,000,000	05/14	BRC	(5,555)
USD	322,553,637	AUD	358,671,897	05/14	UBS	(9,122,642)
USD	223,711,750	CAD	248,080,000	04/14	RBS	(646,615)
USD	363,468,758	CHF	319,770,000	04/14	MSC	1,735,534
USD	70,000,000	CHF	61,625,900	05/14	ANZ	268,105
USD	67,650,000	CHF	59,560,616	05/14	BOA	255,047
USD	339,103,749	CHF	300,000,000	05/14	BRC	(356,910)
USD	154,633,357	CHF	136,881,447	05/14	CIT	(252,864)
USD	189,905,851	CHF	168,138,843	05/14	GSC	(349,223)
USD	7,785,784	EUR	5,595,000	04/14	BRC	77,969
USD	59,534,713	EUR	43,215,000	04/14	RBS	624
USD	126,480,801	EUR	91,740,692	05/14	CIT	104,665
USD	129,569,018	EUR	93,121,531	05/14	RBC	1,290,726
USD	109,722,057	GBP	65,575,000	04/14	RBS	405,333
USD	7,741,383	JPY	786,300,000	04/14	GSC	122,970
USD	46,123,905	NOK	280,587,624	05/14	BOA	(660,042)
USD	74,894,188	NOK	456,281,608	05/14	RBC	(1,184,200)
USD	604,625,684	NZD	724,910,000	04/14	JPM	(24,072,951)
USD	307,070,435	NZD	361,281,136	05/14	ANZ	(5,406,560)
USD	5,847,500	NZD	6,901,000	05/14	BOA	(121,269)
USD	11,329,967	NZD	13,100,000	05/14	BRC	(402)
USD	14,199,000	NZD	16,758,333	05/14	GSC	(295,511)
USD	50,937,000	NZD	60,000,000	05/14	RBC	(957,821)
USD	7,670,354	PHP	346,700,000	04/14	BRC	(64,976)
USD	93,315,863	SEK	600,000,000	05/14	ANZ	674,556
USD	93,308,244	SEK	600,000,000	05/14	BRC	666,937
USD	99,475,037	SEK	639,709,044	05/14	CIT	702,567
USD	96,865,000	SEK	627,405,260	05/14	GSC	(7,739)
USD	31,685,000	SEK	203,286,017	05/14	GSC	297,196

Total Forward Foreign Currency Contracts						($32,981,816)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$151,426,450	$-	$151,426,450	$-
	U.S. Government Agency Issues	78,233,219	-	78,233,219	-
	U.S. Treasury Obligations	98,725,072	-	98,725,072	-
	Foreign Government Bonds & Notes	370,420,722	-	370,420,722	-
	Short-Term Investments	700,692,061	-	700,692,061	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	30,597,566	-	30,597,566	-

	Total Assets - Derivatives	30,597,566	-	30,597,566	-

	Total Assets	1,430,095,090	-	1,430,095,090	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(63,579,382)	-	(63,579,382)	-

	Total Liabilities	(63,579,382)	-	(63,579,382)	-

	Total	$1,366,515,708	$-	$1,366,515,708	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.6%

Germany - 0.4%

Deutsche Euroshop AG	87,735	$3,993,166
Deutsche Wohnen AG	197,311	4,232,640

		8,225,806

Luxembourg - 0.2%
GAGFAH SA *	259,953	3,949,949

Total Common Stocks (Cost $9,870,371)		12,175,755

	Principal Amount

MORTGAGE-BACKED SECURITIES - 1.7%

United States - 1.7%

Fannie Mae (IO)
3.500% due 10/25/26 "	$12,309,557	1,473,104
5.000% due 12/25/42 "	8,272,139	1,582,768
5.996% due 01/25/43 " §	27,533,098	5,254,035
6.046% due 03/25/33 " §	9,724,214	1,942,893
6.096% due 03/25/33 - 04/25/43 " §	35,048,116	6,711,946
6.146% due 10/25/41 " §	12,242,124	2,062,755
Freddie Mac (IO)
3.000% due 01/15/43 "	9,336,897	1,132,178
5.945% due 06/15/32 " §	18,043,511	3,172,733
6.045% due 09/15/32 " §	13,161,334	2,746,493
6.095% due 02/15/33 - 05/15/43 " §	15,386,496	3,320,306
6.465% due 05/15/36 " §	7,768,225	1,289,882
Government National Mortgage Association (IO)
6.593% due 02/20/35 " §	8,212,922	1,406,713

		32,095,806

Total Mortgage-Backed Securities (Cost $30,994,362)		32,095,806

FOREIGN GOVERNMENT BONDS & NOTES - 60.3%

Albania - 0.4%

Albania Government 7.500% due 11/04/15 ~	EUR 5,540,000	7,987,456

Australia - 1.1%

Australia Government
1.250% due 02/21/22 ^ ~	AUD 13,290,000	12,738,733
5.750% due 07/15/22	8,053,000	8,431,504

		21,170,237

Barbados - 0.1%
Barbados Government 6.625% due 12/05/35 ~	$1,871,000	1,408,863

Bermuda - 1.5%

Bermuda Government 4.854% due 02/06/24 ~	28,659,000	29,243,500

Brazil - 0.1%

Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/25	BRL 8,171,000	3,038,338

	Principal Amount	Value
Croatia - 2.2%
Croatia Treasury 5.000% due 02/12/15	EUR 31,243,000	$42,605,581

Cyprus - 0.1%

Cyprus Government 3.750% due 11/01/15 ~	1,484,000	1,983,099

Dominican Republic - 0.4%

Dominican Republic
14.500% due 02/10/23 ~	DOP 60,500,000	1,437,892
18.500% due 02/04/28 ~	262,400,000	7,203,531

		8,641,423

Ecuador - 0.4%
Ecuador Government 9.375% due 12/15/15 ~	$6,635,000	7,053,005

Fiji - 1.0%

Republic of the Fiji Islands 9.000% due 03/15/16	18,165,000	19,272,834

Iceland - 0.7%

Iceland Rikisbref
6.000% due 10/13/16	ISK 183,860,000	1,694,660
6.250% due 02/05/20	236,390,000	2,112,778
8.750% due 02/26/19	1,002,849,000	9,891,040

		13,698,478

Indonesia - 1.0%
Indonesia Treasury 8.375% due 03/15/24	IDR 216,198,000,000	19,626,249

Ivory Coast - 1.0%

Ivory Coast Government 5.750% due 12/31/32 ~	$20,895,000	19,745,775

Jordan - 1.2%

Jordan Government
3.875% due 11/12/15 ~	8,454,000	8,464,568
5.233% due 11/19/15 +	JOD 3,000,000	4,330,804
7.770% due 07/04/15 +	3,000,000	4,449,807
7.792% due 07/11/15 +	2,000,000	2,969,104
8.600% due 01/31/16 +	1,500,000	2,291,801

		22,506,084

Latvia - 0.1%
Republic of Latvia 2.625% due 01/21/21 ~	EUR 1,666,000	2,342,559

Lebanon - 2.6%

Lebanon Government
4.100% due 06/12/15 ~	$3,800,000	3,837,061
5.875% due 01/15/15	500,000	513,835
8.500% due 08/06/15	750,000	802,493
8.500% due 01/19/16 ~	32,635,000	35,242,536
Lebanon Treasury
7.540% due 01/15/15	LBP 9,204,930,000	6,232,616
8.380% due 08/28/14	3,332,560,000	2,248,913
8.740% due 07/31/14	1,213,020,000	817,825
9.000% due 07/17/14	2,150,590,000	1,449,174

		51,144,453

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Mexico - 4.6%
Mexican Bonos
6.000% due 06/18/15	MXN 693,820,000	$54,663,482
8.000% due 12/17/15	430,000,000	35,134,249

		89,797,731

New Zealand - 1.8%
New Zealand Government
2.000% due 09/20/25 ^	NZD 14,612,000	12,090,518
3.000% due 09/20/30 ^	25,580,223	22,451,274

		34,541,792

Paraguay - 0.2%
Republic of Paraguay 4.625% due 01/25/23 ~	$4,839,000	4,839,000

Philippines - 1.0%

Philippine Government
4.125% due 11/08/17	PHP 94,870,000	2,200,063
4.625% due 07/05/17	86,110,000	2,023,071
5.875% due 01/31/18	91,390,000	2,239,670
6.250% due 01/14/36	95,000,000	2,160,776
8.000% due 07/19/31	343,987,000	10,399,545

		19,023,125

Romania - 1.5%
Romanian Government
4.875% due 11/07/19 ~	EUR 12,137,000	18,215,349
5.250% due 06/17/16 ~	6,807,000	10,075,002

		28,290,351

Russia - 2.2%
Russian Foreign 3.625% due 04/29/15 ~	$42,100,000	42,994,625

Rwanda - 0.8%

Rwanda International Government 6.625% due 05/02/23 ~	15,562,000	15,406,380

Serbia - 9.5%

Serbia Treasury
8.433% due 01/29/15	RSD 1,307,000,000	14,522,226
8.667% due 02/26/15	1,136,410,000	12,561,542
8.950% due 03/12/15	557,190,000	6,142,277
9.213% due 05/29/14	411,340,000	4,847,784
10.000% due 04/01/14	280,000,000	3,340,952
10.000% due 01/10/15	461,400,000	5,584,388
10.000% due 04/04/15	161,600,000	1,961,180
10.000% due 12/06/15	157,800,000	1,900,099
10.000% due 01/30/16	1,621,000,000	19,436,246
10.000% due 02/21/16	1,270,960,000	15,211,244
10.000% due 04/25/16	222,330,000	2,653,012
10.000% due 04/01/17	878,100,000	10,415,006
10.000% due 01/24/18	823,560,000	9,512,085
10.028% due 04/03/14	455,270,000	5,430,048
13.147% due 12/18/14	559,390,000	6,282,624
14.147% due 05/22/14	5,406,340,000	63,812,283

		183,612,996

Slovenia - 7.2%
Slovenia Government
4.125% due 01/26/20 ~	EUR 4,780,000	7,115,403
4.375% due 01/18/21 ~	20,104,000	30,254,848
4.625% due 09/09/24 ~	8,750,000	13,101,964
5.125% due 03/30/26 ~	20,505,000	31,607,475
5.500% due 10/26/22 ~	$15,085,000	16,140,950
5.850% due 05/10/23 ~	37,568,000	41,136,960

		139,357,600

	Principal Amount	Value
Sri Lanka - 5.5%
Sri Lanka Government
5.650% due 01/15/19	LKR 1,107,690,000	$7,355,880
5.875% due 07/25/22 ~	$38,108,000	38,679,620
6.250% due 10/04/20 ~	14,294,000	15,115,905
6.250% due 07/27/21 ~	2,325,000	2,432,532
6.500% due 07/15/15	LKR 250,000,000	1,896,881
7.400% due 01/22/15 ~	$3,740,000	3,898,950
7.500% due 08/15/18	LKR 402,895,000	2,918,344
8.500% due 11/01/15	469,040,000	3,646,472
8.500% due 02/01/18	133,490,000	1,007,296
8.500% due 04/01/18	1,803,590,000	13,622,818
8.500% due 07/15/18	883,300,000	6,666,009
9.000% due 10/01/14	223,440,000	1,727,942
9.000% due 05/01/21	191,130,000	1,417,132
11.750% due 04/01/14	462,500,000	3,539,408
11.750% due 03/15/15	462,500,000	3,688,729

		107,613,918

Tanzania - 2.0%
Tanzania Government 6.332% due 03/09/20 § ~	$36,279,000	38,591,786

Turkey - 4.5%

Turkey Government
2.000% due 10/26/22 ^	TRY 3,231,284	1,355,366
3.000% due 07/21/21 ^	66,577,652	30,446,433
4.000% due 04/01/20 ^	86,735,572	42,056,436
6.050% due 04/09/14	6,957,242	3,247,602
6.500% due 01/07/15	21,150,000	9,588,026

		86,693,863

Uganda - 0.8%
Republic of Uganda Government
13.250% due 11/05/15	UGX 1,604,500,000	634,612
13.375% due 02/25/16	5,760,700,000	2,265,310
14.000% due 03/24/16	6,892,300,000	2,733,404
14.125% due 12/01/16	9,917,500,000	3,944,942
14.625% due 11/01/18	14,449,000,000	5,822,703

		15,400,971

Uruguay - 1.3%
Uruguay Notas del Tesoro
2.250% due 08/23/17 ^	UYU 102,072,080	4,151,956
2.750% due 06/16/16 ^	142,137,782	5,887,922
4.000% due 06/14/15 ^	105,729,330	4,559,299
4.250% due 01/05/17 ^	116,109,925	5,047,987
Uruguay Treasury
15.357% due 11/26/15	46,000,000	1,610,880
15.555% due 08/20/15	30,175,000	1,093,565
15.684% due 10/08/15	93,640,000	3,335,417
16.287% due 01/14/16	7,000,000	241,069

		25,928,095

Venezuela - 3.2%
Venezuela Government
5.750% due 02/26/16 ~	$14,696,500	12,804,326
7.000% due 03/31/38 ~	3,833,500	2,357,602
7.650% due 04/21/25	13,310,000	8,984,250
8.500% due 10/08/14	37,679,000	37,113,815

		61,259,993

Zambia - 0.3%
Zambia Government 5.375% due 09/20/22 ~	6,299,000	5,409,266

Total Foreign Government Bonds & Notes (Cost $1,161,677,405)		1,170,229,426

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
PURCHASED OPTIONS - 0.2%
(See Note (g) in Notes to Schedule of Investments)
(Cost $4,390,898)		$4,725,983

SHORT-TERM INVESTMENTS - 37.1%

Foreign Government Issues - 22.2%

Kenya Treasury Bills (Kenya)
7.134% due 06/09/14	KES 736,000,000	8,378,474
7.134% due 06/16/14	249,000,000	2,829,191
8.614% due 03/16/15	1,594,500,000	16,762,181
8.705% due 09/22/14	1,462,300,000	16,139,036
8.705% due 09/29/14	116,800,000	1,286,591
9.116% due 10/20/14	109,300,000	1,196,968
9.149% due 12/01/14	570,700,000	6,177,233
9.158% due 11/24/14	517,000,000	5,606,907
9.190% due 11/17/14	498,000,000	5,411,398
9.488% due 12/15/14	247,700,000	2,670,645
9.602% due 08/18/14	96,000,000	1,070,794
10.000% due 04/21/14	150,000,000	1,728,342
Lebanon Treasury Bills (Lebanon)
4.233% due 05/01/14	LBP 12,004,860,000	7,959,091
4.807% due 07/03/14	6,752,000,000	4,442,888
4.838% due 04/24/14	2,619,400,000	1,737,571
4.922% due 07/31/14	19,515,610,000	12,791,164
4.932% due 08/14/14	24,570,950,000	16,071,412
4.965% due 01/22/15	9,926,150,000	6,337,018
4.971% due 07/17/14	20,738,630,000	13,619,885
4.995% due 04/10/14	3,631,420,000	2,413,211
4.995% due 05/08/14	962,000,000	636,891
4.995% due 05/22/14	3,000,350,000	1,982,648
5.024% due 01/08/15	3,462,640,000	2,215,318
5.188% due 06/19/14	10,941,050,000	7,211,775
5.275% due 07/10/14	6,920,670,000	4,549,501
5.285% due 07/24/14	3,101,010,000	2,034,545
5.293% due 12/25/14	9,656,640,000	6,191,140
5.300% due 05/29/14	3,295,570,000	2,175,123
5.300% due 06/12/14	3,663,860,000	2,417,063
5.300% due 02/05/15	25,005,950,000	15,930,021
5.300% due 02/19/15	25,363,930,000	16,123,056
5.317% due 10/16/14	4,966,000,000	3,216,831
5.355% due 04/17/14	4,281,150,000	2,842,055
Monetary Authority of Singapore (Singapore) 0.309% due 06/13/14	SGD 72,005,000	57,210,746
Philippine Treasury Bills (Philippines)
0.001% due 05/07/14	PHP 191,090,000	4,261,118
0.073% due 04/10/14	1,911,150,000	42,616,022
0.154% due 10/08/14	601,200,000	13,276,704
0.229% due 11/05/14	185,480,000	4,089,266
Republic of Uganda Treasury Bills (Uganda)
10.543% due 11/13/14	UGX 5,111,000,000	1,863,117
10.809% due 02/05/15	5,698,100,000	2,017,165
11.749% due 01/22/15	2,618,000,000	931,394
11.750% due 12/26/14	2,618,000,000	940,255
12.045% due 11/27/14	10,261,200,000	3,722,556
Republic of Zambia Treasury Bills (Zambia)
13.146% due 09/08/14	ZMW 5,335,000	820,644
13.365% due 09/22/14	29,340,000	4,470,581
Romania Treasury Bills (Romania) 2.840% due 03/30/15	RON 2,050,000	615,639
Sri Lanka Treasury Bills (Sri Lanka)
6.505% due 03/27/15	LKR 769,240,000	5,504,215
6.518% due 02/13/15	295,600,000	2,132,843
6.580% due 01/09/15	329,290,000	2,391,862
7.046% due 03/06/15	438,340,000	3,149,911
7.056% due 03/13/15	434,730,000	3,119,596
7.057% due 02/27/15	809,840,000	5,827,565
7.083% due 02/20/15	427,220,000	3,078,353

	Principal Amount	Value
7.157% due 01/30/15	LKR 509,580,000	$3,686,599
7.170% due 12/12/14	439,260,000	3,207,354
7.170% due 12/19/14	184,640,000	1,346,452
7.170% due 12/26/14	147,470,000	1,074,015
7.170% due 01/02/15	426,270,000	3,100,438
9.797% due 10/31/14	197,020,000	1,449,770
10.601% due 06/27/14	261,750,000	1,971,636
10.810% due 06/20/14	910,040,000	6,863,839
10.845% due 06/06/14	1,835,200,000	13,877,664
11.231% due 05/09/14	340,270,000	2,576,069
11.267% due 05/02/14	959,680,000	7,279,371
11.281% due 04/11/14	300,000,000	2,288,937
11.281% due 04/18/14	660,500,000	5,029,664
11.281% due 04/25/14	108,800,000	826,881
11.381% due 04/04/14	461,370,000	3,527,024
Uruguay Treasury Bills (Uruguay)
2.778% due 02/20/15 ^	UYU 7,636,950	322,079
14.285% due 08/29/14	38,637,000	1,603,731
14.482% due 07/25/14	12,735,000	536,177
14.534% due 07/23/14	46,500,000	1,959,423
14.656% due 10/03/14	20,100,000	822,683
15.036% due 01/16/15	72,750,000	2,858,437
15.196% due 02/20/15	23,710,000	924,223

		431,327,985

U.S. Treasury Bills - 11.6%
0.025% due 04/03/14 ‡	$75,000,000	74,999,896
0.035% due 05/22/14 ‡	150,000,000	149,992,563

		224,992,459

Repurchase Agreements - 3.3%
Barclays PLC (0.550%) due 05/21/14 (Dated 03/28/14, repurchase price of $3,084,795; collateralized by Republic of Brazil: 8.500% due 01/05/24 and value $3,108,285)	3,087,200	3,087,200
Barclays PLC (0.520%) due 04/14/14 (Dated 02/26/14, repurchase price of $2,418,220; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $2,491,868)	2,419,688	2,419,688
Barclays PLC (0.450%) due 04/17/14 (Dated 03/31/14, repurchase price of $3,959,007; collateralized by State of Qatar: 3.241% due 01/18/23 and value $3,973,852)	3,959,700	3,959,700
Barclays PLC (0.450%) due 04/24/14 (Dated 03/31/14, repurchase price of $3,958,661; collateralized by State of Qatar: 3.241% due 01/18/23 and value $3,973,852)	3,959,700	3,959,700
Barclays PLC (0.450%) due 04/25/14 (Dated 03/31/14, repurchase price of $14,443,083; collateralized by State of Qatar: 3.241% due 01/18/23 and value $14,498,510)	14,446,875	14,446,875
Barclays PLC (0.250%) due 04/28/14 (Dated 03/31/14, repurchase price of $1,016,656; collateralized by State of Qatar: 5.250% due 01/20/20 and value $1,020,099)	1,016,825	1,016,825

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $5,663,554; collateralized by Fannie Mae: 1.740% due 12/26/18 and value $5,777,769)	$5,663,554	$5,663,554
Nomura Securities (0.950%) due 04/14/14 (Dated 03/26/14, repurchase price of $4,976,570; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $4,993,068)	4,978,409	4,978,409
Nomura Securities (0.800%) due 04/07/14 (Dated 03/20/14, repurchase price of $976,008; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $998,614)	976,312	976,312
Nomura Securities (0.500%) due 04/11/14 (Dated 03/25/14, repurchase price of $11,343,646; collateralized by State of Qatar: 6.550% due 04/09/19 and value $11,377,061)	11,345,852	11,345,852
Nomura Securities (0.500%) due 04/29/14 (Dated 03/31/14, repurchase price of $11,344,425; collateralized by State of Qatar: 6.550% due 04/09/19 and value $11,377,061)	11,348,365	11,348,365

		63,202,480

Total Short-Term Investments (Cost $724,775,134)		719,522,924

TOTAL INVESTMENTS - 99.9% (Cost $1,931,708,170)		1,938,749,894

TOTAL SECURITIES SOLD SHORT - (2.9%) (See Note (d) in Notes to Schedule of Investments)
(Proceeds $57,341,238)		(56,935,918)

OTHER ASSETS & LIABILITIES, NET - 3.0%		58,715,559

NET ASSETS - 100.0%		$1,940,529,535

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $14,041,516 or 0.7% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(c)	As of March 31, 2014, investments with a total aggregate value of $15,312,876 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap contracts.

(d)	Securities sold short outstanding as of March 31, 2014 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (2.9%)
Brazilian Government 8.500% due 01/05/24	BRL 7,347,000	($3,051,806)
Qatar Government
5.250% due 01/20/20	$890,000	(1,012,375)
6.550% due 04/09/19	18,500,000	(22,177,800)
Republic of Ghana 7.875% due 08/07/23	9,090,000	(8,385,525)
SoQ Sukuk A QSC 3.241% due 01/18/23	22,255,000	(22,308,412)

Total Securities Sold Short (Proceeds $57,341,238)		($56,935,918)

(e)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (06/14)	512	$301,783
Nikkei 225 Index (06/14)	265	(698,512)
SGX CNX Nifty Index (04/14)	928	184,813

		(211,916)

Short Futures Outstanding
Euro-Bobl 5-Year Notes (06/14)	666	(45,876)
Euro-Bund 10-Year Notes (06/14)	371	(330,667)
Euro-Schatz 2-Year Notes (06/14)	68	7,963
Japanese Government 10-Year Bonds (06/14)	157	305,991
United Kingdom Long Gilt (06/14)	243	(146,442)
U.S. 10-Year Deliverable Interest Rate Swap (06/14)	794	(438,357)
U.S. 2-Year Deliverable Interest Rate Swap (06/14)	356	17,270
U.S. 5-Year Deliverable Interest Rate Swap (06/14)	2,163	605,453

		(24,665)

Total Futures Contracts		($236,581)

(f)	Forward foreign currency contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	36,400,000	USD	3,851,852	08/14	BOA	$175,443
ARS	45,400,000	USD	4,789,030	09/14	BOA	178,821
ARS	32,563,000	USD	2,812,963	02/15	BOA	207,812
ARS	217,000,000	USD	18,744,216	02/15	CIT	1,360,444
AUD	4,108,604	USD	3,733,899	04/14	CIT	73,017
AUD	21,021,396	USD	19,095,731	04/14	GSC	382,099
BRL	46,503,000	USD	19,420,756	05/14	SCB	898,968
CLP	16,051,008,000	USD	28,504,720	05/14	BNP	662,465
CLP	4,648,761,000	USD	8,252,727	05/14	CIT	194,797
COP	37,082,721,000	USD	19,114,805	04/14	BNP	(332,229)
EUR	18,091,846	HRK	138,875,700	04/14	CIT	(99,325)
EUR	1,128,041	HRK	8,703,400	04/14	DUB	(14,192)
EUR	29,830,441	HUF	8,972,400,060	04/14	BOA	900,659

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	27,560,248	HUF	8,291,225,119	04/14	JPM	$824,709
EUR	28,468,611	SEK	251,293,000	04/14	CSF	404,336
EUR	3,961,162	USD	5,496,310	04/14	GSC	(39,466)
EUR	6,486,971	USD	8,889,875	05/14	SCB	46,164
HRK	60,120,100	EUR	7,849,192	04/14	CIT	19,404
HRK	69,664,900	EUR	9,141,603	04/14	DUB	(41,239)
HRK	17,794,100	EUR	2,323,141	04/14	DUB	5,785
IDR	226,477,385,000	USD	19,129,773	06/14	SCB	865,287
IDR	80,394,490,600	USD	7,039,798	07/14	GSC	4,291
IDR	80,263,192,000	USD	7,102,937	07/14	SCB	(69,181)
IDR	102,444,325,000	USD	9,025,932	08/14	DUB	(82,650)
IDR	102,444,325,000	USD	8,778,434	08/14	DUB	154,465
IDR	81,743,645,000	USD	7,019,635	08/14	JPM	108,214
IDR	64,204,495,977	USD	5,537,257	08/14	SCB	61,220
IDR	54,852,932,000	USD	4,420,059	11/14	CIT	291,495
ILS	35,268,000	EUR	7,299,294	06/14	JPM	51,799
ILS	121,939,000	USD	34,882,570	04/14	BOA	73,418
ILS	115,733,700	USD	33,103,658	04/14	SCB	73,470
INR	1,538,859,000	USD	24,957,492	04/14	BOA	747,895
INR	710,371,000	USD	11,276,357	05/14	GSC	434,442
INR	1,268,142,000	USD	20,084,606	05/14	JPM	821,310
INR	1,575,806,000	USD	25,047,041	05/14	SCB	930,859
JPY	2,017,197,000	USD	19,941,723	05/14	SCB	(394,367)
KES	584,609,000	USD	6,486,450	04/14	SCB	269,774
KZT	449,000,000	USD	2,815,047	04/14	CIT	(362,768)
KZT	1,142,000,000	USD	7,164,366	04/14	JPM	(936,374)
KZT	763,177,000	USD	4,618,318	10/14	CIT	(627,850)
KZT	608,500,000	USD	3,685,645	10/14	DUB	(505,941)
KZT	392,000,000	USD	2,379,363	10/14	JPM	(332,258)
KZT	1,150,900,000	USD	6,996,353	11/14	CIT	(1,002,394)
KZT	3,339,000,000	USD	20,420,926	11/14	DUB	(3,056,528)
KZT	895,000,000	USD	5,507,692	11/14	JPM	(861,962)
KZT	2,765,868,908	USD	16,798,475	12/14	DUB	(2,477,194)
KZT	1,422,806,000	USD	8,571,120	02/15	DUB	(1,299,414)
MXN	329,970,000	USD	24,931,432	05/14	BNP	236,000
MXN	556,776,000	USD	41,485,433	05/14	CIT	980,919
PEN	34,086,000	USD	12,031,768	04/14	JPM	46,357
PEN	107,101,000	USD	37,395,601	04/14	SCB	554,858
PHP	251,330,000	USD	5,623,350	06/14	BOA	(14,082)
PLN	181,783,000	EUR	43,528,327	04/14	BNP	94,582
PLN	49,059,000	EUR	11,760,236	04/14	CIT	7,681
PLN	173,372,000	EUR	41,514,295	04/14	JPM	90,206
PLN	35,011,917	EUR	8,214,614	06/14	BNP	207,085
PLN	29,655,083	EUR	6,955,899	06/14	SCB	177,986
RON	132,196,125	EUR	28,854,206	03/15	BOA	86,730
RON	171,430,040	EUR	37,413,203	03/15	CIT	125,101
RON	17,962,496	EUR	3,899,380	03/15	JPM	43,497
RON	50,665,977	EUR	11,018,090	03/15	SCB	96,114
RON	71,058,493	USD	21,968,465	04/14	SCB	(33,062)
RON	11,003,786	USD	3,336,806	04/14	SCB	60,008
RUB	837,208,145	USD	25,145,161	05/14	BNP	(1,638,430)
RUB	4,025,505,018	USD	121,103,091	05/14	BOA	(7,932,410)
RUB	660,491,362	USD	19,795,935	05/14	CIT	(1,208,566)
RUB	1,477,085,012	USD	44,411,131	05/14	SCB	(2,888,421)
SEK	251,293,000	EUR	28,608,021	04/14	CSF	(596,385)
SGD	29,406,000	EUR	16,967,191	06/14	SCB	5,562
SGD	12,177,000	USD	9,628,827	04/14	GSC	51,705
SGD	45,986,000	USD	36,255,410	05/14	SCB	303,113
TRY	27,974,100	USD	12,402,616	10/14	JPM	7,153
UGX	12,037,854,217	USD	4,713,334	04/14	CIT	(2,914)
UGX	19,886,160,000	USD	7,323,839	01/15	CIT	(90,175)
UGX	4,096,568,000	USD	1,500,574	01/15	SCB	(8,046)
USD	38,721,947	AUD	42,764,000	04/14	BNP	(915,586)
USD	72,476,706	AUD	79,956,019	04/14	GSC	(1,605,554)
USD	9,461,736	BRL	23,590,000	05/14	BOA	(846,036)
USD	9,183,199	BRL	22,913,000	05/14	CIT	(828,754)
USD	38,736,005	CAD	43,143,000	04/14	CIT	(265,327)
USD	38,277,016	CAD	42,876,000	04/14	DUB	(482,947)
USD	38,868,093	CAD	43,143,000	04/14	GSC	(133,239)
USD	99,118,377	CHF	89,396,351	05/14	GSC	(2,029,460)
USD	36,944,082	CLP	20,699,769,000	05/14	BOA	(670,628)
USD	9,742,160	COP	19,756,126,462	04/14	BOA	(264,413)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	8,544,107	COP	17,326,594,538	04/14	JPM	($231,896)
USD	7,424,446	EUR	5,461,119	04/14	GSC	(98,718)
USD	48,188,666	EUR	35,439,000	04/14	JPM	(632,985)
USD	13,182,918	EUR	9,615,479	05/14	BOA	(62,493)
USD	10,112,649	EUR	7,351,900	05/14	DUB	(14,676)
USD	30,484,601	EUR	22,311,000	05/14	GSC	(249,869)
USD	1,983,370	EUR	1,444,445	05/14	JPM	(6,386)
USD	173,262,734	EUR	127,382,000	05/14	SCB	(2,210,600)
USD	12,708,192	EUR	9,232,867	06/14	BOA	(10,023)
USD	6,781,322	EUR	4,870,432	06/14	BOA	72,372
USD	73,266,697	EUR	53,277,315	06/14	DUB	(122,710)
USD	32,097,954	EUR	23,222,000	06/14	DUB	109,929
USD	2,608,780	EUR	1,895,202	06/14	GSC	(1,849)
USD	17,692,024	EUR	12,806,466	06/14	GSC	51,317
USD	4,605,465	EUR	3,338,000	06/14	JPM	7,376
USD	613,718	EUR	446,000	06/14	SCB	(644)
USD	467,880	GHS	1,311,000	08/14	SCB	17,671
USD	2,751,145	GHS	8,235,001	12/14	CIT	66,839
USD	1,516,452	IDR	18,470,391,000	06/14	SCB	(110,895)
USD	6,959,336	IDR	80,999,711,000	08/14	SCB	(103,644)
USD	9,757,667	INR	589,851,000	05/14	SCB	33,697
USD	71,771,943	JPY	7,328,351,587	05/14	GSC	755,174
USD	111,750,214	JPY	11,476,747,000	06/14	BOA	513,077
USD	19,026,101	NGN	3,186,872,000	04/14	JPM	(282,423)
USD	24,624,802	NZD	29,710,675	04/14	GSC	(1,100,253)
USD	18,229,982	PHP	830,558,000	04/14	GSC	(300,852)
USD	5,654,852	PHP	256,391,000	05/14	BOA	(72,347)
USD	6,229,982	PHP	282,592,000	05/14	GSC	(82,488)
USD	6,623,387	PLN	20,099,000	04/14	JPM	(15,000)
USD	24,965,707	RON	82,062,279	04/14	SCB	(366,509)
USD	51,474,081	RUB	1,742,243,216	05/14	BNP	2,444,344
USD	52,071,631	RUB	1,761,218,784	05/14	BOA	2,507,890
USD	97,900,507	RUB	3,313,727,991	05/14	JPM	4,859,233
USD	5,434,834	RUB	183,099,546	05/14	SCB	282,096
USD	9,756,233	SGD	12,343,000	06/14	SCB	(56,481)
USD	18,398,606	THB	606,970,000	04/14	CIT	(300,370)
USD	2,386,497	THB	77,060,000	04/14	SCB	11,979
USD	18,824,272	THB	626,660,000	05/14	DUB	(462,494)
USD	17,461,814	THB	580,518,000	05/14	GSC	(406,433)
USD	8,315,928	THB	271,224,000	06/14	CIT	(13,996)
USD	9,674,088	THB	315,472,000	06/14	GSC	(14,796)
USD	9,568,078	TRY	21,215,300	04/14	SCB	(328,937)
USD	11,177,773	TRY	25,245,000	06/14	SCB	(315,615)
USD	18,689,450	ZAR	205,079,337	04/14	SCB	(772,039)
USD	4,798,325	ZMW	28,646,000	09/14	CIT	441,187
USD	829,431	ZMW	4,960,000	09/14	SCB	71,540
UYU	92,530,000	USD	3,924,088	12/14	CIT	(209,402)
UYU	246,227,000	USD	10,287,320	01/15	CIT	(473,024)
UYU	360,980,000	USD	14,715,465	02/15	CIT	(476,415)
UYU	168,040,000	USD	6,846,368	03/15	CIT	(309,740)
UYU	129,400,000	USD	5,110,585	04/15	CIT	(133,526)

Total Forward Foreign Currency Contracts						($18,697,055)

(g)	Purchased options outstanding as of March 31, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC CNH versus USD	CNH 6.25	04/04/14	GSC	CNH 235,420,000	$82,491	$18,939
Put - OTC CNY versus USD	CNY 6.25	04/07/14	SCB	CNY 235,420,000	76,841	3,786
Put - OTC COP versus USD	COP 1,845.00	06/12/14	BOA	$2,008,000	25,000	1,205
Put - OTC CNY versus USD	CNY 6.35	09/30/14	GSC	CNY 124,088,000	110,409	59,869
Put - OTC CNY versus USD	6.35	09/30/14	JPM	115,102,000	101,960	51,831
Put - OTC CNH versus USD	CNH 6.35	10/06/14	SCB	CNH 239,190,000	234,988	169,331
Put - OTC CNH versus USD	6.20	03/05/15	DUB	360,973,000	624,565	859,563
Put - OTC CNH versus USD	6.20	03/05/15	SCB	356,591,000	616,983	849,129
Put - OTC CNH versus USD	6.20	03/06/15	SCB	233,764,000	379,176	556,648
Put - OTC CAD versus USD	CAD 1.11	03/30/15	SCB	CAD 43,280,000	1,199,820	1,204,715
Put - OTC CAD versus USD	1.13	03/30/15	GSC	44,471,000	938,665	950,967

Total Purchased Options					$4,390,898	$4,725,983

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(h)	Transactions in written options for the three-month period ended March 31, 2014 were as follows:

	Notional Amount In COP	Notional Amount in $	Premium
Outstanding, December 31, 2013	-	126,487,146	$2,289,446
Call Options Written	31,622,452,000	-	1,628
Put Options Written	-	2,008,000	2,249
Call Options Expired	(31,622,452,000)	-	(1,628)

Outstanding, March 31, 2014	-	128,495,146	$2,291,695

(i)	Premiums received and value of written options outstanding as of March 31, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC INR versus USD	INR 65.00	06/09/14	GSC	$20,356,000	$379,639	($77,353)
Call - OTC INR versus USD	65.00	06/09/14	JPM	20,717,000	368,763	(78,725)
Call - OTC INR versus USD	67.00	06/16/14	DUB	21,760,000	408,435	(47,872)
Call - OTC INR versus USD	67.00	06/16/14	JPM	18,383,000	363,064	(40,442)
Call - OTC INR versus USD	70.00	06/19/14	JPM	39,785,146	660,433	(39,785)
Call - OTC INR versus USD	72.00	07/01/14	GSC	2,810,000	54,655	(2,529)
Call - OTC INR versus USD	72.00	07/01/14	JPM	2,676,000	54,457	(2,408)

					2,289,446	(289,114)

Put - OTC COP versus USD	COP 1,845.00	06/12/14	GSC	2,008,000	2,249	(1,205)

Total Written Options					$2,291,695	($290,319)

(j)	Swap agreements outstanding as of March 31, 2014 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	2.586%	$2,000,000	$111,322	$139,006	($27,684)
China Government	1.000%	12/20/17	BOA	0.616%	41,000,000	(591,539)	(327,842)	(263,697)
Thailand Government	1.000%	12/20/17	BOA	0.914%	11,000,000	(37,960)	60,005	(97,965)
Colombia Government	1.000%	12/20/17	CSF	0.772%	40,000,000	(347,766)	139,810	(487,576)
Croatia Government	1.000%	12/20/17	DUB	2.586%	4,040,000	224,870	285,508	(60,638)
Thailand Government	1.000%	12/20/17	DUB	0.914%	30,000,000	(103,528)	134,011	(237,539)
Croatia Government	1.000%	12/20/17	GSC	2.586%	2,000,000	111,322	135,003	(23,681)
Lebanon Government	5.000%	12/20/17	JPM	3.225%	2,500,000	(158,891)	(82,869)	(76,022)
Croatia Government	1.000%	03/20/18	CIT	2.659%	23,998,000	1,479,465	2,087,266	(607,801)
Lebanon Government	1.000%	03/20/18	DUB	3.312%	16,402,000	1,391,790	2,340,450	(948,660)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	3.378%	4,625,000	401,598	499,985	(98,387)
Croatia Government	1.000%	03/20/18	JPM	2.659%	15,000,000	924,743	1,331,192	(406,449)
Lebanon Government	5.000%	03/20/18	JPM	3.312%	2,326,000	(148,514)	(98,960)	(49,554)
Bulgaria Government	1.000%	06/20/18	BNP	1.057%	2,490,000	4,974	14,533	(9,559)
Croatia Government	1.000%	06/20/18	BNP	2.725%	5,040,000	340,925	410,400	(69,475)
Croatia Government	1.000%	06/20/18	CIT	2.725%	15,660,000	1,059,304	1,471,849	(412,545)
Russian Foreign	1.000%	06/20/18	DUB	1.957%	23,549,000	893,968	432,759	461,209
Lebanon Government	1.000%	06/20/18	GSC	3.391%	46,818,000	4,329,890	6,482,029	(2,152,139)
Croatia Government	1.000%	06/20/18	JPM	2.725%	3,072,000	207,802	298,772	(90,970)
Russian Foreign	1.000%	06/20/18	JPM	1.957%	11,540,000	438,082	204,684	233,398
Bulgaria Government	1.000%	09/20/18	BNP	1.116%	3,000,000	13,974	32,774	(18,800)
Bulgaria Government	1.000%	12/20/18	BNP	1.167%	3,000,000	21,743	32,623	(10,880)
Bulgaria Government	1.000%	12/20/18	GSC	1.167%	9,000,000	65,229	108,899	(43,670)
Qatar Government	1.000%	12/20/18	JPM	0.569%	2,699,000	(54,541)	(46,096)	(8,445)
Lebanon Government	5.000%	12/20/18	GSC	3.582%	7,382,000	(458,459)	(413,485)	(44,974)
Qatar Government	1.000%	03/20/19	GSC	0.605%	2,940,000	(57,042)	(47,128)	(9,914)
Qatar Government	1.000%	03/20/19	JPM	0.605%	1,530,000	(29,685)	(25,927)	(3,758)
BCP Finance Bank Ltd	5.000%	03/20/19	DUB	3.287%	EUR 8,085,000	(888,504)	(541,700)	(346,804)
Banco Espirito Santo SA	5.000%	03/20/19	DUB	3.090%	7,261,000	(895,543)	(667,875)	(227,668)
BCP Finance Bank Ltd	5.000%	03/20/19	GSC	3.287%	2,456,000	(269,903)	(152,303)	(117,600)
Banco Espirito Santo SA	5.000%	03/20/19	GSC	3.090%	2,892,000	(356,688)	(250,292)	(106,396)
Russian Foreign	1.000%	06/20/22	DUB	2.529%	$10,000,000	1,049,675	773,976	275,699
Russian Foreign	1.000%	09/20/22	BNP	2.548%	17,914,000	1,945,808	1,498,792	447,016
Russian Foreign	1.000%	09/20/22	JPM	2.548%	16,630,000	1,806,341	1,391,365	414,976
Colombia Government	1.000%	12/20/22	BNP	1.453%	10,000,000	342,179	441,909	(99,730)
Mexico Government	1.000%	12/20/22	BNP	1.265%	20,000,000	402,132	849,562	(447,430)
Russian Foreign	1.000%	12/20/22	BNP	2.566%	7,100,000	796,284	623,296	172,988

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/22	BNP	2.398%	$120,000,000	$12,187,907	$12,058,804	$129,103
Mexico Government	1.000%	12/20/22	BOA	1.265%	21,900,000	440,335	915,640	(475,305)
South Africa Government	1.000%	12/20/22	BOA	2.398%	25,000,000	2,539,147	2,327,985	211,162
Spain Government	1.000%	12/20/22	BOA	1.460%	20,000,000	685,441	4,238,614	(3,553,173)
Colombia Government	1.000%	12/20/22	DUB	1.453%	12,300,000	420,880	541,946	(121,066)
Spain Government	1.000%	12/20/22	DUB	1.460%	55,000,000	1,884,963	11,717,316	(9,832,353)
South Africa Government	1.000%	12/20/22	JPM	2.398%	31,750,000	3,224,718	3,009,554	215,164
South Africa Government	1.000%	03/20/23	BNP	2.420%	50,000,000	5,258,519	4,657,747	600,772
South Africa Government	1.000%	06/20/23	CIT	2.441%	9,640,000	1,048,576	877,392	171,184
Qatar Government	1.000%	12/20/23	GSC	0.995%	18,011,000	(13,375)	36,676	(50,051)
Brazilian Government	1.000%	03/20/24	BNP	2.190%	30,000,000	2,889,060	3,615,440	(726,380)
Brazilian Government	1.000%	03/20/24	DUB	2.190%	245,000	23,594	32,638	(9,044)
Brazilian Government	1.000%	03/20/24	GSC	2.190%	13,023,000	1,254,141	1,698,934	(444,793)

						$45,808,763	$65,294,667	($19,485,904)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/17	BNP	1.522%	$120,000,000	($2,221,372)	($3,292,102)	$1,070,730
South Africa Government	1.000%	12/20/17	BOA	1.522%	25,000,000	(462,786)	(585,378)	122,592
South Africa Government	1.000%	12/20/17	JPM	1.522%	31,750,000	(587,738)	(763,832)	176,094
South Africa Government	1.000%	03/20/18	BNP	1.588%	50,000,000	(1,109,819)	(1,191,402)	81,583
South Africa Government	1.000%	06/20/18	CIT	1.648%	9,640,000	(249,678)	(241,341)	(8,337)
Russian Foreign	1.000%	03/20/19	BNP	2.115%	4,950,000	(252,990)	(292,509)	39,519
Russian Foreign	1.000%	03/20/19	DUB	2.115%	7,310,000	(373,608)	(435,200)	61,592
Russian Foreign	1.000%	03/20/19	GSC	2.115%	4,130,000	(211,081)	(244,053)	32,972
Turkey Government	1.000%	06/20/22	BNP	2.514%	10,000,000	(1,042,347)	(665,505)	(376,842)
Turkey Government	1.000%	09/20/22	BNP	2.533%	14,026,000	(1,513,002)	(942,857)	(570,145)

						($8,024,421)	($8,654,179)	$629,758

						$37,784,342	$56,640,488	($18,856,146)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps

Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 50,000,000	$27,624,309	Receive	BNP	6.250%	10/17/20	$7,865,313	$-	$7,865,313
50,121,620	27,699,155	Receive	CSF	6.250%	10/17/20	7,892,098	-	7,892,098
8,713,565	4,550,165	Receive	JPM	7.860%	07/21/21	716,280	-	716,280
48,823,375	27,041,471	Receive	CSF	6.330%	10/16/21	8,042,434	-	8,042,434

						$24,516,125	$-	$24,516,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counter- party/ Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	GSC	Pay	3.465%	01/13/16	MYR 81,312,000	($60,957)	$-	($60,957)
3-Month MYR-KLIBOR	DUB	Pay	3.475%	01/13/16	85,454,000	(58,984)	-	(58,984)
3-Month MYR-KLIBOR	CIT	Pay	3.505%	01/15/16	82,324,000	(46,719)	-	(46,719)
3-Month MYR-KLIBOR	BOA	Pay	3.510%	01/15/16	84,443,000	(45,434)	-	(45,434)
3-Month MYR-KLIBOR	CIT	Pay	3.600%	02/25/16	56,415,000	(10,852)	-	(10,852)
3-Month MYR-KLIBOR	JPM	Pay	3.600%	02/25/16	54,763,000	(10,534)	-	(10,534)
3-Month MYR-KLIBOR	DUB	Pay	3.600%	02/26/16	113,386,000	(22,895)	-	(22,895)
3-Month MYR-KLIBOR	JPM	Pay	3.600%	02/26/16	108,970,000	(22,003)	-	(22,003)
3-Month NZD Bank Bills	JPM	Pay	4.695%	10/08/16	NZD 98,000,000	(65,981)	-	(65,981)
3-Month NZD Bank Bills	LCH	Pay	4.711%	10/08/16	128,000,000	(49,149)	-	(49,149)
3-Month NZD Bank Bills	LCH	Pay	4.740%	10/10/16	106,500,000	(18,476)	-	(18,476)
3-Month NZD Bank Bills	LCH	Pay	4.764%	10/10/16	133,000,000	2,296	-	2,296
6-Month PLN-WIBOR	BNP	Receive	3.353%	10/03/17	PLN 19,330,000	(2,211)	-	(2,211)
6-Month PLN-WIBOR	JPM	Receive	3.390%	10/03/17	51,520,000	(91,296)	-	(91,296)
6-Month PLN-WIBOR	JPM	Pay	4.190%	10/03/17	200,000,000	2,340,063	-	2,340,063
6-Month PLN-WIBOR	CSF	Pay	4.210%	10/03/17	125,000,000	1,493,600	-	1,493,600
6-Month PLN-WIBOR	DUB	Pay	4.210%	10/03/17	100,000,000	1,194,880	-	1,194,880
6-Month PLN-WIBOR	BNP	Pay	4.215%	10/03/17	100,000,000	1,201,092	-	1,201,092
3-Month NZD Bank Bills	LCH	Pay	4.213%	10/23/17	NZD 6,182,000	32,574	-	32,574
3-Month NZD Bank Bills	LCH	Pay	4.203%	10/24/17	14,000,000	63,548	50	63,498
3-Month NZD Bank Bills	LCH	Pay	4.150%	10/25/17	12,000,000	34,991	42	34,949
3-Month NZD Bank Bills	LCH	Pay	4.036%	10/30/17	15,000,000	(14,323)	-	(14,323)
3-Month NZD Bank Bills	LCH	Pay	4.030%	10/31/17	7,000,000	(8,401)	25	(8,426)
3-Month NZD Bank Bills	LCH	Pay	4.035%	10/31/17	8,818,000	(9,166)	31	(9,197)
6-Month PLN-WIBOR	BNP	Receive	3.384%	11/13/17	PLN 26,000,000	(30,712)	-	(30,712)
6-Month PLN-WIBOR	BNP	Pay	3.850%	11/13/17	26,000,000	180,060	12,427	167,633
6-Month PLN-WIBOR	BOA	Receive	3.605%	11/14/17	64,630,000	(252,439)	-	(252,439)
6-Month PLN-WIBOR	BOA	Pay	3.830%	11/14/17	64,630,000	430,788	-	430,788
6-Month PLN-WIBOR	DUB	Receive	3.600%	11/16/17	67,970,000	(259,248)	-	(259,248)
6-Month PLN-WIBOR	DUB	Pay	3.790%	11/16/17	67,970,000	414,812	-	414,812
6-Month PLN-WIBOR	BOA	Receive	3.508%	11/19/17	97,000,000	(256,383)	-	(256,383)
6-Month PLN-WIBOR	BOA	Pay	3.810%	11/19/17	97,000,000	616,499	-	616,499
6-Month PLN-WIBOR	BNP	Receive	3.595%	11/20/17	97,800,000	(362,634)	-	(362,634)
6-Month PLN-WIBOR	BNP	Pay	3.810%	11/20/17	97,800,000	620,407	-	620,407
6-Month CLP-CLICP	DUB	Pay	2.090%	05/10/18	CLP 6,191,250,000	701,727	-	701,727
6-Month CLP-CLICP	DUB	Receive	4.780%	05/10/18	6,191,250,000	(192,433)	-	(192,433)
6-Month CLP-CLICP	DUB	Pay	2.053%	05/13/18	17,078,830,000	1,902,881	-	1,902,881
6-Month CLP-CLICP	DUB	Receive	4.700%	05/13/18	17,078,830,000	(433,543)	-	(433,543)
6-Month CLP-CLICP	DUB	Pay	2.110%	05/14/18	6,633,307,000	770,092	-	770,092
6-Month CLP-CLICP	DUB	Receive	4.740%	05/14/18	6,633,307,000	(186,722)	-	(186,722)
6-Month CLP-CLICP	DUB	Pay	2.000%	05/20/18	2,699,413,258	295,421	-	295,421
6-Month CLP-CLICP	DUB	Receive	4.700%	05/20/18	2,699,403,000	(67,838)	-	(67,838)
6-Month CLP-CLICP	DUB	Pay	1.930%	05/23/18	1,387,885,795	145,673	-	145,673
6-Month CLP-CLICP	DUB	Receive	4.640%	05/23/18	1,387,885,795	(28,875)	-	(28,875)
6-Month HUF-BUBOR	LCH	Receive	4.566%	11/14/18	HUF 2,937,000,000	(364,659)	53	(364,712)
6-Month HUF-BUBOR	LCH	Receive	3.778%	11/15/18	6,665,000,000	226,774	429	226,345
6-Month HUF-BUBOR	LCH	Receive	4.433%	11/15/18	3,774,000,000	(364,770)	69	(364,839)
6-Month GBP-LIBOR	LCH	Receive	2.000%	02/20/19	GBP 24,212,000	(37,387)	197	(37,584)
1-Month BRL-CETIP	DUB	Pay	12.868%	01/04/21	BRL 57,719,023	43,982	-	43,982
3-Month BRL-CETIP	BOA	Pay	12.900%	01/04/21	71,211,285	112,827	-	112,827
1-Month BRL-CETIP	DUB	Pay	12.920%	01/04/21	10,890,000	23,474	-	23,474
1-Month BRL-CETIP	GSC	Pay	13.070%	01/04/21	11,145,000	69,321	-	69,321
1-Month BRL-CETIP	BOA	Pay	13.100%	01/04/21	7,634,980	53,724	-	53,724
1-Month BRL-CETIP	BOA	Pay	13.110%	01/04/21	59,591,997	434,951	-	434,951
3-Month NZD Bank Bills	CSF	Pay	3.640%	10/03/22	NZD 25,000,000	(1,756,300)	-	(1,756,300)
3-Month NZD Bank Bills	DUB	Pay	3.650%	10/03/22	16,367,000	(1,139,262)	-	(1,139,262)
1-Month BRL-CETIP	BOA	Pay	12.943%	01/02/23	BRL 21,646,000	(20,139)	-	(20,139)
1-Month BRL-CETIP	DUB	Pay	12.980%	01/02/23	25,100,000	8,739	-	8,739
1-Month BRL-CETIP	GSC	Pay	13.050%	01/02/23	4,773,000	13,330	-	13,330
1-Month BRL-CETIP	BOA	Pay	13.100%	01/02/23	5,216,000	23,669	-	23,669
6-Month AUD Bank Bills	LCH	Pay	4.310%	07/04/23	AUD 15,618,000	24,593	-	24,593
6-Month AUD Bank Bills	LCH	Pay	4.501%	08/26/23	37,214,000	472,374	-	472,374
3-Month MYR-KLIBOR	GSC	Receive	4.525%	01/13/24	MYR 19,723,000	36,834	-	36,834
3-Month MYR-KLIBOR	DUB	Receive	4.535%	01/13/24	20,914,000	33,827	-	33,827
3-Month MYR-KLIBOR	BOA	Receive	4.575%	01/15/24	20,669,000	15,444	-	15,444
3-Month MYR-KLIBOR	CIT	Receive	4.575%	01/15/24	19,969,000	14,921	-	14,921

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Floating Rate Index	Counter- party/ Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	JPM	Receive	4.560%	02/25/24	MYR 13,460,000	$22,289	$-	$22,289
3-Month MYR-KLIBOR	CIT	Receive	4.568%	02/25/24	13,632,000	20,031	-	20,031
3-Month MYR-KLIBOR	DUB	Receive	4.563%	02/26/24	27,477,000	44,330	-	44,330
3-Month MYR-KLIBOR	JPM	Receive	4.565%	02/26/24	26,706,000	41,426	-	41,426

						$7,887,539	$13,323	$7,874,216

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	06/03/14	GTQ 10,419,000	$60,383	$-	$60,383
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	06/09/14	21,620,000	83,575	-	83,575
				Number of Contracts
Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	CIT	06/12/14	315	10,491	-	10,491
Negative Return on WIG 20 Index	Positive Return on WIG 20 Index	JPM	06/20/14	2,605	(555,723)	-	(555,723)

					($401,274)	$-	($401,274)

Total Swap Agreements					$69,786,732	$56,653,811	$13,132,921

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$12,175,755	$-	$12,175,755	$-
	Mortgage-Backed Securities	32,095,806	-	32,095,806	-
	Foreign Government Bonds & Notes	1,170,229,426	-	1,170,229,426	-
	Short-Term Investments	719,522,924	-	719,522,924	-
	Derivatives:
	Credit Contracts
	Swaps	50,220,701	-	50,220,701	-
	Equity Contracts
	Futures	184,813	184,813	-	-
	Swaps	10,491	-	10,491	-

	Total Equity Contracts	195,304	184,813	10,491	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	26,643,240	-	26,643,240	-
	Purchased Options	4,725,983	-	4,725,983	-
	Swaps	24,516,125	-	24,516,125	-

	Total Foreign Currency Contracts	55,885,348	-	55,885,348	-

	Interest Rate Contracts
	Futures	1,238,460	1,238,460	-	-
	Swaps	14,322,222	-	14,178,264	143,958

	Total Interest Rate Contracts	15,560,682	1,238,460	14,178,264	143,958

	Total Assets - Derivatives	121,862,035	1,423,273	120,294,804	143,958

	Total Assets	2,055,885,946	1,423,273	2,054,318,715	143,958

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(56,935,918)	-	(56,935,918)	-
	Derivatives:
	Credit Contracts
	Swaps	(12,436,359)	-	(12,436,359)	-
	Equity Contracts
	Futures	(698,512)	(698,512)	-	-
	Swaps	(555,723)	-	(555,723)	-

	Total Equity Contracts	(1,254,235)	(698,512)	(555,723)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(45,340,295)	-	(45,340,295)	-
	Written Options	(290,319)	-	(290,319)	-

	Total Foreign Currency Contracts	(45,630,614)	-	(45,630,614)	-

	Interest Rate Contracts
	Futures	(961,342)	(961,342)	-	-
	Swaps	(6,290,725)	-	(6,290,725)	-

	Total Interest Rate Contracts	(7,252,067)	(961,342)	(6,290,725)	-

	Total Liabilities - Derivatives	(66,573,275)	(1,659,854)	(64,913,421)	-

	Total Liabilities	(123,509,193)	(1,659,854)	(121,849,339)	-

	Total	$1,932,376,753	($236,581)	$1,932,469,376	$143,958

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Canada - 0.0%

Aureus Mining Inc Strike @ EUR 0.63 Exp 05/16/14 *	562,500	$1

Total Warrants (Cost $0)		1

COMMON STOCKS - 94.8%

Australia - 4.0%

Newcrest Mining Ltd *	1,422,898	13,079,555
Regis Resources Ltd	3,295,796	6,941,261
Troy Resources Ltd *	1,644,188	1,603,890

		21,624,706

Bermuda - 0.7%

Continental Gold Ltd *	1,106,705	3,824,164

Canada - 66.0%

Agnico Eagle Mines Ltd (NYSE)	945,026	28,587,036
Alamos Gold Inc	1,634,881	14,773,823
Aureus Mining Inc *	3,387,000	1,771,480
AuRico Gold Inc (TSE)	1,375,000	5,995,025
B2Gold Corp *	5,750,000	15,603,799
Barrick Gold Corp (NYSE)	950,387	16,945,400
Centerra Gold Inc	1,523,662	7,098,018
Detour Gold Corp *	988,213	8,554,680
Eldorado Gold Corp	4,687,777	26,078,542
First Quantum Minerals Ltd	160,292	2,962,248
Franco-Nevada Corp	535,835	24,622,721
Goldcorp Inc (NYSE)	2,150,700	52,649,136
IAMGOLD Corp (TSE)	466,288	1,640,760
Kinross Gold Corp	5,477,663	22,643,980
MAG Silver Corp *	550,476	3,819,223
New Gold Inc *	1,988,272	9,837,945
Osisko Mining Corp *	4,166,549	25,930,219
Platinum Group Metals Ltd *	3,965,500	3,981,642
Primero Mining Corp *	705,128	5,109,069
Rio Alto Mining Ltd *	500,780	978,458
SEMAFO Inc	2,407,424	8,492,948
Silver Wheaton Corp (NYSE)	835,465	18,965,056
Tahoe Resources Inc (TSE) *	1,004,997	21,245,391
Torex Gold Resources Inc *	4,472,727	4,329,098
Yamana Gold Inc	3,206,199	28,074,180

		360,689,877

Peru - 0.5%

Cia de Minas Buenaventura SA ADR	237,043	2,979,630

South Africa - 1.6%

AngloGold Ashanti Ltd ADR	307,460	5,251,417
Impala Platinum Holdings Ltd	300,000	3,415,298

		8,666,715

United Kingdom - 14.8%

Fresnillo PLC	1,522,915	21,441,061
Hochschild Mining PLC	849,937	2,397,480
Randgold Resources Ltd ADR	759,673	56,975,475

		80,814,016

	Shares	Value
United States - 7.2%

Newmont Mining Corp	407,915	$9,561,528
Royal Gold Inc	475,665	29,786,142

		39,347,670

Total Common Stocks (Cost $867,672,867)		517,946,778

	Principal Amount

SHORT-TERM INVESTMENT - 4.9%

Repurchase Agreement - 4.9%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $26,737,690; collateralized by Fannie Mae: 1.740% due 12/26/18 and value $27,275,863)	$26,737,690	26,737,690

Total Short-Term Investment (Cost $26,737,690)		26,737,690

TOTAL INVESTMENTS - 99.7% (Cost $894,410,557)		544,684,469

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,396,357

NET ASSETS - 100.0%		$546,080,826

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified by precious metals sector as a percentage of net assets as follows:

Gold	80.3%
Precious Metals & Minerals	13.8%
Others (each less than 3.0%)	0.7%

94.8%
Short-Term Investment	4.9%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$1	$-	$1	$-
	Common Stocks
	Australia	21,624,706	-	21,624,706	-
	Bermuda	3,824,164	3,824,164	-	-
	Canada	360,689,877	358,918,397	1,771,480	-
	Peru	2,979,630	2,979,630	-	-
	South Africa	8,666,715	5,251,417	3,415,298	-
	United Kingdom	80,814,016	56,975,475	23,838,541	-
	United States	39,347,670	39,347,670	-	-

		517,946,778	467,296,753	50,650,025	-
	Short-Term Investment	26,737,690	-	26,737,690	-

	Total	$544,684,469	$467,296,753	$77,387,716	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	76,646,371	$1,738,339,690

TOTAL INVESTMENTS - 100.0% (Cost $1,467,894,565)		1,738,339,690

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(495,335)

NET ASSETS - 100.0%		$1,737,844,355

Notes to Schedule of Investments

(a)	The portfolio’s investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$1,738,339,690	$1,738,339,690	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)	PACIFIC SELECT FUND PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’ *	17,756,159	$197,088,131
PD High Yield Bond Market Portfolio ‘P’ *	1,700,404	21,942,027
PD Large-Cap Growth Index Portfolio ‘P’ *	1,871,510	39,997,829
PD Large-Cap Value Index Portfolio ‘P’ *	2,342,475	48,468,808
PD Small-Cap Growth Index Portfolio ‘P’ *	328,333	6,893,067
PD Small-Cap Value Index Portfolio ‘P’ *	581,954	11,125,396
PD Emerging Markets Portfolio ‘P’ *	512,462	7,544,338
PD International Large-Cap Portfolio ‘P’ *	2,023,865	33,199,426

Total Affiliated Mutual Funds (Cost $326,419,872)		366,259,022

TOTAL INVESTMENTS - 100.0% (Cost $326,419,872)		366,259,022

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(71,125)

NET ASSETS - 100.0%		$366,187,897

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’ *	39,384,101	$437,151,907
PD High Yield Bond Market Portfolio ‘P’ *	4,745,232	61,232,495
PD Large-Cap Growth Index Portfolio ‘P’ *	8,715,632	186,270,111
PD Large-Cap Value Index Portfolio ‘P’ *	11,866,337	245,529,754
PD Small-Cap Growth Index Portfolio ‘P’ *	1,697,803	35,643,905
PD Small-Cap Value Index Portfolio ‘P’ *	3,358,496	64,205,403
PD Emerging Markets Portfolio ‘P’ *	3,583,601	52,756,926
PD International Large-Cap Portfolio ‘P’ *	10,673,862	175,093,703

Total Affiliated Mutual Funds (Cost $1,084,350,596)		1,257,884,204

TOTAL INVESTMENTS - 100.0% (Cost $1,084,350,596)		1,257,884,204

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(219,389)

NET ASSETS - 100.0%		$1,257,664,815

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$366,259,022	$366,259,022	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,257,884,204	$1,257,884,204	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND PACIFIC DYNAMIX - GROWTH PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’ *	7,175,872	$79,650,065
PD High Yield Bond Market Portfolio ‘P’ *	680,656	8,783,194
PD Large-Cap Growth Index Portfolio ‘P’ *	3,919,461	83,766,553
PD Large-Cap Value Index Portfolio ‘P’ *	4,850,023	100,353,200
PD Small-Cap Growth Index Portfolio ‘P’ *	1,244,180	26,120,486
PD Small-Cap Value Index Portfolio ‘P’ *	1,911,096	36,535,009
PD Emerging Markets Portfolio ‘P’ *	1,922,099	28,296,680
PD International Large-Cap Portfolio ‘P’ *	5,153,333	84,535,120

Total Affiliated Mutual Funds (Cost $364,476,664)		448,040,307

TOTAL INVESTMENTS - 100.0% (Cost $364,476,664)		448,040,307

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(80,301)

NET ASSETS - 100.0%		$447,960,006

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	29,645,130	$330,137,949
Floating Rate Income Portfolio ‘P’ *	4,723,464	48,906,739
Floating Rate Loan Portfolio ‘P’ *	14,460,775	116,990,055
High Yield Bond Portfolio ‘P’ *	17,258,341	130,139,952
Inflation Managed Portfolio ‘P’ *	14,391,866	160,038,553
Inflation Protected Portfolio ‘P’ *	15,973,795	161,545,993
Managed Bond Portfolio ‘P’ *	32,057,467	400,474,543
Short Duration Bond Portfolio ‘P’ *	40,122,292	392,348,833
Emerging Markets Debt Portfolio ‘P’ *	18,561,889	191,188,866
Comstock Portfolio ‘P’ *	5,203,759	66,860,519
Dividend Growth Portfolio ‘P’ *	836,833	12,174,306
Equity Index Portfolio ‘P’ *	1,100,852	46,350,531
Growth Portfolio ‘P’ *	1,270,021	24,315,305
Large-Cap Growth Portfolio ‘P’ *	4,671,001	37,809,340
Large-Cap Value Portfolio ‘P’ *	5,311,662	93,417,255
Main Street Core Portfolio ‘P’ *	424,429	12,204,776
Mid-Cap Equity Portfolio ‘P’ *	1,574,280	26,820,639
Mid-Cap Value Portfolio ‘P’ *	1,333,706	26,476,004
Value Advantage Portfolio ‘P’ *	2,253,510	27,368,876
International Large-Cap Portfolio ‘P’ *	8,103,319	67,927,500
International Value Portfolio ‘P’ *	3,111,444	39,833,736
Currency Strategies Portfolio ‘P’ *	7,920,634	78,808,914
Global Absolute Return Portfolio ‘P’ *	16,723,833	165,820,285
Precious Metals Portfolio ‘P’ *	4,778,998	23,337,208

Total Affiliated Mutual Funds (Cost $2,524,512,693)		2,681,296,677

TOTAL INVESTMENTS - 100.0% (Cost $2,524,512,693)		2,681,296,677

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(381,526)

NET ASSETS - 100.0%		$2,680,915,151

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$448,040,307	$448,040,307	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,681,296,677	$2,681,296,677	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	38,922,820	$433,457,368
Floating Rate Income Portfolio ‘P’ *	6,953,357	71,995,056
Floating Rate Loan Portfolio ‘P’ *	20,550,778	166,259,182
High Yield Bond Portfolio ‘P’ *	25,413,300	191,634,048
Inflation Managed Portfolio ‘P’ *	17,377,842	193,242,822
Inflation Protected Portfolio ‘P’ *	19,889,698	201,148,259
Managed Bond Portfolio ‘P’ *	39,998,950	499,682,680
Short Duration Bond Portfolio ‘P’ *	44,386,516	434,047,926
Emerging Markets Debt Portfolio ‘P’ *	17,188,665	177,044,559
American Funds Growth-Income Portfolio ‘P’ *	4,050,232	57,041,163
Comstock Portfolio ‘P’ *	11,635,912	149,504,076
Dividend Growth Portfolio ‘P’ *	6,047,523	87,979,824
Growth Portfolio ‘P’ *	3,301,174	63,202,923
Large-Cap Growth Portfolio ‘P’ *	12,099,956	97,942,901
Large-Cap Value Portfolio ‘P’ *	11,741,909	206,507,287
Main Street Core Portfolio ‘P’ *	3,850,465	110,722,896
Mid-Cap Equity Portfolio ‘P’ *	1,717,444	29,259,685
Mid-Cap Growth Portfolio ‘P’ *	870,291	9,112,312
Mid-Cap Value Portfolio ‘P’ *	4,706,821	93,437,241
Small-Cap Equity Portfolio ‘P’ *	3,150,087	65,362,281
Small-Cap Growth Portfolio ‘P’ *	101,879	1,547,231
Small-Cap Index Portfolio ‘P’ *	1,337,365	23,277,402
Small-Cap Value Portfolio ‘P’ *	85,504	1,559,092
Tactical Strategy Portfolio ‘P’ *	13,385,369	139,205,091
Value Advantage Portfolio ‘P’ *	5,817,890	70,658,263
Emerging Markets Portfolio ‘P’ *	3,426,440	54,908,111
International Large-Cap Portfolio ‘P’ *	7,629,029	63,951,681
International Small-Cap Portfolio ‘P’ *	9,316,132	106,335,314
International Value Portfolio ‘P’ *	3,900,341	49,933,453
Tactical International Portfolio ‘P’ *	8,792,170	90,536,989
Currency Strategies Portfolio ‘P’ *	12,865,922	128,013,658
Global Absolute Return Portfolio ‘P’ *	27,253,145	270,220,597
Precious Metals Portfolio ‘P’ *	12,563,850	61,352,859

Total Affiliated Mutual Funds (Cost $4,027,398,783)		4,400,084,230

TOTAL INVESTMENTS - 100.0% (Cost $4,027,398,783)		4,400,084,230

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(605,501)

NET ASSETS - 100.0%		$4,399,478,729

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	109,615,509	$1,220,714,476
Floating Rate Income Portfolio ‘P’ *	13,865,341	143,561,730
Floating Rate Loan Portfolio ‘P’ *	36,960,003	299,012,525
High Yield Bond Portfolio ‘P’ *	67,525,523	509,189,640
Inflation Managed Portfolio ‘P’ *	32,388,932	360,167,190
Inflation Protected Portfolio ‘P’ *	42,947,083	434,331,929
Managed Bond Portfolio ‘P’ *	107,720,049	1,345,681,399
Short Duration Bond Portfolio ‘P’ *	87,168,981	852,410,120
Emerging Markets Debt Portfolio ‘P’ *	42,852,682	441,385,878
American Funds Growth-Income Portfolio ‘P’ *	17,850,118	251,390,894
Comstock Portfolio ‘P’ *	49,031,048	629,975,668
Dividend Growth Portfolio ‘P’ *	14,228,403	206,995,883
Growth Portfolio ‘P’ *	10,611,200	203,157,668
Large-Cap Growth Portfolio ‘P’ *	50,514,737	408,890,727
Large-Cap Value Portfolio ‘P’ *	45,929,151	807,765,080
Long/Short Large-Cap Portfolio ‘P’ *	44,340,088	574,072,008
Main Street Core Portfolio ‘P’ *	12,063,514	346,895,081
Mid-Cap Equity Portfolio ‘P’ *	16,760,745	285,548,912
Mid-Cap Growth Portfolio ‘P’ *	21,520,784	225,331,686
Mid-Cap Value Portfolio ‘P’ *	26,609,604	528,239,353
Small-Cap Equity Portfolio ‘P’ *	7,458,939	154,768,185
Small-Cap Growth Portfolio ‘P’ *	8,937,152	135,728,689
Small-Cap Index Portfolio ‘P’ *	7,620,630	132,640,287
Small-Cap Value Portfolio ‘P’ *	6,184,596	112,770,631
Tactical Strategy Portfolio ‘P’ *	81,640,520	849,044,675
Value Advantage Portfolio ‘P’ *	27,580,634	334,966,744
Real Estate Portfolio ‘P’ *	18,200,732	342,248,107
Emerging Markets Portfolio ‘P’ *	30,995,853	496,703,213
International Large-Cap Portfolio ‘P’ *	47,014,011	394,103,225
International Small-Cap Portfolio ‘P’ *	46,524,219	531,032,370
International Value Portfolio ‘P’ *	24,432,441	312,792,168
Tactical International Portfolio ‘P’ *	31,357,203	322,899,451
Currency Strategies Portfolio ‘P’ *	59,011,630	587,155,330
Global Absolute Return Portfolio ‘P’ *	75,191,652	745,540,873
Precious Metals Portfolio ‘P’ *	36,077,684	176,177,615

Total Affiliated Mutual Funds (Cost $13,877,972,835)		15,703,289,410

TOTAL INVESTMENTS - 100.0% (Cost $13,877,972,835)		15,703,289,410

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,116,592)

NET ASSETS - 100.0%		$15,701,172,818

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,400,084,230	$4,400,084,230	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$15,703,289,410	$15,703,289,410	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO Schedule of Investments March 31, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	72,765,492	$810,340,529
Inflation Managed Portfolio ‘P’ *	10,979,498	122,092,791
Inflation Protected Portfolio ‘P’ *	15,050,198	152,205,480
Managed Bond Portfolio ‘P’ *	73,975,917	924,136,380
Short Duration Bond Portfolio ‘P’ *	20,497,106	200,437,592
Emerging Markets Debt Portfolio ‘P’ *	14,445,797	148,792,808
American Funds Growth Portfolio ‘P’ *	4,299,161	52,483,246
American Funds Growth-Income Portfolio ‘P’ *	15,141,806	213,248,563
Comstock Portfolio ‘P’ *	40,938,144	525,993,954
Dividend Growth Portfolio ‘P’ *	16,635,473	242,014,128
Growth Portfolio ‘P’ *	9,916,754	189,862,089
Large-Cap Growth Portfolio ‘P’ *	44,124,592	357,165,808
Large-Cap Value Portfolio ‘P’ *	42,790,188	752,559,512
Long/Short Large-Cap Portfolio ‘P’ *	50,991,117	660,183,012
Main Street Core Portfolio ‘P’ *	12,679,545	364,609,485
Mid-Cap Equity Portfolio ‘P’ *	23,583,605	401,788,389
Mid-Cap Growth Portfolio ‘P’ *	26,620,946	278,732,540
Mid-Cap Value Portfolio ‘P’ *	24,917,211	494,642,897
Small-Cap Equity Portfolio ‘P’ *	28,139,718	583,881,021
Small-Cap Growth Portfolio ‘P’ *	12,621,087	191,676,669
Small-Cap Index Portfolio ‘P’ *	2,936,854	51,117,179
Small-Cap Value Portfolio ‘P’ *	7,651,320	139,515,041
Tactical Strategy Portfolio ‘P’ *	79,730,133	829,177,043
Value Advantage Portfolio ‘P’ *	28,142,066	341,785,337
Real Estate Portfolio ‘P’ *	21,570,275	405,609,281
Emerging Markets Portfolio ‘P’ *	39,167,952	627,659,689
International Large-Cap Portfolio ‘P’ *	53,930,018	452,077,867
International Small-Cap Portfolio ‘P’ *	49,563,384	565,721,717
International Value Portfolio ‘P’ *	28,634,985	366,594,530
Tactical International Portfolio ‘P’ *	39,217,354	403,839,018
Currency Strategies Portfolio ‘P’ *	48,304,962	480,625,871
Global Absolute Return Portfolio ‘P’ *	62,689,295	621,577,399
Precious Metals Portfolio ‘P’ *	41,039,793	200,409,006

Total Affiliated Mutual Funds (Cost $11,336,332,425)		13,152,555,871

TOTAL INVESTMENTS - 100.0% (Cost $11,336,332,425)		13,152,555,871

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,773,787)

NET ASSETS - 100.0%		$13,150,782,084

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	5,984,402	$66,644,275
Managed Bond Portfolio ‘P’ *	6,279,346	78,444,064
American Funds Growth Portfolio ‘P’ *	1,487,500	18,159,083
American Funds Growth-Income Portfolio ‘P’ *	3,184,287	44,845,687
Comstock Portfolio ‘P’ *	9,880,471	126,949,283
Dividend Growth Portfolio ‘P’ *	4,857,061	70,660,898
Growth Portfolio ‘P’ *	1,884,156	36,073,270
Large-Cap Growth Portfolio ‘P’ *	10,462,999	84,692,579
Large-Cap Value Portfolio ‘P’ *	10,061,011	176,944,998
Long/Short Large-Cap Portfolio ‘P’ *	10,303,445	133,398,909
Main Street Core Portfolio ‘P’ *	2,498,563	71,847,978
Mid-Cap Equity Portfolio ‘P’ *	4,858,753	82,777,435
Mid-Cap Growth Portfolio ‘P’ *	6,464,898	67,690,206
Mid-Cap Value Portfolio ‘P’ *	6,127,503	121,639,847
Small-Cap Equity Portfolio ‘P’ *	5,922,939	122,897,174
Small-Cap Growth Portfolio ‘P’ *	3,863,796	58,679,537
Small-Cap Index Portfolio ‘P’ *	3,184,561	55,428,637
Small-Cap Value Portfolio ‘P’ *	2,497,362	45,537,184
Tactical Strategy Portfolio ‘P’ *	22,688,380	235,954,498
Value Advantage Portfolio ‘P’ *	6,834,563	83,005,750
Real Estate Portfolio ‘P’ *	6,323,813	118,913,520
Emerging Markets Portfolio ‘P’ *	8,946,568	143,367,217
International Large-Cap Portfolio ‘P’ *	16,742,201	140,344,446
International Small-Cap Portfolio ‘P’ *	14,370,514	164,026,567
International Value Portfolio ‘P’ *	6,956,107	89,054,374
Tactical International Portfolio ‘P’ *	8,411,428	86,616,314
Currency Strategies Portfolio ‘P’ *	10,277,954	102,263,837
Global Absolute Return Portfolio ‘P’ *	13,069,731	129,589,106
Precious Metals Portfolio ‘P’ *	14,587,370	71,234,287

Total Affiliated Mutual Funds (Cost $2,396,622,996)		2,827,680,960

TOTAL INVESTMENTS - 100.0% (Cost $2,396,622,996)		2,827,680,960

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(387,690)

NET ASSETS - 100.0%		$2,827,293,270

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$13,152,555,871	$13,152,555,871	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,827,680,960	$2,827,680,960	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.8%

Consumer Discretionary - 1.7%

21st Century Fox America Inc
4.500% due 02/15/21	$100,000	$108,676
5.400% due 10/01/43	100,000	108,068
6.400% due 12/15/35	50,000	59,940
6.650% due 11/15/37	150,000	183,805
6.900% due 03/01/19	150,000	180,705
6.900% due 08/15/39	150,000	189,151
Amazon.com Inc 1.200% due 11/29/17	100,000	99,118
AutoZone Inc 4.000% due 11/15/20	50,000	52,215
Brinker International Inc 3.875% due 05/15/23	100,000	93,318
CBS Corp
5.900% due 10/15/40	50,000	55,929
7.875% due 07/30/30	100,000	131,399
8.875% due 05/15/19	25,000	32,096
Comcast Corp
4.250% due 01/15/33	250,000	245,821
4.750% due 03/01/44	150,000	152,865
4.950% due 06/15/16	200,000	217,598
5.700% due 07/01/19	100,000	116,113
5.875% due 02/15/18	200,000	229,257
6.450% due 03/15/37	100,000	123,422
6.950% due 08/15/37	200,000	260,635
Delphi Corp 4.150% due 03/15/24	40,000	40,038
DIRECTV Holdings LLC
2.400% due 03/15/17	100,000	102,271
3.125% due 02/15/16	50,000	51,987
3.800% due 03/15/22	100,000	99,134
4.450% due 04/01/24	200,000	200,995
5.000% due 03/01/21	100,000	107,686
5.200% due 03/15/20	35,000	38,387
6.000% due 08/15/40	50,000	52,303
6.375% due 03/01/41	50,000	54,532
Discovery Communications LLC
3.700% due 06/01/15	100,000	103,497
4.950% due 05/15/42	100,000	98,782
5.050% due 06/01/20	50,000	55,576
Dollar General Corp 3.250% due 04/15/23	50,000	47,298
Ford Motor Co
4.750% due 01/15/43	250,000	242,688
7.450% due 07/16/31	150,000	192,980
International Game Technology 5.350% due 10/15/23	100,000	107,119
Johnson Controls Inc
2.600% due 12/01/16	100,000	103,253
5.000% due 03/30/20	50,000	55,592
Kohl’s Corp 3.250% due 02/01/23	100,000	93,207
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	99,805
3.875% due 09/15/23	100,000	103,267
5.500% due 10/15/35	100,000	112,494
6.875% due 02/15/28	50,000	62,755
Macy’s Retail Holdings Inc
3.875% due 01/15/22	100,000	103,283
6.375% due 03/15/37	100,000	121,270
Marriott International Inc 3.375% due 10/15/20	83,000	83,823
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	123,232

	Principal Amount	Value
McDonald’s Corp
3.500% due 07/15/20	$50,000	$52,592
3.700% due 02/15/42	200,000	179,681
4.875% due 07/15/40	10,000	10,717
5.350% due 03/01/18	100,000	113,388
MDC Holdings Inc 5.500% due 01/15/24	83,000	85,218
Mohawk Industries Inc 6.125% due 01/15/16	100,000	108,375
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	72,598
3.650% due 04/30/15	100,000	103,284
4.375% due 04/01/21	100,000	108,699
6.400% due 04/30/40	125,000	155,190
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	62,387
NIKE Inc
2.250% due 05/01/23	27,000	24,977
3.625% due 05/01/43	25,000	22,286
Nordstrom Inc 4.000% due 10/15/21	250,000	263,780
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	98,598
Omnicom Group Inc
3.625% due 05/01/22	100,000	99,495
4.450% due 08/15/20	50,000	53,424
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	110,207
Princeton University 5.700% due 03/01/39	50,000	60,315
QVC Inc 3.125% due 04/01/19 ~	100,000	99,518
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	63,258
Starbucks Corp 0.875% due 12/05/16	71,000	70,764
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	111,217
Target Corp
2.900% due 01/15/22	100,000	98,097
6.000% due 01/15/18	100,000	115,212
6.500% due 10/15/37	100,000	126,278
7.000% due 01/15/38	100,000	132,350
The Gap Inc 5.950% due 04/12/21	100,000	112,768
The Home Depot Inc
2.700% due 04/01/23	100,000	95,382
4.200% due 04/01/43	100,000	97,044
4.400% due 04/01/21	100,000	110,116
5.400% due 03/01/16	150,000	163,506
5.875% due 12/16/36	75,000	90,641
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,524
The TJX Cos Inc 4.200% due 08/15/15	25,000	26,216
The Walt Disney Co
1.100% due 12/01/17	175,000	173,389
1.125% due 02/15/17	100,000	100,244
2.350% due 12/01/22	100,000	93,630
2.750% due 08/16/21	50,000	49,809
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	100,000	99,691
4.300% due 11/23/23	100,000	102,637
4.700% due 10/15/19	25,000	27,285
5.850% due 04/15/40	25,000	26,704
Time Warner Cable Inc
4.000% due 09/01/21	100,000	103,915
5.000% due 02/01/20	300,000	328,157
5.875% due 11/15/40	150,000	163,100
6.550% due 05/01/37	100,000	116,511

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
6.750% due 06/15/39	$50,000	$59,456
7.300% due 07/01/38	150,000	187,995
8.250% due 04/01/19	100,000	124,762
Time Warner Inc
3.150% due 07/15/15	100,000	103,318
4.700% due 01/15/21	50,000	54,770
4.750% due 03/29/21	100,000	109,588
6.100% due 07/15/40	50,000	57,821
6.200% due 03/15/40	50,000	58,095
6.250% due 03/29/41	50,000	58,780
6.500% due 11/15/36	100,000	118,941
7.625% due 04/15/31	100,000	133,584
7.700% due 05/01/32	150,000	201,706
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	27,964
Viacom Inc
2.200% due 04/01/19	100,000	99,296
2.500% due 09/01/18	80,000	81,003
3.125% due 06/15/22	100,000	96,528
3.875% due 04/01/24	100,000	99,975
4.375% due 03/15/43	70,000	62,450
5.625% due 09/15/19	25,000	28,344
6.875% due 04/30/36	100,000	124,253
Whirlpool Corp 3.700% due 03/01/23	150,000	148,899
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	98,550
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	102,049
Yum! Brands Inc
3.875% due 11/01/23	100,000	99,502
4.250% due 09/15/15	25,000	26,214
6.875% due 11/15/37	17,000	20,631

		12,415,033

Consumer Staples - 1.9%

Altria Group Inc
4.500% due 05/02/43	100,000	92,216
4.750% due 05/05/21	200,000	218,620
9.250% due 08/06/19	250,000	330,347
9.950% due 11/10/38	17,000	27,358
Anheuser-Busch InBev Finance Inc
1.250% due 01/17/18	100,000	98,536
3.700% due 02/01/24	200,000	202,503
4.625% due 02/01/44	100,000	103,018
Anheuser-Busch InBev Worldwide Inc
0.800% due 07/15/15	200,000	200,738
1.375% due 07/15/17	150,000	150,367
2.500% due 07/15/22	100,000	94,606
3.750% due 07/15/42	100,000	89,520
5.375% due 01/15/20	200,000	229,963
6.375% due 01/15/40	50,000	64,387
7.750% due 01/15/19	100,000	124,035
Archer-Daniels-Midland Co
4.016% due 04/16/43	50,000	46,783
4.479% due 03/01/21	100,000	108,533
Avon Products Inc 5.000% due 03/15/23	100,000	100,373
Bunge Ltd Finance Corp
3.200% due 06/15/17	100,000	104,021
8.500% due 06/15/19	10,000	12,358
Campbell Soup Co 2.500% due 08/02/22	100,000	91,141
Coca-Cola Femsa SAB de CV (Mexico)
2.375% due 11/26/18	150,000	150,225
3.875% due 11/26/23	150,000	150,999
Colgate-Palmolive Co
1.500% due 11/01/18	100,000	98,470
1.750% due 03/15/19	100,000	99,060

	Principal Amount	Value
ConAgra Foods Inc
1.350% due 09/10/15	$50,000	$50,391
1.900% due 01/25/18	100,000	99,270
3.200% due 01/25/23	100,000	95,702
Costco Wholesale Corp
0.650% due 12/07/15	100,000	100,265
1.125% due 12/15/17	150,000	148,097
CVS Caremark Corp
2.750% due 12/01/22	50,000	47,262
5.300% due 12/05/43	200,000	221,621
5.750% due 06/01/17	100,000	113,209
6.125% due 09/15/39	50,000	60,502
6.250% due 06/01/27	100,000	122,525
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	97,361
3.875% due 04/29/43	100,000	91,723
5.750% due 10/23/17	100,000	114,704
Diageo Investment Corp 2.875% due 05/11/22	150,000	145,833
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	49,506
General Mills Inc
5.400% due 06/15/40	45,000	50,586
5.650% due 02/15/19	100,000	115,338
Kellogg Co
1.875% due 11/17/16	300,000	306,140
3.250% due 05/21/18	65,000	67,970
7.450% due 04/01/31	125,000	165,260
Kimberly-Clark Corp
3.700% due 06/01/43	100,000	89,602
6.625% due 08/01/37	100,000	132,574
7.500% due 11/01/18	50,000	61,897
Kraft Foods Group Inc
3.500% due 06/06/22	200,000	201,587
5.000% due 06/04/42	100,000	105,118
6.500% due 02/09/40	175,000	218,445
6.875% due 01/26/39	100,000	129,184
Lorillard Tobacco Co
3.500% due 08/04/16	45,000	47,450
3.750% due 05/20/23	100,000	94,448
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	104,791
Mondelez International Inc
4.125% due 02/09/16	100,000	105,749
5.375% due 02/10/20	300,000	339,694
6.125% due 02/01/18	100,000	114,726
6.500% due 02/09/40	85,000	107,286
6.875% due 02/01/38	100,000	129,241
PepsiCo Inc
0.700% due 08/13/15	100,000	100,269
1.250% due 08/13/17	100,000	99,841
2.750% due 03/01/23	100,000	94,981
3.600% due 03/01/24	71,000	71,245
5.000% due 06/01/18	100,000	112,174
7.900% due 11/01/18	100,000	125,685
Philip Morris International Inc
1.875% due 01/15/19	50,000	49,422
4.500% due 03/20/42	200,000	196,526
5.650% due 05/16/18	200,000	229,578
6.375% due 05/16/38	100,000	123,825
Reynolds American Inc
4.750% due 11/01/42	150,000	140,832
6.750% due 06/15/17	100,000	115,395
Safeway Inc 3.950% due 08/15/20	160,000	162,245
Sysco Corp 2.600% due 06/12/22	100,000	95,095
The Clorox Co
3.550% due 11/01/15	25,000	26,055
3.800% due 11/15/21	100,000	103,221

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
The Coca-Cola Co
0.750% due 11/01/16	$100,000	$99,819
1.800% due 09/01/16	100,000	102,453
2.500% due 04/01/23	200,000	188,119
3.300% due 09/01/21	100,000	102,934
The Hershey Co 1.500% due 11/01/16	100,000	101,779
The Kroger Co
2.200% due 01/15/17	50,000	51,186
3.300% due 01/15/21	100,000	100,070
3.850% due 08/01/23	150,000	149,673
3.900% due 10/01/15	100,000	104,671
5.150% due 08/01/43	25,000	25,836
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	263,223
The Procter & Gamble Co
1.800% due 11/15/15	200,000	204,275
2.300% due 02/06/22	100,000	95,833
4.700% due 02/15/19	100,000	112,262
5.500% due 02/01/34	50,000	58,975
5.550% due 03/05/37	200,000	238,460
Tyson Foods Inc 4.500% due 06/15/22	100,000	104,501
Unilever Capital Corp
0.850% due 08/02/17	100,000	98,381
5.900% due 11/15/32	50,000	64,066
Wal-Mart Stores Inc
0.600% due 04/11/16	100,000	100,018
1.125% due 04/11/18	100,000	98,157
1.500% due 10/25/15	200,000	203,165
2.550% due 04/11/23	200,000	188,413
3.250% due 10/25/20	100,000	104,019
4.000% due 04/11/43	150,000	140,194
5.000% due 10/25/40	100,000	109,490
5.250% due 09/01/35	125,000	141,485
5.800% due 02/15/18	100,000	115,279
6.500% due 08/15/37	350,000	454,709
Walgreen Co
1.800% due 09/15/17	75,000	75,581
3.100% due 09/15/22	75,000	72,195
4.400% due 09/15/42	200,000	188,212
5.250% due 01/15/19	25,000	28,443

		13,365,499

Energy - 2.9%

Anadarko Petroleum Corp
6.200% due 03/15/40	100,000	116,189
6.375% due 09/15/17	100,000	114,591
6.450% due 09/15/36	150,000	177,982
Apache Corp
1.750% due 04/15/17	100,000	101,040
4.750% due 04/15/43	200,000	201,841
5.100% due 09/01/40	100,000	106,309
5.250% due 02/01/42	25,000	27,076
5.625% due 01/15/17	50,000	55,865
6.000% due 01/15/37	25,000	29,627
Baker Hughes Inc
5.125% due 09/15/40	50,000	55,373
7.500% due 11/15/18	165,000	203,022
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	200,000	199,417
1.375% due 05/10/18	100,000	98,015
1.846% due 05/05/17	100,000	101,652
2.750% due 05/10/23	250,000	234,972
3.125% due 10/01/15	150,000	155,715
3.561% due 11/01/21	100,000	102,971
Buckeye Partners LP
2.650% due 11/15/18	100,000	99,353
5.500% due 08/15/19	25,000	27,516

	Principal Amount	Value
Burlington Resources Finance Co (Canada) 7.400% due 12/01/31	$100,000	$138,214
Cameron International Corp 3.600% due 04/30/22	200,000	198,920
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	43,311
5.700% due 05/15/17	100,000	112,647
6.750% due 02/01/39	90,000	112,084
Cenovus Energy Inc (Canada)
4.450% due 09/15/42	100,000	95,177
5.700% due 10/15/19	50,000	57,385
Chevron Corp
1.104% due 12/05/17	100,000	99,233
2.355% due 12/05/22	250,000	235,423
4.950% due 03/03/19	50,000	56,823
CNOOC Finance Ltd (United Kingdom) 3.000% due 05/09/23	200,000	181,325
ConocoPhillips
5.750% due 02/01/19	150,000	175,383
6.500% due 02/01/39	50,000	65,934
ConocoPhillips Co 1.050% due 12/15/17	100,000	98,926
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	133,661
Continental Resources Inc 4.500% due 04/15/23	200,000	207,537
DCP Midstream Operating LP 2.700% due 04/01/19	65,000	64,939
Devon Energy Corp
1.200% due 12/15/16	62,000	62,047
2.250% due 12/15/18	100,000	99,600
6.300% due 01/15/19	50,000	58,637
Devon Financing Corp LLC 7.875% due 09/30/31	150,000	204,590
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	27,427
Ecopetrol SA (Colombia) 7.625% due 07/23/19	100,000	120,375
El Paso Natural Gas Co LLC 5.950% due 04/15/17	50,000	56,311
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,401
7.500% due 04/15/38	50,000	63,315
Encana Corp (Canada)
5.900% due 12/01/17	100,000	113,895
6.500% due 02/01/38	100,000	120,410
Energy Transfer Partners LP
3.600% due 02/01/23	100,000	95,840
4.900% due 02/01/24	100,000	104,289
5.950% due 10/01/43	100,000	107,996
6.125% due 02/15/17	50,000	56,031
6.500% due 02/01/42	100,000	113,718
9.000% due 04/15/19	50,000	62,826
EnLink Midstream Partners LP 2.700% due 04/01/19	100,000	100,458
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	107,616
Enterprise Products Operating LLC
3.350% due 03/15/23	50,000	48,872
4.850% due 03/15/44	300,000	300,414
6.125% due 10/15/39	115,000	134,629
6.500% due 01/31/19	100,000	118,421
6.875% due 03/01/33	150,000	189,673
EOG Resources Inc
2.500% due 02/01/16	100,000	103,113
5.625% due 06/01/19	100,000	115,669
EQT Corp 8.125% due 06/01/19	25,000	30,547
Exxon Mobil Corp 3.176% due 03/15/24	200,000	199,803

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Halliburton Co
3.250% due 11/15/21	$100,000	$101,923
6.150% due 09/15/19	100,000	118,488
7.450% due 09/15/39	25,000	35,232
Hess Corp
5.600% due 02/15/41	50,000	55,106
7.125% due 03/15/33	50,000	63,048
8.125% due 02/15/19	100,000	125,359
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	102,791
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	100,000	104,233
3.950% due 09/01/22	100,000	99,660
4.150% due 02/01/24	100,000	99,615
5.300% due 09/15/20	50,000	55,004
5.500% due 03/01/44	100,000	102,638
6.850% due 02/15/20	50,000	58,811
6.950% due 01/15/38	200,000	240,274
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	116,718
Marathon Oil Corp
0.900% due 11/01/15	100,000	100,233
2.800% due 11/01/22	100,000	93,804
6.000% due 10/01/17	50,000	57,212
Marathon Petroleum Corp 6.500% due 03/01/41	100,000	121,499
Murphy Oil Corp 3.700% due 12/01/22	100,000	97,264
Nabors Industries Inc 4.625% due 09/15/21	150,000	155,227
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	95,143
3.950% due 12/01/42	100,000	93,462
Nexen Energy ULC (Canada)
6.200% due 07/30/19	50,000	57,951
7.500% due 07/30/39	100,000	130,444
Noble Energy Inc
4.150% due 12/15/21	100,000	105,542
5.250% due 11/15/43	100,000	104,773
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	203,665
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	114,928
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	148,215
2.700% due 02/15/23	200,000	189,392
4.100% due 02/01/21	100,000	107,847
ONEOK Partners LP
3.375% due 10/01/22	100,000	96,603
8.625% due 03/01/19	150,000	188,257
Pemex Project Funding Master Trust 6.625% due 06/15/35	100,000	111,500
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	115,284
6.800% due 05/15/38	200,000	254,039
Petrobras Global Finance BV (Netherlands) 5.625% due 05/20/43	300,000	255,165
Petrobras International Finance Co (Cayman)
3.500% due 02/06/17	100,000	101,345
3.875% due 01/27/16	600,000	617,706
5.375% due 01/27/21	100,000	101,643
5.750% due 01/20/20	25,000	26,229
6.750% due 01/27/41	100,000	97,408
6.875% due 01/20/40	50,000	49,775
7.875% due 03/15/19	100,000	114,587
Petrohawk Energy Corp 7.250% due 08/15/18	100,000	106,350

	Principal Amount	Value
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	$100,000	$104,000
4.875% due 01/24/22	100,000	104,750
4.875% due 01/18/24	100,000	103,500
5.500% due 01/21/21	100,000	109,750
6.375% due 01/23/45 ~	300,000	324,375
6.500% due 06/02/41	400,000	440,000
8.000% due 05/03/19	200,000	245,000
Phillips 66
2.950% due 05/01/17	100,000	104,411
4.300% due 04/01/22	100,000	105,912
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	102,299
Plains All American Pipeline LP
5.000% due 02/01/21	50,000	55,584
6.125% due 01/15/17	100,000	112,417
6.700% due 05/15/36	100,000	123,652
Rowan Cos Inc
5.850% due 01/15/44	200,000	203,910
7.875% due 08/01/19	30,000	36,490
Schlumberger Investment SA (Luxembourg) 3.650% due 12/01/23	42,000	42,692
Shell International Finance BV (Netherlands)
0.900% due 11/15/16	100,000	100,385
1.900% due 08/10/18	150,000	150,311
2.375% due 08/21/22	100,000	94,345
3.100% due 06/28/15	100,000	103,336
3.400% due 08/12/23	200,000	200,831
3.625% due 08/21/42	100,000	89,277
4.300% due 09/22/19	100,000	110,548
4.550% due 08/12/43	100,000	103,783
6.375% due 12/15/38	50,000	64,680
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	105,741
Spectra Energy Capital LLC
3.300% due 03/15/23	100,000	91,047
6.200% due 04/15/18	25,000	28,517
Spectra Energy Partners LP 4.750% due 03/15/24	100,000	105,591
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	93,942
2.900% due 11/08/20	90,000	90,971
3.150% due 01/23/22	100,000	100,496
3.700% due 03/01/24	200,000	204,203
3.950% due 05/15/43	100,000	93,411
5.250% due 04/15/19	100,000	114,047
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	95,259
Talisman Energy Inc (Canada)
5.850% due 02/01/37	200,000	205,309
6.250% due 02/01/38	100,000	107,233
The Williams Cos Inc 7.875% due 09/01/21	100,000	118,997
Total Capital Canada Ltd (Canada) 1.450% due 01/15/18	150,000	149,122
Total Capital International SA (France)
1.550% due 06/28/17	100,000	101,080
3.700% due 01/15/24	100,000	102,077
Total Capital SA (France)
2.125% due 08/10/18	100,000	101,144
3.000% due 06/24/15	100,000	103,135
4.125% due 01/28/21	100,000	107,543
4.450% due 06/24/20	200,000	220,286
TransCanada PipeLines Ltd (Canada)
0.750% due 01/15/16	100,000	100,122
2.500% due 08/01/22	100,000	93,743
3.750% due 10/16/23	100,000	100,978
7.125% due 01/15/19	100,000	121,429
7.625% due 01/15/39	50,000	70,053

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	$150,000	$141,220
Transocean Inc (Cayman)
6.000% due 03/15/18	100,000	111,332
6.375% due 12/15/21	100,000	112,581
6.800% due 03/15/38	100,000	108,205
Valero Energy Corp
6.125% due 02/01/20	50,000	58,150
6.625% due 06/15/37	250,000	301,836
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	116,829
9.625% due 03/01/19	100,000	129,986
Western Gas Partners LP 4.000% due 07/01/22	100,000	99,311
Williams Partners LP
4.000% due 11/15/21	100,000	101,855
6.300% due 04/15/40	20,000	22,803
XTO Energy Inc 6.500% due 12/15/18	100,000	120,486

		20,596,071

Financials - 10.1%

Abbey National Treasury Services PLC (United Kingdom)
1.375% due 03/13/17	100,000	100,220
4.000% due 04/27/16	100,000	106,054
4.000% due 03/13/24	100,000	101,083
ACE INA Holdings Inc
2.600% due 11/23/15	100,000	103,039
2.700% due 03/13/23	25,000	23,683
4.150% due 03/13/43	25,000	23,821
5.900% due 06/15/19	15,000	17,576
Aflac Inc
3.625% due 06/15/23	200,000	201,983
4.000% due 02/15/22	100,000	105,184
6.900% due 12/17/39	15,000	19,539
African Development Bank (Multi-National)
0.750% due 10/18/16	100,000	100,268
0.875% due 05/15/17	55,000	54,729
0.875% due 03/15/18	100,000	97,923
2.500% due 03/15/16	100,000	103,929
Alleghany Corp 4.950% due 06/27/22	100,000	108,077
American Express Co
2.650% due 12/02/22	150,000	142,795
4.050% due 12/03/42	125,000	115,208
7.000% due 03/19/18	100,000	118,740
American Express Credit Corp
2.125% due 07/27/18	250,000	251,490
2.125% due 03/18/19	100,000	99,743
2.750% due 09/15/15	100,000	103,083
2.800% due 09/19/16	200,000	208,724
American Honda Finance Corp 2.125% due 10/10/18	100,000	100,538
American International Group Inc
3.800% due 03/22/17	200,000	214,164
4.875% due 06/01/22	100,000	109,702
5.050% due 10/01/15	100,000	106,353
5.850% due 01/16/18	200,000	228,801
6.250% due 05/01/36	150,000	186,583
8.175% due 05/15/68 §	125,000	164,844
8.250% due 08/15/18	200,000	250,535
American Tower Corp REIT
3.400% due 02/15/19	100,000	102,618
4.700% due 03/15/22	200,000	209,345
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	103,385
7.300% due 06/28/19	20,000	24,551

	Principal Amount	Value
Aon Corp
3.500% due 09/30/15	$100,000	$103,857
5.000% due 09/30/20	50,000	55,548
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17 ~	100,000	100,113
Asian Development Bank (Multi-National)
0.500% due 06/20/16	250,000	249,649
1.125% due 03/15/17	200,000	200,965
1.375% due 03/23/20	200,000	190,926
1.875% due 10/23/18	100,000	100,869
2.500% due 03/15/16	200,000	207,817
Assurant Inc 4.000% due 03/15/23	100,000	98,757
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	244,183
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	33,336
3.625% due 10/01/20	100,000	103,020
AXA SA (France) 8.600% due 12/15/30	75,000	96,938
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	56,676
Bank of America Corp
1.250% due 01/11/16	300,000	301,729
1.500% due 10/09/15	100,000	100,930
2.000% due 01/11/18	250,000	249,817
2.600% due 01/15/19	200,000	201,073
2.650% due 04/01/19	67,000	67,312
3.300% due 01/11/23	150,000	144,905
3.750% due 07/12/16	200,000	211,636
4.100% due 07/24/23	300,000	304,924
4.500% due 04/01/15	200,000	207,554
5.000% due 01/21/44	200,000	204,974
5.625% due 07/01/20	200,000	227,973
5.650% due 05/01/18	150,000	169,762
5.700% due 01/24/22	150,000	172,395
6.050% due 05/16/16	100,000	109,364
6.110% due 01/29/37	250,000	280,493
6.400% due 08/28/17	100,000	114,906
6.500% due 08/01/16	200,000	224,153
6.875% due 04/25/18	200,000	236,131
7.625% due 06/01/19	150,000	184,872
Bank of America NA
1.250% due 02/14/17	250,000	249,170
5.300% due 03/15/17	250,000	275,342
Bank of Montreal (Canada)
0.800% due 11/06/15	100,000	100,394
2.500% due 01/11/17	200,000	207,297
Bank of Nova Scotia (Canada)
0.750% due 10/09/15	100,000	100,315
1.450% due 04/25/18	100,000	98,172
2.050% due 10/07/15	100,000	102,237
2.550% due 01/12/17	200,000	207,632
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	150,000	164,363
5.140% due 10/14/20	250,000	265,497
BB&T Corp
2.050% due 06/19/18	100,000	100,157
2.150% due 03/22/17	100,000	102,405
3.950% due 04/29/16	50,000	53,144
3.950% due 03/22/22	200,000	206,191
BBVA US Senior SAU (Spain) 4.664% due 10/09/15	200,000	210,130
Berkshire Hathaway Finance Corp
0.950% due 08/15/16	100,000	100,583
2.450% due 12/15/15	100,000	103,226
4.300% due 05/15/43	200,000	191,935
5.750% due 01/15/40	25,000	29,267

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Berkshire Hathaway Inc
1.550% due 02/09/18	$150,000	$149,498
3.000% due 02/11/23	50,000	49,204
3.400% due 01/31/22	100,000	102,645
4.500% due 02/11/43	100,000	99,498
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	99,322
BlackRock Inc
1.375% due 06/01/15	100,000	100,975
5.000% due 12/10/19	100,000	113,002
BNP Paribas SA (France)
2.375% due 09/14/17	100,000	102,526
2.400% due 12/12/18	150,000	150,197
2.450% due 03/17/19	100,000	100,278
5.000% due 01/15/21	200,000	222,333
Boston Properties LP REIT
3.125% due 09/01/23	100,000	94,035
3.700% due 11/15/18	100,000	106,214
4.125% due 05/15/21	100,000	105,305
5.875% due 10/15/19	25,000	28,887
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	102,957
Capital One Bank USA NA 8.800% due 07/15/19	50,000	64,266
Capital One Financial Corp
3.150% due 07/15/16	200,000	209,305
4.750% due 07/15/21	100,000	109,739
6.150% due 09/01/16	100,000	111,674
Caterpillar Financial Services Corp
1.000% due 11/25/16	100,000	100,258
2.650% due 04/01/16	200,000	207,625
Citigroup Inc
1.250% due 01/15/16	350,000	351,411
1.300% due 04/01/16	100,000	100,431
1.300% due 11/15/16	300,000	300,067
3.375% due 03/01/23	105,000	101,747
3.953% due 06/15/16	250,000	265,058
4.050% due 07/30/22	100,000	100,575
4.450% due 01/10/17	150,000	162,133
4.500% due 01/14/22	60,000	63,685
4.750% due 05/19/15	100,000	104,447
4.875% due 05/07/15	100,000	104,216
4.950% due 11/07/43	100,000	102,017
6.000% due 08/15/17	100,000	113,453
6.125% due 11/21/17	100,000	114,617
6.125% due 08/25/36	100,000	109,747
6.875% due 03/05/38	100,000	129,137
8.125% due 07/15/39	200,000	290,202
8.500% due 05/22/19	150,000	191,373
CME Group Inc 3.000% due 09/15/22	50,000	49,456
CNA Financial Corp
6.500% due 08/15/16	50,000	56,163
7.350% due 11/15/19	15,000	18,423
Comerica Inc 3.000% due 09/16/15	100,000	103,361
Commonwealth Bank of Australia (Australia) 1.900% due 09/18/17	250,000	253,539
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
1.700% due 03/19/18	250,000	248,290
3.875% due 02/08/22	100,000	103,750
3.950% due 11/09/22	250,000	248,774
5.250% due 05/24/41	200,000	216,725
Corp Andina de Fomento (Multi-National)
3.750% due 01/15/16	100,000	104,756
8.125% due 06/04/19	25,000	31,250

	Principal Amount	Value
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	$100,000	$98,164
1.500% due 02/22/17	100,000	101,394
Countrywide Financial Corp 6.250% due 05/15/16	100,000	109,745
Credit Suisse NY (Switzerland) 4.375% due 08/05/20	350,000	378,632
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	74,452
DDR Corp REIT
3.375% due 05/15/23	100,000	94,912
4.750% due 04/15/18	25,000	27,135
Deutsche Bank AG (Germany)
3.250% due 01/11/16	300,000	312,629
4.296% due 05/24/28 §	200,000	188,825
Digital Realty Trust LP REIT 3.625% due 10/01/22	35,000	32,558
Discover Bank 2.000% due 02/21/18	250,000	249,163
Duke Realty LP REIT
3.625% due 04/15/23	25,000	23,806
3.875% due 10/15/22	25,000	24,461
6.750% due 03/15/20	25,000	29,213
ERP Operating LP REIT
4.625% due 12/15/21	200,000	216,584
4.750% due 07/15/20	100,000	109,712
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	450,000	451,004
1.000% due 09/17/18	100,000	97,393
1.625% due 09/03/15	100,000	101,870
1.625% due 04/10/18	100,000	100,572
European Investment Bank (Multi-National)
0.500% due 08/15/16	200,000	199,215
0.625% due 04/15/16	300,000	300,806
1.000% due 07/15/15	350,000	353,274
1.000% due 03/15/18	250,000	245,671
1.000% due 06/15/18	200,000	195,430
1.125% due 04/15/15	150,000	151,395
1.125% due 12/15/16	300,000	302,293
1.125% due 09/15/17	150,000	149,526
1.625% due 06/15/17	200,000	203,236
2.250% due 03/15/16	500,000	517,121
2.500% due 04/15/21	400,000	398,314
2.875% due 09/15/20	250,000	257,093
3.250% due 01/29/24	600,000	607,807
4.875% due 02/15/36	125,000	144,201
5.125% due 05/30/17	500,000	562,484
Export-Import Bank of Korea (South Korea)
4.125% due 09/09/15	200,000	209,728
5.000% due 04/11/22	200,000	224,902
Fifth Third Bancorp
5.450% due 01/15/17	50,000	55,250
8.250% due 03/01/38	25,000	35,426
Fifth Third Bank 1.450% due 02/28/18	200,000	196,852
First Horizon National Corp 5.375% due 12/15/15	50,000	53,221
FMS Wertmanagement AoeR (Germany) 0.625% due 04/18/16	200,000	200,409
Ford Motor Credit Co LLC
4.207% due 04/15/16	100,000	106,041
4.375% due 08/06/23	200,000	206,774
5.875% due 08/02/21	250,000	288,126
6.625% due 08/15/17	250,000	289,062
8.000% due 12/15/16	200,000	234,405
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,035

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
General Electric Capital Corp
1.000% due 01/08/16	$300,000	$302,307
1.600% due 11/20/17	150,000	150,906
1.625% due 07/02/15	200,000	202,791
3.100% due 01/09/23	200,000	196,109
3.350% due 10/17/16	400,000	423,598
4.625% due 01/07/21	200,000	220,550
5.300% due 02/11/21	100,000	112,650
5.625% due 05/01/18	600,000	686,528
5.875% due 01/14/38	200,000	236,587
6.000% due 08/07/19	200,000	235,138
6.750% due 03/15/32	350,000	451,282
6.875% due 01/10/39	200,000	264,278
Genworth Holdings Inc 7.700% due 06/15/20	150,000	183,285
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	103,834
HCP Inc REIT
4.250% due 11/15/23	93,000	95,257
5.375% due 02/01/21	150,000	168,197
Health Care REIT Inc
4.500% due 01/15/24	150,000	154,804
6.200% due 06/01/16	100,000	110,767
Healthcare Realty Trust Inc REIT 6.500% due 01/17/17	25,000	28,233
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	97,048
HSBC Bank USA NA 4.875% due 08/24/20	100,000	108,766
HSBC Finance Corp
5.500% due 01/19/16	200,000	216,108
6.676% due 01/15/21	211,000	246,593
HSBC Holdings PLC (United Kingdom)
4.000% due 03/30/22	100,000	104,043
4.250% due 03/14/24	200,000	200,679
4.875% due 01/14/22	100,000	109,664
6.500% due 09/15/37	100,000	118,697
6.800% due 06/01/38	150,000	184,910
HSBC USA Inc 1.625% due 01/16/18	200,000	198,578
ING US Inc 2.900% due 02/15/18	100,000	102,580
Inter-American Development Bank (Multi-National)
0.875% due 11/15/16	150,000	150,440
0.875% due 03/15/18	300,000	293,120
1.125% due 03/15/17	200,000	200,865
1.125% due 09/12/19	175,000	166,994
1.375% due 10/18/16	100,000	101,490
2.125% due 11/09/20	200,000	198,094
3.200% due 08/07/42	100,000	84,606
4.250% due 09/14/15	200,000	211,390
4.250% due 09/10/18	125,000	138,830
IntercontinentalExchange Group Inc 4.000% due 10/15/23	100,000	103,960
International Bank for Reconstruction & Development (Multi-National)
0.500% due 04/15/16	400,000	400,164
0.875% due 04/17/17	100,000	99,837
1.000% due 09/15/16	200,000	201,561
1.875% due 03/15/19	300,000	300,866
2.125% due 03/15/16	250,000	258,160
2.125% due 11/01/20	200,000	198,519
2.125% due 02/13/23	100,000	96,225
2.375% due 05/26/15	100,000	102,492
7.625% due 01/19/23	100,000	138,009
International Finance Corp (Multi-National)
0.500% due 05/16/16	150,000	149,681
0.875% due 06/15/18	100,000	97,009
1.750% due 09/04/18	200,000	200,849

	Principal Amount	Value
2.125% due 11/17/17	$200,000	$205,543
2.750% due 04/20/15	100,000	102,524
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	200,000	207,229
5.250% due 01/12/24	200,000	205,879
Invesco Finance PLC (United Kingdom) 5.375% due 11/30/43	200,000	214,395
Jefferies Group Inc 8.500% due 07/15/19	125,000	154,244
JPMorgan Chase & Co
1.100% due 10/15/15	100,000	100,455
1.350% due 02/15/17	200,000	200,008
1.625% due 05/15/18	250,000	245,825
2.000% due 08/15/17	250,000	253,687
2.350% due 01/28/19	200,000	200,815
3.250% due 09/23/22	200,000	197,406
3.375% due 05/01/23	175,000	166,001
3.400% due 06/24/15	100,000	103,335
3.450% due 03/01/16	400,000	419,117
4.250% due 10/15/20	250,000	267,801
4.350% due 08/15/21	200,000	214,743
4.400% due 07/22/20	50,000	53,991
5.500% due 10/15/40	100,000	111,877
5.600% due 07/15/41	100,000	113,732
6.125% due 06/27/17	100,000	113,460
6.300% due 04/23/19	250,000	294,330
6.400% due 05/15/38	300,000	373,046
KeyCorp
2.300% due 12/13/18	500,000	498,884
5.100% due 03/24/21	100,000	111,818
KFW (Germany)
0.500% due 04/19/16	450,000	450,085
0.625% due 04/24/15	600,000	603,752
0.750% due 03/17/17	150,000	149,133
1.000% due 06/11/18	200,000	196,060
1.250% due 10/26/15	100,000	101,386
1.250% due 02/15/17	500,000	504,541
1.875% due 04/01/19	200,000	200,176
2.000% due 10/04/22	250,000	235,277
2.125% due 01/17/23	150,000	141,539
2.375% due 08/25/21	250,000	245,588
2.625% due 02/16/16	500,000	520,321
4.000% due 01/27/20	100,000	109,741
4.375% due 07/21/15	250,000	263,310
4.375% due 03/15/18	200,000	222,591
4.500% due 07/16/18	100,000	112,026
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	97,674
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	93,724
6.875% due 10/01/19	25,000	29,818
Korea Finance Corp (South Korea) 2.875% due 08/22/18	200,000	205,564
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	96,364
1.750% due 04/15/19	225,000	223,538
2.125% due 07/15/16	125,000	129,099
3.125% due 07/15/15	150,000	155,331
5.125% due 02/01/17	100,000	111,653
Leucadia National Corp 6.625% due 10/23/43	100,000	104,452
Liberty Property LP REIT 4.400% due 02/15/24	94,000	95,788
Lincoln National Corp
7.000% due 05/17/66 §	100,000	103,000
8.750% due 07/01/19	115,000	148,477
Lloyds Bank PLC (United Kingdom) 4.875% due 01/21/16	125,000	134,104
Loews Corp 2.625% due 05/15/23	100,000	91,907

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Mack-Cali Realty LP REIT 7.750% due 08/15/19	$25,000	$29,712
Markel Corp
5.350% due 06/01/21	150,000	164,966
7.125% due 09/30/19	25,000	30,115
Marsh & McLennan Cos Inc 2.550% due 10/15/18	50,000	50,717
MetLife Inc
5.700% due 06/15/35	100,000	116,262
5.875% due 02/06/41	50,000	59,497
6.375% due 06/15/34	100,000	126,072
6.750% due 06/01/16	250,000	280,531
Moody’s Corp 4.875% due 02/15/24	50,000	52,628
Morgan Stanley
2.125% due 04/25/18	400,000	399,612
4.100% due 05/22/23	100,000	99,187
4.875% due 11/01/22	100,000	105,276
5.375% due 10/15/15	300,000	319,963
5.500% due 07/28/21	50,000	56,586
5.625% due 09/23/19	200,000	227,827
5.750% due 01/25/21	200,000	229,430
5.950% due 12/28/17	200,000	228,541
6.000% due 04/28/15	350,000	369,570
6.250% due 08/09/26	100,000	118,870
6.375% due 07/24/42	100,000	122,428
6.625% due 04/01/18	250,000	291,769
7.250% due 04/01/32	100,000	130,722
National Australia Bank Ltd (Australia) 1.300% due 07/25/16	300,000	302,661
National City Corp 6.875% due 05/15/19	200,000	237,230
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	94,535
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	98,989
8.000% due 03/01/32	50,000	70,733
Nomura Holdings Inc (Japan)
2.000% due 09/13/16	100,000	101,313
4.125% due 01/19/16	100,000	105,192
6.700% due 03/04/20	5,000	5,869
Nordic Investment Bank (Multi-National) 0.500% due 04/14/16	200,000	199,985
Northern Trust Corp 3.375% due 08/23/21	50,000	52,050
Oesterreichische Kontrollbank AG (Austria)
1.125% due 07/06/15	125,000	126,263
1.125% due 05/29/18	150,000	147,757
1.750% due 10/05/15	100,000	102,013
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24 ~	100,000	98,391
PACCAR Financial Corp 1.150% due 08/16/16	100,000	100,652
PNC Bank NA 3.800% due 07/25/23	250,000	252,762
PNC Funding Corp
2.700% due 09/19/16	225,000	234,014
3.300% due 03/08/22	100,000	100,844
5.125% due 02/08/20	100,000	112,744
Portigon AG (Germany) 4.796% due 07/15/15	100,000	104,957
Principal Financial Group Inc
1.850% due 11/15/17	100,000	100,389
4.625% due 09/15/42	100,000	98,195
Private Export Funding Corp
1.375% due 02/15/17	100,000	100,867
2.450% due 07/15/24	100,000	91,857
4.300% due 12/15/21	25,000	27,807

	Principal Amount	Value
Prologis LP REIT
2.750% due 02/15/19	$43,000	$43,230
3.350% due 02/01/21	100,000	99,109
6.625% due 05/15/18	54,000	62,905
Protective Life Corp 8.450% due 10/15/39	25,000	34,699
Prudential Financial Inc
4.750% due 09/17/15	100,000	105,688
5.200% due 03/15/44 §	100,000	99,750
5.625% due 05/12/41	50,000	56,785
5.875% due 09/15/42 §	100,000	104,875
6.200% due 11/15/40	50,000	60,703
6.625% due 06/21/40	50,000	63,426
7.375% due 06/15/19	70,000	85,888
Realty Income Corp REIT
4.650% due 08/01/23	50,000	52,424
5.875% due 03/15/35	50,000	56,120
Regency Centers LP 4.800% due 04/15/21	100,000	107,155
Regions Financial Corp 2.000% due 05/15/18	50,000	49,066
Royal Bank of Canada (Canada)
0.800% due 10/30/15	100,000	100,390
1.200% due 01/23/17	200,000	200,178
1.200% due 09/19/18	100,000	99,402
1.500% due 01/16/18	100,000	99,269
2.150% due 03/15/19	200,000	198,974
2.625% due 12/15/15	100,000	103,418
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	150,000	173,157
Santander Holdings USA Inc 3.000% due 09/24/15	80,000	82,420
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	204,562
2.200% due 02/01/19	150,000	149,793
5.650% due 02/01/20	75,000	87,060
5.750% due 12/01/15	100,000	107,179
6.750% due 02/01/40	25,000	32,930
Sumitomo Mitsui Banking Corp (Japan)
1.350% due 07/18/15	250,000	252,243
3.950% due 01/10/24	250,000	256,777
SunTrust Bank
5.000% due 09/01/15	4,000	4,222
SunTrust Banks Inc
3.500% due 01/20/17	200,000	211,318
Svensk Exportkredit AB (Sweden)
0.625% due 05/31/16	200,000	200,145
2.125% due 07/13/16	100,000	103,115
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	246,819
The Allstate Corp 5.750% due 08/15/53 §	200,000	210,375
The Bank of New York Mellon Corp
0.700% due 10/23/15	90,000	90,249
1.350% due 03/06/18	25,000	24,604
2.100% due 01/15/19	100,000	99,547
2.300% due 07/28/16	100,000	103,414
2.500% due 01/15/16	100,000	103,254
2.950% due 06/18/15	100,000	102,860
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	297,920
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,403
3.225% due 09/01/22	25,000	24,560
The Chubb Corp 5.750% due 05/15/18	50,000	57,330
The Goldman Sachs Group Inc
2.375% due 01/22/18	100,000	100,780
2.625% due 01/31/19	400,000	399,543

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
2.900% due 07/19/18	$250,000	$255,272
3.300% due 05/03/15	300,000	308,200
3.625% due 02/07/16	300,000	314,347
3.625% due 01/22/23	100,000	98,568
3.700% due 08/01/15	100,000	103,739
4.000% due 03/03/24	165,000	164,627
5.250% due 07/27/21	150,000	166,322
5.375% due 03/15/20	300,000	335,265
5.625% due 01/15/17	225,000	248,588
5.750% due 01/24/22	100,000	113,586
6.125% due 02/15/33	150,000	174,249
6.150% due 04/01/18	100,000	114,449
6.250% due 02/01/41	100,000	119,163
6.750% due 10/01/37	200,000	229,820
7.500% due 02/15/19	250,000	302,847
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	167,189
The Korea Development Bank (South Korea) 3.875% due 05/04/17	250,000	267,868
The NASDAQ OMX Group Inc
5.250% due 01/16/18	50,000	55,069
5.550% due 01/15/20	100,000	109,923
The Progressive Corp 3.750% due 08/23/21	100,000	105,087
The Royal Bank of Scotland PLC (United Kingdom) 3.950% due 09/21/15	250,000	260,594
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	100,000	98,396
2.375% due 10/19/16	100,000	103,750
The Travelers Cos Inc
5.750% due 12/15/17	50,000	57,447
6.250% due 06/20/16	100,000	111,486
6.250% due 06/15/37	25,000	31,295
Torchmark Corp 9.250% due 06/15/19	50,000	64,243
Toyota Motor Credit Corp
0.875% due 07/17/15	100,000	100,609
1.250% due 10/05/17	300,000	297,565
1.375% due 01/10/18	50,000	49,499
2.050% due 01/12/17	100,000	102,732
2.625% due 01/10/23	100,000	94,912
4.250% due 01/11/21	100,000	109,094
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	126,312
UBS AG (Switzerland)
5.750% due 04/25/18	100,000	114,178
5.875% due 07/15/16	100,000	110,422
5.875% due 12/20/17	100,000	114,695
UDR Inc REIT 3.700% due 10/01/20	100,000	101,678
Union Bank NA 3.000% due 06/06/16	250,000	261,495
Unum Group 4.000% due 03/15/24	100,000	100,344
US Bancorp
2.200% due 11/15/16	45,000	46,482
2.450% due 07/27/15	125,000	128,176
2.950% due 07/15/22	250,000	240,920
Ventas Realty LP REIT
1.550% due 09/26/16	88,000	88,834
4.000% due 04/30/19	100,000	106,125
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	106,643
Wachovia Bank NA 6.600% due 01/15/38	100,000	132,035

	Principal Amount	Value
Wachovia Corp
5.500% due 08/01/35	$200,000	$218,517
5.625% due 10/15/16	100,000	111,032
5.750% due 02/01/18	100,000	114,625
Wells Fargo & Co
1.500% due 07/01/15	100,000	101,200
1.500% due 01/16/18	100,000	99,160
2.625% due 12/15/16	300,000	312,861
3.450% due 02/13/23	300,000	291,766
3.500% due 03/08/22	150,000	153,365
4.125% due 08/15/23	100,000	101,374
4.600% due 04/01/21	200,000	220,485
5.375% due 02/07/35	100,000	113,340
5.606% due 01/15/44	200,000	217,291
Westpac Banking Corp (Australia)
0.950% due 01/12/16	100,000	100,562
1.050% due 11/25/16	100,000	99,971
1.125% due 09/25/15	100,000	100,755
2.000% due 08/14/17	100,000	101,738
3.000% due 08/04/15	100,000	103,282
4.875% due 11/19/19	25,000	27,821
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	128,885
Willis Group Holdings PLC (Ireland) 5.750% due 03/15/21	100,000	110,860
WP Carey Inc REIT 4.600% due 04/01/24	100,000	100,173
WR Berkley Corp 6.250% due 02/15/37	50,000	58,561
XLIT Ltd (Cayman)
2.300% due 12/15/18	50,000	49,668
5.250% due 12/15/43	50,000	53,198

		72,093,295

Health Care - 1.9%

Abbott Laboratories
5.125% due 04/01/19	80,000	90,808
6.150% due 11/30/37	25,000	31,472
AbbVie Inc
1.200% due 11/06/15	100,000	100,899
1.750% due 11/06/17	200,000	200,843
2.000% due 11/06/18	150,000	148,955
4.400% due 11/06/42	125,000	122,778
Actavis Inc
3.250% due 10/01/22	100,000	96,056
4.625% due 10/01/42	100,000	95,933
Aetna Inc
2.750% due 11/15/22	125,000	117,651
3.950% due 09/01/20	50,000	52,900
4.125% due 11/15/42	100,000	93,521
Agilent Technologies Inc 3.200% due 10/01/22	100,000	95,345
Allergan Inc 2.800% due 03/15/23	25,000	23,669
AmerisourceBergen Corp 5.875% due 09/15/15	200,000	214,448
Amgen Inc
2.500% due 11/15/16	200,000	206,828
3.875% due 11/15/21	200,000	208,964
5.150% due 11/15/41	174,000	179,919
5.650% due 06/15/42	50,000	55,638
5.700% due 02/01/19	100,000	115,895
5.750% due 03/15/40	400,000	451,463
6.400% due 02/01/39	25,000	30,469
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42	25,000	23,219
5.900% due 09/15/17	100,000	115,073
6.450% due 09/15/37	100,000	126,017

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Baxter International Inc
1.850% due 06/15/18	$100,000	$99,558
3.200% due 06/15/23	50,000	48,875
3.650% due 08/15/42	100,000	86,437
4.250% due 03/15/20	100,000	108,638
Becton Dickinson & Co 3.125% due 11/08/21	100,000	101,676
Boston Scientific Corp
2.650% due 10/01/18	100,000	100,889
6.400% due 06/15/16	100,000	110,905
Bristol-Myers Squibb Co
1.750% due 03/01/19	100,000	98,283
3.250% due 08/01/42	100,000	81,743
Cardinal Health Inc 3.200% due 06/15/22	100,000	98,031
Catholic Health Initiatives 4.350% due 11/01/42	150,000	137,779
Celgene Corp
3.250% due 08/15/22	100,000	97,647
4.000% due 08/15/23	100,000	101,737
Cigna Corp
2.750% due 11/15/16	200,000	208,534
4.500% due 03/15/21	100,000	108,187
Covidien International Finance SA (Luxembourg)
2.800% due 06/15/15	100,000	102,552
6.000% due 10/15/17	125,000	143,688
Eli Lilly & Co
4.650% due 06/15/44	150,000	155,100
5.500% due 03/15/27	100,000	117,286
Express Scripts Holding Co
2.650% due 02/15/17	100,000	103,504
3.125% due 05/15/16	100,000	104,243
6.125% due 11/15/41	50,000	59,461
Genzyme Corp 3.625% due 06/15/15	100,000	103,610
Gilead Sciences Inc
3.050% due 12/01/16	200,000	210,462
4.400% due 12/01/21	100,000	108,221
GlaxoSmithKline Capital Inc
5.650% due 05/15/18	100,000	114,865
6.375% due 05/15/38	100,000	127,744
GlaxoSmithKline Capital PLC (United Kingdom)
1.500% due 05/08/17	200,000	201,340
2.850% due 05/08/22	200,000	195,632
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	76,462
Humana Inc 4.625% due 12/01/42	100,000	96,815
Johnson & Johnson
1.650% due 12/05/18	150,000	149,329
3.550% due 05/15/21	50,000	53,377
4.375% due 12/05/33	42,000	44,202
4.850% due 05/15/41	50,000	54,962
5.550% due 08/15/17	50,000	57,104
5.950% due 08/15/37	100,000	124,832
Laboratory Corp of America Holdings 4.625% due 11/15/20	100,000	106,956
Life Technologies Corp 6.000% due 03/01/20	100,000	115,259
McKesson Corp
0.950% due 12/04/15	100,000	100,329
1.292% due 03/10/17	150,000	149,757
3.796% due 03/15/24	200,000	200,628
Medco Health Solutions Inc
4.125% due 09/15/20	50,000	52,646
7.125% due 03/15/18	200,000	236,235

	Principal Amount	Value
Medtronic Inc
1.375% due 04/01/18	$250,000	$246,113
2.750% due 04/01/23	50,000	47,397
4.450% due 03/15/20	25,000	27,491
4.500% due 03/15/42	100,000	101,246
Merck & Co Inc
1.100% due 01/31/18	100,000	98,152
2.400% due 09/15/22	100,000	93,709
3.600% due 09/15/42	300,000	264,321
4.150% due 05/18/43	100,000	96,215
6.000% due 09/15/17	50,000	57,613
6.500% due 12/01/33	100,000	130,552
6.550% due 09/15/37	100,000	130,183
Merck Sharp & Dohme Corp 4.000% due 06/30/15	50,000	52,150
Mylan Inc 2.600% due 06/24/18	100,000	100,878
Novartis Capital Corp
2.400% due 09/21/22	75,000	71,022
2.900% due 04/24/15	100,000	102,790
4.400% due 04/24/20	50,000	55,014
4.400% due 05/06/44	200,000	202,648
Novartis Securities Investment Ltd (Bermuda) 5.125% due 02/10/19	125,000	142,108
Perrigo Co PLC (Ireland) 2.300% due 11/08/18 ~	250,000	247,624
Pfizer Inc
1.500% due 06/15/18	150,000	148,067
3.000% due 06/15/23	200,000	194,374
6.200% due 03/15/19	150,000	177,838
7.200% due 03/15/39	50,000	69,631
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,086
5.750% due 01/30/40	10,000	10,439
6.950% due 07/01/37	100,000	118,425
Sanofi (France) 4.000% due 03/29/21	100,000	107,519
St Jude Medical Inc 3.250% due 04/15/23	100,000	97,188
Stryker Corp 4.100% due 04/01/43	100,000	96,526
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	200,000	205,532
Thermo Fisher Scientific Inc
2.250% due 08/15/16	100,000	102,558
3.150% due 01/15/23	100,000	96,578
3.200% due 03/01/16	100,000	104,307
4.150% due 02/01/24	100,000	103,106
UnitedHealth Group Inc
1.625% due 03/15/19	100,000	97,409
2.875% due 03/15/22	100,000	97,407
2.875% due 03/15/23	200,000	190,055
6.875% due 02/15/38	250,000	330,060
WellPoint Inc
1.875% due 01/15/18	75,000	74,524
3.300% due 01/15/23	75,000	72,069
4.625% due 05/15/42	100,000	96,844
4.650% due 01/15/43	50,000	48,597
5.250% due 01/15/16	100,000	107,490
5.875% due 06/15/17	100,000	112,852
Wyeth LLC
5.950% due 04/01/37	50,000	60,719
6.500% due 02/01/34	100,000	127,877
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	101,492
Zoetis Inc 1.150% due 02/01/16	100,000	100,450

		13,587,528

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Industrials - 1.6%

3M Co 2.000% due 06/26/22	$400,000	$373,870
ABB Finance USA Inc 2.875% due 05/08/22	100,000	97,434
Air Lease Corp 3.375% due 01/15/19	100,000	101,875
American Airlines Pass-Through Trust ‘A’ 4.950% due 01/15/23 ~	194,080	206,773
Boeing Capital Corp 4.700% due 10/27/19	200,000	223,502
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	141,867
4.450% due 03/15/43	300,000	287,230
4.700% due 10/01/19	100,000	110,364
5.650% due 05/01/17	100,000	112,473
5.750% due 05/01/40	100,000	115,006
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	99,125
6.200% due 06/01/36	50,000	62,976
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	53,212
Caterpillar Inc
3.803% due 08/15/42	100,000	89,169
3.900% due 05/27/21	200,000	212,991
6.050% due 08/15/36	125,000	151,115
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	38,749	44,437
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	30,000	29,925
CSX Corp
3.700% due 11/01/23	100,000	99,220
5.500% due 04/15/41	75,000	83,745
6.250% due 04/01/15	100,000	105,561
7.375% due 02/01/19	50,000	60,916
Danaher Corp
2.300% due 06/23/16	50,000	51,703
3.900% due 06/23/21	50,000	52,981
Deere & Co
3.900% due 06/09/42	100,000	93,172
4.375% due 10/16/19	50,000	55,036
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	77,427	84,271
Dover Corp 5.375% due 03/01/41	50,000	56,522
Eaton Corp
1.500% due 11/02/17	100,000	99,624
2.750% due 11/02/22	200,000	189,710
4.000% due 11/02/32	100,000	97,045
4.150% due 11/02/42	100,000	93,772
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	104,000
Emerson Electric Co
4.125% due 04/15/15	100,000	103,677
4.250% due 11/15/20	25,000	27,049
FedEx Corp 3.875% due 08/01/42	100,000	86,994
Flowserve Corp 4.000% due 11/15/23	143,000	143,581
GATX Corp 2.375% due 07/30/18	46,000	45,952
General Dynamics Corp
1.000% due 11/15/17	50,000	49,126
3.600% due 11/15/42	200,000	176,739
General Electric Co
0.850% due 10/09/15	300,000	301,489
2.700% due 10/09/22	100,000	97,117
4.125% due 10/09/42	100,000	96,485
5.250% due 12/06/17	100,000	113,440

	Principal Amount	Value
Honeywell International Inc
5.000% due 02/15/19	$100,000	$113,347
5.300% due 03/01/18	125,000	142,210
Illinois Tool Works Inc
1.950% due 03/01/19	150,000	148,124
4.875% due 09/15/41	100,000	106,126
Ingersoll-Rand Global Holding Co Ltd (Bermuda) 4.250% due 06/15/23 ~	100,000	102,309
John Deere Capital Corp
0.700% due 09/04/15	100,000	100,380
0.875% due 04/17/15	100,000	100,593
1.050% due 10/11/16	100,000	100,420
1.400% due 03/15/17	100,000	100,785
1.950% due 12/13/18	200,000	199,374
2.750% due 03/15/22	100,000	97,566
Koninklijke Philips NV (Netherlands)
5.750% due 03/11/18	50,000	57,016
6.875% due 03/11/38	100,000	130,345
L-3 Communications Corp 5.200% due 10/15/19	100,000	109,325
Lockheed Martin Corp
4.250% due 11/15/19	100,000	108,026
6.150% due 09/01/36	100,000	121,993
Norfolk Southern Corp
2.903% due 02/15/23	100,000	95,351
3.000% due 04/01/22	100,000	97,580
4.800% due 08/15/43	100,000	103,156
4.837% due 10/01/41	50,000	51,356
5.900% due 06/15/19	50,000	58,028
Northrop Grumman Corp
3.250% due 08/01/23	100,000	95,957
3.500% due 03/15/21	100,000	101,117
Owens Corning 4.200% due 12/15/22	138,000	137,123
Parker Hannifin Corp 6.250% due 05/15/38	100,000	124,205
Pentair Finance SA (Luxembourg) 1.350% due 12/01/15	50,000	50,286
Pitney Bowes Inc
4.625% due 03/15/24	100,000	99,504
5.600% due 03/15/18	50,000	54,906
Precision Castparts Corp 2.500% due 01/15/23	100,000	93,376
Raytheon Co
2.500% due 12/15/22	125,000	117,057
4.400% due 02/15/20	25,000	27,150
Republic Services Inc
3.800% due 05/15/18	200,000	212,282
5.500% due 09/15/19	27,000	30,661
Rockwell Collins Inc 5.250% due 07/15/19	100,000	111,951
Roper Industries Inc 1.850% due 11/15/17	100,000	100,529
Ryder System Inc
2.350% due 02/26/19	125,000	123,741
2.500% due 03/01/17	50,000	51,144
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	47,873
The Boeing Co
5.875% due 02/15/40	50,000	62,027
6.000% due 03/15/19	100,000	117,831
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	206,998
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	99,657	103,892
Union Pacific Corp
3.646% due 02/15/24	92,000	91,910
4.750% due 09/15/41	100,000	102,754
4.750% due 12/15/43	100,000	103,184

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27 #	$107,000	$108,070
United Parcel Service Inc
1.125% due 10/01/17	50,000	49,705
2.450% due 10/01/22	100,000	95,052
3.125% due 01/15/21	100,000	102,693
5.500% due 01/15/18	50,000	56,991
6.200% due 01/15/38	50,000	63,263
United Technologies Corp
1.800% due 06/01/17	100,000	101,766
3.100% due 06/01/22	200,000	200,030
4.500% due 04/15/20	30,000	32,935
4.500% due 06/01/42	125,000	127,794
6.050% due 06/01/36	50,000	61,835
6.125% due 02/01/19	100,000	117,981
6.125% due 07/15/38	25,000	31,651
URS Corp 5.000% due 04/01/22	100,000	99,042
Verisk Analytics Inc 4.125% due 09/12/22	100,000	100,832
Waste Management Inc
6.100% due 03/15/18	250,000	289,359
7.750% due 05/15/32	100,000	138,718

		11,470,856

Information Technology - 1.2%

Adobe Systems Inc 4.750% due 02/01/20	100,000	110,132
Altera Corp 2.500% due 11/15/18	100,000	100,303
Apple Inc
0.450% due 05/03/16	175,000	174,525
2.400% due 05/03/23	450,000	418,176
3.850% due 05/04/43	250,000	222,624
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,642
Avnet Inc 6.000% due 09/01/15	100,000	106,840
Baidu Inc (Cayman) 3.250% due 08/06/18	200,000	204,768
CA Inc 2.875% due 08/15/18	100,000	101,541
Cisco Systems Inc
2.125% due 03/01/19	200,000	199,397
4.950% due 02/15/19	200,000	225,346
5.500% due 02/22/16	200,000	218,545
5.500% due 01/15/40	100,000	114,309
Corning Inc 1.450% due 11/15/17	100,000	98,095
eBay Inc
1.350% due 07/15/17	100,000	100,068
3.250% due 10/15/20	200,000	205,040
EMC Corp
1.875% due 06/01/18	100,000	100,059
3.375% due 06/01/23	100,000	98,811
Fidelity National Information Services Inc 3.500% due 04/15/23	108,000	102,853
Fiserv Inc 3.125% due 06/15/16	50,000	52,193
Google Inc 2.125% due 05/19/16	100,000	103,325
Hewlett-Packard Co
2.600% due 09/15/17	150,000	154,716
3.000% due 09/15/16	100,000	104,478
3.750% due 12/01/20	50,000	50,884
4.050% due 09/15/22	200,000	203,327
4.650% due 12/09/21	150,000	158,957
6.000% due 09/15/41	55,000	60,440
Intel Corp
1.350% due 12/15/17	150,000	149,147
3.300% due 10/01/21	150,000	153,735
4.800% due 10/01/41	185,000	191,887

	Principal Amount	Value
International Business Machines Corp
0.450% due 05/06/16	$150,000	$149,529
0.750% due 05/11/15	250,000	251,265
1.250% due 02/08/18	100,000	98,921
1.625% due 05/15/20	150,000	142,187
1.875% due 05/15/19	100,000	98,626
1.950% due 07/22/16	100,000	102,964
5.600% due 11/30/39	26,000	30,496
5.700% due 09/14/17	100,000	114,536
8.375% due 11/01/19	100,000	130,407
Juniper Networks Inc 3.100% due 03/15/16	100,000	103,159
Microsoft Corp
1.625% due 09/25/15	100,000	101,801
2.375% due 05/01/23	100,000	93,562
3.500% due 11/15/42	100,000	86,883
3.750% due 05/01/43	100,000	89,982
5.200% due 06/01/39	135,000	151,746
5.300% due 02/08/41	200,000	227,116
Motorola Solutions Inc 3.500% due 03/01/23	250,000	239,476
Oracle Corp
2.500% due 10/15/22	125,000	117,815
5.000% due 07/08/19	100,000	113,046
5.250% due 01/15/16	200,000	216,615
5.750% due 04/15/18	100,000	115,258
6.125% due 07/08/39	100,000	123,307
6.500% due 04/15/38	100,000	128,128
Seagate HDD Cayman (Cayman) 3.750% due 11/15/18 ~	100,000	103,250
Symantec Corp 2.750% due 06/15/17	100,000	102,871
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	102,336
Texas Instruments Inc 1.000% due 05/01/18	200,000	194,121
The Western Union Co 5.930% due 10/01/16	100,000	110,804
Tyco Electronics Group SA (Luxembourg)
2.375% due 12/17/18	50,000	49,547
4.875% due 01/15/21	30,000	32,550
Xerox Corp
4.500% due 05/15/21	100,000	105,554
5.625% due 12/15/19	100,000	113,486
Xilinx Inc 3.000% due 03/15/21	50,000	49,665

		8,303,172

Materials - 1.3%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	28,554
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	27,347
Alcoa Inc
5.400% due 04/15/21	100,000	105,080
5.720% due 02/23/19	300,000	326,164
6.750% due 07/15/18	100,000	114,184
Allegheny Technologies Inc 5.875% due 08/15/23	50,000	52,397
Barrick Gold Corp (Canada)
3.850% due 04/01/22	100,000	95,691
4.100% due 05/01/23	200,000	190,106
5.250% due 04/01/42	100,000	91,643
Barrick PD Australia Finance Property Ltd (Australia) 5.950% due 10/15/39	25,000	24,898
BHP Billiton Finance USA Ltd (Australia)
1.875% due 11/21/16	100,000	102,291
2.050% due 09/30/18	200,000	200,771
5.000% due 09/30/43	150,000	159,354
6.500% due 04/01/19	75,000	90,175

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Cabot Corp 5.000% due 10/01/16	$25,000	$27,243
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	100,993
CF Industries Inc
3.450% due 06/01/23	125,000	120,720
5.150% due 03/15/34	50,000	51,571
Cliffs Natural Resources Inc
4.875% due 04/01/21	150,000	146,335
5.900% due 03/15/20	25,000	26,119
CRH America Inc 6.000% due 09/30/16	50,000	55,611
Eastman Chemical Co
3.600% due 08/15/22	200,000	198,885
4.800% due 09/01/42	100,000	99,061
Ecolab Inc
1.450% due 12/08/17	150,000	148,251
4.350% due 12/08/21	100,000	107,789
EI du Pont de Nemours & Co
2.800% due 02/15/23	100,000	94,719
4.150% due 02/15/43	100,000	95,600
4.625% due 01/15/20	150,000	165,614
FMC Corp 4.100% due 02/01/24	50,000	51,003
Freeport-McMoRan Copper & Gold Inc
2.150% due 03/01/17	200,000	203,124
3.100% due 03/15/20	150,000	146,171
3.550% due 03/01/22	100,000	95,676
3.875% due 03/15/23	100,000	95,808
5.450% due 03/15/43	100,000	98,691
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	145,973
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	236,143
International Paper Co
4.750% due 02/15/22	125,000	135,389
7.500% due 08/15/21	40,000	50,404
7.950% due 06/15/18	100,000	122,447
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	200,000	223,008
6.000% due 11/15/21	200,000	234,663
MeadWestvaco Corp 7.375% due 09/01/19	200,000	239,530
Monsanto Co
1.850% due 11/15/18	100,000	99,385
3.600% due 07/15/42	50,000	44,595
Newmont Mining Corp
3.500% due 03/15/22	100,000	90,886
5.875% due 04/01/35	100,000	93,970
6.250% due 10/01/39	25,000	24,284
Nucor Corp
4.000% due 08/01/23	25,000	24,984
4.125% due 09/15/22	50,000	51,246
5.200% due 08/01/43	25,000	25,446
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	20,922
4.875% due 03/30/20	100,000	110,501
5.625% due 12/01/40	25,000	28,571
PPG Industries Inc 3.600% due 11/15/20	50,000	50,884
Praxair Inc
1.050% due 11/07/17	50,000	49,046
1.250% due 11/07/18	150,000	144,571
2.200% due 08/15/22	100,000	92,447
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	101,683
3.500% due 11/02/20	100,000	102,603
7.125% due 07/15/28	50,000	63,730
9.000% due 05/01/19	150,000	195,385

	Principal Amount	Value
Rio Tinto Finance USA PLC (United Kingdom)
1.375% due 06/17/16	$150,000	$151,384
1.625% due 08/21/17	100,000	100,287
4.750% due 03/22/42	200,000	199,964
Sonoco Products Co 5.750% due 11/01/40	200,000	224,106
Southern Copper Corp
5.250% due 11/08/42	150,000	129,173
7.500% due 07/27/35	50,000	55,444
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	103,790
5.200% due 03/01/42	100,000	90,838
6.250% due 07/15/41	50,000	51,792
The Dow Chemical Co
4.125% due 11/15/21	200,000	209,811
5.700% due 05/15/18	197,000	224,157
8.550% due 05/15/19	100,000	128,219
9.400% due 05/15/39	50,000	79,245
The Mosaic Co 5.450% due 11/15/33	163,000	176,770
The Sherwin-Williams Co 4.000% due 12/15/42	150,000	137,722
The Valspar Corp 7.250% due 06/15/19	25,000	29,986
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	100,000	99,795
6.250% due 01/23/17	100,000	112,258
6.875% due 11/21/36	150,000	160,572
6.875% due 11/10/39	45,000	48,333
8.250% due 01/17/34	100,000	121,504

		9,175,485

Telecommunication Services - 1.4%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	200,000	206,800
5.000% due 10/16/19	250,000	277,500
5.000% due 03/30/20	50,000	55,050
6.125% due 03/30/40	50,000	56,927
6.375% due 03/01/35	125,000	144,728
AT&T Inc
0.900% due 02/12/16	100,000	100,034
1.400% due 12/01/17	100,000	99,050
2.300% due 03/11/19	200,000	199,258
2.500% due 08/15/15	150,000	153,787
2.625% due 12/01/22	125,000	116,462
2.950% due 05/15/16	400,000	416,799
3.000% due 02/15/22	100,000	97,273
4.300% due 12/15/42	393,000	349,589
4.350% due 06/15/45	177,000	156,844
4.450% due 05/15/21	50,000	54,122
5.350% due 09/01/40	161,000	165,117
5.625% due 06/15/16	50,000	55,075
5.800% due 02/15/19	200,000	231,251
6.550% due 02/15/39	100,000	118,380
British Telecommunications PLC (United Kingdom)
2.000% due 06/22/15	200,000	203,141
9.625% due 12/15/30	50,000	77,484
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	97,474
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	200,000	218,625
8.750% due 06/15/30	185,000	267,651
Embarq Corp 7.995% due 06/01/36	150,000	156,922
Orange SA (France)
2.750% due 09/14/16	100,000	103,724
2.750% due 02/06/19	100,000	101,406

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
5.375% due 01/13/42	$150,000	$154,696
9.000% due 03/01/31	50,000	72,490
Qwest Corp 6.750% due 12/01/21	100,000	111,842
Rogers Communications Inc (Canada)
3.000% due 03/15/23	50,000	47,070
4.500% due 03/15/43	25,000	23,421
5.000% due 03/15/44	100,000	101,069
6.800% due 08/15/18	100,000	118,911
Telefonica Emisiones SAU (Spain)
3.992% due 02/16/16	50,000	52,481
5.462% due 02/16/21	40,000	44,105
7.045% due 06/20/36	150,000	182,663
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	250,000	325,521
Verizon Communications Inc
2.500% due 09/15/16	130,000	134,704
2.550% due 06/17/19	200,000	201,463
3.450% due 03/15/21	200,000	203,111
3.500% due 11/01/21	200,000	201,755
3.650% due 09/14/18	200,000	213,183
4.500% due 09/15/20	229,000	249,146
4.900% due 09/15/15	100,000	106,062
5.150% due 09/15/23	500,000	548,268
5.850% due 09/15/35	300,000	333,265
6.350% due 04/01/19	250,000	295,315
6.400% due 09/15/33	273,000	325,076
6.400% due 02/15/38	150,000	176,705
6.550% due 09/15/43	500,000	610,668
7.350% due 04/01/39	100,000	130,205
7.750% due 12/01/30	50,000	66,293
Vodafone Group PLC (United Kingdom)
1.500% due 02/19/18	100,000	98,437
4.375% due 02/19/43	100,000	90,483
5.450% due 06/10/19	150,000	171,628
5.625% due 02/27/17	100,000	112,364
6.150% due 02/27/37	150,000	170,662
7.875% due 02/15/30	50,000	67,063

		10,020,598

Utilities - 1.8%

AGL Capital Corp 3.500% due 09/15/21	150,000	152,996
Alabama Power Co 4.100% due 01/15/42	100,000	96,439
American Water Capital Corp 4.300% due 12/01/42	100,000	96,152
Appalachian Power Co
4.600% due 03/30/21	50,000	54,789
7.000% due 04/01/38	150,000	197,211
Arizona Public Service Co
4.500% due 04/01/42	100,000	100,300
4.700% due 01/15/44	100,000	103,573
Atmos Energy Corp 4.150% due 01/15/43	64,000	61,692
Avista Corp 5.125% due 04/01/22	15,000	16,857
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,592
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	93,537
CenterPoint Energy Inc 5.950% due 02/01/17	51,000	57,050
CenterPoint Energy Resources Corp
4.500% due 01/15/21	100,000	108,199
5.850% due 01/15/41	50,000	59,729
CMS Energy Corp 6.250% due 02/01/20	100,000	117,488

	Principal Amount	Value
Commonwealth Edison Co
1.950% due 09/01/16	$100,000	$102,375
2.150% due 01/15/19	100,000	99,683
3.800% due 10/01/42	100,000	90,595
4.000% due 08/01/20	100,000	106,912
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	91,286
5.850% due 04/01/18	100,000	114,876
5.850% due 03/15/36	25,000	29,946
6.650% due 04/01/19	150,000	180,307
Constellation Energy Group Inc 4.550% due 06/15/15	125,000	130,476
Consumers Energy Co 6.700% due 09/15/19	125,000	151,592
Dominion Gas Holdings LLC 3.550% due 11/01/23 ~	100,000	98,896
Dominion Resources Inc
5.150% due 07/15/15	50,000	52,823
5.200% due 08/15/19	120,000	134,191
DTE Electric Co 3.650% due 03/15/24	51,000	52,122
DTE Energy Co 3.850% due 12/01/23	100,000	101,632
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	28,703
6.050% due 04/15/38	110,000	137,114
6.100% due 06/01/37	25,000	30,384
7.000% due 11/15/18	100,000	121,008
Duke Energy Corp
2.100% due 06/15/18	100,000	100,440
3.550% due 09/15/21	100,000	102,319
Duke Energy Florida Inc 6.350% due 09/15/37	25,000	31,866
Duke Energy Indiana Inc
4.200% due 03/15/42	125,000	122,357
4.900% due 07/15/43	100,000	107,644
Duke Energy Progress Inc
4.100% due 03/15/43	50,000	47,944
5.250% due 12/15/15	100,000	107,761
Entergy Corp 4.700% due 01/15/17	150,000	159,153
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	57,698
Exelon Generation Co LLC
5.200% due 10/01/19	300,000	328,430
5.600% due 06/15/42	100,000	104,642
6.200% due 10/01/17	25,000	28,275
6.250% due 10/01/39	25,000	27,697
Florida Power & Light Co
4.950% due 06/01/35	100,000	109,981
5.690% due 03/01/40	35,000	41,748
5.950% due 02/01/38	125,000	152,131
Georgia Power Co
0.625% due 11/15/15	200,000	199,980
2.850% due 05/15/22	100,000	97,530
4.250% due 12/01/19	25,000	27,323
4.300% due 03/15/42	100,000	96,973
Great Plains Energy Inc 4.850% due 06/01/21	100,000	108,168
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	48,677
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	54,256
Kentucky Utilities Co 4.650% due 11/15/43	200,000	207,849
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	50,830
Metropolitan Edison Co 7.700% due 01/15/19	50,000	60,149

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
MidAmerican Energy Co
2.400% due 03/15/19	$150,000	$151,259
3.500% due 10/15/24	100,000	99,511
6.750% due 12/30/31	100,000	130,021
MidAmerican Energy Holdings Co
1.100% due 05/15/17 ~	100,000	99,244
6.125% due 04/01/36	100,000	120,007
6.500% due 09/15/37	100,000	124,077
National Fuel Gas Co 3.750% due 03/01/23	100,000	97,790
Nevada Power Co 6.750% due 07/01/37	50,000	65,839
NextEra Energy Capital Holdings Inc
2.700% due 09/15/19	200,000	199,495
4.500% due 06/01/21	50,000	52,502
Nisource Finance Corp
4.800% due 02/15/44	100,000	96,144
5.250% due 02/15/43	100,000	102,518
6.125% due 03/01/22	50,000	57,701
Northeast Utilities
2.800% due 05/01/23	100,000	93,498
4.500% due 11/15/19	15,000	16,316
Northern States Power Co
2.150% due 08/15/22	100,000	92,711
2.600% due 05/15/23	100,000	94,544
3.400% due 08/15/42	125,000	107,375
4.850% due 08/15/40	50,000	54,468
5.350% due 11/01/39	10,000	11,481
NSTAR Electric Co 2.375% due 10/15/22	100,000	93,186
Ohio Edison Co 6.875% due 07/15/36	150,000	188,436
Ohio Power Co 5.375% due 10/01/21	30,000	34,690
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	102,803
Oncor Electric Delivery Co LLC
5.300% due 06/01/42	100,000	111,645
7.000% due 05/01/32	50,000	64,757
ONE Gas Inc
2.070% due 02/01/19 ~	100,000	99,270
4.658% due 02/01/44 ~	200,000	208,477
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	93,147
3.850% due 11/15/23	50,000	50,530
4.750% due 02/15/44	100,000	101,585
6.050% due 03/01/34	250,000	296,165
6.250% due 03/01/39	25,000	30,479
PacifiCorp 4.100% due 02/01/42	50,000	47,983
PECO Energy Co 1.200% due 10/15/16	56,000	56,418
Pepco Holdings Inc 2.700% due 10/01/15	100,000	102,288
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	36,355
Potomac Electric Power Co 3.600% due 03/15/24	100,000	101,274
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	59,099
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	94,889
4.750% due 07/15/43	50,000	53,024
5.200% due 07/15/41	25,000	28,325
Progress Energy Inc
5.625% due 01/15/16	100,000	108,151
6.000% due 12/01/39	25,000	30,320
7.750% due 03/01/31	100,000	137,010
PSEG Power LLC
2.450% due 11/15/18	200,000	200,345
4.150% due 09/15/21	100,000	103,979

	Principal Amount	Value
Public Service Co of Colorado
4.300% due 03/15/44	$200,000	$200,630
5.125% due 06/01/19	15,000	17,051
Public Service Co of Oklahoma 5.150% due 12/01/19	40,000	44,556
Public Service Electric & Gas Co 3.800% due 01/01/43	100,000	92,395
Puget Energy Inc 6.000% due 09/01/21	100,000	115,404
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	30,492
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	100,805
3.600% due 09/01/23	100,000	103,082
Sempra Energy
4.050% due 12/01/23	50,000	51,214
6.000% due 10/15/39	25,000	29,924
9.800% due 02/15/19	50,000	66,300
Sierra Pacific Power Co 6.000% due 05/15/16	150,000	166,300
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	103,582
5.300% due 05/15/33	50,000	56,252
5.450% due 02/01/41	50,000	58,382
Southern California Edison Co
3.500% due 10/01/23	100,000	101,150
3.875% due 06/01/21	100,000	106,811
3.900% due 03/15/43	50,000	46,462
4.500% due 09/01/40	50,000	51,161
5.500% due 08/15/18	100,000	114,698
Southern California Gas Co 4.450% due 03/15/44	100,000	102,492
Southern Power Co 5.150% due 09/15/41	40,000	42,242
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	60,568
Tampa Electric Co 6.100% due 05/15/18	35,000	40,418
Union Electric Co 8.450% due 03/15/39	100,000	159,252
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	98,031
2.950% due 01/15/22	100,000	98,915
3.450% due 02/15/24	100,000	100,016
4.650% due 08/15/43	100,000	103,572
5.000% due 06/30/19	35,000	39,511
8.875% due 11/15/38	25,000	40,642
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	99,316
4.250% due 12/15/19	25,000	27,310

		12,948,413

Total Corporate Bonds & Notes (Cost $181,470,564)		183,975,950

MORTGAGE-BACKED SECURITIES - 30.7%

Collateralized Mortgage Obligations - Commercial - 1.6%

Banc of America Commercial Mortgage Trust
5.356% due 10/10/45 "	50,000	53,258
5.369% due 10/10/45 "	50,000	51,298
5.601% due 04/10/49 " §	100,000	110,617
5.611% due 04/10/49 " §	206,233	227,681
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	100,000	103,269
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/41 "	98,930	108,127
5.540% due 09/11/41 "	700,000	759,916
5.888% due 06/11/50 " §	450,000	506,956

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust 5.694% due 12/10/49 " §	$200,000	$223,119
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.302% due 01/15/46 " §	100,000	106,600
5.617% due 10/15/48 "	100,000	108,419
Commercial Mortgage Trust
5.444% due 03/10/39 "	100,000	109,694
5.820% due 07/10/38 " §	97,778	106,353
Credit Suisse Commercial Mortgage Trust 5.644% due 03/15/39 " §	100,000	107,316
GS Mortgage Securities Trust 5.553% due 04/10/38 " §	100,000	106,866
JPMBB Commercial Mortgage Securities Trust 4.133% due 08/15/46 "	600,000	628,662
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47 "	1,500,000	1,462,619
5.202% due 05/15/45 " §	300,000	320,509
5.336% due 05/15/47 "	100,000	109,306
5.399% due 05/15/45 "	495,608	537,107
5.429% due 12/12/43 "	100,000	108,224
5.814% due 06/12/43 " §	173,614	187,608
LB-UBS Commercial Mortgage Trust
5.661% due 03/15/39 " §	79,061	84,740
5.833% due 06/15/38 " §	245,412	267,641
5.866% due 09/15/45 " §	75,493	85,412
Merrill Lynch Mortgage Trust 5.657% due 05/12/39 " §	255,000	275,216
ML-CFC Commercial Mortgage Trust 6.091% due 08/12/49 " §	175,000	195,791
Morgan Stanley Capital I Trust
4.989% due 08/13/42 "	50,000	51,815
5.162% due 10/12/52 " §	200,000	211,958
5.208% due 11/14/42 " §	98,870	103,608
5.418% due 03/12/44 " §	497,253	528,161
5.439% due 02/12/44 "	15,829	15,942
5.514% due 11/12/49 " §	100,000	110,321
5.569% due 12/15/44 "	450,000	488,113
5.654% due 04/15/49 " §	215,897	224,216
5.809% due 12/12/49 "	375,000	417,827
5.908% due 06/11/49 " §	98,477	109,923
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	1,000,000	1,033,822
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	252,032
Wachovia Bank Commercial Mortgage Trust
5.515% due 01/15/45 " §	470,000	496,877
5.795% due 07/15/45 " §	100,000	109,202
WF-RBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	674,279

		11,880,420

Fannie Mae - 13.5%

2.445% due 06/01/38 " §	15,780	17,038
2.500% due 10/01/27 - 01/01/43 "	7,586,845	7,525,275
3.000% due 05/01/22 - 08/01/43 "	20,073,689	19,805,685
3.047% due 07/01/41 " §	638,200	673,573
3.076% due 03/01/41 " §	385,099	407,757
3.278% due 01/01/41 " §	291,592	306,331
3.484% due 08/01/39 " §	48,948	52,427
3.500% due 11/01/25 - 04/01/44 "	18,989,229	19,289,735
4.000% due 09/01/18 - 04/01/44 "	17,137,728	17,870,311
4.500% due 05/01/18 - 04/01/44 "	11,892,708	12,713,896
5.000% due 12/01/17 - 12/01/99 "	8,564,283	9,336,774
5.500% due 02/01/24 - 12/01/99 "	4,611,993	5,099,314
5.655% due 09/01/37 " §	63,027	68,117
6.000% due 09/01/34 - 06/01/40 "	2,574,858	2,875,237
6.500% due 09/01/36 - 07/01/38 "	427,858	480,878

		96,522,348

	Principal Amount	Value
Freddie Mac - 8.0%

2.407% due 11/01/37 " §	$61,752	$65,525
2.500% due 08/01/28 - 04/01/29 "	4,020,903	4,026,564
3.000% due 09/01/26 - 04/01/44 "	12,065,772	11,949,646
3.500% due 06/01/21 - 04/01/44 "	10,308,816	10,476,752
4.000% due 02/01/25 - 04/01/44 "	8,760,125	9,125,920
4.500% due 03/01/23 - 04/01/44 "	8,929,145	9,542,336
5.000% due 03/01/19 - 03/01/41 "	5,022,847	5,466,375
5.500% due 12/01/16 - 08/01/40 "	3,020,976	3,319,003
6.000% due 03/01/23 - 05/01/40 "	2,346,100	2,609,786
6.500% due 08/01/37 - 04/01/39 "	245,473	275,428

		56,857,335

Government National Mortgage Association - 7.6%

3.000% due 08/20/42 - 04/01/44 "	10,242,528	10,101,892
3.500% due 10/15/41 - 04/01/44 "	13,126,630	13,424,187
4.000% due 06/15/39 - 04/01/44 "	9,530,748	10,031,773
4.500% due 02/15/39 - 02/20/44 "	9,763,060	10,556,919
5.000% due 05/15/36 - 10/20/43 "	5,870,568	6,431,325
5.500% due 04/15/37 - 04/15/40 "	2,075,271	2,303,416
6.000% due 08/15/35 - 06/15/41 "	859,907	961,509
6.500% due 10/15/37 - 02/15/39 "	171,519	194,456

		54,005,477

Total Mortgage-Backed Securities (Cost $220,034,860)		219,265,580

ASSET-BACKED SECURITIES - 0.4%

Capital Auto Receivables Asset Trust 1.680% due 04/20/18 "	354,000	357,225
Carmax Auto Owner Trust 0.840% due 11/15/18 "	300,000	297,636
CenterPoint Energy Restoration Bond Co LLC 3.460% due 08/15/19 "	200,000	211,803
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	192,835
Citibank Credit Card Issuance Trust
5.650% due 09/20/19 "	100,000	114,059
6.150% due 06/15/39 "	250,000	295,461
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	252,491
Santander Drive Auto Receivables Trust
1.550% due 10/15/18 "	400,000	399,469
2.940% due 12/15/17 "	500,000	515,293
World Financial Network Credit Card Master Trust 0.910% due 03/16/20 "	500,000	498,720

Total Asset-Backed Securities (Cost $3,165,576)		3,134,992

U.S. GOVERNMENT AGENCY ISSUES - 3.5%

Fannie Mae
0.375% due 12/21/15	1,600,000	1,601,728
0.375% due 07/05/16	500,000	497,763
0.500% due 05/27/15	500,000	501,908
0.500% due 07/02/15	1,000,000	1,003,907
0.500% due 09/28/15	700,000	702,808
0.520% due 05/20/16	275,000	274,566
0.520% due 05/27/16	100,000	99,940
0.750% due 04/20/17	200,000	198,826
0.875% due 08/28/17	150,000	148,720
0.875% due 10/26/17	400,000	394,699
0.875% due 12/20/17	350,000	344,497
0.875% due 02/08/18	750,000	734,962
0.875% due 05/21/18	500,000	487,055
1.250% due 09/28/16	700,000	710,335

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
1.250% due 01/30/17	$500,000	$505,933
1.625% due 10/26/15	200,000	204,187
1.750% due 01/30/19	100,000	99,853
1.875% due 09/18/18	300,000	303,351
2.000% due 09/21/15	100,000	102,539
2.375% due 07/28/15	250,000	257,171
5.000% due 04/15/15	200,000	210,019
5.000% due 03/15/16	200,000	217,877
5.000% due 05/11/17	150,000	168,296
5.375% due 06/12/17	200,000	226,693
5.625% due 07/15/37	100,000	126,015
7.125% due 01/15/30	525,000	748,211
7.250% due 05/15/30	250,000	361,377
Federal Farm Credit Bank 5.125% due 08/25/16	150,000	166,052
Federal Home Loan Bank
0.375% due 08/28/15	350,000	350,597
0.500% due 11/20/15	300,000	300,698
0.575% due 07/29/16	250,000	249,782
0.625% due 12/28/16	600,000	597,245
0.650% due 09/12/16	600,000	597,531
1.200% due 11/21/18	200,000	194,368
4.750% due 12/16/16	50,000	55,239
5.000% due 11/17/17	800,000	908,156
5.375% due 05/18/16	300,000	331,149
5.375% due 08/15/18	200,000	231,378
5.500% due 07/15/36	100,000	123,097
Financing Corp Strips 10.700% due 10/06/17	50,000	65,855
Freddie Mac
0.500% due 04/17/15	250,000	250,866
0.500% due 05/27/16	500,000	499,596
0.750% due 01/12/18	300,000	293,471
0.875% due 03/07/18	400,000	392,260
1.000% due 03/08/17	400,000	401,332
1.000% due 07/28/17	250,000	249,124
1.250% due 10/02/19	500,000	479,692
1.375% due 05/01/20	1,000,000	954,621
1.750% due 09/10/15	250,000	255,429
1.750% due 05/30/19	200,000	198,500
2.000% due 08/25/16	700,000	723,228
2.375% due 01/13/22	1,850,000	1,815,871
3.750% due 03/27/19	450,000	491,548
4.375% due 07/17/15	750,000	790,408
4.750% due 11/17/15	100,000	107,238
4.750% due 01/19/16	100,000	107,956
4.875% due 06/13/18	400,000	455,670
5.000% due 04/18/17	300,000	336,677
5.125% due 11/17/17	200,000	227,644
6.250% due 07/15/32	225,000	301,223
6.750% due 03/15/31	100,000	139,610
Tennessee Valley Authority
3.500% due 12/15/42	100,000	85,893
3.875% due 02/15/21	65,000	70,186
5.250% due 09/15/39	25,000	28,414
5.375% due 04/01/56	50,000	57,108
6.750% due 11/01/25	150,000	194,615
7.125% due 05/01/30	50,000	68,125

Total U.S. Government Agency Issues (Cost $25,328,263)		25,380,688

U.S. TREASURY OBLIGATIONS - 35.4%

U.S. Treasury Bonds - 4.8%

2.750% due 08/15/42	1,450,000	1,238,164
2.750% due 11/15/42	1,850,000	1,576,257
2.875% due 05/15/43	3,000,000	2,618,673
3.000% due 05/15/42	1,075,000	969,348

	Principal Amount	Value
3.125% due 11/15/41	$975,000	$903,855
3.125% due 02/15/42	900,000	833,203
3.125% due 02/15/43	1,825,000	1,679,856
3.500% due 02/15/39	300,000	300,984
3.625% due 08/15/43	1,525,000	1,543,825
3.750% due 08/15/41	1,300,000	1,354,640
3.750% due 11/15/43	1,000,000	1,035,469
3.875% due 08/15/40	600,000	639,563
4.250% due 05/15/39	450,000	509,485
4.250% due 11/15/40	750,000	849,609
4.375% due 02/15/38	150,000	172,910
4.375% due 11/15/39	525,000	606,047
4.375% due 05/15/40	1,025,000	1,183,715
4.375% due 05/15/41	775,000	895,973
4.500% due 02/15/36	1,750,000	2,054,062
4.500% due 05/15/38	200,000	234,828
4.500% due 08/15/39	700,000	823,375
4.625% due 02/15/40	625,000	749,316
4.750% due 02/15/41	500,000	611,797
5.000% due 05/15/37	50,000	62,797
5.250% due 11/15/28	300,000	375,141
5.375% due 02/15/31	1,100,000	1,406,797
5.500% due 08/15/28	200,000	255,766
6.125% due 11/15/27	250,000	336,621
6.125% due 08/15/29	50,000	68,160
6.250% due 08/15/23	500,000	652,910
6.250% due 05/15/30	1,550,000	2,150,746
6.375% due 08/15/27	145,000	198,967
6.500% due 11/15/26	100,000	137,734
6.625% due 02/15/27	100,000	139,367
6.750% due 08/15/26	100,000	140,063
6.875% due 08/15/25	350,000	488,906
7.250% due 05/15/16	250,000	285,683
7.250% due 08/15/22	200,000	272,969
7.500% due 11/15/16	500,000	588,203
7.500% due 11/15/24	100,000	144,203
7.625% due 11/15/22	500,000	700,332
7.625% due 02/15/25	150,000	219,035
8.000% due 11/15/21	150,000	209,291
8.125% due 08/15/19	200,000	265,125
8.125% due 08/15/21	200,000	279,375
8.750% due 05/15/17	200,000	247,984
8.750% due 05/15/20	100,000	139,055
8.750% due 08/15/20	50,000	69,994
8.875% due 02/15/19	250,000	335,254
9.125% due 05/15/18	100,000	131,270
9.250% due 02/15/16	100,000	116,598

		33,803,300

U.S. Treasury Notes - 30.6%

0.125% due 04/30/15	7,000,000	6,999,181
0.250% due 05/31/15	1,000,000	1,001,133
0.250% due 07/15/15	750,000	750,718
0.250% due 07/31/15	2,500,000	2,502,442
0.250% due 08/15/15	2,500,000	2,502,147
0.250% due 09/15/15	1,000,000	1,000,527
0.250% due 10/15/15	2,000,000	2,000,156
0.250% due 12/15/15	1,700,000	1,698,405
0.250% due 04/15/16	5,700,000	5,677,513
0.375% due 04/15/15	1,250,000	1,253,028
0.375% due 06/15/15	2,000,000	2,005,312
0.375% due 06/30/15	2,000,000	2,005,390
0.375% due 01/15/16	5,500,000	5,503,437
0.375% due 02/15/16	3,550,000	3,550,348
0.375% due 03/15/16	2,650,000	2,648,603
0.500% due 06/15/16	500,000	499,746
0.500% due 07/31/17	500,000	490,547
0.625% due 10/15/16	2,500,000	2,496,387
0.625% due 12/15/16	900,000	896,730
0.625% due 05/31/17	800,000	790,938

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
0.625% due 08/31/17	$4,000,000	$3,933,280
0.625% due 09/30/17	2,000,000	1,963,438
0.625% due 11/30/17	1,000,000	977,969
0.625% due 04/30/18	1,000,000	968,945
0.750% due 12/31/17	1,250,000	1,226,025
0.750% due 02/28/18	5,500,000	5,375,606
0.875% due 11/30/16	1,150,000	1,154,178
0.875% due 12/31/16	6,750,000	6,766,875
0.875% due 01/31/17	2,000,000	2,002,968
0.875% due 02/28/17	500,000	500,196
0.875% due 04/30/17	3,500,000	3,493,028
0.875% due 01/31/18	1,000,000	984,023
0.875% due 07/31/19	500,000	474,922
1.000% due 08/31/16	350,000	353,172
1.000% due 09/30/16	400,000	403,344
1.000% due 10/31/16	2,100,000	2,116,078
1.000% due 05/31/18	1,600,000	1,571,312
1.000% due 09/30/19	500,000	476,328
1.125% due 12/31/19	500,000	476,602
1.125% due 04/30/20	4,500,000	4,253,377
1.250% due 08/31/15	350,000	355,250
1.250% due 09/30/15	1,800,000	1,827,527
1.250% due 10/31/15	3,500,000	3,554,687
1.250% due 01/31/19	3,225,000	3,161,003
1.250% due 10/31/19	750,000	723,457
1.250% due 02/29/20	3,000,000	2,867,577
1.375% due 11/30/15	1,000,000	1,017,910
1.375% due 06/30/18	1,000,000	995,625
1.375% due 07/31/18	2,000,000	1,988,750
1.375% due 09/30/18	3,600,000	3,569,202
1.375% due 11/30/18	1,500,000	1,483,829
1.375% due 12/31/18	650,000	641,976
1.375% due 02/28/19	1,250,000	1,230,371
1.375% due 01/31/20	3,000,000	2,895,234
1.500% due 06/30/16	2,500,000	2,552,930
1.500% due 08/31/18	1,250,000	1,247,998
1.500% due 12/31/18	1,400,000	1,389,993
1.500% due 03/31/19	3,000,000	2,966,718
1.625% due 08/15/22	2,025,000	1,883,408
1.625% due 11/15/22	2,975,000	2,753,966
1.750% due 07/31/15	1,900,000	1,939,782
1.750% due 05/31/16	450,000	462,059
1.750% due 10/31/18	400,000	402,812
1.750% due 10/31/20	2,100,000	2,039,625
1.750% due 05/15/22	1,250,000	1,179,785
1.750% due 05/15/23	3,250,000	3,011,456
1.875% due 06/30/15	1,500,000	1,531,875
1.875% due 08/31/17	400,000	410,234
1.875% due 09/30/17	1,600,000	1,639,688
1.875% due 10/31/17	1,700,000	1,741,106
1.875% due 06/30/20	1,200,000	1,182,516
2.000% due 01/31/16	1,050,000	1,081,562
2.000% due 04/30/16	300,000	309,516
2.000% due 07/31/20	1,500,000	1,488,575
2.000% due 11/15/21	1,000,000	970,547
2.000% due 02/15/22	1,100,000	1,063,777
2.000% due 02/15/23	1,950,000	1,854,785
2.125% due 05/31/15	2,200,000	2,250,230
2.125% due 12/31/15	2,800,000	2,887,665
2.125% due 02/29/16	750,000	774,888
2.125% due 08/15/21	2,200,000	2,162,618
2.250% due 03/31/16	250,000	259,092
2.250% due 11/30/17	700,000	725,539
2.250% due 07/31/18	1,400,000	1,444,789
2.375% due 03/31/16	1,100,000	1,142,882
2.375% due 07/31/17	1,400,000	1,459,718
2.375% due 05/31/18	1,300,000	1,350,223
2.375% due 06/30/18	1,500,000	1,556,954
2.500% due 04/30/15	2,000,000	2,050,586
2.500% due 06/30/17	800,000	837,531

	Principal Amount	Value
2.500% due 08/15/23	$2,250,000	$2,218,361
2.625% due 02/29/16	100,000	104,273
2.625% due 04/30/16	500,000	522,442
2.625% due 01/31/18	1,000,000	1,050,039
2.625% due 04/30/18	750,000	786,914
2.625% due 08/15/20	1,800,000	1,851,820
2.625% due 11/15/20	1,000,000	1,026,133
2.750% due 11/30/16	500,000	526,485
2.750% due 05/31/17	900,000	949,570
2.750% due 12/31/17	1,000,000	1,054,922
2.750% due 02/28/18	1,100,000	1,159,984
2.750% due 02/15/19	1,350,000	1,418,028
2.750% due 11/15/23	2,500,000	2,511,720
2.750% due 02/15/24	2,000,000	2,004,844
2.875% due 03/31/18	1,000,000	1,059,297
3.000% due 08/31/16	400,000	422,938
3.000% due 09/30/16	1,500,000	1,587,539
3.000% due 02/28/17	1,200,000	1,273,828
3.125% due 10/31/16	200,000	212,461
3.125% due 01/31/17	950,000	1,011,454
3.125% due 04/30/17	250,000	266,533
3.125% due 05/15/19	810,000	864,422
3.125% due 05/15/21	1,750,000	1,843,858
3.250% due 06/30/16	250,000	265,186
3.250% due 07/31/16	250,000	265,586
3.250% due 12/31/16	350,000	373,461
3.250% due 03/31/17	150,000	160,477
3.375% due 11/15/19	1,750,000	1,887,881
3.500% due 02/15/18	900,000	974,567
3.500% due 05/15/20	650,000	704,412
3.625% due 08/15/19	675,000	737,332
3.625% due 02/15/20	750,000	818,731
3.625% due 02/15/21	1,000,000	1,088,125
3.750% due 11/15/18	2,475,000	2,714,669
3.875% due 05/15/18	1,200,000	1,320,047
4.000% due 08/15/18	1,050,000	1,162,629
4.125% due 05/15/15	1,050,000	1,096,615
4.250% due 08/15/15	4,450,000	4,697,442
4.250% due 11/15/17	900,000	997,594
4.500% due 11/15/15	1,500,000	1,602,422
4.500% due 02/15/16	800,000	861,969
4.500% due 05/15/17	1,000,000	1,108,711
4.625% due 11/15/16	100,000	110,180
4.625% due 02/15/17	300,000	332,273
4.875% due 08/15/16	200,000	220,195
5.125% due 05/15/16	3,100,000	3,404,187

		218,696,736

Total U.S. Treasury Obligations (Cost $252,948,596)		252,500,036

FOREIGN GOVERNMENT BONDS & NOTES - 2.1%

Brazilian Government (Brazil)
2.625% due 01/05/23	250,000	221,875
4.250% due 01/07/25	200,000	193,750
5.625% due 01/07/41	25,000	25,450
7.125% due 01/20/37	200,000	240,750
8.000% due 01/15/18	111,111	124,306
8.250% due 01/20/34	100,000	133,000
8.750% due 02/04/25	81,000	109,148
8.875% due 10/14/19	100,000	129,000
10.125% due 05/15/27	52,000	79,040
Canada Government (Canada)
0.875% due 02/14/17	100,000	100,032
1.625% due 02/27/19	150,000	149,230
Chile Government (Chile) 2.250% due 10/30/22	150,000	138,000
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	105,814

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Colombia Government (Colombia)
2.625% due 03/15/23	$200,000	$180,500
4.375% due 07/12/21	100,000	104,250
6.125% due 01/18/41	100,000	112,750
7.375% due 01/27/17	400,000	463,400
7.375% due 03/18/19	100,000	120,750
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	122,685
0.875% due 01/30/17	100,000	99,936
1.250% due 10/26/16	100,000	101,216
Hydro-Quebec (Canada)
2.000% due 06/30/16	100,000	102,816
8.400% due 01/15/22	100,000	131,516
Israel Government (Israel)
4.500% due 01/30/43	200,000	186,280
5.125% due 03/26/19	100,000	113,520
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	29,815
Italy Government (Italy)
5.250% due 09/20/16	450,000	488,268
5.375% due 06/15/33	100,000	110,633
6.875% due 09/27/23	150,000	183,405
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	199,785
1.875% due 09/24/15	100,000	102,068
2.125% due 02/07/19	200,000	201,408
3.375% due 07/31/23	200,000	202,462
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	111,533
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	91,350
3.625% due 03/15/22	296,000	297,036
4.000% due 10/02/23	150,000	151,687
4.750% due 03/08/44	264,000	252,120
5.550% due 01/21/45	100,000	106,500
5.625% due 01/15/17	100,000	111,500
5.750% due 10/12/10	34,000	33,575
5.950% due 03/19/19	250,000	291,250
6.750% due 09/27/34	225,000	275,625
Panama Government (Panama)
5.200% due 01/30/20	25,000	27,800
6.700% due 01/26/36	100,000	118,000
8.875% due 09/30/27	100,000	139,000
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	242,250
8.750% due 11/21/33	100,000	146,500
Philippine Government (Philippines)
4.000% due 01/15/21	325,000	342,469
5.000% due 01/13/37	200,000	218,750
6.375% due 10/23/34	450,000	560,250
7.750% due 01/14/31	200,000	274,250
Poland Government (Poland)
3.000% due 03/17/23	150,000	140,625
4.000% due 01/22/24	150,000	151,537
6.375% due 07/15/19	200,000	235,150
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	100,487
2.000% due 10/23/22	100,000	93,115
2.650% due 09/22/21	100,000	100,033
Province of Manitoba (Canada)
1.750% due 05/30/19	100,000	98,538
2.625% due 07/15/15	100,000	102,961
Province of Nova Scotia (Canada) 2.375% due 07/21/15	100,000	102,453
Province of Ontario (Canada)
0.950% due 05/26/15	100,000	100,767
1.000% due 07/22/16	400,000	402,349
1.100% due 10/25/17	250,000	247,586

	Principal Amount	Value
1.200% due 02/14/18	$125,000	$123,376
2.000% due 09/27/18	125,000	125,958
2.300% due 05/10/16	100,000	103,518
2.700% due 06/16/15	125,000	128,584
4.000% due 10/07/19	150,000	163,456
4.400% due 04/14/20	250,000	276,590
5.450% due 04/27/16	100,000	109,982
Province of Quebec (Canada)
2.625% due 02/13/23	50,000	47,433
2.750% due 08/25/21	100,000	98,359
3.500% due 07/29/20	100,000	105,296
5.125% due 11/14/16	100,000	110,971
7.500% due 07/15/23	100,000	130,744
7.500% due 09/15/29	75,000	104,101
Republic of Korea (South Korea) 7.125% due 04/16/19	100,000	123,000
South Africa Government (South Africa)
4.665% due 01/17/24	100,000	99,500
6.250% due 03/08/41	200,000	220,250
6.875% due 05/27/19	100,000	115,750
Turkey Government (Turkey)
4.875% due 04/16/43	200,000	171,000
5.750% due 03/22/24	200,000	207,900
6.625% due 02/17/45	200,000	211,750
6.750% due 04/03/18	350,000	386,575
6.875% due 03/17/36	200,000	217,550
7.000% due 06/05/20	100,000	112,660
7.250% due 03/05/38	200,000	227,000
7.375% due 02/05/25	400,000	459,800
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	117,284

Total Foreign Government Bonds & Notes (Cost $15,241,213)		15,072,291

MUNICIPAL BONDS - 0.8%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	29,250
8.084% due 02/15/50	300,000	430,335
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	32,245
7.043% due 04/01/50	50,000	67,483
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	28,517
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	118,353
City of Houston TX Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	202,660
City of New York NY 5.517% due 10/01/37	40,000	45,008
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	117,428
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	29,935
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	109,026
5.456% due 12/01/39	25,000	28,660
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	164,709
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	57,593
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	113,335

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	$25,000	$29,240
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	129,454
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	29,007
6.668% due 11/15/39	55,000	69,761
Municipal Electric Authority GA
6.637% due 04/01/57	25,000	28,339
6.655% due 04/01/57	100,000	111,235
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	159,374
New Jersey State Turnpike Authority 7.102% due 01/01/41	100,000	135,978
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	166,518
New York City Transitional Finance Authority 5.572% due 11/01/38	30,000	35,123
New York City Water & Sewer System
5.952% due 06/15/42	50,000	61,461
6.011% due 06/15/42	10,000	12,378
New York State Dormitory Authority 5.500% due 03/15/30	240,000	276,970
New York State Urban Development Corp 5.770% due 03/15/39	25,000	29,109
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	130,919
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	29,636
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	83,458
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	52,872
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	93,759
5.647% due 11/01/40	150,000	172,717
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	61,353
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	99,517
State of California
5.750% due 03/01/17	50,000	56,350
6.200% due 10/01/19	25,000	29,621

	Principal Amount	Value
7.300% due 10/01/39	$100,000	$133,927
7.500% due 04/01/34	50,000	67,490
7.550% due 04/01/39	150,000	208,572
7.600% due 11/01/40	270,000	380,238
7.625% due 03/01/40	40,000	55,875
State of Connecticut 5.090% due 10/01/30	50,000	53,122
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	55,566
State of Illinois
5.100% due 06/01/33	250,000	246,982
5.665% due 03/01/18	200,000	222,022
6.725% due 04/01/35	100,000	111,393
State of Texas 5.517% due 04/01/39	100,000	119,021
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,499
State of Washington ‘D’ 5.481% due 08/01/39	25,000	28,859
Texas State Transportation Commission 5.178% due 04/01/30	25,000	28,587
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	324,564
University of California 4.858% due 05/15/12	100,000	94,564

Total Municipal Bonds (Cost $5,551,004)		5,805,967

	Shares

SHORT-TERM INVESTMENT - 5.4%

Money Market Fund - 5.4%

Federated Prime Obligations Fund	38,339,581	38,339,581

Total Short-Term Investment (Cost $38,339,581)		38,339,581

TOTAL INVESTMENTS - 104.1% (Cost $742,079,657)		743,475,085

OTHER ASSETS & LIABILITIES, NET - (4.1%)		(29,581,342)

NET ASSETS - 100.0%		$713,893,743

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$183,975,950	$-	$183,975,950	$-
	Mortgage-Backed Securities	219,265,580	-	219,265,580	-
	Asset-Backed Securities	3,134,992	-	3,134,992	-
	U.S. Government Agency Issues	25,380,688	-	25,380,688	-
	U.S. Treasury Obligations	252,500,036	-	252,500,036	-
	Foreign Government Bonds & Notes	15,072,291	-	15,072,291	-
	Municipal Bonds	5,805,967	-	5,805,967	-
	Short-Term Investment	38,339,581	38,339,581	-	-

	Total	$743,475,085	$38,339,581	$705,135,504	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.4%

Consumer Discretionary - 20.0%

Affinion Group Inc 7.875% due 12/15/18	$100,000	$94,000
Allbritton Communications Co 8.000% due 05/15/18	25,000	26,250
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	54,063
Altegrity Inc 10.500% due 11/01/15 ~	50,000	46,313
AMC Entertainment Inc
5.875% due 02/15/22 ~	100,000	102,000
9.750% due 12/01/20	50,000	57,875
AMC Networks Inc
4.750% due 12/15/22	68,000	68,000
7.750% due 07/15/21	100,000	113,250
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	217,750
ARAMARK Corp 5.750% due 03/15/20	114,000	120,982
Armored Autogroup Inc 9.250% due 11/01/18	25,000	26,344
AutoNation Inc 5.500% due 02/01/20	50,000	54,500
Beazer Homes USA Inc
8.125% due 06/15/16	150,000	167,250
9.125% due 05/15/19	50,000	54,125
Best Buy Co Inc
5.000% due 08/01/18	48,000	49,980
5.500% due 03/15/21	100,000	100,750
Boyd Gaming Corp 9.125% due 12/01/18	100,000	108,900
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	103,750
6.500% due 12/15/20 ~	140,000	149,800
Burger King Corp 9.875% due 10/15/18	150,000	164,437
Burlington Coat Factory Warehouse Corp 10.000% due 02/15/19	100,000	112,125
Cablevision Systems Corp
5.875% due 09/15/22	100,000	102,500
7.750% due 04/15/18	100,000	114,625
8.000% due 04/15/20	100,000	117,125
Caesars Entertainment Operating Co Inc
5.625% due 06/01/15	100,000	98,500
6.500% due 06/01/16	100,000	86,500
8.500% due 02/15/20	100,000	89,000
9.000% due 02/15/20	350,000	315,875
10.000% due 12/15/18	450,000	203,375
10.750% due 02/01/16	50,000	42,250
11.250% due 06/01/17	200,000	193,000
12.750% due 04/15/18	150,000	77,250
Caesars Entertainment Resort Properties LLC 11.000% due 10/01/21 ~	100,000	105,500
Carlson Wagonlit BV (Netherlands) 6.875% due 06/15/19 ~	200,000	214,500
Carrols Restaurant Group Inc 11.250% due 05/15/18	100,000	115,625
CCO Holdings LLC
5.125% due 02/15/23	125,000	120,937
5.250% due 03/15/21	250,000	253,125
5.250% due 09/30/22	100,000	99,125
5.750% due 09/01/23	200,000	199,500
5.750% due 01/15/24	100,000	99,500
6.500% due 04/30/21	100,000	106,375
7.000% due 01/15/19	200,000	212,000
7.375% due 06/01/20	50,000	54,813
8.125% due 04/30/20	106,000	116,335

	Principal Amount	Value
Cedar Fair LP 5.250% due 03/15/21	$150,000	$152,625
Centex Corp 6.500% due 05/01/16	50,000	55,250
Century Intermediate Holding Co 9.750% PIK due 02/15/19 ~	100,000	105,875
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	144,000	143,280
6.375% due 09/15/20 ~	117,000	122,850
CHC Helicopter SA (Luxembourg)
9.250% due 10/15/20	90,000	98,213
9.375% due 06/01/21	100,000	106,500
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	221,000	228,735
Choice Hotels International Inc 5.750% due 07/01/22	50,000	53,250
Chrysler Group LLC
8.000% due 06/15/19 ~	200,000	220,000
8.250% due 06/15/21 ~	200,000	227,250
8.250% due 06/15/21	340,000	386,325
Cinemark USA Inc 4.875% due 06/01/23	125,000	120,781
Claire’s Stores Inc
8.875% due 03/15/19	50,000	46,750
9.000% due 03/15/19 ~	150,000	156,562
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	96,000
9.000% due 12/15/19	200,000	211,000
9.000% due 03/01/21	150,000	157,312
11.250% due 03/01/21	100,000	111,750
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	257,000	275,309
7.625% due 03/15/20	200,000	217,000
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	26,250
CST Brands Inc 5.000% due 05/01/23	150,000	148,125
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	107,000
Dana Holding Corp
5.375% due 09/15/21	150,000	156,750
6.500% due 02/15/19	50,000	53,625
DineEquity Inc 9.500% due 10/30/18	50,000	54,750
DISH DBS Corp
4.250% due 04/01/18	167,000	174,724
4.625% due 07/15/17	150,000	160,125
5.000% due 03/15/23	239,000	241,390
5.125% due 05/01/20	250,000	261,250
5.875% due 07/15/22	200,000	214,000
6.750% due 06/01/21	150,000	168,375
7.125% due 02/01/16	200,000	219,000
DR Horton Inc
3.750% due 03/01/19	110,000	110,550
4.375% due 09/15/22	100,000	98,500
4.750% due 02/15/23	100,000	99,875
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	10,550
Euramax International Inc 9.500% due 04/01/16	100,000	101,500
Gannett Co Inc
5.125% due 07/15/20 ~	88,000	90,860
6.375% due 09/01/15	50,000	53,250
6.375% due 10/15/23 ~	150,000	159,562
General Motors Co
3.500% due 10/02/18 ~	108,000	110,565
4.875% due 10/02/23 ~	183,000	188,490
6.250% due 10/02/43 ~	197,000	214,237
GLP Capital LP
4.375% due 11/01/18 ~	111,000	114,191
4.875% due 11/01/20 ~	122,000	125,507
5.375% due 11/01/23 ~	26,000	26,845

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Gray Television Inc 7.500% due 10/01/20	$100,000	$109,000
Griffey Intermediate Inc 7.000% due 10/15/20 ~	100,000	87,750
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	54,794
Hanesbrands Inc 6.375% due 12/15/20	150,000	164,625
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	163,000	170,641
Icahn Enterprises LP
3.500% due 03/15/17 ~	100,000	101,250
4.875% due 03/15/19 ~	100,000	102,000
5.875% due 02/01/22 ~	178,000	181,115
6.000% due 08/01/20 ~	200,000	213,000
6.000% due 08/01/20	90,000	96,750
Interactive Data Corp 10.250% due 08/01/18	60,000	65,175
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	53,938
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	205,750
Jarden Corp 7.500% due 05/01/17	75,000	86,719
JC Penney Corp Inc
5.650% due 06/01/20	150,000	124,125
6.375% due 10/15/36	51,000	39,270
7.400% due 04/01/37	63,000	49,298
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	52,125
Jones Group Inc 6.125% due 11/15/34	100,000	76,750
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	112,750
KB Home
6.250% due 06/15/15	13,000	13,748
7.000% due 12/15/21	100,000	107,875
8.000% due 03/15/20	100,000	114,000
L Brands Inc
5.625% due 02/15/22	50,000	53,063
5.625% due 10/15/23	100,000	104,250
6.625% due 04/01/21	150,000	169,312
6.900% due 07/15/17	50,000	57,438
7.600% due 07/15/37	250,000	267,500
8.500% due 06/15/19	100,000	121,500
Lamar Media Corp
5.000% due 05/01/23	100,000	100,500
5.375% due 01/15/24 ~	45,000	46,350
7.875% due 04/15/18	130,000	135,687
Landry’s Inc 9.375% due 05/01/20 ~	217,000	240,056
Laureate Education Inc 9.250% due 09/01/19 ~	113,000	120,910
Lear Corp 4.750% due 01/15/23 ~	100,000	98,000
Lennar Corp
4.500% due 06/15/19	140,000	142,800
4.750% due 12/15/17	100,000	106,500
4.750% due 11/15/22	100,000	97,750
5.600% due 05/31/15	100,000	104,750
Levi Strauss & Co 7.625% due 05/15/20	100,000	109,125
Libbey Glass Inc 6.875% due 05/15/20	90,000	98,437
Liberty Interactive LLC 8.250% due 02/01/30	100,000	108,000
LIN Television Corp 8.375% due 04/15/18	50,000	53,125

	Principal Amount	Value
LKQ Corp 4.750% due 05/15/23 ~	$100,000	$95,000
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21 ~	100,000	114,000
MDC Partners Inc (Canada) 6.750% due 04/01/20 ~	77,000	81,428
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	106,500
Mediacom LLC 9.125% due 08/15/19	50,000	53,750
MGM Resorts International
6.625% due 12/15/21	119,000	131,049
6.750% due 10/01/20	100,000	111,125
6.875% due 04/01/16	250,000	274,375
7.625% due 01/15/17	100,000	114,625
7.750% due 03/15/22	100,000	116,500
8.625% due 02/01/19	150,000	180,375
10.000% due 11/01/16	150,000	179,812
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	156,000	161,460
Michaels Stores Inc 7.750% due 11/01/18	100,000	107,375
Mohegan Tribal Gaming Authority 9.750% due 09/01/21	80,000	89,600
Nara Cable Funding Ltd (Ireland) 8.875% due 12/01/18 ~	200,000	218,750
National CineMedia LLC 6.000% due 04/15/22	100,000	106,000
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	127,000	140,176
8.750% PIK due 10/15/21 ~	114,000	126,540
Netflix Inc 5.375% due 02/01/21	99,000	104,445
New Academy Finance Co LLC 8.000% PIK due 06/15/18 ~	100,000	102,875
Nexstar Broadcasting Inc 6.875% due 11/15/20	154,000	166,320
Nord Anglia Education UK Holdings PLC (United Kingdom) 10.250% due 04/01/17 ~	200,000	224,000
Party City Holdings Inc 8.875% due 08/01/20	125,000	139,844
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	105,000
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	53,875
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	100,000	102,127
Pinnacle Entertainment Inc
7.500% due 04/15/21	70,000	76,125
7.750% due 04/01/22	100,000	108,250
Pittsburgh Glass Works LLC 8.000% due 11/15/18 ~	141,000	154,042
PNK Finance Corp 6.375% due 08/01/21 ~	113,000	118,085
ProQuest LLC 9.000% due 10/15/18 ~	50,000	53,000
PulteGroup Inc 6.000% due 02/15/35	100,000	93,750
PVH Corp 4.500% due 12/15/22	56,000	55,580
Quebecor Media Inc (Canada)
5.750% due 01/15/23	100,000	100,750
7.750% due 03/15/16	54,000	54,270
Regal Entertainment Group
5.750% due 03/15/22	54,000	55,755
5.750% due 02/01/25	100,000	98,250
Rent-A-Center Inc 6.625% due 11/15/20	100,000	103,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Royal Caribbean Cruises Ltd (Liberia)
5.250% due 11/15/22	$144,000	$148,320
7.250% due 06/15/16	50,000	56,250
RSI Home Products Inc 6.875% due 03/01/18 ~	96,000	103,440
Sabre GLBL Inc 8.500% due 05/15/19 ~	100,000	110,875
Sabre Holdings Corp 8.350% due 03/15/16	50,000	55,938
Sally Holdings LLC
5.750% due 06/01/22	50,000	53,125
6.875% due 11/15/19	100,000	110,000
Scientific Games Corp 8.125% due 09/15/18	100,000	107,000
Sears Holdings Corp 6.625% due 10/15/18	100,000	91,500
Seneca Gaming Corp 8.250% due 12/01/18 ~	100,000	107,500
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	110,375
Service Corp International 4.500% due 11/15/20	200,000	196,000
ServiceMaster Co
7.000% due 08/15/20	78,000	82,973
8.000% due 02/15/20	100,000	109,000
Shea Homes LP 8.625% due 05/15/19	100,000	110,750
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	99,750
6.125% due 10/01/22	100,000	101,750
Sirius XM Holdings Inc
4.250% due 05/15/20 ~	80,000	78,400
4.625% due 05/15/23 ~	80,000	75,600
5.250% due 08/15/22 ~	100,000	103,500
5.750% due 08/01/21 ~	100,000	104,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	74,740
Sonic Automotive Inc 5.000% due 05/15/23	100,000	98,625
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	110,500
Standard Pacific Corp 8.375% due 05/15/18	150,000	178,125
Starz LLC 5.000% due 09/15/19	100,000	103,750
Station Casinos LLC 7.500% due 03/01/21	150,000	162,937
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	101,500
7.750% due 04/15/20 ~	36,000	39,870
Tenneco Inc 6.875% due 12/15/20	100,000	110,250
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	54,000	59,130
7.000% due 05/15/22	100,000	111,500
8.250% due 08/15/20	100,000	111,875
The Gymboree Corp 9.125% due 12/01/18	50,000	42,563
The McClatchy Co 9.000% due 12/15/22	196,000	229,075
The Ryland Group Inc 6.625% due 05/01/20	100,000	109,250
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	96,750
5.875% due 02/15/22	100,000	107,500
8.910% due 10/15/17	100,000	121,500
Toys R Us Inc
7.375% due 09/01/16 ~	100,000	93,250
10.375% due 08/15/17	100,000	84,000
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	25,594

	Principal Amount	Value
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	$200,000	$205,000
Univision Communications Inc
5.125% due 05/15/23 ~	100,000	102,750
6.750% due 09/15/22 ~	90,000	100,012
6.875% due 05/15/19 ~	150,000	161,625
7.875% due 11/01/20 ~	100,000	111,000
8.500% due 05/15/21 ~	50,000	55,625
Videotron Ltd (Canada)
5.000% due 07/15/22	200,000	201,500
5.375% due 06/15/24 ~	100,000	100,750
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	200,000	213,000
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	300,000	311,250
Visant Corp 10.000% due 10/01/17	120,000	120,150
Visteon Corp 6.750% due 04/15/19	80,000	84,300
VWR Funding Inc 7.250% due 09/15/17	150,000	162,000
WideOpenWest Finance LLC 10.250% due 07/15/19	82,000	93,480
WMG Acquisition Corp
6.000% due 01/15/21 ~	100,000	104,750
6.750% due 04/15/22 ~	150,000	151,500
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	96,750
5.375% due 03/15/22	100,000	104,875
7.750% due 08/15/20	180,000	201,150

		28,178,573

Consumer Staples - 4.3%

Alliance One International Inc 9.875% due 07/15/21	300,000	308,250
B&G Foods Inc 4.625% due 06/01/21	113,000	112,011
BI-LO LLC 8.625% PIK due 09/15/18 ~	250,000	260,312
Big Heart Pet Brands 7.625% due 02/15/19	69,000	71,976
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	22,000	24,090
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	80,000	83,800
Central Garden & Pet Co 8.250% due 03/01/18	50,000	51,813
Chiquita Brands International Inc 7.875% due 02/01/21	98,000	109,760
Constellation Brands Inc
3.750% due 05/01/21	64,000	62,720
4.250% due 05/01/23	125,000	122,500
6.000% due 05/01/22	100,000	111,250
7.250% due 05/15/17	100,000	116,500
Darling International Inc 5.375% due 01/15/22 ~	53,000	54,524
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	141,737
Harbinger Group Inc 7.875% due 07/15/19	120,000	132,300
Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	455,000	448,744
Ingles Markets Inc 5.750% due 06/15/23	100,000	100,500
Innovation Ventures LLC 9.500% due 08/15/19 ~	100,000	95,250
JBS USA LLC 8.250% due 02/01/20 ~	150,000	165,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Michael Foods Group Inc 9.750% due 07/15/18	$50,000	$53,625
NBTY Inc 9.000% due 10/01/18	100,000	108,000
New Albertsons Inc
7.450% due 08/01/29	200,000	162,000
7.750% due 06/15/26	100,000	82,500
Pilgrim’s Pride Corp 7.875% due 12/15/18	100,000	108,000
Post Holdings Inc
6.750% due 12/01/21 ~	120,000	127,350
7.375% due 02/15/22	150,000	162,000
Revlon Consumer Products Corp 5.750% due 02/15/21	100,000	101,000
Reynolds Group Issuer Inc
5.750% due 10/15/20	335,000	352,587
6.875% due 02/15/21	150,000	162,750
7.875% due 08/15/19	200,000	221,250
8.250% due 02/15/21	100,000	109,625
8.500% due 05/15/18	100,000	105,000
9.000% due 04/15/19	100,000	107,500
9.875% due 08/15/19	200,000	224,500
Rite Aid Corp
6.750% due 06/15/21	100,000	108,750
8.000% due 08/15/20	50,000	55,750
9.250% due 03/15/20	100,000	114,375
Smithfield Foods Inc
5.250% due 08/01/18 ~	59,000	61,434
6.625% due 08/15/22	100,000	108,500
7.750% due 07/01/17	50,000	58,250
Spectrum Brands Inc
6.375% due 11/15/20	100,000	108,750
6.625% due 11/15/22	100,000	109,375
Stater Bros Holdings Inc 7.375% due 11/15/18	50,000	53,000
SUPERVALU Inc 8.000% due 05/01/16	100,000	110,750
The Pantry Inc 8.375% due 08/01/20	100,000	108,500
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	85,500
Tops Holding Corp 8.875% due 12/15/17	100,000	109,750
US Foods Inc 8.500% due 06/30/19	50,000	54,163
Wells Enterprises Inc 6.750% due 02/01/20 ~	80,000	83,000

		6,090,571

Energy - 14.6%

Access Midstream Partners LP
4.875% due 05/15/23	110,000	111,375
4.875% due 03/15/24	100,000	99,875
5.875% due 04/15/21	67,000	71,690
6.125% due 07/15/22	100,000	108,125
Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	77,250
6.250% due 06/01/21	100,000	75,750
Antero Resources Finance Corp
5.375% due 11/01/21 ~	75,000	76,172
6.000% due 12/01/20	79,000	84,431
7.250% due 08/01/19	49,000	52,430
Arch Coal Inc
7.000% due 06/15/19	250,000	194,375
7.250% due 06/15/21	150,000	114,000
8.000% due 01/15/19 ~	64,000	64,160
Atlas Pipeline Partners LP
5.875% due 08/01/23	95,000	94,287
6.625% due 10/01/20	100,000	107,000

	Principal Amount	Value
Atwood Oceanics Inc 6.500% due 02/01/20	$100,000	$108,000
Basic Energy Services Inc 7.750% due 10/15/22	100,000	109,000
Berry Petroleum Co LLC
6.375% due 09/15/22	90,000	93,600
6.750% due 11/01/20	50,000	53,000
Bill Barrett Corp 7.625% due 10/01/19	100,000	108,875
Bonanza Creek Energy Inc 6.750% due 04/15/21	200,000	214,500
BreitBurn Energy Partners LP 7.875% due 04/15/22	234,000	254,475
Bristow Group Inc 6.250% due 10/15/22	100,000	106,375
Calfrac Holdings LP 7.500% due 12/01/20 ~	120,000	126,600
Calumet Specialty Products Partners LP
6.500% due 04/15/21 ~	90,000	90,900
9.375% due 05/01/19	100,000	114,000
Carrizo Oil & Gas Inc 8.625% due 10/15/18	100,000	107,750
CGG SA (France)
6.500% due 06/01/21	200,000	204,000
9.500% due 05/15/16	100,000	103,500
Chaparral Energy Inc 9.875% due 10/01/20	100,000	114,250
Chesapeake Energy Corp
3.250% due 03/15/16	100,000	101,250
5.375% due 06/15/21	75,000	79,312
5.750% due 03/15/23	100,000	106,375
6.125% due 02/15/21	200,000	219,000
6.500% due 08/15/17	150,000	169,125
6.625% due 08/15/20	100,000	112,750
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19	100,000	104,250
Cimarex Energy Co 5.875% due 05/01/22	100,000	109,000
Clayton Williams Energy Inc 7.750% due 04/01/19	100,000	106,750
Comstock Resources Inc 7.750% due 04/01/19	100,000	107,000
Concho Resources Inc
5.500% due 04/01/23	220,000	229,900
6.500% due 01/15/22	100,000	109,500
7.000% due 01/15/21	30,000	33,225
Connacher Oil & Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	80,500
CONSOL Energy Inc
8.000% due 04/01/17	285,000	297,825
8.250% due 04/01/20	75,000	81,844
Crestwood Midstream Partners LP
6.000% due 12/15/20	27,000	28,418
6.125% due 03/01/22 ~	207,000	217,350
CVR Refining LLC 6.500% due 11/01/22	100,000	105,750
Denbury Resources Inc
4.625% due 07/15/23	52,000	48,620
6.375% due 08/15/21	100,000	107,250
8.250% due 02/15/20	110,000	120,175
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	56,000	58,660
Eagle Rock Energy Partners LP 8.375% due 06/01/19	100,000	109,000
El Paso LLC
6.500% due 09/15/20	100,000	110,267
7.750% due 01/15/32	150,000	161,179
Enbridge Energy Partners LP 8.050% due 10/01/37 §	50,000	56,413
Endeavour International Corp 12.000% due 03/01/18	100,000	98,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Energy Transfer Equity LP 7.500% due 10/15/20	$145,000	$166,569
Energy XXI Gulf Coast Inc
7.500% due 12/15/21 ~	140,000	147,350
9.250% due 12/15/17	100,000	109,250
EP Energy LLC
6.875% due 05/01/19	100,000	108,500
9.375% due 05/01/20	250,000	290,312
EXCO Resources Inc 7.500% due 09/15/18	35,000	35,350
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	157,031
Exterran Holdings Inc 7.250% due 12/01/18	50,000	53,063
Foresight Energy LLC 7.875% due 08/15/21 ~	83,000	87,357
Forest Oil Corp 7.500% due 09/15/20	100,000	88,000
Genesis Energy LP 5.750% due 02/15/21	100,000	104,000
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	67,000	72,193
Halcon Resources Corp
8.875% due 05/15/21	66,000	68,805
9.250% due 02/15/22 ~	200,000	209,500
9.750% due 07/15/20	95,000	102,837
Harvest Operations Corp (Canada) 6.875% due 10/01/17	50,000	54,250
Hercules Offshore Inc 8.750% due 07/15/21 ~	150,000	163,500
Hiland Partners LP 7.250% due 10/01/20 ~	195,000	213,037
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	110,000
Holly Energy Partners LP 6.500% due 03/01/20	100,000	106,750
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	98,750
Jones Energy Holdings LLC 6.750% due 04/01/22 ~	40,000	40,800
Key Energy Services Inc 6.750% due 03/01/21	100,000	105,625
Kinder Morgan Finance Co LLC
5.700% due 01/05/16	150,000	160,500
6.000% due 01/15/18 ~	50,000	54,375
Kinder Morgan Inc
5.000% due 02/15/21 ~	71,000	71,463
5.625% due 11/15/23 ~	94,000	93,449
Kodiak Oil & Gas Corp (Canada) 8.125% due 12/01/19	100,000	111,375
Laredo Petroleum Inc
7.375% due 05/01/22	100,000	111,500
9.500% due 02/15/19	50,000	55,438
Lightstream Resources Ltd (Canada) 8.625% due 02/01/20 ~	100,000	100,500
Linn Energy LLC
6.500% due 05/15/19	100,000	104,750
7.250% due 11/01/19 ~	300,000	314,250
8.625% due 04/15/20	175,000	190,969
Magnum Hunter Resources Corp 9.750% due 05/15/20	100,000	111,250
MarkWest Energy Partners LP
4.500% due 07/15/23	195,000	188,662
6.250% due 06/15/22	65,000	70,525
6.500% due 08/15/21	97,000	105,245
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	105,375
MEG Energy Corp (Canada)
6.500% due 03/15/21 ~	100,000	105,750
7.000% due 03/31/24 ~	150,000	159,000

	Principal Amount	Value
Midstates Petroleum Co Inc
9.250% due 06/01/21	$90,000	$94,500
10.750% due 10/01/20	59,000	65,490
Milagro Oil & Gas Inc 10.500% due 05/15/16 Y	50,000	39,500
Murphy Oil USA Inc 6.000% due 08/15/23 ~	37,000	38,388
Newfield Exploration Co
5.625% due 07/01/24	56,000	58,380
5.750% due 01/30/22	100,000	106,750
6.875% due 02/01/20	200,000	214,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	98,750
9.625% due 06/01/19 ~	150,000	160,875
Niska Gas Storage Canada ULC (Canada) 6.500% due 04/01/19 ~	100,000	98,875
Northern Oil & Gas Inc 8.000% due 06/01/20	60,000	64,050
NuStar Logistics LP
4.750% due 02/01/22	100,000	95,875
6.750% due 02/01/21	100,000	108,625
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	108,000
6.875% due 03/15/22 ~	144,000	156,600
Ocean Rig UDW Inc 7.250% due 04/01/19 ~	200,000	200,250
Offshore Group Investment Ltd (Cayman)
7.125% due 04/01/23	90,000	92,025
7.500% due 11/01/19	110,000	117,700
Oil States International Inc 6.500% due 06/01/19	100,000	105,500
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	113,000	112,717
Pacific Drilling V Ltd (United Kingdom) 7.250% due 12/01/17 ~	100,000	108,500
Parker Drilling Co 6.750% due 07/15/22 ~	200,000	207,000
PBF Holding Co LLC 8.250% due 02/15/20	130,000	141,700
Peabody Energy Corp
6.000% due 11/15/18	100,000	105,375
6.250% due 11/15/21	250,000	251,875
7.375% due 11/01/16	100,000	112,500
Penn Virginia Corp 7.250% due 04/15/19	100,000	106,750
PHI Inc 5.250% due 03/15/19 ~	120,000	121,500
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	107,500
PVR Partners LP 8.375% due 06/01/20	79,000	89,072
QEP Resources Inc
5.250% due 05/01/23	109,000	109,000
5.375% due 10/01/22	100,000	101,000
6.875% due 03/01/21	50,000	55,250
Quicksilver Resources Inc 11.000% due 07/01/21 ~	150,000	161,625
Range Resources Corp
5.000% due 08/15/22	100,000	102,500
5.000% due 03/15/23	160,000	162,800
6.750% due 08/01/20	50,000	54,250
Regency Energy Partners LP
4.500% due 11/01/23	100,000	93,500
5.500% due 04/15/23	100,000	101,250
5.875% due 03/01/22	105,000	109,200
6.875% due 12/01/18	100,000	106,875
Rockies Express Pipeline LLC
3.900% due 04/15/15 ~	50,000	50,500
5.625% due 04/15/20 ~	100,000	98,500
6.000% due 01/15/19 ~	180,000	182,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Rosetta Resources Inc
5.625% due 05/01/21	$129,000	$132,547
5.875% due 06/01/22	50,000	51,188
9.500% due 04/15/18	25,000	26,297
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	200,000	207,250
5.625% due 04/15/23	100,000	99,875
6.250% due 03/15/22 ~	100,000	104,375
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	222,000
Samson Investment Co 10.750% due 02/15/20 ~	235,000	257,325
Sanchez Energy Corp 7.750% due 06/15/21 ~	63,000	67,568
SandRidge Energy Inc
7.500% due 02/15/23	100,000	106,500
8.125% due 10/15/22	100,000	109,500
8.750% due 01/15/20	150,000	162,375
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	100,000	104,750
SESI LLC
6.375% due 05/01/19	100,000	107,000
7.125% due 12/15/21	50,000	56,000
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	50,000	55,000
SM Energy Co
5.000% due 01/15/24 ~	100,000	97,750
6.500% due 01/01/23	100,000	107,250
Stone Energy Corp 7.500% due 11/15/22	200,000	217,500
Swift Energy Co 7.125% due 06/01/17	50,000	50,625
Targa Resources Partners LP
4.250% due 11/15/23 ~	100,000	93,250
5.250% due 05/01/23	77,000	76,615
7.875% due 10/15/18	100,000	107,500
Teekay Corp 8.500% due 01/15/20	25,000	28,563
Tervita Corp (Canada)
8.000% due 11/15/18 ~	33,000	33,495
10.875% due 02/15/18 ~	200,000	201,750
Tesoro Corp
5.375% due 10/01/22	100,000	103,375
9.750% due 06/01/19	100,000	106,445
Tesoro Logistics LP 6.125% due 10/15/21	70,000	74,550
Ultra Petroleum Corp (Canada) 5.750% due 12/15/18 ~	43,000	45,258
Unit Corp 6.625% due 05/15/21	100,000	106,500
Vanguard Natural Resources LLC 7.875% due 04/01/20	100,000	108,250
W&T Offshore Inc 8.500% due 06/15/19	100,000	108,500
Westmoreland Escrow Corp 10.750% due 02/01/18 ~	160,000	175,200
Whiting Petroleum Corp
5.000% due 03/15/19	113,000	120,062
5.750% due 03/15/21	80,000	86,200
6.500% due 10/01/18	25,000	26,438
WPX Energy Inc 5.250% due 01/15/17	150,000	161,250

		20,498,886

Financials - 10.8%

Ally Financial Inc
2.750% due 01/30/17	100,000	101,250
3.125% due 01/15/16	100,000	102,350
3.500% due 07/18/16	100,000	103,250
3.500% due 01/27/19	123,000	123,154

	Principal Amount	Value
4.625% due 06/26/15	$200,000	$207,599
4.750% due 09/10/18	100,000	106,125
5.500% due 02/15/17	150,000	163,500
7.500% due 09/15/20	200,000	238,500
8.000% due 12/31/18	100,000	119,750
8.000% due 03/15/20	250,000	302,500
8.000% due 11/01/31	275,000	340,000
CBRE Services Inc
5.000% due 03/15/23	100,000	100,625
6.625% due 10/15/20	100,000	107,250
CIT Group Inc
3.875% due 02/19/19	105,000	106,297
4.250% due 08/15/17	108,000	113,400
5.000% due 08/15/22	100,000	104,188
5.000% due 08/01/23	100,000	102,750
5.250% due 03/15/18	150,000	161,812
5.375% due 05/15/20	200,000	215,500
6.625% due 04/01/18 ~	250,000	280,937
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	92,500
CNO Financial Group Inc 6.375% due 10/01/20 ~	100,000	107,000
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	200,000	229,750
Crown Castle International Corp REIT
5.250% due 01/15/23	100,000	102,125
7.125% due 11/01/19	200,000	213,750
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	112,750
Denali Borrower LLC 5.625% due 10/15/20 ~	167,000	170,340
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	114,000
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	93,500
E*TRADE Financial Corp
6.000% due 11/15/17	60,000	63,375
6.375% due 11/15/19	100,000	109,250
Felcor Lodging LP
5.625% due 03/01/23	48,000	48,720
6.750% due 06/01/19	100,000	107,875
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	107,000
First Data Corp
6.750% due 11/01/20 ~	200,000	216,000
7.375% due 06/15/19 ~	100,000	107,750
8.250% due 01/15/21 ~	212,000	231,080
8.875% due 08/15/20 ~	100,000	111,250
10.625% due 06/15/21	200,000	226,000
11.250% due 01/15/21	200,000	229,250
11.750% due 08/15/21	300,000	316,500
12.625% due 01/15/21	212,000	253,340
General Motors Financial Co Inc
2.750% due 05/15/16	129,000	131,012
3.250% due 05/15/18	95,000	96,188
4.250% due 05/15/23	132,000	130,680
4.750% due 08/15/17	67,000	71,941
6.750% due 06/01/18	50,000	57,250
Genworth Holdings Inc 6.150% due 11/15/66 §	50,000	46,375
Globe Luxembourg SCA (Luxembourg) 9.625% due 05/01/18 ~	200,000	219,500
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	118,000	126,555
ING Groep NV (Netherlands) 5.775% § ±	100,000	103,500
ING US Inc 5.650% due 05/15/53 §	100,000	99,900
iStar Financial Inc REIT
4.875% due 07/01/18	100,000	103,000
9.000% due 06/01/17	100,000	118,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Jefferies Finance LLC 7.375% due 04/01/20 ~	$200,000	$211,000
Kennedy-Wilson Inc 5.875% due 04/01/24	100,000	100,250
Liberty Mutual Group Inc
7.000% due 03/15/37 § ~	100,000	105,000
10.750% due 06/15/58 § ~	100,000	150,500
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	107,500
National Money Mart Co (Canada) 10.375% due 12/15/16	150,000	151,125
Nationstar Mortgage LLC
6.500% due 07/01/21	75,000	71,063
7.875% due 10/01/20	100,000	101,500
10.875% due 04/01/15	100,000	100,750
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	105,500
Nuveen Investments Inc 9.500% due 10/15/20 ~	143,000	153,010
PHH Corp 6.375% due 08/15/21	100,000	103,750
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	84,420
RBS Capital Trust II 6.425% § ±	100,000	96,875
Realogy Group LLC
3.375% due 05/01/16 ~	112,000	113,120
7.625% due 01/15/20 ~	100,000	111,750
Regions Bank 7.500% due 05/15/18	100,000	118,269
Regions Financial Corp 7.375% due 12/10/37	100,000	114,872
Resona Preferred Global Securities Cayman Ltd 7.191% § ± ~	100,000	107,000
Royal Bank of Scotland Group PLC (United Kingdom)
6.000% due 12/19/23	250,000	256,962
6.100% due 06/10/23	200,000	207,995
6.125% due 12/15/22	270,000	283,754
7.640% § ±	300,000	306,000
7.648% § ±	50,000	54,000
Sabra Health Care LP REIT 5.375% due 06/01/23	100,000	102,875
SL Green Realty Corp REIT 5.000% due 08/15/18	100,000	108,454
SLM Corp
3.875% due 09/10/15	150,000	155,250
4.875% due 06/17/19	150,000	153,029
5.500% due 01/15/19	100,000	106,155
5.500% due 01/25/23	100,000	98,262
5.625% due 08/01/33	200,000	178,000
6.125% due 03/25/24	100,000	100,125
6.250% due 01/25/16	250,000	269,687
8.000% due 03/25/20	150,000	173,250
8.450% due 06/15/18	400,000	472,500
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	220,478
Societe Generale SA (France) 5.922% § ± ~	250,000	267,199
Sophia Holding Finance LP 9.625% PIK due 12/01/18 ~	97,000	102,093
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	100,000	103,500
Springleaf Finance Corp
5.400% due 12/01/15	100,000	105,000
6.900% due 12/15/17	350,000	385,875
7.750% due 10/01/21	125,000	139,062

	Principal Amount	Value
Synovus Financial Corp 5.125% due 06/15/17	$50,000	$52,625
The Geo Group Inc REIT 5.125% due 04/01/23	100,000	98,500
The Howard Hughes Corp 6.875% due 10/01/21 ~	150,000	162,750
TMX Finance LLC 8.500% due 09/15/18 ~	63,000	69,300
TransUnion LLC 11.375% due 06/15/18	150,000	162,000
USI Inc 7.750% due 01/15/21 ~	67,000	70,183
Walter Investment Management Corp 7.875% due 12/15/21 ~	131,000	131,328
XL Group PLC (Ireland) 6.500% § ±	100,000	98,875

		15,270,063

Health Care - 8.3%

21st Century Oncology Inc 9.875% due 04/15/17	100,000	99,000
Alere Inc 6.500% due 06/15/20	100,000	105,500
Aviv Healthcare Properties LP 6.000% due 10/15/21	100,000	104,250
Biomet Inc
6.500% due 08/01/20	200,000	216,400
6.500% due 10/01/20	100,000	106,750
Capella Healthcare Inc 9.250% due 07/01/17	100,000	106,500
Catalent Pharma Solutions Inc 7.875% due 10/15/18	100,000	101,875
Catamaran Corp (Canada) 4.750% due 03/15/21	25,000	25,406
Centene Corp 5.750% due 06/01/17	25,000	27,313
CHS/Community Health Systems Inc
5.125% due 08/15/18	150,000	157,875
6.875% due 02/01/22 ~	500,000	525,000
7.125% due 07/15/20	100,000	108,625
8.000% due 11/15/19	250,000	275,937
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	167,062
DaVita HealthCare Partners Inc
5.750% due 08/15/22	118,000	126,260
6.375% due 11/01/18	100,000	105,250
6.625% due 11/01/20	150,000	161,437
DJO Finance LLC 9.875% due 04/15/18	100,000	109,500
Endo Finance Co 5.750% due 01/15/22 ~	150,000	154,125
Endo Health Solutions Inc 7.000% due 07/15/19	95,000	102,838
Envision Healthcare Corp 8.125% due 06/01/19	65,000	69,672
ExamWorks Group Inc 9.000% due 07/15/19	100,000	110,500
Forest Laboratories Inc
4.375% due 02/01/19 ~	133,000	140,149
4.875% due 02/15/21 ~	200,000	211,750
5.000% due 12/15/21 ~	109,000	115,540
Fresenius Medical Care US Finance II Inc
5.625% due 07/31/19 ~	100,000	108,250
5.875% due 01/31/22 ~	100,000	106,750
Fresenius Medical Care US Finance Inc 5.750% due 02/15/21 ~	50,000	53,438
Grifols Worldwide Operations Ltd (Ireland) 5.250% due 04/01/22 ~	400,000	410,000
HCA Holdings Inc
6.250% due 02/15/21	100,000	107,300
7.750% due 05/15/21	250,000	276,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
HCA Inc
3.750% due 03/15/19	$190,000	$191,187
4.750% due 05/01/23	150,000	148,688
5.000% due 03/15/24	150,000	150,656
5.875% due 03/15/22	100,000	108,000
5.875% due 05/01/23	200,000	206,250
6.500% due 02/15/16	100,000	108,750
6.500% due 02/15/20	360,000	404,100
7.250% due 09/15/20	250,000	270,937
7.500% due 02/15/22	250,000	286,250
7.875% due 02/15/20	100,000	106,700
8.500% due 04/15/19	50,000	52,347
Health Net Inc 6.375% due 06/01/17	100,000	109,250
HealthSouth Corp 7.750% due 09/15/22	81,000	89,100
Hologic Inc 6.250% due 08/01/20	159,000	168,937
Hospira Inc 6.050% due 03/30/17	100,000	110,786
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	107,250
IMS Health Inc 12.500% due 03/01/18 ~	200,000	229,000
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	138,450
11.000% due 08/15/18 ~	50,000	46,375
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	50,000	52,813
Kindred Healthcare Inc
6.375% due 04/15/22 ~	100,000	100,750
8.250% due 06/01/19	100,000	107,438
Kinetic Concepts Inc
10.500% due 11/01/18	200,000	231,000
12.500% due 11/01/19	100,000	117,250
LifePoint Hospitals Inc
5.500% due 12/01/21 ~	100,000	104,000
6.625% due 10/01/20	50,000	54,500
Mallinckrodt International Finance SA (Luxembourg)
3.500% due 04/15/18 ~	100,000	98,622
4.750% due 04/15/23 ~	100,000	95,275
MedAssets Inc 8.000% due 11/15/18	50,000	53,750
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	71,000	73,041
MultiPlan Inc 9.875% due 09/01/18 ~	25,000	27,250
Omnicare Inc 7.750% due 06/01/20	100,000	110,500
Par Pharmaceutical Cos Inc 7.375% due 10/15/20	100,000	108,750
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	26,750
Salix Pharmaceuticals Ltd 6.000% due 01/15/21 ~	94,000	100,580
Select Medical Corp 6.375% due 06/01/21	100,000	102,000
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	161,990
4.500% due 04/01/21	51,000	50,044
4.750% due 06/01/20	100,000	101,250
5.000% due 03/01/19 ~	75,000	75,094
6.000% due 10/01/20 ~	118,000	126,481
6.250% due 11/01/18	140,000	154,962
6.750% due 02/01/20	100,000	105,625
8.000% due 08/01/20	100,000	109,500
8.125% due 04/01/22	211,000	236,320
United Surgical Partners International Inc 9.000% due 04/01/20	50,000	55,750

	Principal Amount	Value
Universal Health Services Inc 7.000% due 10/01/18	$65,000	$68,738
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	107,500
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	270,000	292,950
6.750% due 10/01/17 ~	100,000	106,250
7.000% due 10/01/20 ~	10,000	10,875
7.250% due 07/15/22 ~	100,000	111,000
Valeant Pharmaceuticals International Inc (Canada)
5.625% due 12/01/21 ~	100,000	105,250
6.750% due 08/15/18 ~	342,000	377,910
7.500% due 07/15/21 ~	57,000	64,410
WellCare Health Plans Inc 5.750% due 11/15/20	120,000	126,600

		11,742,283

Industrials - 13.1%

AAR Corp 7.250% due 01/15/22	100,000	108,750
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	112,750
ACCO Brands Corp 6.750% due 04/30/20	100,000	103,125
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	162,375
ADS Waste Holdings Inc 8.250% due 10/01/20	100,000	109,250
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	150,000	159,469
Ahern Rentals Inc 9.500% due 06/15/18 ~	31,000	34,449
Air Canada (Canada) 6.750% due 10/01/19 ~	100,000	107,875
Air Medical Group Holdings Inc 9.250% due 11/01/18	80,000	86,700
Aircastle Ltd (Bermuda)
4.625% due 12/15/18	100,000	102,625
5.125% due 03/15/21	200,000	200,750
6.250% due 12/01/19	70,000	75,950
6.750% due 04/15/17	150,000	167,437
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	109,750
10.750% due 10/15/19 ~	200,000	222,500
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	109,250
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	81,962
Amsted Industries Inc 5.000% due 03/15/22 ~	145,000	146,269
APX Group Inc
6.375% due 12/01/19	125,000	128,125
8.750% due 12/01/20	80,000	81,800
Ashtead Capital Inc 6.500% due 07/15/22 ~	200,000	218,500
Aviation Capital Group Corp
4.625% due 01/31/18 ~	100,000	104,098
6.750% due 04/06/21 ~	150,000	166,817
Avis Budget Car Rental LLC
5.500% due 04/01/23	83,000	84,037
8.250% due 01/15/19	200,000	215,500
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	71,200	74,048
B/E Aerospace Inc
5.250% due 04/01/22	112,000	115,780
6.875% due 10/01/20	75,000	82,687

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
BC Mountain LLC 7.000% due 02/01/21 ~	$100,000	$99,500
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	72,080
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	50,000	52,250
4.750% due 04/15/19 ~	45,000	45,000
6.000% due 10/15/22 ~	100,000	100,000
6.125% due 01/15/23 ~	200,000	203,000
7.750% due 03/15/20 ~	150,000	168,750
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	66,938
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	108,750
6.875% due 08/15/18 ~	100,000	105,500
Case New Holland Industrial Inc 7.875% due 12/01/17	100,000	117,750
Cenveo Corp 8.875% due 02/01/18	100,000	102,500
Ceridian Corp
8.875% due 07/15/19 ~	100,000	114,000
11.250% due 11/15/15	100,000	101,000
Chassix Inc 9.250% due 08/01/18 ~	80,000	86,400
Clean Harbors Inc
5.125% due 06/01/21	53,000	54,325
5.250% due 08/01/20	54,000	55,890
CNH Capital LLC
3.250% due 02/01/17	62,000	63,550
3.625% due 04/15/18	113,000	115,543
3.875% due 11/01/15	117,000	120,803
Colt Defense LLC 8.750% due 11/15/17	25,000	23,125
Covanta Holding Corp 6.375% due 10/01/22	100,000	106,750
CSC Holdings LLC
6.750% due 11/15/21	200,000	224,500
7.625% due 07/15/18	50,000	58,313
Deluxe Corp 7.000% due 03/15/19	100,000	108,000
DH Services Luxembourg SARL 7.750% due 12/15/20 ~	100,000	107,250
DigitalGlobe Inc 5.250% due 02/01/21	97,000	96,272
DynCorp International Inc 10.375% due 07/01/17	50,000	52,500
EnergySolutions Inc 10.750% due 08/15/18	25,000	26,719
FGI Operating Co LLC 7.875% due 05/01/20	50,000	53,438
Florida East Coast Railway Corp 8.125% due 02/01/17	100,000	104,625
FTI Consulting Inc 6.750% due 10/01/20	50,000	54,125
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	69,345
GenCorp Inc 7.125% due 03/15/21	100,000	108,875
General Cable Corp 6.500% due 10/01/22 ~	75,000	76,500
Great Lakes Dredge & Dock Co 7.375% due 02/01/19	100,000	105,250
Griffon Corp 5.250% due 03/01/22 ~	150,000	148,875
H&E Equipment Services Inc 7.000% due 09/01/22	145,000	160,225
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	160,000	161,400

	Principal Amount	Value
HD Supply Inc
7.500% due 07/15/20	$102,000	$111,817
8.125% due 04/15/19	179,000	200,480
11.000% due 04/15/20	100,000	119,250
11.500% due 07/15/20	100,000	119,250
Huntington Ingalls Industries Inc
6.875% due 03/15/18	100,000	108,000
7.125% due 03/15/21	50,000	55,438
Interline Brands Inc 10.000% PIK due 11/15/18	100,000	109,250
International Lease Finance Corp
3.875% due 04/15/18	100,000	102,187
4.625% due 04/15/21	100,000	100,187
4.875% due 04/01/15	100,000	104,001
5.750% due 05/15/16	100,000	107,813
5.875% due 08/15/22	150,000	159,187
6.250% due 05/15/19	250,000	276,875
8.625% due 09/15/15	200,000	221,000
8.750% due 03/15/17	200,000	235,500
Iron Mountain Inc
5.750% due 08/15/24	178,000	174,217
6.000% due 08/15/23	96,000	102,480
8.375% due 08/15/21	44,000	46,750
Jeld-Wen Inc 12.250% due 10/15/17 ~	100,000	111,500
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	51,313
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	120,000	123,900
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	106,000
Marquette Transportation Co LLC 10.875% due 01/15/17	25,000	26,438
Masco Corp
4.800% due 06/15/15	100,000	104,250
5.950% due 03/15/22	100,000	109,000
6.125% due 10/03/16	50,000	55,125
7.125% due 03/15/20	100,000	116,000
Masonite International Corp (Canada) 8.250% due 04/15/21 ~	75,000	83,156
Mcron Finance Sub LLC 8.375% due 05/15/19 ~	100,000	111,000
Meccanica Holdings USA Inc 6.250% due 01/15/40 ~	150,000	136,500
Memorial Production Partners LP 7.625% due 05/01/21	100,000	106,000
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	107,250
Modular Space Corp 10.250% due 01/31/19 ~	30,000	31,275
Monitronics International Inc 9.125% due 04/01/20	100,000	107,500
Mueller Water Products Inc 8.750% due 09/01/20	40,000	44,900
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	52,375
Navios Maritime Holdings Inc
7.375% due 01/15/22 ~	107,000	109,675
8.125% due 02/15/19	100,000	101,500
Navistar International Corp 8.250% due 11/01/21	203,000	207,821
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	100,000	108,000
Nielsen Finance LLC
4.500% due 10/01/20	50,000	50,625
5.000% due 04/15/22 ~	50,000	50,375
7.750% due 10/15/18	200,000	214,750
Nortek Inc 8.500% due 04/15/21	100,000	112,250
Oshkosh Corp 8.500% due 03/01/20	25,000	27,563

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Ply Gem Industries Inc 6.500% due 02/01/22 ~	$123,000	$124,691
Polypore International Inc 7.500% due 11/15/17	25,000	26,531
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	205,500
RR Donnelley & Sons Co
6.000% due 04/01/24	100,000	101,000
6.125% due 01/15/17	9,000	9,923
7.000% due 02/15/22	100,000	110,500
7.250% due 05/15/18	21,000	24,518
8.250% due 03/15/19	150,000	179,250
Safway Group Holding LLC 7.000% due 05/15/18 ~	117,000	125,190
Schaeffler Finance BV (Netherlands)
4.750% due 05/15/21 ~	250,000	256,875
7.750% due 02/15/17 ~	100,000	114,000
Sensata Technologies BV (Netherlands)
4.875% due 10/15/23 ~	100,000	98,750
6.500% due 05/15/19 ~	60,000	64,575
Sequa Corp 7.000% due 12/15/17 ~	62,500	63,594
Spirit AeroSystems Inc
5.250% due 03/15/22 ~	100,000	100,750
6.750% due 12/15/20	25,000	26,938
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	110,000
SPX Corp 6.875% due 09/01/17	100,000	114,000
Stackpole International Intermediate (Luxembourg) 7.750% due 10/15/21 ~	100,000	107,625
Stena AB (Sweden) 7.000% due 02/01/24 ~	200,000	204,000
Swift Services Holdings Inc 10.000% due 11/15/18	50,000	55,188
Terex Corp 6.000% due 05/15/21	105,000	112,875
The ADT Corp
2.250% due 07/15/17	100,000	98,908
3.500% due 07/15/22	200,000	176,134
4.125% due 04/15/19	45,000	44,712
4.875% due 07/15/42	100,000	82,620
6.250% due 10/15/21 ~	100,000	102,875
The Hertz Corp
5.875% due 10/15/20	200,000	214,251
6.750% due 04/15/19	200,000	215,250
7.500% due 10/15/18	50,000	53,438
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	56,375
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	138,000	144,727
TMS International Corp 7.625% due 10/15/21 ~	100,000	108,000
Tomkins LLC 9.000% due 10/01/18	40,000	43,150
TRAC Intermodal LLC 11.000% due 08/15/19	100,000	114,500
TransDigm Inc
5.500% due 10/15/20	100,000	102,250
7.500% due 07/15/21	67,000	74,538
7.750% due 12/15/18	150,000	161,625
Triumph Group Inc 8.625% due 07/15/18	50,000	53,125
UCI International Inc 8.625% due 02/15/19	50,000	48,750
United Airlines Inc 6.750% due 09/15/15 ~	100,000	102,250
United Airlines Pass-Through Trust ‘B’ 5.375% due 08/15/21	100,000	102,380

	Principal Amount	Value
United Continental Holdings Inc 6.000% due 12/01/20	$200,000	$208,500
United Rentals North America Inc
5.750% due 11/15/24	115,000	116,006
6.125% due 06/15/23	125,000	133,125
7.625% due 04/15/22	220,000	247,775
8.250% due 02/01/21	100,000	112,375
8.375% due 09/15/20	100,000	111,250
9.250% due 12/15/19	100,000	110,555
US Airways Group Inc 6.125% due 06/01/18	186,000	195,997
USG Corp
8.375% due 10/15/18 ~	100,000	107,250
9.750% due 01/15/18	100,000	121,250
WESCO Distribution Inc 5.375% due 12/15/21 ~	75,000	76,875
West Corp 7.875% due 01/15/19	75,000	80,813
Western Express Inc 12.500% due 04/15/15 ~	25,000	17,875
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	103,062

		18,470,806

Information Technology - 4.8%

Activision Blizzard Inc
5.625% due 09/15/21 ~	163,000	174,817
6.125% due 09/15/23 ~	100,000	109,125
Advanced Micro Devices Inc
6.750% due 03/01/19 ~	80,000	80,500
7.750% due 08/01/20	100,000	103,000
8.125% due 12/15/17	1,000	1,053
Alcatel-Lucent USA Inc
4.625% due 07/01/17 ~	48,000	49,560
6.450% due 03/15/29	100,000	96,000
6.750% due 11/15/20 ~	200,000	212,500
8.875% due 01/01/20 ~	200,000	228,000
Alliance Data Systems Corp 5.250% due 12/01/17 ~	100,000	105,250
Amkor Technology Inc
6.375% due 10/01/22	100,000	104,125
6.625% due 06/01/21	50,000	53,625
7.375% due 05/01/18	25,000	26,188
Aspect Software Inc 10.625% due 05/15/17	100,000	106,250
Audatex North America Inc 6.000% due 06/15/21 ~	161,000	172,672
Belden Inc 5.500% due 09/01/22 ~	80,000	81,400
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	253,800
CDW LLC 8.500% due 04/01/19	200,000	220,000
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	90,000	95,625
CommScope Inc 8.250% due 01/15/19 ~	110,000	119,625
CoreLogic Inc 7.250% due 06/01/21	100,000	108,750
Dell Inc
4.625% due 04/01/21	100,000	94,750
5.400% due 09/10/40	100,000	74,500
5.650% due 04/15/18	250,000	262,500
EarthLink Holdings Corp 8.875% due 05/15/19	100,000	100,750
Emdeon Inc 11.000% due 12/31/19	100,000	116,625
Epicor Software Corp 8.625% due 05/01/19	100,000	109,875

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Equinix Inc
4.875% due 04/01/20	$76,000	$78,090
5.375% due 04/01/23	133,000	136,325
7.000% due 07/15/21	100,000	111,875
Flextronics International Ltd (Singapore)
4.625% due 02/15/20	50,000	50,688
5.000% due 02/15/23	50,000	50,625
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	100,000	102,500
6.000% due 01/15/22 ~	173,000	184,029
8.050% due 02/01/20	51,000	56,291
10.750% due 08/01/20	67,000	78,055
Healthcare Technology Intermediate Inc 7.375% PIK due 09/01/18 ~	47,000	47,940
IAC/InterActiveCorp
4.750% due 12/15/22	153,000	150,514
4.875% due 11/30/18	85,000	89,144
iGATE Corp 9.000% due 05/01/16	100,000	105,375
Infor US Inc 9.375% due 04/01/19	164,000	185,525
Micron Technology Inc 5.875% due 02/15/22 ~	25,000	26,250
NCR Corp
4.625% due 02/15/21	45,000	45,450
5.000% due 07/15/22	113,000	113,706
6.375% due 12/15/23 ~	44,000	46,970
NeuStar Inc 4.500% due 01/15/23	100,000	87,250
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	105,750
6.625% due 05/15/39	150,000	154,500
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	120,000
NXP BV (Netherlands)
3.500% due 09/15/16 ~	100,000	102,750
5.750% due 03/15/23 ~	200,000	210,500
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	100,875
Sanmina Corp 7.000% due 05/15/19 ~	50,000	53,187
Sophia LP 9.750% due 01/15/19 ~	100,000	111,500
STATS ChipPAC Ltd (Singapore) 5.375% due 03/31/16 ~	100,000	103,125
SunGard Data Systems Inc
6.625% due 11/01/19	150,000	159,375
7.375% due 11/15/18	50,000	53,062
7.625% due 11/15/20	100,000	110,125
VeriSign Inc 4.625% due 05/01/23	100,000	96,500
ViaSat Inc 6.875% due 06/15/20	100,000	107,750
Viasystems Inc 7.875% due 05/01/19 ~	100,000	108,250

		6,704,716

Materials - 9.1%

Ainsworth Lumber Co Ltd (Canada) 7.500% due 12/15/17 ~	90,000	96,525
AK Steel Corp 7.625% due 05/15/20	100,000	100,250
Aleris International Inc 7.625% due 02/15/18	100,000	103,875
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	167,000	172,845
ArcelorMittal (Luxembourg)
4.250% due 08/05/15	100,000	103,375
5.000% due 02/25/17	400,000	426,500
6.750% due 02/25/22	200,000	220,500
7.500% due 10/15/39	250,000	259,687
10.350% due 06/01/19	300,000	381,375

	Principal Amount	Value
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	$87,000	$91,133
7.375% due 10/15/17 ~	350,000	373,812
9.125% due 10/15/20 ~	50,000	56,000
Ashland Inc
3.000% due 03/15/16	76,000	77,900
3.875% due 04/15/18	37,000	38,388
4.750% due 08/15/22	200,000	197,250
Associated Materials LLC 9.125% due 11/01/17	100,000	105,750
Axalta Coating Systems US Holdings Inc 7.375% due 05/01/21 ~	150,000	163,875
Ball Corp
4.000% due 11/15/23	171,000	160,740
5.000% due 03/15/22	100,000	103,000
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	100,000	92,750
Berry Plastics Corp 9.750% due 01/15/21	100,000	116,625
Beverage Packaging Holdings Luxembourg II SA (Luxembourg)
5.625% due 12/15/16 ~	115,000	118,162
6.000% due 06/15/17 ~	89,000	92,337
BOE Merger Corp 9.500% PIK due 11/01/17 ~	100,000	106,500
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	107,000
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	104,375
Celanese US Holdings LLC
4.625% due 11/15/22	100,000	99,000
5.875% due 06/15/21	100,000	108,000
6.625% due 10/15/18	5,000	5,305
Clearwater Paper Corp 7.125% due 11/01/18	50,000	53,500
Commercial Metals Co
4.875% due 05/15/23	100,000	96,500
7.350% due 08/15/18	100,000	114,500
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	105,000
Crown Americas LLC
4.500% due 01/15/23	112,000	107,520
6.250% due 02/01/21	50,000	54,375
Eagle Spinco Inc 4.625% due 02/15/21 ~	47,000	46,648
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	60,300
Exopack Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	213,000
First Quantum Minerals Ltd (Canada)
6.750% due 02/15/20 ~	132,000	134,310
7.000% due 02/15/21 ~	132,000	134,970
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	158,344
6.875% due 02/01/18 ~	100,000	105,625
8.250% due 11/01/19 ~	200,000	220,750
Graphic Packaging International Inc
4.750% due 04/15/21	100,000	100,625
7.875% due 10/01/18	5,000	5,369
Greif Inc 7.750% due 08/01/19	100,000	115,000
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	137,969
Headwaters Inc 7.250% due 01/15/19 ~	100,000	104,750
Hecla Mining Co 6.875% due 05/01/21	100,000	97,500
Hexion US Finance Corp
6.625% due 04/15/20	148,000	153,920
8.875% due 02/01/18	85,000	88,825
9.000% due 11/15/20	100,000	99,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	$100,000	$107,500
Huntsman International LLC
8.625% due 03/15/20	25,000	27,563
8.625% due 03/15/21	100,000	112,500
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	89,500
Ineos Finance PLC (United Kingdom)
7.500% due 05/01/20 ~	100,000	110,125
8.375% due 02/15/19 ~	200,000	221,750
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	75,000	76,781
Koppers Inc 7.875% due 12/01/19	10,000	10,775
Lafarge SA (France)
6.500% due 07/15/16	100,000	110,500
7.125% due 07/15/36	100,000	107,500
Louisiana-Pacific Corp 7.500% due 06/01/20	100,000	111,250
Molycorp Inc 10.000% due 06/01/20	100,000	99,500
Momentive Performance Materials Inc
8.875% due 10/15/20	100,000	108,875
9.000% due 01/15/21	100,000	79,750
10.000% due 10/15/20	100,000	109,000
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	102,000
NOVA Chemicals Corp (Canada) 5.250% due 08/01/23 ~	67,000	71,941
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	224,500
Olin Corp 5.500% due 08/15/22	100,000	102,750
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	77,875
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	102,812
Pactiv LLC 7.950% due 12/15/25	100,000	103,250
Perstorp Holding AB (Sweden) 8.750% due 05/15/17 ~	200,000	215,000
Polymer Group Inc 7.750% due 02/01/19	100,000	107,500
PolyOne Corp
5.250% due 03/15/23	91,000	91,910
7.375% due 09/15/20	10,000	10,988
PQ Corp 8.750% due 05/01/18 ~	100,000	109,500
Rain CII Carbon LLC 8.250% due 01/15/21 ~	200,000	207,000
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	100,000	98,500
Resolute Forest Products Inc 5.875% due 05/15/23 ~	200,000	196,000
Rockwood Specialties Group Inc 4.625% due 10/15/20	98,000	101,675
Ryerson Inc 9.000% due 10/15/17	75,000	81,188
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	200,000	223,000
Sealed Air Corp
5.250% due 04/01/23 ~	100,000	101,500
8.125% due 09/15/19 ~	100,000	112,250
8.375% due 09/15/21 ~	100,000	115,625
Silgan Holdings Inc 5.000% due 04/01/20	100,000	103,000
Steel Dynamics Inc 7.625% due 03/15/20	150,000	163,125
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	95,250
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	169,875

	Principal Amount	Value
Tekni-Plex Inc 9.750% due 06/01/19 ~	$72,000	$82,080
Texas Industries Inc 9.250% due 08/15/20	35,000	40,600
Thompson Creek Metals Co Inc (Canada)
7.375% due 06/01/18	100,000	92,250
9.750% due 12/01/17	100,000	111,250
TPC Group Inc 8.750% due 12/15/20 ~	100,000	110,125
Trinseo Materials Operating SCA (Luxembourg) 8.750% due 02/01/19	121,000	130,226
Tronox Finance LLC 6.375% due 08/15/20	155,000	160,037
United States Steel Corp
7.000% due 02/01/18	100,000	111,250
7.500% due 03/15/22	200,000	216,500
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	53,000
11.750% due 01/15/19	100,000	108,250
Vulcan Materials Co
7.500% due 06/15/21	80,000	94,600
Walter Energy Inc
8.500% due 04/15/21	100,000	63,500
9.875% due 12/15/20	68,000	45,050
Wise Metals Group LLC 8.750% due 12/15/18 ~	68,000	73,270

		12,754,505

Telecommunication Services - 9.0%

Altice Finco SA (Luxembourg)
8.125% due 01/15/24 ~	200,000	216,500
9.875% due 12/15/20 ~	100,000	114,500
Avaya Inc
7.000% due 04/01/19 ~	50,000	49,875
10.500% due 03/01/21 ~	250,000	233,125
CenturyLink Inc
5.150% due 06/15/17	100,000	107,750
5.625% due 04/01/20	222,000	234,487
5.800% due 03/15/22	250,000	256,875
6.750% due 12/01/23	100,000	106,625
7.650% due 03/15/42	100,000	94,875
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	110,000
8.750% due 03/15/18	100,000	104,813
Comcel Trust (Cayman) 6.875% due 02/06/24 ~	200,000	209,750
Cricket Communications Inc 7.750% due 10/15/20	125,000	143,094
Frontier Communications Corp
8.250% due 04/15/17	100,000	116,875
8.500% due 04/15/20	200,000	233,500
9.000% due 08/15/31	100,000	102,750
9.250% due 07/01/21	300,000	357,000
GCI Inc 6.750% due 06/01/21	100,000	101,750
Hughes Satellite Systems Corp
6.500% due 06/15/19	105,000	115,763
7.625% due 06/15/21	95,000	107,588
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	104,250
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23 ~	280,000	275,450
6.625% due 12/15/22	150,000	156,750
7.250% due 04/01/19	150,000	162,000
7.250% due 10/15/20	150,000	163,312
7.500% due 04/01/21	200,000	220,500
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18 ~	100,000	106,250
7.750% due 06/01/21	216,000	228,150
8.125% due 06/01/23	100,000	106,375

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
Level 3 Communications Inc
8.875% due 06/01/19	$100,000	$110,375
11.875% due 02/01/19	100,000	113,500
Level 3 Financing Inc
6.125% due 01/15/21 ~	150,000	158,625
8.125% due 07/01/19	100,000	110,250
8.625% due 07/15/20	200,000	225,250
MetroPCS Wireless Inc 7.875% due 09/01/18	100,000	106,500
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	132,813
PAETEC Holding Corp 9.875% due 12/01/18	50,000	55,125
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	149,625
Sable International Finance Ltd (Cayman) 8.750% due 02/01/20 ~	100,000	113,250
SBA Telecommunications Inc 5.750% due 07/15/20	133,000	139,982
SoftBank Corp (Japan) 4.500% due 04/15/20 ~	350,000	350,000
Sprint Capital Corp
6.875% due 11/15/28	150,000	146,250
6.900% due 05/01/19	150,000	165,375
8.750% due 03/15/32	200,000	221,000
Sprint Communications Inc
6.000% due 12/01/16	200,000	219,750
6.000% due 11/15/22	200,000	204,750
7.000% due 03/01/20 ~	100,000	115,750
7.000% due 08/15/20	250,000	273,750
9.000% due 11/15/18 ~	350,000	428,750
9.125% due 03/01/17	100,000	118,750
11.500% due 11/15/21	100,000	133,500
Sprint Corp
7.125% due 06/15/24 ~	250,000	263,125
7.875% due 09/15/23 ~	400,000	441,000
T-Mobile USA Inc
5.250% due 09/01/18	77,000	81,716
6.250% due 04/01/21	239,000	253,639
6.464% due 04/28/19	100,000	107,250
6.625% due 04/01/23	343,000	365,295
6.633% due 04/28/21	500,000	539,375
6.836% due 04/28/23	200,000	215,250
Telecom Italia Capital SA (Luxembourg)
5.250% due 10/01/15	100,000	105,250
6.000% due 09/30/34	250,000	234,375
7.175% due 06/18/19	150,000	172,687
7.200% due 07/18/36	250,000	255,937
Telesat Canada (Canada) 6.000% due 05/15/17 ~	133,000	137,987
tw telecom holdings Inc 5.375% due 10/01/22	100,000	102,375
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	50,000	52,813
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	215,000
Windstream Corp
7.500% due 04/01/23	100,000	105,500
7.750% due 10/01/21	100,000	108,000
7.875% due 11/01/17	100,000	115,250
8.125% due 09/01/18	200,000	213,500
Zayo Group LLC
8.125% due 01/01/20	23,000	25,329
10.125% due 07/01/20	100,000	116,375

		12,660,480

Utilities - 4.4%

AES Corp
4.875% due 05/15/23	102,000	97,920
5.500% due 03/15/24	100,000	99,500

	Principal Amount	Value
7.375% due 07/01/21	$100,000	$114,500
8.000% due 10/15/17	21,000	24,911
9.750% due 04/15/16	100,000	116,750
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	219,500
AmeriGas Partners LP 6.500% due 05/20/21	48,000	51,480
Atlantic Power Corp (Canada) 9.000% due 11/15/18	100,000	106,000
Calpine Corp
6.000% due 01/15/22 ~	147,000	155,085
7.500% due 02/15/21 ~	289,000	317,177
DPL Inc
6.500% due 10/15/16	100,000	108,500
7.250% due 10/15/21	100,000	103,750
Dynegy Inc 5.875% due 06/01/23 ~	100,000	98,750
EDP Finance BV (Netherlands)
4.900% due 10/01/19 ~	250,000	261,875
5.250% due 01/14/21 ~	200,000	206,800
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	224,920
Energy Future Intermediate Holding Co LLC
6.875% due 08/15/17 ~	100,000	102,875
10.000% due 12/01/20	146,000	154,395
10.250% due 12/01/20 ~	150,000	158,812
11.250% PIK due 12/01/18 ~	168,720	119,369
12.250% due 03/01/22 ~	200,000	237,000
Ferrellgas LP 6.500% due 05/01/21	100,000	105,250
FirstEnergy Corp
2.750% due 03/15/18	100,000	99,814
4.250% due 03/15/23	100,000	97,185
7.375% due 11/15/31	150,000	172,745
GenOn Energy Inc
7.875% due 06/15/17	250,000	252,500
9.500% due 10/15/18	145,000	148,988
9.875% due 10/15/20	100,000	102,500
Illinois Power Generating Co 7.000% due 04/15/18	100,000	89,250
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	52,750
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	106,250
NGL Energy Partners LP 6.875% due 10/15/21 ~	100,000	104,500
NRG Energy Inc
6.250% due 07/15/22 ~	100,000	103,250
6.625% due 03/15/23	100,000	104,250
7.625% due 01/15/18	100,000	112,750
7.875% due 05/15/21	200,000	221,000
8.250% due 09/01/20	100,000	110,250
PPL Capital Funding Inc 6.700% due 03/30/67 §	100,000	100,567
Suburban Propane Partners LP
7.375% due 08/01/21	73,000	80,848
7.500% due 10/01/18	47,000	50,173
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	15,000
11.500% due 10/01/20 ~	200,000	154,500
Wind Acquisition Finance SA (Luxembourg)
6.500% due 04/30/20 ~	200,000	218,250
7.250% due 02/15/18 ~	100,000	106,000
11.750% due 07/15/17 ~	190,000	200,450
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% PIK due 07/15/17 ~	142,856	150,356

		6,139,245

Total Corporate Bonds & Notes (Cost $133,537,109)		138,510,128

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

Federated Prime Obligations Fund	1,963,148	$1,963,148

Total Short-Term Investment (Cost $1,963,148)		1,963,148

TOTAL INVESTMENTS - 99.8% (Cost $135,500,257)		140,473,276

OTHER ASSETS & LIABILITIES, NET - 0.2%		346,517

NET ASSETS - 100.0%		$140,819,793

Notes to Schedule of Investments

(a)	An investment with a value of $39,500 or less than 0.1% of the portfolio’s net assets was in default as of March 31, 2014.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$138,510,128	$-	$138,510,128	$-
	Short-Term Investment	1,963,148	1,963,148	-	-

	Total	$140,473,276	$1,963,148	$138,510,128	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 18.6%

Aaron’s Inc	298	$9,012
Abercrombie & Fitch Co ‘A’	288	11,088
Advance Auto Parts Inc	2,245	283,992
Allison Transmission Holdings Inc	121	3,623
Amazon.com Inc *	11,309	3,805,705
AMC Networks Inc ‘A’ *	1,849	135,143
American Eagle Outfitters Inc	3,850	47,124
ARAMARK Holdings Corp	1,133	32,766
Ascena Retail Group Inc *	570	9,850
AutoNation Inc *	1,564	83,252
AutoZone Inc *	1,026	551,065
Bally Technologies Inc *	1,189	78,795
Bed Bath & Beyond Inc *	6,724	462,611
Best Buy Co Inc	2,279	60,188
Big Lots Inc *	450	17,041
BorgWarner Inc	7,109	436,990
Brinker International Inc	2,038	106,893
Burger King Worldwide Inc	3,054	81,084
Cabela’s Inc *	1,463	95,841
Cablevision Systems Corp ‘A’	5,997	101,169
CarMax Inc *	6,909	323,341
Carter’s Inc	1,678	130,297
CBS Corp ‘B’	17,289	1,068,460
Charter Communications Inc ‘A’ *	2,036	250,835
Chico’s FAS Inc	4,394	70,436
Chipotle Mexican Grill Inc *	951	540,216
Choice Hotels International Inc	50	2,300
Cinemark Holdings Inc	3,549	102,956
Clear Channel Outdoor Holdings Inc ‘A’	1,311	11,943
Coach Inc	8,644	429,261
Comcast Corp ‘A’	74,576	3,730,291
Darden Restaurants Inc	2,609	132,433
Deckers Outdoor Corp *	479	38,191
Delphi Automotive PLC (United Kingdom)	9,617	652,610
Dick’s Sporting Goods Inc	3,040	166,014
Dillard’s Inc ‘A’	564	52,114
DIRECTV *	15,107	1,154,477
Discovery Communications Inc ‘A’ *	7,528	622,566
DISH Network Corp ‘A’ *	6,414	399,015
Dollar General Corp *	10,066	558,462
Dollar Tree Inc *	6,402	334,056
Domino’s Pizza Inc	1,731	133,235
DSW Inc ‘A’	2,001	71,756
Dunkin’ Brands Group Inc	3,280	164,590
Expedia Inc	3,279	237,727
Family Dollar Stores Inc	2,962	171,826
Foot Locker Inc	559	26,262
Ford Motor Co	41,681	650,224
Fossil Group Inc *	1,489	173,632
Gentex Corp	2,541	80,118
Genuine Parts Co	4,505	391,259
GNC Holdings Inc ‘A’	3,026	133,205
Groupon Inc *	12,921	101,301
H&R Block Inc	8,378	252,932
Hanesbrands Inc	3,032	231,887
Harley-Davidson Inc	6,895	459,276
Hasbro Inc	3,005	167,138
Hilton Worldwide Holdings Inc *	2,358	52,442
HomeAway Inc *	1,875	70,631
International Game Technology	7,593	106,758
Jarden Corp *	3,911	233,995
L Brands Inc	7,384	419,190
Lamar Advertising Co ‘A’ *	2,425	123,651
Las Vegas Sands Corp	12,024	971,299
Lear Corp	270	22,604
Liberty Global PLC ‘A’ * (United Kingdom)	10,244	426,150

	Shares	Value
Liberty Global PLC ‘C’ * (United Kingdom)	10,244	$ 417,033
Liberty Interactive Corp ‘A’ *	1,233	35,597
Liberty Ventures ‘A’ *	1,132	147,534
Lions Gate Entertainment Corp (Canada)	2,498	66,772
LKQ Corp *	9,187	242,077
Lowe’s Cos Inc	31,677	1,549,005
Macy’s Inc	9,148	542,385
Marriott International Inc ‘A’	6,326	354,382
Mattel Inc	10,625	426,169
McDonald’s Corp	30,838	3,023,049
Michael Kors Holdings Ltd * (United Kingdom)	6,199	578,181
Morningstar Inc	637	50,336
Netflix Inc *	1,545	543,886
Newell Rubbermaid Inc	5,140	153,686
News Corp ‘A’ *	11,266	194,001
NIKE Inc ‘B’	21,788	1,609,262
Nordstrom Inc	4,462	278,652
Norwegian Cruise Line Holdings Ltd * (Bermuda)	772	24,912
NVR Inc *	121	138,787
O’Reilly Automotive Inc *	3,398	504,229
Omnicom Group Inc	7,955	577,533
Panera Bread Co ‘A’ *	813	143,470
PetSmart Inc	3,179	219,001
Polaris Industries Inc	1,992	278,302
priceline.com Inc *	1,586	1,890,338
PulteGroup Inc	11,923	228,802
PVH Corp	2,209	275,617
Ralph Lauren Corp	1,846	297,077
Regal Entertainment Group ‘A’	569	10,629
Ross Stores Inc	6,762	483,821
Sally Beauty Holdings Inc *	5,224	143,138
Scripps Networks Interactive Inc ‘A’	3,374	256,120
SeaWorld Entertainment Inc	969	29,293
Service Corp International	5,088	101,149
Signet Jewelers Ltd (NYSE) (Bermuda)	209	22,125
Sirius XM Holdings Inc *	44,799	143,357
Six Flags Entertainment Corp	2,033	81,625
Starbucks Corp	23,030	1,689,941
Starwood Hotels & Resorts Worldwide Inc	2,544	202,502
Starz ‘A’ *	2,941	94,935
Target Corp	15,476	936,453
Taylor Morrison Home Corp ‘A’ *	882	20,727
Tempur Sealy International Inc *	1,857	94,094
Tesla Motors Inc *	2,572	536,133
The Gap Inc	8,589	344,075
The Goodyear Tire & Rubber Co	7,559	197,517
The Home Depot Inc	44,933	3,555,548
The Interpublic Group of Cos Inc	5,999	102,823
The Madison Square Garden Co ‘A’ *	1,882	106,860
The TJX Cos Inc	22,140	1,342,791
The Walt Disney Co	12,298	984,701
Thor Industries Inc	1,359	82,981
Tiffany & Co	3,437	296,098
Time Warner Cable Inc	8,950	1,227,761
Tractor Supply Co	4,294	303,285
TripAdvisor Inc *	3,448	312,354
Tupperware Brands Corp	1,628	136,361
Twenty-First Century Fox Inc ‘A’	45,051	1,440,280
Ulta Salon Cosmetics & Fragrance Inc *	1,959	190,963
Under Armour Inc ‘A’ *	2,576	295,313
Urban Outfitters Inc *	3,312	120,789
VF Corp	10,774	666,695
Viacom Inc ‘B’	13,718	1,165,893
Visteon Corp *	1,531	135,402
Weight Watchers International Inc	422	8,668
Whirlpool Corp	173	25,857
Williams-Sonoma Inc	3,006	200,320
Wyndham Worldwide Corp	3,942	288,673

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Wynn Resorts Ltd	2,480	$550,932
Yum! Brands Inc	13,837	1,043,171
zulily Inc ‘A’ *	232	11,644

		57,830,466

Consumer Staples - 11.4%

Altria Group Inc	61,785	2,312,613
Archer-Daniels-Midland Co	1,555	67,471
Avon Products Inc	13,326	195,093
Brown-Forman Corp ‘B’	4,653	417,328
Campbell Soup Co	3,557	159,638
Church & Dwight Co Inc	4,251	293,617
Coca-Cola Enterprises Inc	7,988	381,507
Colgate-Palmolive Co	28,691	1,861,185
ConAgra Foods Inc	11,861	368,047
Constellation Brands Inc ‘A’ *	4,452	378,286
Costco Wholesale Corp	13,423	1,499,081
Coty Inc ‘A’	1,171	17,542
CVS Caremark Corp	4,332	324,293
Dr Pepper Snapple Group Inc	6,278	341,900
Flowers Foods Inc	5,262	112,870
General Mills Inc	19,830	1,027,591
Herbalife Ltd (Cayman)	2,623	150,219
Hormel Foods Corp	4,126	203,288
Ingredion Inc	304	20,696
Kellogg Co	7,369	462,110
Keurig Green Mountain Inc	4,589	484,552
Kimberly-Clark Corp	9,890	1,090,372
Kraft Foods Group Inc	18,286	1,025,845
Lorillard Inc	11,620	628,410
McCormick & Co Inc	4,058	291,121
Mead Johnson Nutrition Co	6,229	517,879
Monster Beverage Corp *	4,128	286,690
Nu Skin Enterprises Inc ‘A’	1,797	148,881
PepsiCo Inc	47,566	3,971,761
Philip Morris International Inc	50,307	4,118,634
Pinnacle Foods Inc	571	17,050
Reynolds American Inc	7,340	392,103
Safeway Inc	545	20,132
Sprouts Farmers Market Inc *	436	15,709
Sysco Corp	6,318	228,269
The Clorox Co	3,386	298,002
The Coca-Cola Co	117,649	4,548,310
The Estee Lauder Cos Inc ‘A’	7,125	476,520
The Fresh Market Inc *	1,273	42,773
The Hershey Co	4,614	481,702
The Hillshire Brands Co	3,787	141,104
The JM Smucker Co	441	42,883
The Kroger Co	15,998	698,313
The WhiteWave Foods Co ‘A’ *	4,265	121,723
Wal-Mart Stores Inc	32,840	2,509,961
Walgreen Co	21,946	1,449,094
Whole Foods Market Inc	11,409	578,550

		35,220,718

Energy - 4.6%

Anadarko Petroleum Corp	853	72,300
Antero Resources Corp *	538	33,679
Atwood Oceanics Inc *	349	17,586
Baker Hughes Inc	866	56,307
Cabot Oil & Gas Corp	12,967	439,322
Cameron International Corp *	4,292	265,117
Cheniere Energy Inc *	7,424	410,918
Cobalt International Energy Inc *	7,770	142,346
Concho Resources Inc *	3,222	394,695
Continental Resources Inc *	1,314	163,291
CVR Energy Inc	492	20,787
Dresser-Rand Group Inc *	2,344	136,913
Dril-Quip Inc *	1,249	140,013
EOG Resources Inc	7,834	1,536,796
EP Energy Corp ‘A’ *	496	9,707

	Shares	Value
EQT Corp	4,235	$410,668
FMC Technologies Inc *	7,297	381,560
Frank’s International NV (Netherlands)	430	10,655
Gulfport Energy Corp *	2,133	151,827
Halliburton Co	26,091	1,536,499
Kinder Morgan Inc	18,662	606,328
Kosmos Energy Ltd * (Bermuda)	3,148	34,628
Laredo Petroleum Inc *	1,150	29,739
Noble Energy Inc	1,402	99,598
Oasis Petroleum Inc *	3,099	129,321
Oceaneering International Inc	3,329	239,222
ONEOK Inc	5,960	353,130
Pioneer Natural Resources Co	3,101	580,321
QEP Resources Inc	536	15,780
Range Resources Corp	5,017	416,261
RPC Inc	1,543	31,508
Schlumberger Ltd (Netherlands)	40,893	3,987,068
Seadrill Ltd (NYSE) (Bermuda)	10,872	382,260
SM Energy Co	2,039	145,360
Southwestern Energy Co *	10,814	497,552
The Williams Cos Inc	11,530	467,888
Whiting Petroleum Corp *	305	21,164
World Fuel Services Corp	401	17,684

		14,385,798

Financials - 5.4%

Affiliated Managers Group Inc *	1,622	324,481
Allied World Assurance Co Holdings AG (Switzerland)	356	36,736
American Express Co	29,144	2,623,834
American Financial Group Inc	344	19,852
American Homes 4 Rent ‘A’ REIT	268	4,478
American Tower Corp REIT	12,165	995,948
Ameriprise Financial Inc	1,868	205,611
Aon PLC (United Kingdom)	7,332	617,941
Apartment Investment & Management Co ‘A’ REIT	2,476	74,825
Arch Capital Group Ltd * (Bermuda)	252	14,500
Arthur J Gallagher & Co	3,900	185,562
Artisan Partners Asset Management Inc ‘A’	170	10,922
Axis Capital Holdings Ltd (Bermuda)	895	41,036
BlackRock Inc	1,418	445,933
Boston Properties Inc REIT	446	51,080
Brixmor Property Group Inc REIT	277	5,908
Brown & Brown Inc	1,639	50,416
CBL & Associates Properties Inc REIT	1,669	29,625
CBOE Holdings Inc	2,685	151,971
CBRE Group Inc ‘A’ *	8,585	235,487
Corrections Corp of America REIT	2,249	70,439
Crown Castle International Corp REIT	10,276	758,163
Digital Realty Trust Inc REIT	3,106	164,866
Eaton Vance Corp	3,693	140,925
Endurance Specialty Holdings Ltd (Bermuda)	454	24,439
Equity Lifestyle Properties Inc REIT	1,864	75,772
Erie Indemnity Co ‘A’	775	54,064
Extra Space Storage Inc REIT	271	13,146
Federal Realty Investment Trust REIT	1,319	151,316
Federated Investors Inc ‘B’	2,105	64,287
Fidelity National Financial Inc ‘A’	610	19,178
Franklin Resources Inc	12,638	684,727
IntercontinentalExchange Group Inc	2,237	442,546
Lazard Ltd ‘A’ (Bermuda)	3,942	185,629
Leucadia National Corp	1,239	34,692
Loews Corp	764	33,654
LPL Financial Holdings Inc	1,285	67,514
Marsh & McLennan Cos Inc	11,328	558,470
McGraw Hill Financial Inc	3,980	303,674
Moody’s Corp	5,982	474,492
MSCI Inc *	1,569	67,498

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Nationstar Mortgage Holdings Inc *	636	$20,645
Ocwen Financial Corp *	3,189	124,945
Omega Healthcare Investors Inc REIT	3,759	126,002
Plum Creek Timber Co Inc REIT	5,443	228,824
Prudential Financial Inc	5,480	463,882
Public Storage REIT	4,105	691,651
Rayonier Inc REIT	3,876	177,947
Realogy Holdings Corp *	3,297	143,255
Regency Centers Corp REIT	1,190	60,761
Santander Consumer USA Holdings Inc *	1,949	46,932
SEI Investments Co	4,196	141,028
Senior Housing Properties Trust REIT	434	9,752
Signature Bank *	140	17,583
Simon Property Group Inc REIT	7,124	1,168,336
Spirit Realty Capital Inc REIT	2,154	23,651
T Rowe Price Group Inc	7,978	656,988
Tanger Factory Outlet Centers Inc REIT	2,906	101,710
Taubman Centers Inc REIT	359	25,414
The Charles Schwab Corp	4,595	125,581
The Chubb Corp	1,079	96,355
The Hanover Insurance Group Inc	396	24,330
The Progressive Corp	14,919	361,338
The St Joe Co *	145	2,791
The Travelers Cos Inc	2,936	249,854
Validus Holdings Ltd (Bermuda)	226	8,522
Ventas Inc REIT	4,067	246,338
Vornado Realty Trust REIT	1,116	109,993
Waddell & Reed Financial Inc ‘A’	2,644	194,651
Weyerhaeuser Co REIT	17,912	525,717

		16,690,413

Health Care - 12.0%

AbbVie Inc ‡	48,714	2,503,900
Actavis PLC * (Ireland)	5,335	1,098,210
Aetna Inc	3,096	232,107
Agilent Technologies Inc	1,254	70,124
Alexion Pharmaceuticals Inc *	6,003	913,236
Alkermes PLC * (Ireland)	4,164	183,591
Allergan Inc	9,117	1,131,420
AmerisourceBergen Corp	7,103	465,886
Amgen Inc	23,069	2,845,330
ARIAD Pharmaceuticals Inc *	5,230	42,154
Baxter International Inc	16,671	1,226,652
Becton Dickinson & Co	5,975	699,553
Biogen Idec Inc *	7,302	2,233,463
BioMarin Pharmaceutical Inc *	4,277	291,734
Bristol-Myers Squibb Co	43,501	2,259,877
Brookdale Senior Living Inc *	3,059	102,507
Bruker Corp *	3,337	76,050
Catamaran Corp (NASDAQ) * (Canada)	6,335	283,555
Celgene Corp *	12,830	1,791,068
Cerner Corp *	9,123	513,169
Charles River Laboratories International Inc *	688	41,514
Cigna Corp	504	42,200
Community Health Systems Inc *	758	29,691
Covance Inc *	1,719	178,604
CR Bard Inc	2,476	366,398
Cubist Pharmaceuticals Inc *	2,006	146,739
DaVita HealthCare Partners Inc *	5,667	390,173
DENTSPLY International Inc	1,231	56,675
Edwards Lifesciences Corp *	3,296	244,464
Eli Lilly & Co	6,678	393,067
Endo International PLC * (Ireland)	4,133	283,730
Envision Healthcare Holdings Inc *	985	33,322
Express Scripts Holding Co *	20,863	1,566,603
Gilead Sciences Inc *	46,919	3,324,680
HCA Holdings Inc *	594	31,185
Henry Schein Inc *	2,681	320,031
Hologic Inc *	2,418	51,987
IDEXX Laboratories Inc *	1,665	202,131

	Shares	Value
Illumina Inc *	3,826	$568,773
Incyte Corp Ltd *	3,167	169,498
Intuitive Surgical Inc *	1,171	512,886
Jazz Pharmaceuticals PLC * (Ireland)	1,595	221,195
Johnson & Johnson	11,146	1,094,872
Laboratory Corp of America Holdings *	2,689	264,087
McKesson Corp	6,971	1,230,869
Medivation Inc *	2,307	148,502
MEDNAX Inc *	2,003	124,146
Mettler-Toledo International Inc *	929	218,947
Mylan Inc *	11,723	572,434
Myriad Genetics Inc *	2,303	78,740
Patterson Cos Inc	2,408	100,558
Perrigo Co PLC (Ireland)	3,878	599,771
Pharmacyclics Inc *	1,798	180,195
Premier Inc ‘A’ *	615	20,264
Quest Diagnostics Inc	299	17,318
Quintiles Transnational Holdings Inc *	359	18,226
Regeneron Pharmaceuticals Inc *	2,464	739,890
ResMed Inc	4,383	195,876
Salix Pharmaceuticals Ltd *	1,886	195,408
Seattle Genetics Inc *	3,089	140,735
Sirona Dental Systems Inc *	1,691	126,267
St Jude Medical Inc	5,544	362,522
Stryker Corp	5,942	484,095
Techne Corp	539	46,014
Tenet Healthcare Corp *	2,978	127,488
The Cooper Cos Inc	1,102	151,371
Theravance Inc *	2,424	74,999
United Therapeutics Corp *	1,432	134,651
Universal Health Services Inc ‘B’	1,879	154,209
Varian Medical Systems Inc *	3,336	280,191
Veeva Systems Inc ‘A’ *	288	7,690
Vertex Pharmaceuticals Inc *	7,162	506,497
Waters Corp *	2,636	285,769
Zimmer Holdings Inc	289	27,334
Zoetis Inc	15,380	445,097

		37,294,164

Industrials - 12.0%

3M Co	17,961	2,436,589
AECOM Technology Corp *	317	10,198
Alaska Air Group Inc	1,997	186,340
Allegion PLC (Ireland)	2,183	113,887
AMERCO	125	29,015
American Airlines Group Inc *	3,522	128,905
AMETEK Inc	7,492	385,763
AO Smith Corp	1,029	47,355
Armstrong World Industries Inc *	762	40,577
Avis Budget Group Inc *	3,315	161,441
B/E Aerospace Inc *	2,843	246,744
Carlisle Cos Inc	110	8,727
Caterpillar Inc	3,662	363,893
CH Robinson Worldwide Inc	4,665	244,399
Chicago Bridge & Iron Co NV (Netherlands)	3,094	269,642
Cintas Corp	896	53,411
Clean Harbors Inc *	1,863	102,074
Colfax Corp *	3,201	228,327
Con-way Inc	631	25,921
Copa Holdings SA ‘A’ (Panama)	1,024	148,675
Copart Inc *	3,437	125,072
Crane Co	1,378	98,045
CSX Corp	15,688	454,481
Cummins Inc	4,786	713,066
Danaher Corp	3,739	280,425
Deere & Co	11,936	1,083,789
Delta Air Lines Inc	12,067	418,122
Donaldson Co Inc	4,164	176,554
Dover Corp	3,885	317,599
Emerson Electric Co	16,540	1,104,872

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Equifax Inc	3,708	$252,255
Expeditors International of Washington Inc	6,357	251,928
Fastenal Co	9,126	450,094
Flowserve Corp	4,399	344,618
Fluor Corp	3,002	233,345
Fortune Brands Home & Security Inc	4,463	187,803
Genesee & Wyoming Inc ‘A’ *	574	55,862
Graco Inc	1,885	140,885
Harsco Corp	143	3,351
HD Supply Holdings Inc *	1,161	30,360
Hertz Global Holdings Inc *	10,655	283,849
Hexcel Corp *	3,085	134,321
Honeywell International Inc	24,201	2,244,885
Hubbell Inc ‘B’	1,324	158,708
Huntington Ingalls Industries Inc	1,543	157,787
IDEX Corp	2,358	171,875
IHS Inc ‘A’ *	2,022	245,673
Illinois Tool Works Inc	4,077	331,582
Ingersoll-Rand PLC (Ireland)	6,090	348,592
Iron Mountain Inc	4,718	130,075
ITT Corp	2,767	118,317
JB Hunt Transport Services Inc	2,813	202,311
Kansas City Southern	3,390	345,983
KAR Auction Services Inc	879	26,678
Kirby Corp *	1,032	104,490
Landstar System Inc	1,433	84,862
Lennox International Inc	1,551	141,001
Lincoln Electric Holdings Inc	2,556	184,058
Lockheed Martin Corp	7,985	1,303,471
Masco Corp	10,979	243,844
MRC Global Inc *	1,130	30,465
MSC Industrial Direct Co Inc ‘A’	1,455	125,887
Navistar International Corp *	239	8,095
Nielsen Holdings NV (Netherlands)	986	44,005
Nordson Corp	1,976	139,288
Norfolk Southern Corp	1,755	170,533
Old Dominion Freight Line Inc *	2,184	123,920
PACCAR Inc	1,404	94,686
Pall Corp	3,424	306,345
Pitney Bowes Inc	2,661	69,159
Precision Castparts Corp	4,501	1,137,673
Quanta Services Inc *	1,336	49,298
Robert Half International Inc	4,294	180,133
Rockwell Automation Inc	4,296	535,067
Rockwell Collins Inc	3,719	296,293
Rollins Inc	1,977	59,784
Roper Industries Inc	3,046	406,671
RR Donnelley & Sons Co	3,000	53,700
Snap-on Inc	191	21,675
SolarCity Corp *	725	45,400
Southwest Airlines Co	2,412	56,947
Spirit Aerosystems Holdings Inc ‘A’ *	480	13,531
Stanley Black & Decker Inc	439	35,664
Stericycle Inc *	2,654	301,547
The Babcock & Wilcox Co	2,383	79,116
The Boeing Co	23,336	2,928,435
The Dun & Bradstreet Corp	1,069	106,205
The Manitowoc Co Inc	4,108	129,197
The Toro Co	1,781	112,541
TransDigm Group Inc	1,612	298,542
Triumph Group Inc	320	20,666
Union Pacific Corp	14,358	2,694,422
United Continental Holdings Inc *	10,948	488,609
United Parcel Service Inc ‘B’	22,281	2,169,724
United Rentals Inc *	2,899	275,231
United Technologies Corp	26,496	3,095,793
Valmont Industries Inc	823	122,495
Verisk Analytics Inc ‘A’ *	4,656	279,174
WABCO Holdings Inc *	1,796	189,586
Wabtec Corp	2,960	229,400

	Shares	Value
Waste Connections Inc	3,585	$157,238
Waste Management Inc	1,154	48,549
WW Grainger Inc	1,814	458,325
Xylem Inc	349	12,711

		37,118,496

Information Technology - 26.3%

3D Systems Corp *	3,095	183,069
Accenture PLC ‘A’ (Ireland)	19,768	1,575,905
Adobe Systems Inc * ‡	6,022	395,886
Advanced Micro Devices Inc *	18,800	75,388
Akamai Technologies Inc *	5,467	318,234
Alliance Data Systems Corp *	1,513	412,217
Altera Corp	3,399	123,180
Amphenol Corp ‘A’	4,917	450,643
Analog Devices Inc	4,096	217,661
ANSYS Inc *	2,868	220,893
Apple Inc	21,856	11,730,989
Applied Materials Inc	24,433	498,922
Atmel Corp *	13,191	110,277
Autodesk Inc *	5,482	269,605
Automatic Data Processing Inc	14,926	1,153,183
Avago Technologies Ltd (Singapore)	6,935	446,683
Booz Allen Hamilton Holding Corp	849	18,678
Broadcom Corp ‘A’	7,677	241,672
Broadridge Financial Solutions Inc	3,730	138,532
Cadence Design Systems Inc *	8,708	135,322
CDW Corp	261	7,162
Citrix Systems Inc *	5,757	330,625
Cognizant Technology Solutions Corp ‘A’ *	18,556	939,119
CommScope Holding Co Inc *	709	17,498
Concur Technologies Inc *	1,436	142,265
Cree Inc *	3,628	205,200
Dolby Laboratories Inc ‘A’ *	570	25,365
DST Systems Inc	864	81,899
eBay Inc *	39,919	2,205,126
Electronic Arts Inc *	7,151	207,451
EMC Corp	32,312	885,672
Equinix Inc *	1,518	280,587
F5 Networks Inc *	2,080	221,790
Facebook Inc ‘A’ *	52,404	3,156,817
FactSet Research Systems Inc	1,353	145,867
Fidelity National Information Services Inc	910	48,640
FireEye Inc *	418	25,736
Fiserv Inc *	8,193	464,461
FleetCor Technologies Inc *	2,089	240,444
FLIR Systems Inc	3,044	109,584
Fortinet Inc *	4,175	91,975
Freescale Semiconductor Ltd * (Bermuda)	907	22,140
Gartner Inc *	2,885	200,334
Genpact Ltd * (Bermuda)	5,173	90,114
Global Payments Inc	2,213	157,366
Google Inc ‘A’ *	8,295	9,244,861
Harris Corp	589	43,091
IAC/InterActiveCorp	2,298	164,054
Informatica Corp *	3,326	125,656
Intel Corp	9,941	256,577
International Business Machines Corp	30,071	5,788,367
Intuit Inc	9,134	709,986
IPG Photonics Corp *	988	70,227
Jack Henry & Associates Inc	2,650	147,764
JDS Uniphase Corp *	5,493	76,902
Juniper Networks Inc *	2,885	74,318
Knowles Corp *	1,955	61,719
Lam Research Corp *	1,178	64,790
Linear Technology Corp	7,176	349,399
LinkedIn Corp ‘A’ *	2,978	550,751
LSI Corp	1,888	20,900
MasterCard Inc ‘A’	35,945	2,685,092
Maxim Integrated Products Inc	8,955	296,590

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Microchip Technology Inc	6,065	$ 289,664
MICROS Systems Inc *	380	20,113
Microsoft Corp	256,869	10,529,060
Motorola Solutions Inc	6,584	423,285
National Instruments Corp	2,963	85,009
NCR Corp *	5,058	184,870
NetApp Inc	10,462	386,048
NetSuite Inc *	1,078	102,227
NeuStar Inc ‘A’ *	1,669	54,259
Nimble Storage Inc *	103	3,903
ON Semiconductor Corp *	13,178	123,873
Oracle Corp	103,364	4,228,621
Palo Alto Networks Inc *	1,099	75,391
Pandora Media Inc *	4,365	132,347
Paychex Inc	9,007	383,698
QUALCOMM Inc	53,146	4,191,094
Rackspace Hosting Inc *	3,476	114,082
Red Hat Inc *	5,833	309,032
Riverbed Technology Inc *	4,753	93,682
Rovi Corp *	319	7,267
Salesforce.com Inc *	18,147	1,036,012
SanDisk Corp	3,155	256,155
ServiceNow Inc *	2,552	152,916
Silicon Laboratories Inc *	1,133	59,199
Skyworks Solutions Inc *	4,889	183,435
SolarWinds Inc *	2,016	85,942
Solera Holdings Inc	2,120	134,281
Splunk Inc *	3,470	248,070
Stratasys Ltd * (Israel)	608	64,503
Symantec Corp	15,602	311,572
Tableau Software Inc ‘A’ *	328	24,954
Teradata Corp *	5,027	247,278
Texas Instruments Inc	34,117	1,608,617
The Western Union Co	17,140	280,410
TIBCO Software Inc *	5,050	102,616
Total System Services Inc	3,901	118,629
Trimble Navigation Ltd *	7,870	305,907
Twitter Inc *	1,851	86,386
Vantiv Inc ‘A’ *	2,692	81,352
VeriSign Inc *	3,989	215,047
Visa Inc ‘A’	16,070	3,468,870
VMware Inc ‘A’ *	2,631	284,201
Workday Inc ‘A’ *	1,243	113,648
Xilinx Inc	8,117	440,510
Zebra Technologies Corp ‘A’ *	126	8,746

		81,408,001

Materials - 4.4%

Airgas Inc	2,015	214,618
Albemarle Corp	952	63,232
AptarGroup Inc	1,439	95,118
Avery Dennison Corp	985	49,910
Ball Corp	4,321	236,834
Bemis Co Inc	1,367	53,641
Celanese Corp ‘A’	4,912	272,665
Compass Minerals International Inc	1,025	84,583
Crown Holdings Inc *	3,775	168,894
Eagle Materials Inc	1,523	135,029
Eastman Chemical Co	4,764	410,704
Ecolab Inc	8,066	871,047
EI du Pont de Nemours & Co	28,313	1,899,802
FMC Corp	4,188	320,633
Greif Inc ‘A’	199	10,446
International Flavors & Fragrances Inc	2,507	239,845
International Paper Co	11,769	539,962
LyondellBasell Industries NV ‘A’ (Netherlands)	11,859	1,054,739
Martin Marietta Materials Inc	1,417	181,872
Monsanto Co	16,421	1,868,217
NewMarket Corp	292	114,108

	Shares	Value
Owens-Illinois Inc *	2,977	$ 100,712
Packaging Corp of America	3,017	212,306
PPG Industries Inc	3,993	772,486
Praxair Inc	9,097	1,191,434
Rock-Tenn Co ‘A’	1,594	168,279
Rockwood Holdings Inc	1,635	121,644
Royal Gold Inc	504	31,561
RPM International Inc	3,816	159,661
Sealed Air Corp	6,026	198,075
Sigma-Aldrich Corp	3,495	326,363
Silgan Holdings Inc	1,343	66,505
Southern Copper Corp	4,857	141,387
Tahoe Resources Inc (NYSE) * (Canada)	376	7,952
The Dow Chemical Co	4,875	236,876
The Scotts Miracle-Gro Co ‘A’	1,325	81,196
The Sherwin-Williams Co	2,725	537,179
The Valspar Corp	2,599	187,440
Westlake Chemical Corp	1,083	71,673
WR Grace & Co *	2,035	201,811

		13,700,439

Telecommunication Services - 2.2%

Intelsat SA * (Luxembourg)	35	655
Level 3 Communications Inc *	1,778	69,591
SBA Communications Corp ‘A’ *	3,925	357,018
Sprint Corp *	4,840	44,480
tw telecom Inc *	4,327	135,262
Verizon Communications Inc	126,942	6,038,631
Windstream Holdings Inc	17,237	142,033

		6,787,670

Utilities - 0.1%

Aqua America Inc	4,743	118,907
Calpine Corp *	1,251	26,158
ITC Holdings Corp	4,831	180,438
ONE Gas Inc *	1,470	52,817
Questar Corp	668	15,885

		394,205

Total Common Stocks (Cost $223,379,111)		300,830,370

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 1000 Growth	2,389	206,744

Total Exchange-Traded Fund (Cost $160,689)		206,744

	Principal Amount
SHORT-TERM INVESTMENT - 4.9%

Repurchase Agreement - 4.9%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $15,136,811; collateralized by Fannie Mac: 1.740% due 12/26/18 and value $15,440,675)	$15,136,811	15,136,811

Total Short-Term Investment (Cost $15,136,811)		15,136,811

TOTAL INVESTMENTS - 102.0% (Cost $238,676,611)		316,173,925

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(6,137,912)

NET ASSETS - 100.0%		$310,036,013

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2014, investments with a total aggregate value of $1,140,000 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini (06/14)	31	($52,554)
S&P 500 E-Mini (06/14)	68	17,885

Total Futures Contracts		($34,669)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$300,830,370	$300,830,370	$-	$-
	Exchange-Traded Fund	206,744	206,744	-	-
	Short-Term Investment	15,136,811	-	15,136,811	-
	Derivatives:
	Equity Contracts
	Futures	17,885	17,885	-	-

	Total Assets	316,191,810	301,054,999	15,136,811	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(52,554)	(52,554)	-	-

	Total Liabilities	(52,554)	(52,554)	-	-

	Total	$316,139,256	$301,002,445	$15,136,811	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.8%

Consumer Discretionary - 6.1%

Aaron’s Inc	2,474	$74,814
Abercrombie & Fitch Co ‘A’	2,716	104,566
Allison Transmission Holdings Inc	1,137	34,042
American Eagle Outfitters Inc	2,774	33,954
Apollo Education Group Inc *	3,828	131,071
ARAMARK Holdings Corp	210	6,073
Ascena Retail Group Inc *	4,310	74,477
Best Buy Co Inc	7,860	207,583
Big Lots Inc *	1,681	63,660
Carnival Corp (Panama)	16,400	620,904
CBS Corp ‘B’	2,024	125,083
Chico’s FAS Inc	387	6,204
Choice Hotels International Inc	1,036	47,656
Comcast Corp ‘A’	7,829	391,607
CST Brands Inc	2,385	74,507
Darden Restaurants Inc	1,769	89,795
Deckers Outdoor Corp *	759	60,515
DeVry Education Group Inc	2,470	104,703
Dillard’s Inc ‘A’	352	32,525
DR Horton Inc	11,073	239,731
DreamWorks Animation SKG Inc ‘A’ *	2,908	77,207
DSW Inc ‘A’	234	8,391
Foot Locker Inc	5,199	244,249
Ford Motor Co	98,350	1,534,260
GameStop Corp ‘A’	4,667	191,814
Gannett Co Inc	8,987	248,041
Garmin Ltd (Switzerland)	4,815	266,077
General Motors Co	48,778	1,678,939
Gentex Corp	2,414	76,113
Genuine Parts Co	333	28,921
Graham Holdings Co ‘B’	171	120,341
Guess? Inc	2,362	65,191
Harman International Industries Inc	2,668	283,875
Hasbro Inc	674	37,488
Hilton Worldwide Holdings Inc *	2,307	51,308
Hyatt Hotels Corp ‘A’ *	1,757	94,544
JC Penney Co Inc *	8,862	76,390
John Wiley & Sons Inc ‘A’	1,787	103,003
Johnson Controls Inc	26,891	1,272,482
Kohl’s Corp	8,188	465,078
Lear Corp	2,809	235,170
Leggett & Platt Inc	5,611	183,143
Lennar Corp ‘A’	6,492	257,213
Liberty Global PLC ‘A’ * (United Kingdom)	2,308	96,013
Liberty Global PLC ‘C’ * (United Kingdom)	2,308	93,959
Liberty Interactive Corp ‘A’ *	17,967	518,707
Liberty Media Corp ‘A’ *	3,757	491,153
Macy’s Inc	3,390	200,993
Marriott International Inc ‘A’	1,071	59,997
MGM Resorts International *	14,595	377,427
Mohawk Industries Inc *	2,381	323,768
Murphy USA Inc *	1,888	76,634
Newell Rubbermaid Inc	4,770	142,623
News Corp ‘A’ *	5,133	88,390
Norwegian Cruise Line Holdings Ltd * (Bermuda)	68	2,194
NVR Inc *	31	35,557
Penn National Gaming Inc *	2,595	31,970
PVH Corp	368	45,915
Regal Entertainment Group ‘A’	2,531	47,279
Royal Caribbean Cruises Ltd (Liberia)	6,413	349,893
Sears Holdings Corp *	1,715	81,908
Service Corp International	1,830	36,380
Signet Jewelers Ltd (NYSE) (Bermuda)	2,899	306,888
Sirius XM Holdings Inc *	63,948	204,634
Staples Inc	26,067	295,600

	Shares	Value
Starwood Hotels & Resorts Worldwide Inc	4,392	$349,603
Starz ‘A’ *	484	15,624
Target Corp	5,442	329,295
Taylor Morrison Home Corp ‘A’ *	147	3,455
The Interpublic Group of Cos Inc	9,169	157,157
The Walt Disney Co	55,002	4,404,010
The Wendy’s Co	10,861	99,052
Thomson Reuters Corp (NYSE) (Canada)	14,657	501,269
Time Warner Inc	36,593	2,390,621
Toll Brothers Inc *	6,977	250,474
TRW Automotive Holdings Corp *	4,225	344,845
Twenty-First Century Fox Inc ‘A’	20,518	655,961
Weight Watchers International Inc	447	9,181
Whirlpool Corp	2,891	432,089
zulily Inc ‘A’ *	232	11,644

		23,984,870

Consumer Staples - 5.5%

Archer-Daniels-Midland Co	23,905	1,037,238
Beam Inc	6,316	526,123
Bunge Ltd (Bermuda)	5,775	459,170
Campbell Soup Co	2,349	105,423
ConAgra Foods Inc	1,260	39,098
Constellation Brands Inc ‘A’ *	355	30,164
Coty Inc ‘A’	706	10,576
CVS Caremark Corp	42,537	3,184,320
Dean Foods Co	3,628	56,089
Energizer Holdings Inc	2,444	246,209
Ingredion Inc	2,671	181,842
Kellogg Co	798	50,043
Kimberly-Clark Corp	2,477	273,089
Molson Coors Brewing Co ‘B’	5,485	322,847
Mondelez International Inc ‘A’	70,050	2,420,227
Pinnacle Foods Inc	588	17,558
Reynolds American Inc	3,007	160,634
Safeway Inc	8,724	322,264
Sprouts Farmers Market Inc *	220	7,927
Sysco Corp	15,238	550,549
The Clorox Co	854	75,160
The JM Smucker Co	3,659	355,801
The Procter & Gamble Co	107,589	8,671,673
Tyson Foods Inc ‘A’	10,995	483,890
Wal-Mart Stores Inc	21,304	1,628,265
Walgreen Co	9,188	606,684

		21,822,863

Energy - 13.8%

Anadarko Petroleum Corp	18,603	1,576,790
Antero Resources Corp *	820	51,332
Apache Corp	15,383	1,276,020
Atwood Oceanics Inc *	1,832	92,315
Baker Hughes Inc	16,252	1,056,705
Cameron International Corp *	3,217	198,714
Chesapeake Energy Corp	22,746	582,753
Chevron Corp	76,096	9,048,575
Cimarex Energy Co	3,394	404,259
Cobalt International Energy Inc *	942	17,257
ConocoPhillips	47,996	3,376,519
CONSOL Energy Inc	8,976	358,591
Denbury Resources Inc	14,652	240,293
Devon Energy Corp	15,938	1,066,730
Diamond Offshore Drilling Inc	2,704	131,847
Energen Corp	2,836	229,177
EOG Resources Inc	684	134,180
EP Energy Corp ‘A’ *	756	14,795
EQT Corp	508	49,261
Exxon Mobil Corp	174,542	17,049,263
Frank’s International NV (Netherlands)	783	19,403
Golar LNG Ltd (NOTC) (Bermuda)	1,697	70,748
Gulfport Energy Corp *	605	43,064

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Helmerich & Payne Inc	3,724	$ 400,553
Hess Corp	11,414	945,992
HollyFrontier Corp	7,974	379,403
Kinder Morgan Inc	2,207	71,705
Laredo Petroleum Inc *	178	4,603
Marathon Oil Corp	27,826	988,380
Marathon Petroleum Corp	11,817	1,028,552
McDermott International Inc * (Panama)	9,339	73,031
Murphy Oil Corp	7,045	442,849
Nabors Industries Ltd (Bermuda)	11,568	285,151
National Oilwell Varco Inc	16,774	1,306,191
Newfield Exploration Co *	5,319	166,804
Noble Energy Inc	12,291	873,153
Occidental Petroleum Corp	31,626	3,013,642
Oil States International Inc *	2,158	212,779
ONEOK Inc	482	28,559
Patterson-UTI Energy Inc	5,768	182,730
PBF Energy Inc ‘A’	931	24,020
Peabody Energy Corp	10,588	173,008
Phillips 66	23,068	1,777,620
Pioneer Natural Resources Co	1,405	262,932
QEP Resources Inc	6,328	186,296
Rowan Cos PLC ‘A’ * (United Kingdom)	4,877	164,257
RPC Inc	460	9,393
SandRidge Energy Inc *	19,414	119,202
Spectra Energy Corp	26,271	970,451
Superior Energy Services Inc	6,266	192,742
Teekay Corp	1,493	83,966
Tesoro Corp	5,333	269,796
The Williams Cos Inc	12,088	490,531
Tidewater Inc	1,944	94,517
Ultra Petroleum Corp * (Canada)	6,005	161,474
Unit Corp *	1,928	126,053
Valero Energy Corp	21,409	1,136,818
Whiting Petroleum Corp *	4,256	295,324
World Fuel Services Corp	2,313	102,003
WPX Energy Inc *	7,863	141,770

		54,274,841

Financials - 27.6%

ACE Ltd (Switzerland)	13,354	1,322,847
Aflac Inc	18,302	1,153,758
Alexandria Real Estate Equities Inc REIT	2,805	203,531
Alleghany Corp *	659	268,463
Allied World Assurance Co Holdings AG (Switzerland)	909	93,800
American Campus Communities Inc REIT	4,115	153,695
American Capital Agency Corp REIT	13,985	300,538
American Capital Ltd *	11,093	175,158
American Financial Group Inc	2,637	152,181
American Homes 4 Rent ‘A’ REIT	1,609	26,886
American International Group Inc	57,955	2,898,330
American National Insurance Co	282	31,880
Ameriprise Financial Inc	5,096	560,917
Annaly Capital Management Inc REIT	37,194	408,018
Aon PLC (United Kingdom)	2,779	234,214
Apartment Investment & Management Co ‘A’ REIT	2,598	78,512
Arch Capital Group Ltd * (Bermuda)	4,896	281,716
Ares Capital Corp	11,605	204,480
Artisan Partners Asset Management Inc ‘A’	302	19,404
Aspen Insurance Holdings Ltd (Bermuda)	2,603	103,339
Associated Banc-Corp	6,587	118,961
Assurant Inc	2,855	185,461
Assured Guaranty Ltd (Bermuda)	6,620	167,618
AvalonBay Communities Inc REIT	5,079	666,974
Axis Capital Holdings Ltd (Bermuda)	3,278	150,296
Bank of America Corp	423,183	7,278,748
Bank of Hawaii Corp	1,761	106,734
BankUnited Inc	2,529	87,933

	Shares	Value
BB&T Corp	27,546	$1,106,523
Berkshire Hathaway Inc ‘B’ *	70,645	8,828,506
BioMed Realty Trust Inc REIT	7,317	149,925
BlackRock Inc	3,317	1,043,130
BOK Financial Corp	1,052	72,641
Boston Properties Inc REIT	5,391	617,431
Brandywine Realty Trust REIT	6,150	88,929
BRE Properties Inc REIT	3,026	189,972
Brixmor Property Group Inc REIT	1,475	31,462
Brown & Brown Inc	2,523	77,607
Camden Property Trust REIT	3,331	224,310
Capital One Financial Corp	22,932	1,769,433
CapitalSource Inc	7,700	112,343
CBL & Associates Properties Inc REIT	4,331	76,875
Chimera Investment Corp REIT	40,357	123,492
Cincinnati Financial Corp	6,417	312,251
CIT Group Inc	7,901	387,307
Citigroup Inc	119,449	5,685,772
City National Corp	1,834	144,372
CME Group Inc ‘A’	12,441	920,758
CNA Financial Corp	1,049	44,813
Comerica Inc	7,328	379,590
Commerce Bancshares Inc	3,172	147,244
CommonWealth REIT	4,646	122,190
Corporate Office Properties Trust REIT	3,369	89,750
Corrections Corp of America REIT	1,644	51,490
Cullen/Frost Bankers Inc	2,043	158,394
DDR Corp REIT	11,639	191,811
Digital Realty Trust Inc REIT	1,080	57,326
Discover Financial Services	19,252	1,120,274
Douglas Emmett Inc REIT	5,599	151,957
Duke Realty Corp REIT	12,631	213,211
E*TRADE Financial Corp *	11,262	259,251
East West Bancorp Inc	5,534	201,991
Endurance Specialty Holdings Ltd (Bermuda)	1,102	59,321
Equity Lifestyle Properties Inc REIT	910	36,992
Equity Residential REIT	14,138	819,863
Essex Property Trust Inc REIT	1,492	253,715
Everest Re Group Ltd (Bermuda)	1,916	293,244
Extra Space Storage Inc REIT	4,009	194,477
Federal Realty Investment Trust REIT	879	100,839
Federated Investors Inc ‘B’	959	29,288
Fidelity National Financial Inc ‘A’	9,956	313,017
Fifth Third Bancorp	34,336	788,011
First Citizens BancShares Inc ‘A’	293	70,540
First Horizon National Corp	9,474	116,909
First Niagara Financial Group Inc	13,900	131,355
First Republic Bank	4,571	246,788
Forest City Enterprises Inc ‘A’ *	6,201	118,439
Fulton Financial Corp	7,665	96,426
Gaming & Leisure Properties Inc REIT	3,771	137,491
General Growth Properties Inc REIT	21,997	483,934
Genworth Financial Inc ‘A’ *	19,360	343,253
Hatteras Financial Corp REIT	3,911	73,722
HCC Insurance Holdings Inc	3,942	179,322
HCP Inc REIT	17,842	692,091
Health Care REIT Inc	11,171	665,792
Healthcare Trust of America Inc ‘A’ REIT	4,598	52,371
Home Properties Inc REIT	2,232	134,188
Hospitality Properties Trust REIT	5,873	168,673
Host Hotels & Resorts Inc REIT	29,237	591,757
Hudson City Bancorp Inc	20,749	203,963
Huntington Bancshares Inc	32,931	328,322
ING US Inc	2,945	106,815
Interactive Brokers Group Inc ‘A’	1,840	39,873
IntercontinentalExchange Group Inc	1,627	321,869
Invesco Ltd (Bermuda)	17,456	645,872
Jones Lang LaSalle Inc	1,731	205,123
JPMorgan Chase & Co	148,371	9,007,603

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Kemper Corp	1,886	$ 73,875
KeyCorp	36,138	514,605
Kilroy Realty Corp REIT	3,198	187,339
Kimco Realty Corp REIT	16,048	351,130
Legg Mason Inc	4,364	214,011
Leucadia National Corp	10,047	281,316
Liberty Property Trust REIT	5,086	187,979
Lincoln National Corp	10,540	534,062
Loews Corp	11,092	488,603
LPL Financial Holdings Inc	437	22,960
M&T Bank Corp	5,065	614,384
Mack-Cali Realty Corp REIT	3,477	72,287
Markel Corp *	541	322,490
Marsh & McLennan Cos Inc	7,186	354,270
MBIA Inc *	5,605	78,414
McGraw Hill Financial Inc	5,682	433,537
Mercury General Corp	391	17,626
MetLife Inc	35,096	1,853,069
MFA Financial Inc REIT	14,190	109,973
Mid-America Apartment Communities Inc REIT	2,930	200,031
Morgan Stanley	59,776	1,863,218
MSCI Inc *	2,755	118,520
National Retail Properties Inc REIT	4,648	159,519
New York Community Bancorp Inc	17,309	278,156
Northern Trust Corp	9,392	615,740
Old Republic International Corp	10,193	167,165
PartnerRe Ltd (Bermuda)	2,124	219,834
People’s United Financial Inc	12,157	180,775
Piedmont Office Realty Trust Inc ‘A’ REIT	6,185	106,073
Popular Inc *	4,055	125,664
Post Properties Inc REIT	2,144	105,270
Principal Financial Group Inc	11,519	529,759
ProAssurance Corp	2,428	108,119
Prologis Inc REIT	19,559	798,594
Protective Life Corp	3,081	162,030
Prudential Financial Inc	11,220	949,773
Public Storage REIT	388	65,374
Raymond James Financial Inc	4,787	267,737
Realogy Holdings Corp *	517	22,464
Realty Income Corp REIT	8,093	330,680
Regency Centers Corp REIT	2,090	106,715
Regions Financial Corp	55,487	616,461
Reinsurance Group of America Inc	2,847	226,707
RenaissanceRe Holdings Ltd (Bermuda)	1,636	159,674
Retail Properties of America Inc ‘A’ REIT	5,306	71,843
Santander Consumer USA Holdings Inc *	917	22,081
SEI Investments Co	287	9,646
Senior Housing Properties Trust REIT	6,847	153,852
Signature Bank *	1,676	210,489
Simon Property Group Inc REIT	3,080	505,120
SL Green Realty Corp REIT	3,407	342,812
SLM Corp	17,441	426,956
Spirit Realty Capital Inc REIT	11,732	128,817
StanCorp Financial Group Inc	1,739	116,165
Starwood Property Trust Inc REIT	7,661	180,723
Starwood Waypoint Residential Trust REIT *	1,534	44,164
State Street Corp	16,945	1,178,525
SunTrust Banks Inc	21,206	843,787
SVB Financial Group *	1,770	227,941
Synovus Financial Corp	38,419	130,240
Taubman Centers Inc REIT	2,045	144,766
TCF Financial Corp	6,436	107,224
TD Ameritrade Holding Corp	9,143	310,405
TFS Financial Corp *	3,098	38,508
The Allstate Corp	18,398	1,040,959
The Bank of New York Mellon Corp	45,562	1,607,883
The Charles Schwab Corp	37,238	1,017,715
The Chubb Corp	8,271	738,600

	Shares	Value
The Goldman Sachs Group Inc	17,999	$ 2,949,136
The Hanover Insurance Group Inc	1,245	76,493
The Hartford Financial Services Group Inc	17,897	631,227
The Howard Hughes Corp *	1,551	221,343
The Macerich Co REIT	5,398	336,457
The NASDAQ OMX Group Inc	4,376	161,649
The PNC Financial Services Group Inc	20,783	1,808,121
The Progressive Corp	4,643	112,453
The St Joe Co *	1,664	32,032
The Travelers Cos Inc	10,131	862,148
Torchmark Corp	3,631	285,760
Two Harbors Investment Corp REIT	14,344	147,026
UDR Inc REIT	9,845	254,296
Unum Group	10,480	370,049
US Bancorp	72,608	3,111,979
Validus Holdings Ltd (Bermuda)	3,351	126,366
Valley National Bancorp	7,847	81,687
Ventas Inc REIT	6,318	382,681
Vornado Realty Trust REIT	5,915	582,982
Washington Federal Inc	4,092	95,344
Weingarten Realty Investors REIT	4,784	143,520
Wells Fargo & Co	189,522	9,426,824
White Mountains Insurance Group Ltd (Bermuda)	243	145,776
WP Carey Inc REIT	2,255	135,458
WR Berkley Corp	4,158	173,056
XL Group PLC (Ireland)	11,190	349,687
Zions Bancorp	7,235	224,140

		108,660,874

Health Care - 12.8%

Abbott Laboratories	61,194	2,356,581
Aetna Inc	10,899	817,098
Agilent Technologies Inc	12,034	672,941
Alere Inc *	3,193	109,680
Allscripts Healthcare Solutions Inc *	6,984	125,922
Bio-Rad Laboratories Inc ‘A’ *	804	103,008
Boston Scientific Corp *	52,963	716,060
Bristol-Myers Squibb Co	8,963	465,628
Cardinal Health Inc	13,419	939,062
CareFusion Corp *	8,182	329,080
Charles River Laboratories International Inc *	1,058	63,840
Cigna Corp	10,551	883,435
Community Health Systems Inc *	3,412	133,648
Covidien PLC (Ireland)	18,469	1,360,427
DENTSPLY International Inc	4,057	186,784
Eli Lilly & Co	30,391	1,788,814
Envision Healthcare Holdings Inc *	683	23,106
Express Scripts Holding Co *	3,839	288,271
Forest Laboratories Inc *	10,469	965,975
HCA Holdings Inc *	9,739	511,297
Health Net Inc *	3,116	105,975
Hill-Rom Holdings Inc	2,347	90,453
Hologic Inc *	7,477	160,755
Hospira Inc *	6,498	281,038
Humana Inc	6,183	696,948
Johnson & Johnson	96,039	9,433,911
LifePoint Hospitals Inc *	1,861	101,518
Mallinckrodt PLC * (Ireland)	2,309	146,414
MEDNAX Inc *	1,389	86,090
Medtronic Inc	39,884	2,454,461
Merck & Co Inc	118,535	6,729,232
Omnicare Inc	4,120	245,840
Patterson Cos Inc	385	16,078
PerkinElmer Inc	4,395	198,039
Pfizer Inc	262,541	8,432,817
Premier Inc ‘A’ *	461	15,190
QIAGEN NV (XNGS) * (Netherlands)	9,190	193,817
Quest Diagnostics Inc	5,333	308,887

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Quintiles Transnational Holdings Inc *	583	$ 29,599
St Jude Medical Inc	4,050	264,829
Stryker Corp	5,446	443,686
Techne Corp	784	66,930
Teleflex Inc	1,614	173,085
The Cooper Cos Inc	500	68,680
Thermo Fisher Scientific Inc	15,347	1,845,323
UnitedHealth Group Inc	40,041	3,282,962
Universal Health Services Inc ‘B’	1,165	95,612
VCA Antech Inc *	3,477	112,064
Veeva Systems Inc ‘A’ *	172	4,592
WellPoint Inc	11,088	1,103,810
Zimmer Holdings Inc	6,240	590,179

		50,619,471

Industrials - 9.6%

3M Co	4,173	566,109
AECOM Technology Corp *	3,660	117,742
AGCO Corp	3,821	210,766
Air Lease Corp	2,753	102,659
Alaska Air Group Inc	220	20,528
Allegion PLC (Ireland)	1,108	57,804
Alliant Techsystems Inc	1,264	179,678
AMERCO	129	29,943
American Airlines Group Inc *	3,241	118,621
AO Smith Corp	1,743	80,213
B/E Aerospace Inc *	253	21,958
Carlisle Cos Inc	2,370	188,036
Caterpillar Inc	21,145	2,101,179
Cintas Corp	2,909	173,405
Con-way Inc	1,404	57,676
Covanta Holding Corp	4,196	75,738
Crane Co	138	9,819
CSX Corp	20,101	582,326
Cummins Inc	1,341	199,796
Danaher Corp	18,729	1,404,675
Delta Air Lines Inc	18,223	631,427
Donaldson Co Inc	465	19,716
Dover Corp	1,760	143,880
Eaton Corp PLC (Ireland)	18,572	1,395,129
Emerson Electric Co	7,112	475,082
Exelis Inc	7,388	140,446
FedEx Corp	11,600	1,537,696
Fluor Corp	2,565	199,377
Fortune Brands Home & Security Inc	793	33,369
GATX Corp	1,838	124,763
General Dynamics Corp	11,725	1,277,087
General Electric Co	405,900	10,508,751
Genesee & Wyoming Inc ‘A’ *	956	93,038
Harsco Corp	2,977	69,751
HD Supply Holdings Inc *	907	23,718
Hubbell Inc ‘B’	646	77,436
IDEX Corp	233	16,983
Illinois Tool Works Inc	8,783	714,321
Ingersoll-Rand PLC (Ireland)	3,144	179,963
Iron Mountain Inc	695	19,161
Jacobs Engineering Group Inc *	5,135	326,072
Joy Global Inc	4,074	236,292
KAR Auction Services Inc	1,868	56,694
KBR Inc	5,804	154,851
Kennametal Inc	3,092	136,976
Kirby Corp *	912	92,340
L-3 Communications Holdings Inc	3,533	417,424
Manpowergroup Inc	3,028	238,697
MRC Global Inc *	1,863	50,226
Navistar International Corp *	1,932	65,437
Nielsen Holdings NV (Netherlands)	7,341	327,629
Norfolk Southern Corp	10,131	984,429
Northrop Grumman Corp	8,715	1,075,257
Oshkosh Corp	3,455	203,396

	Shares	Value
Owens Corning	4,668	$ 201,518
PACCAR Inc	12,095	815,687
Parker Hannifin Corp	5,859	701,381
Pentair Ltd (Switzerland)	8,021	636,386
Pitney Bowes Inc	4,479	116,409
Quanta Services Inc *	6,484	239,260
Raytheon Co	12,743	1,258,881
Regal-Beloit Corp	1,767	128,479
Republic Services Inc	10,616	362,642
Rockwell Collins Inc	588	46,846
RR Donnelley & Sons Co	3,760	67,304
Ryder System Inc	2,039	162,957
Snap-on Inc	2,030	230,364
Southwest Airlines Co	25,237	595,846
Spirit Aerosystems Holdings Inc ‘A’ *	4,081	115,043
SPX Corp	1,837	180,595
Stanley Black & Decker Inc	5,797	470,948
Terex Corp	4,366	193,414
Textron Inc	10,909	428,615
The ADT Corp	7,198	215,580
The Babcock & Wilcox Co	1,382	45,882
The Dun & Bradstreet Corp	108	10,730
The Timken Co	3,391	199,323
Towers Watson & Co ‘A’	2,559	291,854
Trinity Industries Inc	3,110	224,138
Triumph Group Inc	1,615	104,297
United Technologies Corp	2,274	265,694
URS Corp	2,981	140,286
Waste Connections Inc	253	11,097
Waste Management Inc	16,868	709,637
WESCO International Inc *	1,732	144,137
Xylem Inc	6,831	248,785

		37,909,500

Information Technology - 8.5%

Activision Blizzard Inc	10,450	213,598
Adobe Systems Inc *	12,020	790,195
Altera Corp	8,233	298,364
Amdocs Ltd (United Kingdom)	6,320	293,627
Analog Devices Inc	6,872	365,178
AOL Inc *	3,042	133,148
Apple Inc	8,954	4,805,970
Applied Materials Inc	15,993	326,577
Arrow Electronics Inc *	4,110	243,970
Autodesk Inc *	1,816	89,311
Avago Technologies Ltd (Singapore)	804	51,786
Avnet Inc	5,381	250,378
AVX Corp	1,875	24,712
Booz Allen Hamilton Holding Corp	75	1,650
Broadcom Corp ‘A’	12,621	397,309
Brocade Communications Systems Inc *	17,426	184,890
CA Inc	12,874	398,708
CDW Corp	705	19,345
Cisco Systems Inc	209,793	4,701,461
CommScope Holding Co Inc *	691	17,054
Computer Sciences Corp	5,898	358,716
Compuware Corp	8,385	88,042
CoreLogic Inc *	3,751	112,680
Corning Inc	54,650	1,137,813
Diebold Inc	2,500	99,725
Dolby Laboratories Inc ‘A’ *	1,081	48,104
DST Systems Inc	245	23,224
EchoStar Corp ‘A’ *	1,600	76,096
Electronic Arts Inc *	2,769	80,329
EMC Corp	41,236	1,130,279
Fairchild Semiconductor International Inc *	5,062	69,805
Fidelity National Information Services Inc	10,368	554,170
FireEye Inc *	171	10,528
First Solar Inc *	2,661	185,711
FLIR Systems Inc	1,689	60,804

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Freescale Semiconductor Ltd * (Bermuda)	1,478	$ 36,078
Harris Corp	3,554	260,011
Hewlett-Packard Co	76,314	2,469,521
Ingram Micro Inc ‘A’ *	5,982	176,828
Intel Corp	182,453	4,709,112
Jabil Circuit Inc	7,958	143,244
JDS Uniphase Corp *	2,170	30,380
Juniper Networks Inc *	16,199	417,286
KLA-Tencor Corp	6,513	450,309
Knowles Corp *	859	27,119
Lam Research Corp *	4,894	269,170
Leidos Holdings Inc	2,869	101,477
Lexmark International Inc ‘A’	2,475	114,568
LSI Corp	19,076	211,171
Marvell Technology Group Ltd (Bermuda)	15,492	243,999
Micron Technology Inc *	40,439	956,787
MICROS Systems Inc *	2,629	139,153
Motorola Solutions Inc	467	30,023
Nimble Storage Inc *	234	8,866
Nuance Communications Inc *	10,265	176,250
NVIDIA Corp	22,689	406,360
ON Semiconductor Corp *	841	7,905
Paychex Inc	1,278	54,443
Polycom Inc *	5,386	73,896
Riverbed Technology Inc *	338	6,662
Rovi Corp *	3,504	79,821
SanDisk Corp	4,842	393,122
Science Applications International Corp	1,621	60,609
Silicon Laboratories Inc *	208	10,868
Skyworks Solutions Inc *	1,262	47,350
Stratasys Ltd * (Israel)	627	66,518
Symantec Corp	7,441	148,597
Synopsys Inc *	6,037	231,881
Tech Data Corp *	1,484	90,465
Teradyne Inc *	7,486	148,897
Total System Services Inc	1,460	44,399
Twitter Inc *	782	36,496
VeriFone Systems Inc *	4,267	144,310
Vishay Intertechnology Inc	5,204	77,435
Western Digital Corp	8,294	761,555
Xerox Corp	48,206	544,728
Yahoo! Inc *	35,111	1,260,485
Zebra Technologies Corp ‘A’ *	1,822	126,465
Zynga Inc ‘A’ *	24,161	103,892

		33,541,768

Materials - 2.8%

Air Products & Chemicals Inc	8,178	973,509
Albemarle Corp	1,981	131,578
Alcoa Inc	41,984	540,334
Allegheny Technologies Inc	4,239	159,726
AptarGroup Inc	785	51,889
Ashland Inc	3,103	308,686
Avery Dennison Corp	2,671	135,340
Bemis Co Inc	2,268	88,996
Cabot Corp	2,506	148,004
Carpenter Technology Corp	1,818	120,061
CF Industries Holdings Inc	2,178	567,674
Cliffs Natural Resources Inc	6,013	123,026
Crown Holdings Inc *	835	37,358
Cytec Industries Inc	1,433	139,875
Domtar Corp	1,296	145,437
Freeport-McMoRan Copper & Gold Inc	40,604	1,342,774
Greif Inc ‘A’	991	52,018
Huntsman Corp	7,588	185,299
International Paper Co	2,446	112,223
Kronos Worldwide Inc	764	12,744
MeadWestvaco Corp	6,948	261,523
Newmont Mining Corp	19,328	453,048
Nucor Corp	12,476	630,537

	Shares	Value
Owens-Illinois Inc *	2,663	$ 90,089
PPG Industries Inc	504	97,504
Reliance Steel & Aluminum Co	3,011	212,757
Rock-Tenn Co ‘A’	793	83,717
Rockwood Holdings Inc	775	57,660
Royal Gold Inc	1,881	117,788
RPM International Inc	311	13,012
Sigma-Aldrich Corp	267	24,933
Sonoco Products Co	3,975	163,055
Steel Dynamics Inc	8,655	153,972
Tahoe Resources Inc (NYSE) * (Canada)	2,876	60,827
The Dow Chemical Co	41,263	2,004,969
The Mosaic Co	11,780	589,000
United States Steel Corp	5,666	156,438
Vulcan Materials Co	5,102	339,028
Westlake Chemical Corp	208	13,765
WR Grace & Co *	385	38,180

		10,938,353

Telecommunication Services - 2.3%

AT&T Inc ‡	211,192	7,406,503
CenturyLink Inc	22,689	745,107
Frontier Communications Corp	39,178	223,315
Intelsat SA * (Luxembourg)	874	16,361
Level 3 Communications Inc *	4,502	176,208
Sprint Corp *	27,329	251,154
T-Mobile US Inc *	7,473	246,833
Telephone & Data Systems Inc	3,702	97,029
United States Cellular Corp	514	21,079
Windstream Holdings Inc	1,198	9,872

		9,193,461

Utilities - 5.8%

AES Corp	24,376	348,089
AGL Resources Inc	4,640	227,174
Alliant Energy Corp	4,355	247,408
Ameren Corp	9,526	392,471
American Electric Power Co Inc	19,081	966,643
American Water Works Co Inc	6,977	316,756
Aqua America Inc	876	21,961
Atmos Energy Corp	3,886	183,147
Calpine Corp *	12,740	266,393
CenterPoint Energy Inc	16,824	398,561
CMS Energy Corp	10,476	306,737
Consolidated Edison Inc	11,499	616,921
Dominion Resources Inc	22,677	1,609,840
DTE Energy Co	6,829	507,326
Duke Energy Corp	27,704	1,973,079
Edison International	12,791	724,099
Entergy Corp	6,995	467,616
Exelon Corp	33,598	1,127,549
FirstEnergy Corp	16,419	558,739
Great Plains Energy Inc	6,037	163,240
Hawaiian Electric Industries Inc	3,871	98,401
Integrys Energy Group Inc	3,107	185,333
MDU Resources Group Inc	7,414	254,374
National Fuel Gas Co	2,889	202,346
NextEra Energy Inc	16,670	1,593,985
NiSource Inc	12,251	435,278
Northeast Utilities	12,352	562,016
NRG Energy Inc	12,661	402,620
OGE Energy Corp	7,783	286,103
ONE Gas Inc *	112	4,024
Pepco Holdings Inc	9,761	199,905
PG&E Corp	17,359	749,909
Pinnacle West Capital Corp	4,317	235,967
PPL Corp	24,799	821,839
Public Service Enterprise Group Inc	19,863	757,575
Questar Corp	5,988	142,395
SCANA Corp	5,477	281,080

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Sempra Energy	9,562	$ 925,219
TECO Energy Inc	8,545	146,547
The Southern Co	34,168	1,501,342
UGI Corp	4,470	203,877
Vectren Corp	3,231	127,269
Westar Energy Inc	4,993	175,554
Wisconsin Energy Corp	8,980	418,019
Xcel Energy Inc	19,521	592,658

		22,727,384

Total Common Stocks (Cost $288,276,966)		373,673,385

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 1000 Value	86,417	8,339,240

Total Exchange-Traded Fund (Cost $7,519,224)		8,339,240

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.1%

Repurchase Agreement - 5.1%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $20,153,852; collateralized by Fannie Mae: 1.670% due 11/20/18 and value $20,560,000)	$20,153,852	$ 20,153,852

Total Short-Term Investment (Cost $20,153,852)		20,153,852

TOTAL INVESTMENTS - 102.0% (Cost $315,950,042)		402,166,477

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(7,811,239)

NET ASSETS - 100.0%		$394,355,238

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2014, an investment with a value of $2,055,102 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
S&P 500 E-Mini (06/14)	121	$29,389

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$373,673,385	$373,673,385	$-	$-
	Exchange-Traded Fund	8,339,240	8,339,240	-	-
	Short-Term Investment	20,153,852	-	20,153,852	-
	Derivatives:
	Equity Contracts
	Futures	29,389	29,389	-	-

	Total	$402,195,866	$382,042,014	$20,153,852	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp 04/15/16 *	382	$-

Total Warrants (Cost $0)		-

COMMON STOCKS - 94.7%

Consumer Discretionary - 14.9%

1-800- Flowers.com Inc ‘A’ *	1,423	8,011
Aeropostale Inc *	5,951	29,874
AMC Entertainment Holdings Inc ‘A’ *	376	9,118
America’s Car-Mart Inc *	465	17,075
American Axle & Manufacturing Holdings Inc *	3,544	65,635
American Public Education Inc *	1,336	46,867
ANN Inc *	3,576	148,332
Arctic Cat Inc	1,001	47,838
Asbury Automotive Group Inc *	2,085	115,321
Ascent Capital Group Inc ‘A’ *	144	10,879
Barnes & Noble Inc *	183	3,825
Beazer Homes USA Inc *	1,081	21,706
Big 5 Sporting Goods Corp	1,272	20,416
BJ’s Restaurants Inc *	1,868	61,102
Bloomin’ Brands Inc *	4,193	101,051
Blue Nile Inc *	938	32,642
Blyth Inc	748	8,026
Bob Evans Farms Inc	222	11,107
Boyd Gaming Corp *	5,288	69,802
Bravo Brio Restaurant Group Inc *	1,379	19,458
Bright Horizons Family Solutions Inc *	902	35,277
Brown Shoe Co Inc	2,038	54,088
Brunswick Corp	6,487	293,796
Buffalo Wild Wings Inc *	1,421	211,587
Burlington Stores Inc *	637	18,804
Caesars Entertainment Corp *	2,736	52,011
Capella Education Co	840	53,046
Carmike Cinemas Inc *	491	14,661
Carriage Services Inc	1,190	21,706
Cavco Industries Inc *	473	37,107
Christopher & Banks Corp *	2,758	18,230
Churchill Downs Inc	1,043	95,226
Chuy’s Holdings Inc *	1,227	52,933
Citi Trends Inc *	67	1,091
ClubCorp Holdings Inc	738	13,948
Conn’s Inc *	1,713	66,550
Cooper Tire & Rubber Co	576	13,997
Core-Mark Holding Co Inc	112	8,131
Cracker Barrel Old Country Store Inc	1,489	144,790
Crocs Inc *	5,759	89,840
Crown Media Holdings Inc ‘A’ *	506	1,943
Culp Inc	558	11,015
Cumulus Media Inc ‘A’ *	5,492	37,950
Dana Holding Corp	996	23,177
Del Frisco’s Restaurant Group Inc *	336	9,374
Denny’s Corp *	5,376	34,568
Destination Maternity Corp	918	25,153
Diamond Resorts International Inc *	693	11,746
DineEquity Inc	658	51,370
Diversified Restaurant Holdings Inc *	800	4,000
Dorman Products Inc *	1,910	112,805
Drew Industries Inc	1,737	94,145
Education Management Corp *	1,836	8,941
Einstein Noah Restaurant Group Inc	463	7,621
Entravision Communications Corp ‘A’	4,192	28,086

	Shares	Value
Ethan Allen Interiors Inc	1,618	$ 41,178
EveryWare Global Inc *	700	3,192
Express Inc *	6,470	102,744
Fiesta Restaurant Group Inc *	1,704	77,685
Five Below Inc *	2,486	105,605
Fox Factory Holding Corp *	380	7,182
Francesca’s Holdings Corp *	3,335	60,497
G-III Apparel Group Ltd *	964	69,003
Genesco Inc *	1,310	97,687
Gentherm Inc *	2,665	92,529
Global Sources Ltd * (Bermuda)	192	1,720
Gordmans Stores Inc	161	879
Grand Canyon Education Inc *	3,444	160,835
Gray Television Inc *	245	2,541
Haverty Furniture Cos Inc	369	10,959
Hemisphere Media Group Inc *	615	7,743
Hibbett Sports Inc *	1,968	104,068
Hillenbrand Inc	4,167	134,719
Houghton Mifflin Harcourt Co *	1,080	21,956
Hovnanian Enterprises Inc ‘A’ *	6,042	28,579
HSN Inc	2,564	153,148
Iconix Brand Group Inc *	1,806	70,922
Ignite Restaurant Group Inc *	582	8,189
Installed Building Products Inc *	457	6,375
Interval Leisure Group Inc	2,988	78,106
Intrawest Resorts Holdings Inc *	646	8,424
iRobot Corp *	2,143	87,970
ITT Educational Services Inc *	1,779	51,022
Jack in the Box Inc *	2,533	149,295
Jamba Inc *	1,286	15,426
Jos A Bank Clothiers Inc *	314	20,190
JTH Holding Inc ‘A’ *	294	8,156
K12 Inc *	2,063	46,727
KB Home	6,352	107,920
Kirkland’s Inc *	745	13,775
Krispy Kreme Doughnuts Inc *	4,965	88,029
La-Z-Boy Inc	1,031	27,940
LGI Homes Inc *	379	6,538
Libbey Inc *	1,592	41,392
Life Time Fitness Inc *	1,721	82,780
LifeLock Inc *	4,853	83,035
Lincoln Educational Services Corp	523	1,972
Lithia Motors Inc ‘A’	1,684	111,919
Loral Space & Communications Inc *	990	70,023
Lumber Liquidators Holdings Inc *	2,081	195,198
M/I Homes Inc *	537	12,040
Malibu Boats Inc ‘A’ *	417	9,266
Marine Products Corp	738	5,550
Matthews International Corp ‘A’	922	37,627
Mattress Firm Holding Corp *	1,017	48,643
MDC Holdings Inc	618	17,477
MDC Partners Inc ‘A’ (Canada)	1,026	23,413
Meritage Homes Corp *	2,422	101,433
Monarch Casino & Resort Inc *	385	7,134
Monro Muffler Brake Inc	2,373	134,976
Morgans Hotel Group Co *	896	7,204
Movado Group Inc	73	3,325
Multimedia Games Holding Co Inc *	2,151	62,465
Nathan’s Famous Inc *	204	9,994
National CineMedia Inc	1,353	20,295
Nautilus Inc *	2,353	22,659
New York & Co Inc *	1,214	5,329
Nexstar Broadcasting Group Inc ‘A’	2,234	83,820
Noodles & Co *	359	14,170
Nutrisystem Inc	2,167	32,657
Office Depot Inc *	4,674	19,304
Orbitz Worldwide Inc *	1,850	14,504
Outerwall Inc *	1,546	112,085
Overstock.com Inc *	827	16,292
Oxford Industries Inc	1,020	79,764

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Pacific Sunwear of California Inc *	2,945	$ 8,747
Papa John’s International Inc	2,427	126,471
Penske Automotive Group Inc	719	30,744
PetMed Express Inc	1,480	19,847
Pier 1 Imports Inc	7,186	135,672
Pinnacle Entertainment Inc *	3,833	90,842
Pool Corp	3,534	216,705
Popeyes Louisiana Kitchen Inc *	1,808	73,477
Potbelly Corp *	497	8,881
Quiksilver Inc *	7,354	55,229
ReachLocal Inc *	807	7,949
Red Robin Gourmet Burgers Inc *	940	67,379
Rentrak Corp *	746	44,969
Restoration Hardware Holdings Inc *	1,340	98,611
RetailMeNot Inc *	553	17,696
RG Barry Corp	53	1,001
Ruth’s Hospitality Group Inc	2,715	32,824
Saga Communications Inc ‘A’	96	4,770
Scientific Games Corp ‘A’ *	2,708	37,181
Sears Hometown & Outlet Stores Inc *	432	10,217
Select Comfort Corp *	3,973	71,832
SFX Entertainment Inc *	713	5,027
Shutterfly Inc *	2,874	122,662
Sinclair Broadcast Group Inc ‘A’	5,194	140,705
Smith & Wesson Holding Corp *	4,194	61,316
Sonic Automotive Inc ‘A’	758	17,040
Sonic Corp *	3,385	77,144
Sotheby’s	5,175	225,371
Standard Motor Products Inc	1,075	38,453
Stein Mart Inc	1,116	15,635
Steiner Leisure Ltd * (Bahamas)	338	15,632
Steven Madden Ltd *	4,549	163,673
Stoneridge Inc *	1,820	20,439
Strayer Education Inc *	823	38,212
Sturm Ruger & Co Inc	1,466	87,667
Tenneco Inc *	4,610	267,703
Texas Roadhouse Inc	4,732	123,411
The Bon-Ton Stores Inc	962	10,563
The Buckle Inc	2,117	96,959
The Cato Corp ‘A’	425	11,492
The Cheesecake Factory Inc	4,042	192,520
The Children’s Place Retail Stores Inc	596	29,687
The Container Store Group Inc *	597	20,268
The Finish Line Inc ‘A’	1,274	34,513
The McClatchy Co ‘A’ *	3,697	23,735
The New Home Co Inc *	378	5,383
The Ryland Group Inc	3,493	139,475
The Wet Seal Inc ‘A’ *	6,741	8,898
Tile Shop Holdings Inc *	1,395	21,553
Tilly’s Inc ‘A’ *	710	8,307
Tower International Inc *	441	12,004
TRI Pointe Homes Inc *	66	1,071
Tumi Holdings Inc *	3,627	82,079
UCP Inc ‘A’ *	219	3,298
Universal Electronics Inc *	104	3,993
Vail Resorts Inc	2,727	190,072
ValueVision Media Inc ‘A’ *	2,621	12,738
Vera Bradley Inc *	1,638	44,210
Vince Holding Corp *	410	10,808
Vitacost.com Inc *	1,767	12,528
Vitamin Shoppe Inc *	2,300	109,296
WCI Communities Inc *	324	6,402
Weyco Group Inc	22	594
William Lyon Homes ‘A’ *	1,041	28,742
Winmark Corp	171	12,938
Winnebago Industries Inc *	2,132	58,395
Wolverine World Wide Inc	7,594	216,809
World Wrestling Entertainment Inc ‘A’	225	6,498
Zumiez Inc *	1,597	38,711

		10,209,669

	Shares	Value
Consumer Staples - 4.6%

Alico Inc	207	$ 7,804
Annie’s Inc *	1,036	41,637
B&G Foods Inc	4,006	120,621
Boulder Brands Inc *	4,272	75,273
Cal-Maine Foods Inc	963	60,457
Calavo Growers Inc	925	32,912
Casey’s General Stores Inc	2,909	196,619
Central Garden & Pet Co ‘A’ *	408	3,374
Coca-Cola Bottling Co Consolidated	355	30,168
Craft Brew Alliance Inc *	327	4,993
Darling International Inc *	3,181	63,684
Elizabeth Arden Inc *	1,652	48,751
Fairway Group Holdings Corp *	522	3,988
Farmer Bros Co *	470	9,259
Inter Parfums Inc	867	31,394
Inventure Foods Inc *	1,017	14,218
J&J Snack Foods Corp	1,131	108,542
Lancaster Colony Corp	1,401	139,287
Lifevantage Corp *	7,549	9,889
Lifeway Foods Inc	317	4,660
Limoneira Co	759	17,214
Medifast Inc *	1,048	30,486
National Beverage Corp *	862	16,818
Natural Grocers by Vitamin Cottage Inc *	670	29,252
Oil-Dri Corp of America	81	2,798
Omega Protein Corp *	111	1,340
Orchids Paper Products Co	402	12,301
Pilgrim’s Pride Corp *	4,596	96,148
PriceSmart Inc	1,429	144,229
Revlon Inc ‘A’ *	303	7,742
Rite Aid Corp *	33,598	210,659
Sanderson Farms Inc	1,745	136,965
Seaboard Corp *	2	5,243
Snyder’s-Lance Inc	552	15,561
Spectrum Brands Holdings Inc	1,630	129,911
Star Scientific Inc *	12,674	9,945
SUPERVALU Inc *	11,439	78,243
Susser Holdings Corp *	1,370	85,584
Synutra International Inc *	1,251	8,369
The Boston Beer Co Inc ‘A’ *	623	152,467
The Chefs’ Warehouse Inc *	1,252	26,793
The Female Health Co	1,658	12,866
The Hain Celestial Group Inc *	2,909	266,086
The Pantry Inc *	104	1,595
Tootsie Roll Industries Inc	1,433	42,896
TreeHouse Foods Inc *	1,789	128,790
United Natural Foods Inc *	3,736	264,957
USANA Health Sciences Inc *	454	34,204
Vector Group Ltd	3,540	76,252
Village Super Market Inc ‘A’	318	8,395
WD-40 Co	1,172	90,912

		3,152,551

Energy - 3.6%

Abraxas Petroleum Corp *	6,232	24,679
Adams Resources & Energy Inc	16	927
Amyris Inc *	2,028	7,564
Apco Oil & Gas International Inc * (Cayman)	108	1,561
Approach Resources Inc *	1,475	30,842
Athlon Energy Inc *	522	18,505
Bill Barrett Corp *	1,075	27,520
Bonanza Creek Energy Inc *	2,234	99,190
CARBO Ceramics Inc	652	89,970
Carrizo Oil & Gas Inc *	2,950	157,707
CHC Group Ltd * (Cayman)	755	5,579
Clean Energy Fuels Corp *	5,214	46,613
Contango Oil & Gas Co *	193	9,214
Delek US Holdings Inc	1,864	54,131

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Diamondback Energy Inc *	1,609	$ 108,302
EPL Oil & Gas Inc *	735	28,371
Evolution Petroleum Corp	1,296	16,498
EXCO Resources Inc	6,636	37,162
Forest Oil Corp *	1,118	2,135
Forum Energy Technologies Inc *	1,480	45,850
FX Energy Inc *	4,134	13,808
Gastar Exploration Inc *	4,204	22,996
Geospace Technologies Corp *	982	64,979
Goodrich Petroleum Corp *	2,378	37,620
Hornbeck Offshore Services Inc *	137	5,728
ION Geophysical Corp *	2,254	9,489
Isramco Inc *	66	8,746
Jones Energy Inc ‘A’ *	351	5,314
KiOR Inc ‘A’ *	3,547	2,032
Kodiak Oil & Gas Corp * (Canada)	20,124	244,305
Magnum Hunter Resources Corp *	4,095	34,808
Matrix Service Co *	311	10,506
Newpark Resources Inc *	5,292	60,593
North Atlantic Drilling Ltd (Bermuda)	1,438	12,712
Nuverra Environmental Solutions Inc *	51	1,035
Panhandle Oil & Gas Inc ‘A’	495	21,587
PetroQuest Energy Inc *	4,053	23,102
PHI Inc *	57	2,522
Quicksilver Resources Inc *	1,521	4,000
Renewable Energy Group Inc *	349	4,181
Rentech Inc *	9,967	18,937
REX American Resources Corp *	44	2,510
Rex Energy Corp *	3,433	64,231
RigNet Inc *	892	48,016
Rosetta Resources Inc *	4,634	215,852
RSP Permian Inc *	679	19,616
Sanchez Energy Corp *	203	6,015
SEACOR Holdings Inc *	130	11,235
SemGroup Corp ‘A’	2,990	196,383
Solazyme Inc *	3,686	42,794
Synergy Resources Corp *	3,833	41,205
Targa Resources Corp	2,497	247,852
TGC Industries Inc *	1,121	6,670
Triangle Petroleum Corp *	962	7,927
Ur-Energy Inc * (Canada)	1,744	2,703
Uranium Energy Corp *	6,665	8,798
VAALCO Energy Inc *	2,250	19,238
Western Refining Inc	2,339	90,285
ZaZa Energy Corp *	1,275	959

		2,453,609

Financials - 6.9%

Acadia Realty Trust REIT	778	20,524
Alexander’s Inc REIT	160	57,758
Ambac Financial Group Inc *	627	19,456
American Equity Investment Life Holding Co	350	8,267
American Realty Capital Properties Inc REIT	5,950	83,419
AmTrust Financial Services Inc	1,901	71,497
Argo Group International Holdings Ltd (Bermuda)	698	32,038
Aviv REIT Inc	83	2,029
Bank of the Ozarks Inc	1,679	114,273
BGC Partners Inc ‘A’	9,640	63,046
Blue Capital Reinsurance Holdings Ltd * (Bermuda)	78	1,356
BofI Holding Inc *	916	78,547
Capitala Finance Corp	51	983
Cascade Bancorp *	15	84
CatchMark Timber Trust Inc ‘A’ REIT	138	1,939
Cohen & Steers Inc	1,428	56,906
Consumer Portfolio Services Inc *	830	5,677
CoreSite Realty Corp REIT	1,573	48,763
Crawford & Co ‘B’	788	8,597

	Shares	Value
Credit Acceptance Corp *	539	$ 76,619
Diamond Hill Investment Group Inc	214	28,128
DuPont Fabros Technology Inc REIT	2,062	49,632
EastGroup Properties Inc REIT	2,146	135,005
eHealth Inc *	1,397	70,968
Empire State Realty Trust Inc ‘A’ REIT	1,210	18,283
Employers Holdings Inc	1,661	33,602
Encore Capital Group Inc *	1,482	67,727
Enstar Group Ltd * (Bermuda)	254	34,623
Essent Group Ltd * (Bermuda)	270	6,064
Evercore Partners Inc ‘A’	2,398	132,489
Fidelity & Guaranty Life	91	2,148
Financial Engines Inc	3,706	188,191
First Cash Financial Services Inc *	2,214	111,718
First Federal Bancshares of Arkansas Inc *	79	724
First Financial Bankshares Inc	1,621	100,162
Forestar Group Inc *	285	5,073
FXCM Inc ‘A’	2,773	40,957
GAMCO Investors Inc ‘A’	458	35,564
Glimcher Realty Trust REIT	9,850	98,796
Greenhill & Co Inc	2,140	111,237
Greenlight Capital Re Ltd ‘A’ * (Cayman)	526	17,253
Hallmark Financial Services Inc *	94	781
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	1,134	16,273
HCI Group Inc	734	26,718
Health Insurance Innovations Inc ‘A’ *	329	3,402
Healthcare Realty Trust Inc REIT	2,831	68,369
HFF Inc ‘A’	2,122	71,320
Highwoods Properties Inc REIT	2,114	81,199
Home BancShares Inc	906	31,185
ICG Group Inc *	178	3,635
Infinity Property & Casualty Corp	429	29,013
Inland Real Estate Corp REIT	5,592	58,996
INTL. FCStone Inc *	313	5,888
Investors Bancorp Inc	446	12,327
Investors Real Estate Trust REIT	491	4,409
JGWPT Holdings Inc ‘A’ *	381	6,957
KCG Holdings Inc ‘A’ *	2,353	28,071
Kennedy-Wilson Holdings Inc	473	10,647
Ladenburg Thalmann Financial Services Inc *	7,831	23,650
LTC Properties Inc REIT	2,280	85,796
Maiden Holdings Ltd (Bermuda)	526	6,564
Main Street Capital Corp	192	6,309
Marcus & Millichap Inc *	145	2,587
MarketAxess Holdings Inc	2,843	168,362
Meadowbrook Insurance Group Inc	218	1,271
Meridian Interstate Bancorp Inc *	48	1,227
MGIC Investment Corp *	13,525	115,233
National Health Investors Inc REIT	2,207	133,435
National Interstate Corp	125	3,351
Northfield Bancorp Inc	1,015	13,053
Oritani Financial Corp	1,078	17,043
Penns Woods Bancorp Inc	18	878
Physicians Realty Trust REIT	315	4,385
Portfolio Recovery Associates Inc *	3,844	222,414
Potlatch Corp REIT	3,067	118,662
PS Business Parks Inc REIT	1,473	123,172
Pzena Investment Management Inc ‘A’	826	9,722
QTS Realty Trust Inc ‘A’ REIT	195	4,893
Radian Group Inc	3,584	53,868
RCS Capital Corp ‘A’	27	1,051
RE/MAX Holdings Inc ‘A’ *	252	7,265
Regional Management Corp *	198	4,883
Rexford Industrial Realty Inc REIT	397	5,629
Ryman Hospitality Properties Inc REIT	2,169	92,226
Sabra Health Care REIT Inc	1,171	32,659
Saul Centers Inc REIT	601	28,463
Silvercrest Asset Management Group Inc ‘A’	116	2,122

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Sovran Self Storage Inc REIT	2,165	$ 159,019
Springleaf Holdings Inc *	796	20,019
Strategic Hotels & Resorts Inc REIT *	11,556	117,756
Sun Communities Inc REIT	3,056	137,795
Tejon Ranch Co *	976	33,018
The Geo Group Inc REIT	2,219	71,541
Third Point Reinsurance Ltd * (Bermuda)	523	8,290
Tower Group International Ltd (Bermuda)	314	848
Tree.com Inc *	296	9,188
UMH Properties Inc REIT	199	1,946
United Fire Group Inc	121	3,672
Universal Health Realty Income Trust REIT	852	35,988
Universal Insurance Holdings Inc	195	2,477
Urstadt Biddle Properties Inc ‘A’ REIT	1,301	26,879
Virtus Investment Partners Inc *	512	88,663
Washington REIT	1,442	34,435
Westwood Holdings Group Inc	528	33,100
Winthrop Realty Trust REIT	226	2,619
WisdomTree Investments Inc *	7,615	99,909
World Acceptance Corp *	652	48,952
ZAIS Financial Corp REIT	421	7,014

		4,732,613

Health Care - 20.8%

Abaxis Inc *	1,673	65,046
ABIOMED Inc *	2,937	76,479
Acadia Healthcare Co Inc *	2,687	121,237
ACADIA Pharmaceuticals Inc *	5,530	134,545
Accelerate Diagnostics Inc *	862	18,800
Acceleron Pharma Inc *	462	15,939
Accuray Inc *	5,620	53,952
AcelRx Pharmaceuticals Inc *	1,769	21,246
Achillion Pharmaceuticals Inc *	7,327	24,106
Acorda Therapeutics Inc *	3,071	116,422
Addus HomeCare Corp *	42	968
Aegerion Pharmaceuticals Inc *	2,183	100,680
Aerie Pharmaceuticals Inc *	460	9,747
Agios Pharmaceuticals Inc *	467	18,283
Air Methods Corp *	2,948	157,512
Akorn Inc *	4,405	96,910
Align Technology Inc *	5,543	287,072
Alimera Sciences Inc *	1,542	12,166
Alliance HealthCare Services Inc *	140	4,694
Alnylam Pharmaceuticals Inc *	4,153	278,832
AMAG Pharmaceuticals Inc *	1,634	31,618
Amicus Therapeutics Inc *	2,542	5,262
AMN Healthcare Services Inc *	3,495	48,021
Ampio Pharmaceuticals Inc *	2,923	18,561
Amsurg Corp *	710	33,427
Anacor Pharmaceuticals Inc *	1,920	38,419
Analogic Corp	413	33,911
Anika Therapeutics Inc *	535	21,988
Antares Pharma Inc *	8,522	29,827
Aratana Therapeutics Inc *	475	8,816
Arena Pharmaceuticals Inc *	14,532	91,552
Argos Therapeutics Inc *	268	2,680
Arqule Inc *	4,445	9,112
Array BioPharma Inc *	9,449	44,410
ArthroCare Corp *	1,751	84,381
athenahealth Inc *	2,784	446,108
AtriCure Inc *	1,834	34,498
Atrion Corp	118	36,125
Auspex Pharmaceuticals Inc *	521	16,026
Auxilium Pharmaceuticals Inc *	3,735	101,517
AVANIR Pharmaceuticals Inc ‘A’ *	10,990	40,333
BIND Therapeutics Inc *	360	4,306
Bio-Reference Labs Inc *	1,853	51,291
BioDelivery Sciences International Inc *	2,820	23,801
Biolase Inc *	2,686	6,474
BioScrip Inc *	996	6,952

	Shares	Value
BioTime Inc *	2,684	$ 8,830
Bluebird Bio Inc *	459	10,438
Cambrex Corp *	1,101	20,776
Cantel Medical Corp	2,485	83,794
Capital Senior Living Corp *	2,173	56,476
Cara Therapeutics Inc *	348	6,476
Cardiovascular Systems Inc *	1,975	62,785
Cell Therapeutics Inc *	9,921	33,731
Celladon Corp *	407	4,851
Celldex Therapeutics Inc *	6,316	111,604
Cellular Dynamics International Inc *	226	3,374
Cempra Inc *	1,477	17,059
Centene Corp *	4,125	256,781
Cepheid Inc *	5,086	262,336
Cerus Corp *	5,278	25,334
Chelsea Therapeutics International Ltd *	6,005	33,148
Chemed Corp	1,337	119,595
ChemoCentryx Inc *	1,955	12,962
Chimerix Inc *	667	15,234
Chindex International Inc *	183	3,492
Clovis Oncology Inc *	1,359	94,138
Computer Programs & Systems Inc	838	54,135
Conatus Pharmaceuticals Inc *	409	3,327
Concert Pharmaceuticals Inc *	424	5,703
Corcept Therapeutics Inc *	4,220	18,399
Coronado Biosciences Inc *	2,612	5,172
Corvel Corp *	864	42,993
CryoLife Inc	144	1,434
Curis Inc *	5,074	14,309
Cyberonics Inc *	2,094	136,633
Cynosure Inc ‘A’ *	510	14,943
Cytokinetics Inc *	1,979	18,801
Cytori Therapeutics Inc *	3,913	10,565
Dendreon Corp *	11,967	35,781
Depomed Inc *	4,277	62,016
DexCom Inc *	5,359	221,648
Dicerna Pharmaceuticals Inc *	227	6,413
Durata Therapeutics Inc *	1,029	13,850
Dyax Corp *	10,194	91,542
Dynavax Technologies Corp *	17,319	31,174
Eagle Pharmaceuticals Inc *	215	2,741
Egalet Corp *	216	3,022
Eleven Biotherapeutics Inc *	293	4,755
Emergent Biosolutions Inc *	340	8,592
Emeritus Corp *	3,058	96,144
Enanta Pharmaceuticals Inc *	295	11,797
Endocyte Inc *	2,332	55,525
Endologix Inc *	4,771	61,403
Epizyme Inc *	514	11,704
Esperion Therapeutics Inc *	317	4,793
Exact Sciences Corp *	5,327	75,484
Exactech Inc *	128	2,888
ExamWorks Group Inc *	2,437	85,319
Exelixis Inc *	14,690	52,003
Fibrocell Science Inc *	1,734	9,069
Five Prime Therapeutics Inc *	437	8,591
Flexion Therapeutics Inc *	289	4,754
Fluidigm Corp *	1,928	84,967
Foundation Medicine Inc *	441	14,275
Furiex Pharmaceuticals Inc *	502	43,674
Galena Biopharma Inc *	8,923	22,307
GenMark Diagnostics Inc *	2,707	26,908
Genocea Biosciences Inc *	249	4,529
Genomic Health Inc *	1,263	33,267
Gentiva Health Services Inc *	2,385	21,751
Globus Medical Inc ‘A’ *	4,138	110,029
GlycoMimetics Inc *	519	8,475
GTx Inc *	1,875	2,869
Haemonetics Corp *	3,868	126,058
Halozyme Therapeutics Inc *	7,304	92,761

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Hanger Inc *	1,137	$ 38,294
Harvard Apparatus Regenerative Technology Inc *	28	254
Harvard Bioscience Inc *	112	531
HealthSouth Corp	5,534	198,837
HealthStream Inc *	1,524	40,691
Healthways Inc *	1,707	29,258
HeartWare International Inc *	1,238	116,100
Hi-Tech Pharmacal Co Inc *	300	12,999
HMS Holdings Corp *	6,646	126,606
Horizon Pharma Inc *	2,173	32,856
Hyperion Therapeutics Inc *	641	16,538
ICU Medical Inc *	888	53,173
Idenix Pharmaceuticals Inc *	7,474	45,068
ImmunoGen Inc *	4,900	73,157
Immunomedics Inc *	5,246	22,086
Infinity Pharmaceuticals Inc *	3,627	43,125
Inogen Inc *	288	4,755
Insmed Inc *	2,614	49,771
Insulet Corp *	4,051	192,098
Insys Therapeutics Inc *	581	24,050
Integra LifeSciences Holdings Corp *	933	42,909
Intercept Pharmaceuticals Inc *	543	179,076
InterMune Inc *	6,917	231,512
Intrexon Corp *	733	19,271
IPC The Hospitalist Co Inc *	1,272	62,430
Ironwood Pharmaceuticals Inc ‘A’ *	8,052	99,201
Isis Pharmaceuticals Inc *	8,511	367,760
KaloBios Pharmaceuticals Inc *	985	2,669
Karyopharm Therapeutics Inc *	502	15,507
Keryx Biopharmaceuticals Inc *	6,762	115,224
Kindred Biosciences Inc *	558	10,340
KYTHERA Biopharmaceuticals Inc *	891	35,426
Landauer Inc	721	32,683
Lannett Co Inc *	1,413	50,472
LDR Holding Corp *	276	9,475
Lexicon Pharmaceuticals Inc *	16,004	27,687
Ligand Pharmaceuticals Inc *	1,350	90,801
Luminex Corp *	2,819	51,052
MacroGenics Inc *	401	11,160
MannKind Corp *	11,272	45,313
Masimo Corp *	3,691	100,801
MedAssets Inc *	4,620	114,160
Medical Action Industries Inc *	413	2,879
Medidata Solutions Inc *	4,031	219,045
MEI Pharma Inc *	872	9,705
Merge Healthcare Inc *	5,104	12,454
Meridian Bioscience Inc	3,140	68,421
Merrimack Pharmaceuticals Inc *	7,215	36,364
MiMedx Group Inc *	6,939	42,536
Molina Healthcare Inc *	2,151	80,792
Momenta Pharmaceuticals Inc *	2,987	34,799
MWI Veterinary Supply Inc *	968	150,640
Nanosphere Inc *	4,247	9,131
National Research Corp ‘A’ *	188	3,119
National Research Corp ‘B’	93	4,081
Natus Medical Inc *	1,351	34,856
Navidea Biopharmaceuticals Inc *	7,917	14,646
Nektar Therapeutics *	6,541	79,277
Neogen Corp *	2,716	122,084
NeoGenomics Inc *	2,626	9,112
Neurocrine Biosciences Inc *	5,706	91,867
NewLink Genetics Corp *	1,390	39,476
Novavax Inc *	14,096	63,855
NPS Pharmaceuticals Inc *	4,887	146,268
NuVasive Inc *	717	27,540
NxStage Medical Inc *	4,517	57,547
Omeros Corp *	2,565	30,960
Omnicell Inc *	1,551	44,390
OncoGenex Pharmaceutical Inc *	1,123	13,206

	Shares	Value
OncoMed Pharmaceuticals Inc *	310	$ 10,432
Onconova Therapeutics Inc *	423	2,682
Ophthotech Corp *	610	21,801
OPKO Health Inc *	14,294	133,220
Orexigen Therapeutics Inc *	8,448	54,912
Osiris Therapeutics Inc *	1,256	16,491
OvaScience Inc *	886	7,921
Owens & Minor Inc	1,023	35,836
Oxford Immunotec Global PLC * (United Kingdom)	348	6,984
Pacira Pharmaceuticals Inc *	2,088	146,139
PAREXEL International Corp *	4,309	233,074
PDL BioPharma Inc	12,130	100,800
Peregrine Pharmaceuticals Inc *	13,352	25,369
PhotoMedex Inc *	317	5,018
Portola Pharmaceuticals Inc *	843	21,834
Prestige Brands Holdings Inc *	3,874	105,566
Progenics Pharmaceuticals Inc *	4,157	17,002
PTC Therapeutics Inc *	735	19,213
Puma Biotechnology Inc *	1,762	183,495
Quality Systems Inc	3,035	51,231
Questcor Pharmaceuticals Inc	3,932	255,305
Quidel Corp *	2,123	57,958
Raptor Pharmaceutical Corp *	4,511	45,110
Receptos Inc *	551	23,109
Regulus Therapeutics Inc *	854	7,703
Relypsa Inc *	367	10,940
Repligen Corp *	2,369	30,465
Repros Therapeutics Inc *	1,744	30,939
Retrophin Inc *	1,231	26,183
Revance Therapeutics Inc *	446	14,049
Rockwell Medical Inc *	472	5,976
Sagent Pharmaceuticals Inc *	1,426	33,326
Sangamo Biosciences Inc *	5,053	91,358
Sarepta Therapeutics Inc *	2,855	68,606
Sciclone Pharmaceuticals Inc *	3,041	13,837
Sequenom Inc *	8,759	21,460
SIGA Technologies Inc *	2,725	8,448
Skilled Healthcare Group Inc ‘A’ *	1,353	7,130
Spectranetics Corp *	3,060	92,749
Staar Surgical Co *	2,592	48,730
Stemline Therapeutics Inc *	704	14,333
STERIS Corp	4,467	213,299
Sucampo Pharmaceuticals Inc ‘A’ *	1,093	7,815
Sunesis Pharmaceuticals Inc *	2,851	18,845
Supernus Pharmaceuticals Inc *	1,528	13,660
Surgical Care Affiliates Inc *	411	12,638
SurModics Inc *	1,024	23,142
Synageva BioPharma Corp *	1,563	129,682
Synergy Pharmaceuticals Inc *	6,091	32,343
Synta Pharmaceuticals Corp *	3,697	15,934
Tandem Diabetes Care Inc *	520	11,487
Team Health Holdings Inc *	5,206	232,968
TearLab Corp *	2,197	14,852
TESARO Inc *	1,115	32,870
TetraLogic Pharmaceuticals Corp *	225	1,436
Tetraphase Pharmaceuticals Inc *	1,040	11,326
TG Therapeutics Inc *	1,359	9,377
The Ensign Group Inc	1,401	61,140
The Medicines Co *	4,789	136,103
The Providence Service Corp *	802	22,681
TherapeuticsMD Inc *	6,570	41,457
Thoratec Corp *	4,344	155,559
Threshold Pharmaceuticals Inc *	3,558	16,936
Trevena Inc *	471	3,702
Triple-S Management Corp ‘B’ *	92	1,485
Ultragenyx Pharmaceutical Inc *	429	20,974
Unilife Corp *	7,785	31,685
US Physical Therapy Inc	915	31,632
Utah Medical Products Inc	256	14,804

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Vanda Pharmaceuticals Inc *	2,512	$ 40,820
Vascular Solutions Inc *	1,245	32,607
Veracyte Inc *	326	5,584
Verastem Inc *	1,310	14,135
Vical Inc *	4,975	6,418
Vivus Inc *	7,632	45,334
Vocera Communications Inc *	1,352	22,078
Volcano Corp *	4,138	81,560
West Pharmaceutical Services Inc	5,242	230,910
XenoPort Inc *	671	3,469
Xencor Inc *	940	11,026
XOMA Corp *	5,049	26,305
Zeltiq Aesthetics Inc *	1,340	26,277
ZIOPHARM Oncology Inc *	6,173	28,272
Zogenix Inc *	7,387	21,016

		14,313,161

Industrials - 14.8%

AAON Inc	2,128	59,307
Acacia Research Corp	1,079	16,487
Accuride Corp *	2,977	13,188
Aceto Corp	395	7,936
Acorn Energy Inc	1,736	5,885
Acuity Brands Inc	3,244	430,057
Aegion Corp *	336	8,504
Aircastle Ltd (Bermuda)	2,131	41,299
Albany International Corp ‘A’	332	11,799
Allegiant Travel Co	1,136	127,152
Altra Industrial Motion Corp	2,046	73,042
American Science & Engineering Inc	92	6,180
American Woodmark Corp *	795	26,760
Apogee Enterprises Inc	1,563	51,938
Applied Industrial Technologies Inc	2,938	141,729
Astronics Corp *	966	61,254
Astronics Corp ‘B’ *	177	10,902
AZZ Inc	1,934	86,411
Barrett Business Services Inc	534	31,810
Beacon Roofing Supply Inc *	3,685	142,462
Blount International Inc *	3,734	44,435
BlueLinx Holdings Inc *	2,447	3,181
Builders FirstSource Inc *	3,417	31,129
CAI International Inc *	480	11,842
Capstone Turbine Corp *	23,118	49,241
Casella Waste Systems Inc ‘A’ *	2,678	13,685
Ceco Environmental Corp	676	11,215
Celadon Group Inc	104	2,500
Cenveo Inc *	2,269	6,898
Chart Industries Inc *	2,298	182,806
CIRCOR International Inc	74	5,426
CLARCOR Inc	3,764	215,865
Columbus McKinnon Corp *	199	5,331
Comfort Systems USA Inc	752	11,460
Commercial Vehicle Group Inc *	1,209	11,026
Continental Building Products Inc *	664	12,510
Cubic Corp	98	5,005
Deluxe Corp	2,506	131,490
Douglas Dynamics Inc	1,562	27,210
DXP Enterprises Inc *	718	68,160
Dycom Industries Inc *	940	29,713
Echo Global Logistics Inc *	1,349	24,714
Encore Wire Corp	203	9,848
Energy Recovery Inc *	1,357	7,219
EnerNOC Inc *	714	15,908
EnerSys Inc	1,192	82,594
Enphase Energy Inc *	1,143	8,412
EnPro Industries Inc *	783	56,901
Erickson Air-Crane Inc *	189	3,650
ESCO Technologies Inc	570	20,058
Exponent Inc	999	74,985
Federal Signal Corp *	4,737	70,581

	Shares	Value
Forward Air Corp	2,288	$ 105,500
Franklin Covey Co *	450	8,897
Franklin Electric Co Inc	3,411	145,036
FuelCell Energy Inc *	15,015	37,237
Furmanite Corp *	1,784	17,519
G&K Services Inc ‘A’	251	15,354
GenCorp Inc *	3,584	65,480
Generac Holdings Inc	3,910	230,573
General Cable Corp	267	6,838
Global Brass & Copper Holdings Inc	125	1,971
GP Strategies Corp *	1,113	30,307
Graham Corp	757	24,110
Great Lakes Dredge & Dock Co *	404	3,689
H&E Equipment Services Inc *	2,255	91,215
Healthcare Services Group Inc	5,188	150,763
Heartland Express Inc	2,640	59,902
HEICO Corp	5,029	302,545
Heritage-Crystal Clean Inc *	635	11,513
Herman Miller Inc	4,447	142,882
HNI Corp	3,263	119,295
Houston Wire & Cable Co	413	5,423
Hub Group Inc ‘A’ *	2,803	112,092
Huron Consulting Group Inc *	228	14,451
Hyster-Yale Materials Handling Inc	799	77,903
InnerWorkings Inc *	3,367	25,791
Innovative Solutions & Support Inc *	1,034	7,786
Insperity Inc	1,709	52,945
Insteel Industries Inc	1,281	25,197
Interface Inc	4,500	92,475
John Bean Technologies Corp	2,194	67,795
Kaman Corp	1,336	54,348
Kforce Inc	1,873	39,932
Knight Transportation Inc	4,451	102,952
Knoll Inc	2,463	44,802
Lindsay Corp	975	85,975
LMI Aerospace Inc *	67	945
Manitex International Inc *	1,020	16,626
MasTec Inc *	4,499	195,437
Matson Inc	3,240	79,996
McGrath RentCorp	925	32,338
Mistras Group Inc *	1,217	27,711
Mobile Mini Inc	292	12,661
Moog Inc ‘A’ *	323	21,160
MSA Safety Inc	2,146	122,322
Mueller Industries Inc	4,222	126,618
Mueller Water Products Inc ‘A’	11,975	113,762
Multi-Color Corp	565	19,775
National Presto Industries Inc	29	2,263
NCI Building Systems Inc *	1,335	23,309
Norcraft Cos Inc *	260	4,402
Nortek Inc *	682	56,067
Odyssey Marine Exploration Inc *	5,769	13,211
Omega Flex Inc	191	4,095
On Assignment Inc *	3,470	133,907
Pacer International Inc *	249	2,231
Park-Ohio Holdings Corp *	658	36,947
Patrick Industries Inc *	512	22,697
Pendrell Corp *	1,687	3,087
Performant Financial Corp *	1,705	15,430
PGT Inc *	2,532	29,143
Pike Corp *	1,109	11,933
Ply Gem Holdings Inc *	1,088	13,741
Polypore International Inc *	3,535	120,932
Power Solutions International Inc *	163	12,253
PowerSecure International Inc *	1,641	38,465
Preformed Line Products Co	19	1,302
Primoris Services Corp	2,680	80,346
Proto Labs Inc *	1,292	87,430
Quality Distribution Inc *	513	6,664
Raven Industries Inc	2,756	90,259

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
RBC Bearings Inc *	1,741	$ 110,902
Republic Airways Holdings Inc *	1,948	17,805
Revolution Lighting Technologies Inc *	1,994	6,281
Rexnord Corp *	2,295	66,509
Roadrunner Transportation Systems Inc *	694	17,517
RPX Corp *	324	5,275
Rush Enterprises Inc ‘A’ *	971	31,538
Saia Inc *	1,841	70,345
Scorpio Bulkers Inc *	1,461	14,771
Simpson Manufacturing Co Inc	239	8,444
SkyWest Inc	193	2,463
SP Plus Corp *	760	19,965
Spirit Airlines Inc *	4,571	271,517
Standex International Corp	179	9,591
Steelcase Inc ‘A’	755	12,541
Sterling Construction Co Inc *	99	858
Stock Building Supply Holdings Inc *	412	8,372
Sun Hydraulics Corp	1,627	70,465
Swift Transportation Co *	6,356	157,311
TAL International Group Inc *	1,210	51,873
Taser International Inc *	3,882	71,002
Team Inc *	1,562	66,947
Teledyne Technologies Inc *	882	85,845
Tennant Co	1,398	91,737
Tetra Tech Inc *	396	11,718
Textainer Group Holdings Ltd (Bermuda)	549	21,010
The Advisory Board Co *	2,690	172,832
The Brink’s Co	2,587	73,859
The Corporate Executive Board Co	2,549	189,212
The ExOne Co *	440	15,765
The Gorman-Rupp Co	1,020	32,426
The KEYW Holding Corp *	962	17,999
The Middleby Corp *	1,424	376,235
Thermon Group Holdings Inc *	2,053	47,589
Titan International Inc	3,087	58,622
Trex Co Inc *	1,306	95,547
TriMas Corp *	3,405	113,046
TrueBlue Inc *	3,089	90,384
UniFirst Corp	614	67,503
Universal Truckload Services Inc	417	12,051
US Ecology Inc	1,615	59,949
USG Corp *	5,809	190,070
UTi Worldwide Inc (United Kingdom)	4,933	52,240
Wabash National Corp *	398	5,476
WageWorks Inc *	1,893	106,216
Watsco Inc	1,945	194,325
Watts Water Technologies Inc ‘A’	170	9,977
Werner Enterprises Inc	979	24,974
Wesco Aircraft Holdings Inc *	682	15,011
West Corp	1,066	25,509
Woodward Inc	5,214	216,537
Xerium Technologies Inc *	858	13,771
XPO Logistics Inc *	980	28,822
YRC Worldwide Inc *	544	12,240

		10,189,847

Information Technology - 23.3%

ACI Worldwide Inc *	3,020	178,754
Actuate Corp *	3,352	20,179
Acxiom Corp *	1,408	48,428
ADTRAN Inc	2,921	71,302
Advanced Energy Industries Inc *	2,792	68,404
Advent Software Inc	2,478	72,754
Alliance Fiber Optic Products Inc	886	12,820
Ambarella Inc * (Cayman)	1,401	37,421
American Software Inc ‘A’	1,836	18,672
Angie’s List Inc *	1,810	22,046
Anixter International Inc	1,197	121,519
Applied Micro Circuits Corp *	5,563	55,074
Applied Optoelectronics Inc *	239	5,896

	Shares	Value
ARRIS Group Inc *	7,787	$ 219,438
Aruba Networks Inc *	8,542	160,162
Aspen Technology Inc *	6,698	283,727
AVG Technologies NV * (Netherlands)	1,816	38,063
Badger Meter Inc	1,088	59,949
Barracuda Networks Inc *	228	7,738
Bazaarvoice Inc *	2,166	15,812
Belden Inc	2,959	205,946
Benefitfocus Inc *	281	13,199
Blackbaud Inc	3,461	108,329
Blackhawk Network Holdings Inc *	875	21,341
Blucora Inc *	1,958	38,553
Bottomline Technologies de Inc *	2,868	100,810
Brightcove Inc *	2,133	20,967
BroadSoft Inc *	2,126	56,828
Cabot Microelectronics Corp *	1,852	81,488
CalAmp Corp *	2,657	74,051
Calix Inc *	2,628	22,154
Callidus Software Inc *	3,026	37,886
Carbonite Inc *	931	9,487
Cardtronics Inc *	3,402	132,168
Care.com Inc *	444	7,348
Cass Information Systems Inc	780	40,217
Cavium Inc *	3,890	170,110
ChannelAdvisor Corp *	485	18,304
Chegg Inc *	772	5,404
Ciena Corp *	5,693	129,459
Cirrus Logic Inc *	1,954	38,826
Cognex Corp *	6,584	222,934
Coherent Inc *	1,565	102,273
CommVault Systems Inc *	3,522	228,754
Computer Task Group Inc	1,173	19,929
comScore Inc *	2,702	88,599
Comverse Inc *	1,681	58,129
Constant Contact Inc *	2,331	57,016
Control4 Corp *	147	3,118
Conversant Inc *	5,055	142,298
Cornerstone OnDemand Inc *	3,054	146,195
CoStar Group Inc *	2,163	403,919
Covisint Corp *	390	2,859
Cray Inc *	1,536	57,324
CSG Systems International Inc	1,406	36,612
Cvent Inc *	359	12,978
Cyan Inc *	113	483
Cypress Semiconductor Corp *	11,145	114,459
Daktronics Inc	551	7,929
Datalink Corp *	1,452	20,226
Dealertrack Technologies Inc *	2,935	144,373
Demandware Inc *	1,401	89,748
Dice Holdings Inc *	2,853	21,283
Digimarc Corp	485	15,229
Diodes Inc *	2,124	55,479
DTS Inc *	1,383	27,328
E2open Inc *	1,245	29,345
Ebix Inc	1,740	29,702
eGain Corp *	1,022	7,215
Electro Rent Corp	740	13,017
Electronics For Imaging Inc *	1,885	81,639
Ellie Mae Inc *	2,115	60,997
Endurance International Group Holdings Inc *	1,201	15,625
Entegris Inc *	1,587	19,219
Envestnet Inc *	1,801	72,364
EPAM Systems Inc *	1,658	54,548
Epiq Systems Inc	143	1,949
ePlus Inc *	16	892
Euronet Worldwide Inc *	3,780	157,210
EVERTEC Inc	2,240	55,328
Exar Corp *	2,897	34,619
ExlService Holdings Inc *	2,474	76,471

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Fair Isaac Corp	2,720	$150,470
FARO Technologies Inc *	1,180	62,540
FEI Co	3,161	325,646
FleetMatics Group PLC * (Ireland)	1,308	43,753
Forrester Research Inc	951	34,093
Fusion-io Inc *	4,278	45,005
Gigamon Inc *	229	6,959
Global Eagle Entertainment Inc *	2,124	33,517
Glu Mobile Inc *	4,568	21,652
Gogo Inc *	475	9,757
GT Advanced Technologies Inc *	8,557	145,897
Guidance Software Inc *	1,311	14,500
Guidewire Software Inc *	3,698	181,387
Heartland Payment Systems Inc	2,756	114,236
Higher One Holdings Inc *	2,383	17,229
Hittite Microwave Corp	2,386	150,413
iGATE Corp *	2,647	83,486
Immersion Corp *	1,967	20,752
Imperva Inc *	1,531	85,277
Infinera Corp *	8,311	75,464
Infoblox Inc *	4,024	80,721
Inphi Corp *	751	12,084
Integrated Device Technology Inc *	2,925	35,773
Interactive Intelligence Group Inc *	1,174	85,115
InterDigital Inc	3,118	103,237
Intermolecular Inc *	1,232	3,450
InvenSense Inc *	4,301	101,805
Ixia *	4,279	53,488
j2 Global Inc	3,476	173,974
Jive Software Inc *	3,165	25,352
KVH Industries Inc *	1,015	13,357
Lattice Semiconductor Corp *	2,314	18,142
Lionbridge Technologies Inc *	4,139	27,773
Liquidity Services Inc *	1,878	48,922
Littelfuse Inc	1,511	141,490
LivePerson Inc *	4,162	50,235
LogMeIn Inc *	1,844	82,777
Luxoft Holding Inc * (United Kingdom)	263	9,223
M/A-COM Technology Solutions Holdings Inc *	773	15,885
Manhattan Associates Inc *	5,901	206,712
Marin Software Inc *	725	7,663
Marketo Inc *	569	18,589
Mavenir Systems Inc *	313	5,603
MAXIMUS Inc	5,178	232,285
MaxLinear Inc ‘A’ *	1,877	17,794
Maxwell Technologies Inc *	2,229	28,799
Measurement Specialties Inc *	1,029	69,818
Mesa Laboratories Inc	199	17,960
Methode Electronics Inc	1,581	48,473
Micrel Inc	3,522	39,024
Microsemi Corp *	5,475	137,039
MicroStrategy Inc ‘A’ *	686	79,158
Millennial Media Inc *	2,687	18,594
Mitek Systems Inc *	1,889	7,310
Model N Inc *	581	5,874
MoneyGram International Inc *	386	6,813
Monolithic Power Systems Inc *	2,932	113,674
Monotype Imaging Holdings Inc	2,898	87,346
MoSys Inc *	3,144	14,274
Move Inc *	3,017	34,877
MTS Systems Corp	1,197	81,983
Nanometrics Inc *	1,191	21,402
Neonode Inc *	2,062	11,733
Net Element Inc *	200	694
Netscout Systems Inc *	2,745	103,157
NIC Inc	4,920	95,005
NVE Corp *	368	20,991
OmniVision Technologies Inc *	336	5,947
OpenTable Inc *	1,724	132,627

	Shares	Value
Oplink Communications Inc *	117	$ 2,101
OSI Systems Inc *	1,399	83,744
Parkervision Inc *	6,712	32,218
PC-Tel Inc	185	1,615
PDF Solutions Inc *	1,903	34,578
Pegasystems Inc	1,325	46,799
Peregrine Semiconductor Corp *	2,009	12,154
Perficient Inc *	318	5,762
Planet Payment Inc *	3,421	9,374
Plantronics Inc	3,012	133,883
PLX Technology Inc *	3,201	19,366
PMC-Sierra Inc *	6,623	50,401
Power Integrations Inc	2,196	144,453
Procera Networks Inc *	278	2,888
Progress Software Corp *	1,945	42,401
Proofpoint Inc *	1,749	64,853
PROS Holdings Inc *	1,710	53,882
PTC Inc *	9,066	321,208
QAD Inc ‘A’	383	7,825
Qlik Technologies Inc *	6,596	175,388
Qualys Inc *	1,123	28,558
Rally Software Development Corp *	537	7,185
Rambus Inc *	8,460	90,945
RealD Inc *	2,634	29,422
RealPage Inc *	3,537	64,232
Reis Inc *	653	11,787
RF Micro Devices Inc *	18,634	146,836
Rocket Fuel Inc *	294	12,607
Rofin-Sinar Technologies Inc *	140	3,354
Rogers Corp *	530	33,083
Rosetta Stone Inc *	915	10,266
Rubicon Technology Inc *	145	1,637
Ruckus Wireless Inc *	3,464	42,122
Rudolph Technologies Inc *	397	4,530
Sapiens International Corp NV * (Netherlands)	201	1,630
Sapient Corp *	8,364	142,690
SciQuest Inc *	1,724	46,574
Semtech Corp *	5,104	129,335
ServiceSource International Inc *	4,629	39,069
ShoreTel Inc *	538	4,627
Shutterstock Inc *	386	28,027
Silicon Graphics International Corp *	2,565	31,498
Silicon Image Inc *	5,849	40,358
Silver Spring Networks Inc *	474	8,238
Sonus Networks Inc *	1,095	3,690
Spark Networks Inc *	1,425	7,453
SPS Commerce Inc *	1,215	74,662
SS&C Technologies Holdings Inc *	4,415	176,688
Stamps.com Inc *	1,035	34,735
SunEdison Inc *	20,198	380,530
SunPower Corp *	3,125	100,812
support.com Inc *	4,119	10,503
Synaptics Inc *	2,455	147,349
Synchronoss Technologies Inc *	2,209	75,747
Syntel Inc *	1,171	105,273
Take-Two Interactive Software Inc *	6,140	134,650
Tangoe Inc *	2,348	43,649
TeleTech Holdings Inc *	978	23,971
Tessco Technologies Inc	28	1,046
Textura Corp *	301	7,588
The Hackett Group Inc	575	3,439
The Ultimate Software Group Inc *	2,094	286,878
TiVo Inc *	4,468	59,112
Travelzoo Inc *	615	14,084
Tremor Video Inc *	375	1,545
TriQuint Semiconductor Inc *	1,242	16,630
Trulia Inc *	2,097	69,620
Tyler Technologies Inc *	2,387	199,744
Ubiquiti Networks Inc *	953	43,333

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Ultra Clean Holdings Inc *	109	$ 1,433
Ultratech Inc *	2,103	61,387
Uni-Pixel Inc *	804	6,159
Unisys Corp *	194	5,909
Universal Display Corp *	3,049	97,294
Unwired Planet Inc *	4,172	9,053
Varonis Systems Inc *	297	10,621
VASCO Data Security International Inc *	862	6,499
Veeco Instruments Inc *	673	28,219
Verint Systems Inc *	3,995	187,485
ViaSat Inc *	2,997	206,913
Violin Memory Inc *	524	2,096
VirnetX Holding Corp *	3,199	45,362
Virtusa Corp *	1,726	57,838
Vistaprint NV * (Netherlands)	2,473	121,721
Vocus Inc *	128	1,706
Vringo Inc *	879	3,050
Web.com Group Inc *	3,173	107,977
WebMD Health Corp *	2,160	89,424
WEX Inc *	2,940	279,447
Wix.com Ltd * (Israel)	458	10,520
XO Group Inc *	2,023	20,513
Xoom Corp *	620	12,102
Yelp Inc *	2,460	189,248
YuMe Inc *	253	1,849
Zillow Inc ‘A’ *	1,764	155,408
Zix Corp *	4,689	19,412

		15,981,580

Materials - 4.8%

Advanced Emissions Solutions Inc *	1,610	39,509
AEP Industries Inc *	333	12,354
AMCOL International Corp	815	37,311
American Vanguard Corp	2,172	47,024
Arabian American Development Co *	1,419	15,396
Balchem Corp	2,250	117,270
Berry Plastics Group Inc *	4,201	97,253
Boise Cascade Co *	948	27,151
Calgon Carbon Corp *	4,100	89,503
Chase Corp	140	4,414
Chemtura Corp *	7,457	188,588
Clearwater Paper Corp *	1,256	78,714
Coeur Mining Inc *	2,869	26,653
Deltic Timber Corp	843	54,989
Ferro Corp *	5,498	75,103
Flotek Industries Inc *	3,622	100,873
FutureFuel Corp	418	8,485
Globe Specialty Metals Inc	263	5,476
Gold Resource Corp	2,567	12,270
Graphic Packaging Holding Co *	14,855	150,927
Handy & Harman Ltd *	365	8,034
Hawkins Inc	714	26,232
HB Fuller Co	3,817	184,285
Headwaters Inc *	5,549	73,302
Hecla Mining Co	3,395	10,423
Innophos Holdings Inc	1,668	94,576
Innospec Inc	1,689	76,393
KapStone Paper & Packaging Corp *	6,187	178,433
KMG Chemicals Inc	478	7,495
Koppers Holdings Inc	1,574	64,896
Landec Corp *	1,967	21,952
Louisiana-Pacific Corp *	7,646	128,988
LSB Industries Inc *	796	29,786
Marrone Bio Innovations Inc *	287	4,009
Materion Corp	822	27,890
Midway Gold Corp * (Canada)	7,249	7,611
Myers Industries Inc	274	5,458
Neenah Paper Inc	122	6,310
Olin Corp	4,051	111,848
Olympic Steel Inc	167	4,793

	Shares	Value
OM Group Inc	149	$ 4,950
OMNOVA Solutions Inc *	3,572	37,077
Paramount Gold & Silver Corp *	10,799	13,283
Penford Corp *	108	1,551
PH Glatfelter Co	2,901	78,965
PolyOne Corp	7,536	276,270
Quaker Chemical Corp	245	19,313
Schnitzer Steel Industries Inc ‘A’	98	2,827
Schweitzer-Mauduit International Inc	1,720	73,255
Stepan Co	853	55,070
Taminco Corp *	1,065	22,376
Texas Industries Inc *	1,538	137,836
Tredegar Corp	685	15,762
United States Lime & Minerals Inc	133	7,488
US Concrete Inc *	1,051	24,698
US Silica Holdings Inc	1,627	62,103
Walter Energy Inc	1,679	12,693
Wausau Paper Corp	3,554	45,242
Worthington Industries Inc	4,012	153,459
Zep Inc	665	11,770

		3,317,965

Telecommunication Services - 0.9%

8x8 Inc *	6,663	72,027
Atlantic Tele-Network Inc	732	48,254
Cbeyond Inc *	136	986
Cincinnati Bell Inc *	5,142	17,791
Cogent Communications Group Inc	3,576	127,055
Consolidated Communications Holdings Inc	3,029	60,610
FairPoint Communications Inc *	1,390	18,904
General Communication Inc ‘A’ *	2,386	27,224
HickoryTech Corp	1,049	13,417
IDT Corp ‘B’	1,090	18,159
inContact Inc *	3,761	36,106
Inteliquent Inc	1,006	14,617
Leap Wireless International Inc - Contingent Value Rights * +	912	2,298
Lumos Networks Corp	1,166	15,589
magicJack VocalTec Ltd * (Israel)	949	20,147
NTELOS Holdings Corp	1,157	15,620
Premiere Global Services Inc *	685	8,261
RingCentral Inc ‘A’ *	236	4,272
Shenandoah Telecommunications Co	1,633	52,730
Straight Path Communications Inc ‘B’ *	516	3,798
Towerstream Corp *	4,049	9,515

		587,380

Utilities - 0.1%

American States Water Co	234	7,556
Pure Cycle Corp *	1,378	8,337
SJW Corp	305	9,016
South Jersey Industries Inc	453	25,409
UNS Energy Corp	188	11,285
York Water Co	730	14,892

		76,495

Total Common Stocks (Cost $47,222,741)		65,014,870

EXCHANGE-TRADED FUND - 2.6%

iShares Russell 2000 Growth	13,080	1,779,665

Total Exchange-Traded Fund (Cost $1,763,839)		1,779,665

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $2,949,008; collateralized by Fannie Mae: 1.020% due 10/17/17 and value $3,009,600).	$2,949,008	$ 2,949,008

Total Short-Term Investment (Cost $2,949,008)		2,949,008

TOTAL INVESTMENTS - 101.6% (Cost $51,935,588)		69,743,543

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(1,087,956)

NET ASSETS - 100.0%		$68,655,587

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $2,298 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Russell 2000 Mini (06/14)	15	($23,840)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$10,209,669	$10,209,669	$-	$-
	Consumer Staples	3,152,551	3,152,551	-	-
	Energy	2,453,609	2,453,609	-	-
	Financials	4,732,613	4,732,613	-	-
	Health Care	14,313,161	14,313,161	-	-
	Industrials	10,189,847	10,189,847	-	-
	Information Technology	15,981,580	15,981,580	-	-
	Materials	3,317,965	3,317,965	-	-
	Telecommunication Services	587,380	585,082	-	2,298
	Utilities	76,495	76,495	-	-

		65,014,870	65,012,572	-	2,298
	Exchange-Traded Fund	1,779,665	1,779,665	-	-
	Short-Term Investment	2,949,008	-	2,949,008	-

	Total Assets	69,743,543	66,792,237	2,949,008	2,298

Liabilities	Derivatives:
	Equity Contracts
	Futures	(23,840)	(23,840)	-	-

	Total Liabilities	(23,840)	(23,840)	-	-

	Total	$69,719,703	$66,768,397	$2,949,008	$2,298

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Central European Media Enterprises Ltd (Bermuda) Exp 04/25/14 * +	151	$-

Total Rights (Cost $0)		-

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp 04/15/16 *	1,289	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 93.0%

Consumer Discretionary - 9.5%

1-800-Flowers.com Inc ‘A’ *	653	3,676
AH Belo Corp ‘A’	2,319	26,854
AMC Entertainment Holdings Inc ‘A’ *	1,939	47,021
America’s Car-Mart Inc *	218	8,005
American Apparel Inc *	7,375	3,695
American Axle & Manufacturing Holdings Inc *	2,513	46,541
Asbury Automotive Group Inc *	449	24,834
Ascent Capital Group Inc ‘A’ *	1,593	120,351
Barnes & Noble Inc *	4,845	101,260
Bassett Furniture Industries Inc	1,330	19,751
Beasley Broadcasting Group Inc ‘A’	483	4,395
Beazer Homes USA Inc *	1,343	26,967
bebe stores Inc	4,210	25,765
Biglari Holdings Inc *	188	91,648
Black Diamond Inc *	2,760	33,755
Bob Evans Farms Inc	2,667	133,430
Body Central Corp *	2,100	2,247
Bravo Brio Restaurant Group Inc *	140	1,975
Bridgepoint Education Inc *	2,047	30,480
Brown Shoe Co Inc	2,172	57,645
Brunswick Corp	597	27,038
Burlington Stores Inc *	816	24,088
Caesars Entertainment Corp *	520	9,885
Callaway Golf Co	9,437	96,446
Career Education Corp *	6,725	50,168
Carmike Cinemas Inc *	2,179	65,065
Carrols Restaurant Group Inc *	2,915	20,901
Cavco Industries Inc *	78	6,119
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	9,359	27,515
Citi Trends Inc *	1,774	28,898
ClubCorp Holdings Inc	1,297	24,513
Columbia Sportswear Co	1,621	133,976
Cooper Tire & Rubber Co	6,875	167,062
Core-Mark Holding Co Inc	1,269	92,129
Corinthian Colleges Inc *	9,744	13,447
Crocs Inc *	1,471	22,948
Crown Media Holdings Inc ‘A’ *	3,251	12,484
CSS Industries Inc	1,032	27,864
Culp Inc	117	2,310
Cumulus Media Inc ‘A’ *	2,383	16,467
Daily Journal Corp *	105	18,162
Dana Holding Corp	18,102	421,234

	Shares	Value
Del Frisco’s Restaurant Group Inc *	720	$20,088
Denny’s Corp *	2,568	16,512
Destination Maternity Corp	156	4,274
Destination XL Group Inc *	5,108	28,809
Dex Media Inc *	1,993	18,336
Diamond Resorts International Inc *	1,167	19,781
DineEquity Inc	1,020	79,631
Einstein Noah Restaurant Group Inc	133	2,189
Entercom Communications Corp ‘A’ *	2,900	29,203
Ethan Allen Interiors Inc	420	10,689
EW Scripps Co ‘A’ *	4,150	73,538
Federal-Mogul Corp *	2,626	49,132
Flexsteel Industries Inc	552	20,766
Fox Factory Holding Corp *	635	12,002
Fred’s Inc ‘A’	4,750	85,547
FTD Cos Inc *	2,418	76,917
Fuel Systems Solutions Inc *	1,721	18,518
G-III Apparel Group Ltd *	495	35,432
Genesco Inc *	877	65,398
Global Sources Ltd * (Bermuda)	2,063	18,484
Gordmans Stores Inc	759	4,144
Gray Television Inc *	6,149	63,765
Group 1 Automotive Inc	2,745	180,237
Harte-Hanks Inc	5,324	47,064
Haverty Furniture Cos Inc	1,835	54,499
Helen of Troy Ltd * (Bermuda)	4,052	280,520
hhgregg Inc *	1,569	15,078
Hooker Furniture Corp	1,295	20,280
Houghton Mifflin Harcourt Co *	792	16,101
Hovnanian Enterprises Inc ‘A’ *	4,071	19,256
Iconix Brand Group Inc *	3,111	122,169
Installed Building Products Inc *	394	5,496
International Speedway Corp ‘A’	3,541	120,359
Intrawest Resorts Holdings Inc *	1,346	17,552
Isle of Capri Casinos Inc *	2,568	19,697
Jack in the Box Inc *	1,099	64,775
JAKKS Pacific Inc	2,277	16,440
Johnson Outdoors Inc ‘A’	567	14,413
Jos A Bank Clothiers Inc *	2,993	192,450
Journal Communications Inc ‘A’ *	5,381	47,676
JTH Holding Inc ‘A’ *	63	1,748
Kate Spade & Co *	15,059	558,538
Kirkland’s Inc *	499	9,227
La-Z-Boy Inc	4,968	134,633
LeapFrog Enterprises Inc *	8,342	62,565
LGI Homes Inc *	536	9,246
Life Time Fitness Inc *	2,577	123,954
Lifetime Brands Inc	1,198	21,396
Lincoln Educational Services Corp	2,023	7,627
Live Nation Entertainment Inc *	17,586	382,495
Luby’s Inc *	2,446	15,067
M/I Homes Inc *	2,119	47,508
Malibu Boats Inc ‘A’ *	341	7,577
MarineMax Inc *	3,343	50,780
Marriott Vacations Worldwide Corp *	3,656	204,407
Martha Stewart Living Omnimedia Inc ‘A’ *	2,761	12,507
Matthews International Corp ‘A’	1,977	80,681
MDC Holdings Inc	4,020	113,686
MDC Partners Inc ‘A’ (Canada)	3,341	76,242
Media General Inc *	2,385	43,812
Meredith Corp	4,569	212,139
Meritage Homes Corp *	887	37,148
Modine Manufacturing Co *	6,158	90,215
Monarch Casino & Resort Inc *	494	9,154
Morgans Hotel Group Co *	1,900	15,276
Movado Group Inc	2,171	98,889
NACCO Industries Inc ‘A’	566	30,683
National CineMedia Inc	5,611	84,165
New York & Co Inc *	1,425	6,256
Noodles & Co *	163	6,434

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Office Depot Inc *	53,287	$220,075
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	12,147	175,038
Pacific Sunwear of California Inc *	554	1,645
Penske Automotive Group Inc	3,981	170,228
Perry Ellis International Inc *	1,510	20,747
Pinnacle Entertainment Inc *	465	11,021
Potbelly Corp *	214	3,824
Quiksilver Inc *	4,359	32,736
RadioShack Corp *	12,132	25,720
Reading International Inc ‘A’ *	2,014	14,763
Red Robin Gourmet Burgers Inc *	221	15,841
Regis Corp	6,241	85,502
Remy International Inc	1,706	40,296
Rent-A-Center Inc	6,779	180,321
Rentrak Corp *	66	3,978
RetailMeNot Inc *	320	10,240
RG Barry Corp	1,107	20,900
Ruby Tuesday Inc *	7,444	41,761
Saga Communications Inc ‘A’	427	21,218
Salem Communications Corp ‘A’	1,285	12,837
Scholastic Corp	3,424	118,060
Scientific Games Corp ‘A’ *	1,473	20,224
Sears Hometown & Outlet Stores Inc *	384	9,082
Select Comfort Corp *	394	7,124
SFX Entertainment Inc *	1,201	8,467
Shiloh Industries Inc *	751	13,323
Shoe Carnival Inc	1,836	42,301
Sizmek Inc *	2,939	31,242
Skechers U.S.A. Inc ‘A’ *	4,964	181,385
Skullcandy Inc *	2,243	20,591
Sonic Automotive Inc ‘A’	3,751	84,322
Sonic Corp *	1,405	32,020
Spartan Motors Inc	4,155	21,357
Speedway Motorsports Inc	1,431	26,803
Stage Stores Inc	4,212	102,983
Standard Motor Products Inc	687	24,574
Standard Pacific Corp *	18,581	154,408
Stein Mart Inc	1,613	22,598
Steiner Leisure Ltd * (Bahamas)	1,322	61,142
Stoneridge Inc *	502	5,637
Superior Industries International Inc	3,112	63,765
Systemax Inc *	1,285	19,159
The Bon-Ton Stores Inc	109	1,197
The Cato Corp ‘A’	2,843	76,875
The Children’s Place Retail Stores Inc	1,933	96,283
The Container Store Group Inc *	775	26,311
The Finish Line Inc ‘A’	4,135	112,017
The Jones Group Inc	10,139	151,781
The Marcus Corp	2,335	38,995
The McClatchy Co ‘A’ *	1,357	8,712
The Men’s Wearhouse Inc	5,972	292,509
The New Home Co Inc *	534	7,604
The New York Times Co ‘A’	16,405	280,854
The Pep Boys-Manny Moe & Jack *	6,860	87,259
Tilly’s Inc ‘A’ *	72	842
Town Sports International Holdings Inc	2,922	24,808
Trans World Entertainment Corp	1,048	3,804
TRI Pointe Homes Inc *	1,708	27,721
Tuesday Morning Corp *	5,576	78,900
UCP Inc ‘A’ *	682	10,271
Unifi Inc *	1,817	41,918
Universal Electronics Inc *	1,773	68,065
Universal Technical Institute Inc	2,598	33,644
ValueVision Media Inc ‘A’ *	530	2,576
Vince Holding Corp *	715	18,847
VOXX International Corp *	2,270	31,054
WCI Communities Inc *	390	7,706
West Marine Inc *	2,057	23,388
Weyco Group Inc	747	20,184
World Wrestling Entertainment Inc ‘A’	3,311	95,622

	Shares	Value
ZAGG Inc *	3,608	$16,669
Zale Corp *	4,186	87,529

		10,633,489

Consumer Staples - 2.3%

Alico Inc	43	1,621
Alliance One International Inc *	10,539	30,774
Boulder Brands Inc *	369	6,502
Cal-Maine Foods Inc	268	16,825
Central Garden & Pet Co ‘A’ *	4,480	37,050
Chiquita Brands International Inc *	5,770	71,836
Craft Brew Alliance Inc *	762	11,636
Darling International Inc *	14,637	293,033
Diamond Foods Inc *	2,871	100,284
Elizabeth Arden Inc *	487	14,371
Fairway Group Holdings Corp *	1,113	8,503
Fresh Del Monte Produce Inc (Cayman)	4,800	132,336
Griffin Land & Nurseries Inc	296	8,951
Harbinger Group Inc *	4,035	49,348
Ingles Markets Inc ‘A’	1,450	34,539
Inter Parfums Inc	609	22,052
John B Sanfilippo & Son Inc	967	22,260
Nature’s Sunshine Products Inc	1,327	18,286
Nutraceutical International Corp *	1,026	26,666
Oil-Dri Corp of America	429	14,818
Omega Protein Corp *	2,240	27,037
Orchids Paper Products Co	93	2,846
Post Holdings Inc *	4,777	263,308
Revlon Inc ‘A’ *	937	23,940
Rite Aid Corp *	36,458	228,592
Roundy’s Inc	3,111	21,404
Seaboard Corp *	34	89,129
Seneca Foods Corp ‘A’ *	983	30,945
Snyder’s-Lance Inc	5,099	143,741
Spartan Stores Inc	4,766	110,619
SUPERVALU Inc *	6,395	43,742
Synutra International Inc *	196	1,311
The Andersons Inc	3,589	212,612
The Pantry Inc *	2,661	40,820
Tootsie Roll Industries Inc	169	5,057
TreeHouse Foods Inc *	1,596	114,896
Universal Corp	2,808	156,939
Vector Group Ltd	2,371	51,071
Village Super Market Inc ‘A’	277	7,313
Weis Markets Inc	1,459	71,856

		2,568,869

Energy - 7.1%

Adams Resources & Energy Inc	229	13,264
Alon USA Energy Inc	2,845	42,504
Alpha Natural Resources Inc *	28,003	119,013
Apco Oil & Gas International Inc * (Cayman)	914	13,207
Approach Resources Inc *	1,882	39,353
Arch Coal Inc	26,552	127,981
Athlon Energy Inc *	1,360	48,212
Basic Energy Services Inc *	3,870	106,077
Bill Barrett Corp *	4,406	112,794
Bolt Technology Corp	1,036	20,482
BPZ Resources Inc *	14,369	45,693
Bristow Group Inc	4,536	342,559
C&J Energy Services Inc *	5,673	165,425
Cal Dive International Inc *	11,740	19,958
Callon Petroleum Co *	4,849	40,586
CARBO Ceramics Inc	1,366	188,494
Carrizo Oil & Gas Inc *	788	42,126
CHC Group Ltd * (Cayman)	3,125	23,094
Clayton Williams Energy Inc *	763	86,227
Cloud Peak Energy Inc *	7,674	162,228
Comstock Resources Inc	6,162	140,802
Contango Oil & Gas Co *	1,595	76,145

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Dawson Geophysical Co	976	$27,338
Delek US Holdings Inc	1,703	49,455
Emerald Oil Inc *	6,901	46,375
Endeavour International Corp *	5,738	18,648
Energy XXI Bermuda Ltd (Bermuda)	9,300	219,201
EPL Oil & Gas Inc *	2,603	100,476
Equal Energy Ltd (Canada)	4,346	19,905
Era Group Inc *	2,595	76,059
EXCO Resources Inc	10,113	56,633
Exterran Holdings Inc	7,314	320,938
Forest Oil Corp *	12,651	24,163
Forum Energy Technologies Inc *	2,551	79,030
Frontline Ltd * (Bermuda)	7,563	29,723
GasLog Ltd (Bermuda)	3,913	91,134
Green Plains Renewable Energy Inc	3,235	96,921
Gulf Island Fabrication Inc	1,754	37,904
Gulfmark Offshore Inc ‘A’	3,365	151,223
Halcon Resources Corp *	29,986	129,839
Hallador Energy Co	1,143	9,773
Helix Energy Solutions Group Inc *	13,240	304,255
Hercules Offshore Inc *	19,823	90,988
Hornbeck Offshore Services Inc *	4,339	181,414
ION Geophysical Corp *	12,741	53,640
Jones Energy Inc ‘A’ *	825	12,490
Key Energy Services Inc *	19,217	177,565
Knightsbridge Tankers Ltd (Bermuda)	3,767	51,043
L&L Energy Inc * +	3,851	5,823
Magnum Hunter Resources Corp *	15,149	128,766
Matador Resources Co *	7,267	177,969
Matrix Service Co *	2,853	96,374
Midstates Petroleum Co Inc *	4,057	21,745
Miller Energy Resources Inc *	3,726	21,909
Mitcham Industries Inc *	1,562	21,774
Natural Gas Services Group Inc *	1,496	45,089
Newpark Resources Inc *	2,010	23,014
Nordic American Tankers Ltd (Bermuda)	9,858	97,003
North Atlantic Drilling Ltd (Bermuda)	6,246	55,215
Northern Oil & Gas Inc *	8,152	119,182
Nuverra Environmental Solutions Inc *	1,655	33,580
Panhandle Oil & Gas Inc ‘A’	35	1,526
Parker Drilling Co *	15,130	107,272
PDC Energy Inc *	4,534	282,287
Penn Virginia Corp *	7,080	123,829
PetroQuest Energy Inc *	471	2,685
PHI Inc *	1,587	70,209
Pioneer Energy Services Corp *	7,743	100,272
Quicksilver Resources Inc *	12,632	33,222
Renewable Energy Group Inc *	2,048	24,535
Resolute Energy Corp *	8,888	63,994
REX American Resources Corp *	589	33,602
RSP Permian Inc *	1,673	48,333
Sanchez Energy Corp *	4,516	133,809
Scorpio Tankers Inc	23,181	231,115
SEACOR Holdings Inc *	2,350	203,087
SemGroup Corp ‘A’	357	23,448
Ship Finance International Ltd (Bermuda)	7,199	129,366
Stone Energy Corp *	6,210	260,634
Swift Energy Co *	5,722	61,569
Teekay Tankers Ltd ‘A’	7,665	27,134
Tesco Corp * (Canada)	3,960	73,260
TETRA Technologies Inc *	10,114	129,459
TGC Industries Inc *	131	779
Triangle Petroleum Corp *	7,281	59,995
Ur-Energy Inc * (Canada)	11,733	18,186
VAALCO Energy Inc *	3,528	30,164
Vantage Drilling Co * (Cayman)	24,359	41,654
W&T Offshore Inc	4,544	78,657
Warren Resources Inc *	8,835	42,408
Western Refining Inc	3,011	116,225
Westmoreland Coal Co *	1,416	42,168

	Shares	Value
Willbros Group Inc *	4,862	$61,358
ZaZa Energy Corp *	2,227	1,675

		7,937,716

Financials - 36.9%

1st Source Corp	2,031	65,175
1st United Bancorp Inc	3,664	28,066
Acadia Realty Trust REIT	5,719	150,867
Access National Corp	945	15,318
AG Mortgage Investment Trust Inc REIT	3,541	62,003
Agree Realty Corp REIT	2,088	63,496
Alexander & Baldwin Inc	5,516	234,761
Altisource Residential Corp REIT	7,216	227,737
Ambac Financial Group Inc *	3,764	116,797
American Assets Trust Inc REIT	3,791	127,908
American Capital Mortgage Investment Corp REIT	6,871	128,969
American Equity Investment Life Holding Co	7,284	172,048
American National Bankshares Inc	991	23,308
American Realty Capital Properties Inc REIT	49,307	691,284
American Residential Properties Inc REIT *	1,691	30,404
Ameris Bancorp *	3,396	79,127
AMERISAFE Inc	2,400	105,384
Ames National Corp	1,167	25,721
AmREIT Inc	2,445	40,514
AmTrust Financial Services Inc	747	28,095
Anworth Mortgage Asset Corp REIT	16,166	80,183
Apollo Commercial Real Estate Finance Inc REIT	4,985	82,901
Apollo Investment Corp	27,767	230,744
Apollo Residential Mortgage Inc REIT	3,839	62,307
Ares Commercial Real Estate Corp REIT	2,658	35,644
Argo Group International Holdings Ltd (Bermuda)	2,333	107,085
Arlington Asset Investment Corp ‘A’	1,436	38,025
Armada Hoffler Properties Inc REIT	2,381	23,905
ARMOUR Residential REIT Inc	48,178	198,493
Arrow Financial Corp	1,345	35,562
Ashford Hospitality Prime Inc REIT	2,004	30,300
Ashford Hospitality Trust Inc REIT	7,901	89,044
Associated Estates Realty Corp REIT	7,633	129,303
Astoria Financial Corp	11,163	154,273
AV Homes Inc *	1,136	20,550
Aviv REIT Inc	1,281	31,320
Baldwin & Lyons Inc ‘B’	1,135	29,839
Banc of California Inc	2,031	24,920
BancFirst Corp	955	54,082
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	3,836	101,309
Bancorp Inc *	4,346	81,748
BancorpSouth Inc	12,065	301,142
Bank Mutual Corp	5,680	36,011
Bank of Kentucky Financial Corp	765	28,718
Bank of Marin Bancorp	699	31,469
Bank of the Ozarks Inc	1,168	79,494
BankFinancial Corp	2,511	25,060
Banner Corp	2,458	101,294
Bar Harbor Bankshares	490	18,792
BBCN Bancorp Inc	9,983	171,109
BBX Capital Corp ‘A’ *	887	17,252
Beneficial Mutual Bancorp Inc *	3,917	51,665
Berkshire Hills Bancorp Inc	3,338	86,387
BlackRock Kelso Capital Corp	9,026	82,768
Blue Capital Reinsurance Holdings Ltd * (Bermuda)	592	10,295
BNC Bancorp	2,261	39,183
Boston Private Financial Holdings Inc	10,299	139,345
Bridge Bancorp Inc	1,410	37,661
Bridge Capital Holdings *	1,179	28,013

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Brookline Bancorp Inc	9,258	$87,210
Bryn Mawr Bank Corp	1,672	48,037
C&F Financial Corp	404	13,389
Calamos Asset Management Inc ‘A’	2,452	31,704
California First National Bancorp	347	5,326
Camden National Corp	951	39,181
Campus Crest Communities Inc REIT	7,939	68,911
Capital Bank Financial Corp ‘A’ *	3,094	77,690
Capital City Bank Group Inc	1,564	20,770
Capital Southwest Corp	1,814	62,982
Capitala Finance Corp	427	8,233
Capitol Federal Financial Inc	19,022	238,726
Capstead Mortgage Corp REIT	10,705	135,525
Cardinal Financial Corp	4,365	77,828
Cascade Bancorp *	786	4,402
Cash America International Inc	3,629	140,515
CatchMark Timber Trust Inc ‘A’ REIT	1,541	21,651
Cathay General Bancorp	10,067	253,588
Cedar Realty Trust Inc REIT	8,916	54,477
Center Bancorp Inc	1,452	27,588
Centerstate Banks Inc	3,703	40,437
Central Pacific Financial Corp	2,630	53,126
Century Bancorp Inc ‘A’	411	14,019
Chambers Street Properties REIT	30,479	236,822
Charter Financial Corp	2,719	29,392
Chatham Lodging Trust REIT	3,247	65,654
Chemical Financial Corp	3,859	125,225
Chemung Financial Corp	460	12,475
Chesapeake Lodging Trust REIT	6,324	162,717
CIFC Corp	759	6,178
Citizens & Northern Corp	1,561	30,767
Citizens Inc *	5,303	39,242
City Holding Co	2,070	92,860
Clifton Savings Bancorp Inc	1,022	11,978
CNB Financial Corp	1,791	31,665
CNO Financial Group Inc	27,657	500,592
CoBiz Financial Inc	4,340	49,997
Colony Financial Inc REIT	11,222	246,323
Columbia Banking System Inc	6,496	185,266
Community Bank System Inc	4,766	185,969
Community Trust Bancorp Inc	1,874	77,734
CommunityOne Bancorp *	1,287	14,440
ConnectOne Bancorp Inc *	203	9,939
Consolidated-Tomoka Land Co	673	27,108
Consumer Portfolio Services Inc *	932	6,375
Cousins Properties Inc REIT	21,567	247,374
Cowen Group Inc ‘A’ *	11,873	52,360
Crawford & Co ‘B’	2,030	22,147
CU Bancorp *	1,150	21,160
CubeSmart REIT	17,043	292,458
Customers Bancorp Inc *	2,450	51,132
CVB Financial Corp	11,078	176,140
CyrusOne Inc REIT	2,334	48,617
CYS Investments Inc REIT	20,424	168,702
DCT Industrial Trust Inc REIT	40,258	317,233
DFC Global Corp *	4,959	43,788
DiamondRock Hospitality Co REIT	24,920	292,810
Dime Community Bancshares Inc	4,226	71,757
Donegal Group Inc ‘A’	880	12,830
Doral Financial Corp *	764	6,632
DuPont Fabros Technology Inc REIT	4,523	108,869
Dynex Capital Inc REIT	7,030	62,919
Eagle Bancorp Inc *	2,877	103,860
EastGroup Properties Inc REIT	283	17,804
Education Realty Trust Inc REIT	14,454	142,661
Ellington Residential Mortgage REIT	795	13,451
EMC Insurance Group Inc	562	19,968
Empire State Realty Trust Inc ‘A’ REIT	8,454	127,740
Employers Holdings Inc	1,144	23,143
Encore Capital Group Inc *	674	30,802

	Shares	Value
Enstar Group Ltd * (Bermuda)	784	$106,867
Enterprise Bancorp Inc	916	18,631
Enterprise Financial Services Corp	2,745	55,092
EPR Properties REIT	6,518	347,996
Equity One Inc REIT	7,154	159,820
ESB Financial Corp	1,568	20,494
ESSA Bancorp Inc	1,026	11,153
Essent Group Ltd * (Bermuda)	2,536	56,959
EverBank Financial Corp	9,641	190,217
Excel Trust Inc REIT	5,961	75,585
Ezcorp Inc ‘A’ *	6,769	73,038
Farmers Capital Bank Corp *	916	20,573
FBL Financial Group Inc ‘A’	1,198	51,897
FBR & Co *	1,055	27,251
Federal Agricultural Mortgage Corp ‘C’	1,257	41,795
FelCor Lodging Trust Inc REIT	15,812	142,941
Fidelity & Guaranty Life	1,057	24,945
Fidelity Southern Corp	1,799	25,132
Fidus Investment Corp	1,711	33,039
Fifth Street Finance Corp	17,466	165,228
Financial Institutions Inc	1,707	39,295
First American Financial Corp	13,709	363,974
First Bancorp Inc	1,238	20,179
First Bancorp NC	2,423	46,037
First BanCorp PR *	8,857	48,182
First Busey Corp	8,959	51,962
First Commonwealth Financial Corp	12,842	116,092
First Community Bancshares Inc	2,523	41,276
First Connecticut Bancorp Inc	2,064	32,322
First Defiance Financial Corp	1,195	32,408
First Federal Bancshares of Arkansas Inc *	231	2,118
First Financial Bancorp	7,559	135,911
First Financial Bankshares Inc	1,325	81,872
First Financial Corp	1,399	47,118
First Financial Holdings Inc	3,102	194,247
First Financial Northwest Inc	1,834	18,615
First Industrial Realty Trust Inc REIT	13,466	260,163
First Interstate Bancsystem Inc	2,396	67,615
First Merchants Corp	4,572	98,938
First Midwest Bancorp Inc	9,516	162,533
First NBC Bank Holding Co *	511	17,813
First Potomac Realty Trust REIT	7,074	91,396
First Security Group Inc *	7,749	16,118
Firsthand Technology Value Fund Inc	1,098	23,442
FirstMerit Corp	20,976	436,930
Flagstar Bancorp Inc *	2,434	54,083
Flushing Financial Corp	4,062	85,586
FNB Corp	18,806	252,000
Forestar Group Inc *	4,000	71,200
Fortegra Financial Corp *	717	5,041
Fox Chase Bancorp Inc	1,481	24,955
Franklin Financial Corp *	1,281	25,056
Franklin Street Properties Corp REIT	11,337	142,846
Gain Capital Holdings Inc	1,387	14,993
Garrison Capital Inc	735	10,386
German American Bancorp Inc	1,563	45,155
Getty Realty Corp REIT	3,222	60,864
GFI Group Inc	8,565	30,406
Glacier Bancorp Inc	9,202	267,502
Gladstone Capital Corp	2,663	26,843
Gladstone Commercial Corp REIT	2,433	42,188
Gladstone Investment Corp	3,318	27,440
Glimcher Realty Trust REIT	1,815	18,204
Global Indemnity PLC * (Ireland)	1,007	26,524
Golub Capital BDC Inc	4,937	88,076
Government Properties Income Trust REIT	5,767	145,328
Gramercy Property Trust Inc REIT	7,265	37,487
Great Southern Bancorp Inc	1,285	38,589
Green Dot Corp ‘A’ *	3,370	65,816
Greenlight Capital Re Ltd ‘A’ * (Cayman)	2,767	90,758

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
GSV Capital Corp *	2,356	$23,890
Guaranty Bancorp	1,808	25,764
Hallmark Financial Services Inc *	1,602	13,313
Hampton Roads Bankshares Inc *	4,247	6,753
Hancock Holding Co	10,750	393,988
Hanmi Financial Corp	3,984	92,827
Healthcare Realty Trust Inc REIT	7,524	181,705
Heartland Financial USA Inc	2,024	54,628
Hercules Technology Growth Capital Inc	7,906	111,237
Heritage Commerce Corp	2,564	20,666
Heritage Financial Corp	1,877	31,759
Heritage Oaks Bancorp *	2,467	19,933
Hersha Hospitality Trust REIT	26,199	152,740
HFF Inc ‘A’	627	21,073
Highwoods Properties Inc REIT	7,900	303,439
Hilltop Holdings Inc *	8,229	195,768
Hingham Institution for Savings	148	11,618
Home Bancorp Inc *	768	16,120
Home BancShares Inc	4,188	144,151
Home Federal Bancorp Inc	1,764	27,448
Home Loan Servicing Solutions Ltd (Cayman)	8,997	194,335
HomeStreet Inc	1,582	30,928
HomeTrust Bancshares Inc *	2,525	39,845
Horace Mann Educators Corp	5,037	146,073
Horizon Bancorp	1,074	23,929
Horizon Technology Finance Corp	1,047	13,098
Hudson Pacific Properties Inc REIT	6,553	151,178
Hudson Valley Holding Corp	2,035	38,767
Iberiabank Corp	3,778	265,027
ICG Group Inc *	4,634	94,626
Imperial Holdings Inc *	2,085	11,989
Independence Holding Co	910	12,212
Independent Bank Corp	3,096	121,890
Independent Bank Group Inc	477	28,024
Infinity Property & Casualty Corp	713	48,220
Inland Real Estate Corp REIT	1,686	17,787
International Bancshares Corp	6,840	171,547
Intervest Bancshares Corp *	2,122	15,809
INTL. FCStone Inc *	1,166	21,932
Invesco Mortgage Capital Inc REIT	15,759	259,551
Investment Technology Group Inc *	4,869	98,354
Investors Bancorp Inc	5,643	155,973
Investors Real Estate Trust REIT	12,988	116,632
Investors Title Co	155	11,765
iStar Financial Inc REIT *	10,782	159,142
Janus Capital Group Inc	19,056	207,139
JAVELIN Mortgage Investment Corp REIT	1,881	25,224
JGWPT Holdings Inc ‘A’ *	972	17,749
JMP Group Inc	1,851	13,161
Kansas City Life Insurance Co	481	23,184
KCAP Financial Inc	3,520	30,483
KCG Holdings Inc ‘A’ *	5,266	62,823
Kearny Financial Corp *	1,774	26,220
Kennedy-Wilson Holdings Inc	7,529	169,478
Kite Realty Group Trust REIT	15,774	94,644
Ladder Capital Corp ‘A’ *	1,818	34,324
Lakeland Bancorp Inc	4,422	49,748
Lakeland Financial Corp	2,175	87,479
LaSalle Hotel Properties REIT	13,195	413,135
LCNB Corp	868	15,016
Lexington Realty Trust REIT	17,848	194,722
LTC Properties Inc REIT	650	24,460
Macatawa Bank Corp	2,842	14,324
Maiden Holdings Ltd (Bermuda)	5,691	71,024
Main Street Capital Corp	4,642	152,536
MainSource Financial Group Inc	2,509	42,904
Manning & Napier Inc	1,654	27,738
Marcus & Millichap Inc *	849	15,146
Marlin Business Services Corp	997	20,748

	Shares	Value
MB Financial Inc	6,689	$207,091
MCG Capital Corp	8,842	33,511
Meadowbrook Insurance Group Inc	5,722	33,359
Medallion Financial Corp	3,031	40,040
Medical Properties Trust Inc REIT	20,591	263,359
Medley Capital Corp	6,129	83,416
Mercantile Bank Corp	1,066	21,981
Merchants Bancshares Inc	715	23,316
Meridian Interstate Bancorp Inc *	952	24,343
Meta Financial Group Inc	729	32,696
Metro Bancorp Inc *	1,738	36,741
MGIC Investment Corp *	18,161	154,732
Middleburg Financial Corp	659	11,605
MidSouth Bancorp Inc	998	16,796
MidWestOne Financial Group Inc	842	21,252
Monmouth Real Estate Investment Corp ‘A’ REIT	6,021	57,440
Montpelier Re Holdings Ltd (Bermuda)	4,897	145,735
MVC Capital Inc	2,757	37,357
NASB Financial Inc	480	12,096
National Bank Holdings Corp ‘A’	5,995	120,320
National Bankshares Inc	869	31,727
National Interstate Corp	596	15,979
National Penn Bancshares Inc	15,203	158,871
National Western Life Insurance Co ‘A’	266	65,037
NBT Bancorp Inc	5,707	139,593
Nelnet Inc ‘A’	2,892	118,283
New Mountain Finance Corp	6,158	89,599
New Residential Investment Corp REIT	32,556	210,637
New York Mortgage Trust Inc REIT	9,792	76,182
NewBridge Bancorp *	3,073	21,941
NewStar Financial Inc *	3,211	44,504
NGP Capital Resources Co	2,636	17,819
Nicholas Financial Inc (Canada)	1,325	20,842
Northfield Bancorp Inc	5,933	76,298
Northrim BanCorp Inc	810	20,809
NorthStar Realty Finance Corp REIT	40,873	659,690
Northwest Bancshares Inc	11,062	161,505
OceanFirst Financial Corp	1,700	30,073
OFG Bancorp	5,944	102,177
Old National Bancorp	12,940	192,935
OmniAmerican Bancorp Inc	1,393	31,746
One Liberty Properties Inc REIT	1,508	32,151
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	3,157	48,807
Oppenheimer Holdings Inc ‘A’	1,206	33,828
Oritani Financial Corp	4,164	65,833
Pacific Continental Corp	2,207	30,368
Pacific Premier Bancorp Inc *	2,011	32,458
PacWest Bancorp	4,800	206,448
Palmetto Bancshares Inc *	518	7,299
Park National Corp	1,482	113,951
Park Sterling Corp	5,482	36,455
Parkway Properties Inc REIT	7,489	136,674
Peapack Gladstone Financial Corp	1,435	31,570
Pebblebrook Hotel Trust REIT	7,824	264,217
PennantPark Floating Rate Capital Ltd	1,792	24,765
PennantPark Investment Corp	8,739	96,566
Penns Woods Bancorp Inc	568	27,707
Pennsylvania REIT	8,655	156,223
PennyMac Financial Services Inc ‘A’ *	1,446	24,061
PennyMac Mortgage Investment Trust REIT	8,472	202,481
Peoples Bancorp Inc	1,341	33,163
PHH Corp *	7,188	185,738
Physicians Realty Trust REIT	2,291	31,891
PICO Holdings Inc *	2,904	75,475
Pinnacle Financial Partners Inc	4,448	166,756
Piper Jaffray Cos *	2,118	97,004
Platinum Underwriters Holdings Ltd (Bermuda)	3,239	194,664

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Preferred Bank *	1,366	$35,461
Primerica Inc	7,255	341,783
PrivateBancorp Inc	8,306	253,416
Prospect Capital Corp	39,105	422,334
Prosperity Bancshares Inc	7,573	500,954
Provident Financial Holdings Inc	1,132	17,455
Provident Financial Services Inc	7,589	139,410
QTS Realty Trust Inc ‘A’ REIT	1,612	40,445
Radian Group Inc	15,730	236,422
RAIT Financial Trust REIT	10,250	87,023
Ramco-Gershenson Properties Trust REIT	8,560	139,528
RCS Capital Corp ‘A’	178	6,928
RE/MAX Holdings Inc ‘A’ *	977	28,167
Redwood Trust Inc REIT	10,529	213,528
Regional Management Corp *	332	8,187
Renasant Corp	4,004	116,316
Republic Bancorp Inc ‘A’	1,244	28,114
Resource America Inc ‘A’	1,478	12,666
Resource Capital Corp REIT	16,864	93,933
Retail Opportunity Investments Corp REIT	9,208	137,568
Rexford Industrial Realty Inc REIT	1,483	21,029
RLI Corp	5,400	238,896
RLJ Lodging Trust REIT	15,563	416,155
Rockville Financial Inc	3,600	48,924
Rouse Properties Inc REIT	3,460	59,650
Ryman Hospitality Properties Inc REIT	2,053	87,294
S&T Bancorp Inc	3,952	93,662
Sabra Health Care REIT Inc	2,940	81,997
Safeguard Scientifics Inc *	2,546	56,470
Safety Insurance Group Inc	1,694	91,222
Sandy Spring Bancorp Inc	3,310	82,684
Seacoast Banking Corp of Florida *	2,141	23,551
Select Income REIT	2,937	88,903
Selective Insurance Group Inc	7,039	164,150
Sierra Bancorp	1,501	23,896
Silver Bay Realty Trust Corp REIT	1,881	29,193
Silvercrest Asset Management Group Inc ‘A’	562	10,279
Simmons First National Corp ‘A’	2,199	81,957
Solar Capital Ltd	5,881	128,088
Solar Senior Capital Ltd	1,449	24,792
Southside Bancshares Inc	2,417	75,845
Southwest Bancorp Inc	2,409	42,543
Sovran Self Storage Inc REIT	373	27,397
Springleaf Holdings Inc *	1,842	46,326
STAG Industrial Inc REIT	5,587	134,647
State Auto Financial Corp	1,827	38,933
State Bank Financial Corp	4,348	76,916
Stellus Capital Investment Corp	1,436	20,650
Sterling Bancorp	10,716	135,665
Sterling Financial Corp	4,275	142,486
Stewart Information Services Corp	2,787	97,907
Stifel Financial Corp *	8,033	399,722
Stonegate Mortgage Corp *	960	14,266
Strategic Hotels & Resorts Inc REIT *	3,551	36,185
Suffolk Bancorp *	1,423	31,733
Summit Hotel Properties Inc REIT	10,584	98,220
Sun Bancorp Inc *	5,055	16,985
Sunstone Hotel Investors Inc REIT	22,784	312,824
Susquehanna Bancshares Inc	22,872	260,512
SWS Group Inc *	3,527	26,382
SY Bancorp Inc	1,730	54,737
Symetra Financial Corp	10,325	204,642
Talmer Bancorp Inc ‘A’ *	1,966	28,782
Taylor Capital Group Inc *	2,386	57,073
TCP Capital Corp	4,742	78,480
Tejon Ranch Co *	126	4,263
Terreno Realty Corp REIT	3,101	58,640
Territorial Bancorp Inc	1,289	27,842
Texas Capital Bancshares Inc *	5,156	334,831

	Shares	Value
The First Marblehead Corp *	1,043	$6,300
The First of Long Island Corp	980	39,798
The Geo Group Inc REIT	4,548	146,628
The Navigators Group Inc *	1,337	82,078
The Phoenix Cos Inc *	711	36,794
Third Point Reinsurance Ltd * (Bermuda)	2,266	35,916
THL Credit Inc	4,229	58,360
TICC Capital Corp	6,968	68,147
Tompkins Financial Corp	1,893	92,681
Tower Group International Ltd (Bermuda)	6,652	17,960
TowneBank	3,263	50,609
Tree.com Inc *	301	9,343
Triangle Capital Corp	3,551	91,935
Trico Bancshares	1,972	51,134
Tristate Capital Holdings Inc *	831	11,809
TrustCo Bank Corp NY	12,576	88,535
Trustmark Corp	8,512	215,779
UMB Financial Corp	4,501	291,215
UMH Properties Inc REIT	1,769	17,301
Umpqua Holdings Corp	14,320	266,925
Union First Market Bankshares Corp	5,433	138,107
United Bankshares Inc	3,593	110,018
United Community Banks Inc *	5,336	103,572
United Community Financial Corp *	5,810	22,775
United Financial Bancorp Inc	2,415	44,412
United Fire Group Inc	2,539	77,059
Universal Insurance Holdings Inc	2,869	36,436
Univest Corp of Pennsylvania	2,091	42,907
Urstadt Biddle Properties Inc ‘A’ REIT	567	11,714
VantageSouth Bancshares Inc *	1,454	10,222
ViewPoint Financial Group Inc	5,068	146,212
Walker & Dunlop Inc *	2,028	33,158
Walter Investment Management Corp *	4,630	138,113
Washington Banking Co	1,919	34,120
Washington REIT	6,315	150,802
Washington Trust Bancorp Inc	1,959	73,404
Waterstone Financial Inc *	946	9,829
Webster Financial Corp	11,479	356,538
WesBanco Inc	3,398	108,158
West Bancorp Inc	1,782	27,069
Westamerica Bancorp	3,424	185,170
Western Alliance Bancorp *	9,496	233,602
Western Asset Mortgage Capital Corp REIT	3,359	52,535
Westfield Financial Inc	2,204	16,420
WhiteHorse Finance Inc	826	11,622
Whitestone REIT	2,775	40,071
Wilshire Bancorp Inc	8,860	98,346
Winthrop Realty Trust REIT	3,668	42,512
Wintrust Financial Corp	5,484	266,851
WSFS Financial Corp	1,018	72,716
Yadkin Financial Corp *	1,761	37,703
ZAIS Financial Corp REIT	101	1,683

		41,248,917

Health Care - 4.4%

ACADIA Pharmaceuticals Inc *	489	11,897
Acceleron Pharma Inc *	106	3,657
Addus HomeCare Corp *	581	13,392
Aerie Pharmaceuticals Inc *	197	4,174
Affymetrix Inc *	9,507	67,785
Agios Pharmaceuticals Inc *	115	4,502
Albany Molecular Research Inc *	2,827	52,554
Alliance HealthCare Services Inc *	374	12,540
Almost Family Inc *	1,008	23,285
Alnylam Pharmaceuticals Inc *	404	27,125
Alphatec Holdings Inc *	7,382	11,073
Amedisys Inc *	3,923	58,413
Amsurg Corp *	2,885	135,826
Analogic Corp	841	69,055
AngioDynamics Inc *	2,999	47,234

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Anika Therapeutics Inc *	614	$25,235
Aratana Therapeutics Inc *	157	2,914
Arena Pharmaceuticals Inc *	3,212	20,236
Arqule Inc *	412	845
ArthroCare Corp *	624	30,071
Auspex Pharmaceuticals Inc *	298	9,166
AVEO Pharmaceuticals Inc *	6,307	9,429
BIND Therapeutics Inc *	96	1,148
Biolase Inc *	290	700
BioScrip Inc *	5,432	37,915
Bluebird Bio Inc *	114	2,592
Cambrex Corp *	1,888	35,627
Cara Therapeutics Inc *	98	1,824
Celladon Corp *	115	1,371
Celldex Therapeutics Inc *	696	12,298
Cellular Dynamics International Inc *	65	970
Chindex International Inc *	1,187	22,648
Conatus Pharmaceuticals Inc *	97	789
Concert Pharmaceuticals Inc *	120	1,614
CONMED Corp	3,489	151,597
Cross Country Healthcare Inc *	3,274	26,421
CryoLife Inc	3,087	30,747
Curis Inc *	2,453	6,917
Cutera Inc *	1,708	19,113
Cynosure Inc ‘A’ *	1,532	44,888
Cytokinetics Inc *	619	5,881
Cytori Therapeutics Inc *	1,565	4,226
Derma Sciences Inc *	2,725	34,553
Dicerna Pharmaceuticals Inc *	64	1,808
Dynavax Technologies Corp *	3,583	6,449
Eleven Biotherapeutics Inc *	82	1,331
Emergent Biosolutions Inc *	2,766	69,897
Enzon Pharmaceuticals Inc	4,722	4,864
Esperion Therapeutics Inc *	103	1,557
Exactech Inc *	909	20,507
Five Prime Therapeutics Inc *	389	7,648
Five Star Quality Care Inc *	5,205	25,296
Flexion Therapeutics Inc *	82	1,349
Foundation Medicine Inc *	160	5,179
Genocea Biosciences Inc *	70	1,273
Geron Corp *	19,730	41,038
GlycoMimetics Inc *	146	2,384
Greatbatch Inc *	3,017	138,541
Hanger Inc *	2,569	86,524
Harvard Apparatus Regenerative Technology Inc *	702	6,367
Harvard Bioscience Inc *	2,809	13,315
HealthSouth Corp	1,850	66,471
Healthways Inc *	1,437	24,630
Hi-Tech Pharmacal Co Inc *	877	38,000
Horizon Pharma Inc *	3,599	54,417
ICU Medical Inc *	153	9,162
Idenix Pharmaceuticals Inc *	1,531	9,232
ImmunoGen Inc *	2,415	36,056
Immunomedics Inc *	434	1,827
Impax Laboratories Inc *	8,578	226,631
Inogen Inc *	158	2,609
Integra LifeSciences Holdings Corp *	1,300	59,787
InterMune Inc *	960	32,131
Intrexon Corp *	198	5,205
Invacare Corp	4,034	76,928
Karyopharm Therapeutics Inc *	167	5,159
Kindred Biosciences Inc *	351	6,504
Kindred Healthcare Inc	6,848	160,380
LDR Holding Corp *	407	13,972
Lexicon Pharmaceuticals Inc *	1,835	3,175
LHC Group Inc *	1,469	32,406
MacroGenics Inc *	246	6,846
Magellan Health Services Inc *	3,452	204,876
Medical Action Industries Inc *	1,073	7,479

	Shares	Value
Merit Medical Systems Inc *	5,350	$76,505
Momenta Pharmaceuticals Inc *	898	10,462
National Healthcare Corp	1,418	79,082
National Research Corp ‘A’ *	719	11,928
Natus Medical Inc *	1,535	39,603
Navidea Biopharmaceuticals Inc *	2,363	4,372
Nektar Therapeutics *	4,729	57,315
NPS Pharmaceuticals Inc *	4,485	134,236
NuVasive Inc *	4,361	167,506
Omnicell Inc *	1,808	51,745
OncoMed Pharmaceuticals Inc *	81	2,726
Onconova Therapeutics Inc *	98	621
Ophthotech Corp *	162	5,790
OraSure Technologies Inc *	6,779	54,029
Orthofix International NV * (Netherlands)	2,374	71,576
Owens & Minor Inc	6,281	220,023
Oxford Immunotec Global PLC * (United Kingdom)	368	7,386
Pacific Biosciences of California Inc *	6,918	37,011
Pernix Therapeutics Holdings *	2,251	12,043
PharMerica Corp *	3,839	107,415
PhotoMedex Inc *	1,046	16,558
Pozen Inc *	3,290	26,320
Progenics Pharmaceuticals Inc *	1,449	5,926
Prothena Corp PLC * (Ireland)	1,728	66,200
PTC Therapeutics Inc *	159	4,156
Relypsa Inc *	140	4,173
Retrophin Inc *	504	10,720
Revance Therapeutics Inc *	266	8,379
Rigel Pharmaceuticals Inc *	10,607	41,155
Rockwell Medical Inc *	4,021	50,906
RTI Surgical Inc *	6,842	27,915
Sciclone Pharmaceuticals Inc *	1,710	7,781
Select Medical Holdings Corp	6,418	79,904
SIGA Technologies Inc *	362	1,122
Skilled Healthcare Group Inc ‘A’ *	129	680
Spectrum Pharmaceuticals Inc *	7,731	60,611
Staar Surgical Co *	262	4,926
Surgical Care Affiliates Inc *	690	21,218
Symmetry Medical Inc *	4,550	45,773
Tandem Diabetes Care Inc *	203	4,484
Targacept Inc *	3,405	16,174
The Ensign Group Inc	108	4,713
Tornier NV * (Netherlands)	3,175	67,374
Triple-S Management Corp ‘B’ *	2,974	48,000
Ultragenyx Pharmaceutical Inc *	196	9,582
Universal American Corp	4,790	33,865
USMD Holdings Inc *	108	1,377
Veracyte Inc *	91	1,559
Vical Inc *	650	839
Vocera Communications Inc *	383	6,254
WellCare Health Plans Inc *	5,500	349,360
Wright Medical Group Inc *	5,074	157,649
XenoPort Inc *	6,681	34,541
Xencor Inc *	643	7,542
XOMA Corp *	1,042	5,429

		4,987,996

Industrials - 12.4%

AAR Corp	5,015	130,139
ABM Industries Inc	6,961	200,059
Acacia Research Corp	4,359	66,606
ACCO Brands Corp *	14,893	91,741
Accuride Corp *	332	1,471
Aceto Corp	2,894	58,140
Actuant Corp ‘A’	9,243	315,648
Aegion Corp *	4,474	113,237
Aerovironment Inc *	2,433	97,928
Air Transport Services Group Inc *	6,325	49,651
Aircastle Ltd (Bermuda)	5,228	101,319

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Alamo Group Inc	862	$46,832
Albany International Corp ‘A’	3,062	108,823
Ameresco Inc ‘A’ *	2,370	17,917
American Railcar Industries Inc	1,222	85,577
American Science & Engineering Inc	877	58,908
American Superconductor Corp *	6,118	9,850
Ampco-Pittsburgh Corp	1,042	19,663
API Technologies Corp *	3,869	11,336
Apogee Enterprises Inc	1,008	33,496
Applied Industrial Technologies Inc	426	20,550
ARC Document Solutions Inc *	4,591	34,157
Argan Inc	1,689	50,214
Arkansas Best Corp	3,340	123,413
Astec Industries Inc	2,625	115,264
Atlas Air Worldwide Holdings Inc *	3,340	117,802
Barnes Group Inc	6,840	263,135
Brady Corp ‘A’	5,889	159,886
Briggs & Stratton Corp	6,127	136,326
CAI International Inc *	1,334	32,910
Casella Waste Systems Inc ‘A’ *	367	1,875
CBIZ Inc *	4,245	38,884
CDI Corp	1,657	28,418
Ceco Environmental Corp	1,049	17,403
Celadon Group Inc	2,273	54,643
Cenveo Inc *	3,217	9,780
CIRCOR International Inc	2,064	151,353
Columbus McKinnon Corp *	2,224	59,581
Comfort Systems USA Inc	3,660	55,778
Commercial Vehicle Group Inc *	870	7,934
Compx International Inc	115	1,176
Continental Building Products Inc *	514	9,684
Courier Corp	1,401	21,575
CRA International Inc *	1,208	26,540
Cubic Corp	2,388	121,955
Curtiss-Wright Corp	5,779	367,198
Deluxe Corp	2,256	118,372
DigitalGlobe Inc *	9,314	270,199
Douglas Dynamics Inc	233	4,059
Ducommun Inc *	1,289	32,302
Dycom Industries Inc *	2,701	85,379
Dynamic Materials Corp	1,656	31,530
EMCOR Group Inc	8,480	396,779
Encore Wire Corp	2,279	110,554
Energy Recovery Inc *	3,077	16,370
EnerNOC Inc *	2,088	46,521
EnerSys Inc	4,084	282,980
Engility Holdings Inc *	2,178	98,119
Ennis Inc	3,202	53,057
EnPro Industries Inc *	1,339	97,305
Erickson Air-Crane Inc *	120	2,317
ESCO Technologies Inc	2,509	88,292
Esterline Technologies Corp *	3,957	421,579
Franklin Covey Co *	361	7,137
Franklin Electric Co Inc	300	12,756
FreightCar America Inc	1,462	33,977
FTI Consulting Inc *	5,097	169,934
Furmanite Corp *	1,737	17,057
G&K Services Inc ‘A’	2,087	127,662
GenCorp Inc *	1,615	29,506
General Cable Corp	5,796	148,436
Gibraltar Industries Inc *	4,071	76,820
Global Brass & Copper Holdings Inc	726	11,449
Global Power Equipment Group Inc	2,055	40,874
GrafTech International Ltd *	14,736	160,917
Granite Construction Inc	4,929	196,815
Great Lakes Dredge & Dock Co *	6,579	60,066
Griffon Corp	5,328	63,616
Hardinge Inc	1,407	20,261
Hawaiian Holdings Inc *	6,714	93,727
Heartland Express Inc	1,346	30,541

	Shares	Value
Heidrick & Struggles International Inc	2,199	$44,134
Heritage-Crystal Clean Inc *	81	1,469
HNI Corp	321	11,736
Houston Wire & Cable Co	1,485	19,498
Hurco Cos Inc	778	20,757
Huron Consulting Group Inc *	2,539	160,922
ICF International Inc *	2,580	102,710
Insteel Industries Inc	135	2,655
International Shipholding Corp	683	20,108
Intersections Inc	1,199	7,074
JetBlue Airways Corp *	29,300	254,617
Kadant Inc	1,367	49,855
Kaman Corp	1,161	47,229
Kelly Services Inc ‘A’	3,597	85,357
Kforce Inc	316	6,737
Kimball International Inc ‘B’	4,314	78,127
Knoll Inc	1,914	34,816
Korn/Ferry International *	6,130	182,490
Kratos Defense & Security Solutions Inc *	5,341	40,271
Layne Christensen Co *	2,407	43,783
LB Foster Co ‘A’	1,236	57,907
LMI Aerospace Inc *	1,150	16,215
LSI Industries Inc	2,619	21,450
Lydall Inc *	2,067	47,272
Marten Transport Ltd	2,854	61,418
McGrath RentCorp	1,748	61,110
Meritor Inc *	12,184	149,254
Miller Industries Inc	1,358	26,522
Mobile Mini Inc	4,339	188,139
Moog Inc ‘A’ *	5,229	342,552
Multi-Color Corp	575	20,125
MYR Group Inc *	2,770	70,136
National Presto Industries Inc	532	41,517
Navigant Consulting Inc *	6,527	121,794
NCI Building Systems Inc *	423	7,386
NL Industries Inc	924	10,016
NN Inc	2,083	41,035
Norcraft Cos Inc *	761	12,884
Northwest Pipe Co *	1,142	41,295
Odyssey Marine Exploration Inc *	535	1,225
Orbital Sciences Corp *	7,408	206,683
Orion Marine Group Inc *	3,316	41,682
Pacer International Inc *	3,863	34,612
Patriot Transportation Holding Inc *	790	28,480
Pendrell Corp *	16,841	30,819
Pike Corp *	1,543	16,603
Ply Gem Holdings Inc *	222	2,804
PMFG Inc *	2,534	15,128
Powell Industries Inc	1,193	77,306
Preformed Line Products Co	286	19,605
Quad/Graphics Inc	3,304	77,479
Quality Distribution Inc *	1,682	21,849
Quanex Building Products Corp	4,870	100,712
Republic Airways Holdings Inc *	2,888	26,396
Resources Connection Inc	5,143	72,465
Revolution Lighting Technologies Inc *	281	885
Roadrunner Transportation Systems Inc *	1,144	28,875
RPX Corp *	3,405	55,433
Rush Enterprises Inc ‘A’ *	2,816	91,464
Schawk Inc	1,632	32,624
Scorpio Bulkers Inc *	14,011	141,651
Simpson Manufacturing Co Inc	4,702	166,122
SkyWest Inc	6,333	80,809
SP Plus Corp *	659	17,312
Sparton Corp *	1,240	36,307
Standex International Corp	1,336	71,583
Steelcase Inc ‘A’	9,540	158,459
Sterling Construction Co Inc *	1,835	15,909
Stock Building Supply Holdings Inc *	320	6,502
Swisher Hygiene Inc *	14,698	6,616

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
TAL International Group Inc *	2,309	$98,987
Tecumseh Products Co ‘A’ *	2,239	15,449
Teledyne Technologies Inc *	3,244	315,739
Tetra Tech Inc *	7,598	224,825
Textainer Group Holdings Ltd (Bermuda)	1,867	71,450
The Brink’s Co	1,857	53,017
The ExOne Co *	113	4,049
The Gorman-Rupp Co	653	20,759
The Greenbrier Cos Inc *	3,132	142,819
The KEYW Holding Corp *	2,383	44,586
Titan International Inc	1,587	30,137
Titan Machinery Inc *	2,099	32,891
TRC Cos Inc *	1,889	12,562
Tutor Perini Corp *	4,598	131,825
Twin Disc Inc	1,009	26,577
Ultrapetrol Bahamas Ltd * (Bahamas)	2,414	7,483
UniFirst Corp	838	92,130
United Stationers Inc	4,967	203,995
Universal Forest Products Inc	2,512	139,014
UTi Worldwide Inc (United Kingdom)	3,196	33,846
Viad Corp	2,588	62,216
Vicor Corp *	2,156	21,991
VSE Corp	498	26,245
Wabash National Corp *	8,123	111,772
Watts Water Technologies Inc ‘A’	3,376	198,137
Werner Enterprises Inc	4,195	107,014
Wesco Aircraft Holdings Inc *	4,122	90,725
West Corp	925	22,135
XPO Logistics Inc *	4,415	129,845
YRC Worldwide Inc *	3,075	69,188

		13,881,219

Information Technology - 9.8%

Accelrys Inc *	6,782	84,504
Actuate Corp *	296	1,782
Acxiom Corp *	7,067	243,069
ADTRAN Inc	2,757	67,298
Advanced Energy Industries Inc *	312	7,644
Aeroflex Holding Corp *	2,415	20,069
Agilysys Inc *	1,708	22,887
Alpha & Omega Semiconductor Ltd * (Bermuda)	1,961	14,433
Amkor Technology Inc *	8,580	58,859
ANADIGICS Inc *	10,023	17,039
Angie’s List Inc *	2,241	27,295
Anixter International Inc	1,413	143,448
Applied Optoelectronics Inc *	202	4,983
ARRIS Group Inc *	1,694	47,737
Aspen Technology Inc *	651	27,576
ATMI Inc *	4,032	137,128
Audience Inc *	1,172	14,650
Aviat Networks Inc *	7,413	11,787
Axcelis Technologies Inc *	13,182	28,341
Bankrate Inc *	5,965	101,047
Barracuda Networks Inc *	150	5,091
Bazaarvoice Inc *	2,616	19,097
Bel Fuse Inc ‘B’	1,198	26,236
Belden Inc	611	42,526
Benchmark Electronics Inc *	6,910	156,511
Benefitfocus Inc *	157	7,374
Black Box Corp	2,226	54,181
Blucora Inc *	1,849	36,407
Brooks Automation Inc	8,498	92,883
CACI International Inc ‘A’ *	2,812	207,526
Calix Inc *	704	5,935
Care.com Inc *	81	1,341
Ceva Inc *	2,698	47,377
Checkpoint Systems Inc *	5,128	68,818
Chegg Inc *	717	5,019
CIBER Inc *	9,068	41,531

	Shares	Value
Ciena Corp *	3,428	$77,953
Cirrus Logic Inc *	4,832	96,012
Coherent Inc *	449	29,342
Cohu Inc	2,997	32,188
Comtech Telecommunications Corp	1,983	63,178
Control4 Corp *	296	6,278
Convergys Corp	13,000	284,830
Covisint Corp *	245	1,796
Cray Inc *	2,523	94,158
CSG Systems International Inc	1,873	48,773
CTS Corp	4,195	87,592
Cvent Inc *	198	7,158
Cyan Inc *	759	3,241
Daktronics Inc	3,983	57,315
Dealertrack Technologies Inc *	586	28,825
Demand Media Inc *	4,493	21,791
Digi International Inc *	3,145	31,922
Digital River Inc *	4,223	73,607
Diodes Inc *	964	25,180
DSP Group Inc *	2,379	20,555
EarthLink Holdings Corp	12,369	44,652
Ebix Inc	1,021	17,428
Electro Rent Corp	1,127	19,824
Electro Scientific Industries Inc	2,892	28,486
Electronics For Imaging Inc *	2,734	118,410
Emulex Corp *	10,620	78,482
Endurance International Group Holdings Inc *	944	12,281
Entegris Inc *	14,915	180,621
Entropic Communications Inc *	10,926	44,687
Epiq Systems Inc	3,601	49,082
ePlus Inc *	425	23,698
Extreme Networks Inc *	12,290	71,282
Fabrinet * (Cayman)	3,754	77,971
FARO Technologies Inc *	186	9,858
Finisar Corp *	11,747	311,413
FormFactor Inc *	6,540	41,791
Fusion-io Inc *	2,940	30,929
Gerber Scientific Inc Escrow Shares * +	1,382	-
Gigamon Inc *	592	17,991
Global Cash Access Holdings Inc *	7,968	54,660
Glu Mobile Inc *	621	2,944
Gogo Inc *	583	11,975
GSI Group Inc * (Canada)	3,671	47,943
GSI Technology Inc *	2,409	16,646
GT Advanced Technologies Inc *	2,569	43,801
Harmonic Inc *	12,736	90,935
Hutchinson Technology Inc *	2,672	7,562
II-VI Inc *	6,674	102,980
Imation Corp *	3,963	22,866
Immersion Corp *	224	2,363
Infinera Corp *	1,514	13,747
Inphi Corp *	2,036	32,759
Insight Enterprises Inc *	5,574	139,963
Integrated Device Technology Inc *	11,769	143,935
Integrated Silicon Solution Inc *	4,084	63,506
Internap Network Services Corp *	6,496	45,992
International Rectifier Corp *	8,720	238,928
Intersil Corp ‘A’	15,994	206,642
Intralinks Holdings Inc *	4,684	47,917
Itron Inc *	5,013	178,162
IXYS Corp	2,942	33,392
Kemet Corp *	5,460	31,723
Kopin Corp *	8,037	30,380
KVH Industries Inc *	302	3,974
Lattice Semiconductor Corp *	11,276	88,404
Limelight Networks Inc *	6,337	13,815
Lionbridge Technologies Inc *	383	2,570
Littelfuse Inc	267	25,002
LTX-Credence Corp *	5,803	51,705

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Luxoft Holding Inc * (United Kingdom)	143	$5,015
M/A-COM Technology Solutions Holdings Inc *	84	1,726
ManTech International Corp ‘A’	3,106	91,347
Marchex Inc ‘B’	2,748	28,881
Mavenir Systems Inc *	273	4,887
Measurement Specialties Inc *	220	14,927
Mentor Graphics Corp	11,967	263,513
Mercury Systems Inc *	3,944	52,100
Methode Electronics Inc	2,129	65,275
Microsemi Corp *	2,688	67,281
MKS Instruments Inc	6,694	200,084
ModusLink Global Solutions Inc *	4,325	18,295
MoneyGram International Inc *	1,965	34,682
Monster Worldwide Inc *	11,963	89,483
MoSys Inc *	693	3,146
Multi-Fineline Electronix Inc *	1,040	13,312
Nanometrics Inc *	910	16,353
NeoPhotonics Corp *	2,445	19,389
NETGEAR Inc *	4,608	155,428
Newport Corp *	5,084	105,137
Numerex Corp ‘A’ *	1,692	18,494
OmniVision Technologies Inc *	6,373	112,802
Oplink Communications Inc *	2,112	37,931
OSI Systems Inc *	181	10,835
Park Electrochemical Corp	2,645	79,006
PC Connection Inc	1,136	23,083
PC-Tel Inc	1,916	16,727
Perficient Inc *	3,808	69,001
Pericom Semiconductor Corp *	2,776	21,736
Photronics Inc *	7,610	64,913
Plantronics Inc	438	19,469
Plexus Corp *	4,291	171,940
PLX Technology Inc *	343	2,075
PMC-Sierra Inc *	14,657	111,540
PRGX Global Inc *	3,506	24,297
Procera Networks Inc *	2,043	21,227
Progress Software Corp *	3,458	75,384
QAD Inc ‘A’	49	1,001
QLogic Corp *	11,504	146,676
Quantum Corp *	25,894	31,591
QuinStreet Inc *	3,799	25,225
Radisys Corp *	4,469	16,044
RealD Inc *	766	8,556
RealNetworks Inc *	2,675	20,276
RF Micro Devices Inc *	4,344	34,231
Richardson Electronics Ltd	1,321	14,214
Rocket Fuel Inc *	247	10,591
Rofin-Sinar Technologies Inc *	3,310	79,308
Rogers Corp *	1,366	85,266
Rubicon Technology Inc *	2,547	28,756
Rudolph Technologies Inc *	3,294	37,585
Sanmina Corp *	10,430	182,003
Sapiens International Corp NV * (Netherlands)	1,875	15,206
ScanSource Inc *	3,580	145,957
Seachange International Inc *	3,989	41,645
ShoreTel Inc *	6,297	54,154
Shutterstock Inc *	276	20,040
Sigma Designs Inc *	3,750	17,850
Sonus Networks Inc *	22,598	76,155
Spansion Inc ‘A’ *	6,136	106,889
Speed Commerce Inc *	5,437	19,791
Super Micro Computer Inc *	4,189	72,763
Supertex Inc *	1,185	39,081
Sykes Enterprises Inc *	5,109	101,516
SYNNEX Corp *	3,306	200,377
TechTarget Inc *	1,315	9,481
TeleCommunication Systems Inc ‘A’ *	5,585	12,845
Telenav Inc *	2,208	13,160

	Shares	Value
TeleTech Holdings Inc *	821	$20,123
Tessco Technologies Inc	624	23,313
Tessera Technologies Inc	6,717	158,723
Textura Corp *	180	4,538
The Hackett Group Inc	2,117	12,660
TiVo Inc *	8,700	115,101
Tremor Video Inc *	231	952
TriQuint Semiconductor Inc *	18,470	247,313
TTM Technologies Inc *	6,458	54,570
Ultra Clean Holdings Inc *	2,712	35,663
Unisys Corp *	6,072	184,953
United Online Inc	1,652	19,097
Unwired Planet Inc *	582	1,263
Varonis Systems Inc *	240	8,582
VASCO Data Security International Inc *	2,004	15,110
Veeco Instruments Inc *	3,794	159,082
Viasystems Group Inc *	356	4,457
Violin Memory Inc *	1,493	5,972
Vishay Precision Group Inc *	1,484	25,792
Vocus Inc *	2,097	27,953
Vringo Inc *	6,689	23,211
Westell Technologies Inc ‘A’ *	5,381	19,856
Wix.com Ltd * (Israel)	396	9,096
YuMe Inc *	151	1,104
Zygo Corp *	2,012	30,562

		10,975,200

Materials - 4.3%

A Schulman Inc	3,794	137,570
AK Steel Holding Corp *	17,552	126,725
Allied Nevada Gold Corp *	13,570	58,487
AM Castle & Co *	2,113	31,040
AMCOL International Corp	2,188	100,167
Arabian American Development Co *	164	1,779
Axiall Corp	8,779	394,353
Century Aluminum Co *	6,718	88,745
Chase Corp	516	16,270
Clearwater Paper Corp *	548	34,343
Coeur Mining Inc *	8,109	75,333
Commercial Metals Co	14,304	270,060
FutureFuel Corp	2,017	40,945
General Moly Inc *	6,666	6,599
Globe Specialty Metals Inc	7,716	160,647
Handy & Harman Ltd *	65	1,431
Haynes International Inc	1,585	85,590
Hecla Mining Co	36,017	110,572
Horsehead Holding Corp *	6,485	109,078
Innospec Inc	173	7,825
Intrepid Potash Inc *	7,039	108,823
Kaiser Aluminum Corp	2,386	170,408
KMG Chemicals Inc	156	2,446
Kraton Performance Polymers Inc *	4,187	109,448
Louisiana-Pacific Corp *	4,650	78,446
LSB Industries Inc *	1,058	39,590
Marrone Bio Innovations Inc *	230	3,213
Materion Corp	1,180	40,037
Midway Gold Corp * (Canada)	1,085	1,139
Minerals Technologies Inc	4,418	285,226
Molycorp Inc *	19,361	90,803
Myers Industries Inc	3,257	64,879
Neenah Paper Inc	1,851	95,734
Noranda Aluminum Holding Corp	4,322	17,763
Olin Corp	3,462	95,586
Olympic Steel Inc	813	23,333
OM Group Inc	3,842	127,631
Penford Corp *	938	13,470
PH Glatfelter Co	581	15,815
Quaker Chemical Corp	1,275	100,508
Resolute Forest Products Inc *	8,821	177,214
RTI International Metals Inc *	3,988	110,787

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Schnitzer Steel Industries Inc ‘A’	3,032	$87,473
Schweitzer-Mauduit International Inc	1,159	49,362
Sensient Technologies Corp	6,309	355,891
Stepan Co	993	64,108
Stillwater Mining Co *	14,718	217,974
SunCoke Energy Inc *	8,779	200,512
Taminco Corp *	235	4,937
Texas Industries Inc *	177	15,863
Tredegar Corp	1,898	43,673
UFP Technologies Inc *	662	16,126
United States Lime & Minerals Inc	11	619
Universal Stainless & Alloy Products Inc *	839	28,333
Walter Energy Inc	4,900	37,044
Wausau Paper Corp	297	3,781
Zep Inc	1,711	30,285

		4,785,839

Telecommunication Services - 0.5%

Boingo Wireless Inc *	2,332	15,811
Cbeyond Inc *	3,077	22,308
Cincinnati Bell Inc *	18,577	64,276
FairPoint Communications Inc *	339	4,610
Hawaiian Telcom Holdco Inc *	1,248	35,555
IDT Corp ‘B’	119	1,983
inContact Inc *	416	3,994
Inteliquent Inc	2,394	34,785
Iridium Communications Inc *	7,807	58,631
Leap Wireless International Inc - Contingent Value Rights * +	5,653	14,246
magicJack VocalTec Ltd * (Israel)	715	15,179
NII Holdings Inc *	21,011	25,003
ORBCOMM Inc *	5,759	39,449
Premiere Global Services Inc *	4,706	56,754
RingCentral Inc ‘A’ *	609	11,023
Shenandoah Telecommunications Co	304	9,816
Straight Path Communications Inc ‘B’ *	94	692
Towerstream Corp *	2,039	4,792
USA Mobility Inc	2,645	48,060
Vonage Holdings Corp *	20,019	85,481

		552,448

Utilities - 5.8%

ALLETE Inc	5,074	265,979
American States Water Co	4,439	143,335
Artesian Resources Corp ‘A’	887	19,922
Atlantic Power Corp (Canada)	14,685	42,587
Avista Corp	7,638	234,105
Black Hills Corp	5,604	323,071
California Water Service Group	5,989	143,377
Chesapeake Utilities Corp	1,257	79,392
Cleco Corp	7,570	382,891
Connecticut Water Service Inc	1,309	44,729
Consolidated Water Co Ltd (Cayman)	1,786	23,539
Delta Natural Gas Co Inc	804	16,659
Dynegy Inc *	12,618	314,693
El Paso Electric Co	5,145	183,831
Genie Energy Ltd ‘B’ *	1,560	15,553
IDACORP Inc	6,309	349,960
MGE Energy Inc	4,473	175,476
Middlesex Water Co	1,917	41,829
New Jersey Resources Corp	5,295	263,691
Northwest Natural Gas Co	3,405	149,854
NorthWestern Corp	4,803	227,806
NRG Yield Inc ‘A’	2,865	113,253
Ormat Technologies Inc	2,244	67,342
Otter Tail Corp	4,604	141,757
Pattern Energy Group Inc	2,488	67,499
Piedmont Natural Gas Co Inc	9,368	331,534
PNM Resources Inc	9,701	262,218
Portland General Electric Co	9,515	307,715

	Shares	Value
SJW Corp	1,365	$40,349
South Jersey Industries Inc	3,077	172,589
Southwest Gas Corp	5,808	310,438
The Empire District Electric Co	5,351	130,136
The Laclede Group Inc	4,191	197,606
UIL Holdings Corp	7,144	262,971
Unitil Corp	1,676	55,040
UNS Energy Corp	4,926	295,708
WGL Holdings Inc	6,541	262,032
York Water Co	391	7,976

		6,468,442

Total Common Stocks (Cost $83,541,871)		104,040,135

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 2000 Value	28,021	2,825,638

Total Exchange-Traded Fund (Cost $2,774,620)		2,825,638

	Principal Amount

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $4,315,520; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $4,404,619)	$4,315,520	4,315,520

Total Short-Term Investment (Cost $4,315,520)		4,315,520

TOTAL INVESTMENTS - 99.4% (Cost $90,632,011)		111,181,293

OTHER ASSETS & LIABILITIES, NET - 0.6%		685,363

NET ASSETS - 100.0%		$111,866,656

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $20,069 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(c)	Open futures contracts outstanding as of March 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Russell 2000 Mini (06/14)	39	($32,286)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$10,633,489	$10,633,489	$-	$-
	Consumer Staples	2,568,869	2,568,869	-	-
	Energy	7,937,716	7,931,893	-	5,823
	Financials	41,248,917	41,248,917	-	-
	Health Care	4,987,996	4,987,996	-	-
	Industrials	13,881,219	13,881,219	-	-
	Information Technology	10,975,200	10,975,200	-	-
	Materials	4,785,839	4,785,839	-	-
	Telecommunication Services	552,448	538,202	-	14,246
	Utilities	6,468,442	6,468,442	-	-

		104,040,135	104,020,066	-	20,069
	Exchange-Traded Fund	2,825,638	2,825,638	-	-
	Short-Term Investment	4,315,520	-	4,315,520	-

	Total Assets	111,181,293	106,845,704	4,315,520	20,069

Liabilities	Derivatives:
	Equity Contracts
	Futures	(32,286)	(32,286)	-	-

	Total Liabilities	(32,286)	(32,286)	-	-

	Total	$111,149,007	$106,813,418	$4,315,520	$20,069

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Chile - 0.0%

AES Gener SA Exp 03/26/14 *	3,651	$326

India - 0.0%

Tata Power Co Ltd Exp 03/19/14 *	990	423

Total Rights (Cost $0)		749

PREFERRED STOCKS - 4.6%

Brazil - 4.3%

AES Tiete SA	2,800	22,262
Banco Bradesco SA	38,125	524,072
Banco Bradesco SA ADR	29,970	409,690
Banco do Estado do Rio Grande do Sul SA ‘B’	5,200	30,068
Braskem SA ‘A’ ADR *	2,100	32,802
Centrais Eletricas Brasileiras SA ‘B’	3,500	16,783
Centrais Eletricas Brasileiras SA ADR	800	3,760
Cia Brasileira de Distribuicao Grupo Pao de Acucar ‘A’	2,944	129,424
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR ‘A’	1,400	61,264
Cia Energetica de Minas Gerais	19,861	133,487
Cia Energetica de Sao Paulo ‘B’	3,500	41,108
Cia Paranaense de Energia ADR ‘B’	2,200	28,842
Gerdau SA	21,761	139,255
Gerdau SA ADR	6,842	43,857
Itau Unibanco Holding SA	42,803	639,498
Itau Unibanco Holding SA ADR	25,084	372,748
Lojas Americanas SA	13,223	97,497
Petroleo Brasileiro SA	59,082	410,892
Petroleo Brasileiro SA ADR	30,052	416,821
Suzano Papel e Celulose SA ‘A’	17,993	66,453
Telefonica Brasil SA	6,100	129,124
Ultrapar Participacoes SA ADR	3,300	79,497
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	12,805	57,733
Vale SA	27,300	341,100
Vale SA ADR	22,595	281,308

		4,509,345

Colombia - 0.3%

Banco Davivienda SA	3,684	47,602
Bancolombia SA ADR	2,560	144,589
Grupo Aval Acciones y Valores	83,725	55,408
Grupo de Inversiones Suramericana SA	1,644	30,680

		278,279

India - 0.0%

Zee Entertainment Enterprises Ltd	278,355	3,355

Total Preferred Stocks (Cost $5,776,924)		4,790,979

COMMON STOCKS - 94.3%

Bermuda - 1.1%

Beijing Enterprises Water Group Ltd	74,000	51,804
Brilliance China Automotive Holdings Ltd	60,000	91,897
China Gas Holdings Ltd	58,000	90,629
China Resources Gas Group Ltd	26,000	82,696
COSCO Pacific Ltd	25,511	32,695
Credicorp Ltd	2,303	317,630

	Shares	Value
Haier Electronics Group Co Ltd	29,000	$78,587
Hanergy Solar Group Ltd *	378,000	59,487
Kunlun Energy Co Ltd	54,000	90,693
VimpelCom Ltd ADR	26,193	236,523

		1,132,641

Brazil - 6.5%

AES Tiete SA	1,400	9,749
ALL-America Latina Logistica SA	14,902	49,717
AMBEV SA	90,740	677,851
AMBEV SA ADR	48,250	357,532
Banco Bradesco SA	17,237	255,326
Banco do Brasil SA	18,911	190,027
Banco Santander Brasil SA	18,600	103,042
Banco Santander Brasil SA ADR	13,939	77,640
BM&FBovespa SA	71,114	352,592
BR Malls Participacoes SA	10,200	88,019
BRF SA	11,327	226,141
BRF SA ADR	6,206	123,996
CCR SA	28,072	215,520
Centrais Eletricas Brasileiras SA ADR	2,651	7,529
CETIP SA - Mercados Organizados	8,200	99,383
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,800	72,228
Cia Energetica de Minas Gerais	5,100	35,289
Cia Hering	2,200	26,547
Cia Siderurgica Nacional SA	10,483	45,462
Cia Siderurgica Nacional SA ADR	8,700	37,932
Cielo SA	7,940	253,037
Cosan SA Industria e Comercio	3,876	60,233
CPFL Energia SA	5,200	42,627
CPFL Energia SA ADR	1,160	18,943
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,300	68,029
Duratex SA	9,100	46,322
EcoRodovias Infraestrutura e Logistica SA	6,000	35,963
Embraer SA ADR	4,985	176,918
Estacio Participacoes SA	6,900	69,517
Fibria Celulose SA *	5,500	61,157
Fibria Celulose SA ADR *	2,900	32,074
Gerdau SA	1,800	9,393
Grendene SA	836	5,718
Hypermarcas SA	13,600	98,359
Itau Unibanco Holding SA	6,162	86,713
JBS SA	32,239	110,258
Klabin SA	18,200	93,366
Kroton Educacional SA	6,500	142,948
Localiza Rent a Car SA	5,635	82,451
Lojas Americanas SA	2,083	13,073
Lojas Renner SA	3,300	93,401
M Dias Branco SA	1,200	48,338
Multiplan Empreendimentos Imobiliarios SA	2,500	53,349
Natura Cosmeticos SA	4,821	80,994
Odontoprev SA	7,400	29,417
Oi SA	1,200	1,708
Oi SA ADR	16,704	22,356
Petroleo Brasileiro SA	47,178	311,055
Petroleo Brasileiro SA ADR	18,494	243,196
Porto Seguro SA	4,300	60,359
Raia Drogasil SA	4,800	41,527
Souza Cruz SA	7,500	68,092
Telefonica Brasil SA ADR	1,590	33,772
Tim Participacoes SA	23,600	123,252
Totvs SA	5,028	78,888
Tractebel Energia SA	2,200	34,033
Transmissora Alianca de Energia Eletrica SA	7,238	61,406
Ultrapar Participacoes SA	6,802	164,609
Vale SA	13,600	188,326
Vale SA ADR	21,437	296,474
WEG SA	7,400	103,385

		6,696,558

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Cayman - 3.4%

Agile Property Holdings Ltd	18,000	$14,802
Airtac International Group	5,000	51,834
Belle International Holdings Ltd	103,000	102,241
Biostime International Holdings Ltd	2,500	17,194
China Mengniu Dairy Co Ltd	29,000	145,576
China Resources Cement Holdings Ltd	52,000	41,113
China Resources Land Ltd	48,000	105,798
China State Construction International Holdings Ltd	48,000	81,916
Country Garden Holdings Co Ltd	122,044	50,665
ENN Energy Holdings Ltd	10,000	70,041
Eurasia Drilling Co Ltd GDR (LI)	2,982	76,620
Evergrande Real Estate Group Ltd	141,000	66,859
GCL-Poly Energy Holdings Ltd *	268,000	96,745
Geely Automobile Holdings Ltd	145,000	57,017
Greentown China Holdings Ltd	28,500	30,938
Hengan International Group Co Ltd	16,500	171,471
Kingsoft Corp Ltd	8,000	31,688
Longfor Properties Co Ltd	31,500	43,918
New World China Land Ltd	76,000	64,001
Shenzhou International Group Holdings Ltd	19,000	60,532
Shimao Property Holdings Ltd	43,426	95,608
Sino Biopharmaceutical Ltd	48,000	40,989
SOHO China Ltd	81,000	66,625
Tencent Holdings Ltd	23,500	1,636,211
Tingyi Cayman Islands Holding Corp	38,000	109,438
Want Want China Holdings Ltd	128,000	190,551

		3,520,391

Chile - 1.6%

AES Gener SA	87,884	48,720
Aguas Andinas SA ‘A’	94,304	59,123
Banco de Chile ADR	927	69,785
Banco de Credito e Inversiones	850	49,584
Banco Santander Chile	1,004,805	59,001
Banco Santander Chile ADR	1,558	36,520
CAP SA	1,029	16,682
Cencosud SA	28,547	94,692
Cia Cervecerias Unidas SA ADR	2,000	44,760
Cia General de Electricidad SA	3,373	16,484
Colbun SA	179,217	44,251
Corpbanca SA	4,258,220	50,854
Empresa Nacional de Electricidad SA ADR	2,800	120,904
Empresas CMPC SA	44,438	102,186
Empresas COPEC SA	13,375	175,366
Enersis SA ADR	11,849	184,015
ENTEL Chile SA	4,334	53,087
Inversiones Aguas Metropolitanas SA	15,078	24,471
Latam Airlines Group SA ADR	11,040	166,152
SACI Falabella	17,189	151,931
Sigdo Koppers SA	8,610	14,382
Sociedad Quimica y Minera de Chile SA ADR	1,300	41,262
Sonda SA	17,471	42,373

		1,666,585

China - 7.9%

Agricultural Bank of China Ltd ‘H’	595,000	259,479
Air China Ltd ‘H’	58,000	34,270
Aluminum Corp of China Ltd ADR *	2,300	19,849
Anhui Conch Cement Co Ltd ‘H’	31,000	133,232
Bank of China Ltd ‘H’	1,818,400	807,055
Bank of Communications Co Ltd ‘H’	207,925	136,197
BBMG Corp ‘H’	36,500	28,502
Byd Co Ltd ‘H’ *	11,000	67,991
China BlueChemical Ltd ‘H’	22,000	11,349
China CITIC Bank Corp Ltd ‘H’	230,000	132,914
China Coal Energy Co Ltd ‘H’	146,000	82,491

	Shares	Value
China Communications Construction Co Ltd ‘H’	156,000	$109,377
China Communications Services Corp Ltd ‘H’	68,000	31,543
China Construction Bank Corp ‘H’	1,545,340	1,082,677
China COSCO Holdings Co Ltd ‘H’ *	138,500	57,353
China International Marine Containers Group Co Ltd ‘H’	10,400	24,074
China Life Insurance Co Ltd ‘H’	101,000	286,780
China Life Insurance Co Ltd ADR	4,353	184,306
China Longyuan Power Group Corp ‘H’	30,000	30,221
China Merchants Bank Co Ltd ‘H’	111,300	202,182
China Minsheng Banking Corp Ltd ‘H’	120,000	120,449
China National Building Material Co Ltd ‘H’	70,000	70,266
China Oilfield Services Ltd ‘H’	44,000	103,956
China Pacific Insurance Group Co Ltd ‘H’	54,000	193,710
China Petroleum & Chemical Corp ‘H’	422,400	378,394
China Petroleum & Chemical Corp ADR	1,648	147,496
China Railway Construction Corp Ltd ‘H’	70,000	59,452
China Railway Group Ltd ‘H’	115,000	53,569
China Shenhua Energy Co Ltd ‘H’	84,000	242,855
China Shipping Container Lines Co Ltd ‘H’ *	95,000	21,693
China Telecom Corp Ltd ADR	2,344	107,988
Chongqing Rural Commercial Bank ‘H’	124,000	54,631
CITIC Securities Co Ltd ‘H’	20,500	42,753
CSR Corp Ltd ‘H’	40,000	33,745
Datang International Power Generation Co Ltd ‘H’	64,000	23,360
Dongfeng Motor Group Co Ltd ‘H’	66,000	93,841
Great Wall Motor Co Ltd ‘H’	31,000	156,425
Guangzhou Automobile Group Co Ltd ‘H’	42,000	44,285
Guangzhou R&F Properties Co Ltd ‘H’	40,000	57,857
Huaneng Power International Inc ‘H’	86,000	82,338
Huaneng Renewables Corp Ltd	44,000	14,969
Industrial & Commercial Bank of China Ltd ‘H’	1,282,045	789,016
Jiangsu Expressway Co Ltd ‘H’	24,000	27,401
Jiangxi Copper Co Ltd ‘H’	17,000	28,595
New China Life Insurance Co Ltd ‘H’ *	17,200	52,045
PetroChina Co Ltd ‘H’	326,000	352,731
PetroChina Co Ltd ADR	1,750	189,875
PICC Property & Casualty Co Ltd ‘H’	79,720	109,151
Ping An Insurance Group Co of China Ltd ‘H’	41,500	344,377
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	59,392
Shanghai Electric Group Co Ltd ‘H’	14,000	4,967
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	31,900	72,403
Sinopec Shanghai Petrochemical Co Ltd ADR	928	23,915
Sinopharm Group Co Ltd ‘H’	21,600	59,590
Tsingtao Brewery Co Ltd ‘H’	6,000	44,153
Weichai Power Co Ltd ‘H’	7,200	27,452
Yanzhou Coal Mining Co Ltd ‘H’	56,000	42,107
Yanzhou Coal Mining Co Ltd ADR	1,600	12,016
Zhaojin Mining Industry Co Ltd ‘H’	29,000	17,263
Zhejiang Expressway Co Ltd ‘H’	12,000	10,941
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	26,834
Zijin Mining Group Co Ltd ‘H’	112,000	23,858
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	25,539
ZTE Corp ‘H’ *	12,000	23,315

		8,192,810

Colombia - 0.8%

Almacenes Exito SA	7,141	107,480
Banco de Bogota SA	1,143	40,551
Bancolombia SA	6,685	91,328
Cementos Argos SA (BOG)	17,992	91,970
Ecopetrol SA	69,336	141,700
Ecopetrol SA ADR	3,773	153,901
Grupo Argos SA	5,291	55,488
Grupo Aval Acciones y Valores	43,742	28,726

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Grupo Nutresa SA	278	$3,846
Interconexion Electrica SA ESP	8,404	37,461
Isagen SA ESP	30,541	50,026

		802,477

Cyprus - 0.0%

Globaltrans Investment PLC GDR	4,069	46,923

Czech Republic - 0.3%

CEZ AS	4,465	127,880
Komercni Banka AS	419	100,078
Telefonica Czech Republic AS	4,046	60,719

		288,677

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	11,727	57,094
Global Telecom Holding GDR *	16,470	54,702

		111,796

Greece - 0.6%

Alpha Bank AE *	31,834	31,451
Folli Follie SA *	1,448	53,458
Hellenic Petroleum SA	3,272	32,761
Hellenic Telecommunications Organization SA *	8,164	134,928
JUMBO SA *	3,234	57,997
National Bank of Greece SA *	10,070	54,627
OPAP SA	5,866	94,527
Piraeus Bank SA *	28,443	78,328
Public Power Corp SA	4,036	66,785
Titan Cement Co SA *	1,910	66,794

		671,656

Hong Kong - 2.9%

Beijing Enterprises Holdings Ltd	16,500	147,844
China Everbright International Ltd	52,000	71,862
China Merchants Holdings International Co Ltd	22,000	75,795
China Mobile Ltd	9,000	81,778
China Mobile Ltd ADR	21,487	979,592
China Overseas Land & Investment Ltd	94,000	243,257
China Resources Enterprise Ltd	32,000	90,693
China Resources Power Holdings Co Ltd	32,000	83,358
China Taiping Insurance Holdings Co Ltd *	15,400	27,591
China Unicom Hong Kong Ltd	10,000	13,120
China Unicom Hong Kong Ltd ADR	11,758	154,735
CITIC Pacific Ltd	68,000	120,340
CNOOC Ltd	40,000	60,465
CNOOC Ltd ADR	3,129	475,013
Fosun International Ltd	71,500	89,784
Guangdong Investment Ltd	76,000	73,223
Lenovo Group Ltd	154,000	169,159
Shanghai Industrial Holdings Ltd	5,169	17,141
Sino-Ocean Land Holdings Ltd	35,500	19,403
Sun Art Retail Group Ltd	44,000	55,486

		3,049,639

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	1,442	81,122
OTP Bank PLC	9,904	189,937
Richter Gedeon Nyrt	2,724	47,554

		318,613

India - 7.5%

ABB India Ltd	2,249	32,426
ACC Ltd	728	17,115
Adani Enterprises Ltd	1,199	7,405
Adani Ports & Special Economic Zone Ltd	9,699	30,383

	Shares	Value
Adani Power Ltd *	10,755	$8,747
Aditya Birla Nuvo Ltd	2,630	47,910
Ambuja Cements Ltd	13,048	44,076
Apollo Hospitals Enterprise Ltd	2,321	35,495
Asian Paints Ltd	6,420	58,899
Aurobindo Pharma Ltd	8,908	76,352
Axis Bank Ltd	7,647	186,738
Bajaj Auto Ltd	2,663	92,585
Bajaj Holdings & Investment Ltd	804	13,724
Bank of India	6,327	24,295
Bharat Heavy Electricals Ltd	17,710	57,725
Bharat Petroleum Corp Ltd	8,972	69,191
Bharti Airtel Ltd	15,159	80,218
Bosch Ltd	146	26,165
Cairn India Ltd	5,368	29,853
Cipla Ltd	9,033	57,870
Colgate-Palmolive India Ltd	1,412	32,511
Container Corp Of India	1,728	28,095
Dabur India Ltd	21,858	65,884
Divi’s Laboratories Ltd	2,452	56,001
DLF Ltd	14,014	41,464
Dr Reddy’s Laboratories Ltd	1,608	68,881
Dr Reddy’s Laboratories Ltd ADR	1,900	83,410
Federal Bank Ltd	8,335	13,306
GAIL India Ltd	5,282	33,142
GAIL India Ltd GDR	280	10,446
Godrej Consumer Products Ltd	2,985	43,784
HCL Technologies Ltd	6,348	148,454
HDFC Bank Ltd	36,344	456,911
Hero MotoCorp Ltd	2,438	92,966
Hindalco Industries Ltd	42,940	101,808
ICICI Bank Ltd	10,526	220,319
ICICI Bank Ltd ADR	3,664	160,483
Idea Cellular Ltd	30,201	69,818
IDFC Ltd	16,783	34,431
Indian Oil Corp Ltd	7,289	34,367
IndusInd Bank Ltd	3,595	30,073
Infosys Ltd	6,832	376,379
Infosys Ltd ADR	5,310	287,696
ITC Ltd	73,087	431,806
Jaiprakash Associates Ltd	49,050	43,760
Jindal Steel & Power Ltd	5,356	26,293
JSW Steel Ltd	5,608	97,222
Kotak Mahindra Bank Ltd	13,550	176,814
Larsen & Toubro Ltd	9,412	199,734
Lupin Ltd	2,084	32,472
Mahindra & Mahindra Ltd	10,431	171,603
Maruti Suzuki India Ltd	1,656	54,493
Motherson Sumi Systems Ltd	8,577	36,967
National Aluminium Co Ltd	5,262	3,489
Nestle India Ltd	608	51,578
NHPC Ltd	64,839	20,675
NTPC Ltd	30,501	61,151
Oil & Natural Gas Corp Ltd	25,286	134,712
Oil India Ltd	4,590	37,021
Oracle Financial Services Software Ltd *	841	43,077
Pidilite Industries Ltd	3,936	20,280
Power Grid Corp of India Ltd	22,814	40,260
Ranbaxy Laboratories Ltd *	5,898	35,814
Reliance Capital Ltd	6,056	35,137
Reliance Communications Ltd	17,316	37,358
Reliance Industries Ltd	15,677	246,523
Reliance Industries Ltd GDR (LI) ~	8,064	250,201
Reliance Infrastructure Ltd	4,162	30,184
Reliance Power Ltd *	15,483	18,347
Sesa Sterlite Ltd	24,858	78,491
Sesa Sterlite Ltd ADR	2,940	36,515
Shree Cement Ltd	491	46,850
Shriram Transport Finance Co Ltd	534	6,814
State Bank of India	5,391	172,778

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Sun Pharmaceutical Industries Ltd	18,140	$174,585
Tata Consultancy Services Ltd	14,498	519,125
Tata Global Beverages Ltd	12,875	32,333
Tata Motors Ltd	12,549	84,024
Tata Motors Ltd ADR	3,200	113,312
Tata Power Co Ltd	7,070	10,143
Tata Steel Ltd	5,646	37,449
Tech Mahindra Ltd	3,643	109,554
Titan Co Ltd	12,232	53,752
Ultratech Cement Ltd	1,575	57,785
United Breweries Ltd	2,860	39,441
United Spirits Ltd	2,129	94,170
Wipro Ltd	19,386	176,934
Yes Bank Ltd	7,759	54,198
Zee Entertainment Enterprises Ltd	13,255	60,339

		7,783,364

Indonesia - 3.2%

P.T. Adaro Energy Tbk	212,500	18,487
P.T. AKR Corporindo Tbk	141,000	60,387
P.T. Alam Sutera Realty Tbk	344,500	18,284
P.T. Astra Agro Lestari Tbk	26,500	60,845
P.T. Astra International Tbk	586,500	384,002
P.T. Bank Central Asia Tbk	352,500	331,106
P.T. Bank Danamon Indonesia Tbk	99,000	38,172
P.T. Bank Mandiri Persero Tbk	305,129	256,762
P.T. Bank Negara Indonesia Persero Tbk	179,000	78,786
P.T. Bank Rakyat Indonesia Persero Tbk	401,900	342,073
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	6,262
P.T. Bumi Resources Tbk *	122,000	2,899
P.T. Bumi Serpong Damai	255,000	37,087
P.T. Charoen Pokphand Indonesia Tbk	206,500	72,850
P.T. Ciputra Development Tbk	590,100	60,962
P.T. Global Mediacom Tbk	344,000	71,703
P.T. Gudang Garam Tbk	24,100	105,670
P.T. Indo Tambangraya Megah Tbk	7,000	15,123
P.T. Indocement Tunggal Prakarsa Tbk	37,500	77,975
P.T. Indofood CBP Sukses Makmur Tbk	36,000	32,103
P.T. Indofood Sukses Makmur Tbk	149,000	96,346
P.T. Japfa Comfeed Indonesia Tbk	153,500	19,142
P.T. Jasa Marga Persero Tbk	53,500	28,538
P.T. Kalbe Farma Tbk	362,000	46,964
P.T. Lippo Karawaci Tbk	846,100	80,901
P.T. Mayora Indah Tbk	7,583	20,094
P.T. Media Nusantara Citra Tbk	193,500	45,129
P.T. MNC Investama Tbk	545,500	16,505
P.T. Perusahaan Gas Negara Persero Tbk	360,900	163,963
P.T. Semen Indonesia Persero Tbk	111,300	156,266
P.T. Summarecon Agung Tbk	209,000	19,829
P.T. Tambang Batubara Bukit Asam Persero Tbk	24,000	19,823
P.T. Telekomunikasi Indonesia Persero Tbk ADR	6,361	250,433
P.T. Tower Bersama Infrastructure Tbk	63,000	33,282
P.T. Unilever Indonesia Tbk	39,000	101,191
P.T. United Tractors Tbk	42,696	78,511
P.T. Vale Indonesia Tbk	39,500	9,863
P.T. XL Axiata Tbk	47,000	18,264

		3,276,582

Malaysia - 4.7%

AirAsia Bhd	48,800	38,099
Alliance Financial Group Bhd	47,300	64,023
AMMB Holdings Bhd	70,100	154,114
Axiata Group Bhd	95,500	195,105
Batu Kawan Bhd	1,700	10,261
Berjaya Sports Toto Bhd	42,500	51,659
Boustead Holdings Bhd	3,300	5,481
British American Tobacco Malaysia Bhd	3,600	65,182

	Shares	Value
Bumi Armada Bhd *	22,100	$26,474
CIMB Group Holdings Bhd	142,420	311,783
Dialog Group Bhd	40,800	44,848
DiGi.Com Bhd	97,000	160,133
DRB-Hicom Bhd	76,400	57,965
Gamuda Bhd	60,500	87,487
Genting Bhd	38,500	117,875
Genting Malaysia Bhd	80,500	103,575
Genting Plantations Bhd	8,800	29,095
Guinness Anchor Bhd	2,300	9,921
HAP Seng Consolidated Bhd	65,800	60,638
Hong Leong Bank Bhd	15,200	65,803
Hong Leong Financial Group Bhd	8,400	40,391
IJM Corp Bhd	47,200	88,830
IOI Corp Bhd	95,646	140,630
IOI Properties Group Bhd *	37,222	30,369
Kuala Lumpur Kepong Bhd	19,100	141,651
Lafarge Malaysia Bhd	16,800	46,499
Malayan Banking Bhd	159,390	472,439
Malaysia Airports Holdings Bhd	20,600	50,453
Maxis Bhd	74,900	159,612
MISC Bhd *	38,860	82,097
MMC Corp Bhd	33,300	28,750
Nestle Malaysia Bhd	1,600	32,687
Parkson Holdings Bhd	18,000	16,549
Petronas Chemicals Group Bhd	93,500	198,098
Petronas Dagangan Bhd	11,200	105,197
Petronas Gas Bhd	15,800	115,125
PPB Group Bhd	23,500	119,725
Public Bank Bhd	40,700	239,492
RHB Capital Bhd	22,181	57,172
Sapurakencana Petroleum Bhd *	120,800	166,498
Sime Darby Bhd	82,109	234,082
SP Setia Bhd	49,200	44,037
Telekom Malaysia Bhd	29,300	52,835
Tenaga Nasional Bhd	77,300	282,978
UEM Sunrise Bhd	41,900	28,216
UMW Holdings Bhd	20,500	68,923
YTL Corp Bhd	228,408	107,161
YTL Power International Bhd *	57,750	27,785

		4,837,802

Mexico - 5.6%

Alfa SAB de CV ‘A’	83,204	210,312
America Movil SAB de CV ‘L’	720,816	718,856
America Movil SAB de CV ‘L’ ADR	16,792	333,825
Arca Continental SAB de CV	7,000	41,763
Cemex SAB de CV *	344,660	436,913
Cemex SAB de CV ADR *	7,879	99,512
Coca-Cola Femsa SAB de CV ADR	1,127	118,921
Controladora Comercial Mexicana SAB de CV	16,227	67,304
El Puerto de Liverpool SAB de CV ‘C1’	5,511	60,486
Fomento Economico Mexicano SAB de CV ADR	5,577	520,000
Grupo Aeroportuario del Pacifico SAB de CV ADR	311	18,190
Grupo Aeroportuario del Sureste SAB de CV ADR	430	52,735
Grupo Bimbo SAB de CV ‘A’	58,971	159,042
Grupo Carso SAB de CV ‘A1’	17,400	91,295
Grupo Financiero Banorte SAB de CV ‘O’	76,229	515,511
Grupo Financiero Inbursa SAB de CV ‘O’	84,497	218,305
Grupo Financiero Santander Mexico SAB de CV ‘B’	40,000	98,043
Grupo Mexico SAB de CV ‘B’	129,480	408,608
Grupo Televisa SAB	52,459	349,981
Grupo Televisa SAB ADR	6,973	232,131
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV *	20,585	48,879
Industrias Penoles SAB de CV	2,870	74,767

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Kimberly-Clark de Mexico SAB de CV ‘A’	45,500	$121,456
Mexichem SAB de CV	38,915	137,114
Minera Frisco SAB de CV ‘A1’ *	9,900	19,268
OHL Mexico SAB de CV *	19,300	50,055
Organizacion Soriana SAB de CV ‘B’ *	24,633	75,849
Promotora y Operadora de Infraestructura SAB de CV *	7,400	99,402
Wal-Mart de Mexico SAB de CV ‘V’	173,100	412,348

		5,790,871

Netherlands - 0.1%

X5 Retail Group NV GDR *	4,261	66,927

Peru - 0.0%

Cia de Minas Buenaventura SA ADR	2,748	34,543
Grana y Montero SA ADR *	824	14,222

		48,765

Philippines - 1.2%

Aboitiz Equity Ventures Inc	34,920	43,703
Aboitiz Power Corp	21,700	18,002
Alliance Global Group Inc	169,300	107,601
Ayala Corp	5,030	64,945
Ayala Land Inc	189,600	126,429
Bank of the Philippine Islands	42,907	82,286
BDO Unibank Inc	29,363	55,734
DMCI Holdings Inc	17,650	27,585
Energy Development Corp	104,000	13,148
Globe Telecom Inc	1,415	52,507
International Container Terminal Services Inc	27,610	66,530
Jollibee Foods Corp	17,340	66,196
Manila Electric Co	3,410	21,624
Megaworld Corp	589,000	55,161
Metro Pacific Investments Corp	391,400	41,380
Metropolitan Bank & Trust Co	6,500	11,233
Philippine Long Distance Telephone Co	1,365	83,119
Philippine National Bank *	15,007	27,525
Robinsons Land Corp	20,600	10,075
San Miguel Corp	15,060	25,541
SM Investments Corp	5,488	86,420
SM Prime Holdings Inc	188,900	61,599
Top Frontier Investment Holdings Inc *	1,506	2,988
Universal Robina Corp	31,820	100,831

		1,252,162

Poland - 2.1%

Bank Handlowy w Warszawie SA	1,418	53,272
Bank Millennium SA *	16,906	50,011
Bank Pekao SA	5,139	332,609
Bank Zachodni WBK SA	936	127,859
Eurocash SA	1,604	21,173
Getin Noble Bank SA *	46,578	48,954
Grupa Azoty SA	734	14,674
ING Bank Slaski SA *	1,097	48,089
Jastrzebska Spolka Weglowa SA	723	10,957
KGHM Polska Miedz SA	3,091	111,633
LPP SA	14	41,130
mBank	565	100,641
Orange Polska SA	30,618	104,750
PGE SA	28,050	174,885
Polski Koncern Naftowy Orlen SA	10,535	150,463
Polskie Gornictwo Naftowe i Gazownictwo SA	43,079	63,264
Powszechna Kasa Oszczednosci Bank Polski SA	29,387	411,318
Powszechny Zaklad Ubezpieczen SA	1,943	276,015
Synthos SA	25,885	41,627
Tauron Polska Energia SA	22,376	38,855

		2,222,179

	Shares	Value
Russia - 4.0%

Gazprom OAO ADR (LI)	140,974	$1,088,638
Lukoil OAO ADR (LI)	13,128	730,740
Mechel ADR *	1,900	3,933
MegaFon OAO GDR	3,049	85,797
MMC Norilsk Nickel OJSC ADR (XLON)	20,535	342,146
Novolipetsk Steel OJSC GDR	2,810	35,560
Phosagro OAO GDR	2,967	33,312
Rosneft OAO GDR	46,125	307,667
Rostelecom OJSC ADR (LI)	1,521	21,811
RusHydro JSC ADR	35,932	54,632
Sberbank of Russia ADR (LON)	72,705	709,057
Severstal OAO GDR	9,877	75,012
Tatneft OAO ADR	7,399	253,872
Uralkali OJSC GDR (LI)	9,392	223,654
VTB Bank OJSC GDR (LI)	62,217	137,132

		4,102,963

South Africa - 8.0%

African Rainbow Minerals Ltd	4,312	85,446
Anglo American Platinum Ltd *	2,990	134,064
AngloGold Ashanti Ltd	2,970	51,164
AngloGold Ashanti Ltd ADR	9,339	159,510
ArcelorMittal South Africa Ltd *	3,427	10,931
Aspen Pharmacare Holdings Ltd	10,659	284,821
Assore Ltd	946	36,529
Barclays Africa Group Ltd	11,264	159,055
Barloworld Ltd	7,430	77,830
Bidvest Group Ltd	10,259	271,320
Capitec Bank Holdings Ltd	2,056	38,011
Coronation Fund Managers Ltd	7,445	69,860
Discovery Ltd	9,948	79,729
Distell Group Ltd	1,105	13,467
Exxaro Resources Ltd	5,603	74,361
FirstRand Ltd	97,164	333,198
Gold Fields Ltd ADR	24,881	91,811
Impala Platinum Holdings Ltd	18,807	214,105
Imperial Holdings Ltd	5,562	99,594
Investec Ltd	8,531	68,831
Kumba Iron Ore Ltd	1,852	66,273
Liberty Holdings Ltd	6,760	79,893
Life Healthcare Group Holdings Ltd	24,468	89,273
Massmart Holdings Ltd	2,949	38,518
Mediclinic International Ltd	9,529	67,579
MMI Holdings Ltd	29,621	69,255
Mondi Ltd	4,228	74,266
Mr Price Group Ltd	7,260	108,555
MTN Group Ltd	50,107	1,025,972
Nampak Ltd	18,796	64,039
Naspers Ltd ‘N’	8,609	949,857
Nedbank Group Ltd	8,065	171,645
Netcare Ltd	22,886	50,722
Pick n Pay Stores Ltd	11,592	56,820
PPC Ltd	640	1,776
Sanlam Ltd	61,852	336,711
Santam Ltd	220	4,062
Sasol Ltd	1,209	67,710
Sasol Ltd ADR	17,278	965,495
Shoprite Holdings Ltd	12,375	187,143
Standard Bank Group Ltd	43,396	572,164
Steinhoff International Holdings Ltd	57,399	278,076
The Foschini Group Ltd	4,177	42,515
The SPAR Group Ltd	5,358	61,668
Tiger Brands Ltd	4,908	126,937
Truworths International Ltd	10,708	78,799
Vodacom Group Ltd	11,980	147,926
Woolworths Holdings Ltd	18,668	130,126

		8,267,412

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
South Korea - 14.7%

Amorepacific Corp	103	$121,694
AMOREPACIFIC Group	137	65,819
BS Financial Group Inc	6,150	87,255
Celltrion Inc *	883	36,602
Cheil Industries Inc	1,419	95,765
Cheil Worldwide Inc *	2,070	46,550
CJ CheilJedang Corp	236	63,602
CJ Corp	378	48,272
CJ Korea Express Corp *	274	29,173
Coway Co Ltd	1,260	88,398
Daelim Industrial Co Ltd	1,182	96,109
Daewoo Engineering & Construction Co Ltd *	1,660	12,424
Daewoo International Corp	650	23,707
Daewoo Securities Co Ltd *	5,401	41,698
Daewoo Shipbuilding & Marine Engineering Co Ltd	3,180	95,974
Dongbu Insurance Co Ltd	1,180	61,319
Doosan Corp	175	22,757
Doosan Heavy Industries & Construction Co Ltd	1,972	65,327
Doosan Infracore Co Ltd *	4,940	63,792
E-Mart Co Ltd	653	150,319
Grand Korea Leisure Co Ltd	1,620	66,563
GS Engineering & Construction Corp *	488	16,597
GS Holdings	1,907	86,258
Halla Visteon Climate Control Corp	440	20,119
Hana Financial Group Inc	9,760	356,125
Hankook Tire Co Ltd	1,286	73,138
Hanwha Chemical Corp	2,080	37,993
Hanwha Corp	1,700	51,378
Hanwha Life Insurance Co Ltd	10,020	65,783
Hotel Shilla Co Ltd	695	56,353
Hyosung Corp	765	55,415
Hyundai Department Store Co Ltd	433	57,670
Hyundai Engineering & Construction Co Ltd	2,204	116,244
Hyundai Glovis Co Ltd	368	83,706
Hyundai Heavy Industries Co Ltd	1,075	214,222
Hyundai Marine & Fire Insurance Co Ltd	1,790	51,578
Hyundai Mipo Dockyard	263	38,451
Hyundai Mobis	1,603	475,499
Hyundai Motor Co	3,713	877,626
Hyundai Steel Co	2,126	137,785
Hyundai Wia Corp	529	84,926
Industrial Bank of Korea	4,590	58,365
Kangwon Land Inc	2,350	68,633
KB Financial Group Inc	7,390	259,198
KB Financial Group Inc ADR	3,700	130,055
KCC Corp	151	77,425
Kia Motors Corp	7,610	424,954
Korea Aerospace Industries Ltd	810	25,821
Korea Electric Power Corp	3,620	124,471
Korea Electric Power Corp ADR	5,300	91,001
Korea Gas Corp *	641	37,441
Korea Investment Holdings Co Ltd	260	8,972
Korea Zinc Co Ltd	171	53,125
Korean Air Lines Co Ltd *	691	25,092
KT Corp ADR	100	1,389
KT&G Corp	2,571	193,046
Kumho Petro chemical Co Ltd	349	28,860
LG Chem Ltd	1,198	286,777
LG Corp	2,901	157,556
LG Display Co Ltd *	6,660	167,185
LG Display Co Ltd ADR *	3,700	46,250
LG Electronics Inc	3,998	244,323
LG Household & Health Care Ltd	196	84,573
LG Uplus Corp	6,140	60,410
Lotte Chemical Corp	465	82,465
Lotte Confectionery Co Ltd	32	54,709

	Shares	Value
Lotte Shopping Co Ltd	295	$92,816
LS Corp	365	26,121
Macquarie Korea Infrastructure Fund	3,090	18,771
Mando Corp	157	19,885
NAVER Corp	754	548,922
NCSoft Corp	291	59,756
OCI Co Ltd *	339	56,876
Orion Corp	86	66,133
POSCO	275	76,511
POSCO ADR	5,865	407,090
S-1 Corp	539	45,045
S-Oil Corp	1,409	81,512
Samsung C&T Corp	2,930	170,236
Samsung Electro-Mechanics Co Ltd	1,343	87,674
Samsung Electronics Co Ltd	2,852	3,606,550
Samsung Engineering Co Ltd *	593	40,076
Samsung Fire & Marine Insurance Co Ltd	1,108	249,871
Samsung Heavy Industries Co Ltd	5,100	153,658
Samsung Life Insurance Co Ltd	1,681	158,663
Samsung SDI Co Ltd	1,009	153,167
Samsung Securities Co Ltd	2,526	92,872
Samsung Techwin Co Ltd	678	36,948
Seoul Semiconductor Co Ltd	1,027	43,843
Shinhan Financial Group Co Ltd	7,390	325,336
Shinhan Financial Group Co Ltd ADR	4,200	184,590
Shinsegae Co Ltd	36	7,788
SK C&C Co Ltd	852	119,887
SK Holdings Co Ltd	858	155,495
SK Hynix Inc *	15,090	512,120
SK Innovation Co Ltd	2,044	234,842
SK Telecom Co Ltd ADR	3,000	67,710
Woori Finance Holdings Co Ltd *	13,970	159,280
Woori Investment & Securities Co Ltd	3,260	27,105
Young Poong Corp	5	5,547

		15,224,777

Spain - 0.0%

Cemex Latam Holdings SA *	2,662	22,166

Taiwan - 13.6%

Acer Inc *	170,156	100,355
Advanced Semiconductor Engineering Inc	151,000	167,006
Advanced Semiconductor Engineering Inc ADR	12,085	67,072
Advantech Co Ltd	15,000	97,314
Asia Cement Corp	99,789	124,571
Asustek Computer Inc	22,667	224,010
AU Optronics Corp *	213,000	75,243
AU Optronics Corp ADR *	16,068	55,917
Catcher Technology Co Ltd	19,000	137,699
Cathay Financial Holding Co Ltd	225,334	329,399
Chang Hwa Commercial Bank	156,220	92,626
Cheng Shin Rubber Industry Co Ltd	44,178	126,108
Chicony Electronics Co Ltd	20,200	52,429
China Airlines Ltd *	110,436	36,458
China Development Financial Holding Corp	511,834	146,451
China Life Insurance Co Ltd	115,423	106,211
China Motor Corp	20,000	17,871
China Petrochemical Development Corp	18,095	7,489
China Steel Chemical Corp	3,000	17,162
China Steel Corp	334,321	281,935
Chipbond Technology Corp	14,000	24,850
Chunghwa Telecom Co Ltd	29,000	89,250
Chunghwa Telecom Co Ltd ADR	7,998	245,379
Clevo Co	17,000	33,513
Compal Electronics Inc	209,092	147,932
CTBC Financial Holding Co Ltd	431,891	270,635
CTCI Corp	19,000	28,492
Delta Electronics Inc	58,000	359,497

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
E.Sun Financial Holding Co Ltd	170,880	$103,135
Eclat Textile Co Ltd	5,100	58,931
Epistar Corp *	40,000	96,084
Eva Airways Corp *	69,000	34,706
Evergreen Marine Corp Taiwan Ltd *	141,000	82,271
Far Eastern Department Stores Co Ltd	20,352	17,964
Far Eastern New Century Corp	106,663	113,532
Far EasTone Telecommunications Co Ltd	45,000	95,347
Farglory Land Development Co Ltd	4,265	7,278
First Financial Holding Co Ltd	224,641	133,692
Formosa Chemicals & Fibre Corp	110,446	267,473
Formosa Petrochemical Corp	35,000	89,093
Formosa Plastics Corp	127,292	319,199
Foxconn Technology Co Ltd	22,911	54,047
Fubon Financial Holding Co Ltd	237,343	322,721
Giant Manufacturing Co Ltd	6,000	40,890
HannStar Display Corp *	55,000	20,752
Highwealth Construction Corp	10,000	23,551
Hiwin Technologies Corp	4,326	42,042
Hon Hai Precision Industry Co Ltd	328,201	930,618
Hotai Motor Co Ltd	7,000	84,639
HTC Corp	23,572	118,509
Hua Nan Financial Holdings Co Ltd	171,993	97,575
Innolux Corp *	304,510	104,284
Inotera Memories Inc *	24,000	18,840
Inventec Corp	81,000	80,118
Kenda Rubber Industrial Co Ltd	28,080	67,129
Kinsus Interconnect Technology Corp	13,000	48,171
Largan Precision Co Ltd	2,000	94,929
Lite-On Technology Corp	79,361	118,391
MediaTek Inc	32,020	474,208
Mega Financial Holding Co Ltd	329,089	255,115
Merida Industry Co Ltd	8,000	53,182
Nan Ya Plastics Corp	142,394	301,729
Novatek Microelectronics Corp	13,000	59,714
Pegatron Corp	65,090	97,248
Phison Electronics Corp	5,000	32,275
Pou Chen Corp	53,000	74,808
Powertech Technology Inc	13,300	20,129
President Chain Store Corp	16,000	112,717
Quanta Computer Inc	72,000	193,512
Radiant Opto-Electronics Corp	11,669	47,170
Realtek Semiconductor Corp	30,300	91,405
Ruentex Development Co Ltd	24,406	44,764
Ruentex Industries Ltd	32,236	77,213
Sanyang Industry Co Ltd	11,000	18,251
Shin Kong Financial Holding Co Ltd	225,108	71,136
Siliconware Precision Industries Co	114,000	151,154
Simplo Technology Co Ltd	15,000	71,680
SinoPac Financial Holdings Co Ltd	281,158	135,480
St Shine Optical Co Ltd	3,000	67,066
Standard Foods Corp	20,700	56,471
Synnex Technology International Corp	46,000	74,072
Taishin Financial Holding Co Ltd	225,286	102,240
Taiwan Business Bank *	139,526	41,237
Taiwan Cement Corp	101,693	156,643
Taiwan Cooperative Financial Holding Co Ltd	161,021	86,329
Taiwan Fertilizer Co Ltd	33,000	69,264
Taiwan Glass Industry Corp	12,471	12,026
Taiwan Mobile Co Ltd	49,400	154,946
Taiwan Semiconductor Manufacturing Co Ltd	621,779	2,429,515
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,354	187,267
Teco Electric & Machinery Co Ltd	69,000	76,966
Ton Yi Industrial Corp	33,000	37,582
TSRC Corp	9,000	13,453
U-Ming Marine Transport Corp	25,000	42,446
Uni-President Enterprises Corp	144,444	251,478
Unimicron Technology Corp	59,000	47,361
United Microelectronics Corp	386,000	163,296

	Shares	Value
United Microelectronics Corp ADR	5,700	$11,856
Vanguard International Semiconductor Corp	31,000	46,425
Walsin Lihwa Corp *	67,000	21,365
Wan Hai Lines Ltd	28,000	13,520
Wistron Corp	94,609	77,981
WPG Holdings Ltd	44,000	53,034
Yuanta Financial Holding Co Ltd	362,210	183,096
Yulon Motor Co Ltd	25,000	41,227

		14,049,837

Thailand - 2.5%

Advanced Info Service PCL	34,300	239,641
Airports of Thailand PCL	15,100	90,578
Bangkok Bank PCL NVDR	23,800	131,178
Bangkok Dusit Medical Services PCL ‘F’	9,700	39,748
Bangkok Life Assurance PCL NVDR	13,200	28,017
Banpu PCL	11,500	9,919
BEC World PCL	11,000	18,516
Berli Jucker PCL	21,300	32,254
Big C Supercenter PCL	9,100	51,597
Central Pattana PCL	26,000	37,776
Charoen Pokphand Foods PCL	101,200	87,568
CP ALL PCL	75,600	101,526
Delta Electronics Thailand PCL	36,400	66,202
Glow Energy PCL	3,100	7,278
Home Product Center PCL	36,205	10,872
Indorama Ventures PCL	30,900	21,879
IRPC PCL	203,300	21,590
Kasikornbank PCL	19,000	108,667
Kasikornbank PCL NVDR	20,400	112,244
Krung Thai Bank PCL	154,975	89,658
Land & Houses PCL NVDR	52,900	15,693
Minor International PCL	71,200	54,553
PTT Exploration & Production PCL	43,041	208,706
PTT Global Chemical PCL	58,800	131,222
PTT PCL	33,200	301,772
Ratchaburi Electricity Generating Holding PCL NVDR	32,100	51,195
Robinson Department Store PCL	18,000	29,310
Siam City Cement PCL	1,900	20,259
Thai Airways International PCL *	30,500	13,200
Thai Oil PCL	18,400	30,133
Thai Union Frozen Products PCL	10,400	22,072
The Siam Cement PCL NVDR	9,400	121,034
The Siam Commercial Bank PCL	28,700	139,744
TMB Bank PCL	327,600	24,936
Total Access Communication PCL	10,500	38,116
True Corp PCL *	249,700	53,263

		2,561,916

Turkey - 1.6%

Akbank TAS	47,421	150,497
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,993	66,478
Arcelik AS	5,881	32,821
BIM Birlesik Magazalar AS	4,780	107,603
Coca-Cola Icecek AS	2,216	53,286
Enka Insaat ve Sanayi AS	15,538	46,397
Eregli Demir ve Celik Fabrikalari TAS	50,695	65,335
Ford Otomotiv Sanayi AS	2,270	23,155
KOC Holding AS	16,745	70,507
TAV Havalimanlari Holding AS	7,635	60,994
Tofas Turk Otomobil Fabrikasi AS	7,825	44,387
Tupras Turkiye Petrol Rafinerileri AS	3,832	80,979
Turk Hava Yollari	18,079	55,623
Turk Telekomunikasyon AS	10,513	29,065
Turkcell Iletisim Hizmetleri AS *	14,028	77,822
Turkcell Iletisim Hizmetleri AS ADR *	4,700	64,719
Turkiye Garanti Bankasi AS	57,601	196,793
Turkiye Halk Bankasi AS	16,860	104,247
Turkiye Is Bankasi ‘C’	68,301	151,437

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Turkiye Sise ve Cam Fabrikalari AS	24,150	$26,167
Turkiye Vakiflar Bankasi Tao ‘D’	24,805	46,753
Ulker Biskuvi Sanayi AS	6,186	43,472
Yapi ve Kredi Bankasi AS	22,801	43,207

		1,641,744

United Kingdom - 0.0%

Mail.ru Group Ltd GDR (LI) *	1,351	48,059

Total Common Stocks (Cost $91,838,999)		97,696,292

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $632,284; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $645,881)	$632,284	632,284

Total Short-Term Investment (Cost $632,284)		632,284

TOTAL INVESTMENTS - 99.5% (Cost $98,248,207)		103,120,304

OTHER ASSETS & LIABILITIES, NET - 0.5%		497,268

NET ASSETS - 100.0%		$103,617,572

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.9%
Information Technology	16.5%
Energy	10.2%
Materials	9.8%
Consumer Discretionary	9.1%
Consumer Staples	8.6%
Industrials	7.1%
Telecommunication Services	6.8%
Utilities	3.3%
Others (each less than 3.0%)	2.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$749	$-	$749	$-
	Preferred Stocks (1)	4,790,979	4,790,979	-	-
	Common Stocks
	Bermuda	1,132,641	788,483	344,158	-
	Brazil	6,696,558	6,696,558	-	-
	Cayman	3,520,391	301,990	3,218,401	-
	Chile	1,666,585	1,666,585	-	-
	China	8,192,810	794,596	7,398,214	-
	Colombia	802,477	802,477	-	-
	Cyprus	46,923	-	46,923	-
	Czech Republic	288,677	-	288,677	-
	Egypt	111,796	-	111,796	-
	Greece	671,656	-	671,656	-
	Hong Kong	3,049,639	2,016,127	1,033,512	-
	Hungary	318,613	-	318,613	-
	India	7,783,364	681,416	7,101,948	-
	Indonesia	3,276,582	250,433	3,026,149	-
	Malaysia	4,837,802	-	4,837,802	-
	Mexico	5,790,871	5,790,871	-	-
	Netherlands	66,927	-	66,927	-
	Peru	48,765	48,765	-	-
	Philippines	1,252,162	-	1,252,162	-
	Poland	2,222,179	-	2,222,179	-
	Russia	4,102,963	45,240	4,035,912	21,811
	South Africa	8,267,412	1,216,816	7,050,596	-
	South Korea	15,224,777	928,085	14,296,692	-
	Spain	22,166	22,166	-	-
	Taiwan	14,049,837	567,491	13,482,346	-
	Thailand	2,561,916	-	2,561,916	-
	Turkey	1,641,744	64,719	1,577,025	-
	United Kingdom	48,059	-	48,059	-

		97,696,292	22,682,818	74,991,663	21,811
	Short-Term Investment	632,284	-	632,284	-

	Total	$103,120,304	$27,473,797	$75,624,696	$21,811

During the three-month period ended March 31, 2014, an investment with a value of $57,997 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $9,782,821 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading, and an investment with a value of $21,811 was transferred from Level 2 to Level 3 due to the investment being suspended from trading on a foreign exchange and no observable market-based inputs are available.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

France - 0.0%

Groupe Fnac Exp 05/16/15 *	4	$16

Hong Kong - 0.0%

New World Development Co Ltd Exp 04/17/14 *	24,000	4,951

Spain - 0.0%

Banco Bilbao Vizcaya Argentaria SA Exp 04/15/14 *	94,888	22,223

United Kingdom - 0.0%

RSA Insurance Group PLC Exp 04/10/14 *	21,203	11,842

Total Rights (Cost $21,984)		39,032

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobil Holding SE	364	37,381

Total Preferred Stocks (Cost $22,181)		37,381

COMMON STOCKS - 99.0%

Australia - 6.5%

Adelaide Brighton Ltd	16,044	59,718
AGL Energy Ltd	9,913	139,609
ALS Ltd	5,236	35,615
Alumina Ltd *	12,510	13,872
Alumina Ltd ADR *	4,800	21,312
Amcor Ltd	23,527	226,844
AMP Ltd	51,508	238,260
Ansell Ltd	4,055	69,273
APA Group	14,988	89,392
Asciano Ltd	22,097	106,614
ASX Ltd	3,436	114,995
Aurizon Holdings Ltd	37,837	180,766
Australia & New Zealand Banking Group Ltd	48,547	1,492,003
Australian Infrastructure Fund Ltd	4,334	20
Bank of Queensland Ltd	5,274	62,993
Bendigo & Adelaide Bank Ltd	10,085	106,681
BHP Billiton Ltd	16,044	543,190
BHP Billiton Ltd ADR	23,501	1,592,663
BlueScope Steel Ltd *	6,411	36,482
Boral Ltd	16,558	86,827
Brambles Ltd	25,953	223,012
Caltex Australia Ltd	3,056	62,768
carsales.com Ltd	4,885	49,197
Challenger Ltd	4,422	26,267
Coca-Cola Amatil Ltd	12,418	127,073
Cochlear Ltd	1,324	70,020
Commonwealth Bank of Australia	31,429	2,262,412
Computershare Ltd	8,854	99,422
Crown Resorts Ltd	6,794	104,843
CSL Ltd	9,281	598,931
DUET Group	20,610	39,760
Echo Entertainment Group Ltd	8,968	20,390

	Shares	Value
Flight Centre Travel Group Ltd	1,911	$93,086
Fortescue Metals Group Ltd	36,653	179,546
GrainCorp Ltd ‘A’	2,443	19,084
Harvey Norman Holdings Ltd	7,845	24,025
Iluka Resources Ltd	5,605	51,555
Incitec Pivot Ltd	24,011	65,964
Insurance Australia Group Ltd	44,547	230,551
Leighton Holdings Ltd	2,457	48,125
Lend Lease Group	11,075	121,796
Macquarie Group Ltd	5,983	322,703
Metcash Ltd	14,229	34,575
National Australia Bank Ltd	44,704	1,473,341
New Hope Corp Ltd	4,341	12,039
Newcrest Mining Ltd *	10,639	97,796
Orica Ltd	6,251	126,916
Origin Energy Ltd	19,829	262,919
Orora Ltd	23,527	30,086
Platinum Asset Management Ltd	10,177	70,463
Primary Health Care Ltd	13,677	59,762
Qantas Airways Ltd *	14,454	14,840
QBE Insurance Group Ltd	23,098	274,812
Ramsay Health Care Ltd	2,883	128,728
REA Group Ltd	1,353	61,200
Recall Holdings Ltd *	5,190	22,431
Rio Tinto Ltd	8,326	492,473
Santos Ltd	17,997	225,432
Seek Ltd	4,733	77,194
Seven West Media Ltd	9,262	17,017
Sims Metal Management Ltd ADR *	1,200	10,836
Sonic Healthcare Ltd	6,663	106,773
SP AusNet	14,345	17,433
Spark Infrastructure Group	12,774	20,263
Suncorp Group Ltd	24,748	295,529
Super Retail Group Ltd	4,741	48,558
Sydney Airport	23,355	91,012
Tabcorp Holdings Ltd	12,038	38,147
Tatts Group Ltd	22,316	60,049
Telstra Corp Ltd	92,746	437,478
Toll Holdings Ltd	9,685	46,735
TPG Telecom Ltd	7,273	44,978
Transurban Group	25,506	171,782
Treasury Wine Estates Ltd	6,471	21,195
Wesfarmers Ltd	21,913	837,493
Westpac Banking Corp	36,546	1,172,069
Westpac Banking Corp ADR	21,072	675,568
Woodside Petroleum Ltd	13,333	482,660
Woolworths Ltd	24,421	809,315
WorleyParsons Ltd	3,138	44,082

		18,971,638

Austria - 0.3%

Andritz AG	2,698	166,873
Erste Group Bank AG	6,686	228,859
IMMOFINANZ AG *	18,349	85,816
OMV AG	3,466	157,412
Raiffeisen Bank International AG	3,447	115,178
Verbund AG	991	20,398
Vienna Insurance Group AG Wiener Versicherung Gruppe	926	45,732
Voestalpine AG	1,865	82,203

		902,471

Belgium - 1.2%

Ageas	4,360	194,442
Anheuser-Busch InBev NV	7,512	789,580
Anheuser-Busch InBev NV ADR	9,999	1,052,895
Belgacom SA	2,231	70,018
Colruyt SA	1,285	70,941
Delhaize Group SA	1,387	101,638
Delhaize Group SA ADR	1,049	76,231

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
KBC Groep NV	6,408	$394,884
Solvay SA	1,678	263,742
Telenet Group Holding NV	785	48,378
UCB SA	3,417	273,980
Umicore SA	1,982	101,185

		3,437,914

Bermuda - 0.4%

Brookfield Property Partners LP (TSE)	2,482	46,183
Cheung Kong Infrastructure Holdings Ltd	14,000	89,805
Esprit Holdings Ltd	29,079	48,437
First Pacific Co Ltd	28,000	27,892
Golar LNG Ltd (NOTC)	834	34,769
Hongkong Land Holdings Ltd	27,000	174,629
Johnson Electric Holdings Ltd	50,000	46,176
Kerry Logistics Network Ltd *	3,500	5,153
Kerry Properties Ltd	7,000	23,423
Li & Fung Ltd	122,000	180,862
Noble Group Ltd	115,000	108,820
NWS Holdings Ltd	16,000	27,110
Orient Overseas International Ltd	3,500	16,134
Seadrill Ltd (NYSE)	2,543	89,412
Seadrill Ltd (XOSL)	5,495	193,973
Shangri-La Asia Ltd (XHKG)	28,666	47,077
VTech Holdings Ltd	2,200	28,296
Yue Yuen Industrial Holdings Ltd	9,000	29,423

		1,217,574

Canada - 8.8%

Agnico Eagle Mines Ltd (NYSE)	2,149	65,007
Agnico Eagle Mines Ltd (TSE)	2,500	75,690
Agrium Inc (NYSE)	600	58,512
Agrium Inc (TSE)	2,451	238,848
Aimia Inc	3,814	61,238
Alimentation Couche Tard Inc ‘B’	2,850	230,501
AltaGas Ltd	1,600	65,563
ARC Resources Ltd	5,578	153,641
Atco Ltd ‘I’	2,296	110,304
Athabasca Oil Corp *	3,400	24,481
Bank of Montreal (NYSE)	3,862	258,793
Bank of Montreal (TSE)	8,469	566,592
Bank of Nova Scotia (NYSE)	6,434	373,301
Bank of Nova Scotia (TSE)	17,013	985,384
Barrick Gold Corp (NYSE)	1,214	21,646
Barrick Gold Corp (TSE)	22,245	396,003
Baytex Energy Corp (NYSE)	1,143	47,012
Baytex Energy Corp (TSE)	1,147	47,229
BCE Inc (NYSE)	995	42,924
BCE Inc (TSE)	4,449	191,643
Bell Aliant Inc	1,465	35,833
BlackBerry Ltd (NASDAQ) *	3,911	31,601
BlackBerry Ltd (TSE) *	4,057	32,845
Bombardier Inc ‘B’	33,600	124,917
Bonavista Energy Corp	3,500	51,194
Brookfield Asset Management Inc ‘A’ (TSE)	12,875	524,433
CAE Inc	5,800	76,336
Cameco Corp (NYSE)	2,400	54,960
Cameco Corp (TSE)	4,548	104,125
Canadian Imperial Bank of Commerce (NYSE)	2,468	212,717
Canadian Imperial Bank of Commerce (TSE)	6,037	520,149
Canadian National Railway Co (NYSE)	3,935	221,226
Canadian National Railway Co (TSE)	12,412	697,340
Canadian Natural Resources Ltd (NYSE)	5,967	228,954
Canadian Natural Resources Ltd (TSE)	15,801	605,598
Canadian Oil Sands Ltd	11,490	241,025
Canadian Pacific Railway Ltd (NYSE)	1,387	208,646
Canadian Pacific Railway Ltd (TSE)	2,300	344,636
Canadian Tire Corp Ltd ‘A’	1,600	150,853

	Shares	Value
Canadian Utilities Ltd ‘A’	2,000	$74,410
Canadian Western Bank	2,200	74,050
Canfor Corp *	2,200	51,940
Catamaran Corp (NASDAQ) *	898	40,194
Catamaran Corp (TSE) *	2,600	116,324
Cenovus Energy Inc (NYSE)	2,643	76,541
Cenovus Energy Inc (TSE)	10,684	308,971
CGI Group Inc ‘A’ *	3,600	111,142
CI Financial Corp	2,900	91,473
Cineplex Inc	467	17,772
Constellation Software Inc	300	72,727
Crescent Point Energy Corp	7,397	269,985
Dollarama Inc	1,109	84,487
Eldorado Gold Corp	14,649	81,494
Emera Inc	1,500	46,689
Empire Co Ltd ‘A’	800	48,970
Enbridge Inc (NYSE)	1,108	50,425
Enbridge Inc (TSE)	13,939	633,087
Encana Corp (NYSE)	3,454	73,847
Encana Corp (TSE)	10,648	227,408
Enerplus Corp (NYSE)	1,375	27,541
Enerplus Corp (TSE)	1,296	25,908
Ensign Energy Services Inc	2,900	42,864
Fairfax Financial Holdings Ltd	448	194,518
Finning International Inc	2,300	65,120
First Capital Realty Inc	2,400	38,100
First Quantum Minerals Ltd	10,317	190,662
Fortis Inc	3,000	85,536
Franco-Nevada Corp	350	16,083
Genworth MI Canada Inc	1,212	41,354
George Weston Ltd	700	52,137
Gibson Energy Inc	1,700	44,088
Gildan Activewear Inc (NYSE)	1,300	65,494
Gildan Activewear Inc (TSE)	1,400	70,551
Goldcorp Inc (NYSE)	2,285	55,937
Goldcorp Inc (TSE)	12,030	293,486
Great-West Lifeco Inc	5,200	143,323
Husky Energy Inc	7,056	211,648
IGM Financial Inc	2,400	113,194
Imperial Oil Ltd (ASE)	2,400	111,720
Imperial Oil Ltd (TSE)	3,750	174,627
Industrial Alliance Insurance & Financial Services Inc	1,821	74,883
Intact Financial Corp	2,550	158,697
Keyera Corp	1,800	114,122
Kinross Gold Corp	15,359	63,492
Linamar Corp	1,100	50,746
Loblaw Cos Ltd	2,200	93,333
Lundin Mining Corp *	6,500	29,869
MacDonald Dettwiler & Associates Ltd	800	63,189
Magna International Inc (NYSE)	1,078	103,822
Magna International Inc (TSE)	3,200	307,640
Manitoba Telecom Services Inc	1,400	38,397
Manulife Financial Corp (NYSE)	6,955	134,301
Manulife Financial Corp (TSE)	27,704	534,282
MEG Energy Corp *	2,100	70,969
Methanex Corp (TSE)	1,400	89,585
Metro Inc	1,400	82,189
National Bank of Canada	6,730	269,687
New Gold Inc *	6,100	30,183
Onex Corp	1,600	88,836
Open Text Corp (NASDAQ)	800	38,168
Open Text Corp (TSE)	1,200	57,335
Pacific Rubiales Energy Corp	5,450	98,154
Pan American Silver Corp	3,400	43,703
Paramount Resources Ltd ‘A’ *	1,100	47,453
Pembina Pipeline Corp (NYSE)	2,601	99,046
Pembina Pipeline Corp (TSE)	2,915	110,694
Pengrowth Energy Corp	9,358	56,630
Penn West Petroleum Ltd	7,716	64,492

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Peyto Exploration & Development Corp	2,400	$81,889
Potash Corp of Saskatchewan Inc (NYSE)	3,138	113,658
Potash Corp of Saskatchewan Inc (TSE)	12,151	439,546
Precision Drilling Corp (TSE)	2,800	33,534
Progressive Waste Solutions Ltd	2,300	58,213
Quebecor Inc ‘B’	2,200	53,731
Ritchie Bros Auctioneers Inc	804	19,433
Rogers Communications Inc ‘B’ (NYSE)	1,000	41,440
Rogers Communications Inc ‘B’ (TSE)	5,500	227,910
Royal Bank of Canada (NYSE)	5,395	356,016
Royal Bank of Canada (TSE)	19,678	1,297,449
Saputo Inc	3,900	196,464
Shaw Communications Inc ‘B’	5,381	128,501
ShawCor Ltd	1,100	45,871
Shoppers Drug Mart Corp	2,879	158,417
Silver Wheaton Corp (TSE)	5,700	129,313
SNC-Lavalin Group Inc	2,617	114,433
Stantec Inc (NYSE)	500	30,540
Sun Life Financial Inc (NYSE)	3,115	107,872
Sun Life Financial Inc (TSE)	8,561	296,441
Suncor Energy Inc (NYSE)	7,937	277,478
Suncor Energy Inc (TSE)	21,925	765,739
Talisman Energy Inc (NYSE)	8,695	86,776
Talisman Energy Inc (TSE)	13,660	136,168
Teck Resources Ltd ‘B’ (NYSE)	3,514	76,184
Teck Resources Ltd ‘B’ (TSE)	8,150	175,901
TELUS Corp	4,800	172,071
The Jean Coutu Group PJC Inc ‘A’	3,100	61,271
The Toronto-Dominion Bank (NYSE)	4,806	225,642
The Toronto-Dominion Bank (TSE)	27,068	1,269,050
Thomson Reuters Corp (NYSE)	1,569	53,660
Thomson Reuters Corp (TSE)	5,700	194,847
Tim Hortons Inc (NYSE)	999	55,255
Tim Hortons Inc (TSE)	2,100	116,141
Tourmaline Oil Corp *	3,100	146,545
TransAlta Corp (NYSE)	4,700	54,708
TransAlta Corp (TSE)	3,800	44,136
TransCanada Corp (NYSE)	3,015	137,243
TransCanada Corp (TSE)	10,270	466,818
Trican Well Service Ltd	1,800	22,779
Trilogy Energy Corp	300	7,357
Turquoise Hill Resources Ltd (TSE) *	13,160	44,045
Valeant Pharmaceuticals International Inc (NYSE) *	1,998	263,396
Valeant Pharmaceuticals International Inc (TSE) *	4,000	526,241
Veresen Inc	2,500	37,720
Vermilion Energy Inc	1,433	89,506
West Fraser Timber Co Ltd	1,200	54,817
Yamana Gold Inc	20,500	179,502

		25,783,091

Cayman - 0.4%

AAC Technologies Holdings Inc	14,000	73,274
ASM Pacific Technology Ltd	6,400	62,544
Chow Tai Fook Jewellery Group Ltd	31,200	49,279
FIH Mobile Ltd *	27,000	14,898
Lifestyle International Holdings Ltd	8,500	17,302
Melco Crown Entertainment Ltd ADR *	3,809	147,218
MGM China Holdings Ltd	21,200	74,829
SA SA International Holdings Ltd	36,000	28,776
Sands China Ltd	55,200	413,758
Wynn Macau Ltd	30,000	124,317
Xinyi Glass Holdings Ltd	10,000	8,158
Xinyi Solar Holdings Ltd *	10,000	3,007

		1,017,360

Cyprus - 0.0%

Prosafe SE	2,381	19,077

Denmark - 1.5%

AP Moller - Maersk AS ‘A’	14	161,827
AP Moller - Maersk AS ‘B’	28	336,626

	Shares	Value
Carlsberg AS ‘B’	2,154	$214,648
Chr Hansen Holding AS	1,458	57,844
Coloplast AS ‘B’	2,340	189,611
Danske Bank AS	15,300	426,639
DSV AS	2,957	95,551
GN Store Nord AS	3,676	91,392
H Lundbeck AS	1,363	42,032
Jyske Bank AS *	263	14,460
Novo Nordisk AS ‘B’	20,729	945,647
Novo Nordisk AS ADR	21,215	968,465
Novozymes AS ‘B’	4,649	204,700
Pandora AS	1,118	74,126
TDC AS	19,985	184,711
Topdanmark AS *	1,550	45,189
Tryg AS	237	23,436
Vestas Wind Systems AS *	6,234	251,669
William Demant Holding AS *	289	24,757

		4,353,330

Finland - 1.0%

Elisa OYJ	1,458	41,985
Fortum OYJ	14,294	324,955
Kesko OYJ ‘B’	886	38,695
Kone OYJ ‘B’	6,487	272,436
Metso OYJ	2,184	71,381
Neste Oil OYJ	1,924	39,227
Nokia OYJ *	72,003	530,142
Nokia OYJ ADR *	19,600	143,864
Nokian Renkaat OYJ	1,629	66,015
Orion OYJ ‘A’	400	12,038
Orion OYJ ‘B’	905	27,343
Sampo OYJ ‘A’	13,960	725,285
Stora Enso OYJ ‘R’	14,217	152,287
UPM-Kymmene OYJ	12,938	221,556
Valmet Corp	2,184	23,448
Wartsila OYJ Abp	4,174	227,448

		2,918,105

France - 8.5%

Accor SA	2,602	133,380
Aeroports de Paris	429	53,520
Air Liquide SA	6,090	826,050
Alcatel-Lucent *	40,626	160,524
Alcatel-Lucent ADR	8,000	31,200
Alstom SA	3,380	92,441
Arkema SA	1,093	123,979
AtoS	1,095	99,087
AXA SA	37,012	963,669
AXA SA ADR	2,200	57,200
BioMerieux	397	43,547
BNP Paribas SA	20,839	1,610,986
Bollore SA	106	67,200
Bouygues SA	4,664	194,934
Bureau Veritas SA	3,836	117,582
Cap Gemini SA	2,911	220,710
Carrefour SA	11,730	454,549
Casino Guichard Perrachon SA	1,142	136,126
CGG SA *	1,488	23,902
CGG SA ADR *	1,300	20,800
Christian Dior SA	1,472	283,781
Cie de St-Gobain	8,890	538,228
Cie Generale des Etablissements Michelin	3,909	489,649
CNP Assurances	2,559	54,227
Credit Agricole SA *	20,110	317,596
Danone SA	10,066	712,000
Dassault Systemes	1,180	138,311
Edenred	3,169	99,522
Eiffage SA	632	47,353
Electricite de France	4,690	185,732
Essilor International SA	3,831	387,116

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Euler Hermes SA	181	$22,845
Eutelsat Communications SA	1,857	63,113
Faurecia *	1,300	55,027
GDF Suez	30,189	827,239
Groupe Eurotunnel SA	9,283	118,604
Iliad SA	490	141,385
Imerys SA	707	62,851
JCDecaux SA	1,085	47,515
Kering	1,326	270,828
L’Oreal SA	4,323	713,189
Lafarge SA	3,764	295,041
Lagardere SCA	2,244	89,196
Legrand SA	4,995	310,622
LVMH Moet Hennessy Louis Vuitton SA	5,010	912,030
Natixis	16,008	117,651
Orange SA	36,263	536,251
Orange SA ADR	5,000	73,450
Pernod Ricard SA	3,737	435,380
Peugeot SA *	4,535	85,638
Publicis Groupe SA	3,831	346,491
Remy Cointreau SA	506	40,647
Renault SA	4,085	397,994
Rexel SA	3,436	90,200
Safran SA	5,790	401,551
Sanofi	17,845	1,864,803
Sanofi ADR	3,955	206,767
Schneider Electric SA (EPA)	10,605	942,852
Schneider Electric SA (LI)	219	19,415
SCOR SE	2,828	99,092
SEB SA	232	20,025
Societe BIC SA	302	39,686
Societe Generale SA	15,109	932,696
Sodexo	1,989	208,810
Suez Environnement Co	5,636	114,504
Technip SA	1,646	169,948
Thales SA	2,171	144,132
Total SA	37,080	2,435,412
Total SA ADR	7,641	501,250
Valeo SA	1,356	191,273
Vallourec SA	1,598	86,867
Veolia Environnement SA	4,387	87,001
Veolia Environnement SA ADR	1,468	29,184
Vinci SA	10,381	773,519
Vivendi SA	26,771	746,827
Zodiac Aerospace	3,450	121,887

		24,875,589

Germany - 8.0%

Adidas AG	4,017	435,190
Allianz SE	9,786	1,653,826
Axel Springer SE	980	62,768
BASF SE	19,513	2,168,609
Bayer AG	17,474	2,363,126
Bayerische Motoren Werke AG	6,875	867,848
Beiersdorf AG	1,950	190,174
Bilfinger SE	810	102,904
Brenntag AG	917	170,285
Celesio AG	645	22,044
Commerzbank AG *	18,415	338,805
Continental AG	2,432	582,773
Daimler AG (XETR)	18,312	1,730,575
Deutsche Bank AG (NYSE)	10,931	490,037
Deutsche Bank AG (XETR)	9,200	411,523
Deutsche Boerse AG	3,517	279,877
Deutsche Lufthansa AG *	7,108	186,182
Deutsche Post AG	24,114	895,755
Deutsche Telekom AG	51,728	836,683
Deutsche Telekom AG ADR	11,200	181,664
Deutsche Wohnen AG	5,165	110,798
E.ON SE	38,809	758,605
Fielmann AG	308	41,413

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	517	$38,664
Fresenius Medical Care AG & Co KGaA	3,388	236,370
Fresenius Medical Care AG & Co KGaA ADR	2,000	69,700
Fresenius SE & Co KGaA	2,809	439,552
Fuchs Petrolub SE	162	14,293
GEA Group AG	3,913	178,830
Hannover Rueck SE	1,507	134,782
HeidelbergCement AG	2,710	232,221
Henkel AG & Co KGaA	3,362	337,951
Hochtief AG	592	53,790
Hugo Boss AG	411	54,737
Infineon Technologies AG	25,195	300,613
K+S AG	2,593	85,170
LANXESS AG	1,938	146,200
Linde AG	3,546	709,790
MAN SE	803	102,325
Merck KGaA	1,658	279,177
Metro AG	2,643	107,984
MTU Aero Engines AG	768	71,431
Muenchener Rueckversicherungs AG	3,786	827,115
OSRAM Licht AG *	1,547	100,470
Puma SE	40	11,255
Rhoen Klinikum AG	1,552	49,707
RWE AG	10,280	417,105
SAP AG	12,809	1,036,808
SAP AG ADR	6,395	519,977
Siemens AG	9,690	1,304,060
Sky Deutschland AG *	9,548	82,335
Suedzucker AG	1,611	45,938
Symrise AG	2,124	106,176
Telefonica Deutschland Holding AG	1,708	13,614
ThyssenKrupp AG *	9,337	250,655
United Internet AG	2,231	104,751
Volkswagen AG	730	185,027
Wacker Chemie AG	156	19,087

		23,549,124

Hong Kong - 2.3%

AIA Group Ltd	261,600	1,242,901
Bank of East Asia Ltd	47,000	184,138
BOC Hong Kong Holdings Ltd	95,000	270,608
Cathay Pacific Airways Ltd	41,000	76,395
Cheung Kong Holdings Ltd	34,000	564,508
CLP Holdings Ltd	47,000	355,171
Galaxy Entertainment Group Ltd *	50,000	436,999
Hang Lung Group Ltd	17,000	85,707
Hang Lung Properties Ltd	58,000	166,520
Hang Seng Bank Ltd	18,600	296,242
Henderson Land Development Co Ltd	20,400	119,527
Hong Kong & China Gas Co Ltd	119,303	260,672
Hong Kong Exchanges & Clearing Ltd	21,681	328,913
Hopewell Holdings Ltd	4,500	15,468
Hutchison Whampoa Ltd	50,000	664,426
Hysan Development Co Ltd	13,000	56,578
Melco International Development Ltd	11,000	37,112
MTR Corp Ltd	30,502	113,182
New World Development Co Ltd	72,000	72,453
PCCW Ltd	60,000	29,978
Power Assets Holdings Ltd	27,500	238,904
Sino Land Co Ltd	48,400	71,428
SJM Holdings Ltd	32,000	90,295
Sun Hung Kai Properties Ltd	33,492	410,670
Swire Pacific Ltd ‘A’	13,500	157,423
Swire Pacific Ltd ‘B’	10,000	21,550
Swire Properties Ltd	19,200	55,132
Techtronic Industries Co	27,000	75,537
Television Broadcasts Ltd	3,000	18,047
Wharf Holdings Ltd	31,000	198,465

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Wheelock & Co Ltd	14,000	$54,814
Wing Hang Bank Ltd	5,500	87,155

		6,856,918

Ireland - 0.4%

Bank of Ireland *	523,980	222,821
CRH PLC	1,776	49,512
CRH PLC ADR	12,354	348,259
Dragon Oil PLC	2,170	19,850
Glanbia PLC	3,685	56,567
James Hardie Industries PLC	8,726	116,052
Kerry Group PLC ‘A’	4,216	321,790
Paddy Power PLC	520	41,198
Smurfit Kappa Group PLC	3,841	93,427

		1,269,476

Israel - 0.5%

Azrieli Group	1,350	47,224
Bank Hapoalim BM	22,925	130,800
Bank Leumi Le-Israel BM *	27,697	108,140
Bezeq The Israeli Telecommunication Corp Ltd	39,551	70,430
Delek Group Ltd	129	51,521
Elbit Systems Ltd (TLV)	471	28,670
Israel Chemicals Ltd	9,956	87,029
Israel Discount Bank Ltd ‘A’ *	17,704	32,497
Mizrahi Tefahot Bank Ltd	1,124	15,378
NICE Systems Ltd ADR	800	35,728
Teva Pharmaceutical Industries Ltd ADR	17,096	903,353

		1,510,770

Italy - 2.1%

Assicurazioni Generali SPA	23,623	527,160
Atlantia SPA	8,286	213,351
Banca Monte dei Paschi di Siena SPA *	29,374	10,721
Davide Campari-Milano SPA	7,247	59,411
Enel Green Power SPA	34,038	95,659
Enel SPA	127,332	721,500
Eni SPA	33,284	835,849
Eni SPA ADR	5,807	291,337
Fiat SPA *	15,939	185,504
Finmeccanica SPA *	7,650	75,778
Gtech SPA	1,730	52,616
Intesa Sanpaolo SPA	223,976	760,591
Luxottica Group SPA	1,530	88,474
Luxottica Group SPA ADR	1,300	74,958
Mediaset SPA *	11,562	64,785
Mediobanca SPA *	8,708	99,750
Mediolanum SPA	2,708	25,599
Parmalat SPA	12,375	42,656
Pirelli & C. SPA	4,974	78,153
Prada SPA	10,000	77,419
Prysmian SPA	3,662	91,381
Saipem SPA	6,103	149,115
Salvatore Ferragamo SPA	689	20,281
Snam SPA	40,686	238,368
Telecom Italia SPA	154,542	182,451
Telecom Italia SPA ADR	2,600	30,654
Terna Rete Elettrica Nazionale SPA	22,035	118,083
Tod’s SPA	214	27,783
UniCredit SPA	84,235	771,101
Unione di Banche Italiane SCPA	12,857	121,404
UnipolSai SPA *	16,138	61,907
World Duty Free SPA *	2,362	33,155

		6,226,954

Japan - 18.4%

ABC-Mart Inc	300	13,001
Advantest Corp	1,100	11,830
Advantest Corp ADR	429	4,633

	Shares	Value
Aeon Co Ltd	11,600	$130,600
Aeon Mall Co Ltd	770	19,758
Air Water Inc	3,000	41,444
Aisin Seiki Co Ltd	3,800	136,869
Ajinomoto Co Inc	14,000	200,550
Alfresa Holdings Corp	400	26,033
Alps Electric Co Ltd	7,400	88,006
Amada Co Ltd	14,000	98,301
ANA Holdings Inc	21,000	45,472
Anritsu Corp	4,000	45,848
Aoyama Trading Co Ltd	2,100	55,408
Aozora Bank Ltd	14,000	39,845
Asahi Glass Co Ltd	30,000	173,660
Asahi Group Holdings Ltd	8,200	230,030
Asahi Kasei Corp	28,000	190,100
Asics Corp	7,500	147,126
Astellas Pharma Inc	48,000	568,632
Azbil Corp	800	19,713
Benesse Holdings Inc	1,200	45,794
Bridgestone Corp	14,200	502,880
Brother Industries Ltd	5,300	74,360
Calbee Inc	1,200	28,320
Canon Inc	15,700	485,884
Canon Inc ADR	8,890	276,123
Casio Computer Co Ltd	6,200	73,226
Central Japan Railway Co	3,000	351,523
Century Tokyo Leasing Corp	500	13,961
Chiyoda Corp	2,000	25,988
Chubu Electric Power Co Inc *	13,000	152,736
Chugai Pharmaceutical Co Ltd	4,900	124,945
Citizen Holdings Co Ltd	13,200	99,182
Coca-Cola East Japan Co Ltd	2,100	52,587
Coca-Cola West Co Ltd	2,500	43,581
COMSYS Holdings Corp	2,800	43,844
Cosmo Oil Co Ltd	12,000	21,701
Dai Nippon Printing Co Ltd	8,000	76,566
Daicel Corp	6,000	49,552
Daido Steel Co Ltd	7,000	34,927
Daihatsu Motor Co Ltd	8,800	155,233
Daiichi Sankyo Co Ltd	13,400	225,399
Daikin Industries Ltd	4,800	268,425
Dainippon Sumitomo Pharma Co Ltd	4,800	76,150
Daito Trust Construction Co Ltd	2,300	212,511
Daiwa House Industry Co Ltd	11,000	186,228
Daiwa Securities Group Inc	34,000	295,300
Dena Co Ltd	1,100	19,837
Denki Kagaku Kogyo KK	3,000	10,274
Denso Corp	9,200	440,460
Dentsu Inc	4,100	155,270
DIC Corp	21,000	55,021
Disco Corp	300	18,632
DMG Mori Seiki Co Ltd	3,100	39,135
Don Quijote Holdings Co Ltd	900	46,420
Dowa Holdings Co Ltd	4,000	33,351
East Japan Railway Co	6,700	493,285
Ebara Corp	9,000	56,270
Eisai Co Ltd	4,600	178,913
Electric Power Development Co Ltd	1,400	39,491
FamilyMart Co Ltd	900	39,506
FANUC Corp	4,200	739,505
Fast Retailing Co Ltd	1,100	398,214
Fuji Electric Co Ltd	7,000	31,194
Fuji Heavy Industries Ltd	11,900	321,264
FUJIFILM Holdings Corp	11,700	313,583
Fujitsu Ltd	41,000	247,492
Fukuoka Financial Group Inc	13,000	53,340
Furukawa Electric Co Ltd	5,000	12,424
Glory Ltd	1,300	35,830
Gree Inc	2,000	22,036
GS Yuasa Corp	3,000	15,863

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
GungHo Online Entertainment Inc	7,100	$38,662
H2O Retailing Corp	3,000	23,907
Hakuhodo DY Holdings Inc	4,200	29,240
Hamamatsu Photonics KK	800	36,224
Hankyu Hanshin Holdings Inc	20,000	108,811
Haseko Corp	5,700	35,589
Hikari Tsushin Inc	700	58,974
Hino Motors Ltd	6,000	88,822
Hirose Electric Co Ltd	400	54,872
Hisamitsu Pharmaceutical Co Inc	800	36,081
Hitachi Capital Corp	2,100	44,822
Hitachi Chemical Co Ltd	800	10,873
Hitachi Construction Machinery Co Ltd	1,800	34,619
Hitachi High-Technologies Corp	1,400	32,549
Hitachi Ltd	72,000	530,388
Hitachi Ltd ADR	3,200	237,760
Hitachi Metals Ltd	4,000	56,802
Hitachi Transport System Ltd	700	11,348
Hokkaido Electric Power Co Inc *	3,000	25,326
Hokuhoku Financial Group Inc	14,000	26,832
Hokuriku Electric Power Co	3,100	40,316
Honda Motor Co Ltd	22,800	801,669
Honda Motor Co Ltd ADR	12,006	424,292
Hoshizaki Electric Co Ltd	1,600	60,364
House Foods Group Inc	900	14,928
Hoya Corp	9,050	282,949
Ibiden Co Ltd	1,100	21,625
Idemitsu Kosan Co Ltd	2,000	41,186
IHI Corp	23,000	96,558
Inpex Corp	12,800	165,773
Isetan Mitsukoshi Holdings Ltd	6,500	80,851
Isuzu Motors Ltd	24,000	138,905
Ito En Ltd	2,500	55,890
ITOCHU Corp	33,600	391,950
Itochu Techno-Solutions Corp	1,100	46,476
Izumi Co Ltd	600	17,705
J Front Retailing Co Ltd	6,000	41,600
Japan Exchange Group Inc	3,600	87,645
Japan Tobacco Inc	23,600	740,008
JFE Holdings Inc	10,300	193,693
JGC Corp	4,000	138,963
JSR Corp	2,700	49,964
JTEKT Corp	2,400	35,594
JX Holdings Inc	51,500	247,588
K’s Holdings Corp	400	11,111
Kajima Corp	18,333	64,175
Kakaku.com Inc	4,800	77,908
Kamigumi Co Ltd	2,000	19,527
Kaneka Corp	2,000	12,116
Kansai Paint Co Ltd	4,000	57,109
Kao Corp	10,900	385,713
Kawasaki Heavy Industries Ltd	23,000	84,563
Kawasaki Kisen Kaisha Ltd	5,000	10,780
KDDI Corp	11,700	680,858
Keihan Electric Railway Co Ltd	11,000	43,976
Keikyu Corp	8,000	67,371
Keio Corp	10,000	69,598
Keisei Electric Railway Co Ltd	6,000	51,980
Kewpie Corp	700	9,631
Keyence Corp	940	386,712
Kikkoman Corp	3,000	56,515
Kintetsu Corp	31,000	110,157
Kirin Holdings Co Ltd	18,000	250,218
Kobayashi Pharmaceutical Co Ltd	700	40,297
Kobe Steel Ltd	42,000	56,025
Koito Manufacturing Co Ltd	2,000	33,790
Komatsu Ltd	22,100	457,038
Konami Corp	900	20,841
Konami Corp ADR	721	16,633
Konica Minolta Inc	7,500	69,852

	Shares	Value
Kubota Corp	17,000	$227,107
Kubota Corp ADR	1,400	92,974
Kuraray Co Ltd	5,800	66,231
Kurita Water Industries Ltd	1,500	32,495
Kyocera Corp	6,600	297,118
Kyocera Corp ADR	1,346	60,907
Kyowa Hakko Kirin Co Ltd	4,000	42,580
Kyushu Electric Power Co Inc *	9,600	117,256
Lawson Inc	1,100	77,753
Lion Corp	7,000	41,370
LIXIL Group Corp	6,000	165,173
M3 Inc	1,400	22,956
Makita Corp	1,600	88,343
Makita Corp ADR	200	11,044
Marubeni Corp	36,000	241,330
Marui Group Co Ltd	4,800	41,434
Matsui Securities Co Ltd	3,100	31,412
Mazda Motor Corp	62,000	274,556
McDonald’s Holdings Co Japan Ltd	800	21,506
Medipal Holdings Corp	4,000	61,071
MEIJI Holdings Co Ltd	1,100	69,305
Minebea Co Ltd	3,000	26,623
Miraca Holdings Inc	1,600	69,971
MISUMI Group Inc	1,200	33,186
Mitsubishi Chemical Holdings Corp	30,000	124,573
Mitsubishi Corp	30,900	573,016
Mitsubishi Electric Corp	39,000	437,897
Mitsubishi Estate Co Ltd	27,000	642,545
Mitsubishi Gas Chemical Co Inc	5,000	28,145
Mitsubishi Heavy Industries Ltd	72,000	419,094
Mitsubishi Logistics Corp	3,000	41,684
Mitsubishi Materials Corp	16,000	45,726
Mitsubishi Motors Corp	17,400	181,794
Mitsubishi Tanabe Pharma Corp	3,100	43,285
Mitsubishi UFJ Financial Group Inc	190,200	1,043,374
Mitsubishi UFJ Financial Group Inc ADR	65,180	361,097
Mitsui & Co Ltd	26,700	376,807
Mitsui & Co Ltd ADR	300	84,621
Mitsui Chemicals Inc	11,000	26,935
Mitsui Fudosan Co Ltd	20,000	608,855
Mitsui Mining & Smelting Co Ltd	6,000	13,810
Mitsui OSK Lines Ltd	16,000	62,244
Mizuho Financial Group Inc	351,000	692,542
Mizuho Financial Group Inc ADR	65,832	262,011
MS&AD Insurance Group Holdings	9,100	208,086
Murata Manufacturing Co Ltd	3,900	367,023
Nabtesco Corp	1,100	25,406
Nagase & Co Ltd	2,000	24,647
Nagoya Railroad Co Ltd	8,000	24,000
Namco Bandai Holdings Inc	2,700	63,766
Nankai Electric Railway Co Ltd	6,000	23,289
NEC Corp	49,000	150,261
Nexon Co Ltd	3,300	27,758
NGK Insulators Ltd	4,000	83,181
NGK Spark Plug Co Ltd	4,000	89,710
NHK Spring Co Ltd	4,000	37,009
Nichirei Corp	9,000	37,971
Nidec Corp	2,600	157,865
Nidec Corp ADR	3,016	92,772
Nikon Corp	5,100	81,983
Nintendo Co Ltd	1,600	190,574
Nippo Corp	3,000	41,350
Nippon Electric Glass Co Ltd	10,000	51,388
Nippon Express Co Ltd	17,000	83,068
Nippon Kayaku Co Ltd	3,000	33,755
Nippon Meat Packers Inc	3,000	44,806
Nippon Paint Co Ltd	2,000	30,246
Nippon Paper Industries Co Ltd	2,200	41,638
Nippon Shokubai Co Ltd	5,000	58,962
Nippon Steel & Sumitomo Metal Corp	172,630	470,685

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Nippon Telegraph & Telephone Corp	6,000	$326,128
Nippon Telegraph & Telephone Corp ADR	4,100	111,684
Nippon Yusen KK	27,000	78,855
Nipro Corp	3,700	33,182
Nishi-Nippon Railroad Co Ltd	5,000	18,885
Nissan Chemical Industries Ltd	4,000	60,367
Nissan Motor Co Ltd	54,800	487,715
Nissan Shatai Co Ltd	3,000	50,135
Nisshin Seifun Group Inc	4,400	48,297
Nisshinbo Holdings Inc	4,000	34,112
Nissin Foods Holdings Co Ltd	1,000	45,050
Nitori Holdings Co Ltd	900	38,968
Nitto Denko Corp	2,900	139,660
NKSJ Holdings Inc	6,350	162,898
NOK Corp	2,000	32,626
Nomura Holdings Inc	60,900	389,991
Nomura Holdings Inc ADR	19,971	128,414
Nomura Real Estate Holdings Inc	2,000	38,098
Nomura Research Institute Ltd	1,400	44,130
NSK Ltd	9,000	92,427
NTN Corp *	12,000	40,734
NTT Data Corp	3,000	116,481
NTT DOCOMO Inc	25,500	401,614
NTT DOCOMO Inc ADR	9,700	152,969
NTT Urban Development Corp	4,100	38,523
Obayashi Corp	11,000	61,924
Obic Co Ltd	1,600	50,433
Odakyu Electric Railway Co Ltd	10,000	86,508
Oji Holdings Corp	14,000	62,582
Olympus Corp *	4,900	157,819
Omron Corp	4,000	164,632
Ono Pharmaceutical Co Ltd	800	69,634
Oracle Corp Japan	600	27,134
Oriental Land Co Ltd	1,000	151,933
Osaka Gas Co Ltd	33,000	124,847
Otsuka Corp	400	52,207
Otsuka Holdings Co Ltd	9,100	271,683
Panasonic Corp	34,100	389,022
Panasonic Corp ADR	13,000	148,720
Park24 Co Ltd	3,000	56,946
Pigeon Corp	700	31,569
Rakuten Inc	18,200	242,382
Rengo Co Ltd	6,000	32,143
Resona Holdings Inc	43,200	208,524
Ricoh Co Ltd	16,300	188,854
Rinnai Corp	500	43,853
Rohm Co Ltd	1,900	84,628
Rohto Pharmaceutical Co Ltd	4,000	70,521
Ryohin Keikaku Co Ltd	800	76,954
Sankyo Co Ltd	900	37,830
Sanrio Co Ltd	1,400	47,124
Santen Pharmaceutical Co Ltd	1,500	66,437
Sapporo Holdings Ltd	2,000	7,857
Sawai Pharmaceutical Co Ltd	400	24,498
SBI Holdings Inc	2,220	26,698
SCSK Corp	2,100	56,479
Secom Co Ltd	5,400	310,746
Sega Sammy Holdings Inc	3,100	69,291
Seiko Epson Corp	4,500	140,838
Seino Holdings Co Ltd	3,000	28,541
Sekisui Chemical Co Ltd	8,000	83,012
Sekisui House Ltd	10,000	123,902
Seven & I Holdings Co Ltd	15,100	575,931
Seven Bank Ltd	18,900	74,028
Sharp Corp *	21,000	63,769
Shikoku Electric Power Co Inc *	4,200	56,899
Shimadzu Corp	6,000	53,268
Shimamura Co Ltd	500	43,208
Shimano Inc	1,200	120,479
Shimizu Corp	8,000	41,373

	Shares	Value
Shin-Etsu Chemical Co Ltd	9,600	$547,902
Shinsei Bank Ltd	30,000	58,861
Shionogi & Co Ltd	5,400	99,897
Shiseido Co Ltd	5,500	96,631
Showa Denko KK	29,000	40,973
Showa Shell Sekiyu KK	2,700	24,097
SMC Corp	900	236,814
SoftBank Corp	19,900	1,500,846
Sojitz Corp	27,300	46,455
Sony Corp	11,500	219,227
Sony Corp ADR	8,700	166,344
Sony Financial Holdings Inc	3,700	60,509
Sotetsu Holdings Inc	8,000	29,261
Square Enix Holdings Co Ltd	1,700	34,927
Stanley Electric Co Ltd	2,400	53,146
Start Today Co Ltd	600	15,340
Sugi Holdings Co Ltd	1,100	49,005
Sumco Corp	4,900	37,976
Sumitomo Chemical Co Ltd	29,000	106,809
Sumitomo Corp	21,800	277,056
Sumitomo Electric Industries Ltd	13,100	194,624
Sumitomo Forestry Co Ltd	900	9,022
Sumitomo Heavy Industries Ltd	11,000	44,871
Sumitomo Metal Mining Co Ltd	8,000	100,268
Sumitomo Mitsui Financial Group Inc	23,600	1,005,985
Sumitomo Mitsui Financial Group Inc ADR	12,900	111,585
Sumitomo Mitsui Trust Holdings Inc	69,000	311,143
Sumitomo Realty & Development Co Ltd	7,000	273,554
Sumitomo Rubber Industries Ltd	2,000	25,546
Sundrug Co Ltd	1,000	45,617
Suruga Bank Ltd	4,000	70,305
Suzuken Co Ltd	900	34,782
Suzuki Motor Corp	7,000	182,354
Sysmex Corp	2,200	70,586
T&D Holdings Inc	13,200	156,665
Tadano Ltd	3,000	38,918
Taiheiyo Cement Corp	14,000	50,379
Taisei Corp	18,000	80,240
Taiyo Nippon Sanso Corp	5,000	39,242
Takara Holdings Inc	3,000	22,840
Takashimaya Co Ltd	5,000	46,833
Takeda Pharmaceutical Co Ltd	16,700	790,598
TDK Corp	1,800	75,030
Teijin Ltd	9,000	22,282
Terumo Corp	5,600	122,085
The 77 Bank Ltd	4,000	17,966
The Bank of Kyoto Ltd	6,000	49,471
The Bank of Yokohama Ltd	25,000	124,612
The Chiba Bank Ltd	16,000	98,483
The Chugoku Bank Ltd	4,000	53,286
The Chugoku Electric Power Co Inc	6,800	94,615
The Dai-ichi Life Insurance Co Ltd	16,500	239,319
The Gunma Bank Ltd	5,000	27,198
The Hachijuni Bank Ltd	6,000	34,042
The Hiroshima Bank Ltd	27,000	113,235
The Iyo Bank Ltd	5,000	47,721
The Japan Steel Works Ltd	8,000	35,827
The Joyo Bank Ltd	8,000	39,827
The Kansai Electric Power Co Inc *	13,400	137,359
The Keiyo Bank Ltd	2,000	8,519
The Nishi-Nippon City Bank Ltd	6,000	13,459
The Shiga Bank Ltd	2,000	10,841
The Shizuoka Bank Ltd	10,000	97,465
The Yokohama Rubber Co Ltd	6,000	56,292
THK Co Ltd	2,900	64,955
Tobu Railway Co Ltd	22,000	106,269
Toho Co Ltd	1,000	20,140
Toho Gas Co Ltd	5,000	27,204
Tohoku Electric Power Co Inc	8,600	88,461
Tokai Rika Co Ltd	1,400	23,476

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Tokai Tokyo Financial Holdings Inc	9,000	$75,307
Tokio Marine Holdings Inc	15,800	473,689
Tokyo Electric Power Co Inc *	26,300	106,348
Tokyo Electron Ltd	2,700	165,767
Tokyo Gas Co Ltd	64,000	324,502
Tokyo Tatemono Co Ltd	7,000	59,898
Tokyu Corp	23,000	141,349
Tokyu Fudosan Holdings Corp	10,000	74,430
TonenGeneral Sekiyu KK	4,000	35,260
Toppan Printing Co Ltd	11,000	78,660
Toray Industries Inc	25,000	165,006
Toshiba Corp	76,000	321,232
Tosoh Corp	10,000	38,499
TOTO Ltd	5,000	69,205
Toyo Seikan Group Holdings Ltd	3,100	50,253
Toyo Suisan Kaisha Ltd	1,000	33,335
Toyoda Gosei Co Ltd	2,000	38,308
Toyota Motor Corp	22,160	1,247,138
Toyota Motor Corp ADR	17,185	1,940,187
Toyota Tsusho Corp	3,400	86,168
Trend Micro Inc	1,800	55,645
TS Tech Co Ltd	300	9,076
Tsumura & Co	1,500	36,129
Tsuruha Holdings Inc	100	9,828
Ube Industries Ltd	14,000	25,714
Unicharm Corp	2,200	117,785
UNY Group Holdings Co Ltd	5,200	30,907
Ushio Inc	900	11,666
USS Co Ltd	2,700	37,843
Wacoal Holdings Corp	3,000	30,565
West Japan Railway Co	2,800	114,143
Yahoo Japan Corp	35,000	171,248
Yakult Honsha Co Ltd	1,700	85,213
Yamada Denki Co Ltd	14,100	46,931
Yamaguchi Financial Group Inc	2,000	17,980
Yamaha Corp	1,400	17,998
Yamaha Motor Co Ltd	4,800	76,336
Yamato Holdings Co Ltd	10,300	221,753
Yamato Kogyo Co Ltd	1,300	40,665
Yamazaki Baking Co Ltd	2,000	23,649
Yaskawa Electric Corp	6,000	82,759
Yokogawa Electric Corp	3,800	61,263
Zeon Corp	4,000	36,117

		53,971,666

Luxembourg - 0.4%

ArcelorMittal	8,057	130,526
ArcelorMittal ‘NY’ (NYSE)	14,055	226,988
L’Occitane International SA	7,500	18,523
Millicom International Cellular SA SDR	1,510	153,726
Samsonite International SA	22,500	69,619
SES SA FDR ‘A’	7,007	261,626
Subsea 7 SA	5,114	95,051
Tenaris SA	2,894	64,042
Tenaris SA ADR	2,949	130,493

		1,150,594

Mauritius - 0.1%

Golden Agri-Resources Ltd	342,000	156,603

Netherlands - 2.9%

Aegon NV	8,347	76,782
Aegon NV ‘NY’	31,934	293,793
Airbus Group NV	12,802	918,086
Akzo Nobel NV	4,902	401,643
ASML Holding NV	3,752	347,364
ASML Holding NV ‘NY’	3,036	283,441
CNH Industrial NV *	14,397	165,889
Delta Lloyd NV	2,935	81,458
Fugro NV CVA	1,119	68,891

	Shares	Value
Gemalto NV (AMS)	6	$700
Gemalto NV (NYSE)	1,696	197,527
Heineken NV	3,768	262,568
ING Groep NV ADR *	39,158	558,001
ING Groep NV CVA *	41,881	595,238
Koninklijke Ahold NV	20,222	406,492
Koninklijke Boskalis Westminster NV	1,244	68,588
Koninklijke DSM NV	2,789	191,553
Koninklijke KPN NV *	66,556	235,515
Koninklijke Philips NV	8,876	312,254
Koninklijke Philips NV ‘NY’	13,340	469,034
Koninklijke Vopak NV	1,429	79,849
QIAGEN NV (XETR) *	4,796	100,587
Randstad Holding NV	2,867	168,249
Reed Elsevier NV	13,222	286,121
Reed Elsevier NV ADR	1,235	53,525
SBM Offshore NV *	56	1,019
STMicroelectronics NV	11,462	106,147
STMicroelectronics NV ‘NY’	2,700	24,948
TNT Express NV	4,920	48,460
Unilever NV ‘NY’	17,674	726,755
Unilever NV CVA	15,780	648,832
Wolters Kluwer NV	6,203	175,202
Ziggo NV	2,246	99,821

		8,454,332

New Zealand - 0.1%

Auckland International Airport Ltd	37,675	124,578
Contact Energy Ltd	4,031	18,617
Fletcher Building Ltd (NZX)	17,524	145,028
Telecom Corp of New Zealand Ltd	28,553	60,469
Xero Ltd *	1,820	62,367

		411,059

Norway - 0.8%

Aker Solutions ASA	2,264	35,256
DNB ASA	20,890	363,538
DNO International ASA *	11,238	42,877
Fred Olsen Energy ASA	553	18,447
Gjensidige Forsikring ASA	3,349	68,119
Marine Harvest ASA	6,125	69,408
Norsk Hydro ASA	24,992	124,817
Orkla ASA	14,967	127,595
Petroleum Geo-Services ASA	4,001	48,704
Schibsted ASA	1,909	118,455
SpareBank 1 SR Bank ASA	1,034	10,492
Statoil ASA	18,590	525,073
Statoil ASA ADR	3,728	105,204
Storebrand ASA *	17,962	103,630
Telenor ASA	15,435	342,033
TGS Nopec Geophysical Co ASA	1,334	43,727
Yara International ASA	3,056	134,997

		2,282,372

Papua New Guinea - 0.1%

Oil Search Ltd	21,704	170,346

Portugal - 0.2%

Banco Comercial Portugues SA *	286,049	89,647
Banco Espirito Santo SA *	29,373	55,161
EDP - Energias de Portugal SA	48,476	225,418
Galp Energia SGPS SA	3,121	53,960
Jeronimo Martins SGPS SA	4,083	68,582
Portugal Telecom SGPS SA	7,542	32,121

		524,889

Singapore - 1.3%

CapitaLand Ltd	53,000	121,993
City Developments Ltd	11,000	88,508
ComfortDelGro Corp Ltd	36,831	58,184
DBS Group Holdings Ltd	39,682	510,884

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Ezion Holdings Ltd	29,000	$49,928
First Resources Ltd	27,000	50,273
Global Logistic Properties Ltd	76,000	160,022
Hutchison Port Holdings Trust	62,000	40,357
Jardine Cycle & Carriage Ltd	2,000	72,304
Keppel Corp Ltd	30,800	266,501
Keppel Land Ltd	7,000	18,748
M1 Ltd	17,000	46,937
Olam International Ltd	18,000	31,830
Oversea-Chinese Banking Corp Ltd	52,832	401,016
SATS Ltd	8,000	19,375
Sembcorp Industries Ltd	15,000	65,551
Sembcorp Marine Ltd	12,000	38,619
Singapore Airlines Ltd	10,000	83,389
Singapore Exchange Ltd	20,000	110,300
Singapore Post Ltd	34,000	36,790
Singapore Press Holdings Ltd	28,000	93,462
Singapore Technologies Engineering Ltd	37,000	112,529
Singapore Telecommunications Ltd	163,000	473,955
SMRT Corp Ltd	24,000	19,460
StarHub Ltd	8,000	26,742
United Industrial Corp Ltd	9,000	22,544
United Overseas Bank Ltd	27,090	467,281
UOL Group Ltd	14,000	69,635
Venture Corp Ltd	2,000	11,871
Wilmar International Ltd	49,000	134,918

		3,703,906

Spain - 3.1%

Abertis Infraestructuras SA	7,585	173,373
ACS Actividades de Construccion y Servicios SA	2,965	116,633
Amadeus IT Holding SA ‘A’	6,763	281,219
Banco Bilbao Vizcaya Argentaria SA	94,888	1,141,671
Banco Bilbao Vizcaya Argentaria SA ADR	7,436	89,306
Banco de Sabadell SA	65,600	202,892
Banco Popular Espanol SA	28,435	215,192
Banco Santander SA	189,758	1,812,043
Banco Santander SA ADR	21,352	204,552
Bankia SA *	80,672	170,584
Bankinter SA	11,364	91,564
CaixaBank SA	42,626	274,586
Distribuidora Internacional de Alimentacion SA	11,300	103,423
EDP Renovaveis SA	3,839	25,588
Enagas SA	3,567	108,562
Ferrovial SA	7,257	157,599
Gas Natural SDG SA	8,452	237,972
Grifols SA	2,817	154,656
Iberdrola SA	91,027	637,224
Inditex SA	4,343	652,773
International Consolidated Airlines Group SA *	16,131	112,327
Mapfre SA	13,005	54,910
Prosegur Cia de Seguridad SA	6,890	44,387
Red Electrica Corp SA	2,085	169,637
Repsol SA	11,084	283,233
Repsol SA ADR	5,356	137,055
Telefonica SA	50,428	798,491
Telefonica SA ADR	28,381	448,136
Zardoya Otis SA	4,355	74,304

		8,973,892

Sweden - 2.9%

Alfa Laval AB	6,555	177,939
Assa Abloy AB ‘B’	6,578	351,333
Atlas Copco AB ‘A’	12,932	374,252
Atlas Copco AB ‘B’	7,110	194,963
Boliden AB	5,003	76,027
Electrolux AB ‘B’	4,287	93,561

	Shares	Value
Elekta AB ‘B’	7,108	$94,713
Getinge AB ‘B’	4,661	131,370
Hennes & Mauritz AB ‘B’	18,889	804,996
Hexagon AB ‘B’	4,401	149,843
Husqvarna AB ‘B’	5,332	37,247
ICA Gruppen AB *	936	34,003
Lundin Petroleum AB *	3,187	65,505
Meda AB ‘A’	4,084	62,848
Modern Times Group AB ‘B’	574	26,849
NCC AB ‘B’	1,645	59,647
Nordea Bank AB	64,634	917,950
Ratos AB ‘B’	1,948	18,075
Sandvik AB	18,904	267,842
Scania AB ‘B’	5,185	152,510
Securitas AB ‘B’	9,258	107,467
Skandinaviska Enskilda Banken AB ‘A’	32,389	444,327
Skanska AB ‘B’	8,407	198,270
SKF AB ‘B’	7,281	186,635
Svenska Cellulosa AB SCA ‘A’	303	8,923
Svenska Cellulosa AB SCA ‘B’	10,669	314,127
Svenska Handelsbanken AB ‘A’	10,185	511,881
Swedbank AB ‘A’	17,899	480,016
Swedish Match AB	3,770	123,170
Tele2 AB ‘B’	5,478	67,925
Telefonaktiebolaget LM Ericsson ‘A’	4,940	62,476
Telefonaktiebolaget LM Ericsson ‘B’	43,168	575,133
Telefonaktiebolaget LM Ericsson ADR	19,502	259,962
TeliaSonera AB	54,100	408,343
Trelleborg AB ‘B’	7,998	161,714
Volvo AB ‘A’	6,806	109,577
Volvo AB ‘B’	26,873	426,438

		8,537,857

Switzerland - 7.6%

ABB Ltd	15,000	388,378
ABB Ltd ADR	29,541	761,862
Actelion Ltd	2,331	221,026
Adecco SA	2,473	206,262
Aryzta AG	1,452	128,375
Baloise Holding AG	808	101,601
Banque Cantonale Vaudoise	27	15,742
Barry Callebaut AG	39	52,604
Cie Financiere Richemont SA ‘A’	10,538	1,009,035
Clariant AG	4,952	96,344
Coca-Cola HBC AG	544	13,555
Coca-Cola HBC AG ADR	2,685	66,776
Credit Suisse Group AG	20,817	674,093
Credit Suisse Group AG ADR	6,941	224,750
DKSH Holding AG	427	33,987
Dufry AG *	502	86,403
EMS-Chemie Holding AG	226	85,647
Galenica AG	75	72,641
Geberit AG	815	267,222
Givaudan SA	155	240,003
Holcim Ltd	4,804	398,925
Julius Baer Group Ltd	3,858	171,486
Kuehne + Nagel International AG	1,066	149,339
Lindt & Spruengli AG - Registered	2	117,751
Lonza Group AG	1,833	187,510
Nestle SA	48,866	3,681,997
Novartis AG	20,571	1,747,206
Novartis AG ADR	15,494	1,317,300
OC Oerlikon Corp AG	7,159	120,816
Partners Group Holding AG	252	70,869
PSP Swiss Property AG	103	9,688
Roche Holding AG (XSWX)	541	161,559
Roche Holding AG (XVTX)	14,051	4,223,541
Schindler Holding AG	240	35,263
SGS SA	114	281,610
Sika AG	39	159,645

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Sonova Holding AG	867	$126,842
Sulzer AG	437	60,136
Swiss Life Holding AG	559	137,388
Swiss Re AG	7,034	652,667
Swisscom AG	425	260,980
Syngenta AG	825	312,926
Syngenta AG ADR	4,185	317,139
The Swatch Group AG	665	417,952
The Swatch Group AG (Registered)	879	102,029
UBS AG (NYSE)	31,098	644,351
UBS AG (XVTX)	39,086	806,969
Zurich Insurance Group AG	3,077	945,566

		22,365,756

United Kingdom - 19.2%

Aberdeen Asset Management PLC	17,670	115,201
Admiral Group PLC	2,694	64,199
Aggreko PLC	5,577	139,825
AMEC PLC	6,848	128,215
Anglo American PLC	25,735	656,348
Antofagasta PLC	9,817	136,966
ARM Holdings PLC	1,325	22,343
ARM Holdings PLC ADR	10,065	513,013
Ashmore Group PLC	1,763	9,786
Ashtead Group PLC	13,049	207,501
Associated British Foods PLC	8,801	408,123
AstraZeneca PLC ADR	27,293	1,770,770
Aviva PLC	48,337	384,986
Aviva PLC ADR	5,610	89,872
Babcock International Group PLC	9,632	216,527
BAE Systems PLC	58,389	405,633
Barclays PLC	41,798	163,038
Barclays PLC ADR	61,636	967,685
Barratt Developments PLC	20,909	143,952
Berkeley Group Holdings PLC	3,640	159,081
BG Group PLC	64,596	1,204,736
BHP Billiton PLC	5,427	167,519
BHP Billiton PLC ADR	20,661	1,276,023
BP PLC ADR	65,756	3,162,864
British American Tobacco PLC	16,938	943,007
British American Tobacco PLC ADR	10,634	1,184,947
British Sky Broadcasting Group PLC	12,363	188,426
British Sky Broadcasting Group PLC ADR	1,754	107,520
BT Group PLC	130,392	829,872
BT Group PLC ADR	5,292	337,894
Bunzl PLC	5,564	148,313
Burberry Group PLC	8,148	189,906
Capita PLC	11,779	215,593
Carnival PLC	1,157	44,149
Carnival PLC ADR	3,509	134,605
Centrica PLC	86,670	477,280
Cobham PLC	13,049	65,148
Compass Group PLC	36,746	561,628
Croda International PLC	2,177	92,700
Daily Mail & General Trust PLC ‘A’	9,002	130,395
Diageo PLC ADR	12,049	1,501,185
easyJet PLC	3,554	101,729
Experian PLC	17,064	307,792
Fresnillo PLC	3,109	43,772
G4S PLC	22,115	89,195
Genting Singapore PLC	129,000	137,193
GKN PLC	33,457	217,801
GlaxoSmithKline PLC	1,836	48,910
GlaxoSmithKline PLC ADR	51,412	2,746,943
Glencore Xstrata PLC	205,968	1,062,410
Hargreaves Lansdown PLC	5,034	122,443
HSBC Holdings PLC (LI)	6,138	62,148
HSBC Holdings PLC ADR	62,135	3,158,322
IMI PLC	5,074	123,459
Imperial Tobacco Group PLC	20,598	832,987

	Shares	Value
Informa PLC	9,345	$82,626
Inmarsat PLC	5,485	66,483
InterContinental Hotels Group PLC	2,892	93,082
InterContinental Hotels Group PLC ADR	2,810	91,044
Intertek Group PLC	3,038	155,910
Investec PLC	13,065	105,756
ITV PLC	80,115	256,232
J Sainsbury PLC	23,843	125,783
John Wood Group PLC	6,020	77,045
Johnson Matthey PLC	4,280	233,584
Kazakhmys PLC	736	3,250
Kingfisher PLC	51,767	364,431
Legal & General Group PLC	130,984	447,631
Lloyds Banking Group PLC *	618,193	775,921
Lloyds Banking Group PLC ADR *	107,074	545,007
London Stock Exchange Group PLC	2,780	91,406
Marks & Spencer Group PLC	32,999	248,607
Meggitt PLC	14,818	118,788
Melrose Industries PLC	19,291	95,599
Mondi PLC	5,873	102,869
National Grid PLC	32,873	451,484
National Grid PLC ADR	9,051	622,166
Next PLC	3,350	369,329
Ocado Group PLC *	7,617	58,576
Old Mutual PLC	110,738	371,828
Pearson PLC	4,231	75,028
Pearson PLC ADR	9,809	174,698
Pennon Group PLC	6,143	76,134
Persimmon PLC *	8,557	192,080
Petrofac Ltd	5,992	144,077
Prudential PLC	15,432	326,914
Prudential PLC ADR	20,593	876,026
Randgold Resources Ltd	1,832	137,399
Reckitt Benckiser Group PLC	14,138	1,152,216
Reed Elsevier PLC	4,850	74,169
Reed Elsevier PLC ADR	4,348	267,141
Resolution Ltd	22,766	113,515
Rexam PLC	12,246	99,518
Rio Tinto PLC	309	17,233
Rio Tinto PLC ADR	27,772	1,550,511
Rolls-Royce Holdings PLC *	36,091	647,412
Royal Bank of Scotland Group PLC *	16,107	83,671
Royal Bank of Scotland Group PLC ADR *	14,971	155,399
Royal Dutch Shell PLC ‘A’ (LI)	1,855	67,806
Royal Dutch Shell PLC ‘A’ ADR	36,979	2,701,686
Royal Dutch Shell PLC ‘B’	21,504	838,943
Royal Dutch Shell PLC ‘B’ ADR	19,660	1,535,643
RSA Insurance Group PLC	56,542	84,406
SABMiller PLC	16,931	845,675
Schroders PLC	3,090	134,034
Schroders PLC (Non-Voting)	1,511	50,856
Serco Group PLC	5,706	40,044
Severn Trent PLC	3,779	114,833
Shire PLC	3,013	148,261
Shire PLC ADR	2,941	436,827
Smith & Nephew PLC ADR	3,359	256,896
Smiths Group PLC	7,051	149,695
Sports Direct International PLC *	2,983	42,403
SSE PLC	16,589	406,765
St James’s Place PLC	9,932	136,784
Standard Chartered PLC	40,331	843,491
Standard Life PLC	49,477	311,793
Tate & Lyle PLC	8,884	98,990
Taylor Wimpey PLC	49,327	96,914
Tesco PLC	143,407	706,776
The Sage Group PLC	22,105	154,044
The Weir Group PLC	3,809	161,291
Travis Perkins PLC	5,133	161,812
TUI Travel PLC	6,714	49,066
Tullow Oil PLC	11,720	146,414

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Value
Unilever PLC	2,665	$113,822
Unilever PLC ADR	24,842	1,062,741
United Utilities Group PLC	11,859	155,969
Vedanta Resources PLC	1,430	21,566
Vodafone Group PLC	209,508	771,315
Vodafone Group PLC ADR	33,819	1,244,877
Whitbread PLC	3,735	259,102
William Hill PLC	12,407	70,586
WM Morrison Supermarkets PLC	34,221	121,634
Wolseley PLC	6,046	344,758
WPP PLC	8,402	173,820
WPP PLC ADR	3,170	326,764

		56,228,558

Total Common Stocks (Cost $243,338,940)		289,841,221

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 04/01/14 (Dated 03/31/14, repurchase price of $1,814,784; collateralized by Fannie Mae: 1.420% due 02/05/20 and value $1,854,806)	$1,814,784	1,814,784

Total Short-Term Investment (Cost $1,814,784)		1,814,784

TOTAL INVESTMENTS - 99.6% (Cost $245,197,889)		291,732,418

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,094,472

NET ASSETS - 100.0%		$292,826,890

Notes to Schedule of Investments

(a)	As of March 31, 2014, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.5%
Industrials	12.8%
Consumer Discretionary	11.5%
Consumer Staples	9.9%
Health Care	9.8%
Energy	8.7%
Materials	8.7%
Telecommunication Services	4.9%
Information Technology	4.6%
Utilities	3.6%
Others (each less than 3.0%)	0.6%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of March 31, 2014:

		Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	France	$16	$-	$16	$-
	Hong Kong	4,951	-	4,951	-
	Spain	22,223	22,223	-	-
	United Kingdom	11,842	11,842	-	-

		39,032	34,065	4,967	-
	Preferred Stocks (1)	37,381	-	37,381	-
	Common Stocks
	Australia	18,971,638	2,300,379	16,671,259	-
	Austria	902,471	-	902,471	-
	Belgium	3,437,914	1,129,126	2,308,788	-
	Bermuda	1,217,574	218,801	998,773	-
	Canada	25,783,091	25,783,091	-	-
	Cayman	1,017,360	253,436	763,924	-
	Cyprus	19,077	-	19,077	-
	Denmark	4,353,330	968,465	3,384,865	-
	Finland	2,918,105	143,864	2,774,241	-
	France	24,875,589	919,851	23,955,738	-
	Germany	23,549,124	1,261,378	22,287,746	-
	Hong Kong	6,856,918	75,537	6,694,226	87,155
	Ireland	1,269,476	348,259	921,217	-
	Israel	1,510,770	939,081	571,689	-
	Italy	6,226,954	474,368	5,752,586	-
	Japan	53,971,666	4,684,770	49,286,896	-
	Luxembourg	1,150,594	427,100	723,494	-
	Mauritius	156,603	-	156,603	-
	Netherlands	8,454,332	2,607,024	5,847,308	-
	New Zealand	411,059	-	411,059	-
	Norway	2,282,372	105,204	2,177,168	-
	Papua New Guinea	170,346	-	170,346	-
	Portugal	524,889	-	524,889	-
	Singapore	3,703,906	-	3,302,890	401,016
	Spain	8,973,892	879,049	8,094,843	-
	Sweden	8,537,857	259,962	8,277,895	-
	Switzerland	22,365,756	3,332,178	19,033,578	-
	United Kingdom	56,228,558	28,799,069	27,429,489	-

		289,841,221	75,909,992	213,443,058	488,171
	Short-Term Investment	1,814,784	-	1,814,784	-

	Total	$291,732,418	$75,944,057	$215,300,190	$488,171

(1) For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 280

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2014 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2014. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of March 31, 2014.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
#	Securities purchased on a when-issued basis.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of March 31, 2014.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap contracts as of March 31, 2014.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedule of Investments).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CBA	Commonwealth Bank of Australia
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:

AED	United Arab Emirates Dirham
ARS	Argetine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
GTQ	Guatemalan Quetzal
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JOD	Jordanian Dollar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstan Tenge
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
iTraxx Europe	International Index - Europe

Other Abbreviations:
ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
GDR	Global Depositary Receipt
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
WIBOR	Warsaw Interbank Offered Rate

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedule of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2014 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Pacific Select Fund (“the Trust”) is comprised of fifty-eight portfolios. The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values each portfolio’s investments, which includes using third party pricing services and/or approved alternate valuation methodologies, does so in accordance with the Valuation Policy. Notes 1B and 1C below describe in greater detail the methodologies used to value each portfolio’s investments.

B. NET ASSET VALUE

Each portfolio of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those portfolios.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market instruments and short-term investments in other portfolios maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that would be received if the portfolio sold the investment. Portfolio investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the last reported sale price or official closing price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using reference instruments and industry pricing models pursuant

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Pacific Dynamix Portfolios

The investments of the Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) consist of Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”) consist of Class P shares of the Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Tactical Strategy, Value Advantage, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Tactical International, Currency Strategies, Global Absolute Return, and Precious Metals Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Trust based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not the Trust. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the Board has delegated authority to a valuation committee to adopt and use alternate valuation formulas and methodologies as it deems necessary and appropriate (“Alternate Valuation Methodologies”) to value such investments. Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each portfolio’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices,

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each portfolio’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of March 31, 2014 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration data received from active market makers and inter-dealer brokers, and yield curves. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a portfolio are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each portfolio as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each portfolio’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each portfolio’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Trust’s Adviser or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 4).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 4).

Feeder Portfolios

The American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios are exposed to the same risks as the corresponding Master Funds in which they invest. For more information regarding the risks associated with each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the factors discussed in General Investment Risks above.

Debt Investments

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on debt investments. There is a risk that an issuer of a portfolio’s debt investments may not be able to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Certain monetary policies enacted by the Federal Reserve (“Fed”) can have a significant impact on the financial markets and the Trust. The Fed’s tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by

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their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2014, no participation interest in Senior Loans was held by any of the portfolios.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the

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NAV of each portfolio’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed- delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed- delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell, the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolios at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that a portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a portfolio must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a portfolio is more than the value of the collateral received that it is obligated to return to the counterparty

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under the repurchase agreement. Since in such a transaction, a portfolio normally will have used the collateral received to settle the short sale, a portfolio will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a portfolio under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions (see Note 3).

Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the portfolio’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise.

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Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between each portfolio, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

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B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

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Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2014 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

A portfolio may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

4. TRANSACTIONS WITH AFFILIATES

A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended March 31, 2014 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain	Change in Unrealized Appreciation	As of March 31, 2014
						Ending Value	Share Balance

American Funds Asset Allocation
American Funds Insurance Series®
Asset Allocation Fund – Class 1	$1,555,907,783	$168,123,325	$903,939	$374,632	$14,837,889	$1,738,339,690	76,646,371

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation	As of March 31, 2014
						Ending Value	Share Balance

Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index ‘P’	$182,856,819	$11,958,900	$1,247,882	$37,960	$3,482,334	$197,088,131	17,756,159
PD High Yield Bond Market ‘P’	20,437,329	1,024,966	138,654	6,465	611,921	21,942,027	1,700,404
PD Large-Cap Growth Index ‘P’	38,703,628	1,127,535	254,198	77,853	343,011	39,997,829	1,871,510
PD Large-Cap Value Index ‘P’	46,099,747	1,297,703	300,416	86,560	1,285,214	48,468,808	2,342,475
PD Small-Cap Growth Index ‘P’	6,906,219	-	46,218	17,259	15,807	6,893,067	328,333
PD Small-Cap Value Index ‘P’	10,128,484	873,181	69,327	20,343	172,715	11,125,396	581,954
PD Emerging Markets ‘P’	6,699,721	881,049	46,218	(8,213)	17,999	7,544,338	512,462
PD International Large-Cap ‘P’	31,014,619	2,163,801	207,980	42,049	186,937	33,199,426	2,023,865
Total	$342,846,566	$19,327,135	$2,310,893	$280,276	$6,115,938	$366,259,022

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index ‘P’	$396,951,585	$32,437,850	$-	$-	$7,762,472	$437,151,907	39,384,101
PD High Yield Bond Market ‘P’	56,630,112	2,860,794	-	-	1,741,589	61,232,495	4,745,232
PD Large-Cap Growth Index ‘P’	173,747,265	10,566,314	-	-	1,956,532	186,270,111	8,715,632
PD Large-Cap Value Index ‘P’	224,090,888	14,605,617	-	-	6,833,249	245,529,754	11,866,337
PD Small-Cap Growth Index ‘P’	35,475,757	-	-	-	168,148	35,643,905	1,697,803
PD Small-Cap Value Index ‘P’	58,309,135	4,836,266	-	-	1,060,002	64,205,403	3,358,496
PD Emerging Markets ‘P’	44,761,724	7,868,378	-	-	126,824	52,756,926	3,583,601
PD International Large-Cap ‘P’	161,757,502	12,095,032	-	-	1,241,169	175,093,703	10,673,862
Total	$1,151,723,968	$85,270,251	$-	$-	$20,889,985	$1,257,884,204

Pacific Dynamix – Growth
PD Aggregate Bond Index ‘P’	$73,586,571	$4,856,450	$223,508	$3,944	$1,426,608	$79,650,065	7,175,872
PD High Yield Bond Market ‘P’	8,043,938	515,023	24,834	570	248,497	8,783,194	680,656
PD Large-Cap Growth Index ‘P’	80,121,442	3,007,026	235,926	94,746	779,265	83,766,553	3,919,461
PD Large-Cap Value Index ‘P’	94,627,124	3,214,699	273,177	94,843	2,689,711	100,353,200	4,850,023
PD Small-Cap Growth Index ‘P’	25,231,650	861,799	74,503	30,963	70,577	26,120,486	1,244,180
PD Small-Cap Value Index ‘P’	33,649,562	2,399,940	99,337	31,752	553,092	36,535,009	1,911,096
PD Emerging Markets ‘P’	24,164,429	4,141,662	74,503	(3,573)	68,665	28,296,680	1,922,099
PD International Large-Cap ‘P’	79,318,198	4,862,574	235,926	38,428	551,846	84,535,120	5,153,333
Total	$418,742,914	$23,859,173	$1,241,714	$291,673	$6,388,261	$448,040,307

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2014
						Ending Value	Share Balance

Portfolio Optimization Conservative
Diversified Bond ‘P’	$352,192,804	$-	$32,102,679	$2,381,204	$7,666,620	$330,137,949	29,645,130
Floating Rate Income ‘P’	51,492,683	-	3,139,440	88,657	464,839	48,906,739	4,723,464
Floating Rate Loan ‘P’	122,798,220	-	6,778,978	470,420	500,393	116,990,055	14,460,775
High Yield Bond ‘P’	141,881,426	-	15,731,413	2,086,753	1,903,186	130,139,952	17,258,341
Inflation Managed ‘P’	170,911,270	-	14,640,403	(1,726,605)	5,494,291	160,038,553	14,391,866
Inflation Protected ‘P’	171,214,119	-	12,768,900	(55,617)	3,156,391	161,545,993	15,973,795
Managed Bond ‘P’	424,943,076	231,890	30,387,192	1,209,689	4,477,080	400,474,543	32,057,467
Short Duration Bond ‘P’	411,940,425	-	21,428,073	580,804	1,255,677	392,348,833	40,122,292
Emerging Markets Debt ‘P’	201,308,382	-	12,827,757	143,996	2,564,245	191,188,866	18,561,889
Comstock ‘P’	74,395,157	627,322	9,223,652	2,534,756	(1,473,064)	66,860,519	5,203,759
Dividend Growth ‘P’	10,042,004	1,878,508	-	-	253,794	12,174,306	836,833
Equity Index ‘P’	50,114,795	140,513	4,662,929	1,230,302	(472,150)	46,350,531	1,100,852
Growth ‘P’	21,054,737	3,171,398	-	-	89,170	24,315,305	1,270,021
Large-Cap Growth ‘P’	44,978,822	315,336	6,623,877	2,018,369	(2,879,310)	37,809,340	4,671,001
Large-Cap Value ‘P’	104,446,339	1,041,134	13,438,855	4,371,934	(3,003,297)	93,417,255	5,311,662
Main Street Core ‘P’	10,221,385	1,775,063	-	-	208,328	12,204,776	424,429
Mid-Cap Equity ‘P’	29,889,369	75,283	3,912,193	1,100,565	(332,385)	26,820,639	1,574,280
Mid-Cap Value ‘P’	28,954,693	-	3,472,436	1,137,016	(143,269)	26,476,004	1,333,706
Value Advantage ‘P’	29,625,322	126,875	3,358,092	428,394	546,377	27,368,876	2,253,510
International Large-Cap ‘P’	67,249,514	1,376,968	-	-	(698,982)	67,927,500	8,103,319
International Value ‘P’	39,269,049	1,379,996	-	-	(815,309)	39,833,736	3,111,444
Currency Strategies ‘P’	86,650,312	353,601	5,600,961	164,158	(2,758,196)	78,808,914	7,920,634
Global Absolute Return ‘P’	172,015,245	98,442	6,702,052	(90,987)	499,637	165,820,285	16,723,833
Precious Metals ‘P’	21,542,373	2,457,682	3,243,078	(2,722,220)	5,302,451	23,337,208	4,778,998
Total	$2,839,131,521	$15,050,011	$210,042,960	$15,351,588	$21,806,517	$2,681,296,677

Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$420,876,766	$207,028	$-	$-	$12,373,574	$433,457,368	38,922,820
Floating Rate Income ‘P’	73,775,787	-	2,585,287	75,683	728,873	71,995,056	6,953,357
Floating Rate Loan ‘P’	170,896,848	-	6,004,625	420,489	946,470	166,259,182	20,550,778
High Yield Bond ‘P’	195,859,414	-	9,879,992	1,327,178	4,327,448	191,634,048	25,413,300
Inflation Managed ‘P’	188,940,723	136,273	-	-	4,165,826	193,242,822	17,377,842
Inflation Protected ‘P’	201,615,664	10,861	4,166,406	(9,116)	3,697,256	201,148,259	19,889,698
Managed Bond ‘P’	502,701,811	19,495	9,749,904	405,655	6,305,623	499,682,680	39,998,950
Short Duration Bond ‘P’	443,571,193	-	11,517,066	315,910	1,677,889	434,047,926	44,386,516
Emerging Markets Debt ‘P’	173,978,065	513,778	-	-	2,552,716	177,044,559	17,188,665
American Funds Growth-Income ‘P’	56,286,965	-	-	-	754,198	57,041,163	4,050,232
Comstock ‘P’	160,135,965	-	13,119,689	3,923,553	(1,435,753)	149,504,076	11,635,912
Dividend Growth ‘P’	93,125,279	-	6,374,728	1,876,907	(647,634)	87,979,824	6,047,523
Growth ‘P’	70,479,053	-	7,175,842	1,328,432	(1,428,720)	63,202,923	3,301,174
Large-Cap Growth ‘P’	113,871,892	-	13,662,336	3,593,652	(5,860,307)	97,942,901	12,099,956
Large-Cap Value ‘P’	220,504,825	-	17,314,735	5,236,087	(1,918,890)	206,507,287	11,741,909
Main Street Core ‘P’	119,848,018	-	10,273,210	2,508,759	(1,360,671)	110,722,896	3,850,465
Mid-Cap Equity ‘P’	28,208,600	169,848	-	-	881,237	29,259,685	1,717,444
Mid-Cap Growth ‘P’	9,668,633	-	678,409	184,554	(62,466)	9,112,312	870,291
Mid-Cap Value ‘P’	97,237,838	-	7,152,033	1,683,501	1,667,935	93,437,241	4,706,821
Small-Cap Equity ‘P’	68,772,478	-	4,447,678	1,293,344	(255,863)	65,362,281	3,150,087
Small-Cap Growth	1,471,274	75,091	-	-	866	1,547,231	101,879
Small-Cap Index ‘P’	27,331,350	-	4,275,015	1,330,972	(1,109,905)	23,277,402	1,337,365
Small-Cap Value ‘P’	1,475,150	75,060	-	-	8,882	1,559,092	85,504
Tactical Strategy ‘P’	147,520,622	-	10,455,317	153,392	1,986,394	139,205,091	13,385,369
Value Advantage ‘P’	73,698,898	-	5,646,449	763,674	1,842,140	70,658,263	5,817,890
Emerging Markets ‘P’	55,539,133	346,616	-	-	(977,638)	54,908,111	3,426,440
International Large-Cap ‘P’	69,471,443	-	4,644,241	831,554	(1,707,075)	63,951,681	7,629,029
International Small-Cap ‘P’	109,799,080	-	6,560,968	1,490,626	1,606,576	106,335,314	9,316,132
International Value ‘P’	55,081,974	-	3,879,589	864,898	(2,133,830)	49,933,453	3,900,341
Tactical International ‘P’	94,077,640	-	2,685,922	36,965	(891,694)	90,536,989	8,792,170
Currency Strategies ‘P’	133,395,498	18,955	1,143,758	23,952	(4,280,989)	128,013,658	12,865,922
Global Absolute Return ‘P’	272,370,463	-	2,818,691	(55,601)	724,426	270,220,597	27,253,145
Precious Metals ‘P’	55,072,421	351,915	-	-	5,928,523	61,352,859	12,563,850
Total	$4,506,660,763	$1,924,920	$166,211,890	$29,605,020	$28,105,417	$4,400,084,230

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2014
						Ending Value	Share Balance

Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,198,523,214	$-	$12,941,332	$988,083	$34,144,511	$1,220,714,476	109,615,509
Floating Rate Income ‘P’	142,603,329	-	612,584	18,336	1,552,649	143,561,730	13,865,341
Floating Rate Loan ‘P’	296,571,233	40,298	-	-	2,400,994	299,012,525	36,960,003
High Yield Bond ‘P’	510,164,141	-	15,813,181	2,114,827	12,723,853	509,189,640	67,525,523
Inflation Managed ‘P’	351,795,133	616,328	-	-	7,755,729	360,167,190	32,388,932
Inflation Protected ‘P’	426,166,732	364,481	-	-	7,800,716	434,331,929	42,947,083
Managed Bond ‘P’	1,339,588,655	-	11,729,180	472,429	17,349,495	1,345,681,399	107,720,049
Short Duration Bond ‘P’	858,152,738	-	9,607,305	261,555	3,603,132	852,410,120	87,168,981
Emerging Markets Debt ‘P’	434,352,792	660,490	-	-	6,372,596	441,385,878	42,852,682
American Funds Growth-Income ‘P’	248,067,005	-	-	-	3,323,889	251,390,894	17,850,118
Comstock ‘P’	671,577,197	-	52,310,218	15,771,904	(5,063,215)	629,975,668	49,031,048
Dividend Growth ‘P’	203,731,124	225,082	-	-	3,039,677	206,995,883	14,228,403
Growth ‘P’	203,382,241	113,900	-	-	(338,473)	203,157,668	10,611,200
Large-Cap Growth ‘P’	459,083,649	-	40,874,328	10,842,618	(20,161,212)	408,890,727	50,514,737
Large-Cap Value ‘P’	825,459,529	-	31,528,477	9,624,178	4,209,850	807,765,080	45,929,151
Long/Short Large-Cap ‘P’	593,899,240	-	31,099,886	8,109,603	3,163,051	574,072,008	44,340,088
Main Street Core ‘P’	342,997,052	32,409	-	-	3,865,620	346,895,081	12,063,514
Mid-Cap Equity ‘P’	300,851,137	-	24,128,347	2,659,304	6,166,818	285,548,912	16,760,745
Mid-Cap Growth ‘P’	232,646,897	-	10,331,863	(257,068)	3,273,720	225,331,686	21,520,784
Mid-Cap Value ‘P’	530,756,140	-	21,442,770	5,084,746	13,841,237	528,239,353	26,609,604
Small-Cap Equity ‘P’	151,541,741	557,345	-	-	2,669,099	154,768,185	7,458,939
Small-Cap Growth ‘P’	150,493,357	-	15,141,586	2,958,093	(2,581,175)	135,728,689	8,937,152
Small-Cap Index ‘P’	161,274,592	-	29,997,366	9,431,267	(8,068,206)	132,640,287	7,620,630
Small-Cap Value ‘P’	130,849,961	-	18,412,595	3,721,129	(3,387,864)	112,770,631	6,184,596
Tactical Strategy ‘P’	856,966,432	-	21,399,668	386,218	13,091,693	849,044,675	81,640,520
Value Advantage ‘P’	325,975,924	-	3,413,979	485,431	11,919,368	334,966,744	27,580,634
Real Estate ‘P’	316,943,108	-	5,221,720	260,061	30,266,658	342,248,107	18,200,732
Emerging Markets ‘P’	505,060,758	522,676	-	-	(8,880,221)	496,703,213	30,995,853
International Large-Cap ‘P’	415,221,867	-	16,105,966	2,906,570	(7,919,246)	394,103,225	47,014,011
International Small-Cap ‘P’	517,254,713	31,580	1,545,410	369,157	14,922,330	531,032,370	46,524,219
International Value ‘P’	346,414,308	-	25,686,860	3,516,180	(11,451,460)	312,792,168	24,432,441
Tactical International ‘P’	328,629,053	-	2,849,485	42,957	(2,923,074)	322,899,451	31,357,203
Currency Strategies ‘P’	606,624,748	21,598	-	-	(19,491,016)	587,155,330	59,011,630
Global Absolute Return ‘P’	743,499,519	128,447	-	-	1,912,907	745,540,873	75,191,652
Precious Metals ‘P’	158,718,227	457,869	-	-	17,001,519	176,177,615	36,077,684
Total	$15,885,837,486	$3,772,503	$402,194,106	$79,767,578	$136,105,949	$15,703,289,410

Portfolio Optimization Growth
Diversified Bond ‘P’	$798,323,607	$39,224	$11,410,421	$876,123	$22,511,996	$810,340,529	72,765,492
Inflation Managed ‘P’	117,977,120	1,490,542	-	-	2,625,129	122,092,791	10,979,498
Inflation Protected ‘P’	148,287,978	1,188,274	-	-	2,729,228	152,205,480	15,050,198
Managed Bond ‘P’	916,880,149	190,828	5,140,325	216,755	11,988,973	924,136,380	73,975,917
Short Duration Bond ‘P’	199,391,667	145,191	-	-	900,734	200,437,592	20,497,106
Emerging Markets Debt ‘P’	145,427,433	1,216,798	-	-	2,148,577	148,792,808	14,445,797
American Funds Growth ‘P’	52,299,414	-	-	-	183,832	52,483,246	4,299,161
American Funds Growth-Income ‘P’	210,428,993	-	-	-	2,819,570	213,248,563	15,141,806
Comstock ‘P’	544,421,082	-	27,354,102	8,124,096	802,878	525,993,954	40,938,144
Dividend Growth ‘P’	253,498,602	-	14,845,983	4,339,091	(977,582)	242,014,128	16,635,473
Growth ‘P’	197,538,932	-	7,376,088	2,305,456	(2,606,211)	189,862,089	9,916,754
Large-Cap Growth ‘P’	393,535,932	-	28,072,960	7,341,036	(15,638,200)	357,165,808	44,124,592
Large-Cap Value ‘P’	773,836,795	-	33,851,629	10,167,234	2,407,112	752,559,512	42,790,188
Long/Short Large-Cap ‘P’	692,342,728	-	44,822,762	11,484,445	1,178,601	660,183,012	50,991,117
Main Street Core ‘P’	379,343,439	-	18,616,621	5,961,122	(2,078,455)	364,609,485	12,679,545
Mid-Cap Equity ‘P’	418,232,850	-	28,688,689	3,050,094	9,194,134	401,788,389	23,583,605
Mid-Cap Growth ‘P’	290,083,671	-	15,039,651	(429,593)	4,118,113	278,732,540	26,620,946
Mid-Cap Value ‘P’	497,145,556	-	20,143,595	4,713,954	12,926,982	494,642,897	24,917,211
Small-Cap Equity ‘P’	622,799,015	-	47,804,364	13,735,010	(4,848,640)	583,881,021	28,139,718
Small-Cap Growth ‘P’	201,902,044	-	10,588,253	2,039,821	(1,676,943)	191,676,669	12,621,087
Small-Cap Index ‘P’	50,415,371	163,997	-	-	537,811	51,117,179	2,936,854
Small-Cap Value ‘P’	144,997,191	-	6,097,483	1,197,303	(581,970)	139,515,041	7,651,320
Tactical Strategy ‘P’	835,911,017	-	19,800,740	258,553	12,808,213	829,177,043	79,730,133
Value Advantage ‘P’	329,811,101	44,738	721,387	113,633	12,537,252	341,785,337	28,142,066
Real Estate ‘P’	370,191,414	308,811	665,209	107,648	35,666,617	405,609,281	21,570,275
Emerging Markets ‘P’	638,614,822	298,979	-	-	(11,254,112)	627,659,689	39,167,952
International Large-Cap ‘P’	473,000,131	-	15,149,817	2,645,714	(8,418,161)	452,077,867	53,930,018
International Small-Cap ‘P’	578,345,214	-	28,929,611	6,468,922	9,837,192	565,721,717	49,563,384
International Value ‘P’	387,141,001	-	11,677,884	1,505,602	(10,374,189)	366,594,530	28,634,985
Tactical International ‘P’	412,731,708	-	5,219,044	46,514	(3,720,160)	403,839,018	39,217,354
Currency Strategies ‘P’	496,199,865	385,706	-	-	(15,959,700)	480,625,871	48,304,962
Global Absolute Return ‘P’	619,494,754	489,660	-	-	1,592,985	621,577,399	62,689,295
Precious Metals ‘P’	178,808,521	2,217,468	-	-	19,383,017	200,409,006	41,039,793
Total	$13,369,359,117	$8,180,216	$402,016,618	$86,268,533	$90,764,623	$13,152,555,871

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2014
						Ending Value	Share Balance

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$64,522,595	$222,486	$-	$-	$1,899,194	$66,644,275	5,984,402
Managed Bond ‘P’	77,125,881	292,593	-	-	1,025,590	78,444,064	6,279,346
American Funds Growth ‘P’	18,095,477	-	-	-	63,606	18,159,083	1,487,500
American Funds Growth-Income ‘P’	44,252,738	-	-	-	592,949	44,845,687	3,184,287
Comstock ‘P’	131,699,204	-	6,943,906	2,093,523	100,462	126,949,283	9,880,471
Dividend Growth ‘P’	71,062,458	-	1,429,220	424,250	603,410	70,660,898	4,857,061
Growth ‘P’	36,025,191	107,832	-	-	(59,753)	36,073,270	1,884,156
Large-Cap Growth ‘P’	94,511,511	-	7,890,646	2,095,250	(4,023,536)	84,692,579	10,462,999
Large-Cap Value ‘P’	184,920,498	-	10,932,380	3,330,719	(373,839)	176,944,998	10,061,011
Long/Short Large-Cap ‘P’	139,681,933	-	8,899,495	2,321,754	294,717	133,398,909	10,303,445
Main Street Core ‘P’	75,433,811	-	4,369,040	1,415,743	(632,536)	71,847,978	2,498,563
Mid-Cap Equity ‘P’	82,676,776	-	2,434,669	286,596	2,248,732	82,777,435	4,858,753
Mid-Cap Growth ‘P’	70,040,324	-	3,261,473	(76,623)	987,978	67,690,206	6,464,898
Mid-Cap Value ‘P’	124,578,022	-	7,316,187	1,739,274	2,638,738	121,639,847	6,127,503
Small-Cap Equity ‘P’	130,580,162	-	9,630,529	2,813,919	(866,378)	122,897,174	5,922,939
Small-Cap Growth ‘P’	62,978,656	-	4,444,748	875,499	(729,870)	58,679,537	3,863,796
Small-Cap Index ‘P’	61,416,128	-	6,560,859	2,045,288	(1,471,920)	55,428,637	3,184,561
Small-Cap Value ‘P’	49,107,317	-	3,755,447	755,932	(570,618)	45,537,184	2,497,362
Tactical Strategy ‘P’	237,586,939	-	5,384,708	101,028	3,651,239	235,954,498	22,688,380
Value Advantage ‘P’	79,839,700	97,060	-	-	3,068,990	83,005,750	6,834,563
Real Estate ‘P’	110,020,548	39,747	1,749,957	279,135	10,324,047	118,913,520	6,323,813
Emerging Markets ‘P’	145,435,395	478,404	-	-	(2,546,582)	143,367,217	8,946,568
International Large-Cap ‘P’	141,827,259	146,686	-	-	(1,629,499)	140,344,446	16,742,201
International Small-Cap ‘P’	165,748,373	-	6,496,203	1,491,423	3,282,974	164,026,567	14,370,514
International Value ‘P’	91,015,166	80,939	-	-	(2,041,731)	89,054,374	6,956,107
Tactical International ‘P’	88,491,495	-	1,096,036	17,565	(796,710)	86,616,314	8,411,428
Currency Strategies ‘P’	105,551,127	107,592	-	-	(3,394,882)	102,263,837	10,277,954
Global Absolute Return ‘P’	129,052,531	202,687	-	-	333,888	129,589,106	13,069,731
Precious Metals ‘P’	63,686,805	735,618	-	-	6,811,864	71,234,287	14,587,370
Total	$2,876,964,020	$2,511,644	$92,595,503	$22,010,275	$18,790,524	$2,827,680,960

As of March 31, 2014, Pacific Life Insurance Company owned 33.70% and 14.50% of the shares outstanding in the PD High Yield Bond Market and PD Emerging Markets Portfolios, respectively.

5. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the portfolio’s net assets.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The portfolio manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the portfolio manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as an investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of March 31, 2014, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $1,230,265 and $173,131, respectively (see details in the Notes to Schedule of Investments).

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of March 31, 2014, were as follows:

Portfolio	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Management	$561,523,976	$-	$-	$-
Diversified Bond	3,134,497,295	106,706,758	(45,306,997)	61,399,761
Floating Rate Income	304,194,097	1,934,237	(614,484)	1,319,753
Floating Rate Loan	743,973,635	6,574,794	(5,325,216)	1,249,578
High Yield Bond	1,164,643,301	59,493,418	(13,122,972)	46,370,446
Inflation Managed	2,525,709,150	13,960,648	(169,716,634)	(155,755,986)
Inflation Protected	969,148,666	9,045,192	(14,945,219)	(5,900,027)
Managed Bond	4,852,131,596	116,917,739	(51,582,543)	65,335,196
Short Duration Bond	2,223,340,481	21,038,055	(8,242,608)	12,795,447
Emerging Markets Debt	965,306,143	12,660,582	(26,197,482)	(13,536,900)
American Funds Growth	217,783,892	124,987,826	-	124,987,826
American Funds Growth-Income	561,496,329	283,610,548	-	283,610,548
Comstock	1,180,197,582	556,882,391	(3,716,602)	553,165,789
Dividend Growth	619,839,449	268,519,658	(2,775,681)	265,743,977
Equity Index	665,708,506	527,741,404	(6,287,472)	521,453,932
Focused 30	98,869,606	25,310,149	(1,521,327)	23,788,822
Growth	842,538,094	168,116,334	(5,514,210)	162,602,124
Large-Cap Growth	1,011,613,925	161,600,492	(9,064,891)	152,535,601
Large-Cap Value	1,628,740,221	842,119,806	(16,370,061)	825,749,745
Long/Short Large-Cap	1,550,600,989	325,454,737	(8,718,040)	316,736,697
Main Street Core	1,215,075,272	300,797,352	(5,923,578)	294,873,774
Mid-Cap Equity	989,414,865	196,914,738	(18,467,935)	178,446,803
Mid-Cap Growth	788,574,268	59,236,939	(21,679,222)	37,557,717
Mid-Cap Value	1,122,055,138	273,434,449	(23,484,331)	249,950,118
Small-Cap Equity	694,791,616	301,285,023	(17,717,782)	283,567,241
Small-Cap Growth	443,953,510	113,045,910	(11,149,926)	101,895,984
Small-Cap Index	536,751,487	240,966,221	(28,909,554)	212,056,667
Small-Cap Value	367,895,604	149,325,162	(5,450,235)	143,874,927
Tactical Strategy	1,969,757,470	1,123,697	(193,711)	929,986
Value Advantage	759,774,474	113,437,354	(5,519,961)	107,917,393
Health Sciences	180,221,697	113,037,198	(3,985,271)	109,051,927
Real Estate	968,122,155	219,958,491	(9,914,747)	210,043,744
Technology	75,479,268	17,304,481	(1,669,412)	15,635,069
Emerging Markets	1,536,268,520	290,041,210	(82,339,071)	207,702,139
International Large-Cap	1,263,114,013	391,389,463	(20,602,175)	370,787,288
International Small-Cap	1,053,251,670	414,209,708	(41,555,968)	372,653,740
International Value	1,050,857,090	181,228,887	(32,800,202)	148,428,685
Tactical International	827,606,135	504,472	(89,202)	415,270
Currency Strategies	1,388,610,490	10,924,694	(37,660)	10,887,034
Global Absolute Return	1,927,570,737	42,106,389	(35,653,215)	6,453,174
Precious Metals	894,410,557	4,949,862	(354,675,950)	(349,726,088)
American Funds Asset Allocation	1,467,894,565	270,445,125	-	270,445,125
Pacific Dynamix - Conservative Growth	326,419,872	39,839,150	-	39,839,150
Pacific Dynamix - Moderate Growth	1,084,350,596	173,533,608	-	173,533,608
Pacific Dynamix - Growth	364,476,664	83,563,643	-	83,563,643
Portfolio Optimization Conservative	2,524,512,693	188,492,757	(31,708,773)	156,783,984
Portfolio Optimization Moderate-Conservative	4,027,398,783	459,074,572	(86,389,125)	372,685,447
Portfolio Optimization Moderate	13,877,972,835	2,053,278,857	(227,962,282)	1,825,316,575
Portfolio Optimization Growth	11,336,332,425	2,037,342,918	(221,119,472)	1,816,223,446
Portfolio Optimization Aggressive-Growth	2,396,622,996	490,735,232	(59,677,268)	431,057,964
PD Aggregate Bond Index	742,079,657	9,188,743	(7,793,315)	1,395,428
PD High Yield Bond Market	135,500,257	6,492,673	(1,519,654)	4,973,019
PD Large-Cap Growth Index	238,676,611	78,789,925	(1,292,611)	77,497,314
PD Large-Cap Value Index	315,950,042	88,351,374	(2,134,939)	86,216,435
PD Small-Cap Growth Index	51,935,588	19,700,572	(1,892,617)	17,807,955
PD Small-Cap Value Index	90,632,011	23,511,012	(2,961,730)	20,549,282
PD Emerging Markets	98,248,207	12,885,219	(8,013,122)	4,872,097
PD International Large-Cap	245,197,889	55,385,701	(8,851,172)	46,534,529

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 30, 2014

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	May 30, 2014